UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

53 State Street, 33rd Floor, Boston, MA 02109

(Address of principal executive offices) (Zip Code)

Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO Climate Change Fund

Class III (GCCHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$104	0.78%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned +67.33% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI ACWI
2017	$10,000	$10,000
2017	$10,245	$10,179
2017	$10,470	$10,404
2017	$10,570	$10,451
2017	$11,270	$10,743
2017	$11,420	$10,784
2017	$11,930	$10,993
2017	$12,235	$11,221
2017	$12,010	$11,438
2017	$12,468	$11,623
2018	$12,633	$12,278
2018	$12,328	$11,763
2018	$12,349	$11,502
2018	$12,463	$11,621
2018	$12,421	$11,635
2018	$11,872	$11,572
2018	$12,232	$11,921
2018	$11,909	$12,015
2018	$11,825	$12,067
2018	$11,052	$11,163
2018	$11,219	$11,326
2018	$10,497	$10,528
2019	$11,531	$11,360
2019	$11,685	$11,664
2019	$11,446	$11,810
2019	$11,770	$12,209
2019	$10,990	$11,485
2019	$11,897	$12,237
2019	$11,709	$12,273
2019	$11,194	$11,982
2019	$11,698	$12,234
2019	$11,969	$12,568
2019	$12,144	$12,875
2019	$13,274	$13,329
2020	$12,960	$13,181
2020	$12,347	$12,117
2020	$9,536	$10,481
2020	$10,762	$11,604
2020	$11,590	$12,108
2020	$12,027	$12,495
2020	$12,817	$13,156
2020	$14,176	$13,961
2020	$14,227	$13,511
2020	$14,334	$13,183
2020	$16,815	$14,808
2020	$18,965	$15,495
2021	$19,459	$15,425
2021	$20,229	$15,782
2021	$20,570	$16,204
2021	$20,635	$16,912
2021	$20,947	$17,167
2021	$21,376	$17,402
2021	$21,231	$17,521
2021	$21,419	$17,960
2021	$20,762	$17,218
2021	$23,203	$18,097
2021	$21,588	$17,661
2021	$21,135	$18,368
2022	$19,647	$17,466
2022	$20,818	$17,014
2022	$21,961	$17,383
2022	$19,103	$15,992
2022	$20,474	$16,010
2022	$17,388	$14,661
2022	$19,958	$15,685
2022	$19,951	$15,107
2022	$17,264	$13,661
2022	$18,404	$14,485
2022	$20,823	$15,609
2022	$18,970	$14,995
2023	$21,527	$16,069
2023	$20,418	$15,609
2023	$20,107	$16,090
2023	$19,521	$16,321
2023	$18,836	$16,147
2023	$20,143	$17,084
2023	$21,082	$17,709
2023	$18,539	$17,215
2023	$17,021	$16,503
2023	$14,598	$16,007
2023	$15,961	$17,484
2023	$17,674	$18,324
2024	$15,433	$18,431
2024	$15,690	$19,222
2024	$16,554	$19,815
2024	$15,611	$19,171
2024	$16,932	$19,950
2024	$15,040	$20,394
2024	$15,911	$20,723
2024	$16,011	$21,250
2024	$16,518	$21,743
2024	$15,126	$21,255
2024	$14,562	$22,050
2024	$13,145	$21,528
2025	$13,382	$22,251
2025	$12,377	$22,117
2025	$11,874	$21,243
2025	$11,730	$21,441
2025	$12,707	$22,674
2025	$13,634	$23,692
2025	$14,561	$24,013
2025	$16,328	$24,606
2025	$16,902	$25,498
2025	$18,123	$26,068
2025	$18,181	$26,065
2025	$18,311	$26,337
2026	$20,112	$27,118
2026	$20,710	$27,467

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 4/5/2017 (commencement of operations)
Class III	67.33%	0.47%	8.52%
MSCI ACWI	24.19%	11.72%	12.02%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.83% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.78% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class R6 (GCCAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	0.78%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class R6 shares of GMO Climate Change Fund returned +67.26% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,560	$9,686
2020	$9,108	$8,904
2020	$7,031	$7,702
2020	$7,939	$8,527
2020	$8,542	$8,897
2020	$8,864	$9,182
2020	$9,447	$9,667
2020	$10,446	$10,259
2020	$10,484	$9,928
2020	$10,563	$9,687
2020	$12,394	$10,881
2020	$13,981	$11,386
2021	$14,346	$11,334
2021	$14,910	$11,597
2021	$15,162	$11,907
2021	$15,210	$12,427
2021	$15,440	$12,615
2021	$15,753	$12,787
2021	$15,649	$12,875
2021	$15,788	$13,197
2021	$15,307	$12,652
2021	$17,100	$13,298
2021	$15,912	$12,978
2021	$15,576	$13,497
2022	$14,483	$12,834
2022	$15,343	$12,503
2022	$16,187	$12,773
2022	$14,081	$11,751
2022	$15,088	$11,765
2022	$12,820	$10,773
2022	$14,713	$11,525
2022	$14,708	$11,101
2022	$12,724	$10,038
2022	$13,565	$10,644
2022	$15,347	$11,470
2022	$13,981	$11,018
2023	$15,870	$11,808
2023	$15,051	$11,470
2023	$14,821	$11,823
2023	$14,388	$11,993
2023	$13,882	$11,865
2023	$14,847	$12,554
2023	$15,536	$13,013
2023	$13,663	$12,650
2023	$12,547	$12,126
2023	$10,757	$11,762
2023	$11,764	$12,847
2023	$13,028	$13,465
2024	$11,372	$13,543
2024	$11,562	$14,125
2024	$12,200	$14,560
2024	$11,504	$14,087
2024	$12,479	$14,660
2024	$11,082	$14,986
2024	$11,726	$15,228
2024	$11,805	$15,615
2024	$12,174	$15,977
2024	$11,151	$15,619
2024	$10,734	$16,203
2024	$9,689	$15,819
2025	$9,864	$16,350
2025	$9,127	$16,252
2025	$8,750	$15,610
2025	$8,644	$15,755
2025	$9,366	$16,661
2025	$10,050	$17,409
2025	$10,735	$17,645
2025	$12,035	$18,081
2025	$12,454	$18,736
2025	$13,356	$19,155
2025	$13,398	$19,153
2025	$13,493	$19,353
2026	$14,818	$19,927
2026	$15,266	$20,183

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/16/2020 (commencement of operations)
Class R6	67.26%	0.47%	7.16%
MSCI ACWI	24.19%	11.72%	12.16%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.83% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.78% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Climate Change Fund

Class I (GCCLX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.86%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Climate Change Fund returned +67.24% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned 101.1% for the year. While performance was strong across clean energy, it was notably high in biofuels, batteries, and battery-related companies. Ameresco (biofuels), Albemarle (lithium), and LG Chem (batteries) were two of the biggest individual contributors along with solar names SolarEdge and Sunrun. The turnaround in performance of these clean energy sectors highlighted the rewards that accrue to patient, long-term capital.

The Fund’s energy efficiency, electric grid, copper, and water names also delivered higher returns than broad global equities, while agriculture and timber slightly trailed.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,568	$9,449
2020	$7,386	$8,173
2020	$8,335	$9,049
2020	$8,977	$9,442
2020	$9,315	$9,744
2020	$9,927	$10,259
2020	$10,977	$10,887
2020	$11,016	$10,536
2020	$11,099	$10,280
2020	$13,018	$11,547
2020	$14,683	$12,083
2021	$15,066	$12,028
2021	$15,659	$12,307
2021	$15,924	$12,636
2021	$15,970	$13,188
2021	$16,211	$13,387
2021	$16,540	$13,570
2021	$16,429	$13,663
2021	$16,569	$14,005
2021	$16,065	$13,427
2021	$17,948	$14,112
2021	$16,696	$13,772
2021	$16,345	$14,323
2022	$15,197	$13,620
2022	$16,100	$13,268
2022	$16,980	$13,555
2022	$14,770	$12,470
2022	$15,827	$12,485
2022	$13,441	$11,432
2022	$15,429	$12,231
2022	$15,424	$11,781
2022	$13,342	$10,653
2022	$14,225	$11,296
2022	$16,089	$12,172
2022	$14,656	$11,693
2023	$16,631	$12,531
2023	$15,772	$12,172
2023	$15,532	$12,547
2023	$15,078	$12,727
2023	$14,547	$12,591
2023	$15,554	$13,322
2023	$16,276	$13,810
2023	$14,312	$13,424
2023	$13,141	$12,869
2023	$11,270	$12,482
2023	$12,320	$13,634
2023	$13,639	$14,289
2024	$11,907	$14,373
2024	$12,105	$14,989
2024	$12,773	$15,452
2024	$12,045	$14,950
2024	$13,060	$15,557
2024	$11,603	$15,904
2024	$12,271	$16,160
2024	$12,348	$16,571
2024	$12,740	$16,955
2024	$11,664	$16,575
2024	$11,234	$17,195
2024	$10,135	$16,788
2025	$10,318	$17,351
2025	$9,541	$17,247
2025	$9,153	$16,565
2025	$9,042	$16,720
2025	$9,796	$17,681
2025	$10,506	$18,475
2025	$11,221	$18,725
2025	$12,585	$19,188
2025	$13,023	$19,883
2025	$13,966	$20,328
2025	$14,004	$20,326
2025	$14,106	$20,538
2026	$15,490	$21,147
2026	$15,957	$21,418

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 2/25/2020 (commencement of operations)
Class I	67.24%	0.38%	8.09%
MSCI ACWI	24.19%	11.72%	13.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.93% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.88% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$625,814,331
Number of Portfolio Holdings	105
Portfolio Turnover Rate	41%Footnote Reference*
Total Advisory Fees Paid, Net	$2,895,477
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	49.3
France	8.2
South Korea	7.3
Canada	5.5
Chile	3.4
Germany	3.4
Japan	3.1
Finland	3.1
Denmark	2.9
Norway	2.6
China	2.0
United Kingdom	1.7
Brazil	1.6
Spain	1.6
Switzerland	1.1
Other (each less than 1%)	3.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	28.3
Materials	22.4
Semiconductors & Semiconductor Equipment	10.2
Food, Beverage & Tobacco	9.2
Utilities	9.1
Energy	8.8
Technology Hardware & Equipment	6.4
Automobiles & Components	4.5
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class III (GMAUX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$107	0.81%

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets ex-China Fund returned +64.37% (net) for the fiscal year ended February 28, 2026, as compared with +65.82% for the MSCI Emerging Markets ex-China Index.

Stock selection within sectors and country allocation contributed positively to the portfolio’s benchmark relative performance. Areas of strong stock selection included Financials and Consumer Discretionary. Country allocation contributors included underweight positioning toward India and Saudi Arabia.

Information Technology, Industrials, and Materials were the largest detractors, largely from stock selection decisions. Information Technology detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted. Indonesia was also a modest detractor; value lost from the overweight allocation was nearly offset by positive stock selection within the country.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $50,000,000 Investment

Table Summary
	Class III	MSCI Emerging Markets ex-China Index
2021	$50,000,000	$50,000,000
2021	$47,675,000	$47,667,293
2021	$50,228,144	$49,797,609
2022	$48,768,609	$49,107,537
2022	$41,898,727	$47,850,583
2022	$39,508,109	$48,053,601
2022	$36,815,518	$45,074,320
2022	$37,419,464	$45,126,486
2022	$32,663,392	$39,442,698
2022	$33,868,674	$41,337,467
2022	$33,615,166	$41,545,815
2022	$29,939,299	$37,238,442
2022	$31,536,400	$38,409,592
2022	$35,567,178	$42,004,173
2022	$33,936,906	$40,208,998
2023	$36,760,583	$42,638,257
2023	$35,177,213	$40,709,095
2023	$35,731,392	$41,654,618
2023	$35,916,119	$41,995,978
2023	$35,995,287	$42,587,623
2023	$37,393,931	$44,173,892
2023	$39,499,023	$46,089,446
2023	$37,493,318	$43,821,000
2023	$37,279,376	$42,700,846
2023	$36,423,608	$41,110,665
2023	$40,033,878	$45,362,200
2023	$43,119,637	$48,263,273
2024	$42,668,123	$47,062,704
2024	$43,655,811	$48,734,828
2024	$44,135,545	$50,033,327
2024	$43,684,030	$49,386,963
2024	$44,339,600	$49,335,517
2024	$45,168,012	$52,327,708
2024	$45,668,142	$52,767,215
2024	$46,918,467	$53,724,441
2024	$47,262,307	$54,399,548
2024	$44,980,463	$52,289,508
2024	$44,511,591	$50,580,141
2024	$43,211,860	$49,981,842
2025	$43,805,837	$51,042,234
2025	$41,949,658	$49,102,534
2025	$42,655,006	$49,123,273
2025	$43,805,837	$51,019,210
2025	$46,218,871	$53,522,327
2025	$49,003,140	$57,243,582
2025	$49,526,329	$57,710,732
2025	$50,281,303	$57,580,050
2025	$52,168,740	$61,044,504
2025	$55,150,889	$65,805,369
2025	$54,244,919	$64,261,789
2025	$56,972,855	$67,282,636
2026	$63,085,822	$74,306,956
2026	$68,954,270	$81,421,848

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 11/17/2021 (commencement of operations)
Class III	64.37%	7.80%
MSCI Emerging Markets ex-China Index	65.82%	12.06%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.41% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.81% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$97,821,630
Number of Portfolio Holdings	173
Portfolio Turnover Rate	85%Footnote Reference*
Total Advisory Fees Paid, Net	$436,091
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	30.7
South Korea	22.5
India	10.3
Brazil	8.0
Thailand	7.6
Hungary	4.5
Indonesia	3.4
Mexico	3.2
Saudi Arabia	2.4
United States	1.6
Other (each less than 1%)	5.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	23.4
Banks	18.7
Technology Hardware & Equipment	11.5
Materials	9.1
Automobiles & Components	7.1
Transportation	6.2
Energy	5.7
Financial Services	4.0
Capital Goods	3.4
Utilities	2.9
Consumer Durables & Apparel	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	1.6
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets ex-China Fund

Class VI (GMAQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$90	0.68%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets ex-China Fund returned +64.55% (net) for the fiscal year ended February 28, 2026, as compared with +65.82% for the MSCI Emerging Markets ex-China Index.

Stock selection within sectors and country allocation contributed positively to the portfolio’s benchmark relative performance. Areas of strong stock selection included Financials and Consumer Discretionary. Country allocation contributors included underweight positioning toward India and Saudi Arabia.

Information Technology, Industrials, and Materials were the largest detractors, largely from stock selection decisions. Information Technology detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted. Indonesia was also a modest detractor; value lost from the overweight allocation was nearly offset by positive stock selection within the country.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	MSCI Emerging Markets ex-China Index
2021	$300,000,000	$300,000,000
2021	$297,750,000	$295,663,532
2021	$286,050,000	$286,594,293
2021	$301,391,477	$299,402,582
2022	$292,633,609	$295,253,600
2022	$251,562,225	$287,696,302
2022	$237,217,440	$288,916,927
2022	$220,909,685	$271,004,335
2022	$224,684,628	$271,317,977
2022	$196,146,057	$237,144,834
2022	$203,420,044	$248,536,920
2022	$201,898,578	$249,789,590
2022	$179,837,317	$223,891,986
2022	$189,422,554	$230,933,399
2022	$213,766,015	$252,545,414
2022	$203,771,859	$241,752,126
2023	$220,884,892	$256,357,776
2023	$211,377,651	$244,758,901
2023	$214,705,185	$250,443,756
2023	$215,814,363	$252,496,142
2023	$216,289,725	$256,053,345
2023	$224,687,788	$265,590,608
2023	$237,410,445	$277,107,662
2023	$225,523,860	$263,468,887
2023	$224,238,824	$256,734,084
2023	$219,098,679	$247,173,300
2023	$240,783,665	$272,735,177
2023	$259,358,916	$290,177,556
2024	$256,644,892	$282,959,270
2024	$262,581,819	$293,012,732
2024	$265,635,096	$300,819,812
2024	$262,921,072	$296,933,619
2024	$266,887,284	$296,624,303
2024	$271,866,600	$314,614,518
2024	$275,060,609	$317,257,008
2024	$282,575,927	$323,012,222
2024	$284,642,639	$327,071,225
2024	$270,927,185	$314,384,846
2024	$268,108,941	$304,107,468
2024	$260,338,882	$300,510,260
2025	$263,911,285	$306,885,748
2025	$252,970,800	$295,223,523
2025	$257,213,029	$295,348,212
2025	$264,134,560	$306,747,324
2025	$278,647,448	$321,797,035
2025	$295,616,363	$344,170,668
2025	$298,536,004	$346,979,355
2025	$303,303,499	$346,193,640
2025	$314,654,678	$367,023,287
2025	$332,589,541	$395,647,456
2025	$327,367,998	$386,366,851
2025	$343,649,090	$404,529,361
2026	$380,687,643	$446,762,302
2026	$416,254,465	$489,539,800

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 10/18/2021 (commencement of operations)
Class VI	64.55%	7.79%
MSCI Emerging Markets ex-China Index	65.82%	11.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.13% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$97,821,630
Number of Portfolio Holdings	173
Portfolio Turnover Rate	85%Footnote Reference*
Total Advisory Fees Paid, Net	$436,091
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 92%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	30.7
South Korea	22.5
India	10.3
Brazil	8.0
Thailand	7.6
Hungary	4.5
Indonesia	3.4
Mexico	3.2
Saudi Arabia	2.4
United States	1.6
Other (each less than 1%)	5.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	23.4
Banks	18.7
Technology Hardware & Equipment	11.5
Materials	9.1
Automobiles & Components	7.1
Transportation	6.2
Energy	5.7
Financial Services	4.0
Capital Goods	3.4
Utilities	2.9
Consumer Durables & Apparel	2.9
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	1.6
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class II (GMEMX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$132	1.03%

How did the Fund perform last year and what affected its performance?

Class II shares of GMO Emerging Markets Fund returned +56.01% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class II	MSCI Emerging Markets Index
2016	$10,000	$10,000
2016	$11,434	$11,323
2016	$11,513	$11,385
2016	$11,263	$10,960
2016	$11,724	$11,398
2016	$12,377	$11,972
2016	$12,679	$12,269
2016	$12,794	$12,427
2016	$12,710	$12,457
2016	$12,183	$11,883
2016	$12,200	$11,910
2017	$12,936	$12,561
2017	$13,447	$12,946
2017	$13,851	$13,273
2017	$14,061	$13,563
2017	$14,411	$13,964
2017	$14,564	$14,105
2017	$15,202	$14,945
2017	$15,423	$15,279
2017	$15,085	$15,218
2017	$15,657	$15,752
2017	$15,639	$15,783
2017	$16,100	$16,350
2018	$17,499	$17,712
2018	$16,762	$16,896
2018	$16,587	$16,559
2018	$15,897	$16,508
2018	$15,533	$15,923
2018	$14,926	$15,262
2018	$15,428	$15,597
2018	$14,893	$15,175
2018	$15,123	$15,095
2018	$13,966	$13,780
2018	$14,506	$14,348
2018	$14,028	$13,966
2019	$15,411	$15,191
2019	$15,326	$15,225
2019	$15,435	$15,353
2019	$15,701	$15,676
2019	$14,903	$14,539
2019	$15,863	$15,446
2019	$15,748	$15,257
2019	$14,840	$14,513
2019	$15,309	$14,790
2019	$15,868	$15,414
2019	$15,920	$15,393
2019	$17,127	$16,541
2020	$15,991	$15,770
2020	$15,309	$14,938
2020	$12,969	$12,638
2020	$14,100	$13,795
2020	$14,373	$13,901
2020	$15,026	$14,923
2020	$16,006	$16,256
2020	$16,096	$16,615
2020	$15,656	$16,349
2020	$15,721	$16,686
2020	$17,107	$18,229
2020	$18,062	$19,569
2021	$18,610	$20,169
2021	$18,966	$20,323
2021	$19,137	$20,016
2021	$19,313	$20,515
2021	$19,876	$20,750
2021	$19,607	$21,027
2021	$18,806	$19,612
2021	$19,272	$20,125
2021	$18,495	$19,325
2021	$18,692	$19,516
2021	$17,775	$18,720
2021	$18,419	$19,072
2022	$18,143	$18,711
2022	$16,097	$18,151
2022	$14,839	$17,741
2022	$13,986	$16,754
2022	$14,207	$16,828
2022	$13,300	$15,710
2022	$13,088	$15,671
2022	$12,989	$15,737
2022	$11,491	$13,892
2022	$11,425	$13,461
2022	$13,099	$15,457
2022	$12,595	$15,240
2023	$13,708	$16,443
2023	$12,752	$15,377
2023	$12,980	$15,843
2023	$13,020	$15,663
2023	$12,682	$15,400
2023	$13,114	$15,985
2023	$13,968	$16,980
2023	$13,130	$15,934
2023	$13,101	$15,517
2023	$12,812	$14,914
2023	$13,943	$16,108
2023	$14,814	$16,738
2024	$14,499	$15,960
2024	$14,991	$16,720
2024	$15,091	$17,087
2024	$15,255	$17,211
2024	$15,608	$17,308
2024	$15,677	$17,991
2024	$15,634	$18,044
2024	$15,922	$18,335
2024	$16,509	$19,560
2024	$15,800	$18,690
2024	$15,538	$18,018
2024	$15,298	$17,994
2025	$15,537	$18,315
2025	$15,424	$18,404
2025	$15,782	$18,520
2025	$15,835	$18,764
2025	$16,762	$19,564
2025	$17,703	$20,741
2025	$18,133	$21,145
2025	$18,756	$21,416
2025	$19,466	$22,948
2025	$20,103	$23,907
2025	$19,844	$23,335
2025	$20,465	$24,033
2026	$22,487	$26,161
2026	$24,063	$27,599

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class II	56.01%	4.88%	9.18%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.13% for Class II is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.03% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class III (GMOEX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$126	0.98%

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets Fund returned +56.14% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $50,000,000 Investment

Table Summary
	Class III	MSCI Emerging Markets Index
2016	$50,000,000	$50,000,000
2016	$57,293,035	$56,616,373
2016	$57,621,551	$56,924,075
2016	$56,373,193	$54,800,689
2016	$58,738,502	$56,990,918
2016	$61,942,353	$59,858,802
2016	$63,477,208	$61,346,422
2016	$64,069,224	$62,135,248
2016	$63,630,694	$62,283,402
2016	$60,999,514	$59,416,437
2016	$61,084,214	$59,547,639
2017	$64,781,535	$62,806,266
2017	$67,336,047	$64,728,884
2017	$69,375,175	$66,362,862
2017	$70,428,351	$67,815,769
2017	$72,176,175	$69,820,700
2017	$72,938,047	$70,523,555
2017	$76,146,218	$74,727,430
2017	$77,248,156	$76,394,254
2017	$75,561,515	$76,090,494
2017	$78,440,049	$78,757,906
2017	$78,350,095	$78,916,003
2017	$80,660,292	$81,748,863
2018	$87,675,230	$88,562,285
2018	$83,972,263	$84,477,853
2018	$83,121,270	$82,793,520
2018	$79,671,300	$82,540,320
2018	$77,831,317	$79,615,583
2018	$74,795,343	$76,307,796
2018	$77,335,389	$77,984,069
2018	$74,640,054	$75,875,445
2018	$75,791,907	$75,472,749
2018	$69,986,569	$68,900,387
2018	$72,727,978	$71,739,753
2018	$70,316,840	$69,831,339
2019	$77,234,419	$75,954,231
2019	$76,830,299	$76,124,997
2019	$77,377,050	$76,763,900
2019	$78,708,268	$78,379,921
2019	$74,714,613	$72,692,564
2019	$79,540,279	$77,229,391
2019	$78,975,596	$76,285,032
2019	$74,435,396	$72,565,622
2019	$76,753,287	$73,950,884
2019	$79,572,991	$77,069,159
2019	$79,835,845	$76,963,116
2019	$85,882,679	$82,704,973
2020	$80,206,954	$78,849,709
2020	$76,771,647	$74,691,715
2020	$65,046,794	$63,187,487
2020	$70,722,519	$68,973,808
2020	$72,091,663	$69,503,579
2020	$75,377,609	$74,612,719
2020	$80,306,773	$81,280,249
2020	$80,757,091	$83,076,915
2020	$78,555,535	$81,744,418
2020	$78,880,764	$83,428,596
2020	$85,835,681	$91,144,696
2020	$90,634,677	$97,845,059
2021	$93,401,556	$100,844,772
2021	$95,185,805	$101,616,102
2021	$96,039,142	$100,081,433
2021	$96,944,196	$102,573,237
2021	$99,762,792	$103,749,180
2021	$98,418,140	$105,132,817
2021	$94,401,407	$98,057,542
2021	$96,734,866	$100,624,225
2021	$92,845,767	$96,625,347
2021	$93,831,005	$97,578,346
2021	$89,241,868	$93,601,713
2021	$92,476,436	$95,358,010
2022	$91,098,207	$93,552,979
2022	$80,829,053	$90,756,662
2022	$74,505,416	$88,706,860
2022	$70,235,610	$83,772,422
2022	$71,343,598	$84,141,260
2022	$66,803,550	$78,550,110
2022	$65,734,381	$78,357,145
2022	$65,239,724	$78,684,263
2022	$57,709,950	$69,459,935
2022	$57,380,179	$67,303,319
2022	$65,789,343	$77,285,591
2022	$63,257,906	$76,199,294
2023	$68,860,082	$82,216,100
2023	$64,074,890	$76,885,013
2023	$65,183,654	$79,213,647
2023	$65,417,078	$78,315,943
2023	$63,724,754	$77,000,531
2023	$65,883,926	$79,924,227
2023	$70,175,657	$84,899,622
2023	$65,972,124	$79,669,785
2023	$65,855,359	$77,586,246
2023	$64,377,116	$74,571,645
2023	$70,065,546	$80,539,621
2023	$74,436,633	$83,688,254
2024	$72,911,164	$79,802,304
2024	$75,370,593	$83,598,690
2024	$75,868,705	$85,437,239
2024	$76,709,269	$86,053,545
2024	$78,483,794	$86,539,595
2024	$78,857,378	$89,953,028
2024	$78,644,974	$90,220,731
2024	$80,097,853	$91,677,384
2024	$83,035,196	$97,799,147
2024	$79,466,167	$93,449,702
2024	$78,171,209	$90,092,034
2024	$76,966,449	$89,968,316
2025	$78,178,777	$91,576,069
2025	$77,588,996	$92,019,725
2025	$79,391,105	$92,602,244
2025	$79,685,996	$93,819,140
2025	$84,371,480	$97,821,685
2025	$89,089,729	$103,703,426
2025	$91,232,467	$105,724,486
2025	$94,415,758	$107,080,593
2025	$97,960,041	$114,740,550
2025	$101,176,149	$119,535,651
2025	$99,863,452	$116,676,976
2025	$102,999,266	$120,167,146
2026	$113,192,440	$130,805,257
2026	$121,147,248	$137,993,480

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III	56.14%	4.94%	9.25%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.06% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.98% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class VI (GEMMX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$109	0.85%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets Fund returned +56.32% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care.

Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	MSCI Emerging Markets Index
2016	$300,000,000	$300,000,000
2016	$343,766,578	$339,698,237
2016	$345,755,968	$341,544,447
2016	$338,196,286	$328,804,135
2016	$352,519,894	$341,945,510
2016	$371,907,485	$359,152,811
2016	$381,205,173	$368,078,532
2016	$384,658,599	$372,811,489
2016	$382,134,941	$373,700,409
2016	$366,328,873	$356,498,623
2016	$366,859,772	$357,285,834
2017	$389,143,106	$376,837,594
2017	$404,496,867	$388,373,305
2017	$416,725,526	$398,177,169
2017	$423,111,604	$406,894,616
2017	$433,709,775	$418,924,199
2017	$438,329,491	$423,141,329
2017	$457,607,780	$448,364,579
2017	$464,431,636	$458,365,527
2017	$454,332,329	$456,542,966
2017	$471,528,446	$472,547,436
2017	$471,119,015	$473,496,019
2017	$485,079,338	$490,493,177
2018	$527,412,011	$531,373,712
2018	$505,197,836	$506,867,121
2018	$500,028,500	$496,761,120
2018	$479,211,443	$495,241,919
2018	$468,313,923	$477,693,497
2018	$450,011,679	$457,846,777
2018	$465,341,854	$467,904,417
2018	$449,242,482	$455,252,673
2018	$456,242,209	$452,836,493
2018	$421,383,568	$413,402,319
2018	$437,762,930	$430,438,516
2018	$423,309,858	$418,988,036
2019	$465,105,741	$455,725,385
2019	$462,791,782	$456,749,983
2019	$465,973,476	$460,583,397
2019	$474,216,954	$470,279,525
2019	$450,065,008	$436,155,386
2019	$479,134,117	$463,376,344
2019	$475,945,187	$457,710,194
2019	$448,598,703	$435,393,733
2019	$462,708,325	$443,705,306
2019	$479,727,147	$462,414,956
2019	$481,327,207	$461,778,694
2019	$517,792,022	$496,229,840
2020	$483,656,891	$473,098,252
2020	$463,024,100	$448,150,291
2020	$392,326,449	$379,124,924
2020	$426,613,292	$413,842,847
2020	$434,957,436	$417,021,472
2020	$454,831,668	$447,676,315
2020	$484,478,679	$487,681,494
2020	$487,224,465	$498,461,490
2020	$474,105,709	$490,466,510
2020	$476,088,777	$500,571,578
2020	$518,190,828	$546,868,177
2020	$547,058,501	$587,070,353
2021	$563,946,920	$605,068,631
2021	$574,679,747	$609,696,611
2021	$580,046,160	$600,488,600
2021	$585,412,574	$615,439,420
2021	$602,616,664	$622,495,080
2021	$594,567,044	$630,796,905
2021	$570,209,255	$588,345,252
2021	$584,460,528	$603,745,348
2021	$561,025,102	$579,752,080
2021	$567,042,306	$585,470,074
2021	$539,331,498	$561,610,275
2021	$558,857,191	$572,148,061
2022	$550,757,812	$561,317,875
2022	$488,607,470	$544,539,970
2022	$450,424,681	$532,241,161
2022	$424,638,901	$502,634,530
2022	$431,581,226	$504,847,558
2022	$403,977,218	$471,300,658
2022	$397,552,666	$470,142,870
2022	$394,692,575	$472,105,578
2022	$349,099,357	$416,759,608
2022	$347,248,710	$403,819,917
2022	$398,225,628	$463,713,546
2022	$382,822,976	$457,195,767
2023	$416,827,822	$493,296,599
2023	$387,834,217	$461,310,078
2023	$394,635,186	$475,281,883
2023	$396,066,969	$469,895,660
2023	$385,865,515	$462,003,188
2023	$399,109,508	$479,545,363
2023	$425,091,802	$509,397,734
2023	$399,542,806	$478,018,712
2023	$398,999,210	$465,517,478
2023	$390,160,345	$447,429,871
2023	$424,558,310	$483,237,726
2023	$451,117,465	$502,129,523
2024	$441,816,074	$478,813,823
2024	$456,737,056	$501,592,141
2024	$459,837,520	$512,623,433
2024	$464,875,773	$516,321,270
2024	$475,727,396	$519,237,567
2024	$478,052,744	$539,718,168
2024	$476,801,383	$541,324,386
2024	$485,656,546	$550,064,304
2024	$503,563,656	$586,794,879
2024	$481,917,699	$560,698,214
2024	$474,046,443	$540,552,203
2024	$466,671,167	$539,809,899
2025	$474,234,388	$549,456,415
2025	$470,759,394	$552,118,348
2025	$481,797,608	$555,613,465
2025	$483,637,311	$562,914,839
2025	$512,050,492	$586,930,107
2025	$540,668,084	$622,220,557
2025	$553,803,856	$634,346,917
2025	$573,055,913	$642,483,556
2025	$594,765,680	$688,443,302
2025	$614,427,355	$717,213,903
2025	$606,439,799	$700,061,856
2025	$625,483,755	$721,002,878
2026	$687,579,350	$784,831,539
2026	$735,875,924	$827,960,882

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	56.32%	5.07%	9.39%
MSCI Emerging Markets Index	49.96%	6.31%	10.69%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.97% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class R6 (GEMNX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$132	1.03%

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Emerging Markets Fund returned +56.01% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$10,871	$10,916
2020	$11,083	$11,000
2020	$11,585	$11,808
2020	$12,341	$12,863
2020	$12,410	$13,148
2020	$12,075	$12,937
2020	$12,121	$13,203
2020	$13,190	$14,424
2020	$13,926	$15,485
2021	$14,353	$15,960
2021	$14,624	$16,082
2021	$14,756	$15,839
2021	$14,892	$16,233
2021	$15,326	$16,419
2021	$15,119	$16,638
2021	$14,501	$15,519
2021	$14,861	$15,925
2021	$14,261	$15,292
2021	$14,409	$15,443
2021	$13,705	$14,813
2021	$14,200	$15,091
2022	$13,992	$14,806
2022	$12,412	$14,363
2022	$11,441	$14,039
2022	$10,782	$13,258
2022	$10,957	$13,316
2022	$10,257	$12,431
2022	$10,090	$12,401
2022	$10,018	$12,453
2022	$8,857	$10,993
2022	$8,806	$10,651
2022	$10,103	$12,231
2022	$9,709	$12,059
2023	$10,573	$13,011
2023	$9,835	$12,168
2023	$10,006	$12,536
2023	$10,038	$12,394
2023	$9,781	$12,186
2023	$10,114	$12,649
2023	$10,771	$13,436
2023	$10,125	$12,608
2023	$10,107	$12,279
2023	$9,880	$11,802
2023	$10,752	$12,746
2023	$11,424	$13,244
2024	$11,181	$12,629
2024	$11,560	$13,230
2024	$11,638	$13,521
2024	$11,764	$13,619
2024	$12,036	$13,696
2024	$12,089	$14,236
2024	$12,057	$14,278
2024	$12,279	$14,509
2024	$12,727	$15,478
2024	$12,185	$14,789
2024	$11,983	$14,258
2024	$11,794	$14,238
2025	$11,983	$14,493
2025	$11,896	$14,563
2025	$12,167	$14,655
2025	$12,213	$14,848
2025	$12,929	$15,481
2025	$13,654	$16,412
2025	$13,981	$16,732
2025	$14,467	$16,946
2025	$15,010	$18,159
2025	$15,506	$18,918
2025	$15,301	$18,465
2025	$15,779	$19,018
2026	$17,339	$20,701
2026	$18,560	$21,839

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 3/31/2020 (commencement of operations)
Class R6	56.01%	4.88%	11.02%
MSCI Emerging Markets Index	49.96%	6.31%	14.12%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.13% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.03% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Markets Fund

Class I (GEMEX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$145	1.13%

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Emerging Markets Fund returned +55.87% (net) for the fiscal year ended February 28, 2026, as compared with +49.96% for the MSCI Emerging Markets Index.

Stock selection and country allocation contributed to portfolio outperformance. Areas of strong stock selection included China, Financials, Consumer Discretionary, and Health Care. Country allocation contributors included underweight positioning toward India and Saudi Arabia. Indonesia was also a modestly positive contributor; value lost from the overweight allocation was more than offset by positive stock selection within the country.

Information Technology, Industrials, and Materials were the largest detractors, primarily from stock selection. Information Technology, detracted through a combination of underweight sector allocation and stock selection headwinds in Taiwan and Korea. Underweight positioning toward South African Materials also detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$9,102	$9,289
2020	$8,714	$8,799
2020	$7,382	$7,444
2020	$8,025	$8,125
2020	$8,181	$8,188
2020	$8,552	$8,790
2020	$9,108	$9,575
2020	$9,156	$9,787
2020	$8,909	$9,630
2020	$8,943	$9,828
2020	$9,732	$10,737
2020	$10,275	$11,526
2021	$10,587	$11,880
2021	$10,790	$11,971
2021	$10,887	$11,790
2021	$10,987	$12,083
2021	$11,305	$12,222
2021	$11,152	$12,385
2021	$10,697	$11,551
2021	$10,962	$11,854
2021	$10,517	$11,383
2021	$10,629	$11,495
2021	$10,107	$11,026
2021	$10,473	$11,233
2022	$10,316	$11,021
2022	$9,150	$10,691
2022	$8,437	$10,450
2022	$7,951	$9,869
2022	$8,077	$9,912
2022	$7,560	$9,253
2022	$7,439	$9,231
2022	$7,386	$9,269
2022	$6,529	$8,183
2022	$6,492	$7,928
2022	$7,445	$9,104
2022	$7,158	$8,976
2023	$7,792	$9,685
2023	$7,248	$9,057
2023	$7,374	$9,332
2023	$7,397	$9,226
2023	$7,208	$9,071
2023	$7,450	$9,415
2023	$7,936	$10,001
2023	$7,459	$9,385
2023	$7,446	$9,140
2023	$7,279	$8,785
2023	$7,919	$9,488
2023	$8,414	$9,859
2024	$8,238	$9,401
2024	$8,514	$9,848
2024	$8,568	$10,065
2024	$8,665	$10,137
2024	$8,862	$10,195
2024	$8,905	$10,597
2024	$8,879	$10,628
2024	$9,042	$10,800
2024	$9,373	$11,521
2024	$8,969	$11,009
2024	$8,820	$10,613
2024	$8,684	$10,598
2025	$8,820	$10,788
2025	$8,752	$10,840
2025	$8,955	$10,909
2025	$8,986	$11,052
2025	$9,513	$11,524
2025	$10,044	$12,216
2025	$10,284	$12,455
2025	$10,638	$12,614
2025	$11,042	$13,517
2025	$11,400	$14,082
2025	$11,253	$13,745
2025	$11,606	$14,156
2026	$12,751	$15,409
2026	$13,642	$16,256

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/14/2020 (commencement of operations)
Class I	55.87%	4.80%	5.20%
MSCI Emerging Markets Index	49.96%	6.31%	8.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.26% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.12% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$530,049,469
Number of Portfolio Holdings	209
Portfolio Turnover Rate	91%Footnote Reference*
Total Advisory Fees Paid, Net	$2,892,491
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 110%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Taiwan	25.4
China	21.7
South Korea	18.7
Thailand	6.9
Brazil	6.8
India	5.7
Hungary	3.6
Mexico	2.2
Saudi Arabia	2.1
Indonesia	2.0
Other (each less than 1%)	4.9
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.3
Banks	17.7
Technology Hardware & Equipment	9.7
Materials	8.3
Automobiles & Components	7.6
Transportation	6.1
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Capital Goods	4.5
Energy	4.2
Consumer Durables & Apparel	3.6
Utilities	3.3
Media & Entertainment	2.7
Financial Services	2.6
Consumer Discretionary Distribution & Retail	2.1
Insurance	1.8
Food, Beverage & Tobacco	1.0
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class III (GMOIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$86	0.68%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO International Equity Fund returned +52.42% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI EAFE Index
2016	$10,000	$10,000
2016	$10,686	$10,651
2016	$10,925	$10,959
2016	$10,919	$10,859
2016	$10,539	$10,495
2016	$10,917	$11,027
2016	$10,944	$11,035
2016	$11,130	$11,170
2016	$10,977	$10,942
2016	$10,808	$10,724
2016	$11,128	$11,091
2017	$11,411	$11,412
2017	$11,553	$11,575
2017	$11,859	$11,894
2017	$12,130	$12,197
2017	$12,527	$12,644
2017	$12,583	$12,622
2017	$12,883	$12,986
2017	$13,048	$12,981
2017	$13,446	$13,304
2017	$13,765	$13,506
2017	$13,771	$13,648
2017	$13,992	$13,867
2018	$14,815	$14,563
2018	$13,974	$13,905
2018	$13,776	$13,631
2018	$13,840	$13,966
2018	$13,589	$13,652
2018	$13,039	$13,486
2018	$13,423	$13,818
2018	$13,111	$13,551
2018	$13,158	$13,668
2018	$11,929	$12,580
2018	$11,788	$12,565
2018	$11,116	$11,955
2019	$12,126	$12,740
2019	$12,295	$13,065
2019	$12,313	$13,147
2019	$12,688	$13,517
2019	$11,799	$12,868
2019	$12,513	$13,631
2019	$12,139	$13,458
2019	$11,873	$13,110
2019	$12,448	$13,485
2019	$13,066	$13,970
2019	$13,242	$14,127
2019	$13,841	$14,586
2020	$13,603	$14,282
2020	$12,577	$12,991
2020	$10,523	$11,257
2020	$11,331	$11,984
2020	$11,844	$12,506
2020	$12,245	$12,932
2020	$12,685	$13,233
2020	$13,105	$13,914
2020	$12,961	$13,552
2020	$12,396	$13,011
2020	$14,009	$15,028
2020	$14,873	$15,726
2021	$14,762	$15,559
2021	$15,293	$15,908
2021	$15,988	$16,274
2021	$16,408	$16,763
2021	$17,221	$17,365
2021	$16,801	$17,115
2021	$16,730	$17,244
2021	$16,857	$17,548
2021	$16,257	$17,039
2021	$16,557	$17,458
2021	$15,729	$16,645
2021	$16,678	$17,498
2022	$16,538	$16,652
2022	$16,070	$16,358
2022	$15,930	$16,463
2022	$15,008	$15,398
2022	$15,483	$15,513
2022	$14,037	$14,074
2022	$14,402	$14,775
2022	$13,708	$14,073
2022	$12,600	$12,757
2022	$13,392	$13,443
2022	$15,054	$14,957
2022	$14,939	$14,969
2023	$16,025	$16,181
2023	$15,769	$15,844
2023	$16,032	$16,236
2023	$16,323	$16,695
2023	$15,631	$15,988
2023	$16,731	$16,716
2023	$17,378	$17,257
2023	$16,858	$16,595
2023	$16,524	$16,029
2023	$15,894	$15,379
2023	$17,304	$16,806
2023	$18,000	$17,699
2024	$18,063	$17,801
2024	$18,448	$18,127
2024	$19,297	$18,703
2024	$18,912	$18,244
2024	$20,012	$18,950
2024	$19,320	$18,644
2024	$20,062	$19,191
2024	$20,667	$19,815
2024	$20,978	$19,998
2024	$19,815	$18,911
2024	$19,728	$18,803
2024	$20,335	$18,376
2025	$21,326	$19,341
2025	$21,915	$19,717
2025	$22,316	$19,637
2025	$23,446	$20,536
2025	$24,379	$21,476
2025	$25,157	$21,949
2025	$25,034	$21,641
2025	$26,270	$22,564
2025	$26,740	$22,996
2025	$27,111	$23,266
2025	$28,496	$23,411
2025	$29,283	$24,113
2026	$31,179	$25,371
2026	$33,404	$26,545

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	52.42%	16.92%	12.82%
MSCI EAFE Index	34.63%	10.78%	10.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year. Performance for other periods including  these dates were also positively impacted, sometimes materially. Without these events, performance would have been lower in both absolute terms and relative to the benchmark.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.73% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus supplement dated September 3, 2025. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class IV (GMCFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$78	0.62%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class IV shares of GMO International Equity Fund returned +52.48% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	MSCI EAFE Index
2016	$125,000,000	$125,000,000
2016	$133,510,349	$133,133,424
2016	$136,505,991	$136,987,780
2016	$136,437,909	$135,743,359
2016	$131,672,113	$131,186,787
2016	$136,440,380	$137,835,431
2016	$136,782,336	$137,933,291
2016	$139,107,635	$139,627,718
2016	$137,261,074	$136,771,654
2016	$135,140,948	$134,047,705
2016	$139,142,564	$138,631,385
2017	$142,686,695	$142,652,761
2017	$144,458,760	$144,692,624
2017	$148,286,421	$148,675,821
2017	$151,688,786	$152,458,858
2017	$156,650,569	$158,054,719
2017	$157,359,395	$157,775,178
2017	$161,109,787	$162,326,325
2017	$163,177,125	$162,265,161
2017	$168,167,251	$166,302,404
2017	$172,159,352	$168,827,657
2017	$172,230,640	$170,598,535
2017	$175,065,792	$173,336,829
2018	$185,316,403	$182,031,315
2018	$174,772,917	$173,815,157
2018	$172,356,702	$170,389,571
2018	$173,162,107	$174,579,494
2018	$170,013,705	$170,655,315
2018	$163,131,152	$168,570,370
2018	$167,959,477	$172,719,782
2018	$164,053,443	$169,384,142
2018	$164,643,033	$170,854,181
2018	$149,313,691	$157,255,548
2018	$147,544,920	$157,057,392
2018	$139,094,779	$149,433,212
2019	$151,760,443	$159,253,988
2019	$153,884,027	$163,313,589
2019	$154,111,554	$164,343,405
2019	$158,889,619	$168,963,973
2019	$147,740,801	$160,849,324
2019	$156,690,192	$170,391,777
2019	$151,952,626	$168,228,344
2019	$148,685,644	$163,870,232
2019	$155,903,394	$168,566,102
2019	$163,577,002	$174,622,531
2019	$165,856,291	$176,591,085
2019	$173,344,331	$182,330,242
2020	$170,359,699	$178,521,762
2020	$157,478,652	$162,383,799
2020	$131,795,101	$140,710,713
2020	$141,927,144	$149,800,996
2020	$148,367,667	$156,324,059
2020	$153,394,417	$161,646,826
2020	$158,955,307	$165,414,635
2020	$164,232,812	$173,918,749
2020	$162,342,363	$169,399,762
2020	$155,253,177	$162,635,823
2020	$175,575,510	$187,846,553
2020	$186,391,638	$196,580,664
2021	$184,992,054	$194,486,316
2021	$191,660,659	$198,848,511
2021	$200,387,476	$203,420,671
2021	$205,656,498	$209,541,500
2021	$215,865,227	$217,057,888
2021	$210,596,206	$213,939,806
2021	$209,758,350	$215,550,666
2021	$211,350,603	$219,352,827
2021	$203,808,353	$212,986,995
2021	$207,579,478	$218,225,493
2021	$197,187,934	$208,068,465
2021	$209,182,224	$218,722,361
2022	$207,426,603	$208,152,833
2022	$201,545,273	$204,472,382
2022	$199,701,871	$205,786,621
2022	$188,202,555	$192,473,314
2022	$194,259,447	$193,916,246
2022	$176,000,990	$175,923,224
2022	$180,633,359	$184,689,463
2022	$171,910,089	$175,917,712
2022	$158,076,218	$159,461,137
2022	$168,033,081	$168,036,099
2022	$188,916,059	$186,962,988
2022	$187,441,772	$187,113,225
2023	$201,092,224	$202,265,113
2023	$197,885,742	$198,044,534
2023	$201,183,838	$202,952,883
2023	$204,848,388	$208,682,823
2023	$196,145,080	$199,851,763
2023	$210,070,373	$208,946,929
2023	$218,119,230	$215,707,724
2023	$211,588,715	$207,443,441
2023	$207,390,526	$200,357,658
2023	$199,553,907	$192,234,791
2023	$217,186,300	$210,077,610
2023	$225,984,118	$221,238,825
2024	$226,774,964	$222,512,029
2024	$231,717,748	$226,584,984
2024	$242,295,308	$233,781,208
2024	$237,451,379	$228,043,868
2024	$251,390,032	$236,877,146
2024	$242,690,730	$233,053,040
2024	$251,971,178	$239,890,005
2024	$259,582,390	$247,690,317
2024	$263,488,143	$249,977,580
2024	$248,866,604	$236,383,550
2024	$247,865,129	$235,042,448
2024	$255,407,455	$229,697,135
2025	$267,873,894	$241,768,108
2025	$275,394,969	$246,456,790
2025	$280,340,333	$245,462,493
2025	$294,661,284	$256,705,975
2025	$306,406,524	$268,450,996
2025	$316,091,195	$274,365,992
2025	$314,594,148	$270,514,740
2025	$330,157,842	$282,047,418
2025	$335,968,288	$287,445,392
2025	$340,741,155	$290,826,826
2025	$358,172,493	$292,632,590
2025	$368,123,575	$301,411,306
2026	$392,003,630	$317,140,219
2026	$419,918,214	$331,813,390

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class IV†	52.48%	16.99%	12.88%
MSCI EAFE Index	34.63%	10.78%	10.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year. Performance for other periods including  these dates were also positively impacted, sometimes materially. Without these events, performance would have been lower in both absolute terms and relative to the benchmark.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus supplement dated September 3, 2025. The net expense ratio of 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Fund

Class I (GMOUX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.77%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class I shares of GMO International Equity Fund returned +52.23% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the MSCI EAFE Index.

Strong stock selection across sectors drove portfolio outperformance for the period, with broad-based contributions from Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Materials, and Industrials. An underweight allocation toward Danish Health Care was also a notable contributor.

Partially offsetting these gains, underweight positioning in Utilities and stock selection in France were both among the top detractors.

For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year.  Without this event, performance would have been lower in both absolute terms and relative to the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI EAFE Index
2021	$10,000	$10,000
2021	$10,050	$10,078
2021	$9,810	$9,933
2021	$9,763	$10,008
2021	$9,833	$10,184
2021	$9,484	$9,889
2021	$9,663	$10,132
2021	$9,174	$9,660
2021	$9,730	$10,155
2022	$9,645	$9,664
2022	$9,373	$9,494
2022	$9,288	$9,555
2022	$8,748	$8,936
2022	$9,028	$9,003
2022	$8,179	$8,168
2022	$8,392	$8,575
2022	$7,989	$8,168
2022	$7,341	$7,404
2022	$7,801	$7,802
2022	$8,767	$8,681
2022	$8,701	$8,688
2023	$9,330	$9,391
2023	$9,183	$9,195
2023	$9,330	$9,423
2023	$9,500	$9,689
2023	$9,094	$9,279
2023	$9,736	$9,701
2023	$10,106	$10,015
2023	$9,805	$9,631
2023	$9,611	$9,302
2023	$9,241	$8,925
2023	$10,059	$9,754
2023	$10,464	$10,272
2024	$10,500	$10,331
2024	$10,723	$10,520
2024	$11,215	$10,854
2024	$10,987	$10,588
2024	$11,629	$10,998
2024	$11,224	$10,821
2024	$11,648	$11,138
2024	$11,999	$11,500
2024	$12,179	$11,606
2024	$11,501	$10,975
2024	$11,450	$10,913
2024	$11,800	$10,665
2025	$12,372	$11,225
2025	$12,713	$11,443
2025	$12,945	$11,397
2025	$13,597	$11,919
2025	$14,137	$12,464
2025	$14,586	$12,739
2025	$14,513	$12,560
2025	$15,227	$13,095
2025	$15,494	$13,346
2025	$15,713	$13,503
2025	$16,513	$13,587
2025	$16,967	$13,994
2026	$18,067	$14,725
2026	$19,352	$15,406

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 5/24/2021 (commencement of operations)
Class I†	52.23%	14.86%
MSCI EAFE Index	34.63%	9.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.51% to the performance for the fiscal year ended February 28, 2025. For the year ended February 28, 2026, the Fund's performance was positively impacted by an adjustment to net asset value related to the finalization of an IRS closing agreement. The adjustment contributed 5.49% to the performance during the year. Performance for other periods including  these dates were also positively impacted, sometimes materially. Without these events, performance would have been lower in both absolute terms and relative to the benchmark.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus supplement dated September 3, 2025. The net expense ratio of 0.76% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,149,440,871
Number of Portfolio Holdings	192
Portfolio Turnover Rate	74%Footnote Reference*
Total Advisory Fees Paid, Net	$5,119,140
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	26.7
United Kingdom	12.3
Netherlands	8.6
France	8.6
Spain	7.3
Switzerland	6.4
Hong Kong	5.5
Germany	4.9
Australia	4.3
Italy	3.0
Singapore	2.7
Finland	2.4
Norway	1.7
Israel	1.5
Canada	1.4
Belgium	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Capital Goods	18.9
Banks	15.5
Pharmaceuticals, Biotechnology & Life Sciences	10.3
Materials	8.0
Semiconductors & Semiconductor Equipment	6.0
Automobiles & Components	6.0
Financial Services	5.1
Telecommunication Services	4.5
Technology Hardware & Equipment	4.4
Insurance	4.4
Consumer Durables & Apparel	4.1
Food, Beverage & Tobacco	3.6
Software & Services	2.4
Consumer Staples Distribution & Retail	2.0
Transportation	1.9
Other (each less than 1%)	2.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class III (GTMIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$92	0.73%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class III shares of GMO International Opportunistic Value Fund returned +51.36% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI World ex USA Index	MSCI World ex USA Value Index
2016	$10,000	$10,000	$10,000
2016	$10,728	$10,679	$10,711
2016	$10,898	$11,022	$11,192
2016	$10,836	$10,898	$10,981
2016	$10,457	$10,566	$10,478
2016	$10,869	$11,086	$11,003
2016	$10,947	$11,097	$11,178
2016	$11,086	$11,232	$11,284
2016	$10,886	$11,013	$11,315
2016	$10,679	$10,837	$11,302
2016	$10,997	$11,191	$11,805
2017	$11,384	$11,524	$12,120
2017	$11,505	$11,657	$12,178
2017	$11,843	$11,953	$12,474
2017	$12,109	$12,207	$12,672
2017	$12,488	$12,614	$12,930
2017	$12,576	$12,626	$13,018
2017	$13,032	$13,001	$13,473
2017	$13,226	$12,998	$13,391
2017	$13,567	$13,335	$13,818
2017	$13,875	$13,518	$13,923
2017	$13,891	$13,654	$14,050
2017	$14,125	$13,900	$14,290
2018	$14,939	$14,547	$15,007
2018	$14,117	$13,856	$14,248
2018	$13,944	$13,595	$13,915
2018	$14,002	$13,929	$14,348
2018	$13,694	$13,665	$13,800
2018	$13,094	$13,515	$13,643
2018	$13,462	$13,847	$14,023
2018	$13,066	$13,585	$13,544
2018	$13,075	$13,691	$13,800
2018	$11,896	$12,603	$12,873
2018	$11,767	$12,592	$12,809
2018	$11,125	$11,941	$12,137
2019	$12,176	$12,793	$13,024
2019	$12,212	$13,122	$13,254
2019	$12,229	$13,189	$13,168
2019	$12,547	$13,562	$13,491
2019	$11,867	$12,921	$12,712
2019	$12,574	$13,689	$13,398
2019	$12,237	$13,524	$13,114
2019	$11,970	$13,191	$12,598
2019	$12,450	$13,561	$13,205
2019	$12,957	$14,000	$13,639
2019	$13,135	$14,175	$13,710
2019	$13,718	$14,627	$14,204
2020	$13,423	$14,344	$13,697
2020	$12,493	$13,070	$12,420
2020	$10,560	$11,225	$10,119
2020	$11,324	$12,007	$10,679
2020	$11,830	$12,518	$10,990
2020	$12,254	$12,947	$11,369
2020	$12,746	$13,291	$11,421
2020	$12,995	$13,977	$12,110
2020	$12,801	$13,584	$11,522
2020	$12,248	$13,050	$11,086
2020	$13,853	$15,052	$13,181
2020	$14,747	$15,737	$13,746
2021	$14,577	$15,569	$13,667
2021	$15,058	$15,965	$14,352
2021	$15,680	$16,373	$14,892
2021	$16,132	$16,888	$15,223
2021	$16,857	$17,538	$15,856
2021	$16,518	$17,297	$15,444
2021	$16,412	$17,412	$15,376
2021	$16,526	$17,691	$15,529
2021	$15,996	$17,183	$15,279
2021	$16,261	$17,694	$15,618
2021	$15,419	$16,866	$14,682
2021	$16,338	$17,723	$15,570
2022	$16,228	$16,941	$15,809
2022	$15,776	$16,677	$15,647
2022	$15,698	$16,871	$15,812
2022	$14,816	$15,763	$15,018
2022	$15,224	$15,894	$15,418
2022	$13,713	$14,398	$13,856
2022	$13,977	$15,114	$14,167
2022	$13,446	$14,408	$13,668
2022	$12,361	$13,074	$12,440
2022	$13,174	$13,795	$13,233
2022	$14,835	$15,264	$14,599
2022	$14,728	$15,190	$14,692
2023	$15,698	$16,435	$15,864
2023	$15,395	$16,052	$15,588
2023	$15,663	$16,408	$15,519
2023	$15,956	$16,874	$16,025
2023	$15,126	$16,138	$15,146
2023	$16,108	$16,906	$16,002
2023	$16,814	$17,453	$16,721
2023	$16,287	$16,778	$16,193
2023	$16,135	$16,212	$16,033
2023	$15,408	$15,528	$15,311
2023	$16,545	$16,987	$16,540
2023	$17,362	$17,915	$17,407
2024	$17,085	$17,993	$17,353
2024	$17,254	$18,300	$17,370
2024	$18,084	$18,899	$18,113
2024	$17,843	$18,416	$17,911
2024	$18,770	$19,120	$18,633
2024	$17,976	$18,803	$18,110
2024	$18,786	$19,393	$18,981
2024	$19,407	$20,040	$19,526
2024	$19,699	$20,262	$19,865
2024	$18,798	$19,229	$18,975
2024	$18,615	$19,275	$18,971
2024	$18,274	$18,757	$18,564
2025	$19,026	$19,690	$19,442
2025	$20,054	$20,036	$20,087
2025	$20,516	$19,921	$20,473
2025	$20,951	$20,828	$21,315
2025	$21,953	$21,809	$22,200
2025	$22,468	$22,320	$22,630
2025	$22,481	$22,050	$22,706
2025	$23,890	$23,022	$24,004
2025	$24,373	$23,511	$24,414
2025	$24,553	$23,764	$24,572
2025	$25,506	$24,012	$25,325
2025	$26,734	$24,733	$26,404
2026	$28,414	$25,900	$27,814
2026	$30,355	$27,145	$29,437

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	51.36%	15.05%	11.75%
MSCI World ex USA Index	35.48%	11.20%	10.50%
MSCI World ex USA Value Index	46.55%	15.45%	11.40%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class IV (GMAZX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$79	0.63%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class IV shares of GMO International Opportunistic Value Fund returned +51.39% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$125,000,000	$125,000,000	$125,000,000
2023	$123,653,017	$124,385,373	$124,262,278
2023	$118,085,489	$119,135,120	$118,662,797
2023	$126,795,977	$130,331,085	$128,188,980
2023	$133,053,248	$137,455,460	$134,910,013
2024	$131,019,077	$138,047,380	$134,492,115
2024	$132,313,550	$140,404,187	$134,622,625
2024	$138,600,986	$144,999,463	$140,378,265
2024	$136,751,740	$141,294,592	$138,813,329
2024	$143,871,337	$146,698,884	$144,406,662
2024	$137,768,825	$144,266,896	$140,353,450
2024	$143,983,079	$148,793,051	$147,110,056
2024	$148,760,657	$153,757,169	$151,332,002
2024	$151,008,928	$155,459,715	$153,955,325
2024	$144,076,757	$147,532,988	$147,062,275
2024	$142,671,587	$147,885,685	$147,031,724
2024	$140,200,476	$143,915,404	$143,875,877
2025	$145,881,538	$151,072,596	$150,680,093
2025	$153,794,444	$153,725,962	$155,678,818
2025	$157,243,660	$152,840,657	$158,672,982
2025	$160,591,428	$159,802,921	$165,194,860
2025	$168,301,440	$167,327,049	$172,053,003
2025	$172,284,875	$171,250,710	$175,388,675
2025	$172,391,158	$169,180,629	$175,976,365
2025	$183,232,032	$176,631,184	$186,035,497
2025	$186,951,940	$180,385,527	$189,212,274
2025	$188,333,620	$182,328,835	$190,435,735
2025	$195,667,152	$184,233,156	$196,274,025
2025	$205,062,119	$189,758,847	$204,634,995
2026	$217,878,502	$198,715,886	$215,567,425
2026	$232,830,948	$208,264,518	$228,141,647

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 9/25/2023 (commencement of operations)
Class IV†	51.39%	29.19%
MSCI World ex USA Index	35.48%	23.39%
MSCI World ex USA Value Index	46.55%	28.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.70% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.64% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class R6 (GMBCX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.69%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class R6 shares of GMO International Opportunistic Value Fund returned +51.29% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI World ex USA Index	MSCI World ex USA Value Index
2024	$10,000	$10,000	$10,000
2024	$9,795	$9,787	$9,855
2024	$10,304	$10,161	$10,252
2024	$9,868	$9,992	$9,964
2024	$10,307	$10,306	$10,444
2024	$10,649	$10,650	$10,744
2024	$10,810	$10,768	$10,930
2024	$10,321	$10,219	$10,441
2024	$10,220	$10,243	$10,439
2024	$10,033	$9,968	$10,214
2025	$10,446	$10,464	$10,698
2025	$11,011	$10,648	$11,052
2025	$11,258	$10,586	$11,265
2025	$11,497	$11,068	$11,728
2025	$12,048	$11,590	$12,215
2025	$12,338	$11,861	$12,452
2025	$12,338	$11,718	$12,493
2025	$13,113	$12,234	$13,208
2025	$13,378	$12,494	$13,433
2025	$13,477	$12,629	$13,520
2025	$14,001	$12,761	$13,934
2025	$14,676	$13,143	$14,528
2026	$15,591	$13,764	$15,304
2026	$16,659	$14,425	$16,197

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 4/8/2024 (commencement of operations)
Class R6†	51.29%	30.97%
MSCI World ex USA Index	35.48%	21.37%
MSCI World ex USA Value Index	46.55%	29.03%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.46% to the performance for the period ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Opportunistic Value Fund

Class I (IOVFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.51%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Index is included for comparative purposes.

Class I shares of GMO International Opportunistic Value Fund returned +51.15% (net) for the fiscal year ended February 28, 2026, as compared with +46.55% for the MSCI World ex USA Value Index for comparative purposes.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Highlights included overweight positioning toward Spanish and French Financials, Japanese Industrials, and Australian Materials.

Areas where deep value stock selection detracted included overweight positioning in Japanese and German Consumer Discretionary securities and underweight positioning in Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$10,000	$10,000	$10,000
2023	$9,986	$10,000	$10,038
2023	$9,885	$9,662	$9,939
2023	$9,447	$9,255	$9,491
2023	$10,144	$10,124	$10,253
2023	$10,646	$10,678	$10,790
2024	$10,476	$10,724	$10,757
2024	$10,572	$10,907	$10,767
2024	$11,081	$11,264	$11,228
2024	$10,934	$10,976	$11,102
2024	$11,495	$11,396	$11,550
2024	$11,008	$11,207	$11,226
2024	$11,497	$11,558	$11,766
2024	$11,878	$11,944	$12,104
2024	$12,058	$12,076	$12,313
2024	$11,504	$11,461	$11,762
2024	$11,392	$11,488	$11,760
2024	$11,189	$11,180	$11,507
2025	$11,642	$11,736	$12,051
2025	$12,273	$11,942	$12,451
2025	$12,549	$11,873	$12,691
2025	$12,816	$12,414	$13,212
2025	$13,423	$12,998	$13,761
2025	$13,739	$13,303	$14,028
2025	$13,748	$13,142	$14,075
2025	$14,605	$13,721	$14,879
2025	$14,901	$14,013	$15,133
2025	$15,012	$14,164	$15,231
2025	$15,588	$14,311	$15,698
2025	$16,345	$14,741	$16,367
2026	$17,358	$15,437	$17,241
2026	$18,552	$16,178	$18,247

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 8/14/2023 (commencement of operations)
Class I†	51.15%	27.50%
MSCI World ex USA Index	35.48%	20.82%
MSCI World ex USA Value Index	46.55%	26.67%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 6.04% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.81% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$339,816,620
Number of Portfolio Holdings	175
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$1,726,795
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 67%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Japan	22.3
Canada	13.8
United Kingdom	10.1
France	10.0
Germany	8.8
Switzerland	7.5
Australia	5.5
Spain	4.8
Sweden	3.1
Hong Kong	2.7
Norway	2.5
Netherlands	1.9
Italy	1.8
Israel	1.6
Austria	1.2
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Banks	19.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Energy	11.4
Materials	8.7
Capital Goods	8.5
Automobiles & Components	7.8
Insurance	5.7
Telecommunication Services	4.7
Food, Beverage & Tobacco	3.9
Transportation	3.5
Financial Services	3.3
Real Estate Management & Development	2.6
Consumer Durables & Apparel	2.0
Consumer Staples Distribution & Retail	1.8
Technology Hardware & Equipment	1.6
Household & Personal Products	1.2
Other (each less than 1%)	2.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class III (GMAKX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$89	0.70%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class III shares of GMO-Usonian Japan Value Creation Fund returned +53.11% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$10,000	$10,000
2022	$9,934	$9,511
2022	$9,950	$9,473
2022	$9,329	$9,360
2022	$8,839	$8,463
2022	$8,844	$8,685
2022	$8,476	$8,054
2022	$8,853	$8,492
2022	$8,432	$8,285
2022	$7,766	$7,487
2022	$7,788	$7,662
2022	$8,651	$8,402
2022	$8,717	$8,478
2023	$9,199	$8,982
2023	$9,033	$8,656
2023	$9,295	$8,994
2023	$9,445	$9,028
2023	$9,461	$9,116
2023	$9,869	$9,475
2023	$10,161	$9,783
2023	$9,993	$9,588
2023	$9,944	$9,389
2023	$9,684	$8,975
2023	$10,221	$9,692
2023	$10,615	$10,138
2024	$10,828	$10,541
2024	$11,036	$10,802
2024	$11,378	$11,068
2024	$11,075	$10,616
2024	$11,316	$10,752
2024	$11,137	$10,655
2024	$11,914	$11,330
2024	$12,130	$11,368
2024	$12,305	$11,378
2024	$11,404	$10,885
2024	$11,704	$10,983
2024	$11,484	$10,915
2025	$11,633	$11,094
2025	$11,725	$10,967
2025	$12,179	$11,058
2025	$12,697	$11,631
2025	$13,220	$12,083
2025	$13,577	$12,305
2025	$13,501	$12,185
2025	$14,238	$13,053
2025	$14,633	$13,344
2025	$14,366	$13,585
2025	$14,964	$13,602
2025	$15,092	$13,714
2026	$15,900	$14,541
2026	$17,953	$15,871

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 12/30/2021 (commencement of operations)
Class III	53.11%	15.09%
Tokyo Stock Price Index (TR)	44.71%	11.73%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.78% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class VI (GMAHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$76	0.60%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund returned +53.22% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	Tokyo Stock Price Index (TR)
2020	$300,000,000	$300,000,000
2020	$299,550,000	$297,807,029
2020	$293,550,000	$292,099,818
2020	$323,250,000	$325,453,450
2020	$350,534,002	$338,382,940
2021	$348,863,346	$334,471,407
2021	$356,457,237	$338,903,001
2021	$372,708,163	$344,944,425
2021	$372,252,530	$338,813,004
2021	$373,619,430	$345,493,420
2021	$360,861,693	$342,190,531
2021	$365,994,098	$338,514,021
2021	$371,536,993	$348,872,735
2021	$376,264,757	$358,043,699
2021	$364,852,914	$345,382,237
2021	$344,800,676	$334,313,329
2021	$353,083,060	$340,943,581
2022	$350,766,008	$324,272,438
2022	$351,300,712	$322,984,858
2022	$329,377,837	$319,117,168
2022	$312,089,065	$288,543,393
2022	$312,267,300	$296,119,292
2022	$299,256,162	$274,594,116
2022	$312,778,737	$289,513,856
2022	$297,732,255	$282,480,916
2022	$274,410,209	$255,262,373
2022	$275,162,533	$261,247,709
2022	$305,631,658	$286,471,530
2022	$308,125,771	$289,055,076
2023	$324,970,485	$306,252,137
2023	$319,292,491	$295,130,580
2023	$328,377,281	$306,644,043
2023	$333,676,741	$307,805,477
2023	$334,244,540	$310,804,814
2023	$348,818,056	$323,057,631
2023	$359,055,587	$333,540,573
2023	$353,310,698	$326,906,049
2023	$351,587,231	$320,123,368
2023	$342,395,408	$305,991,201
2023	$361,353,543	$330,435,419
2023	$375,314,139	$345,648,057
2024	$382,852,161	$359,402,731
2024	$390,191,814	$368,279,490
2024	$402,490,692	$377,372,593
2024	$391,778,766	$361,946,781
2024	$400,308,633	$366,598,307
2024	$393,960,825	$363,271,492
2024	$421,403,840	$386,277,574
2024	$429,226,186	$387,580,884
2024	$435,443,949	$387,923,661
2024	$403,352,271	$371,123,726
2024	$414,183,212	$374,459,295
2024	$406,437,177	$372,151,932
2025	$411,728,798	$378,230,965
2025	$415,188,704	$373,925,900
2025	$431,063,566	$377,010,089
2025	$449,380,715	$396,558,373
2025	$467,901,387	$411,973,151
2025	$480,723,391	$419,534,129
2025	$477,961,353	$415,428,750
2025	$504,274,924	$445,024,316
2025	$518,254,009	$454,958,539
2025	$508,797,569	$463,170,185
2025	$530,177,346	$463,744,378
2025	$534,823,026	$467,586,772
2026	$563,435,843	$495,772,332
2026	$636,151,122	$541,112,963

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 9/14/2020 (commencement of operations)
Class VI	53.22%	12.28%	14.77%
Tokyo Stock Price Index (TR)	44.71%	9.81%	11.42%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.69% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO-Usonian Japan Value Creation Fund

Class I (GMIIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.82%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class I shares of GMO-Usonian Japan Value Creation Fund returned +52.93% (net) for the fiscal year ended February 28, 2026, as compared with +44.71% for TOPIX.

In the first half of 2025, the Japanese equity market underwent a period of correction amid concerns over U.S. tariff policy and heightened geopolitical risks. Subsequently, supported by yen depreciation, upward revisions to corporate earnings, and strong performance in AI- and semiconductor-related sectors, the market rallied meaningfully in the second half of the year, with TOPIX reaching record-high territory. While volatility increased thereafter due to heightened valuation awareness, index levels remained elevated, underpinned by ongoing share buybacks and improving earnings momentum in the financial sector.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Consumer Staples contributed to the returns, while Financials and Information Technology detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$9,519	$9,770
2021	$9,653	$9,665
2021	$9,799	$9,961
2021	$9,920	$10,223
2021	$9,618	$9,861
2021	$9,085	$9,545
2021	$9,304	$9,735
2022	$9,243	$9,259
2022	$9,257	$9,222
2022	$8,679	$9,111
2022	$8,218	$8,238
2022	$8,223	$8,455
2022	$7,880	$7,840
2022	$8,234	$8,266
2022	$7,838	$8,065
2022	$7,218	$7,288
2022	$7,238	$7,459
2022	$8,041	$8,179
2022	$8,101	$8,253
2023	$8,544	$8,744
2023	$8,395	$8,426
2023	$8,639	$8,755
2023	$8,773	$8,788
2023	$8,788	$8,874
2023	$9,167	$9,224
2023	$9,435	$9,523
2023	$9,278	$9,334
2023	$9,233	$9,140
2023	$8,996	$8,737
2023	$9,490	$9,434
2023	$9,853	$9,869
2024	$10,051	$10,262
2024	$10,244	$10,515
2024	$10,562	$10,775
2024	$10,281	$10,334
2024	$10,500	$10,467
2024	$10,338	$10,372
2024	$11,054	$11,029
2024	$11,254	$11,066
2024	$11,412	$11,076
2024	$10,574	$10,596
2024	$10,859	$10,691
2024	$10,648	$10,626
2025	$10,787	$10,799
2025	$10,872	$10,676
2025	$11,289	$10,764
2025	$11,770	$11,322
2025	$12,251	$11,763
2025	$12,583	$11,978
2025	$12,508	$11,861
2025	$13,193	$12,706
2025	$13,555	$12,990
2025	$13,306	$13,224
2025	$13,862	$13,241
2025	$13,981	$13,350
2026	$14,726	$14,155
2026	$16,627	$15,450

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 6/7/2021 (commencement of operations)
Class I	52.93%	11.35%
Tokyo Stock Price Index (TR)	44.71%	9.64%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.89% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$296,301,318
Number of Portfolio Holdings	36
Portfolio Turnover Rate	40%Footnote Reference*
Total Advisory Fees Paid, Net	$1,020,275
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	31.2
Technology Hardware & Equipment	12.9
Consumer Durables & Apparel	9.4
Banks	9.3
Financial Services	5.7
Food, Beverage & Tobacco	5.4
Automobiles & Components	5.4
Materials	4.5
Health Care Equipment & Services	4.5
Insurance	3.4
Transportation	3.2
Semiconductors & Semiconductor Equipment	2.0
Software & Services	1.9
Real Estate Management & Development	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class III (GQETX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.51%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +15.46% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	S&P 500 Index
2016	$10,000	$10,000
2016	$10,606	$10,678
2016	$10,506	$10,720
2016	$10,769	$10,912
2016	$10,885	$10,941
2016	$11,270	$11,344
2016	$11,254	$11,360
2016	$11,264	$11,362
2016	$11,018	$11,155
2016	$11,018	$11,568
2016	$11,174	$11,797
2017	$11,387	$12,020
2017	$12,025	$12,498
2017	$12,205	$12,512
2017	$12,500	$12,641
2017	$12,947	$12,818
2017	$12,996	$12,899
2017	$13,129	$13,164
2017	$13,322	$13,204
2017	$13,405	$13,476
2017	$14,006	$13,791
2017	$14,375	$14,214
2017	$14,422	$14,372
2018	$15,301	$15,195
2018	$14,829	$14,635
2018	$14,322	$14,263
2018	$14,416	$14,318
2018	$14,735	$14,662
2018	$14,906	$14,753
2018	$15,705	$15,302
2018	$16,308	$15,800
2018	$16,450	$15,890
2018	$15,619	$14,804
2018	$15,871	$15,106
2018	$14,488	$13,742
2019	$15,399	$14,843
2019	$15,847	$15,320
2019	$16,409	$15,617
2019	$16,878	$16,250
2019	$16,039	$15,217
2019	$17,006	$16,289
2019	$17,381	$16,523
2019	$17,122	$16,262
2019	$17,302	$16,566
2019	$17,864	$16,925
2019	$18,504	$17,539
2019	$19,080	$18,069
2020	$18,965	$18,061
2020	$17,532	$16,575
2020	$15,946	$14,527
2020	$17,733	$16,390
2020	$18,310	$17,170
2020	$18,503	$17,512
2020	$19,358	$18,499
2020	$20,532	$19,829
2020	$19,909	$19,076
2020	$19,182	$18,568
2020	$21,482	$20,601
2020	$22,602	$21,393
2021	$22,222	$21,177
2021	$22,937	$21,761
2021	$24,120	$22,714
2021	$25,497	$23,926
2021	$25,895	$24,093
2021	$26,204	$24,656
2021	$26,975	$25,241
2021	$27,470	$26,009
2021	$26,192	$24,799
2021	$27,784	$26,537
2021	$26,912	$26,353
2021	$28,524	$27,534
2022	$27,474	$26,109
2022	$26,311	$25,327
2022	$26,695	$26,268
2022	$25,072	$23,977
2022	$25,222	$24,021
2022	$23,515	$22,038
2022	$25,238	$24,070
2022	$23,980	$23,089
2022	$21,978	$20,962
2022	$23,661	$22,659
2022	$25,354	$23,926
2022	$24,182	$22,547
2023	$25,808	$23,964
2023	$24,916	$23,379
2023	$26,280	$24,238
2023	$27,119	$24,616
2023	$27,863	$24,723
2023	$29,352	$26,357
2023	$30,138	$27,203
2023	$29,592	$26,770
2023	$28,110	$25,494
2023	$28,016	$24,958
2023	$30,463	$27,237
2023	$31,440	$28,474
2024	$32,294	$28,953
2024	$33,924	$30,499
2024	$34,843	$31,480
2024	$33,530	$30,194
2024	$34,701	$31,692
2024	$36,080	$32,829
2024	$36,514	$33,228
2024	$37,621	$34,034
2024	$38,224	$34,761
2024	$37,051	$34,446
2024	$38,312	$36,468
2024	$37,389	$35,599
2025	$39,327	$36,590
2025	$38,937	$36,113
2025	$37,010	$34,078
2025	$36,792	$33,847
2025	$38,363	$35,977
2025	$40,118	$37,807
2025	$39,643	$38,655
2025	$40,795	$39,439
2025	$42,146	$40,878
2025	$43,369	$41,835
2025	$44,321	$41,938
2025	$44,752	$41,964
2026	$45,404	$42,572
2026	$44,957	$42,249

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III	15.46%	14.41%	16.22%
S&P 500 Index	16.99%	14.19%	15.50%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.51% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class IV (GQEFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$50	0.46%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class IV shares of GMO Quality Fund returned +15.53% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	S&P 500 Index
2016	$125,000,000	$125,000,000
2016	$132,627,564	$133,479,775
2016	$131,378,222	$133,997,240
2016	$134,665,965	$136,403,583
2016	$136,112,572	$136,757,015
2016	$140,920,774	$141,799,073
2016	$140,720,223	$141,998,166
2016	$140,853,924	$142,025,013
2016	$137,778,803	$139,434,310
2016	$137,778,803	$144,598,243
2016	$139,785,044	$147,456,388
2017	$142,441,777	$150,253,111
2017	$150,411,977	$156,219,049
2017	$152,659,982	$156,401,275
2017	$156,338,536	$158,007,503
2017	$161,924,488	$160,231,111
2017	$162,605,701	$161,231,199
2017	$164,286,820	$164,546,544
2017	$166,696,727	$165,050,257
2017	$167,660,690	$168,454,938
2017	$175,234,684	$172,385,901
2017	$179,847,935	$177,672,940
2017	$180,406,931	$179,648,424
2018	$191,465,795	$189,934,007
2018	$185,567,734	$182,933,587
2018	$179,227,319	$178,284,646
2018	$180,406,931	$178,968,736
2018	$184,388,122	$183,278,656
2018	$186,526,169	$184,406,723
2018	$196,545,033	$191,269,164
2018	$204,080,797	$197,501,729
2018	$205,849,395	$198,625,896
2018	$195,468,496	$185,049,784
2018	$198,621,213	$188,820,801
2018	$181,330,577	$171,772,010
2019	$192,797,070	$185,537,100
2019	$198,396,984	$191,494,368
2019	$205,419,100	$195,215,436
2019	$211,285,677	$203,119,640
2019	$200,796,948	$190,211,758
2019	$212,885,653	$203,617,175
2019	$217,688,950	$206,543,583
2019	$214,359,272	$203,271,867
2019	$216,699,046	$207,075,173
2019	$223,718,367	$211,560,365
2019	$231,727,593	$219,239,769
2019	$238,968,973	$225,856,867
2020	$237,525,343	$225,768,313
2020	$219,624,324	$207,183,249
2020	$199,702,223	$181,593,454
2020	$222,030,375	$204,872,602
2020	$229,344,770	$214,630,286
2020	$231,847,063	$218,898,682
2020	$242,573,569	$231,241,315
2020	$257,247,772	$247,863,062
2020	$249,361,636	$238,445,091
2020	$240,377,430	$232,103,933
2020	$269,126,890	$257,510,948
2020	$283,206,548	$267,411,773
2021	$278,460,686	$264,712,040
2021	$287,400,566	$272,011,452
2021	$302,300,364	$283,924,375
2021	$319,517,910	$299,077,068
2021	$324,594,878	$301,165,935
2021	$328,457,789	$308,196,591
2021	$338,104,196	$315,517,772
2021	$344,288,344	$325,111,297
2021	$328,322,000	$309,990,442
2021	$348,336,149	$331,708,927
2021	$337,317,123	$329,410,531
2021	$357,583,037	$344,173,437
2022	$344,330,533	$326,363,480
2022	$329,905,242	$316,591,684
2022	$334,713,672	$328,346,584
2022	$314,307,163	$299,714,160
2022	$316,183,623	$300,264,021
2022	$294,838,883	$275,479,099
2022	$316,563,895	$300,879,499
2022	$300,717,556	$288,609,068
2022	$275,556,956	$262,028,568
2022	$296,725,730	$283,242,756
2022	$318,015,468	$299,071,501
2022	$303,326,733	$281,840,650
2023	$323,784,567	$299,549,802
2023	$312,637,670	$292,241,100
2023	$329,685,865	$302,970,507
2023	$340,308,202	$307,699,408
2023	$349,488,000	$309,036,873
2023	$368,241,014	$329,456,568
2023	$378,100,087	$340,040,346
2023	$371,268,536	$334,626,383
2023	$352,744,522	$318,672,096
2023	$351,562,138	$311,971,525
2023	$382,304,119	$340,462,452
2023	$394,512,571	$355,929,870
2024	$405,326,760	$361,911,009
2024	$425,723,142	$381,235,468
2024	$437,358,662	$393,501,565
2024	$420,795,157	$377,429,168
2024	$435,579,112	$396,143,870
2024	$452,827,059	$410,358,342
2024	$458,334,337	$415,353,379
2024	$472,189,999	$425,428,481
2024	$479,872,347	$434,514,401
2024	$465,193,576	$430,573,971
2024	$481,107,010	$455,849,155
2024	$469,489,073	$444,982,528
2025	$493,889,300	$457,374,135
2025	$488,865,724	$451,406,263
2025	$464,752,558	$425,972,105
2025	$462,025,474	$423,083,616
2025	$481,689,187	$449,714,490
2025	$503,792,922	$472,583,661
2025	$497,873,868	$483,189,850
2025	$512,287,942	$492,984,837
2025	$529,349,498	$510,978,832
2025	$544,793,149	$522,942,688
2025	$556,706,822	$524,224,422
2025	$562,090,945	$524,545,372
2026	$570,411,107	$532,151,364
2026	$564,810,998	$528,107,098

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	15.53%	14.47%	16.28%
S&P 500 Index	16.99%	14.19%	15.50%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.47% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.47% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class VI (GQLOX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.41%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class VI shares of GMO Quality Fund returned +15.59% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	S&P 500 Index
2016	$300,000,000	$300,000,000
2016	$318,325,434	$320,351,459
2016	$315,323,855	$321,593,377
2016	$323,222,749	$327,368,600
2016	$326,698,262	$328,216,835
2016	$338,242,117	$340,317,776
2016	$337,920,747	$340,795,598
2016	$338,242,117	$340,860,032
2016	$330,850,603	$334,642,343
2016	$330,850,603	$347,035,784
2016	$335,612,861	$353,895,331
2017	$342,000,807	$360,607,466
2017	$361,164,645	$374,925,718
2017	$366,569,830	$375,363,060
2017	$375,414,679	$379,218,007
2017	$389,009,538	$384,554,666
2017	$390,483,680	$386,954,877
2017	$394,472,784	$394,911,707
2017	$400,434,589	$396,120,616
2017	$402,753,069	$404,291,851
2017	$420,969,696	$413,726,164
2017	$432,065,278	$426,415,056
2017	$433,555,532	$431,156,218
2018	$459,987,518	$455,841,617
2018	$445,795,847	$439,040,608
2018	$430,717,198	$427,883,151
2018	$433,555,532	$429,524,967
2018	$443,134,909	$439,868,775
2018	$448,279,390	$442,576,134
2018	$472,285,920	$459,045,994
2018	$490,422,292	$474,004,149
2018	$494,863,852	$476,702,149
2018	$469,695,010	$444,119,481
2018	$477,467,741	$453,169,922
2018	$435,953,502	$412,252,824
2019	$463,347,733	$445,289,040
2019	$476,830,831	$459,586,484
2019	$493,738,208	$468,517,046
2019	$508,077,376	$487,487,136
2019	$482,823,319	$456,508,220
2019	$511,929,689	$488,681,220
2019	$523,393,900	$495,704,598
2019	$515,375,028	$487,852,480
2019	$521,009,911	$496,980,414
2019	$537,914,559	$507,744,876
2019	$557,419,921	$526,175,446
2019	$574,610,364	$542,056,480
2020	$571,132,093	$541,843,950
2020	$528,001,533	$497,239,798
2020	$480,233,278	$435,824,290
2020	$534,030,536	$491,694,245
2020	$551,653,775	$515,112,687
2020	$557,450,893	$525,356,837
2020	$583,438,038	$554,979,156
2020	$618,805,210	$594,871,348
2020	$600,038,956	$572,268,219
2020	$578,144,992	$557,049,438
2020	$647,435,778	$618,026,275
2020	$681,308,978	$641,788,255
2021	$669,865,116	$635,308,895
2021	$691,422,158	$652,827,486
2021	$727,350,561	$681,418,501
2021	$768,867,827	$717,784,964
2021	$781,110,098	$722,798,243
2021	$790,424,869	$739,671,818
2021	$813,719,212	$757,242,653
2021	$828,637,398	$780,267,113
2021	$790,121,355	$743,977,062
2021	$838,130,788	$796,101,425
2021	$812,091,774	$790,585,275
2021	$860,706,276	$826,016,249
2022	$829,006,472	$783,272,351
2022	$794,193,295	$759,820,041
2022	$805,797,687	$788,031,802
2022	$756,832,812	$719,313,985
2022	$761,078,321	$720,633,650
2022	$709,849,174	$661,149,837
2022	$762,151,241	$722,110,798
2022	$723,897,673	$692,661,762
2022	$663,451,196	$628,868,562
2022	$714,553,290	$679,782,615
2022	$765,655,385	$717,771,602
2022	$730,418,319	$676,417,559
2023	$779,514,086	$718,919,525
2023	$752,590,601	$701,378,640
2023	$794,084,443	$727,129,216
2023	$819,424,194	$738,478,578
2023	$841,913,223	$741,688,495
2023	$886,891,281	$790,695,763
2023	$910,555,087	$816,096,829
2023	$894,368,851	$803,103,320
2023	$849,618,671	$764,813,031
2023	$846,762,277	$748,731,661
2023	$920,711,156	$817,109,884
2023	$950,501,777	$854,231,688
2024	$976,307,255	$868,586,423
2024	$1,025,933,174	$914,965,124
2024	$1,053,392,850	$944,403,755
2024	$1,014,022,954	$905,830,004
2024	$1,049,422,776	$950,745,287
2024	$1,091,108,548	$984,860,021
2024	$1,104,213,196	$996,848,109
2024	$1,138,035,942	$1,021,028,354
2024	$1,156,605,293	$1,042,834,563
2024	$1,121,124,569	$1,033,377,531
2024	$1,159,258,058	$1,094,037,972
2024	$1,131,462,244	$1,067,958,068
2025	$1,190,117,802	$1,097,697,924
2025	$1,178,317,275	$1,083,375,032
2025	$1,120,355,866	$1,022,333,051
2025	$1,113,761,454	$1,015,400,679
2025	$1,161,310,634	$1,079,314,776
2025	$1,214,413,003	$1,134,200,788
2025	$1,200,352,146	$1,159,655,639
2025	$1,235,217,146	$1,183,163,609
2025	$1,276,485,922	$1,226,349,197
2025	$1,313,485,514	$1,255,062,450
2025	$1,342,302,504	$1,258,138,612
2025	$1,355,491,934	$1,258,908,892
2026	$1,375,243,388	$1,277,163,274
2026	$1,362,075,752	$1,267,457,036

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	15.59%	14.52%	16.34%
S&P 500 Index	16.99%	14.19%	15.50%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.42% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.42% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class R6 (GQESX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.51%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class R6 shares of GMO Quality Fund returned +15.47% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	S&P 500 Index
2019	$10,000	$10,000
2019	$10,198	$10,172
2019	$10,510	$10,479
2020	$10,450	$10,475
2020	$9,661	$9,613
2020	$8,787	$8,425
2020	$9,767	$9,506
2020	$10,090	$9,958
2020	$10,196	$10,156
2020	$10,668	$10,729
2020	$11,315	$11,500
2020	$10,967	$11,063
2020	$10,571	$10,769
2020	$11,839	$11,948
2020	$12,453	$12,407
2021	$12,244	$12,282
2021	$12,638	$12,621
2021	$13,290	$13,173
2021	$14,050	$13,876
2021	$14,269	$13,973
2021	$14,439	$14,299
2021	$14,862	$14,639
2021	$15,134	$15,084
2021	$14,430	$14,383
2021	$15,308	$15,390
2021	$14,827	$15,284
2021	$15,718	$15,969
2022	$15,133	$15,142
2022	$14,497	$14,689
2022	$14,709	$15,234
2022	$13,814	$13,906
2022	$13,897	$13,931
2022	$12,960	$12,781
2022	$13,906	$13,960
2022	$13,212	$13,391
2022	$12,108	$12,157
2022	$13,036	$13,142
2022	$13,970	$13,876
2022	$13,326	$13,077
2023	$14,223	$13,898
2023	$13,731	$13,559
2023	$14,483	$14,057
2023	$14,946	$14,276
2023	$15,351	$14,338
2023	$16,172	$15,286
2023	$16,607	$15,777
2023	$16,305	$15,526
2023	$15,494	$14,786
2023	$15,442	$14,475
2023	$16,786	$15,797
2023	$17,322	$16,514
2024	$17,799	$16,792
2024	$18,693	$17,688
2024	$19,200	$18,257
2024	$18,475	$17,512
2024	$19,127	$18,380
2024	$19,882	$19,040
2024	$20,117	$19,271
2024	$20,728	$19,739
2024	$21,067	$20,160
2024	$20,419	$19,977
2024	$21,115	$21,150
2024	$20,604	$20,646
2025	$21,674	$21,221
2025	$21,452	$20,944
2025	$20,395	$19,764
2025	$20,281	$19,630
2025	$21,136	$20,866
2025	$22,105	$21,927
2025	$21,848	$22,419
2025	$22,478	$22,873
2025	$23,230	$23,708
2025	$23,899	$24,263
2025	$24,424	$24,323
2025	$24,666	$24,337
2026	$25,019	$24,690
2026	$24,772	$24,503

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 11/12/2019 (commencement of operations)
Class R6	15.47%	14.41%	15.50%
S&P 500 Index	16.99%	14.19%	15.29%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.51% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Quality Fund

Class I (GQLIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class I shares of GMO Quality Fund returned +15.37% (net) for the fiscal year ended February 28, 2026, as compared with +16.99% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Financials (underweight) and Information Technology (overweight) allocations helped returns, while Health Care (overweight) and Industrials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Information Technology and Communication Services helped returns. Health Care and Consumer Discretionary detracted from returns. Stock selection within sector was more significant than stock sector allocation.

Lam Research, TSMC, and Oracle made the largest positive impact, while Accenture, NVIDIA (underweight), and Salesforce detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	S&P 500 Index
2019	$10,000	$10,000
2019	$10,038	$9,999
2019	$10,359	$10,216
2019	$10,731	$10,586
2019	$11,060	$10,906
2020	$10,993	$10,902
2020	$10,162	$10,004
2020	$9,238	$8,769
2020	$10,274	$9,893
2020	$10,609	$10,364
2020	$10,721	$10,570
2020	$11,217	$11,166
2020	$11,898	$11,969
2020	$11,532	$11,514
2020	$11,110	$11,208
2020	$12,440	$12,434
2020	$13,089	$12,912
2021	$12,869	$12,782
2021	$13,278	$13,135
2021	$13,965	$13,710
2021	$14,758	$14,441
2021	$14,994	$14,542
2021	$15,168	$14,882
2021	$15,612	$15,235
2021	$15,899	$15,699
2021	$15,158	$14,968
2021	$16,076	$16,017
2021	$15,570	$15,906
2021	$16,504	$16,619
2022	$15,889	$15,759
2022	$15,220	$15,287
2022	$15,443	$15,855
2022	$14,497	$14,472
2022	$14,584	$14,499
2022	$13,600	$13,302
2022	$14,593	$14,529
2022	$13,864	$13,936
2022	$12,704	$12,653
2022	$13,679	$13,677
2022	$14,655	$14,441
2022	$13,980	$13,609
2023	$14,915	$14,464
2023	$14,399	$14,111
2023	$15,189	$14,629
2023	$15,669	$14,858
2023	$16,094	$14,922
2023	$16,957	$15,908
2023	$17,410	$16,419
2023	$17,094	$16,158
2023	$16,236	$15,388
2023	$16,181	$15,064
2023	$17,593	$16,440
2023	$18,153	$17,187
2024	$18,648	$17,476
2024	$19,586	$18,409
2024	$20,112	$19,001
2024	$19,357	$18,225
2024	$20,029	$19,129
2024	$20,822	$19,815
2024	$21,069	$20,056
2024	$21,710	$20,543
2024	$22,060	$20,981
2024	$21,380	$20,791
2024	$22,104	$22,012
2024	$21,568	$21,487
2025	$22,684	$22,085
2025	$22,451	$21,797
2025	$21,343	$20,569
2025	$21,217	$20,429
2025	$22,113	$21,715
2025	$23,128	$22,820
2025	$22,852	$23,332
2025	$23,512	$23,805
2025	$24,294	$24,674
2025	$24,994	$25,251
2025	$25,538	$25,313
2025	$25,783	$25,329
2026	$26,153	$25,696
2026	$25,901	$25,501

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 9/26/2019 (commencement of operations)
Class I	15.37%	14.30%	15.96%
S&P 500 Index	16.99%	14.19%	15.68%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.63% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$12,115,464,727
Number of Portfolio Holdings	50
Portfolio Turnover Rate	24%Footnote Reference*
Total Advisory Fees Paid, Net	$36,868,284
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 39%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	77.0
United Kingdom	6.9
Taiwan	5.1
France	4.4
Germany	2.6
Switzerland	1.6
Other (each less than 1%)	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	16.4
Pharmaceuticals, Biotechnology & Life Sciences	14.3
Software & Services	13.2
Media & Entertainment	11.0
Health Care Equipment & Services	10.8
Food, Beverage & Tobacco	6.0
Consumer Discretionary Distribution & Retail	4.8
Technology Hardware & Equipment	4.5
Consumer Services	4.2
Financial Services	4.0
Banks	3.1
Capital Goods	2.8
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resource Transition Fund

Class VI (GMOYX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$124	0.86%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers ex-Energy is included for comparative purposes.

Class VI shares of GMO Resource Transition Fund returned +87.53% (net) for the fiscal year ended February 28, 2026, as compared with +98.31% for the MSCI ACWI Commodity Producers ex-Energy.

The Fund’s industrial metals portfolio, its largest segment, delivered a standout year. Being overweight the sector and strong stock selection helped performance. However, not holding any pure play gold or silver miners, two commodity markets that we consider out of scope for this Fund, was a headwind in a year when precious metals re-rated significantly.

The Fund’s clean energy holdings, approximately 40% of the portfolio by weight, delivered strong performance across the board, but it was notably high in solar and biofuels.

The Fund’s agriculture, timber, and water positions delivered decent absolute returns but did not keep up with a roaring benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers ex-Energy
2023	$300,000,000	$300,000,000	$300,000,000
2023	$284,700,000	$289,271,603	$288,965,966
2023	$277,200,000	$298,190,593	$293,555,321
2023	$271,800,000	$302,476,357	$287,270,239
2023	$250,950,000	$299,236,677	$260,085,552
2023	$269,850,000	$316,610,640	$277,175,120
2023	$289,608,150	$328,201,108	$298,592,120
2023	$253,275,764	$319,029,883	$278,420,159
2023	$240,964,791	$305,837,730	$273,124,522
2023	$209,436,687	$296,642,153	$259,260,104
2023	$223,248,999	$324,020,990	$278,812,603
2023	$248,645,108	$339,585,005	$298,215,817
2024	$214,882,384	$341,575,745	$276,354,097
2024	$211,884,759	$356,233,897	$267,928,069
2024	$227,819,503	$367,224,552	$290,449,924
2024	$223,086,411	$355,296,293	$296,575,960
2024	$238,547,845	$369,726,160	$305,159,719
2024	$211,095,911	$377,960,750	$290,299,393
2024	$218,348,317	$384,056,307	$291,670,111
2024	$215,961,126	$393,809,993	$290,061,318
2024	$225,509,887	$402,958,629	$313,881,787
2024	$210,709,308	$393,913,490	$293,482,870
2024	$205,616,636	$408,647,306	$284,117,467
2024	$183,409,733	$398,973,960	$260,120,938
2025	$188,261,842	$412,365,902	$275,012,782
2025	$172,088,144	$409,881,659	$273,303,156
2025	$168,529,931	$393,689,429	$282,319,432
2025	$162,545,663	$397,361,199	$286,055,701
2025	$174,028,988	$420,201,071	$293,937,724
2025	$187,129,683	$439,068,549	$305,950,464
2025	$195,054,795	$445,023,148	$307,893,637
2025	$224,005,714	$456,011,140	$339,578,898
2025	$235,489,040	$472,537,879	$374,288,344
2025	$248,751,472	$483,106,621	$374,797,480
2025	$257,485,269	$483,053,007	$394,777,016
2025	$270,323,365	$488,094,387	$425,026,187
2026	$310,997,407	$502,563,626	$483,749,922
2026	$322,714,209	$509,024,404	$541,993,986

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class VI	87.53%	2.43%
MSCI ACWI	24.19%	19.02%
MSCI ACWI Commodity Producers ex-Energy	98.31%	21.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.02% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$180,472,881
Number of Portfolio Holdings	61
Portfolio Turnover Rate	53%Footnote Reference*
Total Advisory Fees Paid, Net	$1,002,141
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 73%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.6
United Kingdom	18.4
Canada	11.1
Brazil	10.2
Chile	4.4
Finland	3.7
Norway	2.8
France	2.0
Denmark	2.0
China	1.7
Italy	1.4
Japan	1.1
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Industrial Metals	48.8
Energy	37.4
Agriculture	6.8
Water	3.9
Timber	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class III (GOFIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$90	0.70%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned +57.72% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI ACWI	MSCI ACWI Commodity Producers
2016	$10,000	$10,000	$10,000
2016	$11,218	$10,741	$11,019
2016	$12,717	$10,900	$12,227
2016	$11,499	$10,913	$11,657
2016	$12,095	$10,847	$12,205
2016	$12,528	$11,315	$12,307
2016	$12,365	$11,353	$12,210
2016	$12,989	$11,422	$12,573
2016	$13,305	$11,229	$12,510
2016	$14,134	$11,314	$13,043
2016	$14,439	$11,558	$13,453
2017	$15,763	$11,874	$13,592
2017	$15,175	$12,207	$13,275
2017	$15,061	$12,357	$13,243
2017	$14,825	$12,549	$13,039
2017	$14,562	$12,826	$12,900
2017	$14,492	$12,885	$12,733
2017	$15,920	$13,245	$13,450
2017	$16,484	$13,296	$13,427
2017	$17,049	$13,552	$14,112
2017	$17,363	$13,834	$14,377
2017	$17,202	$14,102	$14,491
2017	$18,535	$14,329	$15,295
2018	$19,543	$15,137	$16,050
2018	$19,121	$14,502	$14,956
2018	$18,874	$14,181	$14,860
2018	$19,460	$14,327	$15,888
2018	$19,460	$14,345	$16,048
2018	$18,883	$14,267	$16,057
2018	$19,468	$14,697	$16,232
2018	$18,717	$14,813	$15,553
2018	$19,672	$14,877	$16,296
2018	$18,467	$13,762	$14,884
2018	$18,106	$13,964	$14,398
2018	$17,286	$12,980	$13,498
2019	$19,045	$14,005	$14,748
2019	$19,311	$14,380	$15,112
2019	$19,340	$14,560	$15,287
2019	$19,454	$15,052	$15,243
2019	$18,142	$14,159	$14,179
2019	$19,625	$15,086	$15,317
2019	$18,934	$15,130	$14,809
2019	$17,411	$14,772	$13,736
2019	$18,287	$15,082	$14,184
2019	$18,772	$15,495	$14,184
2019	$18,820	$15,873	$14,324
2019	$20,757	$16,432	$15,260
2020	$19,592	$16,251	$13,938
2020	$17,740	$14,938	$12,054
2020	$13,371	$12,922	$9,339
2020	$15,389	$14,306	$10,722
2020	$16,545	$14,928	$10,980
2020	$16,927	$15,405	$11,221
2020	$18,000	$16,220	$11,515
2020	$19,371	$17,212	$11,765
2020	$18,401	$16,657	$10,723
2020	$18,049	$16,253	$10,291
2020	$22,468	$18,256	$12,416
2020	$25,425	$19,103	$13,381
2021	$25,842	$19,017	$13,448
2021	$28,272	$19,457	$14,949
2021	$28,394	$19,977	$15,231
2021	$28,841	$20,850	$15,764
2021	$29,990	$21,165	$16,568
2021	$30,630	$21,454	$16,467
2021	$29,939	$21,602	$16,267
2021	$29,907	$22,142	$15,957
2021	$29,865	$21,228	$16,133
2021	$32,180	$22,311	$17,018
2021	$30,244	$21,774	$16,212
2021	$31,160	$22,645	$17,146
2022	$31,848	$21,533	$18,478
2022	$32,028	$20,976	$19,532
2022	$33,878	$21,431	$20,662
2022	$30,675	$19,715	$19,763
2022	$33,224	$19,739	$21,263
2022	$27,967	$18,075	$17,890
2022	$29,970	$19,337	$18,762
2022	$30,486	$18,625	$19,096
2022	$27,082	$16,842	$17,541
2022	$29,124	$17,858	$19,906
2022	$32,916	$19,244	$21,384
2022	$31,129	$18,486	$20,759
2023	$34,013	$19,811	$21,944
2023	$31,557	$19,244	$20,577
2023	$30,525	$19,837	$20,499
2023	$30,525	$20,122	$21,021
2023	$28,283	$19,906	$19,006
2023	$30,373	$21,062	$20,196
2023	$32,893	$21,833	$21,533
2023	$30,587	$21,223	$21,206
2023	$30,224	$20,346	$21,519
2023	$27,385	$19,734	$20,459
2023	$28,487	$21,555	$20,950
2023	$30,667	$22,591	$21,515
2024	$27,694	$22,723	$20,772
2024	$27,560	$23,698	$20,764
2024	$29,374	$24,429	$22,404
2024	$29,307	$23,636	$22,984
2024	$30,694	$24,596	$23,223
2024	$28,107	$25,143	$22,412
2024	$28,457	$25,549	$22,572
2024	$28,390	$26,198	$22,387
2024	$28,176	$26,806	$22,554
2024	$26,865	$26,205	$21,867
2024	$27,239	$27,185	$21,936
2024	$25,239	$26,541	$20,319
2025	$25,612	$27,432	$21,066
2025	$24,026	$27,267	$21,274
2025	$23,751	$26,190	$22,325
2025	$21,559	$26,434	$20,718
2025	$23,241	$27,953	$21,136
2025	$24,743	$29,209	$22,185
2025	$25,784	$29,605	$22,676
2025	$28,008	$30,336	$24,100
2025	$28,409	$31,435	$24,901
2025	$29,736	$32,138	$25,072
2025	$30,427	$32,135	$25,963
2025	$31,059	$32,470	$26,918
2026	$35,967	$33,433	$30,554
2026	$37,895	$33,862	$33,567

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III	57.72%	6.04%	14.25%
MSCI ACWI	24.19%	11.72%	12.97%
MSCI ACWI Commodity Producers	57.78%	17.56%	12.88%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class IV (GOVIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$84	0.65%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class IV shares of GMO Resources Fund returned +57.81% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	MSCI ACWI	MSCI ACWI Commodity Producers
2016	$125,000,000	$125,000,000	$125,000,000
2016	$140,157,985	$134,263,708	$137,737,936
2016	$158,838,599	$136,245,590	$152,842,323
2016	$143,787,361	$136,417,733	$145,714,893
2016	$151,259,607	$135,591,355	$152,560,288
2016	$156,537,888	$141,434,861	$153,834,012
2016	$154,609,290	$141,910,481	$152,623,798
2016	$162,323,683	$142,780,199	$157,164,531
2016	$166,288,023	$140,356,828	$156,371,826
2016	$176,681,025	$141,423,487	$163,042,042
2016	$180,417,255	$144,478,475	$168,160,645
2017	$197,128,665	$148,428,963	$169,899,812
2017	$189,652,508	$152,592,589	$165,938,376
2017	$188,333,186	$154,459,336	$165,536,209
2017	$185,254,768	$156,866,534	$162,984,469
2017	$182,066,407	$160,330,595	$161,247,259
2017	$181,186,860	$161,059,689	$159,167,902
2017	$199,045,413	$165,560,772	$168,123,997
2017	$206,130,081	$166,195,054	$167,839,341
2017	$213,214,748	$169,405,944	$176,401,168
2017	$217,150,674	$172,923,716	$179,714,302
2017	$215,238,938	$176,271,211	$181,140,227
2017	$231,825,546	$179,113,005	$191,190,373
2018	$244,468,486	$189,217,953	$200,622,112
2018	$239,181,439	$181,271,126	$186,943,852
2018	$236,078,172	$177,261,791	$185,752,621
2018	$243,434,064	$179,084,706	$198,605,466
2018	$243,434,064	$179,308,290	$200,604,335
2018	$236,193,108	$178,337,266	$200,706,420
2018	$243,516,706	$183,715,336	$202,903,153
2018	$234,097,005	$185,158,674	$194,406,840
2018	$246,075,143	$185,964,523	$203,698,654
2018	$231,073,397	$172,028,540	$186,048,624
2018	$226,537,986	$174,544,529	$179,979,522
2018	$216,218,755	$162,248,393	$168,720,065
2019	$238,294,069	$175,061,815	$184,350,599
2019	$241,515,872	$179,744,219	$188,896,137
2019	$241,873,850	$182,004,683	$191,087,769
2019	$243,425,088	$188,150,185	$190,539,170
2019	$226,958,097	$176,989,299	$177,234,600
2019	$245,572,956	$188,578,490	$191,467,993
2019	$236,926,569	$189,131,054	$185,116,307
2019	$217,929,431	$184,644,430	$171,695,975
2019	$228,802,007	$188,529,635	$177,296,689
2019	$235,014,908	$193,689,450	$177,304,222
2019	$235,492,823	$198,417,693	$179,048,890
2019	$259,867,530	$205,405,015	$190,752,329
2020	$245,232,303	$203,136,126	$174,230,147
2020	$222,111,103	$186,728,865	$150,669,751
2020	$167,382,730	$161,519,849	$116,738,161
2020	$192,717,662	$178,822,672	$134,029,610
2020	$207,229,905	$186,599,853	$137,247,533
2020	$211,903,339	$192,562,184	$140,256,250
2020	$225,383,134	$202,746,226	$143,931,756
2020	$242,606,736	$215,155,331	$147,065,810
2020	$230,427,189	$208,218,033	$134,032,869
2020	$225,998,263	$203,156,545	$128,642,634
2020	$281,359,840	$228,198,215	$155,196,330
2020	$318,458,197	$238,793,336	$167,256,842
2021	$323,693,476	$237,707,293	$168,105,589
2021	$354,083,632	$243,213,415	$186,856,696
2021	$355,615,909	$249,709,485	$190,384,849
2021	$361,234,258	$260,627,415	$197,050,903
2021	$375,535,508	$264,562,474	$207,099,565
2021	$383,579,961	$268,171,689	$205,837,852
2021	$374,961,040	$270,019,133	$203,334,863
2021	$374,696,610	$276,777,529	$199,461,195
2021	$374,167,751	$265,343,918	$201,665,188
2021	$403,122,782	$278,888,006	$212,726,416
2021	$378,927,482	$272,172,256	$202,656,185
2021	$390,390,732	$283,059,281	$214,323,261
2022	$399,040,872	$269,157,560	$230,971,350
2022	$401,309,761	$262,205,963	$244,154,155
2022	$424,565,874	$267,885,086	$258,279,201
2022	$384,434,898	$246,443,072	$247,041,397
2022	$416,341,151	$246,731,475	$265,791,063
2022	$350,401,562	$225,932,910	$223,622,744
2022	$375,617,612	$241,710,376	$234,519,128
2022	$382,111,591	$232,811,832	$238,693,853
2022	$339,457,960	$210,524,918	$219,263,440
2022	$364,991,102	$223,229,474	$248,823,210
2022	$412,662,807	$240,543,909	$267,296,960
2022	$390,308,503	$231,078,276	$259,492,705
2023	$426,424,711	$247,641,241	$274,294,134
2023	$395,694,253	$240,543,842	$257,208,046
2023	$382,705,090	$247,960,430	$256,237,463
2023	$382,705,090	$251,524,257	$262,765,093
2023	$354,509,103	$248,830,301	$237,571,614
2023	$380,804,237	$263,277,622	$252,449,553
2023	$412,298,726	$272,915,677	$269,166,362
2023	$383,594,385	$265,289,344	$265,077,967
2023	$378,864,692	$254,319,408	$268,992,776
2023	$343,473,543	$246,672,824	$255,739,433
2023	$357,173,343	$269,439,700	$261,879,124
2023	$384,617,962	$282,381,959	$268,934,315
2024	$347,348,129	$284,037,359	$259,646,836
2024	$345,669,307	$296,226,347	$259,555,858
2024	$368,501,277	$305,365,628	$280,050,982
2024	$367,661,866	$295,446,683	$287,302,731
2024	$384,953,726	$307,445,840	$290,283,681
2024	$352,720,357	$314,293,315	$280,152,867
2024	$356,999,876	$319,362,076	$282,154,286
2024	$356,157,497	$327,472,756	$279,831,486
2024	$353,461,887	$335,080,304	$281,924,096
2024	$336,951,275	$327,558,818	$273,340,227
2024	$341,837,068	$339,810,724	$274,194,521
2024	$316,773,218	$331,766,852	$253,986,617
2025	$321,288,625	$342,902,924	$263,324,840
2025	$301,490,299	$340,837,151	$265,927,141
2025	$298,016,909	$327,372,500	$279,064,809
2025	$270,577,123	$330,425,761	$258,980,959
2025	$291,764,806	$349,418,260	$264,198,988
2025	$310,521,115	$365,107,514	$277,312,694
2025	$323,684,043	$370,059,061	$283,450,142
2025	$351,542,810	$379,196,128	$301,248,066
2025	$356,592,211	$392,938,940	$311,267,316
2025	$373,133,354	$401,727,379	$313,395,185
2025	$382,013,336	$401,682,796	$324,539,973
2025	$390,023,034	$405,874,956	$336,472,566
2026	$451,491,099	$417,906,854	$381,921,758
2026	$475,788,210	$423,279,315	$419,582,453

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	57.81%	6.09%	14.30%
MSCI ACWI	24.19%	11.72%	12.97%
MSCI ACWI Commodity Producers	57.78%	17.56%	12.88%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class VI (GMOWX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$79	0.61%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class VI shares of GMO Resources Fund returned +57.87% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers
2022	$300,000,000	$300,000,000	$300,000,000
2022	$291,652,353	$290,373,240	$302,349,332
2022	$308,553,762	$296,662,438	$319,841,143
2022	$279,388,526	$272,917,033	$305,924,760
2022	$302,679,492	$273,236,417	$329,143,488
2022	$254,757,815	$250,203,582	$276,924,172
2022	$273,123,925	$267,675,930	$290,417,755
2022	$277,738,592	$257,821,467	$295,587,544
2022	$246,723,734	$233,140,398	$271,525,810
2022	$265,397,040	$247,209,731	$308,131,276
2022	$299,953,387	$266,384,157	$331,008,322
2022	$283,784,812	$255,901,685	$321,343,890
2023	$310,054,782	$274,243,914	$339,673,302
2023	$287,587,044	$266,384,083	$318,514,673
2023	$278,139,072	$274,597,391	$317,312,748
2023	$278,139,072	$278,544,060	$325,396,266
2023	$257,745,280	$275,560,708	$294,197,814
2023	$276,756,442	$291,560,021	$312,621,973
2023	$299,761,227	$302,233,437	$333,323,305
2023	$278,781,497	$293,787,851	$328,260,423
2023	$275,462,670	$281,639,478	$333,108,344
2023	$249,741,758	$273,171,465	$316,696,010
2023	$259,698,240	$298,384,056	$324,299,122
2023	$279,637,891	$312,716,627	$333,035,948
2024	$252,540,723	$314,549,857	$321,534,759
2024	$251,442,190	$328,048,238	$321,422,096
2024	$267,920,197	$338,169,300	$346,802,320
2024	$267,309,901	$327,184,819	$355,782,554
2024	$279,882,010	$340,472,977	$359,474,026
2024	$256,446,622	$348,056,036	$346,928,489
2024	$259,599,679	$353,669,305	$349,406,955
2024	$258,987,127	$362,651,268	$346,530,506
2024	$257,026,960	$371,076,052	$349,121,898
2024	$245,143,444	$362,746,576	$338,492,028
2024	$248,573,737	$376,314,634	$339,549,947
2024	$230,417,188	$367,406,655	$314,525,403
2025	$233,701,644	$379,739,011	$326,089,431
2025	$219,300,569	$377,451,324	$329,312,001
2025	$216,774,065	$362,540,243	$345,581,089
2025	$196,814,681	$365,921,498	$320,710,167
2025	$212,226,357	$386,954,252	$327,171,936
2025	$225,995,806	$404,328,912	$343,411,349
2025	$235,478,926	$409,812,375	$351,011,684
2025	$255,746,074	$419,930,985	$373,051,818
2025	$259,419,495	$435,150,108	$385,459,199
2025	$271,579,783	$444,882,638	$388,094,254
2025	$277,913,267	$444,833,266	$401,895,451
2025	$283,750,625	$449,475,766	$416,672,228
2026	$328,643,698	$462,800,181	$472,954,427
2026	$346,204,811	$468,749,775	$519,591,707

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 2/8/2022 (commencement of operations)
Class VI	57.87%	3.60%
MSCI ACWI	24.19%	11.64%
MSCI ACWI Commodity Producers	57.78%	14.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.63% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class R6 (GAAHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.70%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class R6 shares of GMO Resources Fund returned +57.74% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,138	$9,869	$10,505
2021	$10,178	$10,133	$10,704
2021	$10,338	$10,576	$11,079
2021	$10,750	$10,735	$11,644
2021	$10,979	$10,882	$11,573
2021	$10,733	$10,957	$11,432
2021	$10,721	$11,231	$11,214
2021	$10,706	$10,767	$11,338
2021	$11,536	$11,317	$11,960
2021	$10,842	$11,044	$11,394
2021	$11,169	$11,486	$12,050
2022	$11,420	$10,922	$12,986
2022	$11,480	$10,640	$13,727
2022	$12,148	$10,870	$14,521
2022	$10,999	$10,000	$13,889
2022	$11,913	$10,012	$14,943
2022	$10,028	$9,168	$12,572
2022	$10,745	$9,808	$13,185
2022	$10,931	$9,447	$13,420
2022	$9,709	$8,543	$12,327
2022	$10,442	$9,058	$13,989
2022	$11,803	$9,761	$15,028
2022	$11,162	$9,377	$14,589
2023	$12,197	$10,049	$15,421
2023	$11,316	$9,761	$14,461
2023	$10,941	$10,062	$14,406
2023	$10,941	$10,206	$14,773
2023	$10,141	$10,097	$13,357
2023	$10,891	$10,683	$14,193
2023	$11,793	$11,074	$15,133
2023	$10,965	$10,765	$14,903
2023	$10,835	$10,320	$15,123
2023	$9,821	$10,009	$14,378
2023	$10,211	$10,933	$14,723
2023	$10,998	$11,458	$15,120
2024	$9,930	$11,526	$14,598
2024	$9,882	$12,020	$14,593
2024	$10,533	$12,391	$15,745
2024	$10,509	$11,988	$16,153
2024	$11,002	$12,475	$16,320
2024	$10,078	$12,753	$15,751
2024	$10,204	$12,959	$15,863
2024	$10,180	$13,288	$15,733
2024	$10,098	$13,597	$15,850
2024	$9,632	$13,292	$15,368
2024	$9,767	$13,789	$15,416
2024	$9,048	$13,462	$14,280
2025	$9,182	$13,914	$14,805
2025	$8,612	$13,830	$14,951
2025	$8,513	$13,284	$15,690
2025	$7,731	$13,408	$14,560
2025	$8,335	$14,179	$14,854
2025	$8,870	$14,815	$15,591
2025	$9,244	$15,016	$15,936
2025	$10,043	$15,387	$16,937
2025	$10,182	$15,944	$17,500
2025	$10,658	$16,301	$17,620
2025	$10,911	$16,299	$18,246
2025	$11,136	$16,469	$18,917
2026	$12,898	$16,958	$21,472
2026	$13,586	$17,176	$23,590

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class R6	57.74%	6.03%	6.19%
MSCI ACWI	24.19%	11.72%	11.19%
MSCI ACWI Commodity Producers	57.78%	17.56%	18.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Resources Fund

Class I (GEACX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.82%

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class I shares of GMO Resources Fund returned +57.54% (net) for the fiscal year ended February 28, 2026, as compared with +57.78% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered strong positive returns, both absolute and relative. This was driven by an underweight to fossil fuels in an unfavorable price environment, along with an off-benchmark position in clean energy that went through a significant revaluation. The Fund’s metals positions also delivered a standout year, and being overweight the sector helped performance. That was true despite not holding any pure play gold or silver miners, in a year when precious metals re-rated significantly.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,135	$9,869	$10,505
2021	$10,179	$10,133	$10,704
2021	$10,335	$10,576	$11,079
2021	$10,747	$10,735	$11,644
2021	$10,977	$10,882	$11,573
2021	$10,726	$10,957	$11,432
2021	$10,718	$11,231	$11,214
2021	$10,699	$10,767	$11,338
2021	$11,529	$11,317	$11,960
2021	$10,831	$11,044	$11,394
2021	$11,160	$11,486	$12,050
2022	$11,407	$10,922	$12,986
2022	$11,472	$10,640	$13,727
2022	$12,134	$10,870	$14,521
2022	$10,983	$10,000	$13,889
2022	$11,896	$10,012	$14,943
2022	$10,013	$9,168	$12,572
2022	$10,732	$9,808	$13,185
2022	$10,913	$9,447	$13,420
2022	$9,694	$8,543	$12,327
2022	$10,421	$9,058	$13,989
2022	$11,779	$9,761	$15,028
2022	$11,141	$9,377	$14,589
2023	$12,173	$10,049	$15,421
2023	$11,294	$9,761	$14,461
2023	$10,920	$10,062	$14,406
2023	$10,920	$10,206	$14,773
2023	$10,118	$10,097	$13,357
2023	$10,866	$10,683	$14,193
2023	$11,765	$11,074	$15,133
2023	$10,939	$10,765	$14,903
2023	$10,805	$10,320	$15,123
2023	$9,794	$10,009	$14,378
2023	$10,183	$10,933	$14,723
2023	$10,967	$11,458	$15,120
2024	$9,899	$11,526	$14,598
2024	$9,856	$12,020	$14,593
2024	$10,500	$12,391	$15,745
2024	$10,476	$11,988	$16,153
2024	$10,967	$12,475	$16,320
2024	$10,047	$12,753	$15,751
2024	$10,169	$12,959	$15,863
2024	$10,140	$13,288	$15,733
2024	$10,064	$13,597	$15,850
2024	$9,595	$13,292	$15,368
2024	$9,729	$13,789	$15,416
2024	$9,011	$13,462	$14,280
2025	$9,144	$13,914	$14,805
2025	$8,579	$13,830	$14,951
2025	$8,475	$13,284	$15,690
2025	$7,698	$13,408	$14,560
2025	$8,298	$14,179	$14,854
2025	$8,829	$14,815	$15,591
2025	$9,202	$15,016	$15,936
2025	$9,995	$15,387	$16,937
2025	$10,133	$15,944	$17,500
2025	$10,606	$16,301	$17,620
2025	$10,852	$16,299	$18,246
2025	$11,079	$16,469	$18,917
2026	$12,828	$16,958	$21,472
2026	$13,515	$17,176	$23,590

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class I	57.54%	5.93%	6.08%
MSCI ACWI	24.19%	11.72%	11.19%
MSCI ACWI Commodity Producers	57.78%	17.56%	18.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.84% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.84% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$1,265,851,623
Number of Portfolio Holdings	110
Portfolio Turnover Rate	43%Footnote Reference*
Total Advisory Fees Paid, Net	$6,326,028
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 82%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
United States	39.7
United Kingdom	19.7
Brazil	10.8
Canada	8.7
Argentina	5.1
Chile	2.8
Norway	2.8
Finland	2.4
France	1.4
China	1.3
Denmark	1.2
Japan	1.1
Other (each less than 1%)	3.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Table Summary
Energy	59.8
Industrial Metals	31.1
Agriculture	4.6
Water	2.5
Timber	2.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class III (GMAWX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$81	0.76%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class III shares of GMO Small Cap Quality Fund returned +13.91% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	S&P Composite 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,421	$9,632	$9,400
2023	$10,450	$10,262	$10,292
2023	$10,457	$10,019	$10,166
2023	$10,551	$10,322	$9,641
2023	$10,442	$10,458	$9,373
2023	$10,225	$10,477	$9,209
2023	$11,374	$11,188	$9,967
2023	$11,868	$11,559	$10,516
2023	$12,073	$11,360	$10,081
2023	$11,448	$10,812	$9,476
2023	$10,858	$10,554	$8,933
2023	$11,512	$11,512	$9,671
2023	$12,498	$12,085	$10,909
2024	$12,353	$12,247	$10,478
2024	$13,066	$12,899	$10,827
2024	$13,210	$13,331	$11,177
2024	$12,359	$12,767	$10,550
2024	$13,216	$13,396	$11,082
2024	$13,307	$13,819	$10,830
2024	$14,084	$14,053	$11,999
2024	$13,943	$14,360	$11,826
2024	$14,149	$14,655	$11,927
2024	$13,776	$14,517	$11,612
2024	$14,678	$15,411	$12,882
2024	$13,650	$14,980	$11,857
2025	$13,883	$15,406	$12,203
2025	$12,960	$15,163	$11,506
2025	$12,310	$14,308	$10,799
2025	$12,105	$14,186	$10,347
2025	$12,663	$15,069	$10,888
2025	$13,017	$15,820	$11,328
2025	$13,177	$16,165	$11,433
2025	$13,308	$16,523	$12,241
2025	$13,320	$17,088	$12,361
2025	$13,177	$17,451	$12,252
2025	$13,600	$17,519	$12,577
2025	$13,450	$17,529	$12,571
2026	$14,395	$17,823	$13,276
2026	$14,762	$17,746	$13,564

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 11/15/2022 (commencement of operations)
Class III	13.91%	12.57%
S&P Composite 1500 Index	17.04%	19.06%
S&P 600 Index	17.89%	9.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.84% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.76% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class IV (GMSQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 31, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$71	0.71%Footnote Reference1
Footnote	Description
Footnote*	For the period March 31, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class IV shares of GMO Small Cap Quality Fund returned +20.00% (net) for the period from March 31, 2025 (commencement of operations) through February 28, 2026, as compared with +25.61% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	S&P Composite 1500 Index	S&P 600 Index
3/31/2025	$125,000,000	$125,000,000	$125,000,000
04/2025	$122,915,702	$123,940,464	$119,764,610
05/2025	$128,589,625	$131,652,393	$126,028,803
06/2025	$132,237,147	$138,211,908	$131,124,223
07/2025	$133,790,850	$141,227,394	$132,339,924
08/2025	$135,185,110	$144,353,348	$141,688,498
09/2025	$135,301,298	$149,289,139	$143,075,116
10/2025	$133,790,850	$152,457,759	$141,822,269
11/2025	$138,147,912	$153,052,941	$145,583,297
12/2025	$136,613,796	$153,142,720	$145,508,219
01/2026	$146,276,297	$155,714,505	$153,667,875
02/2026	$150,001,599	$155,037,353	$157,007,719

Average Annual Total Returns

Table Summary
AATR	Since 3/31/2025 (commencement of operations)
Class IV	20.00%
S&P Composite 1500 Index	24.03%
S&P 600 Index	25.61%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.79% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.71% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at period ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class VI (GSBGX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$71	0.66%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class VI shares of GMO Small Cap Quality Fund returned +14.07% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	S&P Composite 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$286,950,000	$279,119,935	$279,951,705
2022	$318,450,000	$302,397,476	$314,568,733
2022	$345,750,000	$319,281,549	$327,677,839
2022	$324,460,398	$300,852,167	$305,685,603
2023	$360,060,914	$320,515,923	$334,705,629
2023	$360,289,238	$312,916,489	$330,594,105
2023	$363,545,354	$322,392,847	$313,536,214
2023	$359,800,821	$326,649,887	$304,821,998
2023	$352,474,560	$327,240,490	$299,477,797
2023	$392,036,370	$349,439,859	$324,126,865
2023	$409,093,083	$361,041,770	$341,984,660
2023	$416,149,308	$354,797,400	$327,828,343
2023	$394,644,621	$337,685,449	$308,163,491
2023	$374,315,971	$329,648,812	$290,490,196
2023	$396,828,691	$359,571,050	$314,512,670
2023	$430,828,978	$377,466,719	$354,755,951
2024	$426,029,684	$382,511,568	$340,754,324
2024	$450,579,921	$402,873,297	$352,080,936
2024	$455,563,804	$416,376,584	$363,485,835
2024	$426,214,272	$398,754,052	$343,086,762
2024	$455,932,981	$418,409,964	$360,387,761
2024	$458,886,393	$431,628,240	$352,186,677
2024	$485,793,578	$438,932,836	$390,206,640
2024	$481,138,599	$448,521,971	$384,587,719
2024	$488,214,167	$457,712,627	$387,858,513
2024	$475,366,426	$453,410,473	$377,632,756
2024	$506,647,883	$481,347,171	$418,929,419
2024	$471,140,091	$467,879,021	$385,607,194
2025	$479,198,808	$481,191,592	$396,835,385
2025	$447,357,049	$473,578,081	$374,170,178
2025	$424,949,886	$446,878,426	$351,187,465
2025	$417,873,940	$443,090,557	$336,478,637
2025	$437,136,238	$470,660,912	$354,077,886
2025	$449,519,144	$494,111,358	$368,393,468
2025	$454,941,555	$504,891,804	$371,808,978
2025	$459,674,367	$516,067,175	$398,073,796
2025	$460,068,768	$533,712,764	$401,969,498
2025	$455,138,756	$545,040,666	$398,449,624
2025	$469,731,593	$547,168,460	$409,016,232
2025	$464,631,761	$547,489,423	$408,805,300
2026	$497,438,598	$556,683,624	$431,729,852
2026	$510,284,648	$554,262,786	$441,113,142

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 9/20/2022 (commencement of operations)
Class VI	14.07%	16.69%
S&P Composite 1500 Index	17.04%	19.53%
S&P 600 Index	17.89%	11.85%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.75% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class R6 (GMBVX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of April 29, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.76%Footnote Reference1
Footnote	Description
Footnote*	For the period April 29, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

How did the Fund perform last period and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class R6 shares of GMO Small Cap Quality Fund returned +21.47% (net) for the period from April 29, 2025 (commencement of operations) through February 28, 2026, as compared with +30.27% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	S&P Composite 1500 Index	S&P 600 Index
04/25	$9,958	$10,012	$9,937
05/25	$10,417	$10,635	$10,457
06/25	$10,708	$11,165	$10,880
07/25	$10,840	$11,409	$10,981
08/25	$10,948	$11,661	$11,756
09/25	$10,957	$12,060	$11,871
10/25	$10,840	$12,316	$11,767
11/25	$11,188	$12,364	$12,079
12/25	$11,067	$12,371	$12,073
01/26	$11,845	$12,579	$12,750
02/26	$12,147	$12,524	$13,027

Average Annual Total Returns

Table Summary
AATR	Since 4/29/2025 (commencement of operations)
Class R6	21.47%
S&P Composite 1500 Index	25.24%
S&P 600 Index	30.27%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.84% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.76% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at period ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Small Cap Quality Fund

Class I (GMAYX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class I shares of GMO Small Cap Quality Fund returned +13.93% (net) for the fiscal year ended February 28, 2026, as compared with +17.89% (net) for the S&P 600 Index.

Relative to the S&P 600, sector allocation added to returns. Our allocations toward Information Technology (overweight), Industrials (overweight), and Healthcare (underweight) helped returns, while our weighting in Consumer Staples (overweight) and Energy (underweight) detracted. Security selection within sectors detracted from returns. Selections within Communication Services, Consumer Staples, and Consumer Discretionary added value, while selection within Information Technology, Materials, and Industrials detracted. Stock selection outweighed the impact of sector selection.

Among our holdings, Fabrinet, Woodward, and Curtiss-Wright made the largest positive impact, while Booz Allen Hamilton, Trex, Dolby detracted. Not holding Sandisk, while it was a member of the S&P 600, was also a notable detractor to relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	S&P Composite 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,420	$9,632	$9,400
2023	$10,449	$10,262	$10,292
2023	$10,451	$10,019	$10,166
2023	$10,546	$10,322	$9,641
2023	$10,437	$10,458	$9,373
2023	$10,219	$10,477	$9,209
2023	$11,368	$11,188	$9,967
2023	$11,865	$11,559	$10,516
2023	$12,070	$11,360	$10,081
2023	$11,441	$10,812	$9,476
2023	$10,856	$10,554	$8,933
2023	$11,505	$11,512	$9,671
2023	$12,489	$12,085	$10,909
2024	$12,344	$12,247	$10,478
2024	$13,056	$12,899	$10,827
2024	$13,201	$13,331	$11,177
2024	$12,349	$12,767	$10,550
2024	$13,206	$13,396	$11,082
2024	$13,297	$13,819	$10,830
2024	$14,071	$14,053	$11,999
2024	$13,936	$14,360	$11,826
2024	$14,142	$14,655	$11,927
2024	$13,764	$14,517	$11,612
2024	$14,671	$15,411	$12,882
2024	$13,646	$14,980	$11,857
2025	$13,874	$15,406	$12,203
2025	$12,950	$15,163	$11,506
2025	$12,300	$14,308	$10,799
2025	$12,095	$14,186	$10,347
2025	$12,654	$15,069	$10,888
2025	$13,013	$15,820	$11,328
2025	$13,167	$16,165	$11,433
2025	$13,304	$16,523	$12,241
2025	$13,310	$17,088	$12,361
2025	$13,167	$17,451	$12,252
2025	$13,590	$17,519	$12,577
2025	$13,438	$17,529	$12,571
2026	$14,388	$17,823	$13,276
2026	$14,755	$17,746	$13,564

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 11/15/2022 (commencement of operations)
Class I	13.93%	12.56%
S&P Composite 1500 Index	17.04%	19.06%
S&P 600 Index	17.89%	9.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.94% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$687,865,448
Number of Portfolio Holdings	43
Portfolio Turnover Rate	61%Footnote Reference*
Total Advisory Fees Paid, Net	$3,482,819
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	19.6
Semiconductors & Semiconductor Equipment	10.3
Commercial & Professional Services	9.1
Financial Services	9.0
Materials	7.9
Food, Beverage & Tobacco	5.8
Technology Hardware & Equipment	5.1
Health Care Equipment & Services	4.6
Consumer Staples Distribution & Retail	4.4
Media & Entertainment	4.3
Software & Services	4.0
Consumer Services	3.8
Consumer Durables & Apparel	3.6
Consumer Discretionary Distribution & Retail	3.4
Energy	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Transportation	1.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class III (GMUEX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$55	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned +24.81% (net) for the fiscal year ended February 28, 2026, as compared with +17.04% for the S&P Composite 1500 Index.

Outperformance for the period was driven by stock selection. Highlights included contributions from Financials, Information Technology, Consumer Discretionary, and Health Care, with several top stock contributors related to overweight holdings in semiconductors and semiconductor equipment companies.

Sector allocation detracted, including underweight positioning in Energy and Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	S&P Composite 1500 Index
2016	$10,000	$10,000
2016	$10,674	$10,695
2016	$10,631	$10,746
2016	$10,790	$10,943
2016	$10,783	$10,973
2016	$11,140	$11,387
2016	$11,184	$11,411
2016	$11,184	$11,410
2016	$10,918	$11,185
2016	$11,599	$11,665
2016	$11,861	$11,902
2017	$11,877	$12,117
2017	$12,359	$12,576
2017	$12,334	$12,585
2017	$12,383	$12,712
2017	$12,375	$12,860
2017	$12,514	$12,958
2017	$12,652	$13,210
2017	$12,695	$13,222
2017	$13,209	$13,534
2017	$13,628	$13,843
2017	$14,038	$14,275
2017	$14,050	$14,418
2018	$14,633	$15,200
2018	$14,059	$14,631
2018	$13,849	$14,314
2018	$13,794	$14,365
2018	$14,159	$14,746
2018	$13,958	$14,837
2018	$14,443	$15,366
2018	$14,770	$15,874
2018	$14,760	$15,928
2018	$13,641	$14,792
2018	$13,908	$15,102
2018	$12,675	$13,702
2019	$13,651	$14,832
2019	$14,331	$15,323
2019	$14,331	$15,572
2019	$14,737	$16,201
2019	$13,837	$15,144
2019	$14,890	$16,219
2019	$15,070	$16,448
2019	$14,811	$16,147
2019	$15,206	$16,468
2019	$15,398	$16,813
2019	$15,951	$17,413
2019	$16,297	$17,937
2020	$16,087	$17,882
2020	$14,691	$16,390
2020	$12,850	$14,246
2020	$14,394	$16,083
2020	$15,148	$16,870
2020	$15,395	$17,205
2020	$16,074	$18,159
2020	$16,804	$19,414
2020	$16,313	$18,678
2020	$15,782	$18,252
2020	$17,574	$20,316
2020	$18,528	$21,151
2021	$18,719	$21,008
2021	$19,648	$21,666
2021	$20,972	$22,613
2021	$21,832	$23,787
2021	$22,242	$23,955
2021	$22,296	$24,453
2021	$22,667	$24,973
2021	$23,292	$25,710
2021	$22,013	$24,539
2021	$23,191	$26,220
2021	$23,074	$25,994
2021	$24,481	$27,168
2022	$23,301	$25,717
2022	$22,752	$25,032
2022	$23,301	$25,908
2022	$21,971	$23,677
2022	$22,204	$23,738
2022	$20,392	$21,758
2022	$22,175	$23,789
2022	$21,313	$22,830
2022	$19,465	$20,724
2022	$21,348	$22,452
2022	$22,738	$23,706
2022	$21,436	$22,337
2023	$22,793	$23,797
2023	$22,382	$23,233
2023	$22,846	$23,937
2023	$22,953	$24,253
2023	$22,543	$24,297
2023	$24,149	$25,945
2023	$24,925	$26,806
2023	$24,321	$26,343
2023	$23,490	$25,072
2023	$22,848	$24,475
2023	$24,812	$26,697
2023	$26,126	$28,026
2024	$26,327	$28,400
2024	$27,878	$29,912
2024	$29,329	$30,915
2024	$27,858	$29,606
2024	$29,449	$31,066
2024	$29,973	$32,047
2024	$30,666	$32,589
2024	$30,882	$33,301
2024	$31,294	$33,984
2024	$31,034	$33,664
2024	$32,746	$35,738
2024	$31,590	$34,738
2025	$32,818	$35,727
2025	$31,850	$35,162
2025	$29,796	$33,179
2025	$29,300	$32,898
2025	$31,189	$34,945
2025	$32,936	$36,686
2025	$33,472	$37,487
2025	$34,703	$38,316
2025	$36,206	$39,626
2025	$37,265	$40,467
2025	$38,053	$40,625
2025	$38,611	$40,649
2026	$39,937	$41,332
2026	$39,752	$41,152

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III	24.81%	15.14%	14.80%
S&P Composite 1500 Index	17.04%	13.69%	15.20%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.59% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$216,130,574
Number of Portfolio Holdings	155
Portfolio Turnover Rate	95%Footnote Reference*
Total Advisory Fees Paid, Net	$598,654
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.4
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Technology Hardware & Equipment	9.0
Media & Entertainment	8.0
Financial Services	7.7
Banks	6.2
Automobiles & Components	5.9
Food, Beverage & Tobacco	5.0
Software & Services	4.8
Capital Goods	4.4
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	3.8
Transportation	1.8
Insurance	1.6
Consumer Staples Distribution & Retail	1.6
Telecommunication Services	1.5
Materials	1.5
Health Care Equipment & Services	1.3
Household & Personal Products	1.2
Commercial & Professional Services	1.2
Other (each less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Equity Fund

Class VI (GMCQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$45	0.40%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class VI shares of GMO U.S. Equity Fund returned +24.82% (net) for the fiscal year ended February 28, 2026, as compared with +17.04% for the S&P Composite 1500 Index.

Outperformance for the period was driven by stock selection. Highlights included contributions from Financials, Information Technology, Consumer Discretionary, and Health Care, with several top stock contributors related to overweight holdings in semiconductors and semiconductor equipment companies.

Sector allocation detracted, including underweight positioning in Energy and Utilities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	S&P Composite 1500 Index
2016	$300,000,000	$300,000,000
2016	$320,101,967	$320,864,097
2016	$318,790,969	$322,381,439
2016	$323,597,961	$328,277,946
2016	$323,379,461	$329,200,894
2016	$334,012,424	$341,623,902
2016	$335,575,317	$342,321,240
2016	$335,575,317	$342,292,349
2016	$327,760,855	$335,552,248
2016	$348,078,456	$349,937,527
2016	$356,015,846	$357,071,973
2017	$356,508,602	$363,513,132
2017	$371,044,889	$377,293,980
2017	$370,059,378	$377,562,705
2017	$371,537,644	$381,372,338
2017	$371,291,266	$385,791,713
2017	$375,726,066	$388,752,643
2017	$379,867,590	$396,293,655
2017	$381,159,656	$396,646,156
2017	$396,664,456	$406,005,542
2017	$409,068,296	$415,282,680
2017	$421,730,549	$428,255,975
2017	$421,830,714	$432,530,008
2018	$439,487,461	$456,005,247
2018	$422,382,488	$438,939,829
2018	$416,037,094	$429,410,117
2018	$414,381,774	$430,951,726
2018	$425,417,241	$442,369,604
2018	$419,623,621	$445,103,999
2018	$433,838,401	$460,988,973
2018	$444,032,254	$476,218,975
2018	$443,732,435	$477,827,483
2018	$409,852,864	$443,767,394
2018	$418,247,802	$453,053,796
2018	$381,182,235	$411,068,344
2019	$410,427,253	$444,961,678
2019	$431,031,699	$459,696,056
2019	$431,031,699	$467,158,454
2019	$443,327,900	$486,043,037
2019	$416,076,859	$454,331,278
2019	$447,648,187	$486,573,817
2019	$453,241,324	$493,450,908
2019	$445,367,797	$484,423,942
2019	$457,349,251	$494,034,121
2019	$463,511,143	$504,380,832
2019	$479,942,852	$522,402,568
2019	$490,318,321	$538,099,291
2020	$484,315,955	$536,467,805
2020	$441,924,241	$491,707,420
2020	$386,777,498	$427,392,688
2020	$433,295,839	$482,486,593
2020	$456,179,861	$506,099,761
2020	$463,307,672	$516,154,942
2020	$484,104,934	$544,778,408
2020	$505,889,656	$582,412,467
2020	$491,366,508	$560,339,993
2020	$475,229,677	$547,567,639
2020	$528,884,641	$609,466,022
2020	$557,750,149	$634,534,851
2021	$563,564,372	$630,251,670
2021	$591,804,886	$649,983,160
2021	$631,673,847	$678,384,979
2021	$657,837,852	$713,624,596
2021	$670,296,902	$718,653,808
2021	$671,958,109	$733,579,453
2021	$683,089,679	$749,197,806
2021	$701,683,177	$771,310,717
2021	$663,168,075	$736,174,273
2021	$699,026,963	$786,597,364
2021	$695,485,344	$779,814,344
2021	$738,117,609	$815,028,784
2022	$702,606,796	$771,504,943
2022	$685,865,984	$750,968,741
2022	$702,606,796	$777,227,328
2022	$662,530,307	$710,317,234
2022	$669,632,470	$712,135,618
2022	$614,844,359	$652,752,687
2022	$668,513,906	$713,659,264
2022	$642,698,405	$684,893,971
2022	$586,764,820	$621,711,472
2022	$644,311,874	$673,559,844
2022	$685,724,240	$711,167,411
2022	$646,835,756	$670,117,823
2023	$687,774,728	$713,916,854
2023	$675,765,963	$696,989,884
2023	$689,412,287	$718,097,514
2023	$692,687,404	$727,579,640
2023	$680,132,786	$728,895,149
2023	$728,713,700	$778,342,002
2023	$752,713,845	$804,184,088
2023	$734,213,966	$790,275,383
2023	$709,354,753	$752,160,239
2023	$689,698,631	$734,259,443
2023	$749,245,118	$800,908,206
2023	$789,429,078	$840,769,002
2024	$794,988,437	$852,005,894
2024	$841,934,142	$897,359,589
2024	$885,791,313	$927,436,797
2024	$841,934,142	$888,184,388
2024	$889,497,552	$931,965,947
2024	$905,557,925	$961,408,321
2024	$926,445,501	$977,678,572
2024	$933,101,000	$999,037,401
2024	$945,746,449	$1,019,508,659
2024	$937,759,850	$1,009,926,046
2024	$989,672,744	$1,072,152,220
2024	$954,753,419	$1,042,153,276
2025	$991,810,058	$1,071,805,683
2025	$963,472,628	$1,054,847,357
2025	$900,984,961	$995,376,571
2025	$885,726,345	$986,939,474
2025	$943,127,806	$1,048,349,657
2025	$995,443,062	$1,100,583,158
2025	$1,012,198,344	$1,124,595,514
2025	$1,050,136,812	$1,149,487,523
2025	$1,094,904,205	$1,188,791,292
2025	$1,126,772,519	$1,214,023,048
2025	$1,151,811,908	$1,218,762,495
2025	$1,168,191,378	$1,219,477,407
2026	$1,208,332,596	$1,239,956,561
2026	$1,202,598,136	$1,234,564,390

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	24.82%	15.24%	14.90%
S&P Composite 1500 Index	17.04%	13.69%	15.20%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.50% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.40% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$216,130,574
Number of Portfolio Holdings	155
Portfolio Turnover Rate	95%Footnote Reference*
Total Advisory Fees Paid, Net	$598,654
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 101%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Semiconductors & Semiconductor Equipment	18.4
Pharmaceuticals, Biotechnology & Life Sciences	9.8
Technology Hardware & Equipment	9.0
Media & Entertainment	8.0
Financial Services	7.7
Banks	6.2
Automobiles & Components	5.9
Food, Beverage & Tobacco	5.0
Software & Services	4.8
Capital Goods	4.4
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	3.8
Transportation	1.8
Insurance	1.6
Consumer Staples Distribution & Retail	1.6
Telecommunication Services	1.5
Materials	1.5
Health Care Equipment & Services	1.3
Household & Personal Products	1.2
Commercial & Professional Services	1.2
Other (each less than 1%)	1.2
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class III (PPADX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$53	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class III shares of GMO U.S. Opportunistic Value Fund returned +17.71% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$9,587	$9,658	$9,571
2023	$9,383	$9,589	$9,911
2023	$9,492	$9,714	$10,037
2023	$9,169	$9,319	$10,103
2023	$9,729	$9,894	$10,776
2023	$10,156	$10,250	$11,147
2023	$9,890	$9,994	$10,959
2023	$9,614	$9,633	$10,445
2023	$9,270	$9,359	$10,205
2023	$9,943	$10,031	$11,167
2023	$10,659	$10,584	$11,693
2024	$10,714	$10,642	$11,876
2024	$11,044	$11,010	$12,513
2024	$11,754	$11,544	$12,911
2024	$11,204	$11,058	$12,378
2024	$11,579	$11,378	$12,969
2024	$11,554	$11,378	$13,433
2024	$12,032	$11,925	$13,601
2024	$12,170	$12,269	$13,929
2024	$12,283	$12,482	$14,229
2024	$12,063	$12,335	$14,124
2024	$12,815	$13,006	$15,008
2024	$12,039	$12,101	$14,626
2025	$12,582	$12,642	$15,071
2025	$12,510	$12,763	$14,834
2025	$12,145	$12,453	$13,966
2025	$11,630	$12,013	$13,895
2025	$11,910	$12,331	$14,791
2025	$12,503	$12,881	$15,552
2025	$12,491	$12,945	$15,908
2025	$13,206	$13,304	$16,221
2025	$13,218	$13,545	$16,816
2025	$13,096	$13,420	$17,215
2025	$13,579	$13,656	$17,220
2025	$13,820	$13,761	$17,222
2026	$14,381	$14,377	$17,445
2026	$14,726	$14,636	$17,291

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class III	17.71%	13.59%
MSCI USA Index	14.68%	13.37%
MSCI USA Value (Gross) Index	16.57%	19.76%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.53% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class VI (UUOAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.40%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class VI shares of GMO U.S. Opportunistic Value Fund returned +17.81% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	MSCI USA Index	MSCI USA Value (Gross) Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$289,929,453	$292,757,295	$286,502,872
2023	$313,213,943	$302,151,828	$305,353,528
2023	$303,299,257	$291,833,964	$298,064,034
2023	$296,989,911	$289,742,070	$308,650,841
2023	$300,445,029	$293,531,941	$312,567,690
2023	$290,229,898	$281,580,434	$314,600,935
2023	$307,956,155	$298,967,187	$335,579,072
2023	$321,656,789	$309,721,834	$347,130,594
2023	$313,079,275	$301,984,849	$341,279,427
2023	$304,501,760	$291,074,168	$325,276,977
2023	$293,626,697	$282,784,542	$317,791,831
2023	$314,917,313	$303,092,733	$347,757,121
2023	$337,615,618	$319,801,174	$364,141,620
2024	$339,360,812	$321,553,345	$369,813,865
2024	$349,990,627	$332,680,601	$389,657,636
2024	$372,519,488	$348,816,374	$402,051,643
2024	$355,067,553	$334,130,164	$385,455,652
2024	$366,966,600	$343,792,906	$403,866,791
2024	$366,173,330	$343,799,173	$418,309,656
2024	$381,528,636	$360,326,328	$423,560,196
2024	$385,912,157	$370,715,854	$433,775,246
2024	$389,483,914	$377,158,639	$443,107,850
2024	$382,502,752	$372,711,073	$439,835,440
2024	$406,368,586	$392,977,963	$467,364,297
2024	$381,795,370	$365,646,363	$455,470,490
2025	$399,060,708	$381,985,618	$469,337,073
2025	$396,924,790	$385,645,630	$461,944,160
2025	$385,355,234	$376,270,719	$434,917,245
2025	$368,979,861	$362,971,028	$432,689,543
2025	$377,879,520	$372,593,578	$460,617,791
2025	$396,650,182	$389,212,868	$484,313,877
2025	$396,455,936	$391,155,791	$495,396,392
2025	$419,182,710	$401,998,754	$505,122,995
2025	$419,376,955	$409,268,475	$523,661,166
2025	$415,686,283	$405,483,452	$536,100,105
2025	$431,031,711	$412,641,649	$536,259,383
2025	$438,804,559	$415,787,809	$536,314,815
2026	$456,445,962	$434,421,564	$543,248,897
2026	$467,598,573	$442,240,474	$538,467,544

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 12/13/2022 (commencement of operations)
Class VI	17.81%	14.82%
MSCI USA Index	14.68%	12.84%
MSCI USA Value (Gross) Index	16.57%	19.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.43% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class R6 (PPAJX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class R6 shares of GMO U.S. Opportunistic Value Fund returned +17.88% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$10,099	$10,079	$10,185
2023	$9,822	$9,714	$9,707
2023	$9,471	$9,438	$9,484
2023	$10,158	$10,116	$10,378
2023	$10,886	$10,673	$10,867
2024	$10,947	$10,732	$11,036
2024	$11,285	$11,103	$11,629
2024	$12,013	$11,642	$11,999
2024	$11,444	$11,151	$11,503
2024	$11,828	$11,474	$12,053
2024	$11,803	$11,474	$12,484
2024	$12,296	$12,026	$12,640
2024	$12,432	$12,373	$12,945
2024	$12,548	$12,588	$13,224
2024	$12,322	$12,439	$13,126
2024	$13,093	$13,115	$13,948
2024	$12,298	$12,203	$13,593
2025	$12,855	$12,749	$14,007
2025	$12,780	$12,871	$13,786
2025	$12,413	$12,558	$12,979
2025	$11,884	$12,114	$12,913
2025	$12,171	$12,435	$13,746
2025	$12,774	$12,990	$14,454
2025	$12,761	$13,055	$14,784
2025	$13,494	$13,417	$15,075
2025	$13,501	$13,659	$15,628
2025	$13,381	$13,533	$15,999
2025	$13,877	$13,772	$16,004
2025	$14,128	$13,877	$16,005
2026	$14,704	$14,499	$16,212
2026	$15,066	$14,760	$16,070

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 8/28/2023 (commencement of operations)
Class R6	17.88%	17.77%
MSCI USA Index	14.68%	16.81%
MSCI USA Value (Gross) Index	16.57%	20.85%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.53% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Opportunistic Value Fund

Class I (PPAEX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.61%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class I shares of GMO U.S. Opportunistic Value Fund returned +17.57% (net) for the fiscal year ended February 28, 2026, as compared with +14.68% for the MSCI USA Value (Gross) Index.

Over the fiscal year, the primary source of value added was the portfolio’s deep value stock selection. Notable contributors included holdings in Communication Services, Financials, Consumer Discretionary, Health Care, and Industrials. Overweight positioning in Energy also added value.

In contrast, deep value stock selection detracted within the Information Technology sector.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI USA Index	MSCI USA Value (Gross) Index
2023	$10,000	$10,000	$10,000
2023	$9,587	$9,658	$9,571
2023	$9,383	$9,589	$9,911
2023	$9,487	$9,714	$10,037
2023	$9,165	$9,319	$10,103
2023	$9,725	$9,894	$10,776
2023	$10,155	$10,250	$11,147
2023	$9,884	$9,994	$10,959
2023	$9,613	$9,633	$10,445
2023	$9,264	$9,359	$10,205
2023	$9,937	$10,031	$11,167
2023	$10,652	$10,584	$11,693
2024	$10,708	$10,642	$11,876
2024	$11,038	$11,010	$12,513
2024	$11,750	$11,544	$12,911
2024	$11,194	$11,058	$12,378
2024	$11,569	$11,378	$12,969
2024	$11,544	$11,378	$13,433
2024	$12,023	$11,925	$13,601
2024	$12,156	$12,269	$13,929
2024	$12,269	$12,482	$14,229
2024	$12,043	$12,335	$14,124
2024	$12,797	$13,006	$15,008
2024	$12,021	$12,101	$14,626
2025	$12,560	$12,642	$15,071
2025	$12,487	$12,763	$14,834
2025	$12,122	$12,453	$13,966
2025	$11,606	$12,013	$13,895
2025	$11,886	$12,331	$14,791
2025	$12,471	$12,881	$15,552
2025	$12,459	$12,945	$15,908
2025	$13,175	$13,304	$16,221
2025	$13,181	$13,545	$16,816
2025	$13,065	$13,420	$17,215
2025	$13,542	$13,656	$17,220
2025	$13,781	$13,761	$17,222
2026	$14,336	$14,377	$17,445
2026	$14,681	$14,636	$17,291

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 2/15/2023 (commencement of operations)
Class I	17.57%	13.48%
MSCI USA Index	14.68%	13.37%
MSCI USA Value (Gross) Index	16.57%	19.76%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.65% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.61% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$319,546,217
Number of Portfolio Holdings	168
Portfolio Turnover Rate	72%Footnote Reference*
Total Advisory Fees Paid, Net	$1,093,062
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 76%.

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Energy	10.8
Banks	9.7
Financial Services	7.5
Telecommunication Services	6.4
Insurance	6.4
Media & Entertainment	6.2
Health Care Equipment & Services	5.0
Technology Hardware & Equipment	3.7
Household & Personal Products	3.7
Consumer Durables & Apparel	3.5
Food, Beverage & Tobacco	3.3
Capital Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles & Components	2.9
Consumer Discretionary Distribution & Retail	2.8
Consumer Staples Distribution & Retail	2.6
Transportation	2.5
Materials	1.2
Software & Services	1.2
Other (each less than 1%)	1.3
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Small Cap Value Fund

Class VI (GCAVX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$56	0.50%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO U.S. Small Cap Value Fund returned +25.13% (net) for the fiscal year ended February 28, 2026, as compared with +19.72% for the S&P SmallCap 600 Value Index.

Stock selection drove outperformance for the period, with contributions from a range of sectors including Consumer Discretionary, Industrials, Information Technology, Consumer Staples, and Real Estate. Health Care was also a top contributor from a mix of underweight allocation and stock selection.

Materials and Communication Services were the largest detractors, primarily from stock selection.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	S&P Composite 1500 Index	S&P SmallCap 600 Value Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$305,400,000	$301,350,913	$305,470,528
2019	$287,250,000	$295,838,137	$289,793,176
2019	$301,050,000	$301,707,082	$306,371,332
2019	$309,750,000	$308,025,828	$312,199,218
2019	$318,300,000	$319,031,718	$320,663,189
2019	$325,799,156	$328,617,721	$330,290,185
2020	$308,707,557	$327,621,371	$309,076,160
2020	$273,163,081	$300,286,163	$277,453,853
2020	$201,771,622	$261,009,099	$206,853,638
2020	$232,476,000	$294,654,996	$235,069,937
2020	$242,004,944	$309,075,579	$240,689,233
2020	$248,206,321	$315,216,287	$249,498,346
2020	$256,784,741	$332,696,663	$255,637,958
2020	$271,640,056	$355,679,817	$268,889,638
2020	$261,787,041	$342,200,138	$254,713,894
2020	$266,789,341	$334,400,049	$263,962,508
2020	$311,961,627	$372,201,447	$314,615,590
2020	$333,587,556	$387,511,004	$338,658,929
2021	$344,963,353	$384,895,261	$359,953,415
2021	$384,163,733	$396,945,300	$398,861,994
2021	$413,371,860	$414,290,317	$420,503,707
2021	$420,750,756	$435,811,183	$428,978,321
2021	$435,662,273	$438,882,527	$445,334,093
2021	$427,361,016	$447,997,631	$442,255,017
2021	$417,264,621	$457,535,774	$423,004,852
2021	$425,629,595	$471,040,148	$431,116,746
2021	$418,576,774	$449,582,290	$424,479,826
2021	$432,190,360	$480,375,718	$436,490,384
2021	$429,730,073	$476,233,321	$425,541,874
2021	$452,774,409	$497,738,811	$443,460,454
2022	$433,165,201	$471,158,762	$424,299,239
2022	$434,927,826	$458,617,285	$434,232,019
2022	$427,216,340	$474,653,428	$436,207,493
2022	$403,861,553	$433,791,373	$408,867,065
2022	$416,860,916	$434,901,862	$418,244,216
2022	$370,151,342	$398,636,653	$380,648,193
2022	$410,030,371	$435,832,354	$413,445,467
2022	$392,765,934	$418,265,364	$396,138,481
2022	$347,926,356	$379,679,755	$354,827,408
2022	$393,005,718	$411,343,602	$405,955,017
2022	$412,907,777	$434,310,577	$422,022,101
2022	$389,324,712	$409,241,557	$394,489,697
2023	$430,616,727	$435,989,665	$441,651,374
2023	$422,505,796	$425,652,349	$434,308,590
2023	$405,055,004	$438,542,797	$406,519,915
2023	$392,765,713	$444,333,540	$396,709,380
2023	$382,688,496	$445,136,923	$381,893,028
2023	$423,980,510	$475,334,160	$414,431,431
2023	$449,004,001	$491,115,945	$439,343,262
2023	$432,483,810	$482,621,887	$417,726,031
2023	$419,169,029	$459,344,934	$391,232,156
2023	$396,484,587	$448,412,902	$366,661,478
2023	$428,045,549	$489,115,362	$399,659,533
2023	$477,815,493	$513,458,385	$453,221,545
2024	$463,776,843	$520,320,766	$428,928,982
2024	$478,567,564	$548,018,308	$438,984,111
2024	$502,633,821	$566,386,486	$453,844,261
2024	$471,548,238	$542,415,004	$424,329,748
2024	$499,625,539	$569,152,441	$443,870,699
2024	$486,840,340	$587,132,926	$431,833,024
2024	$545,000,463	$597,069,183	$482,360,179
2024	$536,727,687	$610,113,039	$476,375,731
2024	$534,722,165	$622,614,854	$480,632,048
2024	$525,948,009	$616,762,744	$472,359,188
2024	$575,584,665	$654,764,324	$522,860,168
2024	$531,147,983	$636,443,942	$487,497,934
2025	$548,462,491	$654,552,694	$496,330,065
2025	$521,726,854	$644,196,229	$469,011,588
2025	$491,426,466	$607,877,367	$439,158,175
2025	$469,019,456	$602,724,824	$413,566,934
2025	$503,648,471	$640,228,078	$431,650,874
2025	$520,199,103	$672,127,124	$450,214,379
2025	$526,202,894	$686,791,491	$456,079,354
2025	$573,413,144	$701,993,063	$496,079,630
2025	$587,703,814	$725,995,910	$502,942,637
2025	$585,662,289	$741,404,967	$501,271,245
2025	$603,525,627	$744,299,351	$515,201,026
2025	$612,186,794	$744,735,949	$520,161,321
2026	$646,269,999	$757,242,587	$553,786,985
2026	$652,824,462	$753,949,583	$561,520,036

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 7/2/2019 (commencement of operations)
Class VI	25.13%	11.19%	12.38%
S&P Composite 1500 Index	17.04%	13.69%	14.84%
S&P SmallCap 600 Value Index	19.72%	7.08%	9.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.68% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$43,519,129
Number of Portfolio Holdings	271
Portfolio Turnover Rate	92%Footnote Reference*
Total Advisory Fees Paid, Net	$117,273
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 98%.

February 28, 2026

What does the Fund invest in?

The Fund primarily invested in equity securities at year ended.

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Capital Goods	11.7
Banks	10.5
Financial Services	10.4
Consumer Durables & Apparel	9.0
Semiconductors & Semiconductor Equipment	7.9
Automobiles & Components	6.6
Food, Beverage & Tobacco	4.8
Equity Real Estate Investment Trusts (REITs)	4.7
Materials	4.4
Consumer Discretionary Distribution & Retail	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Energy	3.3
Commercial & Professional Services	3.2
Insurance	2.8
Transportation	2.2
Consumer Services	2.1
Utilities	1.9
Technology Hardware & Equipment	1.8
Media & Entertainment	1.6
Health Care Equipment & Services	1.1
Real Estate Management & Development	1.1
Other (each less than 1%)	1.9
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Asset Allocation Bond Fund

Class VI (GABFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.36%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Asset Allocation Bond Fund returned +5.49% (net) for the fiscal year ended February 28, 2026, as compared with a +4.28% return for the FTSE 3-Month Treasury Bill Index.

For the period in question, the Fund predominantly had exposure to U.S. nominal government bonds, implemented largely through futures contracts. At the start of the fiscal year, the 10-year nominal yield was 4.24% and, despite intra-period volatility, having almost touched 4.6% mid-year, had fallen to 3.97% at the end of February 2026. Against this strong backdrop for bonds, the Fund return lagged the Bloomberg U.S. Treasury 7-10 Year index return of 6.91%.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2016	$300,000,000	$300,000,000	$300,000,000
2016	$300,945,520	$302,752,500	$300,069,926
2016	$301,215,669	$303,914,590	$300,140,816
2016	$299,864,926	$303,992,544	$300,204,578
2016	$301,620,892	$309,454,634	$300,264,583
2016	$302,431,337	$311,411,066	$300,331,331
2016	$301,891,040	$311,054,961	$300,402,702
2016	$302,836,560	$310,872,726	$300,474,651
2016	$302,296,263	$308,494,890	$300,550,308
2016	$297,838,811	$301,197,840	$300,627,795
2016	$297,298,514	$301,622,643	$300,720,934
2017	$299,729,851	$302,214,471	$300,832,614
2017	$300,270,149	$304,245,660	$300,950,265
2017	$300,675,372	$304,086,110	$301,085,158
2017	$301,755,966	$306,432,753	$301,238,061
2017	$301,891,040	$308,791,410	$301,420,486
2017	$300,000,000	$308,480,622	$301,633,828
2017	$301,350,743	$309,808,068	$301,876,548
2017	$303,647,006	$312,586,972	$302,143,298
2017	$302,026,114	$311,098,160	$302,403,836
2017	$302,836,560	$311,278,383	$302,676,847
2017	$302,836,560	$310,878,824	$302,947,113
2017	$304,462,240	$312,305,618	$303,250,320
2018	$302,414,287	$308,708,840	$303,583,818
2018	$300,639,395	$305,782,448	$303,910,526
2018	$302,687,348	$307,743,427	$304,288,982
2018	$302,687,348	$305,454,596	$304,717,519
2018	$304,325,710	$307,634,576	$305,172,329
2018	$306,837,189	$307,256,203	$305,634,026
2018	$305,322,963	$307,329,276	$306,129,818
2018	$307,800,787	$309,306,794	$306,645,934
2018	$305,735,934	$307,315,002	$307,162,290
2018	$302,569,825	$304,886,472	$307,721,267
2018	$304,221,708	$306,706,513	$308,288,623
2018	$306,808,216	$312,341,115	$308,899,082
2019	$311,833,151	$315,658,006	$309,526,588
2019	$311,115,303	$315,475,095	$310,099,772
2019	$316,714,517	$321,532,823	$310,742,641
2019	$317,719,504	$321,615,135	$311,368,317
2019	$322,888,010	$327,324,306	$312,018,940
2019	$326,333,680	$331,434,901	$312,648,565
2019	$327,274,378	$332,163,922	$313,273,423
2019	$333,585,049	$340,770,851	$313,868,663
2019	$329,622,535	$338,955,929	$314,407,173
2019	$329,769,294	$339,976,896	$314,939,566
2019	$329,769,294	$339,803,796	$315,408,534
2019	$331,331,524	$339,566,955	$315,857,661
2020	$339,152,332	$346,101,766	$316,283,239
2020	$341,709,134	$352,331,099	$316,682,666
2020	$338,400,331	$350,257,697	$317,082,671
2020	$346,521,939	$356,483,934	$317,342,680
2020	$349,078,741	$358,143,688	$317,479,402
2020	$352,688,345	$360,399,703	$317,510,801
2020	$359,972,093	$365,782,997	$317,546,920
2020	$364,946,581	$362,830,452	$317,582,076
2020	$363,288,419	$362,631,550	$317,612,946
2020	$360,575,061	$361,012,320	$317,640,252
2020	$364,042,129	$364,554,660	$317,666,257
2020	$368,708,925	$365,057,007	$317,690,818
2021	$370,687,957	$362,439,591	$317,713,982
2021	$363,532,995	$357,205,782	$317,731,945
2021	$362,315,129	$352,745,478	$317,748,127
2021	$369,317,858	$355,532,131	$317,758,866
2021	$370,535,724	$356,693,706	$317,765,929
2021	$374,037,089	$359,199,825	$317,771,195
2021	$381,039,818	$363,216,070	$317,778,130
2021	$379,517,486	$362,524,518	$317,787,858
2021	$373,580,389	$359,385,825	$317,799,945
2021	$371,449,123	$359,286,715	$317,811,503
2021	$375,407,188	$360,349,691	$317,823,591
2021	$373,625,565	$359,427,638	$317,836,979
2022	$365,877,212	$351,684,083	$317,851,812
2022	$364,482,509	$347,760,604	$317,875,603
2022	$350,070,573	$338,099,178	$317,926,073
2022	$335,968,571	$325,268,977	$318,016,177
2022	$337,983,143	$327,366,203	$318,169,659
2022	$334,573,868	$322,230,460	$318,384,398
2022	$344,630,278	$330,104,046	$318,714,622
2022	$331,369,267	$320,776,429	$319,188,550
2022	$315,924,089	$306,916,827	$319,813,793
2022	$311,399,744	$302,941,532	$320,606,002
2022	$322,320,577	$314,082,416	$321,524,916
2022	$318,108,256	$312,665,651	$322,609,977
2023	$329,029,088	$322,284,516	$323,800,650
2023	$317,796,232	$313,951,722	$324,930,210
2023	$335,269,564	$321,926,877	$326,229,240
2023	$337,453,731	$323,877,980	$327,527,644
2023	$332,149,326	$320,351,379	$328,913,889
2023	$325,284,803	$319,208,805	$330,314,389
2023	$321,196,943	$318,986,298	$331,819,152
2023	$318,803,524	$316,948,830	$333,361,961
2023	$296,464,938	$308,894,609	$334,867,110
2023	$283,221,349	$304,019,892	$336,444,737
2023	$312,580,632	$317,787,822	$337,982,922
2023	$344,721,175	$329,952,422	$339,573,071
2024	$337,330,774	$329,046,323	$341,159,270
2024	$320,579,197	$324,397,478	$342,640,918
2024	$325,013,438	$327,392,937	$344,153,114
2024	$295,451,832	$319,123,482	$345,774,212
2024	$305,798,394	$324,533,666	$347,381,216
2024	$317,130,343	$327,606,119	$348,944,733
2024	$331,132,264	$335,258,021	$350,567,437
2024	$343,064,958	$340,075,638	$352,184,410
2024	$349,528,501	$344,629,029	$353,728,037
2024	$320,691,156	$336,082,626	$355,254,761
2024	$325,331,649	$339,635,952	$356,667,011
2024	$304,287,518	$334,077,609	$358,069,390
2025	$304,805,307	$335,849,952	$359,447,255
2025	$324,481,301	$343,239,250	$360,671,832
2025	$324,308,705	$343,368,415	$362,013,241
2025	$328,968,808	$344,717,874	$363,312,753
2025	$313,089,936	$342,249,666	$364,660,374
2025	$323,963,512	$347,512,222	$365,973,418
2025	$317,097,845	$346,595,593	$367,334,766
2025	$324,198,343	$350,741,026	$368,706,563
2025	$329,913,378	$354,567,186	$370,018,259
2025	$332,684,304	$356,782,407	$371,341,368
2025	$337,187,059	$358,999,497	$372,572,157
2025	$331,120,569	$358,468,351	$373,810,459
2026	$328,638,938	$358,851,074	$375,019,336
2026	$342,287,912	$364,727,730	$376,099,340

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	5.49%	(1.20%)	1.33%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.29%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.71% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$105,957,457
Number of Portfolio Holdings	11
Portfolio Turnover Rate	95%
Total Advisory Fees Paid, Net	$111,757

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	90.5
Debt Obligations	8.8
Futures Contracts	1.1
Other	(0.4)

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class III (GMCDX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Country Debt Fund returned +23.05% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	J.P. Morgan EMBI Global Diversified +*
2016	$9,925	$10,000
2016	$10,360	$10,334
2016	$10,692	$10,531
2016	$10,658	$10,500
2016	$11,127	$10,892
2016	$11,346	$11,061
2016	$11,676	$11,260
2016	$11,820	$11,298
2016	$11,606	$11,133
2016	$11,102	$10,669
2016	$11,313	$10,822
2017	$11,567	$10,978
2017	$11,857	$11,206
2017	$11,955	$11,245
2017	$12,201	$11,428
2017	$12,323	$11,523
2017	$12,315	$11,493
2017	$12,309	$11,569
2017	$12,635	$11,769
2017	$12,722	$11,767
2017	$12,731	$11,788
2017	$12,580	$11,757
2017	$12,725	$11,831
2018	$12,791	$11,808
2018	$12,546	$11,577
2018	$12,576	$11,620
2018	$12,401	$11,450
2018	$12,208	$11,326
2018	$11,989	$11,212
2018	$12,265	$11,443
2018	$11,950	$11,223
2018	$12,203	$11,422
2018	$11,887	$11,167
2018	$11,834	$11,123
2018	$11,973	$11,286
2019	$12,606	$11,784
2019	$12,668	$11,857
2019	$12,786	$12,030
2019	$12,819	$12,044
2019	$12,857	$12,113
2019	$13,187	$12,482
2019	$13,337	$12,625
2019	$13,299	$12,695
2019	$13,289	$12,649
2019	$13,332	$12,696
2019	$13,337	$12,675
2019	$13,683	$12,913
2020	$13,925	$13,138
2020	$13,804	$13,031
2020	$11,702	$11,226
2020	$11,883	$11,478
2020	$12,554	$12,175
2020	$13,169	$12,603
2020	$13,766	$13,071
2020	$13,931	$13,138
2020	$13,574	$12,894
2020	$13,522	$12,891
2020	$14,248	$13,388
2020	$14,673	$13,642
2021	$14,484	$13,494
2021	$14,173	$13,150
2021	$13,996	$13,023
2021	$14,412	$13,311
2021	$14,617	$13,453
2021	$14,728	$13,551
2021	$14,801	$13,608
2021	$14,989	$13,741
2021	$14,658	$13,456
2021	$14,641	$13,460
2021	$14,270	$13,212
2021	$14,483	$13,397
2022	$14,036	$13,016
2022	$13,063	$12,164
2022	$13,204	$12,054
2022	$12,481	$11,380
2022	$12,445	$11,383
2022	$11,465	$10,676
2022	$11,748	$10,985
2022	$11,698	$10,881
2022	$10,981	$10,189
2022	$11,062	$10,204
2022	$12,006	$10,979
2022	$12,119	$11,015
2023	$12,635	$11,364
2023	$12,342	$11,113
2023	$12,342	$11,220
2023	$12,342	$11,279
2023	$12,279	$11,215
2023	$12,760	$11,465
2023	$13,221	$11,684
2023	$13,066	$11,508
2023	$12,743	$11,209
2023	$12,778	$11,057
2023	$13,572	$11,683
2023	$14,257	$12,236
2024	$14,273	$12,111
2024	$14,581	$12,230
2024	$15,059	$12,485
2024	$14,959	$12,226
2024	$15,183	$12,447
2024	$15,260	$12,523
2024	$15,529	$12,757
2024	$15,833	$13,053
2024	$16,221	$13,294
2024	$16,074	$13,065
2024	$16,268	$13,221
2024	$16,162	$13,036
2025	$16,673	$13,223
2025	$16,945	$13,431
2025	$16,739	$13,329
2025	$16,599	$13,299
2025	$16,904	$13,447
2025	$17,489	$13,772
2025	$17,901	$13,946
2025	$18,252	$14,173
2025	$18,653	$14,426
2025	$19,373	$14,733
2025	$19,590	$14,794
2025	$19,773	$14,900
2026	$20,536	$15,002
2026	$20,696	$15,210

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III	21.22%	7.70%	7.55%
J.P. Morgan EMBI Global Diversified +*	13.24%	2.95%	4.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.61% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class IV (GMDFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$64	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Emerging Country Debt Fund returned +23.06% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	J.P. Morgan EMBI Global Diversified +*
2016	$124,062,500	$125,000,000
2016	$129,506,351	$129,170,113
2016	$133,660,869	$131,642,665
2016	$133,231,091	$131,250,129
2016	$139,104,720	$136,147,377
2016	$141,830,672	$138,265,152
2016	$145,956,478	$140,751,544
2016	$147,752,418	$141,228,708
2016	$145,082,778	$139,160,706
2016	$138,821,260	$133,363,620
2016	$141,448,019	$135,280,775
2017	$144,623,173	$137,224,049
2017	$148,259,238	$140,072,534
2017	$149,488,330	$140,558,832
2017	$152,561,060	$142,851,455
2017	$154,097,425	$144,036,362
2017	$153,995,001	$143,666,863
2017	$153,952,018	$144,612,009
2017	$158,032,295	$147,109,924
2017	$159,130,832	$147,090,441
2017	$159,235,454	$147,353,999
2017	$157,352,249	$146,961,462
2017	$159,153,181	$147,888,279
2018	$160,031,873	$147,598,071
2018	$156,901,531	$144,706,314
2018	$157,340,877	$145,250,853
2018	$155,144,146	$143,126,756
2018	$152,727,742	$141,575,346
2018	$149,981,828	$140,153,077
2018	$153,466,570	$143,040,901
2018	$149,512,969	$140,290,847
2018	$152,686,987	$142,770,961
2018	$148,733,385	$139,586,142
2018	$148,120,855	$139,038,121
2018	$149,801,778	$141,069,497
2019	$157,795,153	$147,302,657
2019	$158,505,675	$148,218,490
2019	$159,985,930	$150,370,890
2019	$160,459,612	$150,551,522
2019	$160,933,293	$151,414,104
2019	$165,078,006	$156,024,119
2019	$166,985,747	$157,818,410
2019	$166,444,951	$158,683,199
2019	$166,384,863	$158,111,395
2019	$166,925,659	$158,697,857
2019	$166,985,747	$158,437,181
2019	$171,310,966	$161,410,394
2020	$174,409,614	$164,219,559
2020	$172,891,909	$162,883,969
2020	$146,585,020	$140,326,267
2020	$148,861,578	$143,479,003
2020	$157,208,956	$152,184,138
2020	$164,923,957	$157,533,284
2020	$172,382,209	$163,381,377
2020	$174,528,045	$164,220,642
2020	$170,041,296	$161,180,787
2020	$169,391,043	$161,132,664
2020	$178,494,592	$167,348,269
2020	$183,810,287	$170,524,506
2021	$181,511,787	$168,673,371
2021	$177,611,304	$164,368,714
2021	$175,312,805	$162,784,309
2021	$180,536,666	$166,391,747
2021	$183,113,772	$168,157,243
2021	$184,576,453	$169,390,875
2021	$185,462,770	$170,097,067
2021	$187,825,809	$171,766,139
2021	$183,744,196	$168,205,546
2021	$183,529,375	$168,245,407
2021	$178,874,903	$165,150,497
2021	$181,480,601	$167,462,883
2022	$175,946,249	$162,698,430
2022	$163,724,557	$152,047,266
2022	$165,492,475	$150,680,750
2022	$156,499,154	$142,255,738
2022	$155,961,092	$142,293,680
2022	$143,739,400	$133,452,242
2022	$147,325,145	$137,309,790
2022	$146,614,193	$136,011,639
2022	$137,687,790	$127,357,072
2022	$138,714,721	$127,551,542
2022	$150,563,929	$137,234,543
2022	$151,949,547	$137,682,497
2023	$158,430,393	$142,044,568
2023	$154,752,075	$138,908,386
2023	$154,839,654	$140,246,947
2023	$154,752,075	$140,991,646
2023	$154,051,443	$140,182,808
2023	$160,094,393	$143,312,072
2023	$165,881,502	$146,050,999
2023	$163,937,233	$143,853,371
2023	$159,871,943	$140,111,821
2023	$160,313,822	$138,214,998
2023	$170,300,295	$146,041,225
2023	$178,867,013	$152,953,017
2024	$179,061,012	$151,390,303
2024	$182,940,990	$152,870,541
2024	$188,954,957	$156,066,354
2024	$187,790,963	$152,826,294
2024	$190,603,948	$155,581,573
2024	$191,573,943	$156,539,343
2024	$194,917,204	$159,463,124
2024	$198,729,527	$163,160,636
2024	$203,617,120	$166,173,076
2024	$201,759,834	$163,317,268
2024	$204,203,631	$165,260,673
2024	$202,984,336	$162,950,147
2025	$209,311,390	$165,293,095
2025	$212,837,944	$167,885,840
2025	$210,141,167	$166,606,816
2025	$208,377,890	$166,236,646
2025	$212,319,333	$168,090,277
2025	$219,579,887	$172,145,712
2025	$224,797,630	$174,328,062
2025	$229,219,879	$177,168,352
2025	$234,273,877	$180,323,462
2025	$243,328,957	$184,159,241
2025	$246,066,539	$184,920,013
2025	$248,444,428	$186,251,653
2026	$257,948,974	$187,519,901
2026	$259,963,164	$190,119,023

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class IV	21.23%	7.76%	7.60%
J.P. Morgan EMBI Global Diversified +*	13.24%	2.95%	4.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.56% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.56% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Fund

Class VI (GMOQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$59	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.08%.

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Country Debt Fund returned +23.17% (net) for the fiscal year ended February 28, 2026, as compared with +13.24% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 69 basis points to 259 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 27 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Ecuador, Argentina, Lebanon, and Egypt, and underweights in Indonesia, Malaysia, Uruguay, and the United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were the Republic of Congo, Tunisia, Grenada, Belarus, and Chad. Security selection in on-benchmark countries such as Venezuela, Mexico, Ghana, and Uruguay also contributed positive alpha during the fiscal year, though negative alpha from security selection in Turkey, Egypt, Colombia, and Suriname partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Venezuela, Ghana, and Mexico, while Brazil, Israel, and Colombia detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	J.P. Morgan EMBI Global Diversified
2021	$297,750,000	$300,000,000
2021	$297,865,006	$300,203,345
2021	$301,660,197	$303,149,080
2021	$295,104,867	$296,865,010
2021	$294,759,849	$296,935,361
2021	$287,284,473	$291,473,171
2021	$291,648,359	$295,554,288
2022	$282,630,854	$287,145,533
2022	$263,113,513	$268,347,354
2022	$265,831,118	$265,935,597
2022	$251,378,403	$251,066,342
2022	$250,637,239	$251,133,305
2022	$230,996,371	$235,529,101
2022	$236,691,194	$242,337,267
2022	$235,675,352	$240,046,166
2022	$221,326,583	$224,771,771
2022	$222,850,346	$225,114,991
2022	$241,897,384	$242,204,463
2022	$244,156,236	$242,995,054
2023	$254,575,822	$250,693,650
2023	$248,662,003	$245,158,620
2023	$248,802,808	$247,521,037
2023	$248,662,003	$248,835,352
2023	$247,535,561	$247,407,839
2023	$257,251,121	$252,930,659
2023	$266,589,002	$257,764,577
2023	$263,462,691	$253,885,995
2023	$256,925,861	$247,282,554
2023	$257,636,386	$243,934,863
2023	$273,694,252	$257,747,326
2023	$287,541,842	$269,945,908
2024	$287,853,878	$267,187,883
2024	$294,094,613	$269,800,346
2024	$303,767,751	$275,440,620
2024	$301,739,513	$269,722,256
2024	$306,264,045	$274,585,032
2024	$307,980,247	$276,275,395
2024	$313,217,711	$281,435,558
2024	$319,507,224	$287,961,277
2024	$327,369,114	$293,277,915
2024	$324,381,596	$288,237,717
2024	$328,312,541	$291,667,620
2024	$326,258,727	$287,589,786
2025	$336,605,551	$291,724,842
2025	$342,112,731	$296,300,762
2025	$337,940,625	$294,043,420
2025	$335,103,593	$293,390,110
2025	$341,445,194	$296,661,572
2025	$353,127,093	$303,818,987
2025	$361,402,088	$307,670,603
2025	$368,687,738	$312,683,416
2025	$376,820,555	$318,251,851
2025	$391,391,854	$325,021,596
2025	$395,797,130	$326,364,278
2025	$399,507,242	$328,714,481
2026	$414,982,367	$330,952,805
2026	$418,225,472	$335,539,980

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 7/29/2021 (commencement of operations)
Class VI	21.33%	7.51%
J.P. Morgan EMBI Global Diversified	13.24%	2.47%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.51% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,453,070,565
Number of Portfolio Holdings	311
Portfolio Turnover Rate	41%
Total Advisory Fees Paid, Net	$8,226,029

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	94.8
Short-Term Investments	2.4
Rights/Warrants	1.0
Loan Assignments	0.9
Investment Funds	0.7
Swap Contracts	0.3
Loan Participations	0.1
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.1)
Reverse Repurchase Agreements	(1.7)
Other	1.7

Country/Region SummaryFootnote Reference*

% of Investments

Table Summary
Mexico	6.4
Colombia	5.6
Venezuela	5.5
Turkey	5.1
Brazil	4.5
Argentina	4.3
Romania	3.7
Poland	3.3
Other (each between (3)% and 3%)	61.6
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class VI (GHVIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.36%

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO High Yield Fund returned +7.64% (net) for the fiscal year ended February 28, 2026, as compared with +7.22% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high-yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative outperformance, along with relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2018	$300,000,000	$300,000,000	$300,000,000
2018	$298,800,000	$300,701,425	$298,516,962
2018	$303,150,000	$300,772,939	$302,099,341
2018	$306,000,000	$302,708,270	$304,343,310
2018	$308,100,000	$300,758,969	$305,979,162
2018	$303,750,000	$298,382,248	$301,040,985
2018	$302,700,000	$300,163,461	$299,587,539
2018	$297,893,165	$305,677,859	$293,111,425
2019	$311,462,121	$308,923,990	$307,118,420
2019	$315,205,281	$308,744,980	$312,094,858
2019	$319,572,301	$314,673,477	$315,084,370
2019	$323,315,461	$314,754,033	$319,142,119
2019	$318,636,511	$320,341,409	$314,711,625
2019	$328,618,271	$324,364,312	$322,706,047
2019	$329,039,505	$325,077,781	$324,586,371
2019	$330,948,826	$333,501,095	$326,007,668
2019	$332,380,816	$331,724,892	$326,982,444
2019	$333,176,366	$332,724,078	$328,270,819
2019	$335,085,686	$332,554,671	$329,631,998
2019	$340,594,280	$332,322,883	$336,052,742
2020	$340,089,696	$338,718,285	$334,936,052
2020	$335,380,244	$344,814,726	$329,390,271
2020	$302,414,082	$342,785,557	$295,743,550
2020	$314,860,490	$348,878,968	$306,247,010
2020	$324,279,393	$350,503,314	$319,147,072
2020	$323,606,615	$352,711,200	$318,661,847
2020	$337,992,984	$357,979,650	$333,935,598
2020	$340,369,630	$355,090,093	$336,435,707
2020	$336,465,140	$354,895,434	$332,230,481
2020	$337,992,984	$353,310,748	$333,376,063
2020	$353,101,661	$356,777,519	$345,903,895
2020	$359,211,560	$357,269,148	$351,725,595
2021	$358,695,451	$354,707,570	$352,528,373
2021	$359,555,632	$349,585,415	$352,747,239
2021	$362,308,211	$345,220,265	$354,119,148
2021	$366,437,080	$347,947,469	$357,612,887
2021	$367,297,261	$349,084,264	$358,254,014
2021	$372,114,274	$351,536,919	$362,422,661
2021	$372,613,222	$355,467,484	$363,101,968
2021	$375,586,694	$354,790,685	$365,421,082
2021	$374,285,800	$351,718,951	$364,792,190
2021	$374,099,958	$351,621,956	$363,674,618
2021	$370,383,118	$352,662,255	$359,834,109
2021	$377,126,796	$351,759,872	$367,475,077
2022	$366,944,765	$344,181,512	$356,940,332
2022	$364,399,257	$340,341,734	$354,498,211
2022	$361,462,132	$330,886,419	$351,388,265
2022	$346,972,317	$318,329,928	$337,545,628
2022	$352,063,333	$320,382,412	$340,853,192
2022	$330,328,611	$315,356,231	$316,647,582
2022	$351,556,350	$323,061,848	$338,215,482
2022	$339,589,309	$313,933,220	$326,630,244
2022	$328,406,992	$300,369,289	$314,441,236
2022	$340,962,576	$296,478,800	$324,330,433
2022	$350,575,445	$307,382,012	$331,578,359
2022	$346,850,885	$305,995,471	$328,008,142
2023	$359,963,540	$315,409,134	$341,057,990
2023	$353,830,201	$307,254,106	$335,502,254
2023	$359,963,540	$315,059,125	$339,969,938
2023	$363,135,957	$316,968,605	$342,614,023
2023	$358,906,068	$313,517,237	$338,402,895
2023	$364,616,418	$312,399,039	$344,125,665
2023	$369,057,801	$312,181,278	$348,910,160
2023	$369,480,790	$310,187,276	$349,646,785
2023	$364,404,923	$302,304,878	$345,388,292
2023	$360,598,023	$297,534,155	$340,895,044
2023	$378,786,545	$311,008,369	$356,704,071
2023	$391,753,362	$322,913,459	$370,281,154
2024	$392,415,854	$322,026,690	$369,490,247
2024	$392,857,515	$317,477,020	$370,378,639
2024	$397,715,787	$320,408,576	$374,455,123
2024	$392,636,684	$312,315,536	$370,682,347
2024	$398,599,109	$317,610,303	$375,167,444
2024	$402,353,228	$320,617,211	$378,720,459
2024	$410,471,637	$328,105,873	$386,662,484
2024	$416,815,503	$332,820,714	$392,643,375
2024	$423,394,327	$337,276,966	$399,088,139
2024	$419,165,083	$328,912,886	$396,841,252
2024	$425,743,907	$332,390,408	$401,525,741
2024	$422,825,949	$326,950,642	$399,707,347
2025	$428,659,780	$328,685,175	$405,445,972
2025	$431,957,163	$335,916,836	$408,116,159
2025	$428,152,490	$336,043,245	$404,291,454
2025	$429,167,070	$337,363,916	$404,636,350
2025	$437,537,349	$334,948,363	$411,539,750
2025	$445,146,695	$340,098,651	$419,160,291
2025	$446,414,919	$339,201,577	$420,937,791
2025	$451,741,460	$343,258,574	$425,851,064
2025	$455,546,133	$347,003,110	$428,680,866
2025	$456,560,712	$349,171,073	$429,617,295
2025	$459,858,095	$351,340,866	$431,921,905
2025	$462,544,586	$350,821,050	$435,006,869
2026	$464,689,720	$351,195,608	$437,061,699
2026	$464,957,862	$356,946,896	$437,572,774

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 6/25/2018 (commencement of operations)
Class VI	7.64%	5.28%	5.87%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	2.29%
Markit iBoxx USD Liquid High Yield Index	7.22%	4.40%	5.04%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.56% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.36% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$136,855,547
Number of Portfolio Holdings	116
Portfolio Turnover Rate	160%
Total Advisory Fees Paid, Net	$476,005

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	83.8
Short-Term Investments	12.9
Swap Contracts	1.9
Futures Contracts	0.0
Forward Currency Contracts	0.0
Other	1.4

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	19.3
Communications	12.4
Consumer Non-Cyclical	11.9
Energy	11.8
Capital Goods	11.3
Technology	7.7
Basic Industry	7.3
Electric	4.9
Finance Companies	3.3
Insurance	2.9
REITS	2.0
Transportation	1.8
Other Financial	1.3
Brokerage/Asset Managers/Exchanges	0.6
Other Industrial	0.6
Cash / Cash Equivalents	0.5
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2025.

Effective March 21, 2025, the expense cap for Class VI changed from 0.455% to 0.35% of the average daily net assets of the class.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO High Yield Fund

Class I (GMOZX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

How did the Fund perform last year and what affected its performance?

Class I shares of GMO High Yield Fund returned +7.51% (net) for the fiscal year ended February 28, 2026, as compared with +7.22% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high-yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative outperformance, along with relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2023	$10,000	$10,000	$10,000
2023	$10,012	$10,014	$10,001
2023	$9,889	$9,905	$9,878
2023	$10,047	$9,869	$10,045
2023	$10,175	$9,863	$10,184
2023	$10,181	$9,800	$10,206
2023	$10,041	$9,551	$10,082
2023	$9,936	$9,400	$9,950
2023	$10,437	$9,825	$10,412
2023	$10,790	$10,202	$10,808
2024	$10,808	$10,174	$10,785
2024	$10,820	$10,030	$10,811
2024	$10,948	$10,122	$10,930
2024	$10,808	$9,867	$10,820
2024	$10,972	$10,034	$10,951
2024	$11,070	$10,129	$11,055
2024	$11,292	$10,366	$11,286
2024	$11,467	$10,515	$11,461
2024	$11,642	$10,655	$11,649
2024	$11,532	$10,391	$11,583
2024	$11,706	$10,501	$11,720
2024	$11,624	$10,329	$11,667
2025	$11,785	$10,384	$11,835
2025	$11,876	$10,612	$11,913
2025	$11,764	$10,616	$11,801
2025	$11,799	$10,658	$11,811
2025	$12,022	$10,582	$12,012
2025	$12,232	$10,745	$12,235
2025	$12,267	$10,716	$12,287
2025	$12,407	$10,844	$12,430
2025	$12,511	$10,963	$12,513
2025	$12,539	$11,031	$12,540
2025	$12,630	$11,100	$12,607
2025	$12,701	$11,083	$12,697
2026	$12,761	$11,095	$12,757
2026	$12,768	$11,277	$12,772

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 4/13/2023 (commencement of operations)
Class I	7.51%	8.85%
Bloomberg U.S. Aggregate Index	6.26%	4.26%
Markit iBoxx USD Liquid High Yield Index	7.22%	8.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 2.03% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$136,855,547
Number of Portfolio Holdings	116
Portfolio Turnover Rate	160%
Total Advisory Fees Paid, Net	$476,005

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	83.8
Short-Term Investments	12.9
Swap Contracts	1.9
Futures Contracts	0.0
Forward Currency Contracts	0.0
Other	1.4

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Consumer Cyclical	19.3
Communications	12.4
Consumer Non-Cyclical	11.9
Energy	11.8
Capital Goods	11.3
Technology	7.7
Basic Industry	7.3
Electric	4.9
Finance Companies	3.3
Insurance	2.9
REITS	2.0
Transportation	1.8
Other Financial	1.3
Brokerage/Asset Managers/Exchanges	0.6
Other Industrial	0.6
Cash / Cash Equivalents	0.5
Government Owned No Guarantee	0.3
Banking	0.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2025.

Effective March 21, 2025, the expense cap for Class I changed from 0.55% to 0.35% of the average daily net assets of the class.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class III (GMOHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$60	0.58%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class III shares of GMO Opportunistic Income Fund returned +5.78% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III †	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,038	$10,028
2021	$10,015	$10,019	$10,012
2021	$10,027	$9,932	$9,973
2021	$10,027	$9,929	$9,953
2021	$10,046	$9,959	$9,943
2021	$10,039	$9,933	$9,934
2022	$10,047	$9,719	$9,787
2022	$10,004	$9,611	$9,691
2022	$9,930	$9,344	$9,438
2022	$9,887	$8,989	$9,117
2022	$9,855	$9,047	$9,211
2022	$9,820	$8,905	$9,070
2022	$9,870	$9,123	$9,351
2022	$9,834	$8,865	$9,039
2022	$9,706	$8,482	$8,598
2022	$9,634	$8,372	$8,475
2022	$9,750	$8,680	$8,809
2022	$9,815	$8,641	$8,774
2023	$9,955	$8,907	$9,058
2023	$9,938	$8,676	$8,825
2023	$9,992	$8,897	$8,991
2023	$10,099	$8,951	$9,040
2023	$10,132	$8,853	$8,975
2023	$10,116	$8,822	$8,934
2023	$10,169	$8,815	$8,930
2023	$10,223	$8,759	$8,862
2023	$10,202	$8,537	$8,594
2023	$10,198	$8,402	$8,426
2023	$10,348	$8,782	$8,849
2023	$10,508	$9,118	$9,220
2024	$10,593	$9,093	$9,185
2024	$10,578	$8,965	$9,042
2024	$10,646	$9,048	$9,136
2024	$10,603	$8,819	$8,870
2024	$10,707	$8,969	$9,043
2024	$10,800	$9,054	$9,147
2024	$10,923	$9,265	$9,383
2024	$11,027	$9,398	$9,532
2024	$11,115	$9,524	$9,645
2024	$11,061	$9,288	$9,381
2024	$11,129	$9,386	$9,502
2024	$11,135	$9,232	$9,354
2025	$11,196	$9,281	$9,403
2025	$11,316	$9,486	$9,635
2025	$11,368	$9,489	$9,635
2025	$11,427	$9,527	$9,666
2025	$11,449	$9,458	$9,583
2025	$11,522	$9,604	$9,749
2025	$11,540	$9,578	$9,712
2025	$11,638	$9,693	$9,867
2025	$11,693	$9,799	$9,981
2025	$11,758	$9,860	$10,064
2025	$11,830	$9,921	$10,127
2025	$11,845	$9,907	$10,149
2026	$11,873	$9,917	$10,190
2026	$11,971	$10,080	$10,356

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 7/21/2021 (commencement of operations)
Class III†	5.78%	3.98%
Bloomberg U.S. Aggregate Index	6.26%	0.17%
Bloomberg U.S. Securitized Index	7.49%	0.76%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†For the period December 28, 2021 to February 1, 2022, no Class III shares were outstanding. Performance for that period is that of Class I shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class III expenses had been applied throughout.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class VI (GMODX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.49%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +5.88% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index	Bloomberg U.S. Securitized + Index*
2016	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2016	$301,221,001	$302,752,500	$301,040,963	$300,252,600
2016	$303,663,004	$303,914,590	$301,571,761	$300,480,685
2016	$305,616,606	$303,992,544	$301,958,702	$300,704,358
2016	$305,982,906	$309,454,634	$304,570,080	$300,976,177
2016	$308,777,834	$311,411,066	$305,310,949	$301,152,781
2016	$310,987,775	$311,054,961	$305,605,246	$301,459,411
2016	$314,057,137	$310,872,726	$306,363,499	$301,805,854
2016	$315,284,882	$308,494,890	$305,479,131	$302,178,086
2016	$316,758,176	$301,197,840	$300,282,330	$302,526,685
2016	$316,836,751	$301,622,643	$300,204,385	$302,871,951
2017	$320,218,013	$302,214,471	$300,223,855	$302,891,594
2017	$322,847,883	$304,245,660	$301,599,068	$304,279,027
2017	$325,227,290	$304,086,110	$301,693,638	$304,374,437
2017	$326,229,145	$306,432,753	$303,667,958	$306,366,300
2017	$327,857,160	$308,791,410	$305,580,726	$308,296,065
2017	$329,986,103	$308,480,622	$304,382,566	$307,087,259
2017	$331,454,086	$309,808,068	$305,777,553	$308,494,641
2017	$333,468,239	$312,586,972	$308,065,313	$310,802,730
2017	$333,720,008	$311,098,160	$307,241,443	$309,971,539
2017	$335,608,277	$311,278,383	$307,227,789	$309,957,764
2017	$336,615,353	$310,878,824	$306,752,698	$309,478,451
2017	$337,134,175	$312,305,618	$307,729,118	$310,463,548
2018	$337,777,070	$308,708,840	$304,189,597	$306,892,575
2018	$339,577,176	$305,782,448	$302,225,986	$304,911,516
2018	$340,862,966	$307,743,427	$304,081,194	$306,783,208
2018	$340,991,545	$305,454,596	$302,545,132	$305,233,497
2018	$342,791,651	$307,634,576	$304,661,907	$307,369,082
2018	$344,077,441	$307,256,203	$304,768,743	$307,476,867
2018	$345,088,090	$307,329,276	$304,472,778	$307,178,272
2018	$346,384,926	$309,306,794	$306,379,656	$309,102,094
2018	$346,384,926	$307,315,002	$304,555,963	$307,262,196
2018	$347,941,129	$304,886,472	$302,689,713	$305,379,363
2018	$348,719,231	$306,706,513	$305,341,567	$308,054,781
2018	$350,674,079	$312,341,115	$310,782,706	$313,544,269
2019	$350,942,486	$315,658,006	$313,278,089	$316,061,825
2019	$351,747,708	$315,475,095	$313,114,887	$315,897,173
2019	$354,163,373	$321,532,823	$317,689,633	$320,512,570
2019	$355,102,799	$321,615,135	$317,576,413	$320,398,344
2019	$358,457,889	$327,324,306	$321,820,216	$324,679,857
2019	$359,128,908	$331,434,901	$324,180,132	$327,060,742
2019	$360,833,790	$332,163,922	$325,423,742	$328,315,403
2019	$362,596,601	$340,770,851	$328,666,114	$331,586,587
2019	$363,545,807	$338,955,929	$328,715,495	$331,636,406
2019	$364,495,012	$339,976,896	$329,866,777	$332,797,918
2019	$364,630,613	$339,803,796	$330,017,865	$332,950,349
2019	$364,118,291	$339,566,955	$330,801,694	$333,741,143
2020	$367,664,437	$346,101,766	$333,545,333	$336,509,161
2020	$370,926,892	$352,331,099	$337,204,654	$340,200,998
2020	$349,366,323	$350,257,697	$339,567,951	$342,585,295
2020	$354,330,928	$356,483,934	$341,904,268	$344,942,372
2020	$360,146,607	$358,143,688	$342,602,151	$345,646,457
2020	$365,253,058	$360,399,703	$342,772,450	$345,818,269
2020	$367,771,147	$365,782,997	$343,660,381	$346,714,090
2020	$371,212,281	$362,830,452	$343,830,499	$346,885,720
2020	$374,653,414	$362,631,550	$343,589,249	$346,642,326
2020	$374,796,795	$361,012,320	$343,344,910	$346,395,816
2020	$375,083,556	$364,554,660	$343,769,726	$346,824,407
2020	$376,258,558	$365,057,007	$344,642,693	$347,705,131
2021	$379,657,595	$362,439,591	$344,883,581	$347,948,159
2021	$381,874,357	$357,205,782	$342,465,211	$345,508,300
2021	$381,726,573	$352,745,478	$340,573,850	$343,600,132
2021	$382,465,494	$355,532,131	$342,535,710	$345,579,425
2021	$383,352,199	$356,693,706	$342,170,820	$345,211,293
2021	$384,238,905	$359,199,825	$342,088,565	$345,128,307
2021	$385,432,131	$363,216,070	$344,285,867	$347,345,134
2021	$385,877,374	$362,524,518	$343,724,599	$346,778,878
2021	$386,322,617	$359,385,825	$342,392,128	$345,434,568
2021	$386,322,617	$359,286,715	$341,689,736	$344,725,934
2021	$387,213,103	$360,349,691	$341,371,750	$344,405,122
2021	$386,900,948	$359,427,638	$341,047,665	$344,078,158
2022	$387,202,743	$351,684,083	$335,996,778	$338,982,390
2022	$385,693,769	$347,760,604	$332,706,872	$335,663,250
2022	$382,826,718	$338,099,178	$324,018,573	$326,897,748
2022	$381,317,744	$325,268,977	$312,994,823	$315,776,042
2022	$380,110,565	$327,366,203	$316,243,436	$319,053,522
2022	$378,752,488	$322,230,460	$311,390,939	$314,157,907
2022	$380,837,707	$330,104,046	$321,022,173	$323,874,722
2022	$379,448,915	$320,776,429	$310,326,629	$313,084,140
2022	$374,510,987	$306,916,827	$295,185,904	$297,808,876
2022	$371,733,402	$302,941,532	$290,970,123	$293,555,635
2022	$376,208,400	$314,082,416	$302,436,031	$305,123,427
2022	$378,837,317	$312,665,651	$301,242,166	$303,918,953
2023	$384,247,005	$322,284,516	$310,959,357	$313,722,490
2023	$383,451,463	$313,951,722	$302,975,453	$305,667,643
2023	$385,678,982	$321,926,877	$308,691,448	$311,434,429
2023	$389,815,803	$323,877,980	$310,350,834	$313,108,559
2023	$391,088,671	$320,351,379	$308,119,283	$310,857,180
2023	$390,611,345	$319,208,805	$306,733,630	$309,459,214
2023	$392,700,627	$318,986,298	$306,583,117	$309,307,363
2023	$394,631,151	$316,948,830	$304,253,920	$306,957,469
2023	$393,987,643	$308,894,609	$295,057,750	$297,679,584
2023	$393,826,766	$304,019,892	$289,264,069	$291,834,421
2023	$399,457,459	$317,787,822	$303,793,139	$306,492,594
2023	$405,640,910	$329,952,422	$316,538,244	$319,350,950
2024	$409,134,258	$329,046,323	$315,335,470	$318,137,489
2024	$408,594,629	$324,397,478	$310,430,671	$313,189,106
2024	$411,214,742	$327,392,937	$313,660,218	$316,447,350
2024	$409,579,791	$319,123,482	$304,525,044	$307,231,003
2024	$413,637,872	$324,533,666	$310,470,202	$313,228,988
2024	$417,266,244	$327,606,119	$314,033,961	$316,824,415
2024	$422,061,950	$335,258,021	$322,140,930	$325,003,421
2024	$426,125,928	$340,075,638	$327,234,328	$330,142,078
2024	$429,559,435	$344,629,029	$331,125,858	$334,068,187
2024	$427,509,225	$336,082,626	$322,048,863	$324,910,535
2024	$430,170,775	$339,635,952	$326,233,173	$329,132,027
2024	$430,431,754	$334,077,609	$321,146,634	$324,000,289
2025	$432,816,506	$335,849,952	$322,813,861	$325,682,331
2025	$437,468,523	$343,239,250	$330,782,815	$333,722,095
2025	$439,522,337	$343,368,415	$330,789,734	$333,729,077
2025	$441,830,009	$344,717,874	$331,864,988	$334,813,884
2025	$442,712,582	$342,249,666	$329,009,397	$331,932,920
2025	$445,607,591	$347,512,222	$334,703,093	$337,677,209
2025	$446,309,163	$346,595,593	$333,432,368	$336,395,192
2025	$450,129,951	$350,741,026	$338,737,602	$341,747,567
2025	$452,318,876	$354,567,186	$342,662,175	$345,707,014
2025	$454,847,792	$356,782,407	$345,518,072	$348,588,288
2025	$457,679,442	$358,999,497	$347,688,368	$350,777,868
2025	$458,289,557	$358,468,351	$348,422,120	$351,518,141
2026	$459,445,586	$358,851,074	$349,828,727	$352,937,246
2026	$463,208,449	$364,727,730	$355,547,623	$358,706,959

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	5.88%	3.94%	4.44%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Securitized Index	7.49%	0.75%	1.71%
Bloomberg U.S. Securitized + Index*	7.49%	0.75%	1.80%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

*The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized thereafter.

The gross expense ratio of 0.52% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class R6 (GAAAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class R6 shares of GMO Opportunistic Income Fund returned +5.81% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,066	$10,026
2021	$10,027	$10,137	$10,024
2021	$10,056	$10,250	$10,088
2021	$10,068	$10,231	$10,072
2021	$10,080	$10,142	$10,033
2021	$10,080	$10,139	$10,012
2021	$10,103	$10,169	$10,003
2021	$10,094	$10,143	$9,993
2022	$10,102	$9,925	$9,845
2022	$10,062	$9,814	$9,749
2022	$9,983	$9,541	$9,494
2022	$9,944	$9,179	$9,171
2022	$9,912	$9,239	$9,267
2022	$9,877	$9,094	$9,124
2022	$9,928	$9,316	$9,407
2022	$9,892	$9,053	$9,093
2022	$9,762	$8,661	$8,650
2022	$9,690	$8,549	$8,526
2022	$9,807	$8,864	$8,862
2022	$9,874	$8,824	$8,827
2023	$10,015	$9,095	$9,112
2023	$9,994	$8,860	$8,878
2023	$10,052	$9,085	$9,045
2023	$10,156	$9,140	$9,094
2023	$10,190	$9,041	$9,029
2023	$10,177	$9,008	$8,988
2023	$10,229	$9,002	$8,984
2023	$10,280	$8,945	$8,915
2023	$10,258	$8,717	$8,646
2023	$10,254	$8,580	$8,476
2023	$10,406	$8,968	$8,902
2023	$10,566	$9,312	$9,275
2024	$10,652	$9,286	$9,240
2024	$10,637	$9,155	$9,096
2024	$10,705	$9,239	$9,191
2024	$10,661	$9,006	$8,923
2024	$10,766	$9,159	$9,097
2024	$10,860	$9,245	$9,202
2024	$10,985	$9,461	$9,439
2024	$11,090	$9,597	$9,589
2024	$11,179	$9,726	$9,703
2024	$11,125	$9,485	$9,437
2024	$11,194	$9,585	$9,559
2024	$11,195	$9,428	$9,410
2025	$11,261	$9,478	$9,459
2025	$11,378	$9,687	$9,693
2025	$11,435	$9,690	$9,693
2025	$11,494	$9,728	$9,724
2025	$11,511	$9,659	$9,641
2025	$11,586	$9,807	$9,808
2025	$11,603	$9,781	$9,770
2025	$11,702	$9,898	$9,926
2025	$11,758	$10,006	$10,041
2025	$11,823	$10,069	$10,124
2025	$11,896	$10,131	$10,188
2025	$11,911	$10,116	$10,210
2026	$11,941	$10,127	$10,251
2026	$12,039	$10,293	$10,418

Average Annual Total Returns

Table Summary
AATR	1 Year	Since 5/19/2021 (commencement of operations)
Class R6	5.81%	3.96%
Bloomberg U.S. Aggregate Index	6.26%	0.61%
Bloomberg U.S. Securitized Index	7.49%	0.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

The gross expense ratio of 0.61% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Opportunistic Income Fund

Class I (GMOLX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class I shares of GMO Opportunistic Income Fund returned +5.66% (net) for the fiscal year ended February 28, 2026, as compared with +7.49% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Residential Mortgage-Backed Securities (RMBS), Student Loan, and Commercial Mortgage-Backed Securities (CMBS) sectors, which contributed positively. The portfolio's Small Balance Commercials and Collateralized Loan Obligations (CLO) also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2019	$10,000	$10,000	$10,000
2019	$10,015	$10,072	$10,035
2019	$10,001	$10,065	$10,059
2020	$10,094	$10,259	$10,142
2020	$10,180	$10,444	$10,253
2020	$9,587	$10,382	$10,325
2020	$9,724	$10,567	$10,396
2020	$9,880	$10,616	$10,417
2020	$10,020	$10,683	$10,423
2020	$10,084	$10,842	$10,450
2020	$10,175	$10,755	$10,455
2020	$10,269	$10,749	$10,447
2020	$10,273	$10,701	$10,440
2020	$10,277	$10,806	$10,453
2020	$10,310	$10,821	$10,480
2021	$10,403	$10,743	$10,487
2021	$10,464	$10,588	$10,413
2021	$10,456	$10,456	$10,356
2021	$10,476	$10,539	$10,415
2021	$10,497	$10,573	$10,404
2021	$10,517	$10,647	$10,402
2021	$10,551	$10,766	$10,469
2021	$10,559	$10,746	$10,452
2021	$10,571	$10,653	$10,411
2021	$10,571	$10,650	$10,390
2021	$10,591	$10,681	$10,380
2021	$10,582	$10,654	$10,370
2022	$10,590	$10,425	$10,217
2022	$10,545	$10,308	$10,117
2022	$10,466	$10,022	$9,852
2022	$10,421	$9,642	$9,517
2022	$10,388	$9,704	$9,616
2022	$10,351	$9,551	$9,468
2022	$10,404	$9,785	$9,761
2022	$10,366	$9,508	$9,436
2022	$10,226	$9,098	$8,976
2022	$10,155	$8,980	$8,848
2022	$10,273	$9,310	$9,196
2022	$10,341	$9,268	$9,160
2023	$10,489	$9,553	$9,455
2023	$10,468	$9,306	$9,213
2023	$10,524	$9,542	$9,386
2023	$10,633	$9,600	$9,437
2023	$10,668	$9,496	$9,369
2023	$10,655	$9,462	$9,327
2023	$10,706	$9,455	$9,322
2023	$10,759	$9,395	$9,251
2023	$10,737	$9,156	$8,972
2023	$10,733	$9,012	$8,796
2023	$10,887	$9,420	$9,237
2023	$11,058	$9,780	$9,625
2024	$11,147	$9,753	$9,588
2024	$11,130	$9,616	$9,439
2024	$11,201	$9,704	$9,537
2024	$11,154	$9,459	$9,260
2024	$11,263	$9,620	$9,440
2024	$11,360	$9,711	$9,549
2024	$11,484	$9,938	$9,795
2024	$11,598	$10,080	$9,950
2024	$11,690	$10,215	$10,069
2024	$11,631	$9,962	$9,793
2024	$11,702	$10,067	$9,920
2024	$11,702	$9,903	$9,765
2025	$11,770	$9,955	$9,816
2025	$11,892	$10,174	$10,058
2025	$11,949	$10,178	$10,058
2025	$12,010	$10,218	$10,091
2025	$12,026	$10,145	$10,004
2025	$12,108	$10,301	$10,177
2025	$12,125	$10,274	$10,139
2025	$12,226	$10,397	$10,300
2025	$12,278	$10,510	$10,419
2025	$12,350	$10,576	$10,506
2025	$12,420	$10,641	$10,572
2025	$12,434	$10,626	$10,594
2026	$12,462	$10,637	$10,637
2026	$12,564	$10,811	$10,811

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 11/5/2019 (commencement of operations)
Class I	5.66%	3.73%	3.68%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.24%
Bloomberg U.S. Securitized Index	7.49%	0.75%	1.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

The gross expense ratio of 0.73% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.70% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,258,948,597
Number of Portfolio Holdings	330
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$5,208,413
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 274%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	92.6
Short-Term Investments	7.2
Swap Contracts	1.1
Investment Funds	0.9
Futures Contracts	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Written Options	(0.0)
Securities Sold Short	(2.4)
Other	0.6

Industry Group SummaryFootnote Reference*

% of Investments

Table Summary
Commercial Mortgage-Backed Securities	24.6
Student Loans - Private	14.7
U.S. Government	14.7
Collateralized Loan Obligations	12.2
Residential Mortgage-Backed Securities - Other	11.1
Small Balance Commercial Mortgages	5.0
Student Loans - Federal Family Education Loan Program	4.5
Residential Mortgage-Backed Securities - Alt-A	3.6
U.S. Government Agency	3.1
Residential Mortgage-Backed Securities - Prime	2.8
Residential Mortgage-Backed Securities - Subprime	2.1
Auto Retail Subprime	1.8
Credit Cards	1.2
Other (each less than 1%)	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO U.S. Treasury Fund

Class VI (GUSTX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$9	0.09%

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

Class VI shares of GMO U.S. Treasury Fund returned +4.08% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

Security selection in Repurchase Agreements collateralized by U.S. Treasury securities drove performance during the year, followed by gains from U.S. Treasury Bills/Notes, Floating Rate U.S. Treasury Notes, and U.S. Treasury Inflation Protected Securities (TIPS).

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class VI	FTSE 3-Month Treasury Bill Index	Bloomberg U.S. Aggregate Index
2016	$10,000	$10,000	$10,000
2016	$10,007	$10,002	$10,092
2016	$10,011	$10,005	$10,130
2016	$10,011	$10,007	$10,133
2016	$10,018	$10,009	$10,315
2016	$10,022	$10,011	$10,380
2016	$10,026	$10,013	$10,369
2016	$10,030	$10,016	$10,362
2016	$10,034	$10,018	$10,283
2016	$10,038	$10,021	$10,040
2016	$10,044	$10,024	$10,054
2017	$10,049	$10,028	$10,074
2017	$10,054	$10,032	$10,142
2017	$10,056	$10,036	$10,136
2017	$10,062	$10,041	$10,214
2017	$10,064	$10,047	$10,293
2017	$10,077	$10,054	$10,283
2017	$10,085	$10,063	$10,327
2017	$10,094	$10,071	$10,420
2017	$10,103	$10,080	$10,370
2017	$10,113	$10,089	$10,376
2017	$10,119	$10,098	$10,363
2017	$10,130	$10,108	$10,410
2018	$10,142	$10,119	$10,290
2018	$10,150	$10,130	$10,193
2018	$10,165	$10,143	$10,258
2018	$10,184	$10,157	$10,182
2018	$10,200	$10,172	$10,254
2018	$10,216	$10,188	$10,242
2018	$10,232	$10,204	$10,244
2018	$10,252	$10,222	$10,310
2018	$10,264	$10,239	$10,244
2018	$10,283	$10,257	$10,163
2018	$10,310	$10,276	$10,224
2018	$10,328	$10,297	$10,411
2019	$10,349	$10,318	$10,522
2019	$10,369	$10,337	$10,516
2019	$10,391	$10,358	$10,718
2019	$10,413	$10,379	$10,721
2019	$10,436	$10,401	$10,911
2019	$10,455	$10,422	$11,048
2019	$10,475	$10,442	$11,072
2019	$10,494	$10,462	$11,359
2019	$10,510	$10,480	$11,299
2019	$10,547	$10,498	$11,333
2019	$10,540	$10,514	$11,327
2019	$10,554	$10,529	$11,319
2020	$10,591	$10,543	$11,537
2020	$10,625	$10,556	$11,744
2020	$10,653	$10,569	$11,675
2020	$10,677	$10,578	$11,883
2020	$10,679	$10,583	$11,938
2020	$10,681	$10,584	$12,013
2020	$10,683	$10,585	$12,193
2020	$10,684	$10,586	$12,094
2020	$10,686	$10,587	$12,088
2020	$10,687	$10,588	$12,034
2020	$10,688	$10,589	$12,152
2020	$10,690	$10,590	$12,169
2021	$10,691	$10,590	$12,081
2021	$10,692	$10,591	$11,907
2021	$10,692	$10,592	$11,758
2021	$10,693	$10,592	$11,851
2021	$10,694	$10,592	$11,890
2021	$10,694	$10,592	$11,973
2021	$10,700	$10,593	$12,107
2021	$10,701	$10,593	$12,084
2021	$10,702	$10,593	$11,980
2021	$10,682	$10,594	$11,976
2021	$10,683	$10,594	$12,012
2021	$10,690	$10,595	$11,981
2022	$10,671	$10,595	$11,723
2022	$10,653	$10,596	$11,592
2022	$10,657	$10,598	$11,270
2022	$10,643	$10,601	$10,842
2022	$10,652	$10,606	$10,912
2022	$10,644	$10,613	$10,741
2022	$10,661	$10,624	$11,003
2022	$10,682	$10,640	$10,693
2022	$10,684	$10,660	$10,231
2022	$10,708	$10,687	$10,098
2022	$10,739	$10,718	$10,469
2022	$10,775	$10,754	$10,422
2023	$10,830	$10,793	$10,743
2023	$10,865	$10,831	$10,465
2023	$10,909	$10,874	$10,731
2023	$10,973	$10,918	$10,796
2023	$11,021	$10,964	$10,678
2023	$11,071	$11,010	$10,640
2023	$11,117	$11,061	$10,633
2023	$11,169	$11,112	$10,565
2023	$11,221	$11,162	$10,296
2023	$11,272	$11,215	$10,134
2023	$11,322	$11,266	$10,593
2023	$11,375	$11,319	$10,998
2024	$11,421	$11,372	$10,968
2024	$11,467	$11,421	$10,813
2024	$11,523	$11,472	$10,913
2024	$11,579	$11,526	$10,637
2024	$11,638	$11,579	$10,818
2024	$11,663	$11,631	$10,920
2024	$11,737	$11,686	$11,175
2024	$11,789	$11,739	$11,336
2024	$11,832	$11,791	$11,488
2024	$11,875	$11,842	$11,203
2024	$11,920	$11,889	$11,321
2024	$11,963	$11,936	$11,136
2025	$12,028	$11,982	$11,195
2025	$12,066	$12,022	$11,441
2025	$12,112	$12,067	$11,446
2025	$12,156	$12,110	$11,491
2025	$12,201	$12,155	$11,408
2025	$12,243	$12,199	$11,584
2025	$12,287	$12,244	$11,553
2025	$12,333	$12,290	$11,691
2025	$12,372	$12,334	$11,819
2025	$12,417	$12,378	$11,893
2025	$12,454	$12,419	$11,967
2025	$12,494	$12,460	$11,949
2026	$12,525	$12,501	$11,962
2026	$12,558	$12,537	$12,158

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class VI	4.08%	3.27%	2.30%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.29%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.13% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.09% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$355,645,871
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$326,680

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Short-Term Investments	99.9
Other	0.1

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class VI (GAAVX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$298	2.74%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned +17.31% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

The Fund had an excellent year as many of the underlying strategies enjoyed very strong returns, while crucially, none of the underlying strategies suffered from a particularly challenging year. The initiative undertaken towards the end of the last fiscal year to increase the overall level of exposures in the Fund, while also broadening the exposures to include more alpha sources, proved to be a considerable success for this fiscal year. The long-term aim of the changes is to improve both the level and consistency of returns.

Equity Dislocation, which is broadly 100% long cheap global value and 100% short expensive global growth, was the largest contributor to returns, which was an excellent result in an environment where MSCI ACWI Value only beat MSCI ACWI Growth by a modest 3%. Following a very solid year last year, Event-Driven had a strong return again, and was the second largest contributor. A long position in Emerging Market currencies versus the U.S. dollar, one of the new positions introduced to the Fund, was the third largest contributor.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $300,000,000 Investment

Table Summary
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$298,200,000	$305,246,555	$300,598,345
2019	$301,350,000	$309,079,894	$301,204,925
2019	$300,450,000	$309,759,744	$301,806,912
2019	$301,200,000	$317,786,142	$302,380,365
2019	$303,450,000	$316,093,635	$302,899,164
2019	$303,300,000	$317,045,739	$303,412,070
2019	$304,500,000	$316,884,314	$303,863,873
2019	$308,293,832	$316,663,448	$304,296,561
2020	$300,751,946	$322,757,491	$304,706,561
2020	$299,366,702	$328,566,661	$305,091,369
2020	$286,745,586	$326,633,109	$305,476,733
2020	$291,824,816	$332,439,391	$305,727,224
2020	$293,363,976	$333,987,196	$305,858,942
2020	$292,748,312	$336,091,044	$305,889,192
2020	$298,454,054	$341,111,239	$305,923,989
2020	$299,071,014	$338,357,841	$305,957,858
2020	$298,762,534	$338,172,355	$305,987,598
2020	$300,304,932	$336,662,341	$306,013,904
2020	$305,086,367	$339,965,754	$306,038,958
2020	$307,448,957	$340,434,217	$306,062,620
2021	$306,187,628	$337,993,343	$306,084,937
2021	$299,407,984	$333,112,550	$306,102,242
2021	$300,511,647	$328,953,091	$306,117,831
2021	$304,453,301	$331,551,786	$306,128,178
2021	$310,917,612	$332,635,014	$306,134,982
2021	$304,137,968	$334,972,097	$306,140,055
2021	$295,111,950	$338,717,449	$306,146,736
2021	$295,111,950	$338,072,542	$306,156,108
2021	$294,297,174	$335,145,552	$306,167,753
2021	$285,334,635	$335,053,127	$306,178,888
2021	$283,379,172	$336,044,406	$306,190,534
2021	$291,693,379	$335,184,544	$306,203,432
2022	$303,006,951	$327,963,285	$306,217,722
2022	$296,448,359	$324,304,442	$306,240,641
2022	$290,873,555	$315,294,672	$306,289,264
2022	$293,333,028	$303,329,857	$306,376,071
2022	$298,251,972	$305,285,626	$306,523,934
2022	$288,086,154	$300,496,285	$306,730,814
2022	$291,175,636	$307,838,804	$307,048,950
2022	$292,168,844	$299,140,327	$307,505,532
2022	$288,527,080	$286,215,544	$308,107,890
2022	$290,347,962	$282,508,379	$308,871,102
2022	$298,459,165	$292,897,820	$309,756,382
2022	$302,266,465	$291,576,614	$310,801,727
2023	$305,577,160	$300,546,695	$311,948,819
2023	$306,073,764	$292,775,941	$313,037,034
2023	$302,597,534	$300,213,179	$314,288,517
2023	$304,252,882	$302,032,681	$315,539,396
2023	$296,307,213	$298,743,946	$316,874,901
2023	$304,252,882	$297,678,438	$318,224,140
2023	$309,549,994	$297,470,939	$319,673,826
2023	$310,874,272	$295,570,896	$321,160,164
2023	$318,157,801	$288,059,926	$322,610,221
2023	$314,516,037	$283,514,005	$324,130,103
2023	$314,350,502	$296,353,299	$325,611,988
2023	$320,579,852	$307,697,407	$327,143,933
2024	$322,147,053	$306,852,424	$328,672,074
2024	$320,405,718	$302,517,140	$330,099,490
2024	$321,798,786	$305,310,557	$331,556,337
2024	$318,664,383	$297,598,870	$333,118,099
2024	$324,236,656	$302,644,142	$334,666,283
2024	$323,191,855	$305,509,361	$336,172,572
2024	$325,951,453	$312,645,148	$337,735,881
2024	$321,925,200	$317,137,821	$339,293,669
2024	$318,774,219	$321,384,089	$340,780,796
2024	$314,047,748	$313,414,134	$342,251,638
2024	$308,621,059	$316,727,791	$343,612,197
2024	$312,357,099	$311,544,354	$344,963,245
2025	$312,177,169	$313,197,153	$346,290,678
2025	$319,014,479	$320,088,050	$347,470,432
2025	$328,370,798	$320,208,502	$348,762,743
2025	$318,834,550	$321,466,942	$350,014,689
2025	$318,834,550	$319,165,212	$351,312,985
2025	$322,433,134	$324,072,813	$352,577,969
2025	$325,688,105	$323,218,011	$353,889,488
2025	$333,322,875	$327,083,837	$355,211,074
2025	$334,998,800	$330,651,926	$356,474,759
2025	$337,233,366	$332,717,732	$357,749,439
2025	$353,433,975	$334,785,282	$358,935,179
2025	$359,708,127	$334,289,961	$360,128,156
2026	$365,205,850	$334,646,869	$361,292,785
2026	$374,237,822	$340,127,150	$362,333,259

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 5/1/2019 (commencement of operations)
Class VI	17.31%	4.56%	3.29%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.85%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.80%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.70% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 2.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$813,099,957
Number of Portfolio Holdings	1,503
Portfolio Turnover Rate	789%Footnote Reference*
Total Advisory Fees Paid, Net	$5,230,184
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	135.4
Debt Obligations	25.6
Short-Term Investments	18.2
Swap Contracts	2.5
Investment Funds	1.6
Preferred Stocks	0.6
Forward Currency Contracts	0.3
Rights/Warrants	0.1
Purchased Options	0.0
Futures Contracts	(0.8)
Written Options	(0.8)
Securities Sold Short	(86.4)
Other	3.7

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	5.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.7
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	2.8
Warner Bros Discovery, Inc.	1.9
Hologic, Inc.	1.8
New Gold, Inc.	1.5
Northwestern Energy Group, Inc.	1.5
TXNM Energy, Inc.	1.4
JDE Peet's NV	1.3
Chart Industries, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Alternative Allocation Fund

Class I (GAAGX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Alternative SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the amounts presented for GMO Alternative Allocation Fund are consolidated with its subsidiary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$328	3.02%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.91%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class I shares of GMO Alternative Allocation Fund returned +16.93% (net) for the fiscal year ended February 28, 2026, as compared with +4.28% for the FTSE 3-Month Treasury Bill Index.

The Fund had an excellent year as many of the underlying strategies enjoyed very strong returns, while crucially, none of the underlying strategies suffered from a particularly challenging year. The initiative undertaken towards the end of the last fiscal year to increase the overall level of exposures in the Fund, while also broadening the exposures to include more alpha sources, proved to be a considerable success for this fiscal year. The long-term aim of the changes is to improve both the level and consistency of returns.

Equity Dislocation, which is broadly 100% long cheap global value and 100% short expensive global growth, was the largest contributor to returns, which was an excellent result in an environment where MSCI ACWI Value only beat MSCI ACWI Growth by a modest 3%. Following a very solid year last year, Event-Driven had a strong return again, and was the second largest contributor. A long position in Emerging Market currencies versus the U.S. dollar, one of the new positions introduced to the Fund, was the third largest contributor.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$10,000	$10,000	$10,000
2019	$10,025	$9,922	$10,015
2019	$10,015	$9,951	$10,032
2019	$10,055	$9,946	$10,047
2019	$10,175	$9,939	$10,062
2020	$9,926	$10,131	$10,075
2020	$9,880	$10,313	$10,088
2020	$9,463	$10,252	$10,101
2020	$9,626	$10,435	$10,109
2020	$9,672	$10,483	$10,113
2020	$9,651	$10,549	$10,114
2020	$9,839	$10,707	$10,115
2020	$9,854	$10,620	$10,117
2020	$9,844	$10,615	$10,118
2020	$9,890	$10,567	$10,118
2020	$10,048	$10,671	$10,119
2020	$10,126	$10,686	$10,120
2021	$10,079	$10,609	$10,121
2021	$9,851	$10,456	$10,121
2021	$9,892	$10,325	$10,122
2021	$10,012	$10,407	$10,122
2021	$10,225	$10,441	$10,122
2021	$10,001	$10,514	$10,123
2021	$9,704	$10,632	$10,123
2021	$9,699	$10,611	$10,123
2021	$9,672	$10,520	$10,124
2021	$9,376	$10,517	$10,124
2021	$9,307	$10,548	$10,124
2021	$9,581	$10,521	$10,125
2022	$9,953	$10,294	$10,125
2022	$9,732	$10,179	$10,126
2022	$9,548	$9,896	$10,128
2022	$9,624	$9,521	$10,130
2022	$9,786	$9,582	$10,135
2022	$9,451	$9,432	$10,142
2022	$9,547	$9,662	$10,153
2022	$9,580	$9,389	$10,168
2022	$9,455	$8,984	$10,188
2022	$9,515	$8,867	$10,213
2022	$9,782	$9,193	$10,242
2022	$9,902	$9,152	$10,277
2023	$10,006	$9,434	$10,315
2023	$10,022	$9,190	$10,351
2023	$9,907	$9,423	$10,392
2023	$9,957	$9,480	$10,433
2023	$9,695	$9,377	$10,478
2023	$9,951	$9,344	$10,522
2023	$10,126	$9,337	$10,570
2023	$10,169	$9,277	$10,619
2023	$10,404	$9,042	$10,667
2023	$10,284	$8,899	$10,717
2023	$10,273	$9,302	$10,766
2023	$10,473	$9,658	$10,817
2024	$10,524	$9,631	$10,868
2024	$10,461	$9,495	$10,915
2024	$10,507	$9,583	$10,963
2024	$10,398	$9,341	$11,015
2024	$10,581	$9,499	$11,066
2024	$10,541	$9,589	$11,116
2024	$10,627	$9,813	$11,167
2024	$10,495	$9,954	$11,219
2024	$10,391	$10,088	$11,268
2024	$10,236	$9,837	$11,317
2024	$10,058	$9,941	$11,362
2024	$10,177	$9,779	$11,406
2025	$10,165	$9,831	$11,450
2025	$10,389	$10,047	$11,489
2025	$10,690	$10,051	$11,532
2025	$10,378	$10,090	$11,573
2025	$10,372	$10,018	$11,616
2025	$10,490	$10,172	$11,658
2025	$10,590	$10,145	$11,701
2025	$10,840	$10,266	$11,745
2025	$10,889	$10,378	$11,787
2025	$10,962	$10,443	$11,829
2025	$11,481	$10,508	$11,868
2025	$11,686	$10,493	$11,908
2026	$11,859	$10,504	$11,946
2026	$12,148	$10,676	$11,981

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 9/4/2019 (commencement of operations)
Class I	16.93%	4.28%	3.05%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.01%
FTSE 3-Month Treasury Bill Index	4.28%	3.43%	2.83%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.59% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 2.29% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$813,099,957
Number of Portfolio Holdings	1,503
Portfolio Turnover Rate	789%Footnote Reference*
Total Advisory Fees Paid, Net	$5,230,184
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 764%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	135.4
Debt Obligations	25.6
Short-Term Investments	18.2
Swap Contracts	2.5
Investment Funds	1.6
Preferred Stocks	0.6
Forward Currency Contracts	0.3
Rights/Warrants	0.1
Purchased Options	0.0
Futures Contracts	(0.8)
Written Options	(0.8)
Securities Sold Short	(86.4)
Other	3.7

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	5.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.7
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	2.8
Warner Bros Discovery, Inc.	1.9
Hologic, Inc.	1.8
New Gold, Inc.	1.5
Northwestern Energy Group, Inc.	1.5
TXNM Energy, Inc.	1.4
JDE Peet's NV	1.3
Chart Industries, Inc.	1.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class III (GBMFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$76Footnote Reference1	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +30.55% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,426	$10,679	$10,009	$10,092	$10,144
2016	$10,529	$10,848	$10,050	$10,130	$10,171
2016	$10,465	$10,908	$10,072	$10,133	$10,112
2016	$10,516	$10,786	$10,093	$10,315	$10,278
2016	$10,748	$11,242	$10,089	$10,380	$10,311
2016	$10,803	$11,251	$10,109	$10,369	$10,258
2016	$10,888	$11,311	$10,139	$10,362	$10,337
2016	$10,816	$11,092	$10,175	$10,283	$10,324
2016	$10,654	$11,252	$10,195	$10,040	$10,173
2016	$10,763	$11,521	$10,224	$10,054	$10,184
2017	$10,992	$11,799	$10,271	$10,074	$10,260
2017	$11,166	$12,126	$10,284	$10,142	$10,285
2017	$11,269	$12,255	$10,254	$10,136	$10,292
2017	$11,378	$12,437	$10,271	$10,214	$10,337
2017	$11,525	$12,700	$10,258	$10,293	$10,332
2017	$11,581	$12,749	$10,256	$10,283	$10,250
2017	$11,759	$13,054	$10,267	$10,327	$10,302
2017	$11,855	$13,072	$10,308	$10,420	$10,373
2017	$11,842	$13,366	$10,365	$10,370	$10,322
2017	$12,024	$13,618	$10,376	$10,376	$10,339
2017	$12,007	$13,913	$10,416	$10,363	$10,328
2017	$12,167	$14,102	$10,431	$10,410	$10,377
2018	$12,588	$14,846	$10,485	$10,290	$10,299
2018	$12,313	$14,231	$10,501	$10,193	$10,252
2018	$12,260	$13,912	$10,495	$10,258	$10,336
2018	$12,198	$14,081	$10,518	$10,182	$10,322
2018	$12,140	$14,169	$10,540	$10,254	$10,370
2018	$11,976	$14,162	$10,553	$10,242	$10,399
2018	$12,140	$14,605	$10,571	$10,244	$10,359
2018	$12,002	$14,785	$10,595	$10,310	$10,429
2018	$12,033	$14,868	$10,601	$10,244	$10,356
2018	$11,598	$13,776	$10,636	$10,163	$10,276
2018	$11,696	$13,933	$10,638	$10,224	$10,309
2018	$11,515	$12,873	$10,632	$10,411	$10,351
2019	$12,086	$13,875	$10,630	$10,522	$10,467
2019	$12,122	$14,292	$10,648	$10,516	$10,477
2019	$12,150	$14,480	$10,692	$10,718	$10,617
2019	$12,325	$14,993	$10,726	$10,721	$10,663
2019	$11,989	$14,128	$10,734	$10,911	$10,779
2019	$12,343	$15,059	$10,740	$11,048	$10,886
2019	$12,235	$15,134	$10,776	$11,072	$10,902
2019	$11,996	$14,824	$10,782	$11,359	$11,042
2019	$12,194	$15,139	$10,785	$11,299	$10,951
2019	$12,387	$15,525	$10,823	$11,333	$10,982
2019	$12,461	$15,957	$10,851	$11,327	$10,984
2019	$12,854	$16,435	$10,875	$11,319	$11,060
2020	$12,535	$16,335	$10,888	$11,537	$11,204
2020	$12,136	$14,954	$10,898	$11,744	$11,301
2020	$10,791	$12,975	$10,852	$11,675	$11,094
2020	$11,537	$14,393	$10,765	$11,883	$11,320
2020	$11,485	$15,088	$10,760	$11,938	$11,390
2020	$11,637	$15,487	$10,821	$12,013	$11,511
2020	$11,994	$16,228	$10,884	$12,193	$11,676
2020	$11,994	$17,312	$10,924	$12,094	$11,841
2020	$11,903	$16,715	$10,947	$12,088	$11,800
2020	$11,903	$16,202	$10,952	$12,034	$11,751
2020	$12,300	$18,274	$10,972	$12,152	$11,841
2020	$12,534	$19,049	$11,013	$12,169	$11,988
2021	$12,628	$18,859	$11,032	$12,081	$12,063
2021	$12,815	$19,343	$11,071	$11,907	$11,976
2021	$13,161	$19,986	$11,139	$11,758	$11,995
2021	$13,180	$20,916	$11,225	$11,851	$12,148
2021	$13,516	$21,243	$11,298	$11,890	$12,261
2021	$13,235	$21,534	$11,400	$11,973	$12,271
2021	$12,983	$21,920	$11,454	$12,107	$12,554
2021	$13,022	$22,465	$11,485	$12,084	$12,530
2021	$12,968	$21,533	$11,533	$11,980	$12,478
2021	$12,776	$22,752	$11,641	$11,976	$12,579
2021	$12,514	$22,254	$11,732	$12,012	$12,609
2021	$12,905	$23,205	$11,787	$11,981	$12,670
2022	$13,254	$21,977	$11,861	$11,723	$12,516
2022	$12,926	$21,421	$11,955	$11,592	$12,638
2022	$12,648	$22,009	$12,103	$11,270	$12,449
2022	$12,592	$20,181	$12,144	$10,842	$12,333
2022	$12,830	$20,196	$12,262	$10,912	$12,327
2022	$12,167	$18,446	$12,424	$10,741	$12,023
2022	$12,283	$19,911	$12,422	$11,003	$12,456
2022	$12,187	$19,079	$12,436	$10,693	$12,159
2022	$11,692	$17,305	$12,484	$10,231	$11,549
2022	$11,914	$18,548	$12,539	$10,098	$11,676
2022	$12,688	$19,837	$12,551	$10,469	$11,819
2022	$12,614	$18,995	$12,541	$10,422	$11,739
2023	$13,167	$20,339	$12,643	$10,743	$11,897
2023	$12,990	$19,850	$12,690	$10,465	$11,755
2023	$12,943	$20,463	$12,697	$10,731	$12,085
2023	$13,126	$20,822	$12,743	$10,796	$12,108
2023	$12,740	$20,614	$12,759	$10,678	$11,971
2023	$13,235	$21,861	$12,782	$10,640	$11,913
2023	$13,671	$22,595	$12,803	$10,633	$11,967
2023	$13,462	$22,056	$12,884	$10,565	$11,914
2023	$13,473	$21,104	$12,935	$10,296	$11,793
2023	$13,153	$20,492	$12,941	$10,134	$11,779
2023	$13,692	$22,413	$12,954	$10,593	$12,003
2023	$14,305	$23,513	$12,993	$10,998	$12,252
2024	$14,272	$23,796	$13,028	$10,968	$12,297
2024	$14,349	$24,804	$13,086	$10,813	$12,186
2024	$14,741	$25,594	$13,135	$10,913	$12,284
2024	$14,570	$24,651	$13,176	$10,637	$12,158
2024	$15,016	$25,751	$13,177	$10,818	$12,327
2024	$14,801	$26,275	$13,170	$10,920	$12,421
2024	$15,193	$26,738	$13,190	$11,175	$12,606
2024	$15,282	$27,445	$13,215	$11,336	$12,693
2024	$15,342	$27,948	$13,238	$11,488	$12,856
2024	$14,823	$27,393	$13,271	$11,203	$12,686
2024	$14,806	$28,650	$13,312	$11,321	$12,743
2024	$14,915	$27,904	$13,365	$11,136	$12,631
2025	$15,124	$28,888	$13,424	$11,195	$12,783
2025	$15,385	$28,680	$13,452	$11,441	$13,004
2025	$15,617	$27,403	$13,446	$11,446	$13,137
2025	$15,629	$27,647	$13,475	$11,491	$13,216
2025	$15,867	$29,283	$13,486	$11,408	$13,163
2025	$16,273	$30,547	$13,525	$11,584	$13,272
2025	$16,375	$30,940	$13,552	$11,553	$13,308
2025	$17,037	$31,747	$13,603	$11,691	$13,535
2025	$17,258	$32,768	$13,646	$11,819	$13,533
2025	$17,479	$33,424	$13,646	$11,893	$13,554
2025	$17,967	$33,519	$13,674	$11,967	$13,600
2025	$18,327	$33,789	$13,716	$11,949	$13,575
2026	$19,106	$34,546	$13,739	$11,962	$13,637
2026	$20,085	$34,799	$13,776	$12,158	$13,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	30.55%	9.40%	7.22%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.28% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class IV (GBMBX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$71Footnote Reference1	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class IV shares of GMO Benchmark-Free Allocation Fund returned +30.62% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$125,000,000	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2016	$130,328,218	$133,482,384	$125,112,008	$126,146,875	$126,800,397
2016	$131,606,991	$135,594,538	$125,622,089	$126,631,079	$127,136,436
2016	$130,807,758	$136,356,121	$125,895,535	$126,663,560	$126,405,438
2016	$131,447,144	$134,828,194	$126,167,404	$128,939,431	$128,468,788
2016	$134,369,533	$140,524,475	$126,115,344	$129,754,611	$128,881,373
2016	$135,062,434	$140,641,265	$126,366,178	$129,606,234	$128,228,899
2016	$136,128,436	$141,388,341	$126,732,700	$129,530,302	$129,206,639
2016	$135,222,335	$138,652,067	$127,185,464	$128,539,537	$129,053,477
2016	$133,196,931	$140,645,748	$127,440,505	$125,499,100	$127,162,055
2016	$134,600,182	$144,011,174	$127,800,191	$125,676,101	$127,301,828
2017	$137,470,931	$147,486,905	$128,392,307	$125,922,696	$128,245,842
2017	$139,637,533	$151,578,698	$128,549,012	$126,769,025	$128,559,552
2017	$140,937,495	$153,193,300	$128,178,808	$126,702,546	$128,643,803
2017	$142,291,621	$155,461,614	$128,392,307	$127,680,314	$129,217,020
2017	$144,133,233	$158,750,325	$128,228,239	$128,663,087	$129,153,121
2017	$144,891,544	$159,361,117	$128,198,791	$128,533,593	$128,129,326
2017	$147,101,871	$163,175,016	$128,334,462	$129,086,695	$128,774,327
2017	$148,295,615	$163,404,795	$128,850,854	$130,244,572	$129,662,429
2017	$148,132,832	$167,072,290	$129,557,081	$129,624,233	$129,031,089
2017	$150,411,799	$170,229,701	$129,696,959	$129,699,326	$129,240,476
2017	$150,194,754	$173,918,159	$130,198,101	$129,532,844	$129,099,598
2017	$152,191,282	$176,270,139	$130,393,194	$130,127,341	$129,714,495
2018	$157,519,642	$185,577,239	$131,067,343	$128,628,683	$128,738,215
2018	$154,022,905	$177,889,241	$131,264,014	$127,409,353	$128,150,529
2018	$153,412,364	$173,900,987	$131,181,455	$128,226,428	$129,198,759
2018	$152,635,312	$176,011,489	$131,471,202	$127,272,748	$129,025,892
2018	$151,913,763	$177,114,453	$131,745,700	$128,181,074	$129,624,155
2018	$149,860,124	$177,029,968	$131,915,026	$128,023,418	$129,992,799
2018	$151,886,900	$182,559,241	$132,140,619	$128,053,865	$129,487,355
2018	$150,219,646	$184,818,018	$132,435,099	$128,877,831	$130,358,629
2018	$150,608,672	$185,847,110	$132,512,926	$128,047,918	$129,452,205
2018	$145,162,306	$172,200,749	$132,950,965	$127,036,030	$128,448,777
2018	$146,440,535	$174,156,934	$132,976,732	$127,794,381	$128,861,552
2018	$144,175,429	$160,914,391	$132,901,534	$130,142,131	$129,385,854
2019	$151,315,107	$173,434,462	$132,869,983	$131,524,169	$130,835,400
2019	$151,718,153	$178,649,607	$133,101,360	$131,447,956	$130,963,719
2019	$152,063,621	$180,996,075	$133,645,623	$133,972,009	$132,706,792
2019	$154,309,165	$187,414,071	$134,071,567	$134,006,306	$133,281,629
2019	$150,105,968	$176,600,118	$134,175,161	$136,385,127	$134,732,002
2019	$154,539,477	$188,237,165	$134,254,040	$138,097,875	$136,069,326
2019	$153,221,995	$189,169,569	$134,704,174	$138,401,634	$136,278,119
2019	$150,224,424	$185,300,193	$134,777,268	$141,987,854	$138,028,644
2019	$152,703,185	$189,243,561	$134,807,768	$141,231,637	$136,890,923
2019	$155,124,300	$194,059,333	$135,287,875	$141,657,040	$137,274,084
2019	$156,046,630	$199,463,917	$135,637,571	$141,584,915	$137,295,599
2019	$160,961,856	$205,439,505	$135,934,680	$141,486,231	$138,254,537
2020	$156,972,051	$204,189,065	$136,102,429	$144,209,069	$140,046,980
2020	$152,029,456	$186,929,934	$136,223,376	$146,804,625	$141,258,445
2020	$135,176,994	$162,191,115	$135,646,510	$145,940,707	$138,679,500
2020	$144,526,239	$179,909,562	$134,567,977	$148,534,973	$141,495,915
2020	$143,811,647	$188,600,663	$134,497,512	$149,226,537	$142,374,456
2020	$145,776,775	$193,589,348	$135,257,902	$150,166,543	$143,890,311
2020	$150,267,810	$202,850,925	$136,051,421	$152,409,582	$145,948,732
2020	$150,267,810	$216,404,282	$136,555,192	$151,179,355	$148,017,500
2020	$149,128,054	$208,938,522	$136,832,845	$151,096,479	$147,498,318
2020	$149,128,054	$202,529,329	$136,893,844	$150,421,800	$146,888,480
2020	$154,106,988	$228,425,037	$137,152,566	$151,897,775	$148,015,518
2020	$157,092,754	$238,109,507	$137,656,337	$152,107,086	$149,854,748
2021	$158,267,858	$235,743,015	$137,896,128	$151,016,496	$150,781,568
2021	$160,556,217	$241,783,780	$138,385,176	$148,835,742	$149,695,919
2021	$164,947,392	$249,828,437	$139,243,375	$146,977,283	$149,940,163
2021	$165,194,782	$261,455,481	$140,315,599	$148,138,388	$151,850,401
2021	$169,400,415	$265,541,149	$141,219,548	$148,622,377	$153,265,381
2021	$165,875,105	$269,174,950	$142,497,381	$149,666,594	$153,392,850
2021	$162,720,880	$273,996,636	$143,172,582	$151,340,029	$156,920,917
2021	$163,215,661	$280,815,962	$143,565,398	$151,051,882	$156,628,734
2021	$162,535,338	$269,156,334	$144,157,513	$149,744,094	$155,974,279
2021	$160,123,284	$284,401,485	$145,517,381	$149,702,798	$157,239,446
2021	$156,907,212	$278,169,406	$146,651,129	$150,145,705	$157,616,082
2021	$161,796,052	$290,058,419	$147,341,054	$149,761,516	$158,374,191
2022	$166,170,632	$274,711,165	$148,256,572	$146,535,034	$156,452,730
2022	$162,049,651	$267,763,385	$149,439,226	$144,900,252	$157,969,882
2022	$158,562,667	$275,111,713	$151,293,399	$140,874,658	$155,610,788
2022	$157,865,270	$252,257,263	$151,795,593	$135,528,741	$154,156,655
2022	$160,845,057	$252,448,312	$153,273,778	$136,402,585	$154,090,030
2022	$152,603,095	$230,580,735	$155,300,433	$134,262,692	$150,284,698
2022	$154,061,288	$248,887,994	$155,270,459	$137,543,352	$155,698,645
2022	$152,856,693	$238,482,533	$155,453,983	$133,656,846	$151,985,067
2022	$146,643,522	$216,313,221	$156,053,987	$127,882,011	$144,368,662
2022	$149,433,109	$231,847,306	$156,738,127	$126,225,638	$145,947,978
2022	$159,196,664	$247,967,748	$156,889,048	$130,867,673	$147,742,319
2022	$158,231,415	$237,437,227	$156,764,420	$130,277,355	$146,743,107
2023	$165,170,815	$254,237,351	$158,039,099	$134,285,215	$148,707,431
2023	$162,944,970	$248,125,864	$158,623,852	$130,813,217	$146,943,002
2023	$162,355,776	$255,792,876	$158,707,989	$134,136,199	$151,059,222
2023	$164,647,087	$260,276,820	$159,291,691	$134,949,159	$151,351,794
2023	$159,868,066	$257,678,368	$159,489,413	$133,479,741	$149,634,452
2023	$166,021,874	$273,262,185	$159,777,058	$133,003,669	$148,910,022
2023	$171,516,451	$282,441,816	$160,043,667	$132,910,957	$149,589,309
2023	$168,889,859	$275,695,489	$161,053,839	$132,062,012	$148,925,154
2023	$169,086,853	$263,802,432	$161,691,179	$128,706,087	$147,413,835
2023	$165,015,636	$256,147,983	$161,763,747	$126,674,955	$147,234,736
2023	$171,779,110	$280,162,388	$161,920,453	$132,411,592	$150,035,236
2023	$179,549,763	$293,916,749	$162,411,078	$137,480,176	$153,147,504
2024	$179,134,299	$297,443,892	$162,850,169	$137,102,635	$153,713,251
2024	$180,172,959	$310,054,819	$163,570,067	$135,165,616	$152,330,009
2024	$185,089,285	$319,927,174	$164,188,476	$136,413,724	$153,547,804
2024	$182,942,720	$308,131,386	$164,702,239	$132,968,118	$151,978,213
2024	$188,620,730	$321,890,064	$164,711,704	$135,222,361	$154,084,499
2024	$185,850,969	$328,439,851	$164,619,153	$136,502,550	$155,260,209
2024	$190,808,633	$334,227,757	$164,874,194	$139,690,842	$157,569,324
2024	$191,918,792	$343,061,562	$165,182,872	$141,698,183	$158,658,231
2024	$192,682,027	$349,344,369	$165,479,982	$143,595,429	$160,696,832
2024	$186,159,841	$342,414,453	$165,883,840	$140,034,428	$158,575,828
2024	$186,021,071	$358,126,681	$166,402,862	$141,514,980	$159,290,599
2024	$187,383,806	$348,793,695	$167,057,028	$139,199,004	$157,884,384
2025	$190,006,596	$361,102,132	$167,793,755	$139,937,480	$159,789,036
2025	$193,285,084	$358,503,204	$168,156,070	$143,016,354	$162,553,450
2025	$196,272,151	$342,542,445	$168,071,933	$143,070,173	$164,207,458
2025	$196,345,006	$345,586,640	$168,443,189	$143,632,448	$165,201,180
2025	$199,332,073	$366,042,557	$168,579,386	$142,604,028	$164,538,766
2025	$204,431,944	$381,838,397	$169,063,174	$144,796,759	$165,897,443
2025	$205,754,720	$386,753,668	$169,395,516	$144,414,831	$166,349,733
2025	$214,148,404	$396,842,307	$170,043,373	$146,142,094	$169,190,152
2025	$216,848,980	$409,599,153	$170,571,334	$147,736,328	$169,159,468
2025	$219,622,545	$417,801,520	$170,571,334	$148,659,336	$169,420,315
2025	$225,826,571	$418,981,696	$170,919,977	$149,583,124	$170,001,989
2025	$230,374,092	$422,368,494	$171,445,309	$149,361,813	$169,681,574
2026	$240,172,397	$431,820,699	$171,738,737	$149,521,281	$170,462,905
2026	$252,477,245	$434,983,818	$172,197,285	$151,969,887	$171,967,472

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class IV†	30.62%	9.48%	7.28%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.23% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.18% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class R6 (GBMSX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77Footnote Reference1	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class R6 shares of GMO Benchmark-Free Allocation Fund returned +30.59% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2020	$10,000	$10,000	$10,000	$10,000	$10,000
2020	$10,084	$10,734	$9,995	$10,058	$10,086
2020	$10,221	$11,018	$10,052	$10,122	$10,194
2020	$10,533	$11,545	$10,111	$10,273	$10,339
2020	$10,533	$12,316	$10,148	$10,190	$10,486
2020	$10,453	$11,891	$10,169	$10,184	$10,449
2020	$10,453	$11,526	$10,173	$10,139	$10,406
2020	$10,803	$13,000	$10,192	$10,238	$10,486
2020	$11,012	$13,551	$10,230	$10,252	$10,616
2021	$11,095	$13,417	$10,248	$10,179	$10,682
2021	$11,255	$13,760	$10,284	$10,032	$10,605
2021	$11,559	$14,218	$10,348	$9,907	$10,622
2021	$11,576	$14,880	$10,427	$9,985	$10,758
2021	$11,871	$15,112	$10,495	$10,018	$10,858
2021	$11,624	$15,319	$10,590	$10,088	$10,867
2021	$11,403	$15,594	$10,640	$10,201	$11,117
2021	$11,437	$15,982	$10,669	$10,181	$11,096
2021	$11,390	$15,318	$10,713	$10,093	$11,050
2021	$11,220	$16,186	$10,814	$10,090	$11,139
2021	$10,995	$15,831	$10,898	$10,120	$11,166
2021	$11,334	$16,508	$10,949	$10,094	$11,220
2022	$11,645	$15,634	$11,018	$9,877	$11,084
2022	$11,352	$15,239	$11,105	$9,767	$11,191
2022	$11,108	$15,657	$11,243	$9,495	$11,024
2022	$11,059	$14,356	$11,281	$9,135	$10,921
2022	$11,268	$14,367	$11,390	$9,194	$10,916
2022	$10,685	$13,123	$11,541	$9,050	$10,647
2022	$10,788	$14,165	$11,539	$9,271	$11,030
2022	$10,703	$13,573	$11,552	$9,009	$10,767
2022	$10,272	$12,311	$11,597	$8,620	$10,228
2022	$10,463	$13,195	$11,648	$8,508	$10,339
2022	$11,148	$14,112	$11,659	$8,821	$10,467
2022	$11,080	$13,513	$11,650	$8,781	$10,396
2023	$11,566	$14,469	$11,744	$9,051	$10,535
2023	$11,410	$14,121	$11,788	$8,817	$10,410
2023	$11,369	$14,558	$11,794	$9,041	$10,702
2023	$11,529	$14,813	$11,838	$9,096	$10,722
2023	$11,190	$14,665	$11,852	$8,997	$10,601
2023	$11,625	$15,552	$11,874	$8,965	$10,549
2023	$12,009	$16,074	$11,893	$8,959	$10,597
2023	$11,820	$15,690	$11,969	$8,901	$10,550
2023	$11,834	$15,014	$12,016	$8,675	$10,443
2023	$11,554	$14,578	$12,021	$8,538	$10,431
2023	$12,023	$15,945	$12,033	$8,925	$10,629
2023	$12,564	$16,727	$12,069	$9,267	$10,849
2024	$12,535	$16,928	$12,102	$9,241	$10,890
2024	$12,608	$17,646	$12,156	$9,111	$10,792
2024	$12,947	$18,208	$12,201	$9,195	$10,878
2024	$12,797	$17,536	$12,240	$8,962	$10,767
2024	$13,195	$18,319	$12,240	$9,114	$10,916
2024	$13,000	$18,692	$12,233	$9,201	$10,999
2024	$13,346	$19,022	$12,252	$9,416	$11,163
2024	$13,424	$19,524	$12,275	$9,551	$11,240
2024	$13,477	$19,882	$12,297	$9,679	$11,384
2024	$13,020	$19,487	$12,327	$9,439	$11,234
2024	$13,011	$20,382	$12,366	$9,539	$11,285
2024	$13,103	$19,851	$12,415	$9,382	$11,185
2025	$13,287	$20,551	$12,469	$9,432	$11,320
2025	$13,517	$20,403	$12,496	$9,640	$11,516
2025	$13,721	$19,495	$12,490	$9,643	$11,633
2025	$13,731	$19,668	$12,518	$9,681	$11,703
2025	$13,940	$20,832	$12,528	$9,612	$11,656
2025	$14,292	$21,731	$12,564	$9,760	$11,753
2025	$14,388	$22,011	$12,588	$9,734	$11,785
2025	$14,971	$22,585	$12,637	$9,850	$11,986
2025	$15,160	$23,311	$12,676	$9,958	$11,984
2025	$15,354	$23,778	$12,676	$10,020	$12,002
2025	$15,783	$23,845	$12,702	$10,082	$12,043
2025	$16,103	$24,038	$12,741	$10,067	$12,021
2026	$16,789	$24,576	$12,763	$10,078	$12,076
2026	$17,651	$24,756	$12,797	$10,243	$12,183

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 5/1/2020 (commencement of operations)
Class R6†	30.59%	9.42%	10.24%
MSCI World Index	21.33%	12.46%	16.83%
Consumer Price Index	2.40%	4.47%	4.32%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	0.41%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.45%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.28% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Allocation Fund

Class I (GBMIX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90Footnote Reference1	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class I shares of GMO Benchmark-Free Allocation Fund returned +30.42% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities, as measured by the MSCI World Index, were up 21.3%, emerging equities, as measured by the MSCI Emerging Markets Index, were up 50.0%, and bonds, as measured by the Bloomberg U.S. Aggregate Index, were up 6.3%.

The Fund had an average equity exposure of about 49%, and this had a better return than MSCI ACWI, returning 50.9%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2019	$10,000	$10,000	$10,000	$10,000	$10,000
2019	$9,935	$9,975	$10,004	$10,118	$10,036
2019	$10,099	$10,187	$10,006	$10,064	$9,953
2019	$10,259	$10,446	$10,042	$10,094	$9,981
2019	$10,316	$10,737	$10,068	$10,089	$9,982
2019	$10,642	$11,059	$10,090	$10,082	$10,052
2020	$10,374	$10,991	$10,102	$10,276	$10,183
2020	$10,048	$10,062	$10,111	$10,461	$10,271
2020	$8,930	$8,731	$10,068	$10,399	$10,083
2020	$9,548	$9,685	$9,988	$10,584	$10,288
2020	$9,504	$10,152	$9,983	$10,633	$10,352
2020	$9,630	$10,421	$10,040	$10,700	$10,462
2020	$9,925	$10,919	$10,099	$10,860	$10,612
2020	$9,921	$11,649	$10,136	$10,773	$10,762
2020	$9,850	$11,247	$10,157	$10,767	$10,724
2020	$9,846	$10,902	$10,161	$10,719	$10,680
2020	$10,175	$12,296	$10,180	$10,824	$10,762
2020	$10,369	$12,817	$10,218	$10,839	$10,896
2021	$10,447	$12,690	$10,235	$10,761	$10,963
2021	$10,598	$13,015	$10,272	$10,606	$10,884
2021	$10,884	$13,448	$10,335	$10,473	$10,902
2021	$10,900	$14,074	$10,415	$10,556	$11,041
2021	$11,174	$14,294	$10,482	$10,590	$11,144
2021	$10,941	$14,490	$10,577	$10,665	$11,153
2021	$10,732	$14,749	$10,627	$10,784	$11,409
2021	$10,765	$15,116	$10,656	$10,763	$11,388
2021	$10,716	$14,489	$10,700	$10,670	$11,341
2021	$10,557	$15,309	$10,801	$10,667	$11,433
2021	$10,345	$14,974	$10,885	$10,699	$11,460
2021	$10,662	$15,614	$10,937	$10,672	$11,515
2022	$10,955	$14,788	$11,004	$10,442	$11,375
2022	$10,679	$14,414	$11,092	$10,325	$11,486
2022	$10,449	$14,809	$11,230	$10,038	$11,314
2022	$10,403	$13,579	$11,267	$9,657	$11,208
2022	$10,595	$13,589	$11,377	$9,720	$11,204
2022	$10,051	$12,412	$11,527	$9,567	$10,927
2022	$10,143	$13,398	$11,525	$9,801	$11,321
2022	$10,064	$12,837	$11,539	$9,524	$11,051
2022	$9,654	$11,644	$11,583	$9,112	$10,497
2022	$9,834	$12,480	$11,634	$8,994	$10,612
2022	$10,478	$13,348	$11,645	$9,325	$10,742
2022	$10,414	$12,781	$11,636	$9,283	$10,669
2023	$10,871	$13,686	$11,731	$9,569	$10,812
2023	$10,720	$13,357	$11,774	$9,321	$10,684
2023	$10,681	$13,769	$11,780	$9,558	$10,983
2023	$10,832	$14,011	$11,824	$9,616	$11,004
2023	$10,513	$13,871	$11,838	$9,511	$10,880
2023	$10,918	$14,710	$11,860	$9,477	$10,827
2023	$11,279	$15,204	$11,879	$9,471	$10,876
2023	$11,106	$14,841	$11,954	$9,410	$10,828
2023	$11,115	$14,200	$12,002	$9,171	$10,718
2023	$10,847	$13,788	$12,007	$9,026	$10,705
2023	$11,292	$15,081	$12,019	$9,435	$10,909
2023	$11,797	$15,822	$12,055	$9,796	$11,135
2024	$11,769	$16,011	$12,088	$9,770	$11,176
2024	$11,838	$16,690	$12,141	$9,631	$11,076
2024	$12,156	$17,222	$12,187	$9,720	$11,164
2024	$12,011	$16,587	$12,225	$9,475	$11,050
2024	$12,384	$17,327	$12,226	$9,636	$11,203
2024	$12,202	$17,680	$12,219	$9,727	$11,289
2024	$12,523	$17,991	$12,238	$9,954	$11,457
2024	$12,596	$18,467	$12,261	$10,097	$11,536
2024	$12,646	$18,805	$12,283	$10,232	$11,684
2024	$12,218	$18,432	$12,313	$9,978	$11,530
2024	$12,204	$19,278	$12,351	$10,084	$11,582
2024	$12,287	$18,776	$12,400	$9,919	$11,479
2025	$12,464	$19,438	$12,455	$9,972	$11,618
2025	$12,675	$19,298	$12,482	$10,191	$11,819
2025	$12,867	$18,439	$12,475	$10,195	$11,939
2025	$12,871	$18,603	$12,503	$10,235	$12,011
2025	$13,068	$19,704	$12,513	$10,162	$11,963
2025	$13,398	$20,554	$12,549	$10,318	$12,062
2025	$13,488	$20,819	$12,574	$10,291	$12,095
2025	$14,029	$21,362	$12,622	$10,414	$12,301
2025	$14,207	$22,049	$12,661	$10,527	$12,299
2025	$14,389	$22,490	$12,661	$10,593	$12,318
2025	$14,791	$22,554	$12,687	$10,659	$12,360
2025	$15,085	$22,736	$12,726	$10,643	$12,337
2026	$15,728	$23,245	$12,747	$10,654	$12,394
2026	$16,531	$23,415	$12,781	$10,829	$12,503

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 8/8/2019 (commencement of operations)
Class I†	30.42%	9.30%	7.96%
MSCI World Index	21.33%	12.46%	13.85%
Consumer Price Index	2.40%	4.47%	3.81%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.22%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.46%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.39% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 1.34% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,587,119,664
Number of Portfolio Holdings	6
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$12,242,611

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Implementation FundsFootnote Reference*	83.0
GMO Alternative Funds	12.9
GMO Fixed Income Funds	3.0
GMO International Equity Funds	1.0
Short-Term Investments	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Implementation Fund	83.0
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	2.0
GMO Climate Change Fund, Class III	1.0
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Benchmark-Free Fund

Class III (GBFFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$32Footnote Reference1	0.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.25%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +31.15% (net) for the fiscal year ended February 28, 2026, as compared with +2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 21.3%, emerging equities as measured by the MSCI Emerging Markets Index were up 50.0%, and bonds as measured by the Bloomberg U.S. Aggregate Index were up 6.3%.

The Fund had an average equity exposure of about 49%, and this outperformed MSCI ACWI, returning 51.2%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 29% average exposure to alternatives, and this delivered an excellent 23.1% return, almost keeping pace with buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 6.3% for the 12 months, in line with the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,529	$10,679	$10,009	$10,092	$10,144
2016	$10,635	$10,848	$10,050	$10,130	$10,171
2016	$10,600	$10,908	$10,072	$10,133	$10,112
2016	$10,671	$10,786	$10,093	$10,315	$10,278
2016	$10,956	$11,242	$10,089	$10,380	$10,311
2016	$11,039	$11,251	$10,109	$10,369	$10,258
2016	$11,128	$11,311	$10,139	$10,362	$10,337
2016	$11,033	$11,092	$10,175	$10,283	$10,324
2016	$10,856	$11,252	$10,195	$10,040	$10,173
2016	$10,975	$11,521	$10,224	$10,054	$10,184
2017	$11,253	$11,799	$10,271	$10,074	$10,260
2017	$11,452	$12,126	$10,284	$10,142	$10,285
2017	$11,597	$12,255	$10,254	$10,136	$10,292
2017	$11,742	$12,437	$10,271	$10,214	$10,337
2017	$11,942	$12,700	$10,258	$10,293	$10,332
2017	$12,026	$12,749	$10,256	$10,283	$10,250
2017	$12,262	$13,054	$10,267	$10,327	$10,302
2017	$12,414	$13,072	$10,308	$10,420	$10,373
2017	$12,383	$13,366	$10,365	$10,370	$10,322
2017	$12,614	$13,618	$10,376	$10,376	$10,339
2017	$12,620	$13,913	$10,416	$10,363	$10,328
2017	$12,847	$14,102	$10,431	$10,410	$10,377
2018	$13,357	$14,846	$10,485	$10,290	$10,299
2018	$13,008	$14,231	$10,501	$10,193	$10,252
2018	$12,940	$13,912	$10,495	$10,258	$10,336
2018	$12,840	$14,081	$10,518	$10,182	$10,322
2018	$12,760	$14,169	$10,540	$10,254	$10,370
2018	$12,523	$14,162	$10,553	$10,242	$10,399
2018	$12,724	$14,605	$10,571	$10,244	$10,359
2018	$12,556	$14,785	$10,595	$10,310	$10,429
2018	$12,581	$14,868	$10,601	$10,244	$10,356
2018	$12,031	$13,776	$10,636	$10,163	$10,276
2018	$12,162	$13,933	$10,638	$10,224	$10,309
2018	$11,927	$12,873	$10,632	$10,411	$10,351
2019	$12,605	$13,875	$10,630	$10,522	$10,467
2019	$12,644	$14,292	$10,648	$10,516	$10,477
2019	$12,683	$14,480	$10,692	$10,718	$10,617
2019	$12,890	$14,993	$10,726	$10,721	$10,663
2019	$12,502	$14,128	$10,734	$10,911	$10,779
2019	$12,935	$15,059	$10,740	$11,048	$10,886
2019	$12,814	$15,134	$10,776	$11,072	$10,902
2019	$12,534	$14,824	$10,782	$11,359	$11,042
2019	$12,769	$15,139	$10,785	$11,299	$10,951
2019	$13,029	$15,525	$10,823	$11,333	$10,982
2019	$13,094	$15,957	$10,851	$11,327	$10,984
2019	$13,570	$16,435	$10,875	$11,319	$11,060
2020	$13,187	$16,335	$10,888	$11,537	$11,204
2020	$12,696	$14,954	$10,898	$11,744	$11,301
2020	$11,089	$12,975	$10,852	$11,675	$11,094
2020	$11,997	$14,393	$10,765	$11,883	$11,320
2020	$11,923	$15,088	$10,760	$11,938	$11,390
2020	$12,131	$15,487	$10,821	$12,013	$11,511
2020	$12,504	$16,228	$10,884	$12,193	$11,676
2020	$12,470	$17,312	$10,924	$12,094	$11,841
2020	$12,389	$16,715	$10,947	$12,088	$11,800
2020	$12,383	$16,202	$10,952	$12,034	$11,751
2020	$12,828	$18,274	$10,972	$12,152	$11,841
2020	$13,115	$19,049	$11,013	$12,169	$11,988
2021	$13,261	$18,859	$11,032	$12,081	$12,063
2021	$13,539	$19,343	$11,071	$11,907	$11,976
2021	$13,949	$19,986	$11,139	$11,758	$11,995
2021	$13,928	$20,916	$11,225	$11,851	$12,148
2021	$14,310	$21,243	$11,298	$11,890	$12,261
2021	$13,991	$21,534	$11,400	$11,973	$12,271
2021	$13,745	$21,920	$11,454	$12,107	$12,554
2021	$13,808	$22,465	$11,485	$12,084	$12,530
2021	$13,724	$21,533	$11,533	$11,980	$12,478
2021	$13,557	$22,752	$11,641	$11,976	$12,579
2021	$13,271	$22,254	$11,732	$12,012	$12,609
2021	$13,688	$23,205	$11,787	$11,981	$12,670
2022	$14,074	$21,977	$11,861	$11,723	$12,516
2022	$13,703	$21,421	$11,955	$11,592	$12,638
2022	$13,390	$22,009	$12,103	$11,270	$12,449
2022	$13,310	$20,181	$12,144	$10,842	$12,333
2022	$13,638	$20,196	$12,262	$10,912	$12,327
2022	$12,845	$18,446	$12,424	$10,741	$12,023
2022	$12,962	$19,911	$12,422	$11,003	$12,456
2022	$12,801	$19,079	$12,436	$10,693	$12,159
2022	$12,179	$17,305	$12,484	$10,231	$11,549
2022	$12,442	$18,548	$12,539	$10,098	$11,676
2022	$13,372	$19,837	$12,551	$10,469	$11,819
2022	$13,233	$18,995	$12,541	$10,422	$11,739
2023	$13,885	$20,339	$12,643	$10,743	$11,897
2023	$13,648	$19,850	$12,690	$10,465	$11,755
2023	$13,632	$20,463	$12,697	$10,731	$12,085
2023	$13,870	$20,822	$12,743	$10,796	$12,108
2023	$13,456	$20,614	$12,759	$10,678	$11,971
2023	$14,016	$21,861	$12,782	$10,640	$11,913
2023	$14,525	$22,595	$12,803	$10,633	$11,967
2023	$14,255	$22,056	$12,884	$10,565	$11,914
2023	$14,193	$21,104	$12,935	$10,296	$11,793
2023	$13,814	$20,492	$12,941	$10,134	$11,779
2023	$14,525	$22,413	$12,954	$10,593	$12,003
2023	$15,246	$23,513	$12,993	$10,998	$12,252
2024	$15,238	$23,796	$13,028	$10,968	$12,297
2024	$15,360	$24,804	$13,086	$10,813	$12,186
2024	$15,887	$25,594	$13,135	$10,913	$12,284
2024	$15,717	$24,651	$13,176	$10,637	$12,158
2024	$16,252	$25,751	$13,177	$10,818	$12,327
2024	$15,976	$26,275	$13,170	$10,920	$12,421
2024	$16,503	$26,738	$13,190	$11,175	$12,606
2024	$16,643	$27,445	$13,215	$11,336	$12,693
2024	$16,767	$27,948	$13,238	$11,488	$12,856
2024	$16,132	$27,393	$13,271	$11,203	$12,686
2024	$16,156	$28,650	$13,312	$11,321	$12,743
2024	$15,951	$27,904	$13,365	$11,136	$12,631
2025	$16,270	$28,888	$13,424	$11,195	$12,783
2025	$16,553	$28,680	$13,452	$11,441	$13,004
2025	$16,820	$27,403	$13,446	$11,446	$13,137
2025	$16,820	$27,647	$13,475	$11,491	$13,216
2025	$17,086	$29,283	$13,486	$11,408	$13,163
2025	$17,534	$30,547	$13,525	$11,584	$13,272
2025	$17,656	$30,940	$13,552	$11,553	$13,308
2025	$18,366	$31,747	$13,603	$11,691	$13,535
2025	$18,609	$32,768	$13,646	$11,819	$13,533
2025	$18,851	$33,424	$13,646	$11,893	$13,554
2025	$19,397	$33,519	$13,674	$11,967	$13,600
2025	$19,792	$33,789	$13,716	$11,949	$13,575
2026	$20,651	$34,546	$13,739	$11,962	$13,637
2026	$21,709	$34,799	$13,776	$12,158	$13,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	31.15%	9.90%	8.06%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.63% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.56% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$1,295,442,351
Number of Portfolio Holdings	1,214
Portfolio Turnover Rate	106%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 116%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	59.4
Debt Obligations	17.5
Short-Term Investments	15.8
GMO Alternative Funds	12.6
GMO International Equity Funds	4.1
GMO Fixed Income Funds	2.8
Preferred Stocks	1.0
Futures Contracts	0.1
Forward Currency Contracts	0.1
GMO Implementation FundsFootnote Reference*	0.0
Rights/Warrants	0.0
Swap Contracts	(0.1)
Securities Sold Short	(13.5)
Other	0.2
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	6.3
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.4
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	4.3
GMO Resources Fund, Class VI	3.1
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	2.8
GMO Opportunistic Income Fund, Class VI	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5
GMO Climate Change Fund, Class III	1.1
GMO High Yield Fund, Class VI	1.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class III (GMWAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Asset Allocation Fund returned +29.93% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2016	$10,000	$10,000	$10,000	$10,000
2016	$10,489	$10,092	$10,514	$10,741
2016	$10,565	$10,130	$10,629	$10,900
2016	$10,543	$10,133	$10,639	$10,913
2016	$10,587	$10,315	$10,664	$10,847
2016	$10,838	$10,380	$10,986	$11,315
2016	$10,903	$10,369	$11,005	$11,353
2016	$10,983	$10,362	$11,047	$11,422
2016	$10,893	$10,283	$10,896	$11,229
2016	$10,776	$10,040	$10,859	$11,314
2016	$10,897	$10,054	$11,017	$11,558
2017	$11,113	$10,074	$11,220	$11,874
2017	$11,321	$10,142	$11,451	$12,207
2017	$11,473	$10,136	$11,540	$12,357
2017	$11,610	$10,214	$11,688	$12,549
2017	$11,792	$10,293	$11,888	$12,826
2017	$11,826	$10,283	$11,919	$12,885
2017	$12,012	$10,327	$12,153	$13,245
2017	$12,138	$10,420	$12,222	$13,296
2017	$12,198	$10,370	$12,355	$13,552
2017	$12,436	$10,376	$12,524	$13,834
2017	$12,473	$10,363	$12,676	$14,102
2017	$12,611	$10,410	$12,829	$14,329
2018	$13,064	$10,290	$13,248	$15,137
2018	$12,683	$10,193	$12,842	$14,502
2018	$12,599	$10,258	$12,686	$14,181
2018	$12,519	$10,182	$12,738	$14,327
2018	$12,474	$10,254	$12,780	$14,345
2018	$12,283	$10,242	$12,730	$14,267
2018	$12,531	$10,244	$12,980	$14,697
2018	$12,451	$10,310	$13,076	$14,813
2018	$12,500	$10,244	$13,083	$14,877
2018	$11,908	$10,163	$12,410	$13,762
2018	$12,015	$10,224	$12,554	$13,964
2018	$11,695	$10,411	$12,060	$12,980
2019	$12,343	$10,522	$12,724	$14,005
2019	$12,434	$10,516	$12,942	$14,380
2019	$12,557	$10,718	$13,135	$14,560
2019	$12,758	$10,721	$13,424	$15,052
2019	$12,383	$10,911	$12,990	$14,159
2019	$12,892	$11,048	$13,600	$15,086
2019	$12,842	$11,072	$13,637	$15,130
2019	$12,652	$11,359	$13,550	$14,772
2019	$12,918	$11,299	$13,710	$15,082
2019	$13,204	$11,333	$13,968	$15,495
2019	$13,326	$11,327	$14,188	$15,873
2019	$13,764	$11,319	$14,509	$16,432
2020	$13,497	$11,537	$14,502	$16,251
2020	$12,947	$11,744	$13,832	$14,938
2020	$11,459	$11,675	$12,590	$12,922
2020	$12,227	$11,883	$13,545	$14,306
2020	$12,507	$11,938	$13,950	$14,928
2020	$12,782	$12,013	$14,271	$15,405
2020	$13,226	$12,193	$14,836	$16,220
2020	$13,453	$12,094	$15,384	$17,212
2020	$13,263	$12,088	$15,059	$16,657
2020	$13,139	$12,034	$14,797	$16,253
2020	$14,078	$12,152	$16,034	$18,256
2020	$14,610	$12,169	$16,525	$19,103
2021	$14,691	$12,081	$16,435	$19,017
2021	$14,939	$11,907	$16,599	$19,457
2021	$15,290	$11,758	$16,815	$19,977
2021	$15,576	$11,851	$17,339	$20,850
2021	$15,957	$11,890	$17,529	$21,165
2021	$15,769	$11,973	$17,728	$21,454
2021	$15,590	$12,107	$17,877	$21,602
2021	$15,737	$12,084	$18,156	$22,142
2021	$15,379	$11,980	$17,613	$21,228
2021	$15,465	$11,976	$18,196	$22,311
2021	$15,082	$12,012	$17,930	$21,774
2021	$15,636	$11,981	$18,380	$22,645
2022	$15,496	$11,723	$17,654	$21,533
2022	$14,923	$11,592	$17,289	$20,976
2022	$14,601	$11,270	$17,364	$21,431
2022	$14,011	$10,842	$16,230	$19,715
2022	$14,229	$10,912	$16,279	$19,739
2022	$13,316	$10,741	$15,298	$18,075
2022	$13,774	$11,003	$16,123	$19,337
2022	$13,419	$10,693	$15,578	$18,625
2022	$12,498	$10,231	$14,373	$16,842
2022	$12,913	$10,098	$14,872	$17,858
2022	$13,920	$10,469	$15,813	$19,244
2022	$13,654	$10,422	$15,383	$18,486
2023	$14,446	$10,743	$16,266	$19,811
2023	$14,106	$10,465	$15,816	$19,244
2023	$14,285	$10,731	$16,273	$19,837
2023	$14,413	$10,796	$16,460	$20,122
2023	$14,111	$10,678	$16,282	$19,906
2023	$14,672	$10,640	$16,877	$21,062
2023	$15,130	$10,633	$17,274	$21,833
2023	$14,812	$10,565	$16,922	$21,223
2023	$14,570	$10,296	$16,316	$20,346
2023	$14,152	$10,134	$15,907	$19,734
2023	$15,054	$10,593	$17,114	$21,555
2023	$15,857	$10,998	$17,877	$22,591
2024	$15,788	$10,968	$17,928	$22,723
2024	$16,002	$10,813	$18,340	$23,698
2024	$16,449	$10,913	$18,767	$24,429
2024	$16,012	$10,637	$18,205	$23,636
2024	$16,569	$10,818	$18,793	$24,596
2024	$16,449	$10,920	$19,128	$25,143
2024	$16,949	$11,175	$19,485	$25,549
2024	$17,203	$11,336	$19,904	$26,198
2024	$17,412	$11,488	$20,298	$26,806
2024	$16,769	$11,203	$19,826	$26,205
2024	$16,984	$11,321	$20,381	$27,185
2024	$16,671	$11,136	$19,951	$26,541
2025	$17,073	$11,195	$20,423	$27,432
2025	$17,230	$11,441	$20,500	$27,267
2025	$17,230	$11,446	$19,977	$26,190
2025	$17,324	$11,491	$20,125	$26,434
2025	$17,794	$11,408	$20,827	$27,953
2025	$18,379	$11,584	$21,547	$29,209
2025	$18,455	$11,553	$21,717	$29,605
2025	$19,135	$11,691	$22,156	$30,336
2025	$19,491	$11,819	$22,763	$31,435
2025	$19,732	$11,893	$23,143	$32,138
2025	$20,255	$11,967	$23,192	$32,135
2025	$20,574	$11,949	$23,337	$32,470
2026	$21,445	$11,962	$23,796	$33,433
2026	$22,387	$12,158	$24,131	$33,862

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	29.93%	8.43%	8.39%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
GMO Global Asset Allocation Index*	17.71%	7.77%	9.21%
MSCI ACWI	24.19%	11.72%	12.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

*The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.84% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.79% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class R6 (GMWRX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Asset Allocation Fund returned +29.92% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2019	$10,000	$10,000	$10,000	$10,000
2019	$10,221	$10,030	$10,188	$10,274
2019	$10,316	$10,025	$10,348	$10,524
2019	$10,655	$10,018	$10,583	$10,895
2020	$10,449	$10,211	$10,578	$10,775
2020	$10,022	$10,395	$10,089	$9,904
2020	$8,870	$10,333	$9,183	$8,567
2020	$9,465	$10,517	$9,880	$9,485
2020	$9,685	$10,566	$10,175	$9,898
2020	$9,895	$10,633	$10,409	$10,214
2020	$10,239	$10,791	$10,821	$10,754
2020	$10,415	$10,704	$11,221	$11,412
2020	$10,267	$10,698	$10,984	$11,044
2020	$10,171	$10,651	$10,793	$10,776
2020	$10,898	$10,755	$11,695	$12,104
2020	$11,310	$10,770	$12,053	$12,666
2021	$11,376	$10,693	$11,987	$12,608
2021	$11,568	$10,538	$12,107	$12,901
2021	$11,840	$10,407	$12,265	$13,245
2021	$12,059	$10,489	$12,647	$13,824
2021	$12,346	$10,523	$12,786	$14,033
2021	$12,201	$10,597	$12,930	$14,224
2021	$12,062	$10,716	$13,039	$14,322
2021	$12,175	$10,695	$13,242	$14,681
2021	$11,899	$10,603	$12,847	$14,074
2021	$11,965	$10,600	$13,272	$14,793
2021	$11,669	$10,631	$13,078	$14,437
2021	$12,098	$10,604	$13,406	$15,014
2022	$11,989	$10,376	$12,877	$14,277
2022	$11,546	$10,260	$12,611	$13,908
2022	$11,296	$9,975	$12,665	$14,209
2022	$10,839	$9,596	$11,838	$13,072
2022	$11,008	$9,658	$11,874	$13,087
2022	$10,301	$9,507	$11,158	$11,984
2022	$10,656	$9,739	$11,760	$12,821
2022	$10,385	$9,464	$11,362	$12,349
2022	$9,668	$9,055	$10,484	$11,167
2022	$9,989	$8,937	$10,847	$11,841
2022	$10,769	$9,266	$11,534	$12,759
2022	$10,563	$9,224	$11,221	$12,257
2023	$11,176	$9,508	$11,864	$13,135
2023	$10,913	$9,262	$11,536	$12,759
2023	$11,052	$9,498	$11,869	$13,152
2023	$11,151	$9,555	$12,006	$13,341
2023	$10,917	$9,451	$11,876	$13,198
2023	$11,351	$9,417	$12,310	$13,965
2023	$11,706	$9,411	$12,599	$14,476
2023	$11,460	$9,351	$12,342	$14,071
2023	$11,272	$9,113	$11,901	$13,490
2023	$10,949	$8,969	$11,603	$13,084
2023	$11,647	$9,375	$12,483	$14,292
2023	$12,269	$9,734	$13,040	$14,978
2024	$12,215	$9,708	$13,077	$15,066
2024	$12,381	$9,570	$13,377	$15,712
2024	$12,727	$9,659	$13,688	$16,197
2024	$12,388	$9,415	$13,278	$15,671
2024	$12,820	$9,575	$13,708	$16,308
2024	$12,727	$9,665	$13,951	$16,671
2024	$13,114	$9,891	$14,212	$16,940
2024	$13,307	$10,033	$14,518	$17,370
2024	$13,469	$10,167	$14,805	$17,773
2024	$12,975	$9,915	$14,461	$17,374
2024	$13,141	$10,020	$14,866	$18,024
2024	$12,899	$9,856	$14,552	$17,598
2025	$13,210	$9,908	$14,896	$18,188
2025	$13,332	$10,126	$14,953	$18,079
2025	$13,332	$10,130	$14,571	$17,365
2025	$13,400	$10,170	$14,679	$17,526
2025	$13,768	$10,097	$15,191	$18,534
2025	$14,221	$10,252	$15,716	$19,366
2025	$14,280	$10,225	$15,840	$19,629
2025	$14,807	$10,348	$16,160	$20,113
2025	$15,082	$10,461	$16,603	$20,842
2025	$15,264	$10,526	$16,880	$21,308
2025	$15,669	$10,591	$16,916	$21,306
2025	$15,916	$10,576	$17,022	$21,528
2026	$16,591	$10,587	$17,356	$22,167
2026	$17,320	$10,760	$17,601	$22,452

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 9/30/2019 (commencement of operations)
Class R6†	29.92%	8.41%	8.94%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.15%
GMO Global Asset Allocation Index*	17.71%	7.77%	9.21%
MSCI ACWI	24.19%	11.72%	13.44%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

*The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.84% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.79% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Asset Allocation Fund

Class I (GMOOX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14Footnote Reference1	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Asset Allocation Fund returned +29.76% (net) for the fiscal year ended February 28, 2026, as compared with +17.71% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund held an average of 63% in equities over the period, and the return of 41.1% comfortably beat the MSCI ACWI return of 24.2%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. and emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 13% off-benchmark position in alternatives had a small positive impact on relative performance as it modestly outpaced the Fund benchmark with an 18.5% return. The Fund held an average of 22% in fixed income, and good absolute and relative performance within emerging market debt ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 9.5%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index. The Fund held an average of 2% in cash/cash plus, and this had no material impact on performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index*	MSCI ACWI
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,893	$10,006	$9,936	$9,899
2021	$10,061	$9,862	$10,035	$10,128
2021	$10,297	$9,739	$10,166	$10,398
2021	$10,487	$9,815	$10,483	$10,853
2021	$10,743	$9,848	$10,598	$11,017
2021	$10,617	$9,917	$10,718	$11,167
2021	$10,494	$10,028	$10,807	$11,244
2021	$10,593	$10,009	$10,976	$11,526
2021	$10,352	$9,922	$10,648	$11,049
2021	$10,407	$9,919	$11,000	$11,613
2021	$10,149	$9,948	$10,840	$11,334
2021	$10,522	$9,923	$11,112	$11,787
2022	$10,424	$9,709	$10,673	$11,208
2022	$10,042	$9,601	$10,452	$10,919
2022	$9,819	$9,334	$10,498	$11,155
2022	$9,425	$8,980	$9,812	$10,262
2022	$9,572	$9,038	$9,842	$10,274
2022	$8,954	$8,896	$9,249	$9,408
2022	$9,262	$9,113	$9,747	$10,065
2022	$9,023	$8,856	$9,418	$9,695
2022	$8,401	$8,473	$8,689	$8,767
2022	$8,680	$8,364	$8,991	$9,296
2022	$9,357	$8,671	$9,560	$10,017
2022	$9,175	$8,632	$9,300	$9,623
2023	$9,708	$8,898	$9,834	$10,312
2023	$9,480	$8,668	$9,561	$10,017
2023	$9,597	$8,888	$9,838	$10,326
2023	$9,682	$8,942	$9,951	$10,474
2023	$9,480	$8,844	$9,844	$10,362
2023	$9,857	$8,813	$10,203	$10,963
2023	$10,164	$8,807	$10,443	$11,365
2023	$9,951	$8,750	$10,230	$11,047
2023	$9,785	$8,528	$9,864	$10,590
2023	$9,504	$8,393	$9,617	$10,272
2023	$10,110	$8,773	$10,346	$11,220
2023	$10,649	$9,109	$10,808	$11,759
2024	$10,599	$9,084	$10,839	$11,828
2024	$10,743	$8,956	$11,088	$12,335
2024	$11,043	$9,039	$11,346	$12,716
2024	$10,746	$8,810	$11,006	$12,303
2024	$11,120	$8,960	$11,362	$12,803
2024	$11,040	$9,044	$11,564	$13,088
2024	$11,371	$9,256	$11,780	$13,299
2024	$11,542	$9,389	$12,033	$13,637
2024	$11,679	$9,514	$12,271	$13,953
2024	$11,251	$9,279	$11,986	$13,640
2024	$11,392	$9,377	$12,322	$14,150
2024	$11,180	$9,223	$12,061	$13,815
2025	$11,450	$9,272	$12,347	$14,279
2025	$11,555	$9,476	$12,394	$14,193
2025	$11,555	$9,480	$12,077	$13,632
2025	$11,614	$9,517	$12,167	$13,760
2025	$11,930	$9,449	$12,591	$14,550
2025	$12,319	$9,594	$13,026	$15,204
2025	$12,369	$9,569	$13,129	$15,410
2025	$12,824	$9,683	$13,395	$15,790
2025	$13,059	$9,789	$13,761	$16,363
2025	$13,221	$9,850	$13,992	$16,729
2025	$13,571	$9,911	$14,021	$16,727
2025	$13,782	$9,897	$14,109	$16,901
2026	$14,365	$9,907	$14,386	$17,402
2026	$14,993	$10,069	$14,589	$17,626

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/6/2021 (commencement of operations)
Class I†	29.76%	8.31%	8.19%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	0.13%
GMO Global Asset Allocation Index*	17.71%	7.77%	7.62%
MSCI ACWI	24.19%	11.72%	11.65%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

*The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.97% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.92% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$575,389,897
Number of Portfolio Holdings	19
Portfolio Turnover Rate	28%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	40.3
GMO U.S. Equity Funds	23.2
GMO Implementation FundsFootnote Reference*	16.8
GMO Alternative Funds	15.5
GMO Fixed Income Funds	3.8
Short-Term Investments	0.1
Other	0.3
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	15.6
GMO International Equity Fund, Class IV	15.3
GMO Asset Allocation Bond Fund, Class VI	14.2
GMO U.S. Equity Fund, Class VI	7.6
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Emerging Markets Fund, Class VI	6.3
GMO Emerging Markets ex-China Fund, Class VI	3.3
GMO Opportunistic Income Fund, Class VI	3.0
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Developed Equity Allocation Fund

Class III (GWOAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Developed Equity Allocation Fund returned +35.25% (net) for the fiscal year ended February 28, 2026, as compared with +21.33% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. contributed significantly to performance relative to the benchmark. We also believed that emerging markets were trading at preferential valuations and held a modest “off-benchmark” position. Our decision to have emerging markets exposure proved beneficial as the asset class outpaced developed markets. Security selection was very strong across the globe, most notably in developed ex-U.S. markets where a value style meaningfully outperformed growth.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI World Index
2016	$10,000	$10,000
2016	$10,753	$10,679
2016	$10,851	$10,848
2016	$10,897	$10,908
2016	$10,764	$10,786
2016	$11,163	$11,242
2016	$11,205	$11,251
2016	$11,306	$11,311
2016	$11,121	$11,092
2016	$11,145	$11,252
2016	$11,390	$11,521
2017	$11,648	$11,799
2017	$12,003	$12,126
2017	$12,217	$12,255
2017	$12,444	$12,437
2017	$12,760	$12,700
2017	$12,846	$12,749
2017	$13,107	$13,054
2017	$13,255	$13,072
2017	$13,545	$13,366
2017	$13,976	$13,618
2017	$14,149	$13,913
2017	$14,311	$14,102
2018	$15,144	$14,846
2018	$14,450	$14,231
2018	$14,184	$13,912
2018	$14,165	$14,081
2018	$14,165	$14,169
2018	$13,843	$14,162
2018	$14,343	$14,605
2018	$14,330	$14,785
2018	$14,406	$14,868
2018	$13,270	$13,776
2018	$13,358	$13,933
2018	$12,448	$12,873
2019	$13,482	$13,875
2019	$13,787	$14,292
2019	$13,911	$14,480
2019	$14,308	$14,993
2019	$13,423	$14,128
2019	$14,282	$15,059
2019	$14,202	$15,134
2019	$13,819	$14,824
2019	$14,328	$15,139
2019	$14,832	$15,525
2019	$15,150	$15,957
2019	$15,753	$16,435
2020	$15,386	$16,335
2020	$14,184	$14,954
2020	$11,988	$12,975
2020	$13,164	$14,393
2020	$13,735	$15,088
2020	$14,102	$15,487
2020	$14,675	$16,228
2020	$15,260	$17,312
2020	$14,927	$16,715
2020	$14,518	$16,202
2020	$16,419	$18,274
2020	$17,408	$19,049
2021	$17,408	$18,859
2021	$18,214	$19,343
2021	$19,125	$19,986
2021	$19,690	$20,916
2021	$20,375	$21,243
2021	$20,099	$21,534
2021	$20,070	$21,920
2021	$20,348	$22,465
2021	$19,627	$21,533
2021	$20,227	$22,752
2021	$19,499	$22,254
2021	$20,631	$23,205
2022	$20,137	$21,977
2022	$19,453	$21,421
2022	$19,317	$22,009
2022	$18,179	$20,181
2022	$18,577	$20,196
2022	$16,889	$18,446
2022	$17,783	$19,911
2022	$17,039	$19,079
2022	$15,536	$17,305
2022	$16,672	$18,548
2022	$18,317	$19,837
2022	$17,734	$18,995
2023	$19,131	$20,339
2023	$18,686	$19,850
2023	$18,960	$20,463
2023	$19,243	$20,822
2023	$18,797	$20,614
2023	$20,023	$21,861
2023	$20,819	$22,595
2023	$20,271	$22,056
2023	$19,714	$21,104
2023	$19,044	$20,492
2023	$20,575	$22,413
2023	$21,714	$23,513
2024	$21,705	$23,796
2024	$22,369	$24,804
2024	$23,325	$25,594
2024	$22,579	$24,651
2024	$23,625	$25,751
2024	$23,316	$26,275
2024	$24,192	$26,738
2024	$24,668	$27,445
2024	$24,997	$27,948
2024	$24,045	$27,393
2024	$24,677	$28,650
2024	$24,098	$27,904
2025	$25,074	$28,888
2025	$25,093	$28,680
2025	$24,730	$27,403
2025	$24,864	$27,647
2025	$25,974	$29,283
2025	$26,998	$30,547
2025	$27,039	$30,940
2025	$28,333	$31,747
2025	$28,937	$32,768
2025	$29,291	$33,424
2025	$30,297	$33,519
2025	$30,939	$33,789
2026	$32,548	$34,546
2026	$33,937	$34,799

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	35.25%	13.26%	13.00%
MSCI World Index	21.33%	12.46%	13.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.43% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.63% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.53% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$99,945,662
Number of Portfolio Holdings	13
Portfolio Turnover Rate	19%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	50.4
GMO U.S. Equity Funds	49.5
Short-Term Investments	0.1

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	27.6
GMO U.S. Opportunistic Value Fund, Class VI	14.7
GMO Quality Fund, Class VI	14.6
GMO U.S. Equity Fund, Class VI	11.4
GMO International Opportunistic Value Fund, Class IV	11.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.3
GMO Small Cap Quality Fund, Class VI	3.8
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Resources Fund, Class VI	2.2
GMO Domestic Resilience ETF	2.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class III (GMGEX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Equity Allocation Fund returned +38.06% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI ACWI
2016	$10,000	$10,000
2016	$10,852	$10,741
2016	$10,944	$10,900
2016	$10,959	$10,913
2016	$10,898	$10,847
2016	$11,321	$11,315
2016	$11,398	$11,353
2016	$11,502	$11,422
2016	$11,331	$11,229
2016	$11,284	$11,314
2016	$11,504	$11,558
2017	$11,824	$11,874
2017	$12,193	$12,207
2017	$12,438	$12,357
2017	$12,657	$12,549
2017	$12,983	$12,826
2017	$13,074	$12,885
2017	$13,386	$13,245
2017	$13,547	$13,296
2017	$13,739	$13,552
2017	$14,189	$13,834
2017	$14,328	$14,102
2017	$14,540	$14,329
2018	$15,463	$15,137
2018	$14,760	$14,502
2018	$14,518	$14,181
2018	$14,392	$14,327
2018	$14,331	$14,345
2018	$13,958	$14,267
2018	$14,454	$14,697
2018	$14,344	$14,813
2018	$14,449	$14,877
2018	$13,303	$13,762
2018	$13,457	$13,964
2018	$12,633	$12,980
2019	$13,721	$14,005
2019	$13,959	$14,380
2019	$14,067	$14,560
2019	$14,441	$15,052
2019	$13,568	$14,159
2019	$14,441	$15,086
2019	$14,342	$15,130
2019	$13,853	$14,772
2019	$14,365	$15,082
2019	$14,922	$15,495
2019	$15,178	$15,873
2019	$15,895	$16,432
2020	$15,385	$16,251
2020	$14,288	$14,938
2020	$12,049	$12,922
2020	$13,198	$14,306
2020	$13,708	$14,928
2020	$14,112	$15,405
2020	$14,748	$16,220
2020	$15,259	$17,212
2020	$14,906	$16,657
2020	$14,601	$16,253
2020	$16,421	$18,256
2020	$17,408	$19,103
2021	$17,488	$19,017
2021	$18,218	$19,457
2021	$18,986	$19,977
2021	$19,467	$20,850
2021	$20,125	$21,165
2021	$19,845	$21,454
2021	$19,656	$21,602
2021	$19,942	$22,142
2021	$19,259	$21,228
2021	$19,765	$22,311
2021	$18,979	$21,774
2021	$20,017	$22,645
2022	$19,590	$21,533
2022	$18,672	$20,976
2022	$18,324	$21,431
2022	$17,247	$19,715
2022	$17,608	$19,739
2022	$16,060	$18,075
2022	$16,747	$19,337
2022	$16,127	$18,625
2022	$14,630	$16,842
2022	$15,514	$17,858
2022	$17,176	$19,244
2022	$16,613	$18,486
2023	$17,953	$19,811
2023	$17,429	$19,244
2023	$17,698	$19,837
2023	$17,925	$20,122
2023	$17,521	$19,906
2023	$18,585	$21,062
2023	$19,396	$21,833
2023	$18,794	$21,223
2023	$18,358	$20,346
2023	$17,742	$19,734
2023	$19,188	$21,555
2023	$20,307	$22,591
2024	$20,217	$22,723
2024	$20,831	$23,698
2024	$21,603	$24,429
2024	$21,034	$23,636
2024	$21,941	$24,596
2024	$21,656	$25,143
2024	$22,407	$25,549
2024	$22,843	$26,198
2024	$23,196	$26,806
2024	$22,279	$26,205
2024	$22,753	$27,185
2024	$22,238	$26,541
2025	$23,076	$27,432
2025	$23,076	$27,267
2025	$22,846	$26,190
2025	$22,973	$26,434
2025	$24,032	$27,953
2025	$25,020	$29,209
2025	$25,123	$29,605
2025	$26,318	$30,336
2025	$26,912	$31,435
2025	$27,300	$32,138
2025	$28,099	$32,135
2025	$28,722	$32,470
2026	$30,410	$33,433
2026	$31,858	$33,862

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	38.06%	11.83%	12.29%
MSCI ACWI	24.19%	11.72%	12.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class R6 (GMADX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Equity Allocation Fund returned +38.11% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,968	$10,043
2020	$10,314	$10,657
2020	$10,079	$10,314
2020	$9,869	$10,063
2020	$11,100	$11,303
2020	$11,767	$11,828
2021	$11,824	$11,774
2021	$12,314	$12,047
2021	$12,833	$12,369
2021	$13,162	$12,910
2021	$13,603	$13,105
2021	$13,414	$13,283
2021	$13,290	$13,375
2021	$13,484	$13,710
2021	$13,018	$13,143
2021	$13,360	$13,814
2021	$12,828	$13,481
2021	$13,530	$14,021
2022	$13,242	$13,332
2022	$12,625	$12,988
2022	$12,385	$13,269
2022	$11,658	$12,207
2022	$11,902	$12,221
2022	$10,855	$11,191
2022	$11,320	$11,973
2022	$10,905	$11,532
2022	$9,888	$10,428
2022	$10,491	$11,057
2022	$11,609	$11,915
2022	$11,229	$11,446
2023	$12,135	$12,266
2023	$11,780	$11,915
2023	$11,958	$12,282
2023	$12,111	$12,459
2023	$11,838	$12,325
2023	$12,562	$13,041
2023	$13,110	$13,518
2023	$12,699	$13,141
2023	$12,404	$12,597
2023	$11,992	$12,218
2023	$12,965	$13,346
2023	$13,721	$13,987
2024	$13,665	$14,069
2024	$14,075	$14,673
2024	$14,602	$15,126
2024	$14,217	$14,634
2024	$14,825	$15,229
2024	$14,638	$15,568
2024	$15,145	$15,819
2024	$15,440	$16,221
2024	$15,679	$16,597
2024	$15,059	$16,225
2024	$15,374	$16,832
2024	$15,026	$16,433
2025	$15,592	$16,985
2025	$15,592	$16,883
2025	$15,437	$16,216
2025	$15,523	$16,367
2025	$16,244	$17,308
2025	$16,907	$18,085
2025	$16,982	$18,330
2025	$17,789	$18,783
2025	$18,190	$19,463
2025	$18,447	$19,899
2025	$18,993	$19,896
2025	$19,414	$20,104
2026	$20,550	$20,700
2026	$21,534	$20,966

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 7/15/2020 (commencement of operations)
Class R6†	38.11%	11.83%	14.61%
MSCI ACWI	24.19%	11.72%	14.07%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.61% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Global Equity Allocation Fund

Class I (GAAUX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13Footnote Reference1	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Equity Allocation Fund returned +37.95% (net) for the fiscal year ended February 28, 2026, as compared with +24.19% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant positive impact on performance relative to the benchmark. For the period, the MSCI USA Index lagged other markets and returned 16.1%, while the MSCI World ex USA Index delivered a 35.5% return, and the MSCI Emerging Markets Index did even better with a 50.0% return. Security selection was also strong in each of the developed ex-U.S. markets, emerging markets, and the U.S.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,939	$10,234
2020	$9,709	$9,904
2020	$9,507	$9,663
2020	$10,692	$10,854
2020	$11,332	$11,358
2021	$11,388	$11,306
2021	$11,864	$11,568
2021	$12,355	$11,877
2021	$12,673	$12,397
2021	$13,097	$12,584
2021	$12,915	$12,755
2021	$12,791	$12,843
2021	$12,977	$13,165
2021	$12,529	$12,621
2021	$12,858	$13,265
2021	$12,346	$12,946
2021	$13,020	$13,464
2022	$12,742	$12,802
2022	$12,144	$12,472
2022	$11,918	$12,742
2022	$11,214	$11,722
2022	$11,448	$11,736
2022	$10,441	$10,746
2022	$10,885	$11,497
2022	$10,487	$11,074
2022	$9,508	$10,013
2022	$10,084	$10,618
2022	$11,160	$11,441
2022	$10,796	$10,991
2023	$11,667	$11,779
2023	$11,326	$11,441
2023	$11,492	$11,794
2023	$11,644	$11,964
2023	$11,377	$11,835
2023	$12,073	$12,523
2023	$12,596	$12,981
2023	$12,201	$12,618
2023	$11,917	$12,097
2023	$11,517	$11,733
2023	$12,457	$12,816
2023	$13,179	$13,431
2024	$13,126	$13,510
2024	$13,520	$14,090
2024	$14,022	$14,525
2024	$13,652	$14,053
2024	$14,236	$14,623
2024	$14,051	$14,949
2024	$14,540	$15,190
2024	$14,818	$15,576
2024	$15,047	$15,938
2024	$14,452	$15,580
2024	$14,754	$16,163
2024	$14,417	$15,780
2025	$14,961	$16,310
2025	$14,956	$16,212
2025	$14,807	$15,571
2025	$14,889	$15,716
2025	$15,576	$16,620
2025	$16,212	$17,366
2025	$16,282	$17,602
2025	$17,052	$18,036
2025	$17,437	$18,690
2025	$17,683	$19,108
2025	$18,202	$19,106
2025	$18,605	$19,305
2026	$19,693	$19,877
2026	$20,632	$20,133

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 8/17/2020 (commencement of operations)
Class I†	37.95%	11.70%	13.98%
MSCI ACWI	24.19%	11.72%	13.48%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.79% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.76% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$681,974,111
Number of Portfolio Holdings	14
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	58.6
GMO U.S. Equity Funds	41.3
Short-Term Investments	0.1

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	24.6
GMO U.S. Opportunistic Value Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.2
GMO Quality Fund, Class VI	11.0
GMO Emerging Markets Fund, Class VI	10.8
GMO U.S. Equity Fund, Class VI	9.3
GMO-Usonian Japan Value Creation Fund, Class VI	6.5
GMO Small Cap Quality Fund, Class VI	3.9
GMO U.S. Small Cap Value Fund, Class VI	2.8
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Implementation Fund

Core Class (GIMFX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

GMO Implementation SPC Ltd. was a 100% owned subsidiary of GMO Implementation Fund through August 28, 2025, the date GMO Implementation Fund SPC Ltd. liquidated. As such, the amounts presented for GMO Implementation Fund are consolidated with its subsidiary through August 28, 2025 as applicable.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$40	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.31%.

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +34.50% (net) for the fiscal year ended February 28, 2026, as compared with 2.40% for the CPI.

This was a strong 12 months for absolute performance, as well as a very satisfactory outcome in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 21.3%, emerging equities as measured by the MSCI Emerging Markets Index were up 50.0%, and bonds as measured by the Bloomberg U.S. Aggregate Index were up 6.3%.

The Fund had an average equity exposure of about 59%, and this outperformed MSCI All Country World Index, returning 51.4%. Within developed markets, we were leaning away from the U.S. as we believed it was trading at an unfavorable valuation, and it went on to underperform relative to other markets. We also had a meaningful investment in emerging markets as we believed they were trading at preferential valuations, and they strongly outperformed developed markets for the period. There was a broadly 19% average exposure to alternatives, and this delivered an excellent 27.3% return, outpacing buoyant equity markets. Fixed income assets accounted for an average 22% of the Fund, and these were up 5.2% for the 12 months, lagging the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Core Class	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$10,475	$10,679	$10,009	$10,092	$10,144
2016	$10,568	$10,848	$10,050	$10,130	$10,171
2016	$10,500	$10,908	$10,072	$10,133	$10,112
2016	$10,517	$10,786	$10,093	$10,315	$10,278
2016	$10,763	$11,242	$10,089	$10,380	$10,311
2016	$10,814	$11,251	$10,109	$10,369	$10,258
2016	$10,907	$11,311	$10,139	$10,362	$10,337
2016	$10,864	$11,092	$10,175	$10,283	$10,324
2016	$10,720	$11,252	$10,195	$10,040	$10,173
2016	$10,839	$11,521	$10,224	$10,054	$10,184
2017	$11,089	$11,799	$10,271	$10,074	$10,260
2017	$11,288	$12,126	$10,284	$10,142	$10,285
2017	$11,409	$12,255	$10,254	$10,136	$10,292
2017	$11,539	$12,437	$10,271	$10,214	$10,337
2017	$11,668	$12,700	$10,258	$10,293	$10,332
2017	$11,720	$12,749	$10,256	$10,283	$10,250
2017	$11,928	$13,054	$10,267	$10,327	$10,302
2017	$12,033	$13,072	$10,308	$10,420	$10,373
2017	$12,007	$13,366	$10,365	$10,370	$10,322
2017	$12,198	$13,618	$10,376	$10,376	$10,339
2017	$12,180	$13,913	$10,416	$10,363	$10,328
2017	$12,365	$14,102	$10,431	$10,410	$10,377
2018	$12,846	$14,846	$10,485	$10,290	$10,299
2018	$12,543	$14,231	$10,501	$10,193	$10,252
2018	$12,499	$13,912	$10,495	$10,258	$10,336
2018	$12,419	$14,081	$10,518	$10,182	$10,322
2018	$12,312	$14,169	$10,540	$10,254	$10,370
2018	$12,098	$14,162	$10,553	$10,242	$10,399
2018	$12,298	$14,605	$10,571	$10,244	$10,359
2018	$12,138	$14,785	$10,595	$10,310	$10,429
2018	$12,164	$14,868	$10,601	$10,244	$10,356
2018	$11,709	$13,776	$10,636	$10,163	$10,276
2018	$11,852	$13,933	$10,638	$10,224	$10,309
2018	$11,675	$12,873	$10,632	$10,411	$10,351
2019	$12,336	$13,875	$10,630	$10,522	$10,467
2019	$12,308	$14,292	$10,648	$10,516	$10,477
2019	$12,336	$14,480	$10,692	$10,718	$10,617
2019	$12,503	$14,993	$10,726	$10,721	$10,663
2019	$12,149	$14,128	$10,734	$10,911	$10,779
2019	$12,568	$15,059	$10,740	$11,048	$10,886
2019	$12,429	$15,134	$10,776	$11,072	$10,902
2019	$12,139	$14,824	$10,782	$11,359	$11,042
2019	$12,392	$15,139	$10,785	$11,299	$10,951
2019	$12,663	$15,525	$10,823	$11,333	$10,982
2019	$12,728	$15,957	$10,851	$11,327	$10,984
2019	$13,220	$16,435	$10,875	$11,319	$11,060
2020	$12,822	$16,335	$10,888	$11,537	$11,204
2020	$12,338	$14,954	$10,898	$11,744	$11,301
2020	$10,827	$12,975	$10,852	$11,675	$11,094
2020	$11,602	$14,393	$10,765	$11,883	$11,320
2020	$11,389	$15,088	$10,760	$11,938	$11,390
2020	$11,467	$15,487	$10,821	$12,013	$11,511
2020	$11,786	$16,228	$10,884	$12,193	$11,676
2020	$11,708	$17,312	$10,924	$12,094	$11,841
2020	$11,640	$16,715	$10,947	$12,088	$11,800
2020	$11,679	$16,202	$10,952	$12,034	$11,751
2020	$12,038	$18,274	$10,972	$12,152	$11,841
2020	$12,261	$19,049	$11,013	$12,169	$11,988
2021	$12,360	$18,859	$11,032	$12,081	$12,063
2021	$12,578	$19,343	$11,071	$11,907	$11,976
2021	$12,974	$19,986	$11,139	$11,758	$11,995
2021	$12,994	$20,916	$11,225	$11,851	$12,148
2021	$13,351	$21,243	$11,298	$11,890	$12,261
2021	$13,054	$21,534	$11,400	$11,973	$12,271
2021	$12,786	$21,920	$11,454	$12,107	$12,554
2021	$12,836	$22,465	$11,485	$12,084	$12,530
2021	$12,796	$21,533	$11,533	$11,980	$12,478
2021	$12,598	$22,752	$11,641	$11,976	$12,579
2021	$12,340	$22,254	$11,732	$12,012	$12,609
2021	$12,760	$23,205	$11,787	$11,981	$12,670
2022	$13,149	$21,977	$11,861	$11,723	$12,516
2022	$12,832	$21,421	$11,955	$11,592	$12,638
2022	$12,545	$22,009	$12,103	$11,270	$12,449
2022	$12,515	$20,181	$12,144	$10,842	$12,333
2022	$12,781	$20,196	$12,262	$10,912	$12,327
2022	$12,105	$18,446	$12,424	$10,741	$12,023
2022	$12,209	$19,911	$12,422	$11,003	$12,456
2022	$12,126	$19,079	$12,436	$10,693	$12,159
2022	$11,622	$17,305	$12,484	$10,231	$11,549
2022	$11,869	$18,548	$12,539	$10,098	$11,676
2022	$12,693	$19,837	$12,551	$10,469	$11,819
2022	$12,603	$18,995	$12,541	$10,422	$11,739
2023	$13,207	$20,339	$12,643	$10,743	$11,897
2023	$13,027	$19,850	$12,690	$10,465	$11,755
2023	$12,974	$20,463	$12,697	$10,731	$12,085
2023	$13,186	$20,822	$12,743	$10,796	$12,108
2023	$12,762	$20,614	$12,759	$10,678	$11,971
2023	$13,303	$21,861	$12,782	$10,640	$11,913
2023	$13,789	$22,595	$12,803	$10,633	$11,967
2023	$13,554	$22,056	$12,884	$10,565	$11,914
2023	$13,596	$21,104	$12,935	$10,296	$11,793
2023	$13,254	$20,492	$12,941	$10,134	$11,779
2023	$13,810	$22,413	$12,954	$10,593	$12,003
2023	$14,460	$23,513	$12,993	$10,998	$12,252
2024	$14,427	$23,796	$13,028	$10,968	$12,297
2024	$14,517	$24,804	$13,086	$10,813	$12,186
2024	$14,933	$25,594	$13,135	$10,913	$12,284
2024	$14,764	$24,651	$13,176	$10,637	$12,158
2024	$15,248	$25,751	$13,177	$10,818	$12,327
2024	$15,023	$26,275	$13,170	$10,920	$12,421
2024	$15,440	$26,738	$13,190	$11,175	$12,606
2024	$15,532	$27,445	$13,215	$11,336	$12,693
2024	$15,590	$27,948	$13,238	$11,488	$12,856
2024	$15,049	$27,393	$13,271	$11,203	$12,686
2024	$15,037	$28,650	$13,312	$11,321	$12,743
2024	$15,184	$27,904	$13,365	$11,136	$12,631
2025	$15,410	$28,888	$13,424	$11,195	$12,783
2025	$15,696	$28,680	$13,452	$11,441	$13,004
2025	$15,946	$27,403	$13,446	$11,446	$13,137
2025	$16,041	$27,647	$13,475	$11,491	$13,216
2025	$16,327	$29,283	$13,486	$11,408	$13,163
2025	$16,791	$30,547	$13,525	$11,584	$13,272
2025	$16,886	$30,940	$13,552	$11,553	$13,308
2025	$17,642	$31,747	$13,603	$11,691	$13,535
2025	$17,894	$32,768	$13,646	$11,819	$13,533
2025	$18,134	$33,424	$13,646	$11,893	$13,554
2025	$18,626	$33,519	$13,674	$11,967	$13,600
2025	$19,037	$33,789	$13,716	$11,949	$13,575
2026	$19,956	$34,546	$13,739	$11,962	$13,637
2026	$21,112	$34,799	$13,776	$12,158	$13,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Core Class†	34.50%	10.91%	7.76%
MSCI World Index	21.33%	12.46%	13.28%
Consumer Price Index	2.40%	4.47%	3.26%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.79%	2.81%	3.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.77% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.47% is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$2,297,786,778
Number of Portfolio Holdings	1,313
Portfolio Turnover Rate	131%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 140%.

What does the Fund invest in?

Industry Group SummaryFootnote Reference*

% of Equity Investments

Table Summary
Banks	14.0
Materials	10.3
Capital Goods	10.2
Automobiles & Components	8.5
Energy	7.8
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Technology Hardware & Equipment	7.4
Semiconductors & Semiconductor Equipment	5.0
Transportation	4.8
Consumer Durables & Apparel	4.6
Insurance	4.5
Food, Beverage & Tobacco	4.0
Financial Services	3.4
Telecommunication Services	3.4
Health Care Equipment & Services	2.3
Consumer Staples Distribution & Retail	1.8
Real Estate Management & Development	1.5
Utilities	0.8
Consumer Discretionary Distribution & Retail	0.8
Household & Personal Products	0.6
Equity Real Estate Investment Trusts (REITs)	0.1
Commercial & Professional Services	(0.2)
Media & Entertainment	(0.4)
Software & Services	(1.4)
Consumer Services	(1.4)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Top Ten Holdings

% of InvestmentsFootnote Reference***

Table Summary
U.S. Treasury Floating Rate Notes, 3.72%, due 01/31/28	6.8
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	6.7
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	4.4
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8
Samsung Electronics Co. Ltd.	0.8
BHP Group Ltd.	0.7
Banco Bilbao Vizcaya Argentaria SA	0.7
Hyundai Mobis Co. Ltd.	0.7
Inpex Corp.	0.6
Footnote	Description
Footnote***	Excludes short-term investments and derivative financial instruments, if any.

Asset Class Summary

% of Total Net Assets

Table Summary
Common Stocks	75.3
Debt Obligations	22.1
Short-Term Investments	16.8
Preferred Stocks	1.5
Futures Contracts	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.1
GMO Implementation FundsFootnote Reference**	0.0
Swap Contracts	(0.1)
Securities Sold Short	(16.2)
Other	0.3
Footnote	Description
Footnote**	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class III (GIOTX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Developed Equity Allocation Fund returned +52.32% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a Deep Value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 11%. The modest overweight to Japan, which beat the MSCI EAFE Index, added to relative performance. Stock selection was very strong, with outperformance in the core developed ex-U.S. exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI EAFE Index
2016	$10,000	$10,000
2016	$10,759	$10,651
2016	$10,981	$10,959
2016	$10,950	$10,859
2016	$10,651	$10,495
2016	$11,057	$11,027
2016	$11,111	$11,035
2016	$11,288	$11,170
2016	$11,149	$10,942
2016	$10,950	$10,724
2016	$11,243	$11,091
2017	$11,570	$11,412
2017	$11,737	$11,575
2017	$12,056	$11,894
2017	$12,319	$12,197
2017	$12,718	$12,644
2017	$12,782	$12,622
2017	$13,110	$12,986
2017	$13,286	$12,981
2017	$13,621	$13,304
2017	$13,957	$13,506
2017	$13,965	$13,648
2017	$14,209	$13,867
2018	$15,089	$14,563
2018	$14,250	$13,905
2018	$14,061	$13,631
2018	$14,061	$13,966
2018	$13,797	$13,652
2018	$13,238	$13,486
2018	$13,643	$13,818
2018	$13,304	$13,551
2018	$13,370	$13,668
2018	$12,146	$12,580
2018	$12,072	$12,565
2018	$11,406	$11,955
2019	$12,456	$12,740
2019	$12,602	$13,065
2019	$12,627	$13,147
2019	$13,003	$13,517
2019	$12,115	$12,868
2019	$12,858	$13,631
2019	$12,494	$13,458
2019	$12,185	$13,110
2019	$12,751	$13,485
2019	$13,367	$13,970
2019	$13,538	$14,127
2019	$14,192	$14,586
2020	$13,872	$14,282
2020	$12,871	$12,991
2020	$10,788	$11,257
2020	$11,630	$11,984
2020	$12,126	$12,506
2020	$12,552	$12,932
2020	$13,042	$13,233
2020	$13,433	$13,914
2020	$13,255	$13,552
2020	$12,758	$13,011
2020	$14,356	$15,028
2020	$15,242	$15,726
2021	$15,186	$15,559
2021	$15,705	$15,908
2021	$16,363	$16,274
2021	$16,752	$16,763
2021	$17,512	$17,365
2021	$17,095	$17,115
2021	$16,983	$17,244
2021	$17,141	$17,548
2021	$16,556	$17,039
2021	$16,825	$17,458
2021	$15,989	$16,645
2021	$16,937	$17,498
2022	$16,769	$16,652
2022	$16,157	$16,358
2022	$15,920	$16,463
2022	$14,991	$15,398
2022	$15,435	$15,513
2022	$13,983	$14,074
2022	$14,373	$14,775
2022	$13,718	$14,073
2022	$12,588	$12,757
2022	$13,341	$13,443
2022	$14,998	$14,957
2022	$14,840	$14,969
2023	$15,924	$16,181
2023	$15,635	$15,844
2023	$15,903	$16,236
2023	$16,172	$16,695
2023	$15,552	$15,988
2023	$16,585	$16,716
2023	$17,258	$17,257
2023	$16,720	$16,595
2023	$16,452	$16,029
2023	$15,832	$15,379
2023	$17,185	$16,806
2023	$17,953	$17,699
2024	$17,953	$17,801
2024	$18,305	$18,127
2024	$19,086	$18,703
2024	$18,723	$18,244
2024	$19,724	$18,950
2024	$19,042	$18,644
2024	$19,847	$19,191
2024	$20,442	$19,815
2024	$20,750	$19,998
2024	$19,615	$18,911
2024	$19,549	$18,803
2024	$19,862	$18,376
2025	$20,752	$19,341
2025	$21,422	$19,717
2025	$21,861	$19,637
2025	$22,809	$20,536
2025	$23,768	$21,476
2025	$24,461	$21,949
2025	$24,374	$21,641
2025	$25,669	$22,564
2025	$26,155	$22,996
2025	$26,421	$23,266
2025	$27,681	$23,411
2025	$28,549	$24,113
2026	$30,359	$25,371
2026	$32,631	$26,545

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	52.32%	15.75%	12.56%
MSCI EAFE Index	34.63%	10.78%	10.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.69% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.64% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$213,072,387
Number of Portfolio Holdings	4
Portfolio Turnover Rate	14%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	100.0
Short-Term Investments	0.1
Other	(0.1)

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	22.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Developed Equity Allocation Fund

Class R6 (GAAWX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Developed Equity Allocation Fund returned +52.26% (net) for the fiscal year ended February 28, 2026, as compared with +34.63% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a Deep Value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 11%. The modest overweight to Japan, which beat the MSCI EAFE Index, added to relative performance. Stock selection was very strong, with outperformance in the core developed ex-U.S. exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI EAFE Index
2021	$10,000	$10,000
2021	$9,596	$9,655
2021	$9,924	$9,872
2021	$10,340	$10,099
2021	$10,580	$10,403
2021	$11,066	$10,776
2021	$10,802	$10,621
2021	$10,731	$10,701
2021	$10,831	$10,890
2021	$10,461	$10,574
2021	$10,632	$10,834
2021	$10,104	$10,329
2021	$10,696	$10,858
2022	$10,590	$10,334
2022	$10,209	$10,151
2022	$10,060	$10,216
2022	$9,473	$9,555
2022	$9,754	$9,627
2022	$8,829	$8,734
2022	$9,082	$9,169
2022	$8,669	$8,733
2022	$7,954	$7,916
2022	$8,430	$8,342
2022	$9,471	$9,282
2022	$9,377	$9,289
2023	$10,062	$10,041
2023	$9,880	$9,832
2023	$10,049	$10,075
2023	$10,219	$10,360
2023	$9,827	$9,921
2023	$10,480	$10,373
2023	$10,905	$10,709
2023	$10,566	$10,298
2023	$10,389	$9,947
2023	$10,004	$9,543
2023	$10,853	$10,429
2023	$11,345	$10,983
2024	$11,338	$11,046
2024	$11,560	$11,249
2024	$12,054	$11,606
2024	$11,831	$11,321
2024	$12,464	$11,760
2024	$12,033	$11,570
2024	$12,535	$11,909
2024	$12,917	$12,296
2024	$13,112	$12,410
2024	$12,395	$11,735
2024	$12,354	$11,669
2024	$12,552	$11,403
2025	$13,107	$12,002
2025	$13,537	$12,235
2025	$13,815	$12,186
2025	$14,414	$12,744
2025	$15,020	$13,327
2025	$15,458	$13,621
2025	$15,403	$13,430
2025	$16,221	$14,002
2025	$16,528	$14,270
2025	$16,696	$14,438
2025	$17,493	$14,528
2025	$18,041	$14,963
2026	$19,185	$15,744
2026	$20,613	$16,473

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 1/22/2021 (commencement of operations)
Class R6†	52.26%	15.74%	15.24%
MSCI EAFE Index	34.63%	10.78%	10.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.69% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.64% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$213,072,387
Number of Portfolio Holdings	4
Portfolio Turnover Rate	14%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	100.0
Short-Term Investments	0.1
Other	(0.1)

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	69.9
GMO International Opportunistic Value Fund, Class IV	22.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class III (GIEAX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Equity Allocation Fund returned +53.58% (net) for the fiscal year ended February 28, 2026, compared to +39.71% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate an average 18% exposure to a Deep Value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by 11%. The moderate overweight to Japan, which beat the MSCI ACWI ex USA Index, also added to relative performance. Stock selection was very strong across the globe, with outperformance in the core developed ex-US exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	MSCI ACWI ex USA
2016	$10,000	$10,000
2016	$10,923	$10,813
2016	$11,115	$11,098
2016	$11,038	$10,910
2016	$10,923	$10,743
2016	$11,381	$11,275
2016	$11,492	$11,346
2016	$11,655	$11,486
2016	$11,527	$11,321
2016	$11,252	$11,059
2016	$11,485	$11,342
2017	$11,905	$11,744
2017	$12,158	$11,931
2017	$12,494	$12,233
2017	$12,750	$12,495
2017	$13,135	$12,901
2017	$13,219	$12,941
2017	$13,625	$13,418
2017	$13,807	$13,488
2017	$13,975	$13,738
2017	$14,375	$13,997
2017	$14,375	$14,110
2017	$14,678	$14,426
2018	$15,686	$15,229
2018	$14,878	$14,511
2018	$14,691	$14,234
2018	$14,518	$14,483
2018	$14,235	$14,148
2018	$13,665	$13,883
2018	$14,090	$14,215
2018	$13,704	$13,917
2018	$13,814	$13,980
2018	$12,607	$12,843
2018	$12,676	$12,965
2018	$12,063	$12,378
2019	$13,194	$13,313
2019	$13,288	$13,573
2019	$13,335	$13,654
2019	$13,686	$14,015
2019	$12,815	$13,263
2019	$13,610	$14,061
2019	$13,308	$13,891
2019	$12,857	$13,462
2019	$13,403	$13,809
2019	$14,001	$14,290
2019	$14,148	$14,416
2019	$14,935	$15,041
2020	$14,429	$14,637
2020	$13,504	$13,480
2020	$11,349	$11,528
2020	$12,269	$12,402
2020	$12,717	$12,807
2020	$13,199	$13,386
2020	$13,814	$13,983
2020	$14,125	$14,582
2020	$13,878	$14,223
2020	$13,542	$13,917
2020	$15,068	$15,789
2020	$15,976	$16,643
2021	$16,109	$16,679
2021	$16,566	$17,009
2021	$17,073	$17,224
2021	$17,386	$17,731
2021	$18,073	$18,266
2021	$17,704	$18,167
2021	$17,381	$17,868
2021	$17,633	$18,208
2021	$17,011	$17,625
2021	$17,247	$18,045
2021	$16,399	$17,233
2021	$17,248	$17,945
2022	$17,041	$17,284
2022	$16,008	$16,942
2022	$15,447	$16,969
2022	$14,550	$15,903
2022	$14,914	$16,017
2022	$13,636	$14,639
2022	$13,845	$15,141
2022	$13,387	$14,654
2022	$12,138	$13,189
2022	$12,618	$13,583
2022	$14,265	$15,187
2022	$13,988	$15,073
2023	$15,073	$16,296
2023	$14,559	$15,724
2023	$14,811	$16,108
2023	$14,999	$16,388
2023	$14,508	$15,792
2023	$15,313	$16,501
2023	$16,050	$17,172
2023	$15,405	$16,396
2023	$15,226	$15,878
2023	$14,731	$15,223
2023	$16,004	$16,593
2023	$16,817	$17,427
2024	$16,707	$17,254
2024	$17,111	$17,691
2024	$17,638	$18,217
2024	$17,467	$17,916
2024	$18,232	$18,436
2024	$17,810	$18,419
2024	$18,340	$18,845
2024	$18,830	$19,382
2024	$19,233	$19,904
2024	$18,241	$18,927
2024	$18,123	$18,756
2024	$18,229	$18,392
2025	$18,880	$19,133
2025	$19,291	$19,398
2025	$19,714	$19,354
2025	$20,333	$20,053
2025	$21,290	$20,972
2025	$22,072	$21,683
2025	$22,174	$21,621
2025	$23,237	$22,371
2025	$23,817	$23,177
2025	$24,208	$23,646
2025	$24,912	$23,640
2025	$25,684	$24,348
2026	$27,575	$25,804
2026	$29,626	$27,100

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	53.58%	12.33%	11.47%
MSCI ACWI ex USA	39.71%	9.76%	10.48%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.70% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$370,353,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	45.0
GMO Emerging Markets Fund, Class VI	30.0
GMO International Opportunistic Value Fund, Class IV	17.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO International Equity Allocation Fund

Class R6 (GSXMX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Equity Allocation Fund returned +53.56% (net) for the fiscal year ended February 28, 2026, compared to +39.71% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate an average 18% exposure to a Deep Value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by 11%. The moderate overweight to Japan, which beat the MSCI ACWI ex USA Index, also added to relative performance. Stock selection was very strong across the globe, with outperformance in the core developed ex-US exposure being a particularly important driver of outperformance of the benchmark.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	MSCI ACWI ex USA
2019	$10,000	$10,000
2019	$10,425	$10,257
2019	$10,894	$10,615
2019	$11,005	$10,709
2019	$11,617	$11,173
2020	$11,223	$10,872
2020	$10,504	$10,013
2020	$8,831	$8,563
2020	$9,543	$9,212
2020	$9,891	$9,514
2020	$10,266	$9,944
2020	$10,745	$10,387
2020	$10,987	$10,831
2020	$10,795	$10,565
2020	$10,534	$10,338
2020	$11,721	$11,729
2020	$12,427	$12,363
2021	$12,531	$12,390
2021	$12,886	$12,635
2021	$13,281	$12,795
2021	$13,524	$13,171
2021	$14,059	$13,568
2021	$13,772	$13,495
2021	$13,520	$13,273
2021	$13,716	$13,525
2021	$13,232	$13,092
2021	$13,416	$13,404
2021	$12,756	$12,801
2021	$13,417	$13,330
2022	$13,256	$12,839
2022	$12,452	$12,585
2022	$12,016	$12,605
2022	$11,317	$11,813
2022	$11,601	$11,898
2022	$10,606	$10,874
2022	$10,769	$11,247
2022	$10,412	$10,885
2022	$9,440	$9,797
2022	$9,814	$10,090
2022	$11,096	$11,281
2022	$10,880	$11,197
2023	$11,725	$12,105
2023	$11,325	$11,680
2023	$11,520	$11,965
2023	$11,667	$12,173
2023	$11,285	$11,731
2023	$11,912	$12,257
2023	$12,485	$12,755
2023	$11,983	$12,179
2023	$11,844	$11,795
2023	$11,463	$11,308
2023	$12,444	$12,326
2023	$13,082	$12,945
2024	$12,996	$12,817
2024	$13,306	$13,141
2024	$13,721	$13,532
2024	$13,587	$13,309
2024	$14,183	$13,695
2024	$13,854	$13,682
2024	$14,267	$13,999
2024	$14,648	$14,397
2024	$14,957	$14,785
2024	$14,190	$14,060
2024	$14,098	$13,932
2024	$14,180	$13,662
2025	$14,687	$14,212
2025	$15,007	$14,409
2025	$15,331	$14,377
2025	$15,817	$14,896
2025	$16,557	$15,578
2025	$17,166	$16,107
2025	$17,250	$16,060
2025	$18,077	$16,618
2025	$18,524	$17,216
2025	$18,828	$17,564
2025	$19,376	$17,560
2025	$19,977	$18,086
2026	$21,449	$19,168
2026	$23,044	$20,131

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	Since 8/30/2019 (commencement of operations)
Class R6†	53.56%	12.33%	13.71%
MSCI ACWI ex USA	39.71%	9.76%	11.37%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.70% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$370,353,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid, Net	$0

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO International Equity Funds	99.8
Short-Term Investments	0.2

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO International Equity Fund, Class IV	45.0
GMO Emerging Markets Fund, Class VI	30.0
GMO International Opportunistic Value Fund, Class IV	17.9
GMO-Usonian Japan Value Creation Fund, Class VI	7.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO MAC Implementation Fund

Core Class (GMIHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO MAC Implementation Fund for the period of May 21, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Class	$1	0.01%Footnote Reference1
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	Annualized.

How did the Fund perform last period and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Multi-Asset Credit Blended Benchmark is included for comparative purposes only.

The GMO MAC Implementation Fund returned +11.24% (net) for the period from commencement of operations on May 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +9.65% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund outperformed the benchmark over the period. Duration positioning was the primary driver of absolute performance, as U.S. Treasury rates rallied. Additional positive contributions were generated from positions in Agency MBS, credit momentum in Global High Yield, and short positions in Leveraged Loans. These gains were partially offset beta hedges in emerging markets debt, which detracted from performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Core Class	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
05/21/2025	$10,000	$10,000	$10,000	$10,000
05/2025	$10,140	$10,121	$10,018	$10,093
06/2025	$10,350	$10,276	$10,079	$10,291
07/2025	$10,300	$10,249	$10,140	$10,327
08/2025	$10,600	$10,372	$10,198	$10,469
09/2025	$10,600	$10,485	$10,262	$10,607
10/2025	$10,650	$10,550	$10,324	$10,699
11/2025	$10,780	$10,616	$10,378	$10,760
12/2025	$10,788	$10,600	$10,441	$10,795
01/2026	$10,798	$10,612	$10,498	$10,843
02/2026	$11,124	$10,785	$10,550	$10,965

Average Annual Total Returns

Table Summary
AATR	Since 5/21/2025 (commencement of operations)
Core Class	11.24%
Bloomberg U.S. Aggregate Index	7.85%
SOFR Index Plus 3% Index	5.50%
Multi-Asset Credit Blended Benchmark Index	9.65%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.73% for Class A is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.02% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$23,414,056
Number of Portfolio Holdings	16
Portfolio Turnover Rate	668%
Total Advisory Fees Paid, Net	$0

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
Debt Obligations	124.4
Short-Term Investments	0.8
Futures Contracts	0.6
Forward Currency Contracts	0.0
Swap Contracts	(0.2)
Other	(25.6)

Top Holdings

% of InvestmentsFootnote Reference*

Table Summary
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/27	56.5
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/27	21.3
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	14.8
Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/56	5.9
U.S. Treasury Floating Rate Notes, 3.78%, due 04/30/27	1.4
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class IV (GMCHX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of May 21, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class IV	$12Footnote Reference1	0.15%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period May 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

How did the Fund perform last period and what affected its performance?

Class IV shares of the GMO Multi-Asset Credit Fund returned +8.78% (net) for the period from commencement of operations on May 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +9.65% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $125,000,000 Investment

Table Summary
	Class IV	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
5/21/2025	$125,000,000	$125,000,000	$125,000,000	$125,000,000
05/2025	$125,812,500	$126,507,677	$125,220,117	$126,165,553
06/2025	$127,812,500	$128,452,905	$125,983,832	$128,641,891
07/2025	$128,312,500	$128,114,086	$126,754,140	$129,093,364
08/2025	$130,125,000	$129,646,386	$127,480,073	$130,863,090
09/2025	$131,187,500	$131,060,671	$128,280,942	$132,582,675
10/2025	$132,250,000	$131,879,496	$129,050,823	$133,743,397
11/2025	$133,312,500	$132,699,011	$129,730,574	$134,503,802
12/2025	$133,602,346	$132,502,681	$130,515,746	$134,939,981
01/2026	$134,564,437	$132,644,149	$131,219,680	$135,537,957
02/2026	$135,975,504	$134,816,370	$131,879,854	$137,061,374

Average Annual Total Returns

Table Summary
AATR	Since 5/21/2025 (commencement of operations)
Class IV	8.78%
Bloomberg U.S. Aggregate Index	7.85%
SOFR Index Plus 3% Index	5.50%
Multi-Asset Credit Blended Benchmark Index	9.65%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 0.91% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class R6 (GMRQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of October 21, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$9Footnote Reference1	0.24%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period October 21, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

How did the Fund perform last period and what affected its performance?

Class R6 shares of the GMO Multi-Asset Credit Fund returned +2.75% (net) for the period from commencement of operations on October 21, 2025 to the end of the fiscal year on February 28, 2026, as compared with +2.28% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
10/21/2025	$10,000	$10,000	$10,000	$10,000
10/2025	$10,000	$9,931	$10,019	$9,981
11/2025	$10,080	$9,992	$10,072	$10,038
12/2025	$10,100	$9,978	$10,133	$10,070
01/2026	$10,173	$9,988	$10,188	$10,115
02/2026	$10,275	$10,152	$10,239	$10,228

Average Annual Total Returns

Table Summary
AATR	Since 10/21/2025 (commencement of operations)
Class R6	2.75%
Bloomberg U.S. Aggregate Index	1.52%
SOFR Index Plus 3% Index	2.39%
Multi-Asset Credit Blended Benchmark Index	2.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 1.01% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.60% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Multi-Asset Credit Fund

Class I (GMIQX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Multi-Asset Credit Fund for the period of September 4, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class I	$16Footnote Reference1	0.32%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period September 4, 2025 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

How did the Fund perform last period and what affected its performance?

Class I shares of the GMO Multi-Asset Credit Fund returned +4.14% (net) for the period from commencement of operations on September 4, 2025 to the end of the fiscal year on February 28, 2026, as compared with +4.34% for the Multi-Asset Credit Blended Benchmark. The benchmark is an equal-weighted index comprised of Bloomberg U.S. High Yield, Bloomberg U.S. Corporate, Bloomberg U.S. Securitized and J.P. Morgan EMBI Global Diversified indices.

The Fund underperformed the benchmark over the period, driven primarily by negative contributions from credit allocation and duration positioning, which more than offset gains from credit selection.

Within the credit allocation category, the largest detractor was an underweight position in Emerging markets debt, followed by the Fund’s defensive positioning via U.S. Treasuries. Conversely, underweight positions in Investment Grade and High Yield contributed positively, though not sufficiently to offset credit allocations losses elsewhere.

Duration positioning also detracted from relative performance. The strategy targets a lower level of interest rate duration on average than the blended benchmark, which negatively impacted relative returns during the period as Treasury rates rallied.

Credit selection contributed positively overall, led by positions in Emerging markets debt and Structured products, with additional positive contributions from selection within High Yield and Investment Grade credit.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Index	SOFR Index Plus 3% Index	Multi-Asset Credit Blended Benchmark Index
09/04/2025	$10,000	$10,000	$10,000	$10,000
09/2025	$10,053	$10,064	$10,051	$10,093
10/2025	$10,134	$10,126	$10,111	$10,181
11/2025	$10,216	$10,189	$10,164	$10,239
12/2025	$10,237	$10,174	$10,226	$10,273
01/2026	$10,311	$10,185	$10,281	$10,318
02/2026	$10,414	$10,352	$10,333	$10,434

Average Annual Total Returns

Table Summary
AATR	Since 9/4/2025 (commencement of operations)
Class I	4.14%
Bloomberg U.S. Aggregate Index	3.52%
SOFR Index Plus 3% Index	3.33%
Multi-Asset Credit Blended Benchmark Index	4.34%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

The gross expense ratio of 1.13% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Key Fund Statistics

Table Summary
Total Net Assets	$195,748,735
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%Footnote Reference*
Total Advisory Fees Paid, Net	$40,726
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 42%.

February 28, 2026

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	87.0
GMO Implementation FundsFootnote Reference*	15.5
Short-Term Investments	0.1
Other	(2.6)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Opportunistic Income Fund, Class VI	43.7
GMO High Yield Fund, Class VI	14.6
GMO Emerging Country Debt Fund, Class VI	12.0
GMO MAC Implementation Fund	11.7
GMO Systematic Investment Grade Credit ETF	9.7
GMO Ultra-Short Income ETF	4.8
GMO U.S. Treasury Fund, Class VI	3.5
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Strategic Opportunities Allocation Fund

Class III (GBATX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$2Footnote Reference1	0.02%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Strategic Opportunities Allocation Fund returned +32.13% (net) for the fiscal year ended February 28, 2026, as compared with +17.47% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index).

The Fund held an average of 69% in equities over the period, and its 41.2% return comfortably beat the MSCI World return of 21.3%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial tailwind as the U.S. underperformed. Security selection was also strong, particularly in developed ex-U.S. markets. The Fund’s circa 19% off-benchmark position in alternatives had a small negative impact on relative performance as it modestly lagged the Fund benchmark with a 15.5% return. The Fund held an average of 13% in fixed income, and good absolute and relative performance in emerging market debt ensured outperformance of the benchmark. The Fund’s Fixed Income exposures posted 10.9%, nicely ahead of the 6.3% return from the Bloomberg U.S. Aggregate Index.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Fund Performance

Change in Value of a $10,000 Investment

Table Summary
	Class III	Bloomberg U.S. Aggregate Index	GMO Strategic Opportunities Allocation Index*	MSCI World Index
2016	$10,000	$10,000	$10,000	$10,000
2016	$10,660	$10,092	$10,532	$10,679
2016	$10,752	$10,130	$10,667	$10,848
2016	$10,734	$10,133	$10,713	$10,908
2016	$10,734	$10,315	$10,671	$10,786
2016	$11,053	$10,380	$11,026	$11,242
2016	$11,128	$10,369	$11,029	$11,251
2016	$11,220	$10,362	$11,072	$11,311
2016	$11,099	$10,283	$10,890	$11,092
2016	$10,996	$10,040	$10,943	$11,252
2016	$11,152	$10,054	$11,143	$11,521
2017	$11,406	$10,074	$11,350	$11,799
2017	$11,660	$10,142	$11,606	$12,126
2017	$11,837	$10,136	$11,697	$12,255
2017	$12,008	$10,214	$11,849	$12,437
2017	$12,232	$10,293	$12,060	$12,700
2017	$12,291	$10,283	$12,092	$12,749
2017	$12,526	$10,327	$12,322	$13,054
2017	$12,668	$10,420	$12,362	$13,072
2017	$12,762	$10,370	$12,556	$13,366
2017	$13,058	$10,376	$12,736	$13,618
2017	$13,129	$10,363	$12,938	$13,913
2017	$13,305	$10,410	$13,085	$14,102
2018	$13,900	$10,290	$13,565	$14,846
2018	$13,420	$10,193	$13,111	$14,231
2018	$13,299	$10,258	$12,912	$13,912
2018	$13,177	$10,182	$13,005	$14,081
2018	$13,122	$10,254	$13,090	$14,169
2018	$12,849	$10,242	$13,081	$14,162
2018	$13,173	$10,244	$13,388	$14,605
2018	$13,059	$10,310	$13,534	$14,785
2018	$13,109	$10,244	$13,569	$14,868
2018	$12,373	$10,163	$12,795	$13,776
2018	$12,506	$10,224	$12,923	$13,933
2018	$12,040	$10,411	$12,245	$12,873
2019	$12,845	$10,522	$12,992	$13,875
2019	$12,958	$10,516	$13,283	$14,292
2019	$13,057	$10,718	$13,478	$14,480
2019	$13,330	$10,721	$13,837	$14,993
2019	$12,751	$10,911	$13,300	$14,128
2019	$13,390	$11,048	$13,999	$15,059
2019	$13,300	$11,072	$14,059	$15,134
2019	$12,989	$11,359	$13,934	$14,824
2019	$13,320	$11,299	$14,138	$15,139
2019	$13,698	$11,333	$14,418	$15,525
2019	$13,853	$11,327	$14,718	$15,957
2019	$14,398	$11,319	$15,046	$16,435
2020	$14,040	$11,537	$15,050	$16,335
2020	$13,291	$11,744	$14,163	$14,954
2020	$11,498	$11,675	$12,737	$12,975
2020	$12,416	$11,883	$13,837	$14,393
2020	$12,717	$11,938	$14,354	$15,088
2020	$13,032	$12,013	$14,662	$15,487
2020	$13,506	$12,193	$15,242	$16,228
2020	$13,782	$12,094	$15,975	$17,312
2020	$13,534	$12,088	$15,560	$16,715
2020	$13,343	$12,034	$15,185	$16,202
2020	$14,534	$12,152	$16,678	$18,274
2020	$15,091	$12,169	$17,214	$19,049
2021	$15,208	$12,081	$17,055	$18,859
2021	$15,772	$11,907	$17,321	$19,343
2021	$16,516	$11,758	$17,699	$19,986
2021	$16,701	$11,851	$18,352	$20,916
2021	$17,250	$11,890	$18,582	$21,243
2021	$16,857	$11,973	$18,805	$21,534
2021	$16,666	$12,107	$19,111	$21,920
2021	$16,829	$12,084	$19,458	$22,465
2021	$16,459	$11,980	$18,810	$21,533
2021	$16,635	$11,976	$19,608	$22,752
2021	$16,192	$12,012	$19,300	$22,254
2021	$16,964	$11,981	$19,907	$23,205
2022	$17,019	$11,723	$19,009	$21,977
2022	$16,335	$11,592	$18,596	$21,421
2022	$16,006	$11,270	$18,849	$22,009
2022	$15,432	$10,842	$17,496	$20,181
2022	$15,833	$10,912	$17,534	$20,196
2022	$14,666	$10,741	$16,326	$18,446
2022	$15,108	$11,003	$17,398	$19,911
2022	$14,680	$10,693	$16,730	$19,079
2022	$13,596	$10,231	$15,383	$17,305
2022	$14,157	$10,098	$16,161	$18,548
2022	$15,403	$10,469	$17,153	$19,837
2022	$15,064	$10,422	$16,587	$18,995
2023	$15,990	$10,743	$17,595	$20,339
2023	$15,668	$10,465	$17,164	$19,850
2023	$15,719	$10,731	$17,671	$20,463
2023	$15,910	$10,796	$17,930	$20,822
2023	$15,507	$10,678	$17,747	$20,614
2023	$16,212	$10,640	$18,536	$21,861
2023	$16,759	$10,633	$19,000	$22,595
2023	$16,456	$10,565	$18,629	$22,056
2023	$16,284	$10,296	$17,908	$21,104
2023	$15,849	$10,134	$17,448	$20,492
2023	$16,779	$10,593	$18,872	$22,413
2023	$17,675	$10,998	$19,747	$23,513
2024	$17,685	$10,968	$19,912	$23,796
2024	$17,931	$10,813	$20,474	$24,804
2024	$18,518	$10,913	$21,011	$25,594
2024	$18,144	$10,637	$20,297	$24,651
2024	$18,795	$10,818	$21,063	$25,751
2024	$18,550	$10,920	$21,434	$26,275
2024	$19,164	$11,175	$21,842	$26,738
2024	$19,400	$11,336	$22,354	$27,445
2024	$19,572	$11,488	$22,736	$27,948
2024	$18,831	$11,203	$22,256	$27,393
2024	$18,960	$11,321	$23,081	$28,650
2024	$18,647	$11,136	$22,536	$27,904
2025	$19,099	$11,195	$23,162	$28,888
2025	$19,269	$11,441	$23,164	$28,680
2025	$19,291	$11,446	$22,393	$27,403
2025	$19,405	$11,491	$22,564	$27,647
2025	$19,981	$11,408	$23,526	$29,283
2025	$20,626	$11,584	$24,378	$30,547
2025	$20,730	$11,553	$24,597	$30,940
2025	$21,556	$11,691	$25,152	$31,747
2025	$21,945	$11,819	$25,827	$32,768
2025	$22,221	$11,893	$26,255	$33,424
2025	$22,873	$11,967	$26,351	$33,519
2025	$23,272	$11,949	$26,501	$33,789
2026	$24,333	$11,962	$26,953	$34,546
2026	$25,459	$12,158	$27,211	$34,799

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class III†	32.13%	10.05%	9.80%
Bloomberg U.S. Aggregate Index	6.26%	0.42%	1.97%
GMO Strategic Opportunities Allocation Index*	17.47%	9.46%	10.53%
MSCI World Index	21.33%	12.46%	13.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2026.

†Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.95% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

*The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2025. The net expense ratio of 0.84% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$71,289,543
Number of Portfolio Holdings	21
Portfolio Turnover Rate	31%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 37%.

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
International Equity Funds	44.3
U.S. Equity Funds	23.5
Alternative Funds	18.1
Implementation FundsFootnote Reference*	11.6
Short-Term Investments	1.2
Fixed Income Funds	1.1
Debt Obligations	0.3
Common Stocks	0.0
Other	(0.1)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Top Ten Holdings

% of InvestmentsFootnote Reference**

Table Summary
GMO Alternative Allocation Fund, Class VI	18.3
GMO International Equity Fund, Class IV	17.9
GMO Asset Allocation Bond Fund, Class VI	9.6
GMO International Opportunistic Value Fund, Class IV	8.4
GMO U.S. Opportunistic Value Fund, Class VI	7.9
GMO U.S. Equity Fund, Class VI	7.8
GMO-Usonian Japan Value Creation Fund, Class VI	7.6
GMO Emerging Markets Fund, Class VI	6.0
GMO Quality Fund, Class VI	3.3
GMO Emerging Markets ex-China Fund, Class VI	2.4
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

GMO Emerging Country Debt Shares Fund

Class I (GMAJX)

Annual Shareholder Report - February 28, 2026

This annual shareholder report contains important information about GMO Emerging Country Debt Shares Fund for the period of January 13, 2026 to February 28, 2026. You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class I	$3Footnote Reference1	0.20%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period January 13, 2026 (commencement of operations) through February 28, 2026. The costs would have been higher had the Class operated the full year.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

How did the Fund perform last period and what affected its performance?

Class I of the GMO Emerging Country Debt Shares Fund returned +3.30% (net) for the period from January 13, 2026 (commencement of operations) through February 28, 2026, as compared with +2.00% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries widened by 6 basis points to 259 basis points during the period, and the yield on the 10-year U.S. Treasury bond fell by 24 basis points to 3.94%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Venezuela, Argentina, Gabon, and Romania, and underweights in Indonesia and United Arab Emirates.

In terms of security selection, positive alpha was driven by the holding of bonds in on-benchmark countries such as Venezuela, Argentina, Turkey, and Brazil. These gains were partly offset by negative alpha from security selection in Peru, Bahrain, and Gabon. Security selection in off-benchmark countries, including South Korea, Lao People’s Democratic Republic, and Republic of Congo, also contributed positively during the period. Within quasi-sovereign security selection, the portfolio had positive alpha from positions in Venezuela, Turkey, and Brazil, while holdings in Peru, India, and Chile detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

February 28, 2026

Key Fund Statistics

Table Summary
Total Net Assets	$26,565,797
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$731

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Table Summary
GMO Fixed Income Funds	100.0
Short-Term Investments	6.5
Other	(6.5)

Top Ten Holdings

% of InvestmentsFootnote Reference*

Table Summary
GMO Emerging Country Debt Fund, Class III	100.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/mutual-fund-documents/ or scan the QR code.

Phone: (617) 346-7646 (collect)

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by the report, has adopted a Code of Ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”).

(b)	No disclosures are required by this Item 2(b).

(c)	During the period covered by this report, there were no substantive amendments to the provisions of the Code of Ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2026 and 2025 were $1,628,024 and $1,714,873, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2026 and 2025 for services rendered by PricewaterhouseCoopers LLP that are related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item were $50,800 and $51,113, respectively. The aggregate fees billed in 2026 and 2025 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for assurance services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $416,710 and $423,857, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2026 and 2025 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $845,827 and $1,163,107, respectively. The aggregate fees billed in 2026 and 2025 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2026 and 2025.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)(2)	None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2026 and 2025 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,313,337 and $1,673,077, respectively. For the fiscal year ended February 29, 2025, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

(i)	Not applicable.

(j)	Not applicable.

*	Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments for each series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

GMO Trust

Annual Financial Statements and Other Information

February 28, 2026

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

International Equity Fund

International Opportunistic Value Fund

Japan Value Creation Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 93.7%

	Australia — 0.8%
320,055	Clean TeQ Water Ltd. * (a)	83,147
407,488	IGO Ltd. *	2,492,415
276,972	Paladin Energy Ltd. * (a)	2,639,185

	Total Australia	5,214,747

	Brazil — 1.6%
1,661,280	Klabin SA	6,662,619
316,431	Suzano SA	3,580,025

	Total Brazil	10,242,644

	Canada — 5.5%
476,293	Anaergia, Inc. * (a)	768,186
475,083	Capstone Copper Corp. *	4,914,352
186,405	First Quantum Minerals Ltd. *	5,581,013
1,925,700	Greenlane Renewables, Inc. *	338,820
421,849	Ivanhoe Mines Ltd. – Class A* (a)	4,824,489
1,008,392	Largo, Inc. * (a)	1,715,091
1,085,613	NexGen Energy Ltd. * (a)	13,848,221
169,696	Northland Power, Inc. (a)	2,719,515

	Total Canada	34,709,687

	China — 2.0%
203,386	BYD Co. Ltd. – Class H	2,451,838
3,317,060	CECEP Solar Energy Co. Ltd. – Class A	2,819,403
786,566	CMOC Group Ltd. – Class H	2,419,820
1,747,448	Goldwind Science & Technology Co. Ltd. – Class H	3,450,309
200	Xuji Electric Co. Ltd. – Class A	929
312,776	Yutong Bus Co. Ltd. – Class A	1,353,237

	Total China	12,495,536

	Denmark — 2.9%
58,018	Rockwool AS – B Shares	1,923,733
636,899	Vestas Wind Systems AS	16,281,874

	Total Denmark	18,205,607

	Finland — 3.1%
150,925	Kemira OYJ	3,657,355
622,863	Neste OYJ	15,564,630

	Total Finland	19,221,985

	France — 8.1%
103,218	Alstom SA *	3,433,741
85,343	Nexans SA	12,259,695
21,907	Schneider Electric SE	7,159,422
99,029	STMicroelectronics NV (a)	3,300,303
919,263	Valeo SE	13,256,701
267,344	Veolia Environnement SA	11,321,142

	Total France	50,731,004

Shares	Description	Value ($)

	Germany — 3.4%
113,331	E.ON SE	2,636,169
216,136	Infineon Technologies AG	11,648,612
55,017	Knorr-Bremse AG	7,200,969

	Total Germany	21,485,750

	Italy — 0.8%
205,173	Enel SpA	2,467,194
82,736	ERG SpA (a)	2,437,888

	Total Italy	4,905,082

	Japan — 3.1%
23,481	Daikin Industries Ltd.	2,983,377
114,906	GS Yuasa Corp.	4,081,533
132,309	Kansai Electric Power Co., Inc.	2,389,733
312,481	Renesas Electronics Corp.	5,893,017
100,039	Yokogawa Electric Corp.	3,990,254

	Total Japan	19,337,914

	Mexico — 0.4%
2,160,597	Orbia Advance Corp. SAB de CV *	2,549,259

	Netherlands — 0.2%
34,000	Arcadis NV	1,202,485

	Norway — 2.6%
443,834	Austevoll Seafood ASA	4,584,724
127,901	Bakkafrost P/F	6,133,042
283,337	Cadeler AS *	1,820,395
145,822	Mowi ASA	3,444,811

	Total Norway	15,982,972

	Portugal — 0.4%
471,500	EDP SA	2,508,637

	Russia — 0.0%
7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—
120,856	PhosAgro PJSC * (b) (c)	—
2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 7.3%
68,624	CS Wind Corp.	2,561,124
97,436	LG Chem Ltd.	28,332,239
44,907	Samsung SDI Co. Ltd. *	14,558,614

	Total South Korea	45,451,977

	Spain — 1.6%
10,507	Acciona SA (a)	3,049,314
59,594	Endesa SA	2,431,209
100,456	Iberdrola SA	2,371,089
113,085	Redeia Corp. SA	2,102,308

	Total Spain	9,953,920

1	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Switzerland — 1.1%
100,141	Landis & Gyr Group AG	6,836,498

	Thailand — 0.4%
26,436,811	Energy Absolute PCL NVDR *	2,565,081

	Ukraine — 0.2%
219,994	Kernel Holding SA *	1,295,750

	United Kingdom — 1.7%
112,730	Anglo American PLC	5,624,389
460,000	Lifezone Metals Ltd. *	2,139,000
139,643	National Grid PLC	2,612,252

	Total United Kingdom	10,375,641

	United States — 46.5%
52,955	Advanced Drainage Systems, Inc.	9,073,310
166,973	Aemetis, Inc. * (a)	237,102
54,398	AGCO Corp.	7,425,327
142,011	Albemarle Corp.	25,373,105
43,821	Alcoa Corp.	2,720,408
526,763	Ameresco, Inc. – Class A*	16,045,201
2,142,446	Array Technologies, Inc. *	16,239,741
71,755	Axcelis Technologies, Inc. *	5,927,681
129,332	BorgWarner, Inc.	7,445,643
113,452	Carrier Global Corp.	7,306,309
3,259,274	Clean Energy Fuels Corp. *	7,365,959
190,676	CNH Industrial NV	2,345,315
20,422	Consolidated Edison, Inc.	2,297,883
64,901	Corteva, Inc.	5,199,868
762,532	Darling Ingredients, Inc. *	40,536,201
4,636	Deere & Co.	2,919,336
36,826	Edison International	2,752,375
30,330	EnerSys	5,039,330
46,048	Exelon Corp.	2,277,995
41,124	First Solar, Inc. *	8,109,653
99,093	Freeport-McMoRan, Inc.	6,746,251
659,372	Gevo, Inc. *	1,200,057
94	GrafTech International Ltd. *	653
877,298	Green Plains, Inc. *	12,045,302
14,916	Hubbell, Inc.	7,631,473
100,121	Itron, Inc. *	9,406,368
57,617	Nextpower, Inc. – Class A*	6,055,547
68,277	ON Semiconductor Corp. *	4,539,055
37,282	Ormat Technologies, Inc.	3,866,143
23,290	Owens Corning	2,843,010
11,215	Pentair PLC	1,112,416
73,516	Rayonier, Inc. – (REIT)	1,579,859
641,226	SolarEdge Technologies, Inc. * (a)	22,699,400
1,542,218	Sunrun, Inc. *	20,434,388
18,616	TE Connectivity PLC	4,284,472
5,424	Trane Technologies PLC	2,507,624
9,982	Valmont Industries, Inc.	4,591,021

Shares	Description	Value ($)

	United States — continued
126,292	Weyerhaeuser Co. – (REIT)	3,097,943

	Total United States	291,278,724

	TOTAL COMMON STOCKS (COST $575,550,825)	586,550,900

	PREFERRED STOCKS (d) —3.4%

	Chile — 3.4%
281,883	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	21,507,673

	TOTAL PREFERRED STOCKS (COST $12,676,202)	21,507,673

	INVESTMENT FUNDS — 2.7%

	United States — 2.7%
3,385,919	GMO U.S. Treasury Fund, Class VI (e)	16,963,453

	TOTAL INVESTMENT FUNDS (COST $16,963,453)	16,963,453

	RIGHTS/WARRANTS — 0.1%

	France — 0.1%
114,522	Waga Energy SA Conditional Price Supplement Right * (b)	290,936
114,522	Waga Energy SA Price Adjustment Right * (b)	—

	Total France	290,936

	TOTAL RIGHTS/WARRANTS (COST $0)	290,936

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
206,079	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (f)	206,079

	TOTAL SHORT-TERM INVESTMENTS (COST $206,079)	206,079

	TOTAL INVESTMENTS — 100.0% (Cost $605,396,559)	625,519,041
	Other Assets and Liabilities (net) — 0.0%	295,290

	TOTAL NET ASSETS — 100.0%	$625,814,331

See accompanying notes to the financial statements.	5

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2025

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—
PhosAgro PJSC	08/09/19	5,614,147	0.0%	—
PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

3	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Brazil — 4.3%
167,700	Banco Bradesco SA	600,926
56,862	Cia De Sanena Do Parana	500,239
79,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	473,844
24,800	Guararapes Confeccoes SA	48,521
44,100	Neoenergia SA	282,760
3,200	Nexa Resources SA	43,680
130,400	Vale SA Sponsored ADR	2,240,272
10,500	Vivara Participacoes SA	63,801

	Total Brazil	4,254,043

	Colombia — 0.1%
11,300	Ecopetrol SA Sponsored ADR	134,357

	Czech Republic — 0.2%
235	Philip Morris CR AS	229,212

	Egypt — 0.2%
18,997	ElSewedy Electric Co.	30,690
17,950	Orascom Construction PLC	186,466

	Total Egypt	217,156

	Greece — 0.3%
29,977	Eurobank SA	138,897
1,111	Motor Oil Hellas Corinth Refineries SA	48,227
4,066	National Bank of Greece SA	66,141

	Total Greece	253,265

	Hungary — 4.5%
38,246	Magyar Telekom Telecommunications PLC	259,348
59,925	MOL Hungarian Oil & Gas PLC	663,311
21,350	OTP Bank Nyrt	2,632,293
21,502	Richter Gedeon Nyrt	806,603

	Total Hungary	4,361,555

	India — 10.3%
97,017	Ashapura Minechem Ltd.	579,736
281,350	Bharat Petroleum Corp. Ltd.	1,189,787
78,754	Brightcom Group Ltd. *	9,335
35,104	Cipla Ltd.	520,443
40,901	Dr. Reddy’s Laboratories Ltd.	582,043
12,255	GHCL Ltd.	64,623
4,332	Glenmark Pharmaceuticals Ltd.	102,145
4,027	Gujarat State Petronet Ltd.	13,549
200,662	Hindalco Industries Ltd.	2,043,713
50,444	Hindustan Petroleum Corp. Ltd.	243,169
137,618	Indian Oil Corp. Ltd.	282,913
1,075	Kaveri Seed Co. Ltd.	9,002
1,459	KRBL Ltd.	5,461
1,218	Mahanagar Gas Ltd.	16,363
207,667	Manappuram Finance Ltd.	644,364

Shares	Description	Value ($)

	India — continued
22,293	Muthoot Finance Ltd.	821,165
40,661	National Aluminium Co. Ltd.	158,627
688,252	NMDC Ltd.	617,071
433,789	Oil & Natural Gas Corp. Ltd.	1,334,068
1,862	Pokarna Ltd.	18,570
13,729	Rajesh Exports Ltd. *	21,705
52,193	Shriram Finance Ltd.	620,615
18,094	Siyaram Silk Mills Ltd.	105,802
1,169	Vadilal Industries Ltd.	63,417
1,873	West Coast Paper Mills Ltd.	8,782

	Total India	10,076,468

	Indonesia — 3.4%
811,400	Aneka Tambang Tbk. PT	210,975
5,277,900	Astra International Tbk. PT	2,100,066
1,367,300	Indofood Sukses Makmur Tbk. PT	525,759
3,556,400	Perusahaan Gas Negara Persero Tbk. PT	506,749

	Total Indonesia	3,343,549

	Kuwait — 0.8%
309,146	A’ayan Leasing & Investment Co. KSCP	227,096
67,639	Agility Public Warehousing Co. KSCC	30,395
37,370	Combined Group Contracting Co. SAK	118,315
22,878	Mobile Telecommunications Co. KSCP	40,409
290,708	Noor Financial Investment Co. KSC	383,053

	Total Kuwait	799,268

	Mexico — 3.2%
162,210	Cemex SAB de CV Sponsored ADR	2,029,247
25,700	El Puerto de Liverpool SAB de CV – Class C1 (a)	160,688
296,035	Gentera SAB de CV	859,296
2,900	Grupo Mexico SAB de CV – Series B	36,753

	Total Mexico	3,085,984

	Philippines — 0.0%
2,430	GT Capital Holdings, Inc.	28,233

	Russia — 0.0%
4,036,000	Alrosa PJSC * (b) (c)	—
131,280	Evraz PLC * (b) (c)	—
236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—
102,255	Gazprom Neft PJSC * (b) (c)	—
897,812	Gazprom PJSC * (b) (c)	—
783,200	GMK Norilskiy Nickel PAO * (b) (c)	—
6,151,400	Inter RAO UES PJSC * (b) (c)	—
122,088	LUKOIL PJSC * (b) (c)	—
4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	—
88,090	Moscow Exchange MICEX-RTS PJSC * (b) (c)	—
93,370	Novatek PJSC * (b) (c)	—
1,403,510	Novolipetsk Steel PJSC * (b) (c)	—

See accompanying notes to the financial statements.	4

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Russia — continued
4,917	PhosAgro PJSC * (b) (c)	—
95	PhosAgro PJSC GDR * (b) (c)	—
119,020	Polyus PJSC * (b) (c)	—
1	Polyus PJSC GDR * (b) (c)	—
50,074,400	RusHydro PJSC * (b) (c)	—
3,446,432	Sberbank of Russia PJSC * (b) (c)	—
140,607	Severstal PAO GDR (Registered) * (b) (c)	—
2,387,800	Surgutneftegas PAO * (b) (c)	—
657,084	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.5%
1,896	Al Babtain Power & Telecommunication Co.	31,659
35,045	Arab National Bank	192,249
14,441	Banque Saudi Fransi	76,272
23,712	Riyad Bank	174,973
1,649	SABIC Agri-Nutrients Co.	54,352
4,870	Saudi Awwal Bank	44,338
139,910	Saudi National Bank	1,550,184
24,988	Saudi Telecom Co.	278,367

	Total Saudi Arabia	2,402,394

	South Africa — 0.4%
56,222	Ninety One Ltd.	192,293
120,448	Old Mutual Ltd.	124,667
10,910	Omnia Holdings Ltd.	61,240

	Total South Africa	378,200

	South Korea — 22.5%
1,265	DB HiTek Co. Ltd.	84,414
1,436	GS Holdings Corp.	68,630
11,997	Hana Financial Group, Inc.	1,014,793
672	Hankook Tire & Technology Co. Ltd.	34,038
10,237	Hyundai Glovis Co. Ltd.	2,061,221
9,791	Hyundai Mobis Co. Ltd.	3,519,399
22,832	Kia Corp.	3,260,126
2,500	KT&G Corp.	283,267
3,173	LG Electronics, Inc.	320,997
5,572	LX Holdings Corp.	35,219
1,644	ROKIT Healthcare, Inc. *	77,794
20,991	Samsung E&A Co. Ltd.	530,718
48,336	Samsung Electronics Co. Ltd.	7,234,510
9,339	Shinhan Financial Group Co. Ltd.	628,108
1,348	SK Hynix, Inc.	996,700
73,645	Woori Financial Group, Inc.	1,842,936
421	Youngone Corp.	28,266

	Total South Korea	22,021,136

	Taiwan — 30.8%
24,000	Ardentec Corp.	119,908
88,000	ASE Technology Holding Co. Ltd.	1,060,362
55,000	Compeq Manufacturing Co. Ltd.	355,626

Shares	Description	Value ($)

	Taiwan — continued
28,000	Eternal Materials Co. Ltd.	61,257
367,600	Evergreen Marine Corp. Taiwan Ltd.	2,306,963
3,000	Global Brands Manufacture Ltd.	10,308
151,000	Greatek Electronics, Inc.	459,926
133,000	Hannstar Board Corp.	394,255
185,000	Hon Hai Precision Industry Co. Ltd.	1,415,026
30,000	Kung Long Batteries Industrial Co. Ltd.	120,324
26,000	Lite-On Technology Corp.	141,920
2,000	MediaTek, Inc.	123,199
77,528	Nantex Industry Co. Ltd.	67,533
10,000	Phison Electronics Corp.	590,772
1,495,000	Pou Chen Corp.	1,479,583
87,000	Powertech Technology, Inc.	706,506
61,000	Realtek Semiconductor Corp.	933,602
19,000	Sigurd Microelectronics Corp.	90,616
13,000	Sinon Corp.	18,830
270,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,847,508
11,000	TCI Co. Ltd.	46,175
53,000	Tripod Technology Corp.	654,670
11,000	TTY Biopharm Co. Ltd.	29,584
257,000	United Microelectronics Corp.	531,696
7,000	Wan Hai Lines Ltd.	17,109
293,000	Yang Ming Marine Transport Corp.	536,657
63,000	YungShin Global Holding Corp.	110,211
131,000	Zhen Ding Technology Holding Ltd.	866,089

	Total Taiwan	30,096,215

	Thailand — 7.6%
264,100	3BB Internet Infrastructure Fund – Class F	56,881
122,000	AP Thailand PCL NVDR	36,096
77,600	Bangkok Bank PCL NVDR	442,887
244,500	Kasikornbank PCL NVDR	1,580,546
22,400	Kiatnakin Phatra Bank PCL NVDR	55,993
2,007,300	Krung Thai Bank PCL NVDR	2,210,414
68,400	Mega Lifesciences PCL NVDR	83,682
244,800	PTT Exploration & Production PCL NVDR	1,082,801
464,800	PTT PCL NVDR	553,178
71,700	Regional Container Lines PCL NVDR	70,885
266,300	SCB X PCL NVDR	1,271,490
103,200	Sri Trang Gloves Thailand PCL NVDR	29,895

	Total Thailand	7,474,748

	Turkey — 0.3%
11,402	Dogus Otomotiv Servis ve Ticaret AS	56,699
45,614	Mavi Giyim Sanayi Ve Ticaret AS – Class B	47,187
25,275	Turk Hava Yollari AO	177,163

	Total Turkey	281,049

	United Arab Emirates — 1.0%
93,852	Emirates NBD Bank PJSC	843,289

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United Arab Emirates — continued
21,247	First Abu Dhabi Bank PJSC	113,458

	Total United Arab Emirates	956,747

	United Kingdom — 0.8%
18,400	Global Ship Lease, Inc. – Class A	755,872

	Vietnam — 0.9%
94,380	An Binh CJSB *	50,370
6,200	Binh Minh Plastics JSC	37,731
12,207	Masan Consumer Corp.	66,085
33,700	Quang Ngai Sugar JSC	64,049
611,200	Saigon - Hanoi Commercial Joint Stock Bank	374,300
18,600	Saigon Beer Alcohol Beverage Corp.	34,565
95,800	Vietnam Dairy Products JSC	250,856

	Total Vietnam	877,956

	TOTAL COMMON STOCKS (COST $131,680,704)	92,027,407

	PREFERRED STOCKS (d) —4.4%

	Brazil — 3.7%
353,800	Banco Bradesco SA ADR	1,447,042
81,500	Bradespar SA	394,742
634,666	Cia Energetica de Minas Gerais	1,494,279
30,105	Cyrela Brazil Realty SA Empreendimentos e Participacoes*	171,181
24,100	Gerdau SA	98,675
5,712	Itausa SA	15,900

	Total Brazil	3,621,819

	Colombia — 0.7%
9,993	Grupo Cibest SA ADR	678,325
4,679	Grupo de Inversiones Suramericana SA	57,365

	Total Colombia	735,690

	Russia — 0.0%
3,948,700	Surgutneftegas PAO* (b) (c)	—
31,500	Transneft PJSC* (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $6,441,434)	4,357,509

	INVESTMENT FUNDS — 1.6%

	United States — 1.6%
12,210	iShares MSCI Emerging Markets ex China ETF	1,070,573

Shares	Description	Value ($)

	United States — continued
101,031	GMO U.S. Treasury Fund, Class VI (e)	506,163

	Total United States	1,576,736

	TOTAL INVESTMENT FUNDS (COST $1,534,005)	1,576,736

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
48,144	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (f)	48,144

	TOTAL SHORT-TERM INVESTMENTS (COST $48,144)	48,144

	TOTAL INVESTMENTS — 100.2% (Cost $139,704,287)	98,009,796
	Other Assets and Liabilities (net) — (0.2)%	(188,166)

	TOTAL NET ASSETS — 100.0%	$97,821,630

See accompanying notes to the financial statements.	6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$—
Evraz PLC	10/18/21	1,123,522	0.0%	—
Federal Grid Co-Rosseti PJSC	10/18/21	599,930	0.0%	—
Gazprom Neft PJSC	10/18/21	736,459	0.0%	—
Gazprom PJSC	10/18/21	4,325,759	0.0%	—
GMK Norilskiy Nickel PAO	10/18/21	2,530,663	0.0%	—
Inter RAO UES PJSC	10/18/21	435,323	0.0%	—
LUKOIL PJSC	10/18/21	11,826,036	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/18/21	226,996	0.0%	—
Novatek PJSC	10/18/21	2,410,423	0.0%	—
Novolipetsk Steel PJSC	10/18/21	4,328,348	0.0%	—
PhosAgro PJSC	10/18/21	383,565	0.0%	—
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	—
Polyus PJSC	10/18/21	2,285,367	0.0%	—
Polyus PJSC GDR	12/14/22	4	0.0%	—
RusHydro PJSC	10/18/21	555,352	0.0%	—
Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	—
Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	—
Surgutneftegas PAO	10/18/21	1,213,218	0.0%	—
Surgutneftegas PAO	10/18/21	2,172,137	0.0%	—
Tatneft PJSC	10/18/21	4,839,124	0.0%	—
Transneft PJSC	10/18/21	645,776	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.
(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company (Note 10).

(f)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

7	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 93.3%

	Brazil — 2.6%
151,200	Banco Bradesco SA	541,801
236,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,416,141
66,300	Guararapes Confeccoes SA	129,716
20,500	Neoenergia SA	131,442
87,500	Pagseguro Digital Ltd. – Class A	928,375
572,000	Vale SA Sponsored ADR	9,826,960
74,299	Vibra Energia SA	433,634
83,600	Vivara Participacoes SA	507,976

	Total Brazil	13,916,045

	China — 21.5%
2,562,000	361 Degrees International Ltd.	1,847,082
476,000	3SBio, Inc.	1,341,829
1,685	Alibaba Group Holding Ltd. Sponsored ADR (a)	242,825
36,400	Alibaba Group Holding Ltd.	658,721
5,370,000	Bosideng International Holdings Ltd.	3,328,916
8,745,878	China Communications Services Corp. Ltd. – Class H	4,964,797
654,000	China Conch Venture Holdings Ltd.	1,108,931
492,000	China Foods Ltd.	253,027
1,334,500	China Hongqiao Group Ltd.	6,019,233
2,546,000	China Lesso Group Holdings Ltd.	2,221,799
708,000	China Medical System Holdings Ltd.	1,315,920
768,000	China National Building Material Co. Ltd. – Class H	665,885
813,000	China Nonferrous Mining Corp. Ltd.	1,553,967
4,157,000	China Reinsurance Group Corp. – Class H	875,126
496,000	China Sanjiang Fine Chemicals Co. Ltd. *	308,651
56,000	China Shineway Pharmaceutical Group Ltd.	67,054
2,082,600	China Taiping Insurance Holdings Co. Ltd.	6,064,381
2,722,000	Consun Pharmaceutical Group Ltd.	6,258,241
8,032,000	CSPC Pharmaceutical Group Ltd.	10,110,740
810,600	ENN Energy Holdings Ltd.	7,111,770
938,000	Fufeng Group Ltd.	974,195
66,000	Hansoh Pharmaceutical Group Co. Ltd.	293,831
55,500	Hengan International Group Co. Ltd.	206,477
10,248,000	Hua Han Health Industry Holdings Ltd. * (b)	24
1,462,000	Kunlun Energy Co. Ltd.	1,567,184
820,500	Legend Holdings Corp. – Class H*	957,323
1,498,000	Lonking Holdings Ltd.	653,816
986,000	Minth Group Ltd.	5,511,510
544,500	Orient Overseas International Ltd.	10,399,042
1,070,000	PICC Property & Casualty Co. Ltd. – Class H	2,207,779
300,000	Sany Heavy Equipment International Holdings Co. Ltd.	603,268
24,000	Shanghai Industrial Holdings Ltd.	47,056
6,442,000	Sino Biopharmaceutical Ltd.	4,967,636
1,072,000	Sinofert Holdings Ltd.	254,482

Shares	Description	Value ($)

	China — continued
3,300,500	Sinopec Engineering Group Co. Ltd. – Class H	3,337,006
344,400	Sinopharm Group Co. Ltd. – Class H	928,516
998,000	Skyworth Group Ltd. *	893,575
162,000	TCL Electronics Holdings Ltd.	253,540
218,100	Tencent Holdings Ltd.	14,349,633
537,515	Vipshop Holdings Ltd. ADR	9,363,511

	Total China	114,088,299

	Colombia — 0.0%
8,973	Almacenes Exito SA	9,769
2,220	Corp. Financiera Colombiana SA *	10,177
8,900	Ecopetrol SA Sponsored ADR	105,821
1,191	Mineros SA	6,438

	Total Colombia	132,205

	Egypt — 0.2%
78,539	Orascom Construction PLC	815,868

	Greece — 0.6%
418,840	Eurobank SA	1,940,679
5,235	Motor Oil Hellas Corinth Refineries SA	227,245
60,141	National Bank of Greece SA	978,294

	Total Greece	3,146,218

	Hungary — 3.6%
221,818	Magyar Telekom Telecommunications PLC	1,504,157
201,657	MOL Hungarian Oil & Gas PLC	2,232,146
109,406	OTP Bank Nyrt	13,488,928
47,038	Richter Gedeon Nyrt	1,764,534

	Total Hungary	18,989,765

	India — 5.6%
239,845	Ashapura Minechem Ltd.	1,433,222
1,237,859	Bharat Petroleum Corp. Ltd.	5,234,721
44,193	Cipla Ltd.	655,194
18,021	GHCL Ltd.	95,028
753,962	Hindalco Industries Ltd.	7,678,993
217,049	Hindustan Petroleum Corp. Ltd.	1,046,300
259,665	Indian Oil Corp. Ltd.	533,816
235,621	Manappuram Finance Ltd.	731,101
86,093	Muthoot Finance Ltd.	3,171,245
1,708,723	NMDC Ltd.	1,532,002
1,454,493	Oil & Natural Gas Corp. Ltd.	4,473,124
238,487	Shriram Finance Ltd.	2,835,794
62,829	Siyaram Silk Mills Ltd.	367,384

	Total India	29,787,924

	Indonesia — 2.0%
8,674,400	Aneka Tambang Tbk. PT	2,255,459
16,006,400	Astra International Tbk. PT	6,368,916
2,961,700	Indofood Sukses Makmur Tbk. PT	1,138,844
5,491,300	Perusahaan Gas Negara Persero Tbk. PT	782,451

See accompanying notes to the financial statements.	8

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Indonesia — continued
219,400	Tempo Scan Pacific Tbk. PT	35,587

	Total Indonesia	10,581,257

	Kuwait — 0.5%
935,355	A’ayan Leasing & Investment Co. KSCP	687,103
181,589	Agility Public Warehousing Co. KSCC	81,600
100,678	Combined Group Contracting Co. SAK	318,750
69,599	Mobile Telecommunications Co. KSCP	122,933
11,612	National Mobile Telecommunications Co. KSC	61,844
1,066,455	Noor Financial Investment Co. KSC	1,405,221

	Total Kuwait	2,677,451

	Mexico — 2.2%
610,800	Cemex SAB de CV Sponsored ADR	7,641,108
1,246,863	Gentera SAB de CV (a)	3,619,247
26,817	Grupo Financiero Banorte SAB de CV – Class O	304,934
15,900	Grupo Mexico SAB de CV – Series B	201,506

	Total Mexico	11,766,795

	Philippines — 0.1%
10,530	GT Capital Holdings, Inc.	122,344
1,366,700	LT Group, Inc.	370,219
1,495,800	Megaworld Corp.	58,623
42,200	Puregold Price Club, Inc.	30,726
22,700	Robinsons Retail Holdings, Inc.	15,006

	Total Philippines	596,918

	Poland — 0.0%
4	ORLEN SA	129

	Russia — 0.0%
31,701,260	Alrosa PJSC * (b) (c)	—
39,977	Evraz PLC * (b) (c)	—
1,432,600,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—
219,070	Gazprom Neft PJSC * (b) (c)	—
1,250,860	Gazprom PJSC * (b) (c)	—
3,721,200	GMK Norilskiy Nickel PAO * (b) (c)	—
78,536,400	Inter RAO UES PJSC * (b) (c)	—
239,440	LSR Group PJSC * (b) (c)	—
3	LSR Group PJSC GDR * (b) (c)	—
285,469	LUKOIL PJSC * (b) (c)	—
17,490,987	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	—
474,800	Mechel PJSC * (b) (c)	—
4,133,417	Moscow Exchange MICEX-RTS PJSC * (b) (c)	—
10,015,560	Novolipetsk Steel PJSC * (b) (c)	—
11,924	PhosAgro PJSC * (b) (c)	—
230	PhosAgro PJSC GDR * (b) (c)	—
800,940	Polyus PJSC * (b) (c)	—
24,938,000	RusHydro PJSC * (b) (c)	—

Shares	Description	Value ($)

	Russia — continued
13,125,612	Sberbank of Russia PJSC * (b) (c)	—
706,464	Severstal PAO GDR (Registered) * (b) (c)	—
68,353	SFI PJSC * (b) (c)	—
63,500,900	Surgutneftegas PAO * (b) (c)	—
2,860,038	Tatneft PJSC * (b) (c)	—
8,118,000	Unipro PAO * (b) (c)	—
556,430	United Co. RUSAL International PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.1%
48,191	Banque Saudi Fransi	254,528
5,859	Etihad Etisalat Co.	100,290
146,915	Riyad Bank	1,084,098
7,933	SABIC Agri-Nutrients Co.	261,475
27,340	Saudi Awwal Bank	248,913
676,824	Saudi National Bank	7,499,118
161,452	Saudi Telecom Co.	1,798,578

	Total Saudi Arabia	11,247,000

	South Africa — 0.1%
22,327	Ninety One Ltd.	76,364
469,264	Old Mutual Ltd.	485,703

	Total South Africa	562,067

	South Korea — 17.8%
66,176	Hana Financial Group, Inc.	5,597,643
41,089	Hyundai Glovis Co. Ltd.	8,273,275
54,795	Hyundai Mobis Co. Ltd.	19,696,198
3,933	KB Financial Group, Inc.	434,078
101,408	Kia Corp.	14,479,802
13,564	KT&G Corp.	1,536,892
20,033	LG Electronics, Inc.	2,026,643
195	LX Holdings Corp.	1,232
9,610	ROKIT Healthcare, Inc. *	454,744
89,150	Samsung E&A Co. Ltd.	2,253,989
184,307	Samsung Electronics Co. Ltd.	27,585,461
49,775	Shinhan Financial Group Co. Ltd.	3,347,691
350,994	Woori Financial Group, Inc.	8,783,482

	Total South Korea	94,471,130

	Sri Lanka — 0.1%
103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	302,374

	Taiwan — 25.3%
62,000	Ardentec Corp.	309,763
515,000	ASE Technology Holding Co. Ltd.	6,205,530
54,000	Compeq Manufacturing Co. Ltd.	349,160
32,000	Delta Electronics, Inc.	1,443,002
1,624,200	Evergreen Marine Corp. Taiwan Ltd.	10,193,060
273,000	Greatek Electronics, Inc.	831,521
341,000	Hannstar Board Corp.	1,010,835
857,000	Hon Hai Precision Industry Co. Ltd.	6,555,012

9	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Taiwan — continued
326,000	Lite-On Technology Corp.	1,779,454
12,000	MediaTek, Inc.	739,195
48,000	Phison Electronics Corp.	2,835,704
7,337,000	Pou Chen Corp.	7,261,335
446,000	Powertech Technology, Inc.	3,621,860
315,000	Realtek Semiconductor Corp.	4,821,058
1,173,000	Taiwan Semiconductor Manufacturing Co. Ltd.	73,193,044
36,000	TCI Co. Ltd.	151,118
239,000	Tripod Technology Corp.	2,952,190
36,000	TTY Biopharm Co. Ltd.	96,820
1,760,000	United Microelectronics Corp.	3,641,186
47,000	Wan Hai Lines Ltd.	114,875
751,000	Yang Ming Marine Transport Corp.	1,375,528
68,000	Yuanta Financial Holding Co. Ltd.	105,968
66,000	YungShin Global Holding Corp.	115,459
656,000	Zhen Ding Technology Holding Ltd.	4,337,057

	Total Taiwan	134,039,734

	Thailand — 6.9%
915,300	3BB Internet Infrastructure Fund – Class F	197,132
370,900	AP Thailand PCL	109,738
139,900	Bangkok Bank PCL (Foreign Registered)	798,452
67,800	Bangkok Life Assurance PCL NVDR	46,679
164,700	GFPT PCL	51,655
1,325,300	Kasikornbank PCL	8,567,272
10,609,400	Krung Thai Bank PCL	11,682,937
336,300	Mega Lifesciences PCL	411,437
272,600	Pruksa Holding PCL (Foreign Registered)	34,907
908,900	PTT Exploration & Production PCL	4,020,253
3,443,000	PTT PCL	4,097,658
228,600	Regional Container Lines PCL	226,003
1,281,600	SCB X PCL	6,119,196
80,900	Sri Trang Gloves Thailand PCL	23,435
48,100	Thai Vegetable Oil PCL	38,214
249,700	Thaifoods Group PCL	52,186
170,400	TOA Paint Thailand PCL	86,739

	Total Thailand	36,563,893

	Turkey — 0.1%
28,446	Dogus Otomotiv Servis ve Ticaret AS	141,455
253,262	Mavi Giyim Sanayi Ve Ticaret AS – Class B	261,995
33,847	Turk Hava Yollari AO	237,248

	Total Turkey	640,698

	United Arab Emirates — 0.8%
333,630	Emirates NBD Bank PJSC	2,997,770
183,216	First Abu Dhabi Bank PJSC	978,361

	Total United Arab Emirates	3,976,131

	United Kingdom — 0.2%
31,200	Global Ship Lease, Inc. – Class A	1,281,696

Shares	Description	Value ($)

	Vietnam — 1.0%
329,810	An Binh CJSB *	176,017
61,364	Masan Consumer Corp.	332,207
251,400	Quang Ngai Sugar JSC	477,800
3,789,200	Saigon - Hanoi Commercial Joint Stock Bank	2,320,512
115,200	Saigon Beer Alcohol Beverage Corp.	214,079
504,900	Vietnam Dairy Products JSC	1,322,103
111,700	Vietnam Engine & Agricultural Machinery Corp.	151,392
139,800	Vietnam Prosperity JSC Bank	155,393

	Total Vietnam	5,149,503

	TOTAL COMMON STOCKS (COST $666,792,213)	494,733,100

	PREFERRED STOCKS (f) —5.7%

	Brazil — 4.1%
2,611,000	Banco Bradesco SA ADR	10,678,991
430,000	Bradespar SA	2,082,688
3,312,780	Cia Energetica de Minas Gerais	7,799,718
140,613	Cyrela Brazil Realty SA Empreendimentos e Participacoes*	799,545
107,400	Gerdau SA	439,740

	Total Brazil	21,800,682

	Colombia — 0.8%
59,521	Grupo Cibest SA ADR	4,040,285
22,631	Grupo de Inversiones Suramericana SA	277,459

	Total Colombia	4,317,744

	Russia — 0.0%
194,570	Nizhnekamskneftekhim PJSC* (b) (c)	—
79,676,700	Surgutneftegas PAO* (b) (c)	—
86,900	Transneft PJSC* (b) (c)	—

	Total Russia	—

	South Korea — 0.8%
38,953	Samsung Electronics Co. Ltd.	3,912,419

	TOTAL PREFERRED STOCKS (COST $72,242,179)	30,030,845

See accompanying notes to the financial statements.	10

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%
399,792	GMO U.S. Treasury Fund, Class VI (e)	2,002,959

	TOTAL INVESTMENT FUNDS (COST $2,002,959)	2,002,959

	TOTAL INVESTMENTS — 99.4% (Cost $741,037,351)	526,766,904
	Other Assets and Liabilities (net) — 0.6%	3,282,565

	TOTAL NET ASSETS — 100.0%	$530,049,469

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—
Evraz PLC	10/20/21	325,882	0.0%	—
Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—
Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—
Gazprom PJSC	02/15/22	5,498,440	0.0%	—
GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—
Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—
LSR Group PJSC	03/01/19	2,449,446	0.0%	—
LSR Group PJSC GDR	05/06/21	7	0.0%	—
LUKOIL PJSC	08/31/21	26,859,350	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—
Mechel PJSC	11/12/21	883,911	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/23/17	8,713,968	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—
Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—
PhosAgro PJSC	02/09/22	802,829	0.0%	—
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—
Polyus PJSC	07/23/20	17,665,998	0.0%	—
RusHydro PJSC	02/09/22	256,737	0.0%	—
Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—
Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—
SFI PJSC	09/11/18	747,895	0.0%	—
Surgutneftegas PAO	09/17/15	36,354,554	0.0%	—
Surgutneftegas PAO	11/01/18	47,551,568	0.0%	—
Tatneft PJSC	11/02/18	25,364,999	0.0%	—
Transneft PJSC	05/29/20	1,711,599	0.0%	—
Unipro PAO	03/29/18	400,147	0.0%	—
United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
65	MSCI Emerging Market	March 2026	$5,212,025	$124,595

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Investment valued using significant unobservable inputs (Note 2).
(e)	Affiliated company (Note 10).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	12

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Australia — 4.3%
363,760	BHP Group Ltd.	14,759,658
132,540	Brambles Ltd.	2,363,734
1,595,938	Fortescue Ltd.	23,972,935
173,489	GrainCorp Ltd. – Class A	760,330
8,017	JB Hi-Fi Ltd.	468,630
382,137	Perseus Mining Ltd.	1,642,598
29,210	Rio Tinto Ltd.	3,472,485
135,546	Super Retail Group Ltd.	1,496,685

	Total Australia	48,937,055

	Belgium — 1.1%
24,137	Ageas SA	1,791,608
25,386	Bekaert SA	1,310,190
59,734	KBC Group NV	8,089,953
18,036	Melexis NV (a)	1,209,480
29,381	Proximus SADP	242,299

	Total Belgium	12,643,530

	Canada — 1.4%
17,700	Bank of Nova Scotia	1,342,763
147,800	Toronto-Dominion Bank	14,398,053

	Total Canada	15,740,816

	Denmark — 0.2%
279	AP Moller - Maersk AS – Class B	692,716
4,121	Genmab AS *	1,213,331

	Total Denmark	1,906,047

	Finland — 2.4%
3,454,000	Nokia OYJ	26,509,510
43,068	Valmet OYJ	1,442,099

	Total Finland	27,951,609

	France — 8.6%
8,993	Amundi SA	857,868
90,677	ArcelorMittal SA	5,940,150
113,282	BNP Paribas SA	12,719,489
65,713	Cie de Saint-Gobain SA	6,659,471
59,886	Cie Generale des Etablissements Michelin SCA	2,421,862
101,591	Coface SA	1,879,186
94,864	Derichebourg SA	1,052,335
42,854	Eiffage SA	7,389,849
26,762	Ipsen SA	5,224,011
25,959	IPSOS SA	1,052,201
9,886	Legrand SA	1,790,623
34,139	Metropole Television SA	466,501
24,893	Rubis SCA	1,070,692
293,921	Sanofi SA	28,745,857
9,816	Schneider Electric SE	3,207,965
14,681	Societe BIC SA	944,041

Shares	Description	Value ($)

	France — continued
63,687	Societe Generale SA	5,519,153
185,027	STMicroelectronics NV (a)	6,166,326
77,022	STMicroelectronics NV - NY Shares	2,588,709
104,657	Television Francaise 1 SA	896,154
16,565	TotalEnergies SE	1,326,883
35,326	Valeo SE	509,437

	Total France	98,428,763

	Germany — 3.8%
704,373	Deutsche Bank AG (Registered)	24,972,236
163,292	Deutsche Post AG	9,615,470
9,301	DWS Group GmbH & Co. KGaA	655,611
2,953	Hornbach Holding AG & Co. KGaA	298,683
5,326	Indus Holding AG	192,016
40,876	Kloeckner & Co. SE	529,177
24,046	RTL Group SA	1,051,540
23,705	Siemens AG (Registered)	6,854,155

	Total Germany	44,168,888

	Hong Kong — 5.5%
2,156,500	BOC Hong Kong Holdings Ltd.	12,334,649
607,000	CK Asset Holdings Ltd.	3,851,280
2,335,500	CK Hutchison Holdings Ltd.	19,230,035
202,800	Dah Sing Banking Group Ltd.	339,185
26,869	Dah Sing Financial Holdings Ltd.	145,848
936,585	IGG, Inc.	376,855
122,901	Johnson Electric Holdings Ltd.	485,564
197,640	KLN Logistics Group Ltd.	178,783
144,326	Luk Fook Holdings International Ltd.	542,642
730,331	Pacific Textiles Holdings Ltd.	124,043
789,000	SITC International Holdings Co. Ltd.	3,365,642
94,000	Sun Hung Kai Properties Ltd.	1,747,520
229,000	Swire Pacific Ltd. – Class A	2,459,907
278,000	Techtronic Industries Co. Ltd.	4,502,399
658,000	United Laboratories International Holdings Ltd. (a)	1,094,129
730,000	VSTECS Holdings Ltd.	739,474
72,700	VTech Holdings Ltd.	598,795
8,594,515	WH Group Ltd.	10,804,562

	Total Hong Kong	62,921,312

	Israel — 1.5%
700,133	Bank Hapoalim BM	17,670,040

	Italy — 3.0%
89,405	Anima Holding SpA	726,928
55,598	Banca IFIS SpA	1,612,522
442,454	Banco BPM SpA	6,517,412
153,818	BPER Banca SpA	2,166,362
66,604	Esprinet SpA	476,016
386,365	Intesa Sanpaolo SpA	2,651,062
797,446	Unipol Assicurazioni SpA	19,839,256

	Total Italy	33,989,558

13	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — 26.7%
38,420	AOKI Holdings, Inc.	445,306
168,796	Brother Industries Ltd.	3,486,656
13,800	Canon Marketing Japan, Inc.	618,191
52,300	Credit Saison Co. Ltd.	1,592,457
102,000	Daido Steel Co. Ltd. (a)	1,554,558
66,290	Daiwabo Holdings Co. Ltd.	1,356,283
86,200	Denso Corp.	1,236,790
55,000	Ebara Corp.	1,931,787
17,100	Fuji Electric Co. Ltd.	1,515,654
29,118	Fuyo General Lease Co. Ltd.	865,456
30,906	Gunze Ltd.	938,058
27,800	Horiba Ltd.	3,733,634
266,600	Inpex Corp.	6,508,428
637,370	ITOCHU Corp.	9,228,369
41,000	Kaga Electronics Co. Ltd.	1,142,686
134,500	Kajima Corp.	6,150,743
124,088	Kanematsu Corp.	1,950,682
529,592	KDDI Corp.	9,097,070
450,400	Komatsu Ltd.	21,619,359
23,193	Komeri Co. Ltd.	544,073
106,000	Kyocera Corp.	1,872,134
637,500	Marubeni Corp.	24,395,700
49,157	MCJ Co. Ltd.	720,977
203,400	Mitsubishi Electric Corp.	7,742,014
169,500	Mitsui & Co. Ltd.	6,354,503
164,400	Murata Manufacturing Co. Ltd.	4,299,046
353,800	NEC Corp.	9,808,496
61,500	NGK Insulators Ltd.	1,801,408
49,426	Nichias Corp. (a)	3,041,796
39,400	Nippon Yusen KK	1,352,850
70,100	Niterra Co. Ltd.	3,534,934
48,300	Nitto Denko Corp.	1,120,098
21,000	ORIX Corp.	737,081
18,400	Osaka Gas Co. Ltd.	768,090
1,731,300	Panasonic Holdings Corp.	27,919,036
82,324	Press Kogyo Co. Ltd.	529,445
119,800	Renesas Electronics Corp.	2,259,284
11,966	San-A Co. Ltd.	238,169
85,400	Sanwa Holdings Corp.	2,260,069
16,500	SCREEN Holdings Co. Ltd.	2,405,325
72,100	Seiko Epson Corp.	976,393
37,695	Seiko Group Corp.	3,185,985
564,812	Sekisui Chemical Co. Ltd.	10,999,096
277,000	Sekisui House Ltd.	6,767,151
238,700	Shionogi & Co. Ltd.	5,636,253
49,100	Sojitz Corp.	2,221,378
34,800	Subaru Corp.	652,747
146,300	Sumitomo Corp.	6,212,358
516,200	Sumitomo Electric Industries Ltd.	34,110,073
727,000	Sumitomo Forestry Co. Ltd.	7,861,206
349,200	Suzuki Motor Corp.	5,281,081
141,100	TDK Corp.	2,179,769
4,400	Tokyo Electron Ltd.	1,238,048
74,200	Tokyo Gas Co. Ltd.	3,642,422

Shares	Description	Value ($)

	Japan — continued
101,975	Tokyu Construction Co. Ltd.	1,042,219
12,428	Towa Pharmaceutical Co. Ltd.	352,699
172,000	Toyo Tire Corp.	5,300,356
577,465	Toyota Tsusho Corp.	25,813,033
33,938	TPR Co. Ltd.	305,922
24,369	Valor Holdings Co. Ltd.	586,225
20,256	Warabeya Nichiyo Holdings Co. Ltd.	445,940
291,400	Yamaha Motor Co. Ltd.	2,317,204
19,300	Yokogawa Electric Corp.	769,819

	Total Japan	306,574,072

	Netherlands — 8.6%
386,453	ABN AMRO Bank NV	12,943,375
36,048	ASML Holding NV - NY Shares (Registered)	52,289,787
78,597	EXOR NV	6,897,603
244,328	ING Groep NV	7,049,579
204,751	NN Group NV	16,793,174
130,811	Signify NV	3,047,742

	Total Netherlands	99,021,260

	Norway — 1.7%
411,726	Elkem ASA	1,325,026
35,331	Europris ASA	337,828
330,122	Hoegh Autoliners ASA	4,598,658
327,331	Norsk Hydro ASA	3,037,116
705,516	Orkla ASA	9,658,548
38,577	Wallenius Wilhelmsen ASA	536,615

	Total Norway	19,493,791

	Portugal — 0.3%
253,973	Navigator Co. SA (a)	1,032,019
156,820	REN - Redes Energeticas Nacionais SGPS SA	712,596
757,857	Sonae SGPS SA	1,804,753

	Total Portugal	3,549,368

	Singapore — 2.7%
245,300	ComfortDelGro Corp. Ltd.	300,304
50,900	DBS Group Holdings Ltd.	2,292,800
381,100	First Resources Ltd.	712,124
814,200	Oversea-Chinese Banking Corp. Ltd.	13,778,851
377,000	Sheng Siong Group Ltd.	783,508
87,700	Venture Corp. Ltd.	1,082,892
882,722	Yangzijiang Financial Holding Ltd.	215,596
882,722	Yangzijiang Maritime Development Ltd. *	434,831
3,410,222	Yangzijiang Shipbuilding Holdings Ltd.	11,656,036

	Total Singapore	31,256,942

	Spain — 7.3%
1,389,043	Banco Bilbao Vizcaya Argentaria SA	32,172,459
1,469,361	Banco Santander SA	18,531,675
432,441	CaixaBank SA	5,329,953

See accompanying notes to the financial statements.	14

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Spain — continued
249,210	Indra Sistemas SA (a)	18,413,234
2,112,101	Mapfre SA (a)	9,817,228

	Total Spain	84,264,549

	Sweden — 0.3%
37,270	Boliden AB *	2,954,308

	Switzerland — 6.3%
317,166	ABB Ltd. (Registered)	29,539,637
119,512	Novartis AG (Registered)	20,094,956
37,502	Roche Holding AG	17,847,255
57,953	Sandoz Group AG ADR (a)	5,101,023
3,995	Zehnder Group AG – Class RG	423,270

	Total Switzerland	73,006,141

	United Kingdom — 12.2%
364,576	3i Group PLC	16,287,755
45,147	British American Tobacco PLC Sponsored ADR	2,828,459
5,125,126	BT Group PLC	14,937,682
83,864	Crest Nicholson Holdings PLC	172,125
488,845	Ferrexpo PLC *	369,716
49,060	Galliford Try Holdings PLC	362,773
243,568	GSK PLC	7,237,206
409,221	GSK PLC Sponsored ADR (a)	24,197,238
103,137	Halfords Group PLC	206,253
128,990	IG Group Holdings PLC	2,262,539
353,555	Imperial Brands PLC	15,835,327
36,276	Kingfisher PLC	182,469
286,855	Rio Tinto PLC Sponsored ADR	28,496,176
109,244	Vesuvius PLC	735,279
1,728,343	Vodafone Group PLC Sponsored ADR	26,547,348

	Total United Kingdom	140,658,345

	TOTAL COMMON STOCKS (COST $838,309,747)	1,125,136,394

	PREFERRED STOCKS (b) —1.0%

	Germany — 1.0%
3,755	Draegerwerk AG & Co. KGaA	398,026
93,264	Volkswagen AG	11,089,149

	Total Germany	11,487,175

	TOTAL PREFERRED STOCKS (COST $11,002,175)	11,487,175

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%
2,059,592	GMO U.S. Treasury Fund, Class VI (c)	10,318,555

	TOTAL INVESTMENT FUNDS (COST $10,318,555)	10,318,555

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
478,763	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (d)	478,763

	TOTAL SHORT-TERM INVESTMENTS (COST $478,763)	478,763

	TOTAL INVESTMENTS — 99.8% (Cost $860,109,240)	1,147,420,887
	Other Assets and Liabilities (net) — 0.2%	2,019,984

	TOTAL NET ASSETS — 100.0%	$1,149,440,871

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company (Note 10).

(d)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

15	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 5.4%
150,794	Aurizon Holdings Ltd.	445,251
274,707	BHP Group Ltd.	11,146,309
293,466	Fortescue Ltd.	4,408,217
5,580	Rio Tinto Ltd.	663,351
87,022	Woodside Energy Group Ltd.	1,776,727

	Total Australia	18,439,855

	Austria — 1.2%
37,911	OMV AG	2,455,881
32,603	Raiffeisen Bank International AG	1,619,714

	Total Austria	4,075,595

	Belgium — 0.2%
10,425	Ageas SA	773,813
6,183	Proximus SADP	50,990

	Total Belgium	824,803

	Canada — 13.7%
9,000	Alimentation Couche-Tard, Inc.	546,182
28,000	Bank of Montreal	4,029,676
56,765	Bank of Nova Scotia (a)	4,299,949
77,800	Bank of Nova Scotia (a)	5,902,089
13,600	Canadian Imperial Bank of Commerce	1,373,809
11,400	Empire Co. Ltd. – Class A	404,334
400	Fairfax Financial Holdings Ltd. (b)	688,464
10,700	IGM Financial, Inc.	532,313
6,490	Magna International, Inc. (a) (b)	409,195
9,500	Magna International, Inc. (a) (b)	599,021
60,874	Manulife Financial Corp. (a)	2,163,462
92,800	Manulife Financial Corp. (a)	3,304,348
13,200	Nutrien Ltd.	992,770
21,200	Open Text Corp. (b)	525,163
43,200	Parex Resources, Inc.	675,846
15,800	Power Corp. of Canada	793,678
7,300	Russel Metals, Inc. (b)	257,096
37,630	Sun Life Financial, Inc. (a)	2,466,646
65,500	Sun Life Financial, Inc. (a) (b)	4,292,878
5,000	Suncor Energy, Inc.	282,431
123,400	Toronto-Dominion Bank	12,021,108

	Total Canada	46,560,458

	Denmark — 0.9%
327	AP Moller - Maersk AS – Class A	800,958
836	AP Moller - Maersk AS – Class B	2,075,665
38,768	H Lundbeck AS	238,163

	Total Denmark	3,114,786

	Finland — 0.3%
27,383	Valmet OYJ	916,899

Shares	Description	Value ($)

	France — 9.9%
1,157	Arkema SA	84,259
19,474	AXA SA	952,319
97,297	BNP Paribas SA	10,924,667
1,831	Capgemini SE	231,396
12,915	Carrefour SA	244,937
21,865	Credit Agricole SA	483,063
69,753	Sanofi SA	6,821,934
6,792	Teleperformance SE	410,677
151,297	TotalEnergies SE	12,119,133
89,457	Valeo SE	1,290,060

	Total France	33,562,445

	Germany — 7.2%
31,996	Bayerische Motoren Werke AG	3,353,291
36,480	Daimler Truck Holding AG	1,840,566
38,210	Deutsche Bank AG (Registered)	1,354,665
74,961	Deutsche Post AG	4,414,088
149,823	Deutsche Telekom AG (Registered)	6,016,914
6,512	DWS Group GmbH & Co. KGaA	459,020
11,395	Evonik Industries AG	198,127
40,335	Fresenius Medical Care AG	1,878,804
9,488	Henkel AG & Co. KGaA	859,308
55,445	Mercedes-Benz Group AG	3,836,163
1,165	Merck KGaA	176,516

	Total Germany	24,387,462

	Hong Kong — 2.7%
212,000	CK Asset Holdings Ltd.	1,345,093
330,000	CK Hutchison Holdings Ltd.	2,717,153
49,500	Kerry Properties Ltd.	159,395
179,000	Sun Hung Kai Properties Ltd.	3,327,724
1,800	VTech Holdings Ltd.	14,826
1,288,500	WH Group Ltd.	1,619,833

	Total Hong Kong	9,184,024

	Ireland — 0.3%
65,640	AIB Group PLC	681,330
20,833	Bank of Ireland Group PLC	405,645

	Total Ireland	1,086,975

	Israel — 1.6%
83,151	Bank Hapoalim BM	2,098,575
38,890	Bank Leumi Le-Israel BM	941,508
59,366	ICL Group Ltd.	281,366
89,787	Israel Discount Bank Ltd. – Class A	1,086,689
6,091	Mizrahi Tefahot Bank Ltd.	456,352
20,354	ZIM Integrated Shipping Services Ltd.	586,806

	Total Israel	5,451,296

	Italy — 1.8%
17,499	Banco BPM SpA	257,763
3,256	Buzzi SpA	187,719

See accompanying notes to the financial statements.	16

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Italy — continued
61,549	Intesa Sanpaolo SpA	422,321
51,439	MFE-MediaForEurope NV – Class A	187,822
102,586	Stellantis NV	832,369
418,689	Telecom Italia SpA*	314,167
16,361	Tenaris SA ADR (b)	890,038
63,013	Tenaris SA	1,722,391
55,646	Unipol Assicurazioni SpA	1,384,389

	Total Italy	6,198,979

	Japan — 22.2%
103,800	Asahi Group Holdings Ltd.	1,130,137
78,200	Asahi Kasei Corp.	921,621
32,500	Brother Industries Ltd.	671,321
4,300	Credit Saison Co. Ltd.	130,929
5,600	Daikin Industries Ltd.	711,508
38,900	Daito Trust Construction Co. Ltd.	895,780
81,900	Daiwa House Industry Co. Ltd.	2,955,482
91,700	Denso Corp.	1,315,704
14,500	FUJIFILM Holdings Corp.	298,178
24,900	Hitachi Construction Machinery Co. Ltd.	1,118,731
252,800	Honda Motor Co. Ltd.	2,532,409
113,494	Honda Motor Co. Ltd. Sponsored ADR (b)	3,422,979
227,100	Inpex Corp.	5,544,126
31,800	Isuzu Motors Ltd.	592,687
179,900	Japan Post Holdings Co. Ltd.	2,342,773
15,600	Kawasaki Kisen Kaisha Ltd. (b)	250,798
66,300	Kirin Holdings Co. Ltd.	1,150,817
98,600	Komatsu Ltd.	4,732,835
137,400	Kubota Corp.	2,792,956
28,900	Mazda Motor Corp. (b)	255,914
177,200	Mitsui & Co. Ltd.	6,643,174
6,900	Mitsui OSK Lines Ltd. (b)	256,022
2,100	MS&AD Insurance Group Holdings, Inc.	58,520
87,500	Nippon Yusen KK	3,004,426
2,700	Niterra Co. Ltd.	136,153
6,605,900	NTT, Inc.	6,462,777
67,800	Ono Pharmaceutical Co. Ltd.	1,165,594
96,700	ORIX Corp.	3,394,083
4,700	Otsuka Holdings Co. Ltd.	323,878
309,900	Panasonic Holdings Corp.	4,997,464
21,200	Ricoh Co. Ltd.	199,175
33,200	Seiko Epson Corp.	449,601
51,200	Sekisui Chemical Co. Ltd.	997,064
42,600	Sekisui House Ltd.	1,040,724
77,400	Shionogi & Co. Ltd.	1,827,591
8,000	Sojitz Corp.	361,935
32,600	Subaru Corp.	611,481
54,500	Sumitomo Corp.	2,314,242
48,900	Sumitomo Forestry Co. Ltd.	528,766
21,500	Suntory Beverage & Food Ltd.	676,126
46,100	Suzuki Motor Corp.	697,187
31,300	Tosoh Corp.	547,003
23,800	Toyo Tire Corp.	733,421

Shares	Description	Value ($)

	Japan — continued
99,000	Toyota Motor Corp.	2,398,607
24,400	Toyota Tsusho Corp.	1,090,695
72,500	Yamaha Motor Co. Ltd.	576,518

	Total Japan	75,259,912

	Netherlands — 1.9%
37,401	ABN AMRO Bank NV	1,252,663
85,286	ING Groep NV	2,460,751
34,086	Koninklijke Ahold Delhaize NV	1,684,318
47,871	Signify NV	1,115,338

	Total Netherlands	6,513,070

	Norway — 2.4%
243,975	Equinor ASA	7,310,506
71,169	Orkla ASA	974,307

	Total Norway	8,284,813

	Portugal — 0.0%
4,483	Sonae SGPS SA	10,676

	Russia — 0.0%
9,800	Surgutneftegas PAO * (c) (d)	—

	Singapore — 0.6%
85,800	Oversea-Chinese Banking Corp. Ltd.	1,452,008
23,600	United Overseas Bank Ltd.	688,588

	Total Singapore	2,140,596

	Spain — 4.8%
440,882	Banco Bilbao Vizcaya Argentaria SA	10,211,533
105,111	Banco Santander SA	1,325,667
205,204	Repsol SA	4,643,883

	Total Spain	16,181,083

	Sweden — 3.1%
32,941	Essity AB – Class B	1,046,354
75,769	Husqvarna AB – Class B	364,344
19,708	Investor AB – B Shares	822,051
3,598	Loomis AB	181,732
53,430	SSAB AB – B Shares	471,770
12,655	Swedbank AB – A Shares	486,117
319,432	Telefonaktiebolaget LM Ericsson – B Shares	3,692,628
85,231	Volvo AB – B Shares	3,316,202

	Total Sweden	10,381,198

	Switzerland — 7.4%
34,890	Adecco Group AG (Registered) (b)	980,882
61,664	Nestle SA (Registered)	6,737,433
23,142	Novartis AG (Registered)	3,891,136
24,531	Novartis AG Sponsored ADR	4,136,417
14,333	Roche Holding AG	6,821,095

17	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Switzerland — continued
1,909	Roche Holding AG – Class BR	946,215
12,024	Sandoz Group AG ADR	1,058,353
616	Swisscom AG (Registered)	577,808

	Total Switzerland	25,149,339

	United Kingdom — 10.0%
50,043	3i Group PLC	2,235,715
168,270	Aberdeen Group PLC	498,609
35,652	Associated British Foods PLC	949,496
4,216	Berkeley Group Holdings PLC	245,158
773,477	BT Group PLC	2,254,375
14,450	DCC PLC	1,007,628
27,814	Drax Group PLC	332,327
67,060	GSK PLC	1,992,573
152,855	GSK PLC Sponsored ADR (b)	9,038,316
436	HSBC Holdings PLC Sponsored ADR	40,618
97,882	HSBC Holdings PLC	1,829,514
18,181	IG Group Holdings PLC	318,902
567,693	ITV PLC	607,682
120,595	J Sainsbury PLC	566,742
322,917	Kingfisher PLC	1,624,282
92,936	Rio Tinto PLC Sponsored ADR	9,232,262
154,344	Schroders PLC	1,215,367

	Total United Kingdom	33,989,566

	TOTAL COMMON STOCKS (COST $231,215,181)	331,713,830

	PREFERRED STOCKS (e) — 1.5%

	Germany — 1.5%
3,509	Bayerische Motoren Werke AG	366,198
22,839	Henkel AG & Co. KGaA	2,240,244
20,785	Volkswagen AG	2,471,350

	Total Germany	5,077,792

	TOTAL PREFERRED STOCKS (COST $4,146,775)	5,077,792

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%
1,934	GMO U.S. Treasury Fund, Class VI (f)	9,692

	TOTAL INVESTMENT FUNDS (COST $9,673)	9,692

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
512,491	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (g)	512,491

	TOTAL SHORT-TERM INVESTMENTS (COST $512,491)	512,491

	TOTAL INVESTMENTS — 99.3% (Cost $235,884,120)	337,313,805
	Other Assets and Liabilities (net) — 0.7%	2,502,815

	TOTAL NET ASSETS — 100.0%	$339,816,620

See accompanying notes to the financial statements.	18

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Surgutneftegas PAO	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(f)	Affiliated company (Note 10).

(g)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

19	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Automobiles & Components — 5.2%
522,900	Isuzu Motors Ltd.	9,745,788
55,800	Musashi Seimitsu Industry Co. Ltd.	1,113,122
214,600	Stanley Electric Co. Ltd.	4,525,427

	Total Automobiles & Components	15,384,337

	Banks — 9.0%
374,500	Sumitomo Mitsui Financial Group, Inc.	14,131,973
357,100	Sumitomo Mitsui Trust Group, Inc.	12,451,677

	Total Banks	26,583,650

	Capital Goods — 30.2%
230,800	AGC, Inc.	10,236,216
191,100	EXEO Group, Inc.	3,661,822
329,600	Fuji Corp.	12,814,596
872,000	Kanematsu Corp.	13,707,973
65,900	Kraftia Corp.	4,458,400
394,900	Mitsubishi Electric Corp.	15,031,079
754,900	Penta-Ocean Construction Co. Ltd.	10,259,842
195,200	THK Co. Ltd.	7,027,106
316,000	TOTO Ltd.	12,314,690

	Total Capital Goods	89,511,724

	Consumer Durables & Apparel — 9.1%
443,900	Mizuno Corp.	11,530,408
561,000	Sega Sammy Holdings, Inc.	9,388,699
784,300	Yamaha Corp.	6,078,091

	Total Consumer Durables & Apparel	26,997,198

	Financial Services — 5.5%
316,800	Credit Saison Co. Ltd.	9,646,090
319,200	Zenkoku Hosho Co. Ltd.	6,573,143

	Total Financial Services	16,219,233

	Food, Beverage & Tobacco — 5.2%
267,000	Morinaga & Co. Ltd.	4,942,869
229,600	NH Foods Ltd.	10,526,805

	Total Food, Beverage & Tobacco	15,469,674

	Health Care Equipment & Services — 4.4%
598,200	H.U. Group Holdings, Inc.	12,866,596

	Insurance — 3.3%
364,300	T&D Holdings, Inc.	9,811,489

	Materials — 4.4%
314,400	Denka Co. Ltd.	7,401,433
537,400	Maruichi Steel Tube Ltd.	5,591,359

	Total Materials	12,992,792

Shares	Description	Value ($)

	Real Estate Management & Development — 1.2%
335,400	Tosei Corp.	3,541,697

	Semiconductors & Semiconductor Equipment — 1.9%
493,100	SUMCO Corp.	5,738,070

	Software & Services — 1.8%
195,400	NEC Corp.	5,417,129

	Technology Hardware & Equipment — 12.5%
398,400	Daiwabo Holdings Co. Ltd.	8,151,199
521,200	FUJIFILM Holdings Corp.	10,717,961
256,100	Jeol Ltd.	11,258,237
155,300	Macnica Holdings, Inc.	2,744,705
286,700	Maxell Ltd.	4,198,324

	Total Technology Hardware & Equipment	37,070,426

	Transportation — 3.1%
143,900	Sankyu, Inc.	9,256,032

	TOTAL COMMON STOCKS (COST $207,411,471)	286,860,047

	INVESTMENT FUNDS — 1.8%

	United States — 1.8%
1,067,777	GMO U.S. Treasury Fund, Class VI (a)	5,349,561

	TOTAL INVESTMENT FUNDS (COST $5,349,561)	5,349,561

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
793,882	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	793,882

	TOTAL SHORT-TERM INVESTMENTS (COST $793,882)	793,882

	TOTAL INVESTMENTS — 98.9% (Cost $213,554,914)	293,003,490

	Other Assets and Liabilities (net) — 1.1%	3,297,828

	TOTAL NET ASSETS — 100.0%	$296,301,318

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	20

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Banks — 3.1%
5,530,510	U.S. Bancorp	302,297,677
819,492	Wells Fargo & Co.	66,747,623

	Total Banks	369,045,300

	Capital Goods — 2.8%
449,203	Knorr-Bremse AG	58,794,497
688,891	Safran SA	277,443,107

	Total Capital Goods	336,237,604

	Consumer Discretionary Distribution & Retail — 4.7%
1,794,119	Amazon.com, Inc.*	376,764,990
1,187,782	TJX Cos., Inc.	192,016,838

	Total Consumer Discretionary Distribution & Retail	568,781,828

	Consumer Durables & Apparel — 1.4%
265,729	LVMH Moet Hennessy Louis Vuitton SE	169,806,229

	Consumer Services — 4.2%
1,186,862	Amadeus IT Group SA	73,409,732
7,288,028	Compass Group PLC	223,184,720
664,557	Hilton Worldwide Holdings, Inc.	207,195,581

	Total Consumer Services	503,790,033

	Financial Services — 3.9%
194,746	Mastercard, Inc. – Class A	100,724,579
781,093	Tradeweb Markets, Inc. – Class A	96,273,618
855,637	Visa, Inc. – Class A	273,923,629

	Total Financial Services	470,921,826

	Food, Beverage & Tobacco — 5.9%
2,431,329	Coca-Cola Co.	198,299,193
1,206,235	Constellation Brands, Inc. – Class A	190,416,257
5,561,834	Diageo PLC	124,732,683
765,283	Magnum Ice Cream Co. NV*	12,118,177
1,730,657	Nestle SA (Registered)	189,092,275

	Total Food, Beverage & Tobacco	714,658,585

	Health Care Equipment & Services — 10.7%
2,618,724	Abbott Laboratories	304,688,537
569,182	Cigna Group	164,960,327
759,284	Elevance Health, Inc.	242,970,880
372,228	Intuitive Surgical, Inc.*	187,420,520
568,962	Quest Diagnostics, Inc.	120,568,738
926,239	UnitedHealth Group, Inc.	271,638,112

	Total Health Care Equipment & Services	1,292,247,114

	Household & Personal Products — 2.0%
3,367,245	Unilever PLC	247,432,158

Shares	Description	Value ($)

	Media & Entertainment — 10.8%
2,010,537	Alphabet, Inc. – Class A	626,805,015
876,664	Meta Platforms, Inc. – Class A	568,236,072
1,219,101	Netflix, Inc.*	117,326,280

	Total Media & Entertainment	1,312,367,367

	Pharmaceuticals, Biotechnology & Life Sciences —14.0%
220,220	Eli Lilly & Co.	231,669,238
42,985,766	Haleon PLC	235,946,225
2,119,707	Johnson & Johnson	526,598,810
1,926,143	Merck & Co., Inc.	238,495,026
1,832,254	Novo Nordisk AS – Class B	69,302,308
762,123	Thermo Fisher Scientific, Inc.	397,149,917

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,699,161,524

	Semiconductors & Semiconductor Equipment — 16.1%
59,165	ASML Holding NV	86,050,058
855,462	Broadcom, Inc.	273,362,882
122,504	KLA Corp.	186,763,473
2,045,200	Lam Research Corp.	478,351,828
9,837,311	Taiwan Semiconductor Manufacturing Co. Ltd.	613,830,123
1,490,013	Texas Instruments, Inc.	316,046,658

	Total Semiconductors & Semiconductor Equipment	1,954,405,022

	Software & Services — 13.0%
1,250,423	Accenture PLC – Class A	260,988,288
26,047	Constellation Software, Inc.	48,132,862
4,153,342	Dassault Systemes SE	90,953,032
1,619,900	Microsoft Corp.	636,199,526
1,438,139	Salesforce, Inc.	280,135,096
1,288,153	SAP SE	258,780,008

	Total Software & Services	1,575,188,812

	Technology Hardware & Equipment — 4.4%
2,027,865	Apple, Inc.	535,721,376

	Transportation — 1.4%
2,243,194	Uber Technologies, Inc.*	169,181,692

	TOTAL COMMON STOCKS (COST $6,728,199,767)	11,918,946,470

	INVESTMENT FUNDS — 1.5%

	United States — 1.5%
36,109,124	GMO U.S. Treasury Fund, Class VI (a)	180,906,709

	TOTAL INVESTMENT FUNDS (COST $180,902,698)	180,906,709

21	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
52,467,933	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	52,467,933

	TOTAL SHORT-TERM INVESTMENTS (COST $52,467,933)	52,467,933

	TOTAL INVESTMENTS — 100.3% (Cost $6,961,570,398)	12,152,321,112
	Other Assets and Liabilities (net) — (0.3)%	(36,856,385)

	TOTAL NET ASSETS — 100.0%	$12,115,464,727

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	22

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 88.2%

	Australia — 0.4%
81,600	Paladin Energy Ltd. *	777,543

	Brazil — 5.2%
603,576	Klabin SA	2,420,662
350,100	Sao Martinho SA	1,226,528
128,400	Suzano SA	1,452,687
243,200	Vale SA	4,196,997

	Total Brazil	9,296,874

	Canada — 11.1%
273,200	Anaergia, Inc. * (a)	440,629
324,900	Capstone Copper Corp. *	3,360,829
40,600	Enerflex Ltd.	911,086
132,300	First Quantum Minerals Ltd. *	3,961,095
290,754	Greenlane Renewables, Inc. *	51,157
294,200	Ivanhoe Mines Ltd. – Class A* (a)	3,364,628
531,300	Largo, Inc. * (a)	903,644
491,800	NexGen Energy Ltd. * (a)	6,273,465
9,100	Precision Drilling Corp. *	789,349

	Total Canada	20,055,882

	China — 1.7%
313,000	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	1,480,175
310,369	Western Mining Co. Ltd. – Class A	1,567,074

	Total China	3,047,249

	Denmark — 2.0%
139,788	Vestas Wind Systems AS	3,573,582

	Finland — 3.7%
46,884	Kemira OYJ	1,136,137
219,884	Neste OYJ	5,494,648

	Total Finland	6,630,785

	France — 2.0%
15,037	Technip Energies NV	651,537
8,989	Vallourec SACA	210,313
65,487	Veolia Environnement SA	2,773,160

	Total France	3,635,010

	Italy — 1.4%
217,036	Saipem SpA (a)	912,544
60,414	Tenaris SA	1,651,350

	Total Italy	2,563,894

	Japan — 1.1%
27,900	Mitsubishi Materials Corp.	1,070,575
9,700	Modec, Inc.	833,749

	Total Japan	1,904,324

Shares	Description	Value ($)

	Netherlands — 0.6%
26,811	SBM Offshore NV	1,035,810

	Norway — 2.8%
125,522	Austevoll Seafood ASA	1,296,619
46,265	Bakkafrost P/F	2,218,476
72,098	DOF Group ASA	959,312
54,160	TGS ASA	647,496

	Total Norway	5,121,903

	South Africa — 0.6%
9,055	Valterra Platinum Ltd.	1,063,166

	United Kingdom — 18.3%
148,785	Anglo American PLC	7,423,265
1,701,701	Glencore PLC *	12,295,835
135,113	Rio Tinto PLC	13,385,609

	Total United Kingdom	33,104,709

	United States — 37.3%
11,100	Advanced Drainage Systems, Inc.	1,901,874
78,519	Aemetis, Inc. * (a)	111,497
22,900	AGCO Corp.	3,125,850
58,900	Albemarle Corp.	10,523,663
122,290	Ameresco, Inc. – Class A*	3,724,953
483,045	Array Technologies, Inc. *	3,661,481
548,520	Clean Energy Fuels Corp. *	1,239,655
56,947	CNH Industrial NV	700,448
33,400	Corteva, Inc.	2,676,008
270,600	Darling Ingredients, Inc. *	14,385,096
1,160	Deere & Co.	730,464
5,900	First Solar, Inc. *	1,163,480
66,800	Freeport-McMoRan, Inc.	4,547,744
275,100	Green Plains, Inc. *	3,777,123
32,400	Helmerich & Payne, Inc.	1,141,128
30,200	Liberty Energy, Inc.	848,318
15,900	Nextpower, Inc. – Class A*	1,671,090
19,094	Rayonier, Inc. – (REIT)	410,330
149,600	SolarEdge Technologies, Inc. * (a)	5,295,840
273,715	Sunrun, Inc. *	3,626,724
2,120	Valmont Industries, Inc.	975,052
46,500	Weyerhaeuser Co. – (REIT)	1,140,645

	Total United States	67,378,463

	TOTAL COMMON STOCKS (COST $158,681,040)	159,189,194

	PREFERRED STOCKS (b) —9.4%

	Brazil — 5.0%
1,858,565	Bradespar SA	9,001,886

23	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Chile — 4.4%
103,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	7,904,680

	TOTAL PREFERRED STOCKS (COST $18,404,560)	16,906,566

	INVESTMENT FUNDS — 2.1%

	United States — 2.1%
775,682	GMO U.S. Treasury Fund, Class VI (c) (d)	3,886,166

	TOTAL INVESTMENT FUNDS (COST $3,886,166)	3,886,166

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
566,138	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (e)	566,138

	TOTAL SHORT-TERM INVESTMENTS (COST $566,138)	566,138

	TOTAL INVESTMENTS — 100.0% (Cost $181,537,904)	180,548,064

	Other Assets and Liabilities (net) — (0.0)%	(75,183)

	TOTAL NET ASSETS — 100.0%	$180,472,881

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company (Note 10).

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	24

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 89.6%

	Argentina — 5.0%
611,208	Vista Energy SAB de CV ADR * (a)	35,291,150
804,767	YPF SA Sponsored ADR * (a)	28,480,704

	Total Argentina	63,771,854

	Australia — 0.5%
735,000	Clean TeQ Water Ltd. * (a)	190,945
324,237	Paladin Energy Ltd. *	3,089,560
519,793	Santos Ltd.	2,504,965

	Total Australia	5,785,470

	Brazil — 4.1%
2,723,709	Klabin SA	10,923,526
1,036,900	Petroreconcavo SA	2,491,877
660,870	PRIO SA *	7,024,443
1,593,582	Sao Martinho SA	5,582,899
603,652	Suzano SA	6,829,575
1,099,180	Vale SA	18,968,976

	Total Brazil	51,821,296

	Canada — 8.7%
654,900	Anaergia, Inc. *	1,056,252
189,779	ARC Resources Ltd.	3,519,965
1,466,200	Capstone Copper Corp. *	15,166,660
213,500	Enerflex Ltd.	4,791,052
596,977	First Quantum Minerals Ltd. *	17,873,642
696,749	Greenlane Renewables, Inc. *	122,591
1,325,782	Ivanhoe Mines Ltd. – Class A* (a)	15,162,347
1,273,509	Largo, Inc. *	2,166,006
2,196,039	NexGen Energy Ltd. * (a)	28,012,960
137,500	Parex Resources, Inc.	2,151,131
45,300	Precision Drilling Corp. *	3,929,398
41,000	Suncor Energy, Inc.	2,315,934
832,500	Tamarack Valley Energy Ltd.	6,219,109
760,145	Whitecap Resources, Inc. (a)	7,590,026

	Total Canada	110,077,073

	China — 1.3%
1,475,400	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	6,977,158
1,418,045	Western Mining Co. Ltd. – Class A	7,159,806
1,398,000	Yankuang Energy Group Co. Ltd. – Class H	2,498,509

	Total China	16,635,473

	Denmark — 1.2%
614,368	Vestas Wind Systems AS	15,705,885

	Finland — 2.4%
214,150	Kemira OYJ	5,189,481
993,858	Neste OYJ	24,835,369

	Total Finland	30,024,850

Shares	Description	Value ($)

	France — 1.3%
74,719	Technip Energies NV	3,237,493
51,647	Vallourec SACA	1,208,371
297,418	Veolia Environnement SA	12,594,678

	Total France	17,040,542

	Hong Kong — 0.3%
40,806,000	United Energy Group Ltd.	3,404,991

	Italy — 1.0%
1,112,989	Saipem SpA (a)	4,679,648
275,947	Tenaris SA	7,542,706

	Total Italy	12,222,354

	Japan — 1.1%
330,200	Japan Petroleum Exploration Co. Ltd.	5,054,535
125,700	Mitsubishi Materials Corp.	4,823,343
45,800	Modec, Inc.	3,936,673

	Total Japan	13,814,551

	Netherlands — 0.4%
120,979	SBM Offshore NV	4,673,875

	Norway — 2.8%
186,472	Aker BP ASA	5,665,509
566,357	Austevoll Seafood ASA	5,850,364
210,340	Bakkafrost P/F	10,086,114
61,659	Bluenord ASA	3,342,749
325,329	DOF Group ASA	4,328,720
291,851	TGS ASA	3,489,150
624,228	Var Energi ASA	2,356,671

	Total Norway	35,119,277

	Pakistan — 0.2%
2,955,862	Oil & Gas Development Co. Ltd.	3,017,911

	Russia — 0.0%
3,574,704	Gazprom Neft PJSC * (b) (c)	—
14,145,410	Gazprom PJSC * (b) (c)	—
23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—
248,399	LUKOIL PJSC * (b) (c)	—
338,098	PhosAgro PJSC * (b) (c)	—
6,533	PhosAgro PJSC GDR * (b) (c)	—
3,476,399	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd. * (a) (b)	3

	South Africa — 0.5%
89,839	Exxaro Resources Ltd.	1,117,880
40,666	Valterra Platinum Ltd.	4,774,679

	Total South Africa	5,892,559

25	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Ukraine — 0.2%
501,341	Kernel Holding SA *	2,952,865

	United Kingdom — 19.6%
658,258	Anglo American PLC	32,842,180
7,743,904	BP PLC	50,191,421
7,635,382	Glencore PLC *	55,170,325
3,406,195	Harbour Energy PLC	11,683,016
1,221,000	Lifezone Metals Ltd. *	5,677,650
605,800	Rio Tinto PLC	60,016,442
777,134	Shell PLC	32,548,605

	Total United Kingdom	248,129,639

	United States — 39.0%
50,187	Advanced Drainage Systems, Inc.	8,599,040
454,920	Aemetis, Inc. *	645,986
104,296	AGCO Corp.	14,236,404
262,398	Albemarle Corp.	46,882,651
555,885	Ameresco, Inc. – Class A*	16,932,257
69,200	APA Corp.	2,101,604
2,179,740	Array Technologies, Inc. *	16,522,429
689,460	California Resources Corp.	40,567,826
18,600	Chord Energy Corp.	2,015,682
2,452,688	Clean Energy Fuels Corp. *	5,543,075
273,940	CNH Industrial NV	3,369,462
331,691	ConocoPhillips	37,633,661
152,507	Corteva, Inc.	12,218,861
234,433	Crescent Energy Co. – Class A	2,733,489
1,221,133	Darling Ingredients, Inc. *	64,915,430
5,560	Deere & Co.	3,501,188
48,100	Devon Energy Corp.	2,093,793
135,300	Expand Energy Corp.	14,601,576
25,400	First Solar, Inc. *	5,008,880
305,508	Freeport-McMoRan, Inc.	20,798,985
1,241,485	Green Plains, Inc. *	17,045,589
53,250	Gulfport Energy Corp. *	11,111,145
146,100	Helmerich & Payne, Inc.	5,145,642
24,120,645	Kosmos Energy Ltd. * (d)	56,201,103
156,603	Liberty Energy, Inc.	4,398,978
40,700	Matador Resources Co.	2,091,980
68,665	Nextpower, Inc. – Class A*	7,216,691
43,200	Ovintiv, Inc.	2,185,488
65,300	Peabody Energy Corp.	2,059,562
122,400	Permian Resources Corp.	2,238,696
102,927	Rayonier, Inc. – (REIT)	2,211,901
497,205	SM Energy Co.	11,500,352
675,059	SolarEdge Technologies, Inc. *	23,897,089
1,234,888	Sunrun, Inc. *	16,362,266
9,600	Valmont Industries, Inc.	4,415,328
212,700	Weyerhaeuser Co. – (REIT)	5,217,531

	Total United States	494,221,620

	TOTAL COMMON STOCKS (COST $1,101,842,404)	1,134,312,088

Shares	Description	Value ($)

	PREFERRED STOCKS (e) —9.5%

	Brazil — 6.7%
8,386,472	Bradespar SA	40,619,546
5,742,148	Petroleo Brasileiro SA - Petrobras	44,053,190

	Total Brazil	84,672,736

	Chile — 2.8%
467,262	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	35,652,091

	Russia — 0.0%
20,237,584	Surgutneftegas PAO* (b) (c)	—
7,494,797	Tatneft PJSC* (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $145,275,432)	120,324,827

	INVESTMENT FUNDS — 0.6%

	United States — 0.6%
1,354,470	GMO U.S. Treasury Fund, Class VI (d)	6,785,891

	TOTAL INVESTMENT FUNDS (COST $6,785,891)	6,785,891

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
358,323	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (f)	358,323

	TOTAL SHORT-TERM INVESTMENTS (COST $358,323)	358,323

	TOTAL INVESTMENTS — 99.7% (Cost $1,254,262,050)	1,261,781,129
	Other Assets and Liabilities (net) — 0.3%	4,070,494

	TOTAL NET ASSETS — 100.0%	$1,265,851,623

See accompanying notes to the financial statements.	26

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—
Gazprom PJSC	09/21/21	65,108,289	0.0%	—
GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—
LUKOIL PJSC	10/15/14	14,600,074	0.0%	—
PhosAgro PJSC	08/26/16	14,566,965	0.0%	—
PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—
Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—
Tatneft PJSC	08/12/20	24,585,036	0.0%	—
Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Affiliated company (Note 10).
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

27	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 97.1%

	Automobiles & Components — 0.9%
144,552	XPEL, Inc.*	6,160,806

	Capital Goods — 19.0%
249,619	AAON, Inc.	25,261,443
134,812	Allegion PLC	21,724,954
57,048	Kadant, Inc.	19,348,970
27,108	Preformed Line Products Co.	6,875,944
43,680	RBC Bearings, Inc.*	25,156,185
410,604	Trex Co., Inc.*	17,007,218
40,113	Woodward, Inc.	15,514,104

	Total Capital Goods	130,888,818

	Commercial & Professional Services — 8.9%
289,535	ACV Auctions, Inc. – Class A*	1,407,140
185,283	Booz Allen Hamilton Holding Corp.	14,605,859
82,962	Clean Harbors, Inc.*	24,324,459
126,270	FTI Consulting, Inc.*	20,761,313

	Total Commercial & Professional Services	61,098,771

	Consumer Discretionary Distribution & Retail — 3.3%
209,563	Ollie’s Bargain Outlet Holdings, Inc.*	22,444,197

	Consumer Durables & Apparel — 3.5%
138,262	Acushnet Holdings Corp.	14,148,350
12,832	Installed Building Products, Inc.	4,205,816
200,559	Malibu Boats, Inc. – Class A*	5,828,245

	Total Consumer Durables & Apparel	24,182,411

	Consumer Services — 3.7%
610,853	Aramark	25,564,198

	Consumer Staples Distribution & Retail — 4.2%
188,566	PriceSmart, Inc.	29,156,075

	Energy — 1.9%
239,660	Cactus, Inc. – Class A	12,941,640

	Financial Services — 8.7%
210,351	Cohen & Steers, Inc.	14,066,171
73,546	Houlihan Lokey, Inc.	12,044,628
138,704	Jack Henry & Associates, Inc.	22,533,852
262,084	StepStone Group, Inc. – Class A	11,306,304

	Total Financial Services	59,950,955

	Food, Beverage & Tobacco — 5.7%
113,814	Brown-Forman Corp. – Class B	3,284,672
72,318	Coca-Cola Consolidated, Inc.	14,637,163
127,359	Marzetti Co.	20,930,178

	Total Food, Beverage & Tobacco	38,852,013

Shares	Description	Value ($)

	Health Care Equipment & Services — 4.4%
47,924	CorVel Corp.*	2,471,920
293,448	Globus Medical, Inc. – Class A*	28,012,546

	Total Health Care Equipment & Services	30,484,466

	Materials — 7.7%
170,451	AptarGroup, Inc.	24,495,513
155,504	Balchem Corp.	28,213,091

	Total Materials	52,708,604

	Media & Entertainment — 4.2%
363,391	New York Times Co. – Class A	28,994,968

	Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
205,523	Bruker Corp.	8,243,528

	Semiconductors & Semiconductor Equipment — 10.0%
206,834	Axcelis Technologies, Inc.*	17,086,557
157,508	Cirrus Logic, Inc.*	22,227,529
133,208	Entegris, Inc.	17,643,399
110,720	Universal Display Corp.	11,812,717

	Total Semiconductors & Semiconductor Equipment	68,770,202

	Software & Services — 3.9%
294,560	Dolby Laboratories, Inc. – Class A	19,608,859
48,825	EPAM Systems, Inc.*	6,884,325

	Total Software & Services	26,493,184

	Technology Hardware & Equipment — 4.9%
116,077	Badger Meter, Inc.	17,693,617
29,649	Fabrinet*	16,177,384

	Total Technology Hardware & Equipment	33,871,001

	Transportation — 1.0%
42,892	Landstar System, Inc.	6,989,252

	TOTAL COMMON STOCKS (COST $597,103,442)	667,795,089

	INVESTMENT FUNDS — 2.9%

	United States — 2.9%
3,990,635	GMO U.S. Treasury Fund, Class VI (a)	19,993,081

	TOTAL INVESTMENT FUNDS (COST $19,993,081)	19,993,081

See accompanying notes to the financial statements.	28

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
287,147	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	287,147

	TOTAL SHORT-TERM INVESTMENTS (COST $287,147)	287,147

	TOTAL INVESTMENTS — 100.0% (Cost $617,383,670)	688,075,317
	Other Assets and Liabilities (net) — (0.0)%	(209,869)

	TOTAL NET ASSETS — 100.0%	$687,865,448

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

29	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Automobiles & Components — 5.9%
1,923	Aptiv PLC*	141,418
48,942	BorgWarner, Inc.	2,817,591
324,781	Ford Motor Co.	4,576,164
8,509	Garrett Motion, Inc.	173,243
49,970	General Motors Co.	3,933,139
18,653	Gentex Corp.	436,480
7,321	Goodyear Tire & Rubber Co.*	60,398
3,077	Lear Corp.	403,856
2,059	Phinia, Inc.	149,545

	Total Automobiles & Components	12,691,834

	Banks — 6.2%
67,963	Bank of America Corp.	3,386,596
1,900	Capital City Bank Group, Inc.	81,406
40,948	Citigroup, Inc.	4,512,060
1,500	First Financial Corp.	95,040
11,123	JPMorgan Chase & Co.	3,340,237
23,241	U.S. Bancorp	1,270,353
8,348	Valley National Bancorp	105,268
6,324	Wells Fargo & Co.	515,090

	Total Banks	13,306,050

	Capital Goods — 4.4%
2,490	Allison Transmission Holdings, Inc.	311,997
772	Caterpillar, Inc.	573,465
4,957	Cummins, Inc.	2,894,243
219	EMCOR Group, Inc.	158,692
1,112	EnerSys	184,759
2,622	Ferguson Enterprises, Inc.	683,713
9,215	Honeywell International, Inc.	2,244,682
5,388	Kennametal, Inc.	217,028
9,868	Mueller Industries, Inc.	1,164,029
839	Northrop Grumman Corp.	607,755
756	Oshkosh Corp.	128,535
2,456	Toro Co.	242,800
1,982	Worthington Enterprises, Inc.	111,012

	Total Capital Goods	9,522,710

	Commercial & Professional Services — 1.2%
1,470	Cimpress PLC*	107,384
12,400	Deluxe Corp.	344,100
4,481	IBEX Holdings Ltd.*	129,501
1,799	ICF International, Inc.	149,551
7,911	Leidos Holdings, Inc.	1,385,216
42,682	Resources Connection, Inc.	160,484
3,000	TrueBlue, Inc.*	12,690
17,919	Upwork, Inc.*	240,473

	Total Commercial & Professional Services	2,529,399

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — 4.1%
24,864	Amazon.com, Inc.*	5,221,440
36,970	eBay, Inc.	3,359,094
4,554	Urban Outfitters, Inc.*	301,475

	Total Consumer Discretionary Distribution & Retail	8,882,009

	Consumer Durables & Apparel — 3.7%
3,033	Carter’s, Inc.	101,757
3,190	Crocs, Inc.*	289,365
1,138	Deckers Outdoor Corp.*	133,453
7,939	DR Horton, Inc.	1,273,336
4,998	Ethan Allen Interiors, Inc.	113,854
3,894	Garmin Ltd.	984,520
4,381	G-III Apparel Group Ltd.	134,015
4,262	KB Home	270,978
11,129	Lennar Corp. – Class A	1,272,713
7,624	Levi Strauss & Co. – Class A	168,948
7,184	Lululemon Athletica, Inc.*	1,330,261
1,084	M/I Homes, Inc.*	154,101
13,007	Mattel, Inc.*	220,469
3,704	PulteGroup, Inc.	508,189
1,858	Ralph Lauren Corp.	673,711
2,770	SharkNinja, Inc.*	340,350
809	Toll Brothers, Inc.	127,207

	Total Consumer Durables & Apparel	8,097,227

	Consumer Services — 0.8%
83	Booking Holdings, Inc.	351,866
2,508	Covista, Inc.*	245,784
42	Graham Holdings Co. – Class B	44,235
3,559	H&R Block, Inc.	108,977
19,707	Perdoceo Education Corp.	657,228
3,898	Stride, Inc.*	328,913

	Total Consumer Services	1,737,003

	Consumer Staples Distribution & Retail — 1.5%
2,615	Dollar General Corp.	408,568
10,375	Kroger Co.	707,990
19,455	Target Corp.	2,213,784

	Total Consumer Staples Distribution & Retail	3,330,342

	Energy — 0.3%
4,555	EOG Resources, Inc.	565,184

	Financial Services — 7.7%
3,097	American Express Co.	956,663
11,337	Bank of New York Mellon Corp.	1,350,237
1,390	Berkshire Hathaway, Inc. – Class B*	701,881
1,850	Bread Financial Holdings, Inc.	131,091
9,260	Capital One Financial Corp.	1,811,626
655	Enact Holdings, Inc.	27,405

See accompanying notes to the financial statements.	30

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Financial Services — continued
4,792	Enova International, Inc.*	666,328
2,301	Federated Hermes, Inc.	128,879
2,179	Goldman Sachs Group, Inc.	1,873,003
16,566	Invesco Ltd.	435,023
6,534	Jackson Financial, Inc. – Class A	715,342
32,641	MGIC Investment Corp.	865,966
3,541	Morgan Stanley	589,612
3,880	NMI Holdings, Inc.*	152,523
208	OneMain Holdings, Inc.	11,444
5,867	PROG Holdings, Inc.	206,577
22,304	Radian Group, Inc.	769,934
8,106	SLM Corp.	151,906
17,714	State Street Corp.	2,278,375
39,414	Synchrony Financial	2,723,902

	Total Financial Services	16,547,717

	Food, Beverage & Tobacco — 5.0%
47,208	Altria Group, Inc.	3,259,240
6,884	Archer-Daniels-Midland Co.	475,271
7,286	Bunge Global SA	879,056
1,254	Cal-Maine Foods, Inc. (a)	109,236
20,830	Coca-Cola Co.	1,698,895
30,119	General Mills, Inc.	1,362,282
27,700	Keurig Dr. Pepper, Inc.	838,756
11,424	Monster Beverage Corp.*	974,467
5,300	PepsiCo, Inc.	899,622
25	Seaboard Corp.	128,318
3,307	Universal Corp.	177,685

	Total Food, Beverage & Tobacco	10,802,828

	Health Care Equipment & Services — 1.3%
1,498	Cardinal Health, Inc.	343,387
1,182	Cigna Group	342,567
26,975	CVS Health Corp.	2,155,302

	Total Health Care Equipment & Services	2,841,256

	Household & Personal Products — 1.2%
3,889	Colgate-Palmolive Co.	385,556
4,826	Kimberly-Clark Corp.	537,809
9,785	Procter & Gamble Co.	1,636,052

	Total Household & Personal Products	2,559,417

	Insurance — 1.6%
7,345	Allstate Corp.	1,575,650
8,840	Hartford Insurance Group, Inc.	1,244,937
5,454	Heritage Insurance Holdings, Inc.*	152,003
1,300	Travelers Cos., Inc.	401,232

	Total Insurance	3,373,822

	Materials — 1.5%
2,150	Commercial Metals Co.	157,595
694	NewMarket Corp.	434,451

Shares	Description	Value ($)

	Materials — continued
13,812	Nucor Corp.	2,443,067
2,914	Solstice Advanced Materials, Inc.	228,778

	Total Materials	3,263,891

	Media & Entertainment — 7.9%
14,790	Alphabet, Inc. – Class A	4,610,930
22,136	Alphabet, Inc. – Class C	6,893,815
8,546	Meta Platforms, Inc. – Class A	5,539,346
3,317	Yelp, Inc.*	73,936

	Total Media & Entertainment	17,118,027

	Pharmaceuticals, Biotechnology & Life Sciences — 9.7%
62,056	Altimmune, Inc.*	267,461
17,931	Bristol-Myers Squibb Co.	1,118,357
26,020	Exelixis, Inc.*	1,146,441
283	Gilead Sciences, Inc.	42,153
25,208	Johnson & Johnson	6,262,423
48,444	Merck & Co., Inc.	5,998,336
176,412	Pfizer, Inc.	4,877,792
1,535	Regeneron Pharmaceuticals, Inc.	1,199,864

	Total Pharmaceuticals, Biotechnology & Life Sciences	20,912,827

	Semiconductors & Semiconductor Equipment — 18.2%
5,019	ACM Research, Inc. – Class A*	279,458
5,204	Advanced Micro Devices, Inc.*	1,041,893
10,100	Applied Materials, Inc.	3,760,230
8,104	Axcelis Technologies, Inc.*	669,472
2,919	Broadcom, Inc.	932,767
3,851	Cirrus Logic, Inc.*	543,453
2,026	KLA Corp.	3,088,738
25,392	Lam Research Corp.	5,938,935
91,006	NVIDIA Corp.	16,125,353
2,602	NXP Semiconductors NV	590,680
3,872	Photronics, Inc.*	144,929
23,224	Qnity Electronics, Inc.	2,943,874
17,084	QUALCOMM, Inc.	2,432,078
14,845	Skyworks Solutions, Inc.	884,465

	Total Semiconductors & Semiconductor Equipment	39,376,325

	Software & Services — 4.8%
2,891	Accenture PLC – Class A	603,410
20,379	Cognizant Technology Solutions Corp. – Class A	1,313,019
9,259	International Business Machines Corp.	2,224,104
15,750	Microsoft Corp.	6,185,655

	Total Software & Services	10,326,188

	Technology Hardware & Equipment — 8.9%
44,013	Apple, Inc.	11,627,354

31	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares / Par Value†	Description	Value ($)

	Technology Hardware & Equipment — continued
70,107	Cisco Systems, Inc.	5,570,702
3,094	Ralliant Corp.	141,984
8,017	TE Connectivity PLC	1,845,113

	Total Technology Hardware & Equipment	19,185,153

	Telecommunication Services — 1.5%
65,345	Verizon Communications, Inc.	3,276,398

	Transportation — 1.7%
314	FedEx Corp.	121,518
1,494	Matson, Inc.	248,198
29,482	United Parcel Service, Inc. – Class B	3,418,733

	Total Transportation	3,788,449

	Utilities — 0.1%
8,217	UGI Corp.	307,398

	TOTAL COMMON STOCKS (COST $181,654,632)	214,341,454

	DEBT OBLIGATIONS — 0.0%

	U.S. Government — 0.0%
56,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (b)	56,066

	TOTAL DEBT OBLIGATIONS (COST $56,015)	56,066

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%
219,682	GMO U.S. Treasury Fund, Class VI (c) (d)	1,100,608

	TOTAL INVESTMENT FUNDS (COST $1,100,608)	1,100,608

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
209,119	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (e)	209,119

	TOTAL SHORT-TERM INVESTMENTS (COST $209,119)	209,119

	TOTAL INVESTMENTS — 99.8% (Cost $183,020,374)	215,707,247
	Other Assets and Liabilities (net) — 0.2%	423,327

	TOTAL NET ASSETS — 100.0%	$216,130,574

See accompanying notes to the financial statements.	32

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
1	S&P 500 E-Mini	March 2026	$344,450	$(69)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Affiliated company (Note 10).

(d)	All or a portion of this security is purchased with collateral from securities loaned.
(e)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

33	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 99.4%

	Automobiles & Components — 2.9%
6,834	Aptiv PLC*	502,572
9,944	BorgWarner, Inc.	572,476
175,512	Ford Motor Co.	2,472,964
47,041	General Motors Co.	3,702,597
14,419	Lear Corp.	1,892,494

	Total Automobiles & Components	9,143,103

	Banks — 9.6%
146,553	Bank of America Corp.	7,302,736
35,330	Citigroup, Inc.	3,893,013
10,047	Fifth Third Bancorp	497,025
38,025	Huntington Bancshares, Inc.	638,820
17,682	JPMorgan Chase & Co.	5,309,905
8,886	M&T Bank Corp.	1,928,084
18,015	PNC Financial Services Group, Inc.	3,825,485
16,624	Regions Financial Corp.	462,646
47,663	Truist Financial Corp.	2,350,262
65,800	U.S. Bancorp	3,596,628
12,651	Wells Fargo & Co.	1,030,424

	Total Banks	30,835,028

	Capital Goods — 3.0%
12,433	Carrier Global Corp.	800,685
19,222	Fortune Brands Innovations, Inc.	1,044,524
6,113	Honeywell International, Inc.	1,489,066
3,171	Northrop Grumman Corp.	2,297,009
10,205	Oshkosh Corp.	1,735,054
4,616	PACCAR, Inc.	582,031
497	Snap-on, Inc.	191,454
3,385	Terex Corp.	232,854
3,896	Textron, Inc.	384,340
3,828	Timken Co.	414,879
3,544	Toro Co.	350,360

	Total Capital Goods	9,522,256

	Commercial & Professional Services — 0.2%
8,994	Concentrix Corp.	295,003
11,109	Genpact Ltd.	441,250

	Total Commercial & Professional Services	736,253

	Consumer Discretionary Distribution & Retail — 2.8%
1,882	Abercrombie & Fitch Co. – Class A*	184,060
19,262	Academy Sports & Outdoors, Inc.	1,158,224
4,676	AutoNation, Inc.*	912,568
16,758	Bath & Body Works, Inc.	381,412
7,633	Best Buy Co., Inc.	473,017
28,358	eBay, Inc.	2,576,608
12,104	Gap, Inc.	339,396
1,678	Group 1 Automotive, Inc.	546,592
15,048	LKQ Corp.	498,239

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
62,745	Macy’s, Inc.	1,241,096
7,609	Signet Jewelers Ltd.	731,910

	Total Consumer Discretionary Distribution & Retail	9,043,122

	Consumer Durables & Apparel — 3.4%
15,751	Crocs, Inc.*	1,428,773
13,646	DR Horton, Inc.	2,188,682
21,284	KB Home	1,353,237
7,053	Lennar Corp. – Class A	806,581
1,714	M/I Homes, Inc.*	243,662
13,712	Mattel, Inc.*	232,418
11,729	Meritage Homes Corp.	884,601
7,988	NIKE, Inc. – Class B	496,694
9,022	PulteGroup, Inc.	1,237,818
11,888	PVH Corp.	815,517
1,402	Toll Brothers, Inc.	220,451
14,880	Tri Pointe Homes, Inc.*	688,944
9,856	YETI Holdings, Inc.*	430,806

	Total Consumer Durables & Apparel	11,028,184

	Consumer Services — 0.8%
2,011	Covista, Inc.*	197,078
55,831	H&R Block, Inc.	1,709,545
15,461	Perdoceo Education Corp.	515,625

	Total Consumer Services	2,422,248

	Consumer Staples Distribution & Retail — 2.6%
39,688	Albertsons Cos., Inc. – Class A	710,415
5,358	Dollar General Corp.	837,134
32,910	Kroger Co.	2,245,778
2,825	Sysco Corp.	257,527
37,791	Target Corp.	4,300,238

	Total Consumer Staples Distribution & Retail	8,351,092

	Energy — 10.8%
40,344	APA Corp.	1,225,247
41,517	Chevron Corp.	7,753,715
30,815	ConocoPhillips	3,496,270
5,846	Devon Energy Corp.	254,476
38,728	EOG Resources, Inc.	4,805,370
86,695	Exxon Mobil Corp.	13,220,988
18,445	Halliburton Co.	664,020
21,937	Kinder Morgan, Inc.	729,844
4,742	Marathon Petroleum Corp.	939,912
25,248	SLB Ltd.	1,296,232

	Total Energy	34,386,074

	Equity Real Estate Investment Trusts (REITs) — 0.3%
27,663	VICI Properties, Inc. – (REIT)	835,699

See accompanying notes to the financial statements.	34

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Financial Services — 7.4%
4,371	American Express Co.	1,350,202
544	Ameriprise Financial, Inc.	255,745
7,132	Bank of New York Mellon Corp.	849,421
22,180	Blue Owl Capital Corp.	250,412
9,581	Bread Financial Holdings, Inc.	678,910
17,200	Capital One Financial Corp.	3,365,008
7,243	Enova International, Inc.*	1,007,139
8,855	Federated Hermes, Inc.	495,969
48,979	Franklin Resources, Inc.	1,299,903
2,207	Goldman Sachs Group, Inc.	1,897,071
10,760	Invesco Ltd.	282,558
20,393	Janus Henderson Group PLC	1,062,475
46,943	MGIC Investment Corp.	1,245,398
52,786	PayPal Holdings, Inc.	2,439,241
43,810	Radian Group, Inc.	1,512,321
10,038	Sixth Street Specialty Lending, Inc.	173,858
26,321	SLM Corp.	493,255
16,277	State Street Corp.	2,093,548
11,564	Synchrony Financial	799,188
12,229	T. Rowe Price Group, Inc.	1,157,230
108,079	Western Union Co. (a)	1,040,801

	Total Financial Services	23,749,653

	Food, Beverage & Tobacco — 3.3%
15,612	Altria Group, Inc.	1,077,853
15,765	Archer-Daniels-Midland Co.	1,088,416
4,877	Bunge Global SA	588,410
29,888	General Mills, Inc.	1,351,834
26,825	Keurig Dr. Pepper, Inc.	812,261
30,762	Mondelez International, Inc. – Class A	1,894,324
20,353	PepsiCo, Inc.	3,454,718
3,813	Tyson Foods, Inc. – Class A	247,807

	Total Food, Beverage & Tobacco	10,515,623

	Health Care Equipment & Services — 5.0%
17,288	Cigna Group	5,010,408
47,746	CVS Health Corp.	3,814,905
6,706	Elevance Health, Inc.	2,145,920
5,620	GE HealthCare Technologies, Inc.	473,597
3,668	Humana, Inc.	698,901
6,137	Medtronic PLC	599,339
1,675	ResMed, Inc.	429,236
9,280	UnitedHealth Group, Inc.	2,721,546

	Total Health Care Equipment & Services	15,893,852

	Household & Personal Products — 3.6%
9,399	Colgate-Palmolive Co.	931,817
78,778	Kenvue, Inc.	1,506,235
15,474	Kimberly-Clark Corp.	1,724,423
44,766	Procter & Gamble Co.	7,484,875

	Total Household & Personal Products	11,647,350

Shares	Description	Value ($)

	Insurance — 6.3%
18,524	Aflac, Inc.	2,091,915
13,027	Allstate Corp.	2,794,552
7,757	American International Group, Inc.	624,361
17,739	Arch Capital Group Ltd.*	1,776,561
7,883	Chubb Ltd.	2,686,999
3,049	Fidelity National Financial, Inc.	161,231
21,118	Hartford Insurance Group, Inc.	2,974,048
5,257	Lincoln National Corp.	180,315
15,510	MetLife, Inc.	1,117,806
16,532	Progressive Corp.	3,532,227
2,531	Prudential Financial, Inc.	249,000
6,697	Travelers Cos., Inc.	2,066,962

	Total Insurance	20,255,977

	Materials — 1.2%
6,894	Commercial Metals Co.	505,330
25,801	Mosaic Co.	718,300
443	NewMarket Corp.	277,322
8,578	Nucor Corp.	1,517,277
6,751	PPG Industries, Inc.	832,196

	Total Materials	3,850,425

	Media & Entertainment — 6.2%
30,211	Alphabet, Inc. – Class A	9,418,581
11,737	Fox Corp. – Class A	661,263
8,286	Fox Corp. – Class B	428,635
42,586	Match Group, Inc.	1,345,718
8,601	Meta Platforms, Inc. – Class A	5,574,996
11,883	Omnicom Group, Inc.	1,013,501
34,645	Paramount Skydance Corp. – Class B	468,054
7,332	Walt Disney Co.	777,485

	Total Media & Entertainment	19,688,233

	Pharmaceuticals, Biotechnology & Life Sciences — 13.2%
97,018	Bristol-Myers Squibb Co.	6,051,013
16,518	Gilead Sciences, Inc.	2,460,356
49,835	Johnson & Johnson	12,380,509
79,804	Merck & Co., Inc.	9,881,331
122,624	Organon & Co.	893,929
261,838	Pfizer, Inc.	7,239,821
4,292	Regeneron Pharmaceuticals, Inc.	3,354,927

	Total Pharmaceuticals, Biotechnology & Life Sciences	42,261,886

	Semiconductors & Semiconductor Equipment — 3.0%
5,359	NXP Semiconductors NV	1,216,547
43,553	QUALCOMM, Inc.	6,200,205
33,818	Skyworks Solutions, Inc.	2,014,876

	Total Semiconductors & Semiconductor Equipment	9,431,628

35	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Software & Services — 1.2%
3,381	Akamai Technologies, Inc.*	332,657
35,136	Cognizant Technology Solutions Corp. – Class A	2,263,812
15,086	Dropbox, Inc. – Class A*	376,999
11,456	Zoom Communications, Inc.*	847,057

	Total Software & Services	3,820,525

	Technology Hardware & Equipment — 3.7%
4,971	Arrow Electronics, Inc.*	756,387
28,670	Avnet, Inc.	1,887,633
65,423	Cisco Systems, Inc.	5,198,512
6,645	Dell Technologies, Inc. – Class C	983,992
61,066	Hewlett Packard Enterprise Co.	1,311,087
40,099	HP, Inc.	761,480
4,811	NetApp, Inc.	476,433
7,413	Vontier Corp.	303,340

	Total Technology Hardware & Equipment	11,678,864

	Telecommunication Services — 6.4%
193,754	AT&T, Inc.	5,427,049
210,481	Comcast Corp. – Class A	6,516,492
170,297	Verizon Communications, Inc.	8,538,692

	Total Telecommunication Services	20,482,233

	Transportation — 2.5%
2,310	Delta Air Lines, Inc.	151,767
9,554	FedEx Corp.	3,697,398
35,880	United Parcel Service, Inc. – Class B	4,160,645

	Total Transportation	8,009,810

	TOTAL COMMON STOCKS (COST $279,074,775)	317,589,118

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%
225,372	GMO U.S. Treasury Fund, Class VI (b)	1,129,113

	TOTAL INVESTMENT FUNDS (COST $1,129,113)	1,129,113

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
431,636	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (c)	431,636

	TOTAL SHORT-TERM INVESTMENTS (COST $431,636)	431,636

	TOTAL INVESTMENTS — 99.9% (Cost $280,635,524)	319,149,867
	Other Assets and Liabilities (net) — 0.1%	396,350

	TOTAL NET ASSETS — 100.0%	$319,546,217

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Affiliated company (Note 10).

(c)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	36

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Automobiles & Components — 6.6%
17,697	BorgWarner, Inc.	1,018,816
4,831	Dana, Inc.	165,414
35,812	Dauch Corp.*	236,359
18,846	Garrett Motion, Inc.	383,705
6,596	Gentex Corp.	154,346
5,476	Holley, Inc.*	22,342
4,688	Lear Corp.	615,300
1,749	Motorcar Parts of America, Inc.*	18,085
3,226	Phinia, Inc.	234,304
279	Strattec Security Corp.*	24,552

	Total Automobiles & Components	2,873,223

	Banks — 10.4%
4,458	Amalgamated Financial Corp.	171,588
1,366	Arrow Financial Corp.	45,502
15,540	Associated Banc-Corp.	410,411
1,559	Bank OZK	72,587
5,734	BankUnited, Inc.	267,778
600	Capital City Bank Group, Inc.	25,707
3,623	Central Pacific Financial Corp.	115,393
778	ChoiceOne Financial Services, Inc.	22,266
2,069	Community Trust Bancorp, Inc.	124,223
2,856	Customers Bancorp, Inc.*	192,609
1,205	Eagle Bancorp, Inc.	30,667
1,254	East West Bancorp, Inc.	137,250
4,891	First BanCorp	103,347
4,926	First Commonwealth Financial Corp.	86,353
1,441	First Community Bankshares, Inc.	56,386
2,252	First Financial Corp.	142,687
5,763	First Hawaiian, Inc.	142,692
1,666	First Horizon Corp.	39,634
13,390	FNB Corp.	227,496
11,554	Fulton Financial Corp.	236,279
6,562	Hanmi Financial Corp.	171,334
2,333	Heritage Commerce Corp.	28,999
8,743	Hope Bancorp, Inc.	98,446
4,294	Horizon Bancorp, Inc.	72,311
3,074	Independent Bank Corp.	106,822
884	Northrim BanCorp, Inc.	20,765
2,407	Northwest Bancshares, Inc.	29,967
2,032	OceanFirst Financial Corp.	36,698
3,069	OFG Bancorp	123,006
2,317	Popular, Inc.	313,629
452	Preferred Bank	39,649
3,479	Provident Financial Services, Inc.	73,198
290	Republic Bancorp, Inc. – Class A	20,010
1,715	Simmons First National Corp. – Class A	34,146
758	Stellar Bancorp, Inc.	28,546
955	Trustmark Corp.	40,674
50,564	Valley National Bancorp	637,612

	Total Banks	4,526,667

Shares	Description	Value ($)

	Capital Goods — 11.7%
514	Albany International Corp. – Class A	29,632
3,735	Apogee Enterprises, Inc.	148,728
6,522	Atkore, Inc.	422,039
511	BlueLinx Holdings, Inc.*	33,685
2,705	DNOW, Inc.*	31,865
3,173	EnerSys	527,194
10,551	Gates Industrial Corp. PLC*	290,891
7,080	Hudson Technologies, Inc.*	50,339
1,159	Hyster-Yale, Inc.	42,686
20,148	Kennametal, Inc.	811,561
1,204	Masterbrand, Inc.*	12,184
6,650	Matrix Service Co.*	73,083
1,340	Miller Industries, Inc.	56,320
3,106	Mueller Industries, Inc.	366,384
4,043	Oshkosh Corp.	687,391
1,152	Park-Ohio Holdings Corp.	29,652
2,008	Perma-Pipe International Holdings, Inc.*	64,999
718	Preformed Line Products Co.	182,121
401	Resideo Technologies, Inc.*	15,519
300	Rush Enterprises, Inc. – Class B	19,395
1,820	Tennant Co.	111,075
11,979	Terex Corp.	824,035
382	Toro Co.	37,764
2,219	Wabash National Corp.	22,523
3,191	Worthington Enterprises, Inc.	178,728

	Total Capital Goods	5,069,793

	Commercial & Professional Services — 3.2%
2,161	Brady Corp. – Class A	199,547
2,398	Cimpress PLC*	175,174
1,366	Concentrix Corp.	44,805
110	CSG Systems International, Inc.	8,789
10,995	Deluxe Corp.	305,111
3,259	Healthcare Services Group, Inc.*	70,949
1,914	IBEX Holdings Ltd.*	55,315
4,847	Interface, Inc.	152,632
3,393	Kelly Services, Inc. – Class A	32,946
3,056	ManpowerGroup, Inc.	85,476
9,647	Pitney Bowes, Inc.	103,512
10,690	Resources Connection, Inc.	40,194
5,005	TrueBlue, Inc.*	21,171
6,817	Upwork, Inc.*	91,484

	Total Commercial & Professional Services	1,387,105

	Consumer Discretionary Distribution & Retail — 3.7%
4,843	Buckle, Inc.	259,343
2,190	Cato Corp. – Class A*	6,592
1,027	Genesco, Inc.*	27,975
13,818	Kohl’s Corp.	226,201
30,538	Macy’s, Inc.	604,042
22,052	Sally Beauty Holdings, Inc.*	354,376
1,831	Shoe Carnival, Inc.	36,968

37	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
2,061	Upbound Group, Inc.	44,208
720	Urban Outfitters, Inc.*	47,664
494	Weyco Group, Inc.	15,447

	Total Consumer Discretionary Distribution & Retail	1,622,816

	Consumer Durables & Apparel — 8.9%
1,982	Beazer Homes USA, Inc.*	50,699
10,971	Carter’s, Inc.	368,077
5,239	Century Communities, Inc.	352,218
1,284	Columbia Sportswear Co.	79,531
2,272	Dream Finders Homes, Inc. – Class A*	41,055
5,911	Ethan Allen Interiors, Inc.	134,653
9,754	G-III Apparel Group Ltd.	298,375
926	Helen of Troy Ltd.*	16,335
1,368	Hooker Furnishings Corp.	19,617
634	Johnson Outdoors, Inc. – Class A	30,743
3,975	KB Home	252,730
3,446	La-Z-Boy, Inc.	123,091
7,917	Levi Strauss & Co. – Class A	175,441
1,928	M/I Homes, Inc.*	274,084
13,639	Mattel, Inc.*	231,181
3,547	Meritage Homes Corp.	267,515
1,977	Movado Group, Inc.	49,326
4,047	Oxford Industries, Inc.	160,221
5,699	Polaris, Inc.	346,157
705	Sonos, Inc.*	10,857
4,336	Steven Madden Ltd.	156,530
9,353	Tri Pointe Homes, Inc.*	433,044
1,681	Universal Electronics, Inc.*	6,337

	Total Consumer Durables & Apparel	3,877,817

	Consumer Services — 2.1%
2,309	El Pollo Loco Holdings, Inc.*	25,538
196	Graham Holdings Co. – Class B	206,429
261	Nathan’s Famous, Inc.	26,252
16,861	Perdoceo Education Corp.	562,314
764	Stride, Inc.*	64,466
4,979	Wendy’s Co.	38,139

	Total Consumer Services	923,138

	Consumer Staples Distribution & Retail — 0.8%
1,294	Ingles Markets, Inc. – Class A	110,119
4,723	United Natural Foods, Inc.*	180,466
1,140	Village Super Market, Inc. – Class A	44,631

	Total Consumer Staples Distribution & Retail	335,216

	Energy — 3.3%
1,246	Cactus, Inc. – Class A	67,284
418	Chord Energy Corp.	45,299
1,558	Core Laboratories, Inc.	27,405

Shares	Description	Value ($)

	Energy — continued
2,654	Dorian LPG Ltd.	98,171
1,671	Expro Group Holdings NV*	29,844
1,222	Flowco Holdings, Inc. – Class A	27,568
9,097	FutureFuel Corp.	39,299
5,023	Helix Energy Solutions Group, Inc.*	46,161
1,586	Innovex International, Inc.*	41,791
1,456	International Seaways, Inc.	109,972
1,415	Liberty Energy, Inc.	39,747
791	Natural Gas Services Group, Inc.	30,264
901	Noble Corp. PLC	40,932
2,820	Oceaneering International, Inc.*	100,110
1,507	Par Pacific Holdings, Inc.*	64,304
2,248	PBF Energy, Inc. – Class A	80,029
5,389	SM Energy Co.	124,648
4,503	Valaris Ltd.*	431,613

	Total Energy	1,444,441

	Equity Real Estate Investment Trusts (REITs) — 4.7%
4,094	American Assets Trust, Inc. – (REIT)	79,915
10,334	Apple Hospitality REIT, Inc.	126,695
4,537	Broadstone Net Lease, Inc. – (REIT)	87,972
8,409	DiamondRock Hospitality Co. – (REIT)	84,426
10,204	Empire State Realty Trust, Inc. – Class A, (REIT)	60,000
1,487	EPR Properties – (REIT)	88,343
1,006	Getty Realty Corp. – (REIT)	33,017
10,603	Host Hotels & Resorts, Inc. – (REIT)	207,713
13,716	Industrial Logistics Properties Trust – (REIT)	80,376
2,193	Innovative Industrial Properties, Inc. – (REIT)	116,141
6,836	LTC Properties, Inc. – (REIT)	271,252
18,425	Outfront Media, Inc. – (REIT)	530,824
3,016	Park Hotels & Resorts, Inc. – (REIT)	34,111
2,478	Piedmont Realty Trust, Inc. – (REIT)*	18,808
2,584	Postal Realty Trust, Inc. – Class A, (REIT)	53,566
6,796	Sunstone Hotel Investors, Inc. – (REIT)	63,067
2,995	Whitestone REIT – (REIT)	45,494
4,828	Xenia Hotels & Resorts, Inc. – (REIT)	73,772

	Total Equity Real Estate Investment Trusts (REITs)	2,055,492

	Financial Services — 10.4%
7,474	Bread Financial Holdings, Inc.	529,608
5,616	Enova International, Inc.*	780,905
11,265	EZCORP, Inc. – Class A*	298,861
16,890	Invesco Ltd.	443,531
5,356	Jackson Financial, Inc. – Class A	586,375
20,855	MGIC Investment Corp.	553,283
6,441	Navient Corp.	56,616
3,700	NMI Holdings, Inc.*	145,447
963	OneMain Holdings, Inc.	52,984
6,415	Oportun Financial Corp.*	33,230

See accompanying notes to the financial statements.	38

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Financial Services — continued
6,962	PROG Holdings, Inc.	245,132
20,421	Radian Group, Inc.	704,933
1,499	Regional Management Corp.	47,698
2,039	Waterstone Financial, Inc.	36,315
294	Westwood Holdings Group, Inc.	4,927

	Total Financial Services	4,519,845

	Food, Beverage & Tobacco — 4.7%
5,846	Cal-Maine Foods, Inc.	509,245
2,011	Campbell’s Co.	54,196
18,404	Conagra Brands, Inc.	354,277
5,796	Fresh Del Monte Produce, Inc.	248,822
608	Ingredion, Inc.	71,416
78	Seaboard Corp.	400,351
953	Seneca Foods Corp. – Class A*	132,448
5,353	Universal Corp.	287,617

	Total Food, Beverage & Tobacco	2,058,372

	Health Care Equipment & Services — 1.1%
6,951	Ardent Health, Inc.*	65,270
3,863	Fulgent Genetics, Inc.*	59,220
2,765	NeuroPace, Inc.*	40,314
12,331	OraSure Technologies, Inc.*	38,842
9,692	Pediatrix Medical Group, Inc.*	192,386
6,071	Varex Imaging Corp.*	79,955

	Total Health Care Equipment & Services	475,987

	Household & Personal Products — 0.8%
4,255	Edgewell Personal Care Co.	96,759
8,391	Herbalife Ltd.*	163,792
9,410	Nu Skin Enterprises, Inc. – Class A	79,797
332	Spectrum Brands Holdings, Inc.	26,022

	Total Household & Personal Products	366,370

	Insurance — 2.8%
13,360	Genworth Financial, Inc.*	112,758
2,623	Hamilton Insurance Group Ltd. – Class B*	82,861
310	Heritage Insurance Holdings, Inc.*	8,640
26,937	Lincoln National Corp.	923,939
2,723	Universal Insurance Holdings, Inc.	95,768

	Total Insurance	1,223,966

	Materials — 4.4%
3,132	AdvanSix, Inc.	55,844
628	Alpha Metallurgical Resources, Inc.*	102,144
8,202	Commercial Metals Co.	601,207
5,334	Dakota Gold Corp.*	37,125
3,391	Eastman Chemical Co.	256,055
6,014	FMC Corp.	88,646
279	Kaiser Aluminum Corp.	36,309
3,519	Koppers Holdings, Inc.	133,018
189	NewMarket Corp.	118,316

Shares	Description	Value ($)

	Materials — continued
5,933	Orion SA	33,759
1,808	Ryerson Holding Corp.	47,297
1,959	Sealed Air Corp.	82,043
22,880	SunCoke Energy, Inc.	130,416
1,818	Sylvamo Corp.	84,173
671	Warrior Met Coal, Inc.	55,854
1,065	Worthington Steel, Inc.	44,261

	Total Materials	1,906,467

	Media & Entertainment — 1.6%
12,711	Angi, Inc.*	98,891
5,346	Cars.com, Inc.*	45,655
14,785	Eventbrite, Inc. – Class A*	65,350
6,121	Gray Media, Inc.	31,768
5,832	Shutterstock, Inc.	97,978
11,928	Yelp, Inc.*	265,875
3,410	Ziff Davis, Inc.*	92,343

	Total Media & Entertainment	697,860

	Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
8,751	Aclaris Therapeutics, Inc.*	25,116
44,302	Altimmune, Inc.*	190,942
7,074	Amneal Pharmaceuticals, Inc.*	97,692
2,565	Amphastar Pharmaceuticals, Inc.*	51,890
3,002	Avalo Therapeutics, Inc.*	52,535
4,937	Enanta Pharmaceuticals, Inc.*	70,599
5,678	Exagen, Inc.*	20,554
693	Exelixis, Inc.*	30,534
11,971	Harmony Biosciences Holdings, Inc.*	341,652
372	Ironwood Pharmaceuticals, Inc.*	1,272
13,065	Larimar Therapeutics, Inc.*	69,375
3,011	Pacira BioSciences, Inc.*	65,971
700	Phibro Animal Health Corp. – Class A	38,213
2,541	SIGA Technologies, Inc.	16,440
4,241	Supernus Pharmaceuticals, Inc.*	232,110
16,322	Vanda Pharmaceuticals, Inc.*	145,429

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,450,324

	Real Estate Management & Development — 1.1%
7,865	Cushman & Wakefield Ltd.*	105,469
12,743	Douglas Elliman, Inc.*	29,054
23,236	Newmark Group, Inc. – Class A	337,387

	Total Real Estate Management & Development	471,910

	Semiconductors & Semiconductor Equipment — 7.8%
3,931	ACM Research, Inc. – Class A*	218,878
3,834	Amkor Technology, Inc.	183,342
8,696	Axcelis Technologies, Inc.*	718,377
5,041	Cirrus Logic, Inc.*	711,386

39	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued
2,514	Diodes, Inc.*	171,530
2,859	Everspin Technologies, Inc.*	30,877
792	Kulicke & Soffa Industries, Inc.	55,218
16,821	Photronics, Inc.*	629,610
9,346	Skyworks Solutions, Inc.	556,835
3,591	Veeco Instruments, Inc.*	109,741

	Total Semiconductors & Semiconductor Equipment	3,385,794

	Software & Services — 0.1%
2,360	Viant Technology, Inc. – Class A*	23,907

	Technology Hardware & Equipment — 1.8%
6,597	Avnet, Inc.	434,346
2,139	Kimball Electronics, Inc.*	53,454
6,720	Methode Electronics, Inc.	56,851
1,463	NetScout Systems, Inc.*	42,734
2,695	Turtle Beach Corp.*	33,795
8,183	Vishay Intertechnology, Inc.	153,186

	Total Technology Hardware & Equipment	774,366

	Telecommunication Services — 0.1%
3,787	Spok Holdings, Inc.	45,974

	Transportation — 2.2%
5,153	ArcBest Corp.	529,007
1,506	Genco Shipping & Trading Ltd.	36,219
2,202	Matson, Inc.	365,818
1,691	Sun Country Airlines Holdings, Inc.*	33,279

	Total Transportation	964,323

	Utilities — 1.9%
819	Northwest Natural Holding Co.	43,440
1,848	Portland General Electric Co.	99,718
18,489	UGI Corp.	691,673

	Total Utilities	834,831

	TOTAL COMMON STOCKS (COST $37,733,266)	43,316,004

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%
18,243	GMO U.S. Treasury Fund, Class VI (a)	91,397

	TOTAL INVESTMENT FUNDS (COST $91,397)	91,397

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
155,124	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	155,124

	TOTAL SHORT-TERM INVESTMENTS (COST $155,124)	155,124

	TOTAL INVESTMENTS — 100.1% (Cost $37,979,787)	43,562,525
	Other Assets and Liabilities (net) — (0.1)%	(43,396)

	TOTAL NET ASSETS — 100.0%	$43,519,129

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 41.

See accompanying notes to the financial statements.	40

GMO Trust Funds

February 28, 2026

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

The rates shown on variable rate notes are the current interest rates at February 28, 2026 which are subject to change based on the terms of the security.

41	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$16,963,453	$506,163	$2,305,333	$10,318,555	$9,692
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	608,555,588	97,503,633	524,461,571	1,137,102,332	337,304,113
Foreign currency, at value (Note 2)(d)	152,343	20,487	2,946,131	6,882	115,533
Cash	—	—	—	—	8
Receivable for investments sold	—	25,472	49,650	—	—
Receivable for Fund shares sold	299,272	—	445	937,715	250,000
Dividends and interest receivable	448,981	386,162	1,662,321	978,715	385,359
Dividend withholding tax receivable	123,827	771	4,601	853,123	492,654
Foreign capital gains tax refund receivable (Note 2)	—	82,551	675,544	—	—
EU tax reclaims receivable (Note 2)	—	—	—	718,560	2,685,811
Due from broker (Note 2)	—	—	849,996	—	1,238
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	—	7,769	21,534	39,251	12,132

Total assets	626,543,464	98,533,008	532,977,126	1,150,955,133	341,256,540

Liabilities:
Due to custodian	—	—	6,607	—	—
Payable for investments purchased	46,994	950	23,133	—	—
Payable for Fund shares repurchased	59,988	—	58,977	587,426	22,342
Accrued foreign capital gains tax payable (Note 2)	—	321,178	1,231,717	—	—
Payable for recoupment of past waived and/or reimbursed fees (Note 5)	5,276	—	—	—	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	—	1,047,870
Payable to affiliate for (Note 5):
Management fee	289,667	39,444	263,637	437,507	131,191
Shareholder service fee	72,417	7,234	58,487	105,594	28,543
Payable for variation margin on open futures contracts (Note 4)	—	—	13,650	—	—
Payable to Trustees and related expenses	4,592	744	4,388	11,206	3,843
Miscellaneous payable	—	—	722,166	—	—
Accrued expenses	250,199	341,828	544,895	372,529	206,131

Total liabilities	729,133	711,378	2,927,657	1,514,262	1,439,920

Commitments and contingent liabilities (Note 5)

Net assets	$625,814,331	$97,821,630	$530,049,469	$1,149,440,871	$339,816,620

(a) Cost of investments – affiliated issuers:	$16,963,453	$506,163	$7,976,205	$10,318,555	$9,673
(b) Cost of investments – unaffiliated issuers:	$588,433,106	$139,198,124	$733,061,146	$849,790,685	$235,874,447
(c) Includes securities on loan at value (Note 2):	$12,247,424	$156,190	$3,487,168	$29,482,417	$12,888,032
(d) Cost of foreign currency:	$152,000	$20,250	$2,946,478	$6,815	$115,119

See accompanying notes to the financial statements.	42

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Net assets consist of:
Paid-in capital	$792,918,611	$166,255,664	$2,193,676,188	$1,544,479,688	$224,629,901
Distributable earnings (accumulated loss)	(167,104,280)	(68,434,034)	(1,663,626,719)	(395,038,817)	115,186,719

	$625,814,331	$97,821,630	$530,049,469	$1,149,440,871	$339,816,620

Net assets attributable to:

Class II	$—	$—	$164,409,301	$—	$—

Class III	$201,856,442	$47,238,713	$63,118	$459,410,287	$38,907,276

Class IV	$—	$—	$—	$620,569,400	$278,355,818

Class VI	$—	$50,582,917	$234,207,171	$—	$—

Class R6	$341,429,873	$—	$21,854,682	$—	$21,809,486

Class I	$82,528,016	$—	$109,515,197	$69,461,184	$744,040

Shares outstanding:

Class II	—	—	4,763,468	—	—

Class III	7,106,758	2,791,105	1,794	11,909,212	2,090,782

Class IV	—	—	—	16,115,994	15,017,907

Class VI	—	2,980,951	6,862,017	—	—

Class R6	12,052,209	—	633,313	—	1,174,135

Class I	2,909,020	—	3,180,346	1,795,421	40,243

Net asset value per share:

Class II	$—	$—	$34.51	$—	$—

Class III	$28.40	$16.92	$35.18	$38.58	$18.61

Class IV	$—	$—	$—	$38.51	$18.53

Class VI	$—	$16.97	$34.13	$—	$—

Class R6	$28.33	$—	$34.51	$—	$18.57

Class I	$28.37	$—	$34.43	$38.69	$18.49

43	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,349,561	$180,906,709	$3,886,166	$62,986,994
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	287,653,929	11,971,414,403	176,661,898	1,198,794,135
Foreign currency, at value (Note 2)(d)	73,370	3,118,902	39,831	234,732
Cash	—	1,646	—	2
Receivable for investments sold	6,576,164	65,718,521	—	—
Receivable for Fund shares sold	350,722	12,049,624	—	234,138
Dividends and interest receivable	421,983	8,952,613	513,474	4,468,422
Dividend withholding tax receivable	110,073	3,574,709	21,023	383,300
Foreign capital gains tax refund receivable (Note 2)	—	—	—	187,048
EU tax reclaims receivable (Note 2)	—	—	—	947,944
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	14,337	—	7,287	751

Total assets	300,550,139	12,245,737,127	181,129,679	1,268,237,466

Liabilities:
Payable for cash collateral from securities loaned (Note 2)	—	—	355,635	—
Payable for investments purchased	3,968,782	116,942,056	9,318	689
Payable for Fund shares repurchased	5,000	6,736,848	—	503,704
Accrued foreign capital gains tax payable (Note 2)	—	—	—	117,104
Payable for recoupment of past waived and/or reimbursed fees (Note 5)	—	2,545	—	—
Payable to affiliate for (Note 5):
Management fee	109,396	3,060,905	109,734	473,185
Shareholder service fee	22,695	1,099,767	7,544	129,974
Payable to Trustees and related expenses	1,828	119,694	1,178	13,798
Accrued expenses	141,120	2,310,585	173,389	1,147,389

Total liabilities	4,248,821	130,272,400	656,798	2,385,843

Commitments and contingent liabilities (Note 5)

Net assets	$296,301,318	$12,115,464,727	$180,472,881	$1,265,851,623

(a) Cost of investments – affiliated issuers:	$5,349,561	$180,902,698	$3,886,166	$82,253,139
(b) Cost of investments – unaffiliated issuers:	$208,205,353	$6,780,667,700	$177,651,738	$1,172,008,911
(c) Includes securities on loan at value (Note 2):	$—	$—	$12,643,209	$45,327,968
(d) Cost of foreign currency:	$73,370	$3,136,605	$39,725	$233,562

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund	Resources Fund
Net assets consist of:
Paid-in capital	$212,676,971	$6,616,911,336	$257,496,865	$1,470,650,584
Distributable earnings (accumulated loss)	83,624,347	5,498,553,391	(77,023,984)	(204,798,961)

	$296,301,318	$12,115,464,727	$180,472,881	$1,265,851,623

Net assets attributable to:

Class III	$42,580,960	$3,479,367,676	$—	$243,277,719

Class IV	$—	$1,126,559,766	$—	$142,657,544

Class VI	$141,032,137	$3,456,085,467	$180,472,881	$91,356,597

Class R6	$—	$2,097,489,321	$—	$407,525,708

Class I	$112,688,221	$1,955,962,497	$—	$381,034,055

Shares outstanding:

Class III	1,440,526	98,956,562	—	9,239,669

Class IV	—	31,917,630	—	5,437,183

Class VI	4,769,892	98,281,647	9,358,305	3,484,008

Class R6	—	59,785,306	—	15,501,125

Class I	3,824,436	55,858,700	—	14,455,772

Net asset value per share:

Class III	$29.56	$35.16	$—	$26.33

Class IV	$—	$35.30	$—	$26.24

Class VI	$29.57	$35.17	$19.28	$26.22

Class R6	$—	$35.08	$—	$26.29

Class I	$29.47	$35.02	$—	$26.36

45	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$19,993,081	$1,100,608	$1,129,113	$91,397
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	668,082,236	214,606,639	318,020,754	43,471,128
Cash	—	12	—	—
Receivable for Fund shares sold	523,517	—	5,625	—
Dividends and interest receivable	382,742	357,476	698,142	37,749
Due from broker (Note 2)	—	239,993	—	17
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	94,515	7,836	2,722	1,652

Total assets	689,076,091	216,312,564	319,856,356	43,601,943

Liabilities:
Payable for investments purchased	49,261	36	4,830	—
Payable for Fund shares repurchased	541,363	—	6,893	—
Payable to affiliate for (Note 5):
Management fee	312,834	51,769	75,840	10,574
Shareholder service fee	68,448	15,676	24,224	1,876
Payable for variation margin on open futures contracts (Note 4)	—	1,550	—	—
Payable to Trustees and related expenses	5,934	1,988	4,059	354
Accrued expenses	232,803	110,971	194,293	70,010

Total liabilities	1,210,643	181,990	310,139	82,814

Commitments and contingent liabilities (Note 5)

Net assets	$687,865,448	$216,130,574	$319,546,217	$43,519,129

(a) Cost of investments – affiliated issuers:	$19,993,081	$1,100,608	$1,129,113	$91,397
(b) Cost of investments – unaffiliated issuers:	$597,390,589	$181,919,766	$279,506,411	$37,888,390
(c) Includes securities on loan at value (Note 2):	$—	$109,236	$1,040,801	$—

See accompanying notes to the financial statements.	46

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund

Net assets consist of:
Paid-in capital	$603,786,429	$168,079,253	$265,910,997	$34,175,997
Distributable earnings (accumulated loss)	84,079,019	48,051,321	53,635,220	9,343,132

	$687,865,448	$216,130,574	$319,546,217	$43,519,129

Net assets attributable to:

Class III	$70,412,964	$88,296,970	$108,110,593	$—

Class IV	$167,994,979	$—	$—	$—

Class VI	$46,795,262	$127,833,604	$143,406,735	$43,519,129

Class R6	$208,645,806	$—	$587	$—

Class I	$194,016,437	$—	$68,028,302	$—

Shares outstanding:

Class III	2,731,888	5,895,298	4,679,447	—

Class IV	6,519,278	—	—	—

Class VI	1,812,657	8,707,215	6,218,831	1,747,735

Class R6	8,102,209	—	25	—

Class I	7,525,446	—	2,956,256	—

Net asset value per share:

Class III	$25.77	$14.98	$23.10	$—

Class IV	$25.77	$—	$—	$—

Class VI	$25.82	$14.68	$23.06	$24.90

Class R6	$25.75	$—	$23.30	$—

Class I	$25.78	$—	$23.01	$—

47	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2026

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	International Equity Fund	International Opportunistic Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$5,357,071	$3,428,904	$18,902,444	$34,980,961	$15,456,177
Dividends from affiliated issuers (Note 10)	363,679	11,950	161,800	2,101,680	134,760
Interest	3,455	—	44,956	34,507	1,298
Securities lending income (net)	269,864	4,064	46,204	170,382	200,108
Other income (Note 2)	88	140,612	620,121	538,302	2,729,394
Net IRS closing agreement benefits (fees) (Note 2)	—	—	—	36,090,065	(1,032,951)

Total investment income	5,994,157	3,585,530	19,775,525	73,915,897	17,488,786

Expenses:
Management fee (Note 5)	2,902,983	436,327	2,895,798	5,160,048	1,729,349
Shareholder service fee – Class II (Note 5)	—	—	292,616	—	—
Shareholder service fee – Class III (Note 5)	306,974	57,378	78	624,598	49,639
Shareholder service fee – Class IV (Note 5)	—	—	—	534,776	290,434
Shareholder service fee – Class VI (Note 5)	—	22,594	113,387	—	—
Shareholder service fee – Class R6 (Note 5)	309,693	—	37,484	—	32,961
Shareholder service fee – Class I (Note 5)	109,079	—	196,353	47,114	554
Audit and tax fees	122,208	162,526	151,308	136,247	121,242
Custodian, fund accounting, administration and transfer agent fees	113,124	78,850	650,778	308,140	184,432
Legal fees	28,874	9,340	261,752	31,319	18,999
Registration fees	18,475	1,809	50,516	62,556	9,376
Trustees’ fees and related expenses (Note 5)	31,725	4,751	29,561	70,929	24,322
Miscellaneous	46,149	40,171	59,675	68,539	43,465

Total expenses	3,989,284	813,746	4,739,306	7,044,266	2,504,773
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(146,069)	(226,471)	(441,124)	(342,354)	(265,512)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(7,506)	(236)	(3,307)	(40,908)	(2,554)

Net expenses	3,835,709	587,039	4,294,875	6,661,004	2,236,707

Net investment income (loss)	2,158,448	2,998,491	15,480,650	67,254,893	15,252,079

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(38,392,623)	7,333,638	43,913,887	207,907,041	58,712,775
Investments in affiliated issuers	10,906	1,797	30,712	71,394	(5,813)
Futures contracts	—	—	1,375,825	—	—
Foreign currency and foreign currency related transactions	30,600	(120,020)	(683,494)	86,732	52,152

Net realized gain (loss)	(38,351,117)	7,215,415	44,636,930	208,065,167	58,759,114

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	285,891,872	30,673,391	143,144,574	167,761,334	67,528,740
Investments in affiliated issuers	(84)	—	(14,594)	(73,395)	19
Futures contracts	—	—	334,113	—	—
Foreign currency and foreign currency related transactions	31,716	14,426	78,851	455,517	125,301

Net change in unrealized appreciation (depreciation)	285,923,504	30,687,817	143,542,944	168,143,456	67,654,060

Net realized and unrealized gain (loss)	247,572,387	37,903,232	188,179,874	376,208,623	126,413,174

Net increase (decrease) in net assets resulting from operations	$249,730,835	$40,901,723	$203,660,524	$443,463,516	$141,665,253

(a) Withholding tax:	$294,074	$534,927	$2,385,509	$2,288,845	$1,188,431
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$15,480	$309,000	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$321,178	$1,119,243	$—	$—

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2026 — (Continued)

	Japan Value Creation Fund	Quality Fund	Resource Transition Fund		Resources Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$5,375,077	$152,482,576	$2,777,321		$37,932,052
Dividends from affiliated issuers (Note 10)	225,207	6,592,794	93,150		992,800
Interest	323	34,479	92		4,853
Non-cash dividends from unaffilliated issuers	—	—	359,054		2,727,523
Securities lending income from affiliated issuers (net)	—	—	1,737		—
Securities lending income (net)	—	—	25,235		385,993
Other income (Note 2)	—	2,331	96,224		491,540

Total investment income	5,600,607	159,112,180	3,352,813		42,534,761

Expenses:
Management fee (Note 5)	1,027,080	36,999,584	1,004,186		6,345,439
Shareholder service fee – Class III (Note 5)	51,018	5,155,715	—		297,336
Shareholder service fee – Class IV (Note 5)	—	1,130,029	—		275,632
Shareholder service fee – Class VI (Note 5)	66,844	1,728,941	69,038		43,898
Shareholder service fee – Class R6 (Note 5)	—	2,633,242	—		589,824
Shareholder service fee – Class I (Note 5)	74,804	2,699,414	—		483,302
Audit and tax fees	83,594	136,412	103,177		247,493
Custodian, fund accounting, administration and transfer agent fees	142,666	3,773,462	26,181		516,495
Legal fees	46,947	387,920	8,327		71,778
Registration fees	28,472	71,538	1,123		56,954
Trustees’ fees and related expenses (Note 5)	13,098	760,500	7,601		90,374
Miscellaneous	17,762	321,393	10,369		71,514

Total expenses	1,552,285	55,798,150	1,230,002		9,090,039
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(168,313)	(266,939)	(147,532)		—
Indirectly incurred management fees waived or borne by GMO (Note 5)	(6,805)	(131,300)	(2,045)		(19,411)

Net expenses	1,377,167	55,399,911	1,080,425		9,070,628

Net investment income (loss)	4,223,440	103,712,269	2,272,388		33,464,133

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	12,285,339	1,419,189,866	3,106,775		(19,861,464)
Investments in affiliated issuers	8,586	9,932	165		(2,444,166)
Foreign currency and foreign currency related transactions	51,892	310,033	6,715		235,915

Net realized gain (loss)	12,345,817	1,419,509,831 *	3,113,655		(22,069,715)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	78,772,127	74,938,222	78,795,645		547,390,882
Investments in affiliated issuers	(7,786)		3,000	(150)	(15,159,715)
Foreign currency and foreign currency related transactions	(13,961)	1,436,881	29,840		249,679

Net change in unrealized appreciation (depreciation)	78,750,380	76,378,103	78,825,335		532,480,846

Net realized and unrealized gain (loss)	91,096,197	1,495,887,934	81,938,990		510,411,131

Net increase (decrease) in net assets resulting from operations	$95,319,637	$1,599,600,203	$84,211,378		$543,875,264

(a) Withholding tax:	$597,116	$3,710,973	$173,824		$1,804,600
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—		$13,666
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$—		$117,104

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2026 — (Continued)

	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$5,120,114	$3,317,134	$10,053,638	$839,755
Dividends from affiliated issuers (Note 10)	622,644	52,236	78,930	5,767
Interest	9,791	14,435	13,323	781
Securities lending income from affiliated issuers (net)	—	3	—	—
Securities lending income (net)	—	618	45	—

Total investment income	5,752,549	3,384,426	10,145,936	846,303

Expenses:
Management fee (Note 5)	3,495,368	599,741	1,094,570	117,394
Shareholder service fee – Class III (Note 5)	94,475	117,595	58,724	—
Shareholder service fee – Class IV (Note 5)	138,447 *	—	122,891 **	—
Shareholder service fee – Class VI (Note 5)	26,723	63,288	70,742	20,828
Shareholder service fee – Class R6 (Note 5)	109,686 ***	—	1,968	—
Shareholder service fee – Class I (Note 5)	389,129	—	91,668	—
Audit and tax fees	71,140	75,281	67,474	70,441
Custodian, fund accounting, administration and transfer agent fees	461,064	69,044	214,611	35,248
Legal fees	26,550	11,311	25,021	9,077
Registration fees	21,803	19,753	31,976	1,990
Trustees’ fees and related expenses (Note 5)	38,043	12,822	25,302	2,453
Miscellaneous	34,428	7,250	13,238	1,581

Total expenses	4,906,856	976,085	1,818,185	259,012
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(596,993)	(130,650)	(185,897)	(71,332)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(12,549)	(1,087)	(1,508)	(121)

Net expenses	4,297,314	844,348	1,630,780	187,559

Net investment income (loss)	1,455,235	2,540,078	8,515,156	658,744

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	15,633,405	28,343,786	28,043,185	4,855,110
Investments in affiliated issuers	7,738	67	(200)	168
Futures contracts	—	410,950	—	4,210

Net realized gain (loss)	15,641,143	28,754,803	28,042,985	4,859,488

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	74,221,585	14,645,507	10,683,230	3,369,536
Investments in affiliated issuers	(6,337)	—	—	(169)
Futures contracts	—	18,335	—	15,589

Net change in unrealized appreciation (depreciation)	74,215,248	14,663,842	10,683,230	3,384,956

Net realized and unrealized gain (loss)	89,856,391	43,418,645	38,726,215	8,244,444

Net increase (decrease) in net assets resulting from operations	$91,311,626	$45,958,723	$47,241,371	$8,903,188

(a) Withholding tax:	$—	$1,893	$1,253	$1,314

*	Period from March 31, 2025 (commencement of operations) through February 28, 2026.
**	Class IV liquidated on February 23, 2026.
***	Period from April 29, 2025 (commencement of operations) through February 28, 2026.

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,158,448	$4,546,752	$2,998,491	$3,745,700

Net realized gain (loss)	(38,351,117)	(78,724,619)	7,215,415	17,484,207

Change in net unrealized appreciation (depreciation)	285,923,504	(72,199,285)	30,687,817	(21,999,862)

Net increase (decrease) in net assets from operations	249,730,835	(146,377,152)	40,901,723	(769,955)

Distributions to shareholders:

Class III	(2,946,047)	(1,897,328)	(3,549,828)	(9,232,178)

Class VI	—	—	(3,804,046)	(14,469,210)

Class R6	(3,388,807)	(1,078,090)	—	—

Class I	(1,065,736)	(726,782)	—	—

Total distributions	(7,400,590)	(3,702,200)	(7,353,874)	(23,701,388)

Net share transactions (Note 9):

Class III	(142,225,684)	9,405,962	(2,426,244)	2,624,249

Class VI	—	—	(3,637,416)	(145,106,711)

Class R6	77,879,790	13,297,544	—	—

Class I	(72,368,564)	(95,186,209)	—	—

Increase (decrease) in net assets resulting from net share transactions	(136,714,458)	(72,482,703)	(6,063,660)	(142,482,462)

Total increase (decrease) in net assets	105,615,787	(222,562,055)	27,484,189	(166,953,805)

Net assets:

Beginning of period	520,198,544	742,760,599	70,337,441	237,291,246

End of period	$625,814,331	$520,198,544	$97,821,630	$70,337,441

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		International Equity Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$15,480,650	$15,033,985	$67,254,893	$21,641,093

Net realized gain (loss)	44,636,930	(59,545,284)	208,065,167	85,094,600

Change in net unrealized appreciation (depreciation)	143,542,944	58,593,402	168,143,456	63,412,102

Net increase (decrease) in net assets from operations	203,660,524	14,082,103	443,463,516	170,147,795

Distributions to shareholders:

Class II	(7,027,833)	(5,989,955)	—	—

Class III	(2,825)	(2,101)	(23,057,139)	(15,068,214)

Class IV	—	—	(32,750,454)	(24,519,773)

Class VI	(11,156,985)	(10,131,315)	—	—

Class R6	(878,528)	(668,458)	—	—

Class I	(4,578,016)	(2,898,021)	(1,881,902)	(166,224)

Total distributions	(23,644,187)	(19,689,850)	(57,689,495)	(39,754,211)

Net share transactions (Note 9):

Class II	(1,665,273)	(15,455,627)	—	—

Class III	1,665	1,430	(96,587,658)	(11,633,623)

Class IV	—	—	(211,868,872)	(45,473,657)

Class VI	(32,760,105)	(65,058,813)	—	—

Class R6	1,938,063	1,046,954	—	—

Class I	11,896,486	(2,597,583)	54,464,733	(679,255)

Increase (decrease) in net assets resulting from net share transactions	(20,589,164)	(82,063,639)	(253,991,797)	(57,786,535)

Total increase (decrease) in net assets	159,427,173	(87,671,386)	131,782,224	72,607,049

Net assets:

Beginning of period	370,622,296	458,293,682	1,017,658,647	945,051,598

End of period	$530,049,469	$370,622,296	$1,149,440,871	$1,017,658,647

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Opportunistic Value Fund		Japan Value Creation Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$15,252,079	$14,298,153	$4,223,440	$3,102,279

Net realized gain (loss)	58,759,114	27,458,681	12,345,817	10,772,963

Change in net unrealized appreciation (depreciation)	67,654,060	16,981,433	78,750,380	(4,337,179)

Net increase (decrease) in net assets from operations	141,665,253	58,738,267	95,319,637	9,538,063

Distributions to shareholders:

Class III	(6,677,177)	(2,570,011)	(1,872,465)	(711,451)

Class IV	(55,047,561)	(30,434,385)	—	—

Class VI	—	—	(6,551,391)	(3,083,177)

Class R6	(4,624,714)	(2,156,294)*	—	—

Class I	(208,289)	(5,085)	(2,721,945)	(641,792)

Total distributions	(66,557,741)	(35,165,775)	(11,145,801)	(4,436,420)

Net share transactions (Note 9):

Class III	877,399	(27,734,485)	98,770	(845,313)

Class IV	(142,404,064)	28,443,820	—	—

Class VI	—	—	(27,883,283)	35,651,390

Class R6	(4,698,810)	22,100,475 *	—	—

Class I	721,078	5,085	60,899,979	21,132,489

Increase (decrease) in net assets resulting from net share transactions	(145,504,397)	22,814,895	33,115,466	55,938,566

Total increase (decrease) in net assets	(70,396,885)	46,387,387	117,289,302	61,040,209

Net assets:

Beginning of period	410,213,505	363,826,118	179,012,016	117,971,807

End of period	$339,816,620	$410,213,505	$296,301,318	$179,012,016

*	Period from April 8, 2024 (commencement of operations) through February 28, 2025.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resource Transition Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$103,712,269	$104,394,274	$2,272,388	$1,754,961

Net realized gain (loss)	1,419,509,831	661,751,074	3,113,655	(5,566,971)

Change in net unrealized appreciation (depreciation)	76,378,103	657,955,268	78,825,335	(18,365,992)

Net increase (decrease) in net assets from operations	1,599,600,203	1,424,100,616	84,211,378	(22,178,002)

Distributions to shareholders:

Class III	(382,019,368)	(143,047,782)	—	—

Class IV	(115,124,672)	(65,815,512)	—	—

Class VI	(336,818,337)	(146,641,867)	(5,145,265)	(2,705,105)

Class R6	(210,348,755)	(70,712,066)	—	—

Class I	(200,303,471)	(78,374,359)	—	—

Total distributions	(1,244,614,603)	(504,591,586)	(5,145,265)	(2,705,105)

Net share transactions (Note 9):

Class III	15,699,037	(164,048,433)	—	—

Class IV	(130,318,351)	89,571,858	—	—

Class VI	89,027,771	113,963,519	5,195,265	2,678,108

Class R6	505,639,190	311,389,038	—	—

Class I	208,951,332	279,716,000	—	—

Increase (decrease) in net assets resulting from net share transactions	688,998,979	630,591,982	5,195,265	2,678,108

Total increase (decrease) in net assets	1,043,984,579	1,550,101,012	84,261,378	(22,204,999)

Net assets:

Beginning of period	11,071,480,148	9,521,379,136	96,211,503	118,416,502

End of period	$12,115,464,727	$11,071,480,148	$180,472,881	$96,211,503

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Small Cap Quality Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$33,464,133	$53,839,451	$1,455,235 $	808,806

Net realized gain (loss)	(22,069,715)	(71,249,133)	15,641,143	20,742,897

Change in net unrealized appreciation (depreciation)	532,480,846	(231,314,589)	74,215,248	(27,043,731)

Net increase (decrease) in net assets from operations	543,875,264	(248,724,271)	91,311,626	(5,492,028)

Distributions to shareholders:

Class III	(8,677,178)	(6,697,405)	(300,633)	(3,006,708)

Class IV	(6,924,035)	(12,473,962)	(818,084)*	—

Class VI	(3,427,237)	(2,986,531)	(265,837)	(3,479,629)

Class R6	(14,853,855)	(15,036,878)	(413,200)**	—

Class I	(13,139,878)	(14,903,443)	(1,178,421)	(18,344,079)

Total distributions	(47,022,183)	(52,098,219)	(2,976,175)	(24,830,416)

Net share transactions (Note 9):

Class III	(36,554,936)	5,392,350	7,358,236	43,050,014

Class IV	(300,501,743)	3,128,691	140,818,084 *	—

Class VI	(22,582,801)	(14,362,184)	(8,697,613)	(11,623,767)

Class R6	(168,374,941)	(2,208,798)	189,501,399 **	—

Class I	(197,599,214)	(193,774,226)	(121,098,126)	186,589,052

Increase (decrease) in net assets resulting from net share transactions	(725,613,635)	(201,824,167)	207,881,980	218,015,299

Total increase (decrease) in net assets	(228,760,554)	(502,646,657)	296,217,431	187,692,855

Net assets:

Beginning of period	1,494,612,177	1,997,258,834	391,648,017	203,955,162

End of period	$1,265,851,623	$1,494,612,177	$687,865,448	$391,648,017

*	Period from March 31, 2025 (commencement of operations) through February 28, 2026.
**	Period from April 29, 2025 (commencement of operations) through February 28, 2026.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Opportunistic Value Fund

	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,540,078	$1,736,285	$8,515,156	$12,201,097

Net realized gain (loss)	28,754,803	18,225,996	28,042,985	65,493,668

Change in net unrealized appreciation (depreciation)	14,663,842	(1,855,387)	10,683,230	(10,022,951)

Net increase (decrease) in net assets from operations	45,958,723	18,106,894	47,241,371	67,671,814

Distributions to shareholders:

Class III	(9,328,012)	(10,071,084)	(4,736,599)	(4,049,858)

Class IV	—	—	(17,457,560)*	(32,884,788)

Class VI	(13,920,757)	(11,374,977)	(15,788,054)	(14,786,369)

Class R6	—	—	(157,030)	(220,044)

Class I	—	—	(7,485,858)	(8,717,894)

Total distributions	(23,248,769)	(21,446,061)	(45,625,101)	(60,658,953)

Net share transactions (Note 9):

Class III	13,761,965	6,509,017	69,653,040	(1,376,553)

Class IV	—	—	(244,039,495)*	(34,115,212)

Class VI	32,771,922	8,390,503	7,682,525	(17,470,116)

Class R6	—	—	(1,872,551)	205,818

Class I	—	—	2,187,843	(11,699,480)

Increase (decrease) in net assets resulting from net share transactions	46,533,887	14,899,520	(166,388,638)	(64,455,543)

Total increase (decrease) in net assets	69,243,841	11,560,353	(164,772,368)	(57,442,682)

Net assets:

Beginning of period	146,886,733	135,326,380	484,318,585	541,761,267

End of period	$216,130,574	$146,886,733	$319,546,217	$484,318,585

*	Class IV liquidated on February 23, 2026.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund
	Year Ended February 28,
	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$658,744	$671,222

Net realized gain (loss)	4,859,488	3,678,820

Change in net unrealized appreciation (depreciation)	3,384,956	(569,010)

Net increase (decrease) in net assets from operations	8,903,188	3,781,032

Distributions to shareholders:

Class VI	(1,189,131)	(600,026)

Total distributions	(1,189,131)	(600,026)

Net share transactions (Note 9):

Class VI	334,403	(2,552,712)

Increase (decrease) in net assets resulting from net share transactions	334,403	(2,552,712)

Total increase (decrease) in net assets	8,048,460	628,294

Net assets:

Beginning of period	35,470,669	34,842,375

End of period	$43,519,129	$35,470,669

57	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.23		$21.98		$28.91		$30.23	$34.39

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.14		0.17		0.25	0.28

Net realized and unrealized gain (loss)	11.43		(4.77)		(6.86)		(0.93)	0.72

Total from investment operations	11.55		(4.63)		(6.69)		(0.68)	1.00

Less distributions to shareholders:

From net investment income	(0.38)		(0.12)		(0.24)		(0.16)	(0.57)

From net realized gains	—		—		—		(0.48)	(4.59)

Total distributions	(0.38)		(0.12)		(0.24)		(0.64)	(5.16)

Net asset value, end of period	$28.40		$17.23		$21.98		$28.91	$30.23

Total Return(b)	67.33%		(21.12)%		(23.16)%		(1.92)%	2.91%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$201,856		$245,671		$308,163		$330,218	$306,996

Net expenses to average daily net assets(c)	0.78%		0.77%		0.77%		0.77%	0.77%

Net investment income (loss) to average daily net assets(a)	0.56%		0.66%		0.69%		0.90%	0.84%

Portfolio turnover rate(d)	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	73%	104%	119%	124%	140%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.20		$21.93		$28.85		$30.17	$34.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.08		0.13		0.18		0.25	0.28

Net realized and unrealized gain (loss)	11.44		(4.74)		(6.87)		(0.92)	0.72

Total from investment operations	11.52		(4.61)		(6.69)		(0.67)	1.00

Less distributions to shareholders:

From net investment income	(0.39)		(0.12)		(0.23)		(0.17)	(0.57)

From net realized gains	—		—		—		(0.48)	(4.59)

Total distributions	(0.39)		(0.12)		(0.23)		(0.65)	(5.16)

Net asset value, end of period	$28.33		$17.20		$21.93		$28.85	$30.17

Total Return(b)	67.26%		(21.06)%		(23.18)%		(1.90)%	2.90%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$341,430		$154,339		$182,235		$183,089	$115,014

Net expenses to average daily net assets(c)	0.78%		0.77%		0.77%		0.77%	0.77%

Net investment income (loss) to average daily net assets(a)	0.36%		0.61%		0.73%		0.90%	0.84%

Portfolio turnover rate(d)	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.05	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	73%	104%	119%	124%	140%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.21		$21.94		$28.83		$30.16	$34.33

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.08		0.12		0.17		0.22	0.24

Net realized and unrealized gain (loss)	11.44		(4.76)		(6.87)		(0.93)	0.73

Total from investment operations	11.52		(4.64)		(6.70)		(0.71)	0.97

Less distributions to shareholders:

From net investment income	(0.36)		(0.09)		(0.19)		(0.14)	(0.55)

From net realized gains	—		—		—		(0.48)	(4.59)

Total distributions	(0.36)		(0.09)		(0.19)		(0.62)	(5.14)

Net asset value, end of period	$28.37		$17.21		$21.94		$28.83	$30.16

Total Return(b)	67.24%		(21.18)%		(23.25)%		(2.03)%	2.81%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$82,528		$120,189		$252,363		$419,552	$308,143

Net expenses to average daily net assets(c)	0.86%		0.87%		0.87%		0.87%	0.87%

Net investment income (loss) to average daily net assets(a)	0.37%		0.57%		0.65%		0.79%	0.72%

Portfolio turnover rate(d)	41%		57%		57%		57%	63%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.05	%(e)	0.04	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	73%	104%	119%	124%	140%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares
	Year Ended February 28/29,							Period from November 17, 2021 (commencement of operations) through February 28,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$11.30		$15.47		$13.33		$16.65	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.50	(b)	0.45		0.72		0.72	0.15

Net realized and unrealized gain (loss)	6.43		(0.87)		2.44		(3.42)	(3.37)

Total from investment operations	6.93		(0.42)		3.16		(2.70)	(3.22)

Less distributions to shareholders:

From net investment income	(0.60)		(0.98)		(1.02)		(0.56)	(0.13)

From net realized gains	(0.71)		(2.77)		—		(0.06)	—

Total distributions	(1.31)		(3.75)		(1.02)		(0.62)	(0.13)

Net asset value, end of period	$16.92		$11.30		$15.47		$13.33	$16.65

Total Return(c)	64.37	%(d)	(3.91)%		24.10%		(16.04)%	(16.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$47,239		$33,602		$41,481		$28,548	$14,810

Net expenses to average daily net assets(e)	0.81%		0.81%		0.80%		0.80%	0.80	%*

Net investment income (loss) to average daily net assets(a)	3.68	%(b)	3.18%		5.02%		5.26%	2.52	%*

Portfolio turnover rate(f)	85%		86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.27	%(g)	0.58	%(g)	0.11	%(g)	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$67,800
3.50%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2026
0.25%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	92%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares
	Year Ended February 28/29,							Period from October 18, 2021 (commencement of operations) through February 28,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$11.33		$15.48		$13.34		$16.66	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.52	(b)	0.54		0.78		0.74	0.17

Net realized and unrealized gain (loss)	6.44		(0.93)		2.39		(3.43)	(3.38)

Total from investment operations	6.96		(0.39)		3.17		(2.69)	(3.21)

Less distributions to shareholders:

From net investment income	(0.61)		(0.99)		(1.03)		(0.57)	(0.13)

From net realized gains	(0.71)		(2.77)		—		(0.06)	—

Total distributions	(1.32)		(3.76)		(1.03)		(0.63)	(0.13)

Net asset value, end of period	$16.97		$11.33		$15.48		$13.34	$16.66

Total Return(c)	64.55	%(d)	(3.66)%		24.22%		(15.97)%	(16.15	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$50,583		$36,736		$195,810		$226,245	$282,287

Net expenses to average daily net assets(e)	0.68%		0.68%		0.67%		0.67%	0.67	%*

Net investment income (loss) to average daily net assets(a)	3.87	%(b)	3.64%		5.46%		5.39%	2.36	%*

Portfolio turnover rate(f)	85%		86%		84%		126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.30	%(g)	0.43	%(g)	0.15	%(g)	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$72,812
3.70%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2026
0.25%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	92%	103%	123%	140%	43%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022

Net asset value, beginning of period	$23.28		$23.81		$21.87		$29.81		$36.70

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.95	(b)	0.90	(b)	1.31	(b)	1.04		1.21

Net realized and unrealized gain (loss)	11.79		(0.19)		2.31		(7.23)		(6.58)

Total from investment operations	12.74		0.71		3.62		(6.19)		(5.37)

Less distributions to shareholders:

From net investment income	(1.51)		(1.24)		(1.68)		(1.75)		(1.52)

Total distributions	(1.51)		(1.24)		(1.68)		(1.75)		(1.52)

Net asset value, end of period	$34.51		$23.28		$23.81		$21.87		$29.81

Total Return(c)	56.01	%(d)	2.89	%(d)	17.55	%(d)	(20.78)%		(15.13)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$164,409		$112,376		$129,497		$151,666		$262,449

Net expenses to average daily net assets(e)	1.03%		1.03%		0.96%		0.95%		0.92%

Net investment income (loss) to average daily net assets(a)	3.38	%(b)	3.67	%(b)	5.82	%(b)	4.32%		3.34%

Portfolio turnover rate	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)	0.09	%(g)	0.10	%(g)	0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$185,139	$88,320	$456,929
3.24%	3.60%	5.47%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022

Net asset value, beginning of period	$23.68		$24.21		$21.96		$29.91		$36.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.93	(b)	0.92	(b)	1.45	(b)	1.22		1.27

Net realized and unrealized gain (loss)	12.07		(0.19)		2.23		(7.42)		(6.64)

Total from investment operations	13.00		0.73		3.68		(6.20)		(5.37)

Less distributions to shareholders:

From net investment income	(1.50)		(1.26)		(1.43)		(1.75)		(1.53)

Total distributions	(1.50)		(1.26)		(1.43)		(1.75)		(1.53)

Net asset value, end of period	$35.18		$23.68		$24.21		$21.96		$29.91

Total Return(c)	56.14	%(d)	2.94	%(d)	17.63	%(d)	(20.73)%		(15.08)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$63		$40		$40		$72		$267,177

Net expenses to average daily net assets(e)	0.98%		0.97%		0.91%		0.90%		0.87%

Net investment income (loss) to average daily net assets(a)	3.23	%(b)	3.68	%(b)	6.40	%(b)	5.01%		3.47%

Portfolio turnover rate	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(g)	0.07	%(g)	0.07	%(g)	0.02%		0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$ 72	$ 30	$ 210
3.09%	3.61%	6.05%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022

Net asset value, beginning of period	$23.03		$23.57		$21.67		$29.56		$36.41

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.00	(b)	0.92	(b)	1.41	(b)	1.14		1.33

Net realized and unrealized gain (loss)	11.66		(0.18)		2.22		(7.24)		(6.59)

Total from investment operations	12.66		0.74		3.63		(6.10)		(5.26)

Less distributions to shareholders:

From net investment income	(1.56)		(1.28)		(1.73)		(1.79)		(1.59)

Total distributions	(1.56)		(1.28)		(1.73)		(1.79)		(1.59)

Net asset value, end of period	$34.13		$23.03		$23.57		$21.67		$29.56

Total Return(c)	56.32	%(d)	3.07	%(d)	17.77	%(d)	(20.62)%		(14.98)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$234,207		$183,206		$250,903		$598,337		$1,244,914

Net expenses to average daily net assets(e)	0.85%		0.85%		0.78%		0.77%		0.74%

Net investment income (loss) to average daily net assets(a)	3.62	%(b)	3.81	%(b)	6.33	%(b)	4.77%		3.69%

Portfolio turnover rate	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%(g)	0.10	%(g)	0.11	%(g)	0.06%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$286,961	$143,636	$1,540,135
3.48%	3.74%	5.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022

Net asset value, beginning of period	$23.28		$23.81		$21.88		$29.78		$36.67

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.95	(b)	0.88	(b)	1.31	(b)	1.14		1.15

Net realized and unrealized gain (loss)	11.79		(0.17)		2.31		(7.32)		(6.51)

Total from investment operations	12.74		0.71		3.62		(6.18)		(5.36)

Less distributions to shareholders:

From net investment income	(1.51)		(1.24)		(1.69)		(1.72)		(1.53)

Total distributions	(1.51)		(1.24)		(1.69)		(1.72)		(1.53)

Net asset value, end of period	$34.51		$23.28		$23.81		$21.88		$29.78

Total Return(c)	56.01	%(d)	2.91	%(d)	17.54	%(d)	(20.76)%		(15.13)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$21,855		$13,041		$12,317		$11,042		$40,197

Net expenses to average daily net assets(e)	1.03%		1.03%		0.96%		0.95%		0.93%

Net investment income (loss) to average daily net assets(a)	3.40	%(b)	3.59	%(b)	5.80	%(b)	4.74%		3.18%

Portfolio turnover rate	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)	0.09	%(g)	0.11	%(g)	0.04%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$23,716	$9,376	$38,968
3.26%	3.52%	5.45%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026		2025		2024		2023		2022

Net asset value, beginning of period	$23.23		$23.76		$21.83		$29.75		$36.66

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.92	(b)	0.93	(b)	1.35	(b)	1.06		1.13

Net realized and unrealized gain (loss)	11.77		(0.25)		2.25		(7.24)		(6.52)

Total from investment operations	12.69		0.68		3.60		(6.18)		(5.39)

Less distributions to shareholders:

From net investment income	(1.49)		(1.21)		(1.67)		(1.74)		(1.52)

Total distributions	(1.49)		(1.21)		(1.67)		(1.74)		(1.52)

Net asset value, end of period	$34.43		$23.23		$23.76		$21.83		$29.75

Total Return(c)	55.87	%(d)	2.79	%(d)	17.48	%(d)	(20.80)%		(15.20)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$109,515		$61,959		$65,537		$86,689		$119,995

Net expenses to average daily net assets(e)	1.13%		1.11%		1.03%		1.00%		0.98%

Net investment income (loss) to average daily net assets(a)	3.29	%(b)	3.80	%(b)	6.02	%(b)	4.42%		3.14%

Portfolio turnover rate	91	%(f)	118	%(f)	109	%(f)	128	%(f)	102%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%(g)	0.13	%(g)	0.17	%(g)	0.12%		0.10%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, and interest payments (net of related taxes, if any) in respect of capital gain tax refunds in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim and interest recognized in respect of capital gain tax refunds amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,	February 29,
2026	2025	2024
$124,233	$44,220	$256,866
3.15%	3.73%	5.68%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and interest recognized in respect of capital gain tax refunds received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,	February 28,	February 29,
2026	2025	2024
0.23%	0.07%	0.67%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	110%	141%	138%	138%	N/A

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.77		$23.47		$21.64		$23.00	$23.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	2.03	(b)	0.54		0.78		0.89	0.96	(b)

Net realized and unrealized gain (loss)	11.68		3.76		2.78		(1.36)	0.25

Total from investment operations	13.71		4.30		3.56		(0.47)	1.21

Less distributions to shareholders:

From net investment income	(1.90)		(1.00)		(1.73)		(0.89)	(1.53)

Total distributions	(1.90)		(1.00)		(1.73)		(0.89)	(1.53)

Net asset value, end of period	$38.58		$26.77		$23.47		$21.64	$23.00

Total Return(c)	52.42	%(d)	18.80	%(e)	16.98%		(1.87)%	5.08	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$459,410		$401,462		$362,473		$366,630	$358,775

Net expenses to average daily net assets(f)	0.68%		1.86	%(g)	0.67%		0.66%	0.67%

Net investment income (loss) to average daily net assets(a)	6.45	%(b)	2.15%		3.47%		4.28%	3.84	%(b)

Portfolio turnover rate(h)	74%		71%		63%		51%	64%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(i)	0.04	%(i)	0.04	%(i)	0.04%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$14,693,373	$861,919
2.93%	3.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28,	February 28,
2026	2022
5.30%	0.21%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.19%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	104%	84%	83%	60%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.73		$23.44		$21.60		$22.96	$23.28

Income (loss) from investment operations:

Net investment income (loss)(a)†	2.04	(b)	0.55		0.85		0.92	0.96	(b)

Net realized and unrealized gain (loss)	11.66		3.76		2.72		(1.38)	0.26

Total from investment operations	13.70		4.31		3.57		(0.46)	1.22

Less distributions to shareholders:

From net investment income	(1.92)		(1.02)		(1.73)		(0.90)	(1.54)

Total distributions	(1.92)		(1.02)		(1.73)		(0.90)	(1.54)

Net asset value, end of period	$38.51		$26.73		$23.44		$21.60	$22.96

Total Return(c)	52.48	%(d)	18.85	%(e)	17.10%		(1.82)%	5.16	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$620,569		$611,464		$577,804		$921,486	$1,534,339

Net expenses to average daily net assets(f)	0.62%		1.81	%(g)	0.61%		0.60%	0.61%

Net investment income (loss) to average daily net assets(a)	6.52	%(b)	2.20%		3.80%		4.42%	3.88	%(b)

Portfolio turnover rate(h)	74%		71%		63%		51%	64%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(i)	0.04	%(i)	0.04	%(i)	0.04%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$20,650,638	$3,699,861
3.04%	3.67%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28,	February 28,
2026	2022
5.30%	0.21%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.52% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 1.20%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	104%	84%	83%	60%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares

	Year Ended February 28/29,							Period from May 24, 2021 (commencement of operations) through February 28,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$26.88		$23.55		$21.72		$23.08	$25.79

Income (loss) from investment operations:

Net investment income (loss)(a)†	2.57	(b)	0.58		0.68		0.85	0.44	(b)

Net realized and unrealized gain (loss)	11.14		3.69		2.85		(1.36)	(2.05)

Total from investment operations	13.71		4.27		3.53		(0.51)	(1.61)

Less distributions to shareholders:

From net investment income	(1.90)		(0.94)		(1.70)		(0.85)	(1.10)

Total distributions	(1.90)		(0.94)		(1.70)		(0.85)	(1.10)

Net asset value, end of period	$38.69		$26.88		$23.55		$21.72	$23.08

Total Return(c)	52.23	%(d)	18.55	%(e)	16.78%		(2.03)%	(6.27	)%(f) **

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$69,461		$4,732		$4,774		$2,804	$3,021

Net expenses to average daily net assets(g)	0.77%		1.76	%(h)	0.84%		0.83%	0.89	%*

Net investment income (loss) to average daily net assets(a)	7.63	%(b)	2.32%		3.01%		4.08%	2.35	%(b) *

Portfolio turnover rate(i)	74%		71%		63%		51%	64	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(j)	0.07	%(j)	0.04	%(j)	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,	February 28,
2026	2022
$1,282,628	$2,264
1.64%	1.63%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28,
2026
5.30%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 5.51% to total return.
(f)

EU tax reclaim payments and related interest recognized during the period, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(h)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.90%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	104%	84%	83%	60%	N/A

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$15.21		$14.34		$13.17		$14.30	$15.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.68	(b)	0.60		0.40		0.52	0.63	(b)

Net realized and unrealized gain (loss)	6.40		1.62		1.18		(0.93)	0.14

Total from investment operations	7.08		2.22		1.58		(0.41)	0.77

Less distributions to shareholders:

From net investment income	(0.89)		(0.75)		(0.28)		(0.48)	(0.76)

From net realized gains	(2.79)		(0.60)		(0.13)		(0.24)	(1.69)

Total distributions	(3.68)		(1.35)		(0.41)		(0.72)	(2.45)

Net asset value, end of period	$18.61		$15.21		$14.34		$13.17	$14.30

Total Return(c)	51.36	%(d)	16.23	%(e)	12.08%		(2.42)%	4.77	%(d)
Ratios/Supplemental Data:

Net assets, end of period (000’s)	$38,907		$30,690		$54,986		$30,686	$31,781

Net expenses to average daily net assets(f)	0.69%		0.78	%(g)	0.68%		0.68%	0.84	%(h)

Net investment income (loss) to average daily net assets(a)	4.01	%(b)	3.98%		2.86%		4.06%	3.78	%(b)

Portfolio turnover rate(i)	47%		49%		57%		93%	86%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(j)	0.05	%(j)	0.12	%(j)	0.70%	0.60	%(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2026	February 28, 2022
$146,995	$61,519
3.57%	3.62%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28, 2026	February 28, 2022
0.71%	0.14%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	67%	59%	91%	134%	107%

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares

	Year Ended February 28,				Period from September 25, 2023 (commencement of operations) through February 29,
	2026		2025		2024

Net asset value, beginning of period	$15.16		$14.31		$13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.75	(b)	0.54		0.13

Net realized and unrealized gain (loss)	6.30		1.67		0.68

Total from investment operations	7.05		2.21		0.81

Less distributions to shareholders:

From net investment income	(0.89)		(0.76)		(0.29)

From net realized gains	(2.79)		(0.60)		(0.13)

Total distributions	(3.68)		(1.36)		(0.42)

Net asset value, end of period	$18.53		$15.16		$14.31

Total Return(c)	51.39	%(d)	16.23	%(e)	5.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$278,356		$357,366		$308,786

Net expenses to average daily net assets(f)	0.64%		0.74	%(g)	0.64	%*

Net investment income (loss) to average daily net assets(a)	4.48	%(b)	3.58%		2.12	%*

Portfolio turnover rate(h)	47%		49%		57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(i)	0.06	%(i)	0.10	%(i)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2).

Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2026
$1,441,682
3.98%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28,
2026
0.71%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.09%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024
Portfolio turnover rate including transactions in USTF	67%	59%	91%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares

	Year Ended February 28, 2026		Period from April 8, 2024 (commencement of operations) through February 28, 2025

Net asset value, beginning of period	$ 15.19		$ 15.13

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.69	(b)	0.43

Net realized and unrealized gain (loss)	6.37		0.99

Total from investment operations	7.06		1.42

Less distributions to shareholders:

From net investment income	(0.89)		(0.76)

From net realized gains	(2.79)		(0.60)

Total distributions	(3.68)		(1.36)

Net asset value, end of period	$ 18.57		$ 15.19

Total Return(c)	51.29	%(d)	10.11	%(e) **

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$21,809		$22,095

Net expenses to average daily net assets(f)	0.69%		0.79	%(g) *

Net investment income (loss) to average daily net assets(a)	4.10	%(b)	3.17	%*

Portfolio turnover rate(h)	47%		49	% **

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(i)	0.06	%(i) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2).

Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$108,347
3.61%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28, 2026
0.71%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.46% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025

Portfolio turnover rate including transactions in USTF	67%	59%
(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares
	Year Ended February 28,				Period from August 14, 2023 (commencement of operations) through February 29,

	2026		2025		2024

Net asset value, beginning of period	$15.16		$14.31		$13.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.62	(b)	0.52		0.15

Net realized and unrealized gain (loss)	6.40		1.67		0.64

Total from investment operations	7.02		2.19		0.79

Less distributions to shareholders:

From net investment income	(0.90)		(0.74)		(0.27)

From net realized gains	(2.79)		(0.60)		(0.13)

Total distributions	(3.69)		(1.34)		(0.40)

Net asset value, end of period	$18.49		$15.16		$14.31

Total Return(c)	51.15	%(d)	16.10	%(e)	5.72	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 744		$ 62		$ 54

Net expenses to average daily net assets(f)	0.78%		0.91	%(g)	0.78	%*

Net investment income (loss) to average daily net assets(a)	3.62	%(b)	3.43%		2.02	%*

Portfolio turnover rate(h)	47%		49%		57	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%(i)	5.22	%(i)	0.10	%(i) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees attributed to EU tax reclaims, as applicable, in connection with certain Fund holdings (Note 2).

Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2026
$ 866
3.85%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fee accruals and/or adjustments related to the finalization of IRS closing agreements, and non-recurring contingent legal fees, attributed to EU tax reclaims, as applicable, had the below impact to each class’s total return (Note 2):

February 28,
2026
0.71%

(e)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 0.48% to total return.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.10%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024

Portfolio turnover rate including transactions in USTF	67%	59%	91%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares

						Period from
						December 30, 2021
						(commencement
						of operations)
						through
	Year Ended February 28/29,					February 28,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$20.39		$19.67	$16.86	$19.71	$19.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.50		0.42	0.37	0.39	(0.03)

Net realized and unrealized gain (loss)	10.03		0.80	3.30	(2.27)	(0.07)

Total from investment operations	10.53		1.22	3.67	(1.88)	(0.10)

Less distributions to shareholders:

From net investment income	(1.00)		(0.50)	(0.86)	(0.16)	—

From net realized gains	(0.36)		—	—	(0.81)	—

Total distributions	(1.36)		(0.50)	(0.86)	(0.97)	—

Net asset value, end of period	$29.56		$20.39	$19.67	$16.86	$19.71

Total Return(b)	53.11%		6.25%	22.17%	(9.21)%	(0.50	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$42,581		$29,337	$29,049	$24,808	$23,673

Net expenses to average daily net assets(c)	0.70%		0.68%	0.67%	0.67%	0.66	%*

Net investment income (loss) to average daily net assets(a)	2.08%		2.06%	2.03%	2.37%	(0.55	)%*

Portfolio turnover rate(d)	40%		23%	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)	0.09%	0.16%	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	58%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	76

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares

	Year Ended February 28/29,

	2026		2025	2024	2023	2022

Net asset value, beginning of period	$20.40		$19.67	$16.87	$19.71	$23.47

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.54		0.38	0.42	0.41	0.43

Net realized and unrealized gain (loss)	10.01		0.87	3.26	(2.27)	(0.71)

Total from investment operations	10.55		1.25	3.68	(1.86)	(0.28)

Less distributions to shareholders:

From net investment income	(1.02)		(0.52)	(0.88)	(0.17)	(1.50)

From net realized gains	(0.36)		—	—	(0.81)	(1.98)

Total distributions	(1.38)		(0.52)	(0.88)	(0.98)	(3.48)

Net asset value, end of period	$29.57		$20.40	$19.67	$16.87	$19.71

Total Return(b)	53.22%		6.41%	22.21%	(9.11)%	(1.45)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$141,032		$121,619	$82,521	$81,148	$133,035

Net expenses to average daily net assets(c)	0.60%		0.58%	0.58%	0.57%	0.57%

Net investment income (loss) to average daily net assets(a)	2.27%		1.88%	2.28%	2.48%	1.90%

Portfolio turnover rate(d)	40%		23%	33%	39%	47%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(e)	0.09%	0.16%	0.14%	0.08%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	58%	32%	N/A	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares

						Period from
						June 7, 2021
						(commencement
						of operations)
						through
	Year Ended February 28/29,					February 28,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$20.34		$19.64	$16.85	$19.69	$24.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.37		0.27	0.24	0.42	0.12

Net realized and unrealized gain (loss)	10.10		0.92	3.41	(2.32)	(1.91	)(b)

Total from investment operations	10.47		1.19	3.65	(1.90)	(1.79)

Less distributions to shareholders:

From net investment income	(0.98)		(0.49)	(0.86)	(0.13)	(1.49)

From net realized gains	(0.36)		—	—	(0.81)	(1.98)

Total distributions	(1.34)		(0.49)	(0.86)	(0.94)	(3.47)

Net asset value, end of period	$29.47		$20.34	$19.64	$16.85	$19.69

Total Return(c)	52.93%		6.13%	22.03%	(9.32)%	(7.43	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$112,688		$28,055	$6,402	$1,549	$3,107

Net expenses to average daily net assets(d)	0.82%		0.80%	0.78%	0.77%	0.77	%*

Net investment income (loss) to average daily net assets(a)	1.50%		1.33%	1.33%	2.54%	0.79	%*

Portfolio turnover rate(e)	40%		23%	33%	39%	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(f)	0.08%	0.18%	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	58%	32%	N/A	N/A	N/A

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$33.95		$31.00		$23.76		$28.05	$25.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.32		0.33		0.29		0.29	0.33	(b)

Net realized and unrealized gain (loss)	4.80		4.23		8.17		(1.80)	3.56

Total from investment operations	5.12		4.56		8.46		(1.51)	3.89

Less distributions to shareholders:

From net investment income	(0.35)		(0.33)		(0.28)		(0.30)	(0.32)

From net realized gains	(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(3.91)		(1.61)		(1.22)		(2.78)	(1.82)

Net asset value, end of period	$35.16		$33.95		$31.00		$23.76	$28.05

Total Return(c)	15.46%		14.78%		36.15%		(5.30)%	14.71	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,479,368		$3,346,233		$3,211,663		$2,885,807	$2,996,330

Net expenses to average daily net assets(e)	0.51%		0.50%		0.50%		0.49%	0.48%

Net investment income (loss) to average daily net assets(a)	0.91%		1.00%		1.06%		1.14%	1.12	%(b)

Portfolio turnover rate(f)	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

79	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$34.06		$31.10		$23.84		$28.13	$26.04

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.34		0.31		0.30	0.32	(b)

Net realized and unrealized gain (loss)	4.82		4.25		8.18		(1.80)	3.60

Total from investment operations	5.16		4.59		8.49		(1.50)	3.92

Less distributions to shareholders:

From net investment income	(0.36)		(0.35)		(0.29)		(0.31)	(0.33)

From net realized gains	(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(3.92)		(1.63)		(1.23)		(2.79)	(1.83)

Net asset value, end of period	$35.30		$34.06		$31.10		$23.84	$28.13

Total Return(c)	15.53%		14.83%		36.17%		(5.23)%	14.79	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,126,560		$1,219,154		$1,028,173		$418,403	$912,163

Net expenses to average daily net assets(e)	0.46%		0.46%		0.46%		0.45%	0.44%

Net investment income (loss) to average daily net assets(a)	0.97%		1.01%		1.10%		1.19%	1.08	%(b)

Portfolio turnover rate(f)	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$33.95		$31.01		$23.76		$28.06	$25.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.35		0.36		0.32		0.32	0.34	(b)

Net realized and unrealized gain (loss)	4.81		4.22		8.18		(1.82)	3.60

Total from investment operations	5.16		4.58		8.50		(1.50)	3.94

Less distributions to shareholders:

From net investment income	(0.38)		(0.36)		(0.31)		(0.32)	(0.36)

From net realized gains	(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(3.94)		(1.64)		(1.25)		(2.80)	(1.86)

Net asset value, end of period	$35.17		$33.95		$31.01		$23.76	$28.06

Total Return(c)	15.59%		14.85%		36.32%		(5.24)%	14.86	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$3,456,085		$3,262,685		$2,875,207		$2,224,691	$3,461,580

Net expenses to average daily net assets(e)	0.41%		0.41%		0.41%		0.40%	0.39%

Net investment income (loss) to average daily net assets(a)	1.02%		1.08%		1.16%		1.24%	1.16	%(b)

Portfolio turnover rate(f)	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.00	%(g) (h)	0.01	%(h)	0.02%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$5,862,655
0.99%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$33.88		$30.95		$23.73		$28.02	$25.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.31		0.32		0.29		0.28	0.32	(b)

Net realized and unrealized gain (loss)	4.80		4.23		8.16		(1.79)	3.57

Total from investment operations	5.11		4.55		8.45		(1.51)	3.89

Less distributions to shareholders:

From net investment income	(0.35)		(0.34)		(0.29)		(0.30)	(0.33)

From net realized gains	(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(3.91)		(1.62)		(1.23)		(2.78)	(1.83)

Net asset value, end of period	$35.08		$33.88		$30.95		$23.73	$28.02

Total Return(c)	15.47%		14.76%		36.14%		(5.29)%	14.71	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,097,489		$1,560,754		$1,142,543		$769,960	$507,232

Net expenses to average daily net assets(e)	0.51%		0.50%		0.49%		0.48%	0.48%

Net investment income (loss) to average daily net assets(a)	0.90%		0.98%		1.07%		1.12%	1.07	%(b)

Portfolio turnover rate(f)	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.01	%(h)	0.02	%(h)	0.03%	0.02	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$822,832
0.89%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$33.82		$30.90		$23.70		$27.99	$25.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.29		0.27		0.26	0.28	(b)

Net realized and unrealized gain (loss)	4.79		4.21		8.14		(1.80)	3.58

Total from investment operations	5.07		4.50		8.41		(1.54)	3.86

Less distributions to shareholders:

From net investment income	(0.31)		(0.30)		(0.27)		(0.27)	(0.30)

From net realized gains	(3.56)		(1.28)		(0.94)		(2.48)	(1.50)

Total distributions	(3.87)		(1.58)		(1.21)		(2.75)	(1.80)

Net asset value, end of period	$35.02		$33.82		$30.90		$23.70	$27.99

Total Return(c)	15.37%		14.63%		36.02%		(5.40)%	14.62	%(d)

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,955,962		$1,682,655		$1,263,793		$486,544	$481,865

Net expenses to average daily net assets(e)	0.62%		0.61%		0.59%		0.58%	0.58%

Net investment income (loss) to average daily net assets(a)	0.80%		0.86%		0.96%		1.04%	0.96	%(b)

Portfolio turnover rate(f)	24%		16%		19%		15%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g) (h)	0.01	%(h)	0.04	%(h)	0.04%	0.04	%(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2022
$779,657
0.79%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	39%	28%	31%	24%	18%

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares

	Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$10.64		$13.43		$18.98		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.25	(b)	0.20		0.45		0.01

Net realized and unrealized gain (loss)	8.96		(2.68)		(5.21)		(1.03)

Total from investment operations	9.21		(2.48)		(4.76)		(1.02)

Less distributions to shareholders:

From net investment income	(0.57)		(0.31)		(0.79)		—

Total distributions	(0.57)		(0.31)		(0.79)		—

Net asset value, end of period	$19.28		$10.64		$13.43		$18.98

Total Return(c)	87.53	%(d)	(18.78)%		(25.58)%		(5.10	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$180,473		$96,212		$118,417		$460,209

Net expenses to average daily net assets(e)	0.86%		0.86%		0.86%		0.86	%*

Net investment income (loss) to average daily net assets(a)	1.81	%(b)	1.49%		2.70%		1.39	%*

Portfolio turnover rate(f)	53%		47%		84%		0	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%(g)	0.14	%(g)	0.08	%(g)	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2026
$96,218
1.73%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2026
0.12%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	73%	58%	98%	2%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.43		$20.67		$25.06		$28.39	$27.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.52		0.57		0.91		1.13	1.54

Net realized and unrealized gain (loss)	9.33		(3.19)		(3.95)		(1.74)	2.00

Total from investment operations	9.85		(2.62)		(3.04)		(0.61)	3.54

Less distributions to shareholders:

From net investment income	(0.95)		(0.62)		(0.87)		(1.10)	(1.35)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.95)		(0.62)		(1.35)		(2.72)	(2.96)

Net asset value, end of period	$26.33		$17.43		$20.67		$25.06	$28.39

Total Return(b)	57.72%		(12.82)%		(12.67)%		(1.47)%	13.29%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$243,278		$194,258		$223,995		$322,035	$239,225

Net expenses to average daily net assets(c)	0.70%		0.71%		0.72%		0.72%	0.71%

Net investment income (loss) to average daily net assets(a)	2.61%		2.74%		3.94%		4.26%	5.32%

Portfolio turnover rate(d)	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.36		$20.59		$24.98		$28.30	$27.73

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.53		0.58		0.87		1.13	1.79

Net realized and unrealized gain (loss)	9.29		(3.18)		(3.89)		(1.72)	1.76

Total from investment operations	9.82		(2.60)		(3.02)		(0.59)	3.55

Less distributions to shareholders:

From net investment income	(0.94)		(0.63)		(0.89)		(1.11)	(1.37)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.94)		(0.63)		(1.37)		(2.73)	(2.98)

Net asset value, end of period	$26.24		$17.36		$20.59		$24.98	$28.30

Total Return(b)	57.81%		(12.78)%		(12.64)%		(1.40)%	13.34%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$142,658		$342,416		$403,197		$344,000	$383,353

Net expenses to average daily net assets(c)	0.65%		0.66%		0.67%		0.67%	0.65%

Net investment income (loss) to average daily net assets(a)	2.78%		2.80%		3.81%		4.32%	6.21%

Portfolio turnover rate(d)	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares

	Year Ended February 28/29,							Period from February 8, 2022 (commencement of operations) through February 28,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.36		$20.60		$24.96		$28.30	$29.11

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.53		0.60		0.78		1.10	(0.57)

Net realized and unrealized gain (loss)	9.30		(3.20)		(3.78)		(1.69)	(0.24	)(b)

Total from investment operations	9.83		(2.60)		(3.00)		(0.59)	(0.81)

Less distributions to shareholders:

From net investment income	(0.97)		(0.64)		(0.88)		(1.13)	—

From net realized gains	—		—		(0.48)		(1.62)	—

Total distributions	(0.97)		(0.64)		(1.36)		(2.75)	—

Net asset value, end of period	$26.22		$17.36		$20.60		$24.96	$28.30

Total Return(c)	57.87%		(12.78)%		(12.57)%		(1.39)%	(2.78	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$91,357		$79,861		$109,235		$65,869	$842,698

Net expenses to average daily net assets(d)	0.61%		0.62%		0.62%		0.62%	0.74	%*

Net investment income (loss) to average daily net assets(a)	2.68%		2.90%		3.46%		4.21%	(35.65	)%*

Portfolio turnover rate(e)	43%		48%		60%		65%	60	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g)	0.00	%(f) (g)	0.00	%(f) (g)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	82%	79%	105%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.40		$20.64		$25.04		$28.37	$27.82

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.53		0.57		0.79		1.10	(0.06)

Net realized and unrealized gain (loss)	9.30		(3.19)		(3.82)		(1.71)	3.59

Total from investment operations	9.83		(2.62)		(3.03)		(0.61)	3.53

Less distributions to shareholders:

From net investment income	(0.94)		(0.62)		(0.89)		(1.10)	(1.37)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.94)		(0.62)		(1.37)		(2.72)	(2.98)

Net asset value, end of period	$26.29		$17.40		$20.64		$25.04	$28.37

Total Return(b)	57.74%		(12.85)%		(12.67)%		(1.43)%	13.25%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$407,526		$412,979		$497,523		$315,904	$105,086

Net expenses to average daily net assets(c)	0.70%		0.71%		0.72%		0.72%	0.74%

Net investment income (loss) to average daily net assets(a)	2.70%		2.78%		3.47%		4.21%	(0.20)%

Portfolio turnover rate(d)	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$17.44		$20.67		$25.06		$28.39	$27.81

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.48		0.57		0.86		1.08	1.25

Net realized and unrealized gain (loss)	9.35		(3.22)		(3.91)		(1.72)	2.27

Total from investment operations	9.83		(2.65)		(3.05)		(0.64)	3.52

Less distributions to shareholders:

From net investment income	(0.91)		(0.58)		(0.86)		(1.07)	(1.33)

From net realized gains	—		—		(0.48)		(1.62)	(1.61)

Total distributions	(0.91)		(0.58)		(1.34)		(2.69)	(2.94)

Net asset value, end of period	$26.36		$17.44		$20.67		$25.06	$28.39

Total Return(b)	57.54%		(12.96)%		(12.73)%		(1.55)%	13.19%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$381,034		$465,097		$763,309		$736,470	$633,189

Net expenses to average daily net assets(c)	0.82%		0.83%		0.82%		0.82%	0.81%

Net investment income (loss) to average daily net assets(a)	2.44%		2.75%		3.76%		4.11%	4.32%

Portfolio turnover rate(d)	43%		48%		60%		65%	60%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)	0.01	%(e)	0.03	%(e)	0.03%	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	82%	79%	105%	72%	60%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares

	Year Ended February 28/29,						Period from November 15, 2022 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.73		$24.39		$22.12		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05		0.05		0.06		0.01

Net realized and unrealized gain (loss)	3.10		(0.09)		5.14		1.03

Total from investment operations	3.15		(0.04)		5.20		1.04

Less distributions to shareholders:

From net investment income	(0.04)		(0.05)		(0.06)		(0.01)

From net realized gains	(0.07)		(1.57)		(2.87)		(1.87)

Total distributions	(0.11)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$25.77		$22.73		$24.39		$22.12

Total Return(b)	13.91%		(0.81)%		24.95%		4.57	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$70,413		$54,496		$17,315		$13,391

Net expenses to average daily net assets(c)	0.76%		0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.24%		0.20%		0.25%		0.19	%*

Portfolio turnover rate(d)	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.07	%(e)	0.21	%(e)	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class IV Shares

	Period from March 31, 2025 (commencement of operations) through February 28,
	2026

Net asset value, beginning of period	$21.59

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.05

Net realized and unrealized gain (loss)	4.26

Total from investment operations	4.31

Less distributions to shareholders:

From net investment income	(0.06)

From net realized gains	(0.07)

Total distributions	(0.13)

Net asset value, end of period	$25.77

Total Return(b)	20.00	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$167,995

Net expenses to average daily net assets(c)	0.71	%*

Net investment income (loss) to average daily net assets(a)	0.25	%*

Portfolio turnover rate(d)	61	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2026
Portfolio turnover rate including transactions in USTF	72%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares

	Year Ended February 28/29,						Period from September 20, 2022 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.76		$24.41		$22.13		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.08		0.08		0.08		0.02

Net realized and unrealized gain (loss)	3.11		(0.09)		5.15		4.00

Total from investment operations	3.19		(0.01)		5.23		4.02

Less distributions to shareholders:

From net investment income	(0.06)		(0.07)		(0.07)		(0.02)

From net realized gains	(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.13)		(1.64)		(2.95)		(1.89)

Net asset value, end of period	$25.82		$22.76		$24.41		$22.13

Total Return(b)	14.07%		(0.72)%		25.06%		20.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$46,795		$49,662		$64,312		$51,566

Net expenses to average daily net assets(c)	0.66%		0.66%		0.66%		0.66	%*

Net investment income (loss) to average daily net assets(a)	0.34%		0.32%		0.34%		0.25	%*

Portfolio turnover rate(d)	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.07	%(e)	0.21	%(e)	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

SMALL CAP QUALITY FUND (continued)

	Class R6 Shares
	Period from April 29, 2025 (commencement of operations) through February 28,
	2026

Net asset value, beginning of period	$21.32

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.04

Net realized and unrealized gain (loss)	4.53

Total from investment operations	4.57

Less distributions to shareholders:

From net investment income	(0.07)

From net realized gains	(0.07)

Total distributions	(0.14)

Net asset value, end of period	$25.75

Total Return(b)	21.47	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$208,646

Net expenses to average daily net assets(c)	0.76	%*

Net investment income (loss) to average daily net assets(a)	0.18	%*

Portfolio turnover rate(d)	61	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2026
Portfolio turnover rate including transactions in USTF	72%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares
	Year Ended February 28/29,						Period from November 15, 2022 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.72		$24.38		$22.11		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.06		0.05		0.08		0.01

Net realized and unrealized gain (loss)	3.10		(0.09)		5.12		1.02

Total from investment operations	3.16		(0.04)		5.20		1.03

Less distributions to shareholders:

From net investment income	(0.03)		(0.05)		(0.05)		(0.01)

From net realized gains	(0.07)		(1.57)		(2.88)		(1.87)

Total distributions	(0.10)		(1.62)		(2.93)		(1.88)

Net asset value, end of period	$25.78		$22.72		$24.38		$22.11

Total Return(b)	13.93%		(0.81)%		24.93%		4.51	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$194,016		$287,490		$122,328		$21

Net expenses to average daily net assets(c)	0.76%		0.75%		0.75%		0.75	%*

Net investment income (loss) to average daily net assets(a)	0.26%		0.21%		0.35%		0.09	%*

Portfolio turnover rate(d)	61%		51%		37%		77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e)	0.17	%(e)	0.31	%(e)	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	72%	77%	61%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$13.49		$13.84		$12.54		$13.69	$14.39

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.18		0.17		0.18		0.17	0.21

Net realized and unrealized gain (loss)	3.01		1.80		2.69		(0.45)	2.13

Total from investment operations	3.19		1.97		2.87		(0.28)	2.34

Less distributions to shareholders:

From net investment income	(0.17)		(0.18)		(0.17)		(0.17)	(0.19)

From net realized gains	(1.53)		(2.14)		(1.40)		(0.70)	(2.85)

Total distributions	(1.70)		(2.32)		(1.57)		(0.87)	(3.04)

Net asset value, end of period	$14.98		$13.49		$13.84		$12.54	$13.69

Total Return(b)	24.81%		14.25%		24.56%		(1.63)%	15.80%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$88,297		$65,504		$60,657		$50,114	$80,646

Net expenses to average daily net assets(c)	0.49%		0.49%		0.48%		0.47%	0.46%

Net investment income (loss) to average daily net assets(a)	1.26%		1.20%		1.44%		1.38%	1.34%

Portfolio turnover rate(d)	95%		89%		88%		81%	94%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	101%	97%	91%	91%	115%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares

	Year Ended February 28/29,

	2026		2025		2024		2023	2022

Net asset value, beginning of period	$13.26		$13.63		$12.38		$13.52	$14.25

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.19		0.18		0.20		0.18	0.22

Net realized and unrealized gain (loss)	2.94		1.78		2.63		(0.44)	2.11

Total from investment operations	3.13		1.96		2.83		(0.26)	2.33

Less distributions to shareholders:

From net investment income	(0.18)		(0.19)		(0.18)		(0.18)	(0.21)

From net realized gains	(1.53)		(2.14)		(1.40)		(0.70)	(2.85)

Total distributions	(1.71)		(2.33)		(1.58)		(0.88)	(3.06)

Net asset value, end of period	$14.68		$13.26		$13.63		$12.38	$13.52

Total Return(b)	24.82%		14.44%		24.59%		(1.47)%	15.89%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$127,834		$81,383		$74,670		$194,846	$384,832

Net expenses to average daily net assets(c)	0.40%		0.39%		0.39%		0.38%	0.37%

Net investment income (loss) to average daily net assets(a)	1.35%		1.29%		1.56%		1.47%	1.42%

Portfolio turnover rate(d)	95%		89%		88%		81%	94%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e)	0.09	%(e)	0.05	%(e)	0.05%	0.04	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	101%	97%	91%	91%	115%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.33		$22.10		$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.51		0.51		2.38		0.02

Net realized and unrealized gain (loss)	3.01		2.41		0.58		(0.89	)(b)

Total from investment operations	3.52		2.92		2.96		(0.87)

Less distributions to shareholders:

From net investment income	(0.57)		(0.54)		(0.41)		—

From net realized gains	(2.18)		(2.15)		(0.65)		—

Total distributions	(2.75)		(2.69)		(1.06)		—

Net asset value, end of period	$23.10		$22.33		$22.10		$20.20

Total Return(c)	17.71%		13.27%		15.20%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$108,111		$36,151		$36,989		$10

Net expenses to average daily net assets(d)	0.49%		0.49%		0.49%		0.47	%*

Net investment income (loss) to average daily net assets(a)	2.36%		2.23%		10.90%		2.30	%*

Portfolio turnover rate(e)	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f)	0.03	%(f)	0.04	%(f)	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	76%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares

	Year Ended February 28/29,						Period from December 13, 2022 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.30		$22.06		$20.19		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.53		0.53		0.54		0.12

Net realized and unrealized gain (loss)	3.00		2.41		2.46		0.10

Total from investment operations	3.53		2.94		3.00		0.22

Less distributions to shareholders:

From net investment income	(0.59)		(0.55)		(0.48)		(0.03)

From net realized gains	(2.18)		(2.15)		(0.65)		—

Total distributions	(2.77)		(2.70)		(1.13)		(0.03)

Net asset value, end of period	$23.06		$22.30		$22.06		$20.19

Total Return(b)	17.81%		13.41%		15.39%		1.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$143,407		$129,825		$143,697		$215,668

Net expenses to average daily net assets(c)	0.40%		0.39%		0.39%		0.38	%*

Net investment income (loss) to average daily net assets(a)	2.47%		2.32%		2.67%		2.79	%*

Portfolio turnover rate(d)	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.03	%(e)	0.04	%(e)	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023
Portfolio turnover rate including transactions in USTF	76%	72%	100%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class R6 Shares
	Year Ended February 28,				Period from August 28, 2023 (commencement of operations) through February 29,
	2026		2025		2024

Net asset value, beginning of period	$22.25		$22.03		$20.22

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.47		0.51		0.28

Net realized and unrealized gain (loss)	3.09		2.39		2.25

Total from investment operations	3.56		2.90		2.53

Less distributions to shareholders:

From net investment income	(0.33)		(0.53)		(0.39)

From net realized gains	(2.18)		(2.15)		(0.33)

Total distributions	(2.51)		(2.68)		(0.72)

Net asset value, end of period	$23.30		$22.25		$22.03

Total Return(b)	17.88%		13.25%		12.85	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 1		$1,953		$1,733

Net expenses to average daily net assets(c)	0.49%		0.49%		0.48	%*

Net investment income (loss) to average daily net assets(a)	2.24%		2.24%		2.66	%*

Portfolio turnover rate(d)	72%		65%		71	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e)	0.03	%(e)	0.04	% (e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024

Portfolio turnover rate including transactions in USTF	76%	72%	100%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Year Ended February 28/29,						Period from February 15, 2023 (commencement of operations) through February 28,
	2026		2025		2024		2023

Net asset value, beginning of period	$22.25		$22.03		$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.48		0.48		0.51		0.01

Net realized and unrealized gain (loss)	3.00		2.40		2.44		(0.88	)(b)

Total from investment operations	3.48		2.88		2.95		(0.87)

Less distributions to shareholders:

From net investment income	(0.54)		(0.51)		(0.47)		—

From net realized gains	(2.18)		(2.15)		(0.65)		—

Total distributions	(2.72)		(2.66)		(1.12)		—

Net asset value, end of period	$23.01		$22.25		$22.03		$20.20

Total Return(c)	17.57%		13.12%		15.14%		(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$68,028		$63,165		$74,100		$5

Net expenses to average daily net assets(d)	0.61%		0.61%		0.59%		0.57	%*

Net investment income (loss) to average daily net assets(a)	2.26%		2.10%		2.50%		1.73	%*

Portfolio turnover rate(e)	72%		65%		71%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(f)	0.03	%(f)	0.03	%(f)	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023

Portfolio turnover rate including transactions in USTF	76%	72%	100%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Year Ended February 28/29,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$ 20.49		$ 19.09		$ 17.19		$ 19.74	$ 24.99

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.38		0.36		0.34		0.30	0.33

Net realized and unrealized gain (loss)	4.72		1.39		1.91		(1.08)	2.89

Total from investment operations	5.10		1.75		2.25		(0.78)	3.22

Less distributions to shareholders:

From net investment income	(0.36)		(0.35)		(0.35)		(0.45)	(0.39)

From net realized gains	(0.33)		—		—		(1.32)	(8.08)

Total distributions	(0.69)		(0.35)		(0.35)		(1.77)	(8.47)

Net asset value, end of period	$ 24.90		$ 20.49		$ 19.09		$ 17.19	$ 19.74

Total Return(b)	25.13%		9.02%		13.27%		(2.86)%	13.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$43,519		$35,471		$34,842		$29,428	$253,810

Net expenses to average daily net assets(c)	0.50%		0.47%		0.48%		0.45%	0.42%

Net investment income (loss) to average daily net assets(a)	1.74%		1.74%		1.96%		1.71%	1.32%

Portfolio turnover rate(d)	92%		89%		81%		60%	62%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19	%(e)	0.16	%(e)	0.17	%(e)	—	0.00	%(e) (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	98%	90%	89%	69%	71%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2026

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective

Climate Change Fund	Not Applicable	High total return

Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of its benchmark

Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of its benchmark

International Equity Fund	Not Applicable	High total return

International Opportunistic Value Fund	Not Applicable	Total return

Japan Value Creation Fund	Not Applicable	Total return

Quality Fund	Not Applicable	Total return

Resource Transition Fund	Not Applicable	Total return

Resources Fund	Not Applicable	Total return

Small Cap Quality Fund	Not Applicable	Total return

U.S. Equity Fund	Not Applicable	High total return

U.S. Opportunistic Value Fund	Not Applicable	Total return

U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be

102

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2026:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,214,747	$—		$5,214,747
Brazil	—	10,242,644	—		10,242,644
Canada	34,709,687	—	—		34,709,687
China	—	12,495,536	—		12,495,536
Denmark	—	18,205,607	—		18,205,607
Finland	—	19,221,985	—		19,221,985
France	—	50,731,004	—		50,731,004
Germany	—	21,485,750	—		21,485,750
Italy	—	4,905,082	—		4,905,082
Japan	—	19,337,914	—		19,337,914
Mexico	2,549,259	—	—		2,549,259
Netherlands	—	1,202,485	—		1,202,485
Norway	—	15,982,972	—		15,982,972
Portugal	—	2,508,637	—		2,508,637
Russia	—	—	0	§	0	§
South Korea	—	45,451,977	—		45,451,977
Spain	—	9,953,920	—		9,953,920
Switzerland	—	6,836,498	—		6,836,498
Thailand	—	2,565,081	—		2,565,081
Ukraine	—	1,295,750	—		1,295,750
United Kingdom	2,139,000	8,236,641	—		10,375,641
United States	291,278,724	—	—		291,278,724

TOTAL COMMON STOCKS	330,676,670	255,874,230	0	§	586,550,900

Preferred Stocks
Chile	21,507,673	—	—		21,507,673

TOTAL PREFERRED STOCKS	21,507,673	—	—		21,507,673

104

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Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
France	$—	$—	$290,936		$290,936

TOTAL RIGHTS/WARRANTS	—	—	290,936		290,936

Investment Funds
United States	16,963,453	—	—		16,963,453

TOTAL INVESTMENT FUNDS	16,963,453	—	—		16,963,453

Short-Term Investments	206,079	—	—		206,079

Total Investments	369,353,875	255,874,230	290,936		625,519,041

Total	$369,353,875	$255,874,230	$290,936		$625,519,041

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$2,283,952	$1,970,091	$—		$4,254,043
Colombia	134,357	—	—		134,357
Czech Republic	—	229,212	—		229,212
Egypt	—	217,156	—		217,156
Greece	—	253,265	—		253,265
Hungary	—	4,361,555	—		4,361,555
India	—	10,076,468	—		10,076,468
Indonesia	—	3,343,549	—		3,343,549
Kuwait	—	799,268	—		799,268
Mexico	3,085,984	—	—		3,085,984
Philippines	—	28,233	—		28,233
Russia	—	—	0	§	0	§
Saudi Arabia	—	2,402,394	—		2,402,394
South Africa	—	378,200	—		378,200
South Korea	—	22,021,136	—		22,021,136
Taiwan	—	30,096,215	—		30,096,215
Thailand	—	7,474,748	—		7,474,748
Turkey	—	281,049	—		281,049
United Arab Emirates	—	956,747	—		956,747
United Kingdom	755,872	—	—		755,872
Vietnam	—	877,956	—		877,956

TOTAL COMMON STOCKS	6,260,165	85,767,242	0	§	92,027,407

Preferred Stocks
Brazil	1,447,042	2,174,777	—		3,621,819
Colombia	735,690	—	—		735,690
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	2,182,732	2,174,777	0	§	4,357,509

Investment Funds
United States	1,576,736	—	—		1,576,736

TOTAL INVESTMENT FUNDS	1,576,736	—	—		1,576,736

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)

Short-Term Investments	$48,144	$—	$—		$48,144

Total Investments	10,067,777	87,942,019	—		98,009,796

Total	$10,067,777	$87,942,019	$0	§	$98,009,796

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$10,755,335	$3,160,710	$—		$13,916,045
China	9,606,336	104,481,939	24		114,088,299
Colombia	132,205	—	—		132,205
Egypt	—	815,868	—		815,868
Greece	—	3,146,218	—		3,146,218
Hungary	—	18,989,765	—		18,989,765
India	—	29,787,924	—		29,787,924
Indonesia	—	10,581,257	—		10,581,257
Kuwait	—	2,677,451	—		2,677,451
Mexico	11,766,795	—	—		11,766,795
Philippines	—	596,918	—		596,918
Poland	—	129	—		129
Russia	—	—	0	§	0	§
Saudi Arabia	—	11,247,000	—		11,247,000
South Africa	—	562,067	—		562,067
South Korea	—	94,471,130	—		94,471,130
Sri Lanka	—	—	302,374		302,374
Taiwan	—	134,039,734	—		134,039,734
Thailand	—	36,563,893	—		36,563,893
Turkey	—	640,698	—		640,698
United Arab Emirates	—	3,976,131	—		3,976,131
United Kingdom	1,281,696	—	—		1,281,696
Vietnam	—	5,149,503	—		5,149,503

TOTAL COMMON STOCKS	33,542,367	460,888,335	302,398		494,733,100

Preferred Stocks
Brazil	10,678,991	11,121,691	—		21,800,682
Colombia	4,317,744	—	—		4,317,744
Russia	—	—	0	§	0	§
South Korea	—	3,912,419	—		3,912,419

TOTAL PREFERRED STOCKS	14,996,735	15,034,110	0	§	30,030,845

Investment Funds
United States	2,002,959	—	—		2,002,959

TOTAL INVESTMENT FUNDS	2,002,959	—	—		2,002,959

Total Investments	50,542,061	475,922,445	302,398		526,766,904

Derivatives^
Futures Contracts
Equity Risk	124,595	—	—		124,595

Total	$50,666,656	$475,922,445	$302,398		$526,891,499

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3	Total

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$48,937,055	$—	$48,937,055
Belgium	—	12,643,530	—	12,643,530
Canada	15,740,816	—	—	15,740,816
Denmark	—	1,906,047	—	1,906,047
Finland	—	27,951,609	—	27,951,609
France	2,588,709	95,840,054	—	98,428,763
Germany	—	44,168,888	—	44,168,888
Hong Kong	—	62,921,312	—	62,921,312
Israel	—	17,670,040	—	17,670,040
Italy	—	33,989,558	—	33,989,558
Japan	—	306,574,072	—	306,574,072
Netherlands	52,289,787	46,731,473	—	99,021,260
Norway	—	19,493,791	—	19,493,791
Portugal	—	3,549,368	—	3,549,368
Singapore	—	31,256,942	—	31,256,942
Spain	—	84,264,549	—	84,264,549
Sweden	—	2,954,308	—	2,954,308
Switzerland	5,101,023	67,905,118	—	73,006,141
United Kingdom	82,069,221	58,589,124	—	140,658,345

TOTAL COMMON STOCKS	157,789,556	967,346,838	—	1,125,136,394

Preferred Stocks
Germany	—	11,487,175	—	11,487,175

TOTAL PREFERRED STOCKS	—	11,487,175	—	11,487,175

Investment Funds
United States	10,318,555	—	—	10,318,555

TOTAL INVESTMENT FUNDS	10,318,555	—	—	10,318,555

Short-Term Investments	478,763	—	—	478,763

Total Investments	168,586,874	978,834,013	—	1,147,420,887

Total	$168,586,874	$978,834,013	$—	$1,147,420,887

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$18,439,855	$—	$18,439,855
Austria	—	4,075,595	—	4,075,595
Belgium	—	824,803	—	824,803
Canada	46,560,458	—	—	46,560,458
Denmark	—	3,114,786	—	3,114,786
Finland	—	916,899	—	916,899
France	—	33,562,445	—	33,562,445
Germany	—	24,387,462	—	24,387,462
Hong Kong	—	9,184,024	—	9,184,024
Ireland	—	1,086,975	—	1,086,975
Israel	586,806	4,864,490	—	5,451,296

107

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3		Total

International Opportunistic Value Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$890,038	$5,308,941	$—		$6,198,979
Japan	3,422,979	71,836,933	—		75,259,912
Netherlands	—	6,513,070	—		6,513,070
Norway	—	8,284,813	—		8,284,813
Portugal	—	10,676	—		10,676
Russia	—	—	0	§	0	§
Singapore	—	2,140,596	—		2,140,596
Spain	—	16,181,083	—		16,181,083
Sweden	—	10,381,198	—		10,381,198
Switzerland	5,194,770	19,954,569	—		25,149,339
United Kingdom	18,311,196	15,678,370	—		33,989,566

TOTAL COMMON STOCKS	74,966,247	256,747,583	0	§	331,713,830

Preferred Stocks
Germany	—	5,077,792	—		5,077,792

TOTAL PREFERRED STOCKS	—	5,077,792	—		5,077,792

Investment Funds
United States	9,692	—	—		9,692

TOTAL INVESTMENT FUNDS	9,692	—	—		9,692

Short-Term Investments	512,491	—	—		512,491

Total Investments	75,488,430	261,825,375	0	§	337,313,805

Total	$75,488,430	$261,825,375	$0	§	$337,313,805

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$286,860,047	$—		$286,860,047
Investment Funds	5,349,561	—	—		5,349,561
Short-Term Investments	793,882	—	—		793,882

Total Investments	6,143,443	286,860,047	—		293,003,490

Total	$6,143,443	$286,860,047	$—		$293,003,490

Quality Fund
Asset Valuation Inputs
Common Stocks
Canada	$48,132,862	$—	$—		$48,132,862
Denmark	—	69,302,308	—		69,302,308
France	—	538,202,368	—		538,202,368
Germany	—	317,574,505	—		317,574,505
Netherlands	—	98,168,235	—		98,168,235
Spain	—	73,409,732	—		73,409,732
Switzerland	—	189,092,275	—		189,092,275
Taiwan	—	613,830,123	—		613,830,123
United Kingdom	—	831,295,786	—		831,295,786

108

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Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3	Total

Quality Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$9,139,938,276	$—	$—	$9,139,938,276

TOTAL COMMON STOCKS	9,188,071,138	2,730,875,332	—	11,918,946,470

Investment Funds
United States	180,906,709	—	—	180,906,709

TOTAL INVESTMENT FUNDS	180,906,709	—	—	180,906,709

Short-Term Investments	52,467,933	—	—	52,467,933

Total Investments	9,421,445,780	2,730,875,332	—	12,152,321,112

Total	$9,421,445,780	$2,730,875,332	$—	$12,152,321,112

Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$777,543	$—	$777,543
Brazil	—	9,296,874	—	9,296,874
Canada	20,055,882	—	—	20,055,882
China	—	3,047,249	—	3,047,249
Denmark	—	3,573,582	—	3,573,582
Finland	—	6,630,785	—	6,630,785
France	—	3,635,010	—	3,635,010
Italy	—	2,563,894	—	2,563,894
Japan	—	1,904,324	—	1,904,324
Netherlands	—	1,035,810	—	1,035,810
Norway	—	5,121,903	—	5,121,903
South Africa	—	1,063,166	—	1,063,166
United Kingdom	—	33,104,709	—	33,104,709
United States	67,378,463	—	—	67,378,463

TOTAL COMMON STOCKS	87,434,345	71,754,849	—	159,189,194

Preferred Stocks
Brazil	—	9,001,886	—	9,001,886
Chile	7,904,680	—	—	7,904,680

TOTAL PREFERRED STOCKS	7,904,680	9,001,886	—	16,906,566

Investment Funds
United States	3,886,166	—	—	3,886,166

TOTAL INVESTMENT FUNDS	3,886,166	—	—	3,886,166

Short-Term Investments	566,138	—	—	566,138

Total Investments	99,791,329	80,756,735	—	180,548,064

Total	$99,791,329	$80,756,735	$—	$180,548,064

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$63,771,854	$—	$—	$63,771,854

109

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Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3		Total

Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Australia	$—	$5,785,470	$—		$5,785,470
Brazil	—	51,821,296	—		51,821,296
Canada	110,077,073	—	—		110,077,073
China	—	16,635,473	—		16,635,473
Denmark	—	15,705,885	—		15,705,885
Finland	—	30,024,850	—		30,024,850
France	—	17,040,542	—		17,040,542
Hong Kong	—	3,404,991	—		3,404,991
Italy	—	12,222,354	—		12,222,354
Japan	—	13,814,551	—		13,814,551
Netherlands	—	4,673,875	—		4,673,875
Norway	—	35,119,277	—		35,119,277
Pakistan	—	3,017,911	—		3,017,911
Russia	—	—	0	§	0	§
Singapore	—	—	3		3
South Africa	—	5,892,559	—		5,892,559
Ukraine	—	2,952,865	—		2,952,865
United Kingdom	5,677,650	242,451,989	—		248,129,639
United States	494,221,620	—	—		494,221,620

TOTAL COMMON STOCKS	673,748,197	460,563,888	3		1,134,312,088

Preferred Stocks
Brazil	—	84,672,736	—		84,672,736
Chile	35,652,091	—	—		35,652,091
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	35,652,091	84,672,736	0	§	120,324,827

Investment Funds
United States	6,785,891	—	—		6,785,891

TOTAL INVESTMENT FUNDS	6,785,891	—	—		6,785,891

Short-Term Investments	358,323	—	—		358,323

Total Investments	716,544,502	545,236,624	3		1,261,781,129

Total	$716,544,502	$545,236,624	$3		$1,261,781,129

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$667,795,089	$—	$—		$667,795,089
Investment Funds	19,993,081	—	—		19,993,081
Short-Term Investments	287,147	—	—		287,147

Total Investments	688,075,317	—	—		688,075,317

Total	$688,075,317	$—	$—		$688,075,317

110

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Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3	Total

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$214,341,454	$—	$—	$214,341,454
Debt Obligations	56,066	—	—	56,066
Investment Funds	1,100,608	—	—	1,100,608
Short-Term Investments	209,119	—	—	209,119

Total Investments	215,707,247	—	—	215,707,247

Total	$215,707,247	$—	$—	$215,707,247

Liability Valuation Inputs

Derivatives^
Futures Contracts
Equity Risk	$(69)	$—	$—	$(69)

Total	$(69)	$—	$—	$(69)

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$317,589,118	$—	$—	$317,589,118
Investment Funds	1,129,113	—	—	1,129,113
Short-Term Investments	431,636	—	—	431,636

Total Investments	319,149,867	—	—	319,149,867

Total	$319,149,867	$—	$—	$319,149,867

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$43,316,004	$—	$—	$43,316,004
Investment Funds	91,397	—	—	91,397
Short-Term Investments	155,124	—	—	155,124

Total Investments	43,562,525	—	—	43,562,525

Total	$43,562,525	$—	$—	$43,562,525

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2026.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	12,247,424	—	12,506,494	12,506,494
Emerging Markets ex-China Fund	156,190	—	167,477	167,477
Emerging Markets Fund	3,487,168	—	3,711,356	3,711,356
International Equity Fund	29,482,417	—	30,821,944	30,821,944
International Opportunistic Value Fund	12,888,032	—	13,356,234	13,356,234
Resource Transition Fund	12,643,209	355,635	13,216,317	13,571,952
Resources Fund	45,327,968	—	47,371,850	47,371,850
U.S. Equity Fund	109,236	—	107,531	107,531	**
U.S. Opportunistic Value Fund	1,040,801	—	1,053,770	1,053,770

*Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

**While collateral for securities loans is marked to market daily, there may be instances where, as a result of market movement or other factors, the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day. In such cases, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day.

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s NAV. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s NAV, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). International Equity Fund and International Opportunistic Value Fund finalized a closing agreement with the IRS during the year ended February 28, 2026. Under the terms of these agreements, International Equity Fund and International Opportunistic Fund paid $19,185,184 and $529,624, respectively, for which estimated fees had been accrued. Finalized IRS closing agreement fee accruals, including amounts in excess of or less than the amounts previously accrued for, for the year ended February 28, 2026 are presented within Net IRS closing agreement benefits (fees) in the Statements of Operations for the year ended February 28, 2026. Further, it is expected that International Opportunistic Value Fund is expected to enter into an additional closing agreement with the IRS subsequent to February 28, 2026. Accordingly, estimated fees related to International Opportunistic Value

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February 28, 2026

Fund’s expected closing agreement liability is presented within Net IRS closing agreement benefits (fees) in the Statements of Operations and the estimated closing agreement liability is presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Other income in the Statements of Operations may also include interest payments (net of related withholding taxes) in respect of capital gain tax refunds in connection with certain holdings previously held by the Funds.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

The table below presents income taxes paid (net of reclaims, if any) disaggregated by individual jurisdictions for Funds that paid income taxes (net of reclaims, if any) equal to or greater than five percent of total income taxes paid during the year. See “Recently-issued accounting guidance” for more information.

International Equity Fund
Income taxes by United States jurisdiction:
Federal (national)	$19,185,184

Income taxes by foreign jurisdiction:
Other	3,766,291
Total income taxes paid, net of refunds	$22,951,475

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:
Capital loss carry forwards	X	X	X	X			X	X
Distribution character reclassification
Dividend income and withholding tax reclaim reserves	X		X	X	X	X	X	X

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February 28, 2026

Differences related to:
EU tax reclaims, associated interest entitlements and IRS closing agreement matters				X	X
Foreign capital gains taxes			X
Foreign currency transactions		X	X
Gain/losses on underlying fund shares			X
Late year ordinary losses				X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X	X	X	X
Passive foreign investment company transactions	X	X	X	X	X	X		X	X
Post-October capital losses									X
Redemption in-kind transactions							X
U.S. federal tax equalization utilized							X
Late Year Ordinary / Post October Loss Deferral				X

The tax character of distributions declared by each Fund to shareholders is as follows:

Fund Name	Tax year ended February 28, 2026			Tax year ended February 28, 2025
	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	7,400,590	—	7,400,590	3,702,200	—	3,702,200
Emerging Markets ex-China Fund	3,600,505	3,753,369	7,353,874	15,351,650	8,349,738	23,701,388
Emerging Markets Fund	23,644,187	—	23,644,187	19,689,850	—	19,689,850
International Equity Fund	57,689,495	—	57,689,495	39,754,211	—	39,754,211
International Opportunistic Value Fund	34,283,471	32,274,270	66,557,741	28,371,407	6,794,368	35,165,775
Japan Value Creation Fund	9,049,385	2,096,416	11,145,801	4,436,420	—	4,436,420
Quality Fund	204,947,226	1,039,667,377	1,244,614,603	126,361,984	378,229,602	504,591,586
Resource Transition Fund	5,145,265	—	5,145,265	2,705,105	—	2,705,105
Resources Fund	47,022,183	—	47,022,183	52,098,219	—	52,098,219
Small Cap Quality Fund	1,307,680	1,668,495	2,976,175	9,535,304	15,295,112	24,830,416
U.S. Equity Fund	3,667,418	19,581,351	23,248,769	9,425,164	12,020,897	21,446,061
U.S. Opportunistic Value Fund	19,136,594	26,488,507	45,625,101	39,812,446	20,846,507	60,658,953
U.S. Small Cap Value Fund	621,012	568,119	1,189,131	600,026	—	600,026

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

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February 28, 2026

As of February 28, 2026, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	4,297,275	—	—	(153,422,560)	—
Emerging Markets ex-China Fund	4,714,290	—	—	(26,446,489)	—
Emerging Markets Fund	15,114,152	—	—	(1,435,601,266)	—
International Equity Fund	—	—	(24,436,485)	(641,989,190)	—
International Opportunistic Value Fund	5,766,628	12,018,974	—	—	—
Japan Value Creation Fund	5,331,749	4,504,571	—	—	—
Quality Fund	89,941,805	244,420,899	—	—	—
Resource Transition Fund	2,383,032	—	—	(72,601,062)	—
Resources Fund	17,918,024	—	—	(147,127,738)	(5,133,937)
Small Cap Quality Fund	2,267,239	20,515,557	—	—	—
U.S. Equity Fund	5,120,066	10,488,345	—	—	—
U.S. Opportunistic Value Fund	8,421,952	10,998,891	—	—	—
U.S. Small Cap Value Fund	1,292,594	2,478,755	—	—	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,987,830)	(151,434,730)
Emerging Markets ex-China Fund	(5,150,065)	(21,296,424)
Emerging Markets Fund	(163,742,980)	(1,271,858,286)
International Equity Fund	(641,989,190)	—
International Opportunistic Value Fund	—	—
Japan Value Creation Fund	—	—
Quality Fund	—	—
Resource Transition Fund	(58,008,020)	(14,593,042)
Resources Fund	(21,683,615)	(125,444,123)
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

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February 28, 2026

As of February 28, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

Fund Name	Total Investments				Outstanding Financial Instruments
	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	641,625,694	89,408,137	(105,514,790)	(16,106,653)	—
Emerging Markets ex-China Fund	144,383,609	31,233,594	(77,607,407)	(46,373,813)	—
Emerging Markets Fund	766,113,809	149,469,813	(388,816,718)	(239,346,905)	—
International Equity Fund	871,256,155	291,316,294	(15,151,562)	276,164,732	—
International Opportunistic Value Fund	240,180,949	99,198,320	(2,065,464)	97,132,856	—
Japan Value Creation Fund	219,205,067	74,751,043	(952,620)	73,798,423	—
Quality Fund	6,981,857,203	5,519,761,468	(349,297,559)	5,170,463,909	—
Resource Transition Fund	187,276,667	33,337,512	(40,066,115)	(6,728,603)	—
Resources Fund	1,330,775,946	273,729,342	(342,724,159)	(68,994,817)	—
Small Cap Quality Fund	626,779,096	100,986,831	(39,690,610)	61,296,221	—
U.S. Equity Fund	183,264,336	36,927,656	(4,484,745)	32,442,911	—
U.S. Opportunistic Value Fund	284,935,489	44,218,043	(10,003,665)	34,214,378	—
U.S. Small Cap Value Fund	37,990,745	8,203,169	(2,631,389)	5,571,780	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

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February 28, 2026

During the year ended February 28, 2026, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. The ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss).

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets was INR 262,800,000 (equivalent to $2,888,666) as of February 28, 2026 and is included in Foreign currency within the Statements of Assets and Liabilities. In recognition of the potential liability and based on management’s estimate of that liability having consulted with counsel, a portion of that amount (INR 65,700,000, equivalent to $722,166) is included as a Miscellaneous payable within the Statements of Assets and Liabilities. Any costs in respect of this matter will be borne by EMF.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

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February 28, 2026

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X		X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X		X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X		X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X		X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X		X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X		X	X	X	X	X	X
Commodities Risk	X							X	X
Value Investing Risk					X	X						X	X
Fund of Funds Risk		X	X
Non-Diversified Funds								X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase

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February 28, 2026

equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities, and often are more volatile than the economies of developed countries.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange

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February 28, 2026

rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline, fluctuate significantly in a rapid and unpredictable manner or fluctuate significantly more than if a Fund had a broader range of investments.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• NON-DIVERSIFIED FUNDS. Resource Transition Fund is not a “diversified” investment company within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on its performance.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for

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February 28, 2026

as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026 and the Statements of Operations for the year ended February 28, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts
Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$124,595

Total	$124,595

Net Realized Gain (Loss) on
Futures Contracts	$1,375,825

Total	$1,375,825

Change in Net Appreciation (Depreciation) on
Futures Contracts	$334,113

Total	$334,113

U.S. Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(69)

Total	$(69)

Net Realized Gain (Loss) on
Futures Contracts	$410,950

Total	$410,950

Change in Net Appreciation (Depreciation) on
Futures Contracts	$18,335

Total	$18,335

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Equity Contracts

U.S. Small Cap Value Fund
Net Realized Gain (Loss) on
Futures Contracts	$4,210

Total	$4,210

Change in Net Appreciation (Depreciation) on
Futures Contracts	$15,589

Total	$15,589

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2026, if any.

The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the year ended February 28, 2026:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	8,299,145
U.S. Equity Fund	711,468
U.S. Small Cap Value Fund	33,308

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.60%	0.55%	0.65%	0.50%	0.50%	0.50%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund		0.15%	0.10%			0.15%	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of February 28, 2026.

GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund and U.S. Equity Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.02% of each Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceed 0.10% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

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Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, Quality Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75% for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.50% for Class R6 shares; and 0.50% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares; 0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Caps set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029
Climate Change Fund, Class III	$143,124	$158,309	$66,782
Climate Change Fund, Class R6	$76,390	$82,283	$56,772
Climate Change Fund, Class I	$140,261	$93,024	$22,515
Emerging Markets ex-China Fund, Class III	$34,737	$217,983	$101,705
Emerging Markets ex-China Fund, Class VI	$310,278	$300,320	$124,766
U.S. Small Cap Value Fund, Class VI	$52,412	$61,347	$71,332

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February 28, 2026

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Emerging Markets Fund and Small Cap Quality Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

For Small Cap Quality Fund, GMO has voluntarily determined to waive its fees with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2026 is shown in the table below and is included in the Statements of Operations.

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February 28, 2026

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	31,725
Emerging Markets ex-China Fund	4,751
Emerging Markets Fund	29,561
International Equity Fund	70,929
International Opportunistic Value Fund	24,322
Japan Value Creation Fund	13,098
Quality Fund	760,500
Resource Transition Fund	7,601
Resources Fund	90,374
Small Cap Quality Fund	38,043
U.S. Equity Fund	12,822
U.S. Opportunistic Value Fund	25,302
U.S. Small Cap Value Fund	2,453

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2026, none of the Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2026, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2026 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	358,251,141	—	500,485,400
Emerging Markets ex-China Fund	—	72,950,964	—	83,155,066
Emerging Markets Fund	—	480,478,970	—	508,768,641
International Equity Fund	1,300,556	1,107,316,384	2,599,796	1,404,458,325
International Opportunistic Value Fund	—	226,827,141	—	422,190,479
Japan Value Creation Fund	—	141,702,323	—	119,519,203
Quality Fund	—	4,329,357,545	—	4,796,942,404
Resource Transition Fund	—	94,354,386	—	92,050,890
Resources Fund	—	1,036,171,887	—	1,776,525,838
Small Cap Quality Fund	—	629,688,474	—	421,483,256
U.S. Equity Fund	574,138	220,734,950	943,062	194,138,196
U.S. Opportunistic Value Fund	—	267,927,802	—	470,841,120
U.S. Small Cap Value Fund	—	37,052,511	—	36,840,409

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February 28, 2026

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2026. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	—	292,027,332	161,920,694

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	1	41.55%
Emerging Markets ex-China Fund	6#	89.67%
Emerging Markets Fund	4#	58.18%
International Equity Fund	4§	74.99%
International Opportunistic Value Fund	4^	68.59%
Japan Value Creation Fund	4#	64.84%
Quality Fund	—	—
Resource Transition Fund	1	99.89%
Resources Fund	2	43.02%
Small Cap Quality Fund	3	59.87%
U.S. Equity Fund	4#	86.99%
U.S. Opportunistic Value Fund	4#	76.70%
U.S. Small Cap Value Fund	3#	83.46%

#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.
^	Four of the shareholders are other funds of the Trust.

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9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	261,397	$5,246,437	5,008,636	$111,293,372
Shares issued to shareholders in reinvestment of distributions	116,599	2,903,310	95,719	1,843,543
Shares repurchased	(7,526,970)	(150,375,431)	(4,868,798)	(103,730,953)

Net increase (decrease)	(7,148,974)	$(142,225,684)	235,557	$9,405,962

Class R6:
Shares sold	4,914,820	$111,403,011	1,488,956	$30,404,850
Shares issued to shareholders in reinvestment of distributions	133,375	3,311,707	51,378	987,487
Shares repurchased	(1,971,629)	(36,834,928)	(872,683)	(18,094,793)

Net increase (decrease)	3,076,566	$77,879,790	667,651	$13,297,544

Class I:
Shares sold	673,227	$13,766,145	2,691,000	$56,336,938
Shares issued to shareholders in reinvestment of distributions	38,768	964,154	33,476	644,084
Shares repurchased	(4,785,138)	(87,098,863)	(7,242,428)	(152,167,231)

Net increase (decrease)	(4,073,143)	$(72,368,564)	(4,517,952)	$(95,186,209)

Emerging Markets ex-China Fund
Class III:
Shares sold	41,813	$480,436	70,493	$994,799
Shares issued to shareholders in reinvestment of distributions	214,676	2,902,365	653,429	8,322,886
Shares repurchased	(438,393)	(5,809,045)	(433,039)	(6,693,436)

Net increase (decrease)	(181,904)	$(2,426,244)	290,883	$2,624,249

Class VI:
Shares sold	209,079	$2,661,897	37,850	$580,135
Shares issued to shareholders in reinvestment of distributions	280,142	3,804,046	1,091,933	14,469,210
Shares repurchased	(751,813)	(10,103,359)	(10,535,711)	(160,156,056)

Net increase (decrease)	(262,592)	$(3,637,416)	(9,405,928)	$(145,106,711)

Emerging Markets Fund
Class II:
Shares sold	981	$32,762	2,150	$51,822
Shares issued to shareholders in reinvestment of distributions	140,821	4,069,998	149,383	3,571,366
Shares repurchased	(205,602)	(5,768,033)	(763,688)	(19,078,815)

Net increase (decrease)	(63,800)	$(1,665,273)	(612,155)	$(15,455,627)

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Emerging Markets Fund (continued)
Class III:
Shares sold	180	$5,386	—	$—
Shares issued to shareholders in reinvestment of distributions	96	2,825	87	2,101
Shares repurchased	(189)	(6,546)	(29)	(671)

Net increase (decrease)	87	$1,665	58	$1,430

Class VI:
Shares sold	788,895	$20,981,059	394,904	$9,398,872
Shares issued to shareholders in reinvestment of distributions	390,318	11,145,447	428,380	10,121,736
Shares repurchased	(2,272,026)	(64,886,611)	(3,515,048)	(84,579,421)

Net increase (decrease)	(1,092,813)	$(32,760,105)	(2,691,764)	$(65,058,813)

Class R6:
Shares sold	157,081	$4,187,923	96,931	$2,390,490
Shares issued to shareholders in reinvestment of distributions	30,409	878,528	28,004	668,458
Shares repurchased	(114,467)	(3,128,388)	(81,999)	(2,011,994)

Net increase (decrease)	73,023	$1,938,063	42,936	$1,046,954

Class I:
Shares sold	1,308,884	$32,371,960	664,671	$15,933,992
Shares issued to shareholders in reinvestment of distributions	143,255	4,131,960	102,433	2,449,173
Shares repurchased	(938,700)	(24,607,434)	(858,817)	(20,980,748)

Net increase (decrease)	513,439	$11,896,486	(91,713)	$(2,597,583)

International Equity Fund
Class III:
Shares sold	702,465	$21,599,465	1,053,461	$26,288,605
Shares issued to shareholders in reinvestment of distributions	697,089	23,057,139	617,636	15,068,214
Shares repurchased	(4,486,311)	(141,244,262)	(2,116,051)	(52,990,442)

Net increase (decrease)	(3,086,757)	$(96,587,658)	(444,954)	$(11,633,623)

Class IV:
Shares sold	6,181,936	$188,100,609	2,297,727	$57,273,047
Shares issued to shareholders in reinvestment of distributions	993,085	32,750,454	1,006,650	24,519,773
Shares repurchased	(13,938,873)	(432,719,935)	(5,079,264)	(127,266,477)

Net increase (decrease)	(6,763,852)	$(211,868,872)	(1,774,887)	$(45,473,657)

Class I:
Shares sold	1,787,608	$60,528,323	81,898	$2,027,088
Shares issued to shareholders in reinvestment of distributions	50,865	1,702,539	6,775	166,224
Shares repurchased	(219,077)	(7,766,129)	(115,371)	(2,872,567)

Net increase (decrease)	1,619,396	$54,464,733	(26,698)	$(679,255)

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

International Opportunistic Value Fund
Class III:
Shares sold	80	$1,228	—	$—
Shares issued to shareholders in reinvestment of distributions	409,747	6,592,534	178,913	2,539,048
Shares repurchased	(336,646)	(5,716,363)	(1,995,448)	(30,273,533)

Net increase (decrease)	73,181	$877,399	(1,816,535)	$(27,734,485)

Class IV:
Shares sold	4,542,116	$75,138,305	3,351,298	$49,984,148
Shares issued to shareholders in reinvestment of distributions	3,437,879	55,032,975	2,150,926	30,429,281
Shares repurchased	(16,538,607)	(272,575,344)	(3,511,066)	(51,969,609)

Net increase (decrease)	(8,558,612)	$(142,404,064)	1,991,158	$28,443,820

Class R6:(a)
Shares sold	488	$8,965	1,801,572	$27,257,783
Shares issued to shareholders in reinvestment of distributions	287,609	4,618,609	151,969	2,155,735
Shares repurchased	(568,620)	(9,326,384)	(498,883)	(7,313,043)

Net increase (decrease)	(280,523)	$(4,698,810)	1,454,658	$22,100,475

Class I:
Shares sold	82,972	$1,479,689	—	$—
Shares issued to shareholders in reinvestment of distributions	12,990	208,289	360	5,085
Shares repurchased	(59,827)	(966,900)	—	—

Net increase (decrease)	36,135	$721,078	360	$5,085

Japan Value Creation Fund
Class III:
Shares sold	3,198	$66,305	5,041	$100,000
Shares issued to shareholders in reinvestment of distributions	76,872	1,872,465	35,561	711,451
Shares repurchased	(78,088)	(1,840,000)	(78,827)	(1,656,764)

Net increase (decrease)	1,982	$98,770	(38,225)	$(845,313)

Class VI:
Shares sold	1,093,849	$26,199,222	2,445,870	$49,277,281
Shares issued to shareholders in reinvestment of distributions	268,948	6,546,142	154,118	3,083,177
Shares repurchased	(2,555,970)	(60,628,647)	(831,365)	(16,709,068)

Net increase (decrease)	(1,193,173)	$(27,883,283)	1,768,623	$35,651,390

Class I:
Shares sold	2,500,067	$62,228,926	1,291,850	$25,850,094
Shares issued to shareholders in reinvestment of distributions	86,988	2,120,068	22,371	446,427
Shares repurchased	(141,874)	(3,449,015)	(260,968)	(5,164,032)

Net increase (decrease)	2,445,181	$60,899,979	1,053,253	$21,132,489

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026				Year Ended February 28, 2025
	Shares		Amount		Shares	Amount

Quality Fund
Class III:
Shares sold	8,426,688		$289,127,005		11,848,016	$397,741,264
Shares issued to shareholders in reinvestment of distributions	10,148,469		351,807,945		3,825,109	128,020,109
Shares repurchased	(18,191,233)		(625,235,913)		(20,698,389)	(689,809,806)

Net increase (decrease)	383,924		$15,699,037		(5,025,264)	$(164,048,433)

Class IV:
Shares sold	14,406,105		$502,625,100		10,575,017	$355,329,042
Shares issued to shareholders in reinvestment of distributions	3,284,891		114,277,839		1,925,265	64,629,074
Shares repurchased	(21,568,287	)(b)	(747,221,290	)(b)	(9,760,568)	(330,386,258)

Net increase (decrease)	(3,877,291)		$(130,318,351)		2,739,714	$89,571,858

Class VI:
Shares sold	14,963,685		$521,176,002		8,076,976 (c)	$271,289,108 (c)
Shares issued to shareholders in reinvestment of distributions	8,209,790		284,446,985		4,356,062	145,747,640
Shares repurchased	(20,995,207)		(716,595,216)		(9,063,046)	(303,073,229)

Net increase (decrease)	2,178,268		$89,027,771		3,369,992	$113,963,519

Class R6:
Shares sold	20,952,042		$734,019,625		13,333,109	$450,116,681
Shares issued to shareholders in reinvestment of distributions	4,677,896		161,859,377		1,842,402	61,534,197
Shares repurchased	(11,905,401	)(d)	(390,239,812	)(d)	(6,026,166)	(200,261,840)

Net increase (decrease)	13,724,537		$505,639,190		9,149,345	$311,389,038

Class I:
Shares sold	13,890,077		$475,104,651		18,998,547	$620,440,995
Shares issued to shareholders in reinvestment of distributions	4,942,772		170,656,597		2,045,265	68,206,502
Shares repurchased	(12,722,716)		(436,809,916)		(12,191,694)	(408,931,497)

Net increase (decrease)	6,110,133		$208,951,332		8,852,118	$279,716,000

Resource Transition Fund
Class VI:
Shares sold	4,069		$50,000		—	$—
Shares issued to shareholders in reinvestment of distributions	315,660		5,145,265		221,765	2,705,105
Shares repurchased	—		—		(2,350)	(26,997)

Net increase (decrease)	319,729		$5,195,265		219,415	$2,678,108

Resources Fund
Class III:
Shares sold	367,006		$7,515,199		1,293,867	$26,047,776
Shares issued to shareholders in reinvestment of distributions	308,591		6,626,922		273,127	5,051,506
Shares repurchased	(2,582,642)		(50,697,057)		(1,254,397)	(25,706,932)

Net increase (decrease)	(1,907,045)		$(36,554,936)		312,597	$5,392,350

133

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Resources Fund (continued)
Class IV:
Shares sold	—	$—	124,159	$2,700,000
Shares issued to shareholders in reinvestment of distributions	327,038	6,924,035	677,523	12,473,962
Shares repurchased	(14,617,218)	(307,425,778)	(651,909)	(12,045,271)

Net increase (decrease)	(14,290,180)	$(300,501,743)	149,773	$3,128,691

Class VI:
Shares sold	103,235	$2,114,248	297,250	$5,921,178
Shares issued to shareholders in reinvestment of distributions	152,338	3,254,067	142,806	2,636,715
Shares repurchased	(1,372,399)	(27,951,116)	(1,143,126)	(22,920,077)

Net increase (decrease)	(1,116,826)	$(22,582,801)	(703,070)	$(14,362,184)

Class R6:
Shares sold	5,743,373	$106,473,644	7,442,502	$157,856,711
Shares issued to shareholders in reinvestment of distributions	694,812	14,847,713	813,599	15,036,495
Shares repurchased	(14,670,352)	(289,696,298)	(8,622,837)	(175,102,004)

Net increase (decrease)	(8,232,167)	$(168,374,941)	(366,736)	$(2,208,798)

Class I:
Shares sold	3,137,745	$58,869,409	14,738,474	$301,146,855
Shares issued to shareholders in reinvestment of distributions	336,074	7,248,257	388,150	7,282,911
Shares repurchased	(15,693,053)	(263,716,880)	(25,387,340)	(502,203,992)

Net increase (decrease)	(12,219,234)	$(197,599,214)	(10,260,716)	$(193,774,226)

Small Cap Quality Fund
Class III:
Shares sold	345,253	$7,615,078	1,713,985	$43,475,682
Shares issued to shareholders in reinvestment of distributions	12,793	300,633	117,989	3,006,708
Shares repurchased	(24,030)	(557,475)	(144,062)	(3,432,376)

Net increase (decrease)	334,016	$7,358,236	1,687,912	$43,050,014

Class IV:(e)
Shares sold	6,484,484	$140,000,000	—	$—
Shares issued to shareholders in reinvestment of distributions	34,794	818,084	—	—

Net increase (decrease)	6,519,278	$140,818,084	—	$—

Class VI:
Shares sold	373,739	$8,303,978	11,433	$290,030
Shares issued to shareholders in reinvestment of distributions	11,294	265,837	137,021	3,479,629
Shares repurchased	(754,485)	(17,267,428)	(601,377)	(15,393,426)

Net increase (decrease)	(369,452)	$(8,697,613)	(452,923)	$(11,623,767)

Class R6:(f)
Shares sold	8,253,355	$193,176,017	—	$—
Shares issued to shareholders in reinvestment of distributions	17,189	413,201	—	—
Shares repurchased	(168,335)	(4,087,819)	—	—

Net increase (decrease)	8,102,209	$189,501,399	—	$—

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Small Cap Quality Fund (continued)
Class I:
Shares sold	3,837,277	$86,389,210	8,234,698	$201,083,257
Shares issued to shareholders in reinvestment of distributions	42,239	984,532	650,033	16,509,988
Shares repurchased	(9,007,730)	(208,471,868)	(1,249,107)	(31,004,193)

Net increase (decrease)	(5,128,214)	$(121,098,126)	7,635,624	$186,589,052

U.S. Equity Fund
Class III:
Shares sold	680,629	$8,762,712	1,545	$22,063
Shares issued to shareholders in reinvestment of distributions	661,855	9,327,069	717,998	10,060,650
Shares repurchased	(301,604)	(4,327,816)	(248,173)	(3,573,696)

Net increase (decrease)	1,040,880	$13,761,965	471,370	$6,509,017

Class VI:
Shares sold	3,689,025	$47,635,264	1,412,199	$19,393,447
Shares issued to shareholders in reinvestment of distributions	1,004,384	13,882,133	815,805	11,235,311
Shares repurchased	(2,125,836)	(28,745,475)	(1,566,409)	(22,238,255)

Net increase (decrease)	2,567,573	$32,771,922	661,595	$8,390,503

U.S. Opportunistic Value Fund
Class III:
Shares sold	2,928,849	$67,066,441	—	$—
Shares issued to shareholders in reinvestment of distributions	230,606	4,736,599	179,151	4,049,858
Shares repurchased	(98,621)	(2,150,000)	(234,193)	(5,426,411)

Net increase (decrease)	3,060,834	$69,653,040	(55,042)	$(1,376,553)

Class IV:(g)
Shares issued to shareholders in reinvestment of distributions	859,219	$17,457,560	1,457,796	$32,884,788
Shares repurchased	(12,223,310)	(261,497,055)	(3,028,701)	(67,000,000)

Net increase (decrease)	(11,364,091)	$(244,039,495)	(1,570,905)	$(34,115,212)

Class VI:
Shares sold	591,272	$12,484,573	445,038	$9,973,618
Shares issued to shareholders in reinvestment of distributions	769,843	15,788,054	655,148	14,786,369
Shares repurchased	(964,816)	(20,590,102)	(1,791,612)	(42,230,103)

Net increase (decrease)	396,299	$7,682,525	(691,426)	$(17,470,116)

Class R6:
Shares sold	6,752	$142,766	7,705	$176,034
Shares issued to shareholders in reinvestment of distributions	7,844	157,030	9,768	220,044
Shares repurchased	(102,331)	(2,172,347)	(8,385)	(190,260)

Net increase (decrease)	(87,735)	$(1,872,551)	9,088	$205,818

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

U.S. Opportunistic Value Fund (continued)
Class I:
Shares sold	298,740	$6,396,824	174,180	$4,001,872
Shares issued to shareholders in reinvestment of distributions	363,354	7,435,146	385,310	8,683,205
Shares repurchased	(544,508)	(11,644,127)	(1,084,741)	(24,384,557)

Net increase (decrease)	117,586	$2,187,843	(525,251)	$(11,699,480)

U.S. Small Cap Value Fund
Class VI:
Shares sold	68,592	$1,590,000	267,104	$5,048,374
Shares issued to shareholders in reinvestment of distributions	51,325	1,189,131	26,871	600,026
Shares repurchased	(103,469)	(2,444,728)	(388,144)	(8,201,112)

Net increase (decrease)	16,448	$334,403	(94,169)	$(2,552,712)

(a)	The period under the heading “Year Ended February 28, 2025” represents the period from April 8, 2024 (commencement of operations) through February 28, 2025.

(b)	5,289,998 shares and $170,549,526 were redeemed in-kind.

(c)	2,894,482 shares and $98,991,268 were purchased in-kind by an affiliate.

(d)	4,154,508 shares and $121,477,806 were redeemed in-kind.

(e)	The period under the heading “Year Ended February 28, 2026” represents the period from March 31, 2025 (commencement of operations) through February 28, 2026.

(f)	The period under the heading “Year Ended February 28, 2026” represents the period from April 29, 2025 (commencement of operations) through February 28, 2026.

(g)	Class IV liquidated on February 23, 2026.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Climate Change Fund
GMO U.S. Treasury Fund, Class VI	$11,565,483	$159,063,848	$153,676,700	$363,679	$—	$10,906	$(84)	$16,963,453

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI	$344,450	$6,211,916	$6,052,000	$11,950	$—	$1,797	$—	$506,163

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$316,968	$—	$—	$—	$—	$—	$(14,594)	$302,374
GMO U.S. Treasury Fund, Class VI	12,532,067	86,562,680	97,122,500	161,800	—	30,712	—	2,002,959

Totals	$12,849,035	$86,562,680	$97,122,500	$161,800	$—	$30,712	$(14,594)	$2,305,333

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

International Equity Fund
GMO U.S. Treasury Fund, Class VI	$51,870,555	$351,100,001	$392,650,000	$2,101,680		$—	$71,394	$(73,395)	$10,318,555

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,486	$67,850,000	$67,837,000	$134,760		$—	$(5,813)	$19	$9,692

Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI	$5,739,519	$39,859,242	$40,250,000	$225,207		$—	$8,586	$(7,786)	$5,349,561

Quality Fund
GMO U.S. Treasury Fund, Class VI	$51,968,777	$1,703,300,000	$1,574,375,000	$6,592,794		$—	$9,932	$3,000	$180,906,709

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI	$1,187,313	$29,520,492	$26,821,654	$93,150	*	$—	$165	$(150)	$3,886,166

Resources Fund
GMO U.S. Treasury Fund, Class VI	$26,840,502	$504,200,000	$524,253,000	$992,800		$—	$30,244	$(31,855)	$6,785,891
Kosmos Energy Ltd.	76,344,437	19,393,736	21,934,800	—		—	(2,474,410)	(15,127,860)	56,201,103

Totals	$103,184,939	$523,593,736	$546,187,800	$992,800		$—	$(2,444,166)	$(15,159,715)	$62,986,994

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI	$9,943,792	$86,397,888	$76,350,000	$622,644		$—	$7,738	$(6,337)	$19,993,081

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI	$460,172	$13,112,767	$12,472,398	$52,236	*	$—	$67	$—	$1,100,608

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$2,208,334	$17,177,979	$18,257,000	$78,930		$—	$(200)	$—	$1,129,113

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI	$84,397	$2,240,001	$2,233,000	$5,767		$—	$168	$(169)	$91,397

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $1,417 and $117 in Resource Transition Fund and U.S. Equity Fund, respectively, during the period.

137

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Climate Change Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO International Opportunistic Value Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund and GMO U.S. Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Markets ex-China Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO International Opportunistic Value Fund, GMO-Usonian Japan Value Creation Fund, GMO Quality Fund, GMO Resource Transition Fund, GMO Resources Fund, GMO Small Cap Quality Fund, GMO U.S. Equity Fund, GMO U.S. Opportunistic Value Fund and GMO U.S. Small Cap Value Fund (thirteen of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2026

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

138

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2026 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. Shareholders should consult their tax advisors.

With respect to distributable earnings on a tax basis, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended February 28, 2026:

Fund Name	Dividend Received Deduction (corporate shareholders) ($)	Qualified Dividend Income (non-corporate shareholders) ($)	U.S. Government Obligation Income ($)(1)	Interest- Related Dividend Income ($)(2)	Short-Term Capital Gain Dividends ($)(2)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(3)	Foreign Source Income ($)(3)	Section 199A Dividend Income (non-corporate shareholders) ($)(4)	Code Section 163(j) Interest-Related Dividend Income ($)(5)
Climate Change Fund	1,048,480	3,574,492	249,922	291,246	—	—	226,798	3,638,654	—	291,247
Emerging Markets ex-China Fund	—	1,574,012	—	—	1,780,809	3,753,369	513,160	3,693,102	—	—
Emerging Markets Fund	—	7,797,934	—	—	—	—	2,912,191	19,295,649	—	—
International Equity Fund	—	26,672,218	1,494,484	1,942,296	—	—	1,948,551	34,563,102	—	1,942,296
International Opportunistic Value Fund	—	11,697,886	—	145,482	20,875,181	44,293,244	933,423	15,873,270	—	145,482
Japan Value Creation Fund	—	5,132,127	154,216	233,415	3,392,843	6,600,987	597,116	5,381,478	—	233,415
Quality Fund	102,518,836	152,347,655	4,551,197	5,402,066	171,538,938	1,326,024,847	—	—	—	5,402,066
Resource Transition Fund	199,345	1,398,652	—	—	—	—	148,233	2,692,990	—	—
Resources Fund	5,326,735	24,229,532	—	—	—	—	1,845,389	32,589,374	—	—
Small Cap Quality Fund	4,829,601	5,090,106	429,981	288,568	2,014,453	22,184,052	—	—	—	288,568
U.S. Equity Fund	3,176,409	3,288,872	—	—	5,911,627	30,069,696	—	—	—	—
U.S. Opportunistic Value Fund	9,476,255	9,757,477	—	—	16,757,886	37,487,398	—	—	163,816	—
U.S. Small Cap Value Fund	722,654	731,993	—	—	1,200,103	3,046,874	—	—	57,894	—

(1)	All or a portion of these amounts may be exempt from taxation at the state level.
(2)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(4)	The Funds hereby designate the above qualified business income under Section 199A of the Code.
(5)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms.

139

GMO Trust

Annual Financial Statements and Other Information

February 28, 2026

Asset Allocation Bond Fund

Emerging Country Debt Fund

Emerging Country Debt Shares Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 8.8%

	U.S. Government — 8.8%
3,356,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (a)	3,359,996
4,855,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (a)	4,860,836
1,069,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28	1,068,951

	Total U.S. Government	9,289,783

	TOTAL DEBT OBLIGATIONS (COST $9,281,237)	9,289,783

	SHORT-TERM INVESTMENTS — 90.5%

	Money Market Funds — 1.8%
1,952,900	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	1,952,900

	Repurchase Agreements — 88.7%
93,999,193	Nomura Securities International, Inc. Repurchase Agreement, dated 02/27/26 maturing on 03/02/26 with a maturity value of $94,027,628 and an effective yield of 3.63%, collateralized by a U.S. Treasury Note with maturity date 07/31/27 and a market value of $95,981,520.	93,999,193

	TOTAL SHORT-TERM INVESTMENTS (COST $95,952,093)	95,952,093

	TOTAL INVESTMENTS — 99.3% (Cost $105,233,330)	105,241,876

	Other Assets and Liabilities (net) — 0.7%	715,581

	TOTAL NET ASSETS — 100.0%	$105,957,457

1	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
227	U.S. Long Bond (CBT)	June 2026	26,892,406	209,671
289	U.S. Treasury Note 10 Yr. (CBT)	June 2026	32,891,812	144,448
121	U.S. Treasury Note 2 Yr. (CBT)	June 2026	25,322,086	49,967
671	U.S. Treasury Note 5 Yr. (CBT)	June 2026	73,904,359	421,211
242	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	28,249,719	160,911
162	U.S. Ultra Bond (CBT)	June 2026	19,698,188	164,271

			$206,958,570	$1,150,479

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

See accompanying notes to the financial statements.	2

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.8%

		Albania — 0.9%
		Corporate Debt — 0.8%
EUR	17,500,000	Delphos Securities SARL - Compartment Bernina, 7.63%, due 04/08/35	19,821,407

		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,610,000	Albania Government International Bonds, Reg S, 4.75%, due 02/14/35	3,161,076

		Total Albania	22,982,483

		Angola — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	5,180,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	4,668,475
	8,520,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	7,538,130

		Total Angola	12,206,605

		Argentina — 3.2%
		Sovereign and Sovereign Agency Issuers — 3.2%
EUR	2,735,818	Argentina Government International Bonds, Step Up, 4.00%, due 07/09/46	2,214,231
	353,740	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	300,076
	9,276,115	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	7,867,305
JPY	240,236,036	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (a)	261,519
EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	6,855,864
EUR	12,360,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	11,318,547
JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (a)	268,091
EUR	11,268,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	9,053,704
	722,000	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	506,122
	56,055,386	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	39,862,387

		Total Argentina	78,507,846

		Armenia — 0.6%
		Corporate Debt — 0.1%
	3,290,000	Ardshinbank CJSC Via Dilijan Finance BV, 144A, 6.60%, due 01/22/31	3,335,238

Par Value†	Description	Value ($)

	Armenia — continued
	Sovereign and Sovereign Agency Issuers — 0.5%
4,800,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	4,422,000
7,200,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	7,627,536

		12,049,536

	Total Armenia	15,384,774

	Bahamas — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
8,270,000	Bahamas Government International Bonds, 144A, 8.25%, due 06/24/36	9,255,205

	Bahrain — 2.3%
	Sovereign and Sovereign Agency Issuers — 2.3%
4,870,000	Bahrain Government International Bonds, 144A, 6.63%, due 10/06/37	4,748,226
4,800,000	Bahrain Government International Bonds, 144A, 7.10%, due 02/03/38 (b)	4,819,200
37,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	32,298,709
17,350,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51 (b)	15,197,559

	Total Bahrain	57,063,694

	Barbados — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
14,900,000	Barbados Government International Bonds, 144A, 8.00%, due 06/26/35	15,972,800

	Belarus — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c)	4,277,280
13,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (a) (c)	10,318,000

	Total Belarus	14,595,280

	Bolivia — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (b)	7,277,000

	Brazil — 4.4%
	Corporate Debt — 1.7%
1,657,000	Braskem America Finance Co., Reg S, 7.13%, due 07/22/41	643,745
11,010,000	Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31	4,672,644
33,912,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34	13,897,816
13,375,000	Kinetics LNG Holdings Ltd., Reg S, 9.88%, due 11/13/29	13,569,199

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		Brazil — continued
		Corporate Debt — continued
	2,960,100	Yinson Bergenia Production BV, 144A, 8.50%, due 01/31/45	3,149,176
	6,295,061	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	6,923,875

			42,856,455

		Sovereign and Sovereign Agency Issuers — 2.7%
	26,500,000	Brazil Government International Bonds, 6.25%, due 05/22/36	26,791,500
	5,650,000	Brazil Government International Bonds, 4.75%, due 01/14/50	4,243,150
	26,500,000	Brazil Government International Bonds, 7.25%, due 01/12/56	26,924,000
BRL	41,418,104	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (d)	7,788,714

			65,747,364

		Total Brazil	108,603,819

		Bulgaria — 0.1%
		Corporate Debt — 0.1%
EUR	2,500,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	3,101,700

		Cameroon — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
EUR	20,550,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	21,240,334

		Chile — 1.3%
		Corporate Debt — 1.0%
	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (e)	15,394,310
	8,690,000	EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 144A, 8.50%, due 06/30/32	9,059,846

			24,454,156

		Sovereign and Sovereign Agency Issuers — 0.3%
	2,400,000	Chile Government International Bonds, 3.10%, due 05/07/41	1,891,800
	4,985,275	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	5,147,297

			7,039,097

		Total Chile	31,493,253

		China — 0.0%
		Corporate Debt — 0.0%
	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (c)	102,000
	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (c)	130,000
	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (c)	68,000

Par Value†		Description	Value ($)

		China — continued
		Corporate Debt — continued
	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (c)	55,000
	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (c)	19,000
	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (c)	33,000
	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (c)	37,000

		Total China	444,000

		Colombia — 4.5%
		Corporate Debt — 0.3%
COP	27,948,605,852	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	6,238,528

		Sovereign and Sovereign Agency Issuers — 4.2%
	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (e)	1,015,116
	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (e)	3,111,638
	1,500,000	Colombia Government International Bonds, 6.50%, due 01/21/33	1,491,000
	43,660,000	Colombia Government International Bonds, 5.63%, due 02/26/44	35,382,501
	39,590,000	Colombia Government International Bonds, 5.00%, due 06/15/45	29,189,707
	8,000,000	Colombia Government International Bonds, 5.20%, due 05/15/49	5,914,400
	29,940,000	Ecopetrol SA, 5.88%, due 05/28/45	22,440,030
COP	18,236,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	4,443,324

			102,987,716

		Total Colombia	109,226,244

		Congo Republic (Brazzaville) — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	22,052,198	Congolese International Bonds, Step Up, 6.00%, due 06/30/29 (a) (b)	20,628,508

		Costa Rica — 2.0%
		Sovereign and Sovereign Agency Issuers — 2.0%
EUR	18,750,000	Costa Rica Government International Bonds, 144A, 6.00%, due 01/16/36	23,143,337
	4,260,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	4,727,801
	18,931,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	21,206,860

		Total Costa Rica	49,077,998

		Cote D’Ivoire — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
EUR	14,450,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	15,987,747

See accompanying notes to the financial statements.	4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,920,642

		Dominican Republic — 2.3%
		Corporate Debt — 0.1%
	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,528,562

		Sovereign and Sovereign Agency Issuers — 2.2%
DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,256,354
	2,690,000	Dominican Republic International Bonds, 144A, 5.88%, due 10/28/35	2,687,646
DOP	230,000,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	4,328,397
	14,720,000	Dominican Republic International Bonds, 144A, 6.15%, due 05/17/38	14,778,880
	700,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	639,800
	32,554,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	29,363,708

			53,054,785

		Total Dominican Republic	56,583,347

		Ecuador — 2.6%
		Sovereign and Sovereign Agency Issuers — 2.6%
	3,192,203	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	2,677,460
	4,700,000	Ecuador Government International Bonds, 144A, 8.75%, due 01/29/34	4,742,300
	41,185,988	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/35	37,386,581
	20,281,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	16,570,190
	1,902,395	Ecuador Social Bonds SARL, Reg S, , Zero Coupon, due 01/30/35	1,422,972

		Total Ecuador	62,799,503

		Egypt — 2.5%
		Sovereign and Sovereign Agency Issuers — 2.5%
	18,970,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	18,116,350
	19,230,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	18,683,099
	26,564,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	24,105,236

		Total Egypt	60,904,685

		El Salvador — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	18,420,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	16,762,200

Par Value†	Description	Value ($)

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (c)	2,784,150

	Gabon — 0.6%
	Sovereign and Sovereign Agency Issuers — 0.6%
1,900,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,917,746
5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,794,048
9,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,832,448

	Total Gabon	14,544,242

	Ghana — 1.6%
	Sovereign and Sovereign Agency Issuers — 1.6%
632,000	Ghana Government International Bonds, Reg S, Zero Coupon, due 07/03/26	621,730
4,959,500	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/29	4,855,351
3,617,226	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	3,119,857
27,492,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	24,875,105
6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (c)	6,793,416

	Total Ghana	40,265,459

	Grenada — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
3,274,814	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,156,986

	Guatemala — 1.4%
	Corporate Debt — 0.3%
8,210,000	Threelands Energy Ltd. SARL, 144A, 7.45%, due 10/20/35	8,548,662

	Sovereign and Sovereign Agency Issuers — 1.1%
4,860,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	5,276,138
830,000	Guatemala Government Bonds, 144A, 6.25%, due 08/15/36	880,474
20,810,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	20,864,106

		27,020,718

	Total Guatemala	35,569,380

	Hungary — 2.2%
	Sovereign and Sovereign Agency Issuers — 2.2%
33,730,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	34,168,490
18,900,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	11,973,433

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Hungary — continued
	Sovereign and Sovereign Agency Issuers — continued
8,250,000	Hungary Government International Bonds, 144A, 6.75%, due 09/23/55	8,827,500

	Total Hungary	54,969,423

	India — 0.9%
	Corporate Debt — 0.9%
16,057,116	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (b)	15,575,403
8,705,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	7,377,699

	Total India	22,953,102

	Indonesia — 0.1%
	Corporate Debt — 0.1%
2,695,200	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	2,803,008

	Iraq — 0.4%
	Corporate Debt — 0.4%
9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	10,167,564

	Israel — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
13,983,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	18,266,972
8,050,000	State of Israel, Reg S, 3.80%, due 05/13/60	5,516,584

	Total Israel	23,783,556

	Jamaica — 0.9%
	Corporate Debt — 0.9%
21,100,000	NCB Financial Group Ltd., Reg S, 11.00%, due 07/31/30	21,850,105

	Sovereign and Sovereign Agency Issuers — 0.0%
505,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	610,293

	Total Jamaica	22,460,398

	Jordan — 1.0%
	Sovereign and Sovereign Agency Issuers — 1.0%
3,000,000	Jordan Government International Bonds, 144A, 5.75%, due 11/12/32	2,949,000
21,455,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	21,197,540

	Total Jordan	24,146,540

Par Value†		Description	Value ($)

		Kazakhstan — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
KZT	1,919,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	3,949,213
	5,000,000	Kazakhstan Government International Bonds, 144A, 5.50%, due 07/01/37	5,156,450
	2,510,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	2,560,351

		Total Kazakhstan	11,666,014

		Kenya — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	10,100,000	Republic of Kenya Government International Bonds, 144A, 8.70%, due 02/26/39	9,858,501
	27,074,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	25,339,639

		Total Kenya	35,198,140

		Kyrgyzstan — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	3,860,000	Kyrgyz Republic International Bonds, 144A, 7.75%, due 06/03/30	4,031,288

		Lao Peoples Democratic Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,800,000	Laos Government International Bonds, 144A, 11.25%, due 11/12/30	6,162,500

		Latvia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	7,083,037

		Lebanon — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (c)	1,471,201
	45,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (c)	13,186,465
	13,300,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (c)	3,903,550
	51,714,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (c)	15,178,059

		Total Lebanon	33,739,275

		Mexico — 6.2%
		Sovereign and Sovereign Agency Issuers — 6.2%
	4,800,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,150,920
	4,000,000	Mexico Government International Bonds, 6.75%, due 02/09/56	4,060,000
GBP	50,406,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	53,503,118
	4,700,000	Petroleos Mexicanos, Reg S, 6.63% (f)	3,555,550

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Mexico — continued
	Sovereign and Sovereign Agency Issuers — continued
96,400,000	Petroleos Mexicanos, 7.69%, due 01/23/50	87,752,920

	Total Mexico	153,022,508

	Mongolia — 0.9%
	Corporate Debt — 0.9%
21,180,000	Tsetsens Mining & Energy LLC, Reg S, 11.38%, due 02/05/31	22,080,150

	Montenegro — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,285,128

	Morocco — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	4,184,142

	Mozambique — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
9,076,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	7,682,834

	Nigeria — 1.1%
	Sovereign and Sovereign Agency Issuers — 1.1%
4,400,000	Nigeria Government International Bonds, 144A, 9.13%, due 01/13/46	4,787,200
22,150,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	22,028,175

	Total Nigeria	26,815,375

	Oman — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
20,710,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	22,814,550

	Pakistan — 0.4%
	Sovereign and Sovereign Agency Issuers — 0.4%
3,010,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36	2,968,028
6,130,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	6,038,908
1,946,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,877,890

	Total Pakistan	10,884,826

	Panama — 0.3%
	Sovereign and Sovereign Agency Issuers — 0.3%
2,679,000	Panama Government International Bonds, 8.13%, due 04/28/34	3,198,726

Par Value†		Description	Value ($)

		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	4,600,000	Panama Government International Bonds, 4.50%, due 04/16/50	3,685,463

		Total Panama	6,884,189

		Paraguay — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
PYG	29,020,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	4,494,801

		Peru — 2.1%
		Corporate Debt — 0.3%
	8,510,635	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	8,270,975

		Sovereign and Sovereign Agency Issuers — 1.8%
	2,200,000	Peru Government International Bonds, 3.60%, due 01/15/72	1,437,260
	3,010,000	Peru Government International Bonds, 3.23%, due 07/28/2121	1,694,630
	63,145,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	40,391,754

			43,523,644

		Total Peru	51,794,619

		Philippines — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (e)	5,035,073
	9,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	6,833,800
	8,000,000	Philippines Government International Bonds, 5.75%, due 01/27/51	8,288,000

		Total Philippines	20,156,873

		Poland — 3.2%
		Sovereign and Sovereign Agency Issuers — 3.2%
	33,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	35,222,100
	30,000,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	31,414,500
	11,700,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	11,450,088

		Total Poland	78,086,688

		Republic of North Macedonia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
EUR	3,200,000	North Macedonia Government International Bonds, 144A, 4.75%, due 01/21/34 (b)	3,756,921

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		Romania — 3.6%
		Sovereign and Sovereign Agency Issuers — 3.6%
	34,450,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	34,828,950
	9,710,000	Romania Government International Bonds, Reg S, 6.63%, due 05/16/36	10,350,860
EUR	38,880,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	31,971,910
EUR	2,000,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	1,601,470
	12,460,000	Romania Government International Bonds, Reg S, 4.00%, due 02/14/51	9,001,976

		Total Romania	87,755,166

		Russia — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (c) (e) (g)	3,435
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (c) (e) (g)	2,600
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (c) (e) (g)	3,400
	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (c) (e) (g)	10,000
	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (c) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	2,440,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	2,288,256

		Saudi Arabia — 1.9%
		Corporate Debt — 0.1%
	2,251,137	Acwa Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	2,310,229

		Sovereign and Sovereign Agency Issuers — 1.8%
	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,745,225
	8,400,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	7,539,000
	12,740,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	9,184,744
	28,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	18,675,800

			43,144,769

		Total Saudi Arabia	45,454,998

		Senegal — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
EUR	2,200,000	Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28	2,060,926

Par Value†		Description	Value ($)

		Senegal — continued
		Sovereign and Sovereign Agency Issuers — continued
	17,450,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48 (b)	9,826,618

		Total Senegal	11,887,544

		Serbia — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	18,500,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	19,478,905

		South Africa — 1.9%
		Sovereign and Sovereign Agency Issuers — 1.9%
ZAR	150,350,000	Eskom Holdings, Zero Coupon, due 12/31/32	3,814,988
	49,420,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	41,574,575
ZAR	20,200,000	Transnet, Reg S, 13.50%, due 04/18/28	1,346,085

		Total South Africa	46,735,648

		Sri Lanka — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	1,822,885	Sri Lanka Government International Bonds, Step Up, Reg S, 3.10%, due 01/15/30	1,817,416
	10,401,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	9,712,192
	8,235,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	6,728,234
	2,715,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (b)	2,704,622
	11,435,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	11,412,899

		Total Sri Lanka	32,375,363

		SupraNational — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
NGN	1,891,000,000	Asian Development Bank, 20.00%, due 03/27/26	1,387,401
NGN	3,450,000,000	European Bank for Reconstruction & Development, 21.00%, due 07/21/26	2,522,182
NGN	4,325,000,000	European Bank for Reconstruction & Development, 22.50%, due 07/31/26	3,204,970

		Total SupraNational	7,114,553

		Tajikistan — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	1,916,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	1,916,613

		Trinidad And Tobago — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	19,628,000	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/19/40	19,946,955

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		Trinidad And Tobago — continued
		Sovereign and Sovereign Agency Issuers — continued
	5,822,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	5,940,653
	8,000,000	Trinidad & Tobago Government International Bonds, 144A, 6.50%, due 01/28/36	8,094,000

		Total Trinidad And Tobago	33,981,608

		Tunisia — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (a)	30,451,966
JPY	190,000,000	Tunisian Republic, 4.20%, due 03/17/31 (a)	1,076,746
JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,885,714

		Total Tunisia	35,414,426

		Turkey — 4.6%
		Corporate Debt — 1.5%
	42,350,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	38,069,474

		Sovereign and Sovereign Agency Issuers — 3.1%
	6,200,000	Turkiye Government International Bonds, 6.80%, due 11/04/36	6,200,000
	5,900,000	Turkiye Government International Bonds, 6.88%, due 01/14/38	5,876,400
	28,600,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	21,753,160
	50,713,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	41,445,199

			75,274,759

		Total Turkey	113,344,233

		Ukraine — 2.2%
		Sovereign and Sovereign Agency Issuers — 2.2%
	5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c)	4,655,386
	2,211,014	Ukraine Government International Bonds, Step Up, Reg S, Zero Coupon, due 02/01/30	1,419,471
	14,265,640	Ukraine Government International Bonds, Step Up, 144A, 4.00%, due 02/01/32	11,055,871
	18,426,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	9,028,817
	4,022,412	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/34	2,497,918
	7,982,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	4,521,893
	13,555,124	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35	8,227,960
	5,818,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36 (b)	3,284,523
	14,953,917	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36	8,972,350

Par Value†		Description	Value ($)

		Ukraine — continued
		Sovereign and Sovereign Agency Issuers — continued
	211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c)	163,634

		Total Ukraine	53,827,823

		United Arab Emirates — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	10,700,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	7,656,064
	8,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	5,580,588
	12,500,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	8,912,000

		Total United Arab Emirates	22,148,652

		United States — 2.6%
		Asset-Backed Securities — 0.2%
	320,225	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.01%, due 12/15/35	313,030
	295,139	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.97%, due 05/15/36	287,538
	5,533,024	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 3.94%, due 11/25/36	1,811,198
	5,582,871	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.01%, due 11/25/36	1,827,478
	2,843,601	WaMu Asset-Backed Certificates Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.83%, 4.51%, due 04/25/37	1,035,564

			5,274,808

		U.S. Government — 2.4%
	15,000,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h) 14,054,297
	36,020,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (h)	36,063,297
	8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27	8,364,195

			58,481,789

		Total United States	63,756,597

		Uruguay — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,806,254
UYU	85,300,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	2,529,831

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†		Description	Value ($)

		Uruguay — continued
		Sovereign and Sovereign Agency Issuers — continued
UYU	146,000,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	4,004,033
	1,718,000	Uruguay Government International Bonds, 4.98%, due 04/20/55	1,592,586

		Total Uruguay	9,932,704

		Uzbekistan — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	3,300,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,620,925
	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,900,168
	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32	653,280
	5,100,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	5,574,300
	5,900,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	5,777,398
	10,590,000	Uzbekneftegaz JSC, Reg S, 8.75%, due 05/07/30	11,559,647

		Total Uzbekistan	32,085,718

		Venezuela — 5.4%
		Sovereign and Sovereign Agency Issuers — 5.4%
	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (a) (c)	27,836,561
	9,800,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21 (c)	3,655,400
	9,300,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 10/28/22 (c)	2,647,803
	85,620,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c)	27,184,350
	797,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c)	253,048
	71,670,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (c)	27,306,270
	29,650,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (c)	13,727,950
	56,743,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (c)	22,753,943
	13,850,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (c)	6,354,553

		Total Venezuela	131,719,878

		Vietnam — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	7,318,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.49%, due 03/13/28 (a)	7,391,180

Par Value† / Shares		Description	Value ($)

		Zambia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,540,219	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	4,415,363

		TOTAL DEBT OBLIGATIONS (COST $2,389,045,505)	2,326,495,196

		LOAN ASSIGNMENTS — 0.9%

		Serbia — 0.6%
	12,400,000	Telekom Srbija AD Beograd, Variable Rate, 8.42%, due 06/13/29 (a)	14,578,583

		Turkey — 0.3%
	7,392,857	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (e)	8,560,692

		TOTAL LOAN ASSIGNMENTS (COST $22,238,772)	23,139,275

		LOAN PARTICIPATIONS — 0.1%

		Angola — 0.1%
	1,757,143	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (a)	1,736,619

		Iraq — 0.0%
EUR	224,413	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (e)	249,601

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (a) (c) (g)	3

		Sudan — 0.0%
CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (a) (c)	384,782
CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (a) (c)	150,861

		Total Sudan	535,643

		TOTAL LOAN PARTICIPATIONS (COST $22,450,318)	2,521,866

		INVESTMENT FUNDS — 0.7%

		Colombia — 0.7%
	9,300,000	Bona Fide Investment Holdings II LLC (e) (i) (j)	15,843,071

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	15,843,071

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 1.0%

		Argentina — 1.0%
EUR	198,089,675	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (k)	23,563,100
JPY	1,723,445,000	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (e) (k)	195,890

		TOTAL RIGHTS/WARRANTS (COST $28,331,701)	23,758,990

		SHORT-TERM INVESTMENTS — 2.4%

		Money Market Funds — 0.2%
	4,785,230	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (l)	4,785,230

		Repurchase Agreements — 2.2%
	49,999,339	Nomura Securities International, Inc. Repurchase Agreement, dated 02/27/26, maturing on 03/02/26 with a maturity value of $50,014,464 and an effective yield of 3.63%, collateralized by a U.S. Treasury Note with maturity date 07/31/27 and a market value of $51,053,764.	49,999,339
	3,214,363	Nomura International PLC Repurchase Agreement, dated 10/10/25, to be returned on demand at face value plus an effective yield of 3.30%, collateralized by a Suzano Austria GmbH, 3.75%, due 01/15/31 and a market value of $3,255,741. (m)	3,214,363

		Total Repurchase Agreements	53,213,702

		TOTAL SHORT-TERM INVESTMENTS (COST $57,998,932)	57,998,932

		TOTAL INVESTMENTS — 99.9% (Cost $2,529,365,228)	2,449,757,330

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (0.1)%

	Corporate Debt — (0.1)%

	Brazil — (0.1)%
(3,400,000)	Suzano Austria GmbH, 3.75%, due 01/15/31	(3,258,074)

	TOTAL CORPORATE DEBT (PROCEEDS $3,162,000)	(3,258,074)

	TOTAL SECURITIES SOLD SHORT — (0.1)%
	(PROCEEDS $3,162,000)	(3,258,074)

	Other Assets and Liabilities (net) — 0.2%	6,571,309

	TOTAL NET ASSETS — 100.0%	$2,453,070,565

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.7%	$15,843,071

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,683,240	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,255,382	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,756,965	0.0%	3,200

Russian Foreign Trade Obligations, (Participation with GML International Ltd.)	07/12/07	17,524,214	0.0%	3

				$15,865,709

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

05/11/2026	MSCI	COP	98,825,000,000	USD	26,550,801	658,075
04/14/2026	MSCI	EUR	2,000,000	USD	2,385,088	17,119
03/03/2026	BCLY	USD	4,305,665	BRL	23,000,000	180,827
03/03/2026	JPM	USD	1,763,566	BRL	9,100,000	11,524
03/11/2026	SSB	USD	3,116,623	EUR	2,640,000	4,007
04/16/2026	JPM	USD	11,198,440	KRW	16,482,200,000	259,553
04/16/2026	MSCI	USD	644,135	KRW	948,000,000	14,890
04/30/2026	BCLY	USD	12,202,548	TRY	565,100,000	69,610
04/30/2026	MSCI	USD	1,866,055	ZAR	30,000,000	10,198
03/03/2026	CITI	BRL	7,000,000	USD	1,270,740	(94,714)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

05/05/2026	JPM	BRL	9,100,000	USD	1,738,466	(11,073)
03/03/2026	MSCI	BRL	25,100,000	USD	4,550,976	(345,152)
04/14/2026	MSCI	EUR	181,270,000	USD	212,666,194	(1,954,670)
04/15/2026	BCLY	GBP	40,400,000	USD	54,375,168	(76,774)
04/14/2026	JPM	JPY	307,300,000	USD	1,961,501	(13,391)
04/14/2026	MSCI	JPY	3,983,320,000	USD	25,422,793	(176,393)
04/14/2026	JPM	USD	4,640,017	EUR	3,900,000	(22,477)
05/05/2026	MSCI	USD	5,066,883	PEN	17,000,000	(9,010)

						$(1,477,851)

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)

USD	(5,968,859)	Morgan Stanley & Co. International PLC, 3.15%, dated 03/12/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,968,859)
USD	(5,797,573)	Morgan Stanley & Co. International PLC, 3.15%, dated 05/02/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(5,797,573)
USD	(367,241)	Morgan Stanley & Co. International PLC, 3.00%, dated 06/25/25, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(367,241)
USD	(256,150)	Morgan Stanley & Co. International PLC, 3.10%, dated 10/17/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(256,150)
USD	(1,274,277)	Morgan Stanley & Co. International PLC, 3.15%, dated 11/14/25, (Collateral: Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51), to be repurchased on demand at face value plus accrued interest.	(1,274,277)
USD	(4,191,489)	Morgan Stanley & Co. International PLC, 3.00%, dated 01/09/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(4,191,489)
USD	(1,485,847)	Morgan Stanley & Co. International PLC, 3.00%, dated 01/13/26, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(1,485,847)
USD	(1,265,282)	Morgan Stanley & Co. International PLC, 3.35%, dated 01/20/26, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(1,265,282)
EUR	(3,128,714)	Morgan Stanley & Co. International PLC, 1.60%, dated 01/20/26, (Collateral: North Macedonia Government International Bonds, 144A, 4.75%, due 01/21/34), to be repurchased on demand at face value plus accrued interest.	(3,128,714)
USD	(2,229,828)	Morgan Stanley & Co. International PLC, 3.00%, dated 01/21/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(2,229,828)
USD	(4,318,537)	Morgan Stanley & Co. International PLC, 3.00%, dated 02/03/26, (Collateral: Bahrain Government International Bonds, 144A, 7.10%, due 02/03/38), to be repurchased on demand at face value plus accrued interest.	(4,318,537)
USD	(3,120,059)	Morgan Stanley & Co. International PLC, 3.10%, dated 02/13/26, (Collateral: Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(3,120,059)
USD	(7,983,069)	Morgan Stanley & Co. International PLC, 3.25%, dated 02/25/26, (Collateral: Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48), to be repurchased on demand at face value plus accrued interest.	(7,983,069)
USD	(408,956)	Morgan Stanley & Co. International PLC, 3.00%, dated 02/26/26, (Collateral: Congolese International Bonds, Step Up, 6.00%, due 06/30/29), to be repurchased on demand at face value plus accrued interest.	(408,956)

			$(41,795,881)

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Reverse Repurchase Agreements(n) — continued

Average balance outstanding	$(51,100,824)
Average interest rate (net)	(3.70)%
Maximum balance outstanding	$(79,192,918)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.EM.S44	USD	80,600,000	1.00%	1.35%	N/A	12/20/2030	Quarterly	$1,106,235	$1,201,665	$95,430

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
Republic of Brazil	MSBNA	USD	12,700,000	1.00%	0.50%	N/A	12/20/2026	Quarterly	(63,507)	(50,656)	12,851
Republic of Colombia	MSCI	USD	45,300,000	1.00%	0.97%	N/A	12/20/2026	Quarterly	(125,808)	(11,265)	114,543
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.38%	N/A	12/20/2026	Quarterly	(234,412)	(172,171)	62,241
Republic of Egypt	CITI	USD	2,300,000	1.00%	2.14%	N/A	12/20/2027	Quarterly	655,499	45,492	(610,007)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.14%	N/A	12/20/2027	Quarterly	690,000	49,449	(640,551)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.14%	N/A	12/20/2027	Quarterly	725,000	49,449	(675,551)
Kingdom of Bahrain	MSBNA	USD	5,400,000	1.00%	1.53%	N/A	06/20/2028	Quarterly	401,901	63,356	(338,545)
Panama Government International Bonds	DB	USD	118,200,000	1.00%	0.62%	N/A	06/20/2028	Quarterly	(756,426)	(1,011,859)	(255,433)
Republic of Turkey	MSBNA	USD	1,600,000	1.00%	1.49%	N/A	06/20/2028	Quarterly	350,661	17,258	(333,403)
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.73%	N/A	12/20/2029	Quarterly	211,213	(90,784)	(301,997)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.73%	N/A	12/20/2029	Quarterly	76,240	(36,313)	(112,553)
United States of Mexico	MSBNA	USD	29,400,000	1.00%	0.71%	N/A	12/20/2029	Quarterly	273,879	(307,071)	(580,950)
Republic of South Africa Government International Bonds	MSCI	USD	21,500,000	1.00%	1.41%	N/A	12/20/2030	Quarterly	912,525	383,584	(528,941)
United States of Mexico	GS	USD	14,700,000	1.00%	1.05%	N/A	09/20/2031	Quarterly	1,940,881	39,166	(1,901,715)

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:

Panama Government International Bonds	DB	USD	118,200,000	1.00%	1.11%	118,200,000 USD	06/20/2028	Quarterly	(665,231)	(294,722)	370,509

									$4,392,415	$(1,327,087)	$(5,719,502)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

USD-SOFR-OIS COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	2,168,921	2,013,840
BRL-CDI	13.30%	BRL	266,263,658	01/02/2031	At Maturity	(10,266)	967,771	978,037
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,109)	2,726,996	2,823,105
USD-SOFR-OIS COMPOUND	4.00%	USD	87,800,000	09/17/2035	Annually	2,412,828	3,470,892	1,058,064
1.40%	THB-THOR	THB	835,000,000	12/17/2035	Quarterly	173,060	592,156	419,096
2.90%	EURIBOR	EUR	34,400,000	03/18/2036	Semi-Annually	(72,130)	(810,414)	(738,284)
4.60%	GBP-SONIA-COMPOUND	GBP	25,800,000	09/17/2055	Annually	(103,591)	(1,221,687)	(1,118,096)
2.80%	EURIBOR	EUR	38,300,000	12/17/2055	Semi-Annually	1,034,599	1,595,577	560,978

						$3,493,472	$9,490,212	$5,996,740

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

J.P. Morgan EMBIG Div Ex CCC Total Return USD	USD-SOFR-OIS COMPOUND	JPM	USD	63,800,000	03/04/2026	At Maturity	$—	$(871,951)	$(871,951)

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(c)	Security is in default.

(d)	Security is backed by the United States International Development Finance Corporation.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	Perpetual security with no stated maturity date.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(i)	Affiliated company (Note 10).

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of February 28, 2026.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Shares Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%
1,118,121	GMO Emerging Country Debt Fund, Class III (a)	26,566,548

	TOTAL INVESTMENT FUNDS (COST $26,080,236)	26,566,548

	SHORT-TERM INVESTMENTS — 6.5%

	Money Market Funds — 6.5%
1,728,490	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	1,728,490

	TOTAL SHORT-TERM INVESTMENTS (COST $1,728,490)	1,728,490

	TOTAL INVESTMENTS — 106.5% (Cost $27,808,726)	28,295,038
	Other Assets and Liabilities (net) — (6.5%)	(1,729,241)

	TOTAL NET ASSETS — 100.0%	$26,565,797

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

See accompanying notes to the financial statements.	16

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 83.8%

	Corporate Debt — 30.0%
	Australia — 0.7%
470,000	Fortescue Treasury Pty. Ltd., 144A, 4.50%, due 09/15/27	469,608
450,000	Mineral Resources Ltd., 144A, 7.00%, due 04/01/31	473,285

	Total Australia	942,893

	Canada — 1.6%
445,000	Bombardier, Inc., 144A, 7.45%, due 05/01/34	501,325
475,000	Enerflex, Inc., 144A, 6.88%, due 01/15/31	492,280
460,000	Precision Drilling Corp., 144A, 6.88%, due 01/15/29	465,964
385,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	391,215
350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	348,670

	Total Canada	2,199,454

	Denmark — 0.3%
465,000	Genmab AS/Genmab Finance LLC, 144A, 6.25%, due 12/15/32	482,588

	Finland — 0.3%
333,000	Amer Sports Co., 144A, 6.75%, due 02/16/31	347,451

	France — 0.3%
445,000	Forvia SE, 144A, 8.00%, due 06/15/30	474,226

	Italy — 0.3%
430,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	476,428

	Japan — 0.9%
370,000	Kioxia Holdings Corp., 144A, 6.25%, due 07/24/30	384,172
435,000	Nissan Motor Co. Ltd., 144A, 8.13%, due 07/17/35	475,018
300,000	Rakuten Group, Inc., 144A, 9.75%, due 04/15/29	332,749

	Total Japan	1,191,939

	Macau — 0.3%
350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	347,684

	Norway — 0.7%
485,000	Seadrill Finance Ltd., 144A, 8.38%, due 08/01/30	509,664
480,000	TGS ASA, 144A, 8.50%, due 01/15/30	507,085

	Total Norway	1,016,749

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United Kingdom — 0.3%
395,000	Belron U.K. Finance PLC, 144A, 5.75%, due 10/15/29	403,752

	United States — 24.3%
460,000	Allegiant Travel Co., 144A, 7.25%, due 08/15/27	464,268
360,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	379,003
460,000	American Axle & Manufacturing, Inc., 144A, 6.38%, due 10/15/32	468,154
445,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 5.75%, due 10/15/33	451,742
265,000	Arbor Realty SR, Inc., 144A, 7.88%, due 07/15/30	244,285
520,000	Ashland, Inc., 144A, 3.38%, due 09/01/31	479,048
535,000	Ball Corp., 2.88%, due 08/15/30	497,599
495,000	Boyd Gaming Corp., 144A, 4.75%, due 06/15/31	484,227
360,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	382,436
185,000	Brink’s Co., 144A, 6.75%, due 06/15/32	191,457
350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	346,642
380,000	Carnival Corp., 144A, 5.75%, due 08/01/32	394,364
450,000	Celanese U.S. Holdings LLC, 7.20%, due 11/15/33	483,456
490,000	Charles River Laboratories International, Inc., 144A, 3.75%, due 03/15/29	471,604
525,000	Clearway Energy Operating LLC, 144A, 3.75%, due 02/15/31	497,355
490,000	CNX Resources Corp., 144A, 7.38%, due 01/15/31	508,199
475,000	Columbus McKinnon Corp., 144A, 7.13%, due 02/01/33	488,329
200,000	Commercial Metals Co., 144A, 6.00%, due 12/15/35	204,850
490,000	Constellium SE, 144A, 3.75%, due 04/15/29	474,788
445,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	442,679
480,000	Crescent Energy Finance LLC, 144A, 8.38%, due 01/15/34	496,152
440,000	Deluxe Corp., 144A, 8.13%, due 09/15/29	461,526
445,000	Elanco Animal Health, Inc., 6.65%, due 08/28/28	462,623
475,000	Encore Capital Group, Inc., 144A, 6.63%, due 04/15/31	482,315
470,000	Enpro, Inc., 144A, 6.13%, due 06/01/33	485,063
455,000	Excelerate Energy LP, 144A, 8.00%, due 05/15/30	482,314
485,000	Fair Isaac Corp., 144A, 4.00%, due 06/15/28	474,818
750,000	FMC Corp., 5.65%, due 05/18/33	658,297
470,000	FTAI Aviation Investors LLC, 144A, 5.50%, due 05/01/28	469,951

17	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
250,000	Genting New York LLC/GENNY Capital, Inc., 144A, 7.25%, due 10/01/29	259,207
475,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	467,649
300,000	Global Net Lease, Inc., 144A, 4.50%, due 09/30/28	294,987
385,000	Gulfport Energy Operating Corp., 144A, 6.75%, due 09/01/29	398,692
475,000	Hawaiian Electric Co., Inc., 144A, 6.00%, due 10/01/33	484,152
445,000	Herc Holdings, Inc., 144A, 7.25%, due 06/15/33	470,395
490,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	477,081
430,000	HLF Financing SARL LLC/Herbalife International, Inc., 144A, 12.25%, due 04/15/29	459,320
300,000	HNI Corp., 144A, 5.13%, due 01/18/29	295,551
490,000	Huntsman International LLC, 4.50%, due 05/01/29	469,401
490,000	Ingevity Corp., 144A, 3.88%, due 11/01/28	477,780
350,000	Iron Mountain, Inc., 144A, 4.50%, due 02/15/31	337,580
475,000	Jazz Securities DAC, 144A, 4.38%, due 01/15/29	468,296
50,000	Kodiak Gas Services LLC, 144A, 6.75%, due 10/01/35	52,245
340,000	Kohl’s Corp., 144A, 10.00%, due 06/01/30	370,131
465,000	Lamar Media Corp., 3.75%, due 02/15/28	457,242
400,000	Level 3 Financing, Inc., 144A, 7.00%, due 03/31/34	415,818
440,000	Macy’s Retail Holdings LLC, 144A, 7.38%, due 08/01/33	460,958
480,000	Moog, Inc., 144A, 4.25%, due 12/15/27	478,667
300,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	291,430
475,000	Murphy Oil Corp., 6.00%, due 10/01/32	475,786
470,000	Nabors Industries, Inc., 144A, 7.63%, due 11/15/32	484,187
500,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	471,963
465,000	OneMain Finance Corp., 6.50%, due 03/15/33	460,764
460,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	472,476
470,000	PBF Holding Co. LLC/PBF Finance Corp.,
	6.00%, due 02/15/28	468,038
180,000	Phinia, Inc., 144A, 6.63%, due 10/15/32	186,870
455,000	Resideo Funding, Inc., 144A, 6.50%, due 07/15/32	464,519
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	364,590
350,000	Seagate Data Storage Technology Pte. Ltd., 144A, 5.75%, due 12/01/34	358,059
355,000	Sealed Air Corp., 144A, 6.88%, due 07/15/33	366,959

Par Value†	Description	Value ($)
	Corporate Debt — continued
	United States — continued
425,000	Sensata Technologies, Inc., 144A, 3.75%, due 02/15/31	400,671
485,000	Somnigroup International, Inc., 144A, 4.00%, due 04/15/29	471,339
445,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	468,230
225,000	TEGNA, Inc., 4.63%, due 03/15/28	224,363
470,000	TerraForm Power Operating LLC, 144A, 5.00%, due 01/31/28	470,597
430,000	Tidewater, Inc., 144A, 9.13%, due 07/15/30	465,175
410,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	389,665
385,000	TransDigm, Inc., 144A, 6.00%, due 01/15/33	391,810
465,000	Travel & Leisure Co., 6.00%, due 04/01/27	470,729
485,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	470,670
490,000	Twilio, Inc., 3.63%, due 03/15/29	471,507
380,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	376,223
390,000	Vertiv Group Corp., 144A, 4.13%, due 11/15/28	388,425
530,000	VF Corp., 2.95%, due 04/23/30	486,452
470,000	Viasat, Inc., 144A, 5.63%, due 04/15/27	469,133
370,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	391,001
450,000	Wayfair LLC, 144A, 7.25%, due 10/31/29	465,049
50,000	Weatherford International Ltd., 144A, 6.75%, due 10/15/33	52,274
470,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A, 5.25%, due 05/15/27	471,322
120,000	XPLR Infrastructure Operating Partners LP, 144A, 7.75%, due 04/15/34	124,422

	Total United States	33,207,394

	Total Corporate Debt	41,090,558

	U.S. Government — 53.8%
1,355,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/27	1,355,464
25,543,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (a)	25,573,413
4,575,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (a)	4,580,499
6,455,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27 (a)	6,465,498

See accompanying notes to the financial statements.	18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value† / Shares		Description	Value ($)

		U.S. Government — continued
	35,680,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28	35,678,379

		Total U.S. Government	73,653,253

		TOTAL DEBT OBLIGATIONS (COST $114,354,196)	114,743,811

		SHORT-TERM INVESTMENTS — 12.9%

		Money Market Funds — 0.4%
	530,933	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	530,933

		Sovereign and Sovereign Agency Issuers — 12.5%
JPY	2,672,000,000	Japan Treasury Discount Bills, Zero Coupon, due 04/06/26	17,099,023

		TOTAL SHORT-TERM INVESTMENTS (COST $17,577,698)	17,629,956

		TOTAL INVESTMENTS — 96.7% (Cost $131,931,894)	132,373,767
		Other Assets and Liabilities (net) — 3.3%	4,481,780

		TOTAL NET ASSETS — 100.0%	$136,855,547

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

04/06/2026	MSCI	JPY 2,672,000,000	USD 17,180,059	$19,795

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
21	U.S. Treasury Note 10 Yr. (CBT)	June 2026	2,390,062	10,496
38	U.S. Treasury Note 2 Yr. (CBT)	June 2026	7,952,391	12,020
45	U.S. Treasury Note 5 Yr. (CBT)	June 2026	4,956,328	28,248

			$15,298,781	$50,764

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Sell Protection^:
CDX.NA.HY.45	USD 25,340,040	5.00%	3.32%	25,340,040 USD	12/20/2030	Quarterly	$1,834,236	$1,711,998	$(122,238)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	18,424,000	03/20/2026	Quarterly	75	372,869	372,794

SOFR	Total Return on iBoxx USD Liquid High Yield Index	GS	USD	43,445,000	03/20/2026	Quarterly	—	476,137	476,137

SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	1,353,000	03/20/2026	Quarterly	—	547	547

SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	383,000	03/20/2026	Quarterly	—	(232)	(232)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	2,542,000	03/20/2026	Quarterly	—	514	514

							$75	$849,835	$849,760

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

21	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 92.6%

	Asset-Backed Securities — 76.6%
	Auto Retail Prime — 0.5%
6,518,282	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,573,848

	Auto Retail Subprime — 1.6%
4,695,424	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	4,724,729
6,134,602	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	6,185,349
3,621,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,665,219
6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,070,885

	Total Auto Retail Subprime	20,646,182

	CMBS CDO — 0.0%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	9

	Collateralized Loan Obligations — 11.0%
5,510,000	AGL CLO 12 Ltd., Series 21-12A, Class XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.80%, 4.72%, due 10/20/38	5,505,388
2,454,000	Battalion CLO VIII Ltd., Series 15-8A, Class BR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 4.92%, due 07/18/30	2,454,518
4,300,994	Battalion CLO XV Ltd., Series 20-15A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.65%, due 01/17/33	4,301,136
1,048,271	Black Diamond CLO Ltd., Series 16-1A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.29%, 4.96%, due 04/26/31	1,049,333
9,398,751	BlueMountain CLO Ltd., Series 15-4A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.62%, due 04/20/30	9,404,428
520,304	BlueMountain CLO Ltd., Series 13-2A, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.53%, due 10/22/30	520,533
11,229,012	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.00%, due 07/15/31	11,239,309
3,414,636	Dryden 64 CLO Ltd., Series 18-64A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.90%, due 04/18/31	3,417,709
9,985,038	Dryden 80 CLO Ltd., Series 19-80A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.62%, due 01/17/33	9,989,002
20,239,199	Eaton Vance CLO Ltd., Series 14-1RA, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.55%, due 07/15/30	20,242,215

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
50,327	Elevation CLO Ltd., Series 18-10A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.59%, due 10/20/31	50,311
8,296,009	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.02%, due 07/15/31	8,304,703
1,656,953	Jefferson Mill CLO Ltd., Series 15-1A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.90%, due 10/20/31	1,657,836
4,156,901	LCM 37 Ltd., Series 37A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 4.73%, due 04/15/34	4,156,880
1,180,000	LCM XVIII LP, Series 18A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.11%, 5.78%, due 04/20/31	1,179,975
3,375,228	Madison Park Funding XLII Ltd., Series 13A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.59%, due 11/21/30	3,375,866
4,635,555	Madison Park Funding XXXIII Ltd., Series 19-33A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.29%, 4.96%, due 10/15/32	4,640,922
4,227,000	Mountain View CLO LLC, Series 16-1A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 0.00, due 04/14/33	4,226,979
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 5.58%, due 10/12/30	4,004,416
2,365,473	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 4.99%, due 04/22/31	2,371,053
4,740,000	Octagon Investment Partners 18-R Ltd., Series 18-18A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.73%, 5.40%, due 04/16/31	4,755,144
1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	108
4,066,939	OZLM XV Ltd., Series 16-15A, Class A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/20/33	4,068,830
589,132	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 5.43%, due 01/17/31	589,694
6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 5.64%, due 05/20/31	6,014,778
4,797,672	Rockford Tower CLO Ltd., Series 19-2A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.79%, due 08/20/32	4,805,291
51,320	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 4.93%, due 04/15/31	51,343

See accompanying notes to the financial statements.	22

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
595,866	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.08%, due 04/18/31	595,858
337,525	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 5.10%, due 06/15/31	337,562
1,146,481	Trinitas CLO XII Ltd., Series 20-12A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/25/33	1,147,152
2,030,731	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.03%, due 07/18/31	2,034,469
1,404,357	Venture 38 CLO Ltd., Series 19-38A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.67%, due 07/30/32	1,405,135
902,595	Voya CLO Ltd., Series 19-2A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.87%, due 07/20/32	903,305
1,725,000	Voya CLO Ltd., Series 25-1A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.57%, due 04/20/38	1,724,978
2,278,069	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 4.97%, due 07/15/32	2,279,124
5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.80%, due 10/20/34	5,364,522

	Total Collateralized Loan Obligations	138,169,805

	Commercial Mortgage-Backed Securities — 22.2%
15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 4.58%, due 03/15/37	14,781,930
11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	9,615,559
5,024,611	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.21%, due 07/25/36	4,734,794
4,825,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	4,806,729
16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,830,277
10,380,057	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	9,380,459
18,847,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	16,996,652
11,556,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	10,564,019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
16,535,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	15,683,456
10,395,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	9,840,507
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,523,010
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	7,515,813
13,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	12,493,292
4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 3.94%, due 12/09/41	4,410,119
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	8,424,940
15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,389,458
26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	26,034,258
8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,824,842
4,636,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.46%, due 02/05/45	4,890,953
11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.80%, due 10/05/39	11,580,632
14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	13,382,448
2,754,000	NYC Commercial Mortgage Trust, Series 26-1PARK, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.25%, 4.95%, due 02/15/43	2,755,719
6,306,639	OBX Trust, Series 25-NQM8, Class A1, 144A, Step Up, 5.47%, due 03/25/65	6,373,622
4,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	4,139,826
4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,280,704
1,326,592	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,213,865
3,594,555	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 5.65%, due 11/23/43	3,578,188
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.25%, due 03/23/45	10,698,906
2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,207,294
2,428,476	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,388,406

23	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,334,033

	Total Commercial Mortgage-Backed Securities	279,674,710

	Credit Cards — 1.1%
13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,876,468

	Residential Mortgage-Backed Securities — Other — 10.1%
732,542	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.07%, due 02/25/36	46,183
1,967,296	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.04%, due 08/25/45	1,807,147
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.15%, due 02/25/36	510,702
7,367,028	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	7,445,630
960,099	Atlas Senior Loan Fund XV Ltd., Series 19-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.22%, 4.89%, due 10/23/32	961,559
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/28	923,275
1,731,260	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,724,109
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/17/29	484,982
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	182,531
4,448,795	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.27%, 3.95%, due 01/25/37	3,978,537
69,080	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.11%, due 02/25/37	92,982
826,333	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	838,651
836,151	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	849,116
4,018,223	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	4,092,131

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
4,422,180	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,603,235
3,522,623	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,628,262
408,771	CoreVest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	403,848
8,088,687	Dryden 40 Senior Loan Fund, Series 15-40A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.80%, due 08/15/31	8,096,638
6,141,463	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,033,266
1,881,888	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.29%, due 10/25/34	1,868,272
1,017,133	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,010,483
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.42%, due 09/25/35	44,417
7,572,884	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,257,264
8,298,726	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	735,407
8,478,739	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,415,059
3,326,117	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,200,177
3,463,783	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.11%, due 03/25/36	183,007
78,392	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.04%, due 02/26/34	73,520
699,045	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 4.76%, due 10/25/33	701,413
13,454,617	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.99%, due 03/25/36	281,387
7,674,789	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.13%, due 03/25/36	160,452
20,461,833	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.19%, due 03/25/36	427,708
10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.69%, due 08/25/35 (a)	221,160

See accompanying notes to the financial statements.	24

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
1,206,179	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,177,130
439,007	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	441,159
1,712,587	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,724,425
5,610,774	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	2,105,712
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,309,632
2,973,509	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	2,941,378
2,430,509	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	919,358
249,121	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	246,107
1,751,323	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	1,778,465
1,272,714	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,219,629
3,307,780	RALI Trust, Series 05-QS11, Class A1, 5.50%, due 07/25/35	2,848,758
11,080,867	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	11,058,976
12,749,049	Tricon American Homes Trust, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	12,606,618
5,664,696	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,421,165
9,907,706	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,913,550
1,152,846	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	1,122,003
4,422,330	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,415,663

	Total Residential Mortgage-Backed Securities — Other	126,532,238

	Residential Mortgage-Backed Securities — Performing Loans — 0.6%
1,822,733	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,674,104
3,186,532	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	2,978,361

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Performing Loans — continued
3,599,931	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,108,360

	Total Residential Mortgage-Backed Securities — Performing Loans	7,760,825

	Residential Mortgage-Backed Securities — Prime —2.5%
7,238,353	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.00%, due 10/25/46	3,629,324
323,790	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 6.42%, due 10/25/35	315,329
3,585,594	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,872,154
1,701,609	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.92%, due 12/25/36	1,297,466
771,063	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.95%, due 03/25/37	598,762
6,118,842	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.23%, due 04/25/46	5,787,792
1,598,475	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	627,088
50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	1
3,638,370	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.32%, due 05/25/35	2,955,643
2,943,351	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.11%, due 01/25/37	2,714,249
591,211	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.59%, due 09/25/35	563,186
751,073	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.17%, due 01/25/47	684,790
1,482,281	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.24%, due 06/25/35	1,297,288
1,577,716	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.39%, due 12/25/35	1,406,309
3,786,628	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.07%, due 10/25/36	1,241,446

25	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
7,080,684	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	6,656,673

	Total Residential Mortgage-Backed Securities — Prime	31,647,500

	Residential Mortgage-Backed Securities — Subprime — 1.9%
649,660	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.10%, due 06/25/35	639,974
453,433	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.43%, due 05/26/37	445,776
14,094,246	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.39%, due 07/25/36	12,945,064
277,611	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.07%, due 12/25/36	274,400
645,586	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.27%, due 11/20/34	624,238
1,815,420	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 3.89%, due 09/25/36	1,766,071
1,737,839	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.36%, due 05/25/36	1,794,619
639,764	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.29%, due 08/25/37	634,549
2,266,741	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 1.31%, 4.99%, due 01/25/35	2,218,925
974,742	Saxon Asset Securities Trust, Series 04-3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.69%, due 12/26/34	955,017
1,420,426	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-AR9, Class 2A, Variable Rate, 1 yr. MTA + 0.84%, 4.76%, due 11/25/46	1,251,259

	Total Residential Mortgage-Backed Securities — Subprime	23,549,892

	Residential Mortgage-Backed Securities — Alt-A — 3.2%
630,588	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.69%, due 11/25/34	632,614
1,556,871	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.11%, due 01/25/47	1,373,280
1,141,050	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,118,864

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
3,198,928	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.79%, due 07/25/36	1,774,292
88,031	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	88,676
2,000,564	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	1,502,475
1,472,733	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.49%, due 05/25/36	581,054
1,524,683	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.49%, due 10/25/36	526,180
2,080,487	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.39%, due 04/25/36	1,996,497
7,264,683	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.09%, due 03/25/37	7,020,743
3,972,434	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.34%, due 10/25/35	2,562,821
10,214,073	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.11%, due 06/25/36	1,832,455
10,130,855	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.22%, due 06/25/47	5,795,787
5,180,562	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.00%, due 07/19/37	5,093,487
26,996	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	23,592
941,315	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 6.79%, due 10/25/37	929,296
2,462,449	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,195,310
15,303,444	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,539,913
7,541,850	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.33%, due 08/25/37	3,312,718

	Total Residential Mortgage-Backed Securities — Alt-A	40,900,054

See accompanying notes to the financial statements.	26

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — 4.5%
1,790,583	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.25%, due 08/25/35	1,757,506
935,260	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 4.37%, due 01/25/36	899,757
1,197,513	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.33%, due 04/25/36	1,144,777
481,374	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.36%, due 04/25/36	454,755
667,167	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.13%, due 07/25/36	648,491
1,364,698	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.21%, due 07/25/36	1,336,218
2,920,313	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.16%, due 10/25/36	2,837,547
5,335,440	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.21%, due 01/25/37	5,123,607
866,993	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.12%, due 03/25/37	837,816
1,554,864	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.15%, due 07/25/37	1,505,023
4,355,668	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.19%, due 07/25/37	4,112,533
5,721,201	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 4.46%, due 09/25/37	5,467,322
755,073	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.04%, due 01/25/38	750,156
71,813,367	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.00, due 05/25/30	1,613,618
89,778,622	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.68%, due 04/25/39	2,823,834
33,937,654	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	1,259,630

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
192,198,440	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.18%, due 06/25/40	6,375,011
1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,275,142
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,437,971
3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,242,729
1,599,759	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	1,654,560
2,075,724	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.29%, due 03/25/37	1,920,173
1,500,178	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.38%, due 10/25/37	1,515,180
3,532,079	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	3,218,448
1,224,423	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,026,940

	Total Small Balance Commercial Mortgages	56,238,744

	Student Loans—Federal Family Education Loan Program — 4.1%
6,960,589	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.49%, due 04/26/32	6,900,632
2,994,236	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 4.85%, due 01/25/43	2,753,076
9,423,595	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 5.29%, due 06/15/40	9,344,418
6,897,194	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 5.80%, due 07/25/22	6,913,242
14,661,461	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.25%, due 07/25/23	14,664,720
6,768,297	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 5.85%, due 07/25/23	6,810,232

27	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans-Federal Family Education Loan Program — continued
3,692,684	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.48%, due 01/25/49	3,656,062

	Total Student Loans-Federal Family Education Loan Program	51,042,382

	Student Loans-Private — 13.3%
2,488,933	Commonbond Student Loan Trust, Series 21-AGS, Class A, 144A, 1.20%, due 03/25/52	2,168,545
1,094,528	ELFI Graduate Loan Program LLC, Series 21-A, Class A, 144A, 1.53%, due 12/26/46	991,140
4,222,601	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.25%, due 12/27/38	4,147,554
11,024,863	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.10%, due 03/27/42	9,008,951
3,403,107	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.18%, due 07/28/42	3,283,683
8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 8.64%, due 03/31/38 (a)	1,072,856
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	934,062
673,142	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.10%, due 05/25/32	670,613
5,440,000	National Collegiate Student Loan Trust, Series 06-4, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.13%, due 05/25/32	3,079,764
2,420,891	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.08%, due 01/25/33	2,382,478
2,604,329	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.14%, due 03/25/33	2,580,533
728,609	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.16%, due 06/25/33	723,893
6,269,905	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.09%, due 10/25/33	6,205,352
24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.75%, due 03/25/38 (b)	19,442
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.75%, due 03/25/38 (b)	58,455

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
3,475,746	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,224,006
948,222	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 5.36%, due 03/15/72	956,749
1,844,202	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	1,764,544
2,793,409	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 4.47%, due 04/20/62	2,782,040
1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.58%, due 06/15/32	789,729
1,709,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 6.94%, due 06/15/32 (b)	1,709,000
11,085,730	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.58%, due 09/15/32	2,421,032
800,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	800,000
7,367,782	SLM Private Credit Student Loan Trust, Series 03-B, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.58%, due 03/15/33	2,002,176
1,853,796	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.38%, due 06/15/33	1,850,114
4,861,738	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 4.41%, due 09/15/33	4,820,912
14,744,461	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.29%, due 12/15/38	14,562,162
13,717,241	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.27%, due 06/15/39	13,469,622
8,829,153	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.31%, due 06/15/39	8,701,541
1,255,937	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.18%, due 12/15/39	1,230,475
6,385,678	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.25%, due 12/15/39	6,267,321

See accompanying notes to the financial statements.	28

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans—Private — continued
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.37%, due 12/15/39	2,536,529
8,274,773	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.22%, due 12/16/41	8,223,425
3,168,880	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 8.52%, due 10/15/41	3,326,654
2,487,835	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 4.90%, due 04/25/23	2,487,772
534,197	SMB Private Education Loan Trust, Series 15-B, Class B, 144A, 3.50%, due 12/17/40	533,642
1,150,000	SMB Private Education Loan Trust, Series 14-A, Class C, 144A, 4.50%, due 09/15/45	1,057,036
10,182,331	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	9,972,760
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	404,201
122,243	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 5.29%, due 01/25/36	122,261
1,340,247	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 4.84%, due 01/25/46	1,340,148
8,432,486	Towd Point Asset Trust, Series 21-SL1, Class A1, 144A, 1.05%, due 11/20/61	8,196,919
6,900,000	Towd Point Asset Trust, Series 21-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 4.83%, due 11/20/61	6,849,693
17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.18%, due 11/20/61	17,534,924

	Total Student Loans—Private	167,264,708

	Total Asset-Backed Securities	963,877,365

	U.S. Government — 13.2%
43,545,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (c)	43,596,847
13,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (c)	13,215,867

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued
109,605,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28	109,600,020

	Total U.S. Government	166,412,734

	U.S. Government Agency — 2.8%
13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 03/01/40	14,157,309
14,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	14,872,480
7,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/56	6,064,044

	Total U.S. Government Agency	35,093,833

	TOTAL DEBT OBLIGATIONS (COST $1,237,511,297)	1,165,383,932

	INVESTMENT FUNDS — 0.9%

	United States — 0.9%
2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,639,444
6,000	GMO Ultra-Short Income ETF (d)	301,417

	Total United States	11,940,861

	TOTAL INVESTMENT FUNDS (COST $12,003,931)	11,940,861

	SHORT-TERM INVESTMENTS — 7.2%

	Money Market Funds — 0.2%
2,029,558	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (e)	2,029,558

	Repurchase Agreements — 7.0%
88,001,109	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/27/26 maturing on 03/02/26 with a maturity value of $88,027,876 and an effective yield of 3.65%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $89,907,829.	88,001,109

	TOTAL SHORT-TERM INVESTMENTS (COST $90,030,667)	90,030,667

29	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.IG.45	CITI	0.50%	03/18/26	USD	71,100,000	Fixed Spread	Pay	210,288

	TOTAL PURCHASED OPTIONS (COST $114,613)							210,288

	TOTAL INVESTMENTS — 100.7% (Cost $1,339,660,508)							1,267,565,748

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (2.4)%

	DEBT OBLIGATIONS — (2.4)%

	U.S. Government Agency — (2.4)%
(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	(10,773,008)
(20,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/41	(19,084,697)

	Total U.S. Government Agency	(29,857,705)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $29,579,766)	(29,857,705)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $29,579,766)	(29,857,705)

	Other Assets and Liabilities (net) — 1.7%	21,240,554

	TOTAL NET ASSETS — 100.0%	$1,258,948,597

See accompanying notes to the financial statements.	30

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

04/30/2026	DB	EUR 5,743,000	USD	6,893,785	89,032
04/30/2026	CITI	USD 162,243	EUR	137,000	85
04/30/2026	DB	USD 2,698,455	EUR	2,248,000	(34,850)

					$54,267

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
558	U.S. Treasury Note 10 Yr. (CBT)	June 2026	63,507,375	278,899
410	U.S. Treasury Note 2 Yr. (CBT)	June 2026	85,802,109	169,310
373	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	43,541,922	248,015

			$192,851,406	$696,224

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
471	U.S. Treasury Note 5 Yr. (CBT)	June 2026	$51,876,234	$(178,988)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date		Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps – Puts
CDX.NA.IG.45	CITI	0.65%	03/18/26	USD	(106,650,000)	Fixed Spread	Pay	(52,550)
ITRAXX.FINSR.44	JPM	0.70%	04/15/26	EUR	(52,212,000)	Fixed Spread	Pay	(70,084)

				Total Written Option on Credit Default Swaps -Puts				(122,634)

						TOTAL WRITTEN OPTIONS
						(Premiums $127,168)		$(122,634)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.EUR.42	EUR	47,150,000	1.00%	0.44%	N/A	12/20/2029	Quarterly	(881,120)	(1,135,420)	(254,300)
CDX.NA.IG.S45	USD	117,930,000	1.00%	0.56%	N/A	12/20/2030	Quarterly	(2,715,216)	(2,285,719)	429,497
ITRAXX.EUR.44	EUR	23,700,000	1.00%	0.55%	N/A	12/20/2030	Quarterly	(590,879)	(568,171)	22,708
ITRAXX.FINSR.44	EUR	104,424,000	1.00%	0.59%	N/A	12/20/2030	Quarterly	(2,290,097)	(2,306,480)	(16,383)

31	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

ITRAXX.XO.44	EUR 10,290,000	5.00%	2.60%	N/A	12/20/2030	Quarterly	(1,331,031)	(1,226,323)	104,708

							$(7,808,343)	$(7,522,113)	$286,230

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HY.43	GS	USD	11,900,000	5.00%	2.73%	N/A	12/20/2029	Quarterly	(896,533)	(953,726)	(57,193)
CMBX.NA.A.7	CGMI	USD	244,235	2.00%	57.37%	N/A	01/17/2047	Monthly	15,338	37,348	22,010
CMBX.NA.A.7	CGMI	USD	1,719,962	2.00%	57.37%	N/A	01/17/2047	Monthly	102,123	263,011	160,888
CMBX.NA.A.7	GS	USD	488,469	2.00%	57.37%	N/A	01/17/2047	Monthly	26,893	74,695	47,802
CMBX.NA.AS.7	BOA	USD	217,814	1.00%	1.44%	N/A	01/17/2047	Monthly	2,289	127	(2,162)
CMBX.NA.AS.7	DB	USD	367,841	1.00%	1.44%	N/A	01/17/2047	Monthly	(5,797)	215	6,012
CMBX.NA.AS.7	DB	USD	806,359	1.00%	1.44%	N/A	01/17/2047	Monthly	9,542	470	(9,072)
CMBX.NA.AS.7	GS	USD	212,737	1.00%	1.44%	N/A	01/17/2047	Monthly	5,454	124	(5,330)
CMBX.NA.AS.7	MORD	USD	641,595	1.00%	1.44%	N/A	01/17/2047	Monthly	9,949	374	(9,575)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.84%	N/A	11/18/2054	Monthly	(6,041)	20,709	26,750
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.84%	N/A	11/18/2054	Monthly	(63,740)	23,951	87,691
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.84%	N/A	11/18/2054	Monthly	(67,279)	23,943	91,222
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.84%	N/A	11/18/2054	Monthly	(61,371)	23,943	85,314
CMBX.NA.BBB-.11	CGMI	USD	5,215,000	3.00%	10.88%	N/A	11/18/2054	Monthly	798,547	599,725	(198,822)
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	10.88%	N/A	11/18/2054	Monthly	1,213,313	661,480	(551,833)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	10.88%	N/A	11/18/2054	Monthly	1,289,094	1,143,100	(145,994)
CMBX.NA.A.8	CGMI	USD	2,558,996	2.00%	79.71%	N/A	10/17/2057	Monthly	134,347	166,085	31,738
CMBX.NA.A.8	GS	USD	936,081	2.00%	79.71%	N/A	10/17/2057	Monthly	15,810	60,754	44,944
CMBX.NA.A.8	MORD	USD	1,023,598	2.00%	79.71%	N/A	10/17/2057	Monthly	55,018	66,434	11,416
CMBX.NA.BBB-.18	GS	USD	5,156,000	3.00%	5.76%	N/A	12/17/2057	Monthly	331,918	416,670	84,752
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	5.76%	N/A	12/17/2057	Monthly	633,175	659,430	26,255
CMBX.NA.BBB-.18	MSCI	USD	5,156,000	3.00%	5.76%	N/A	12/17/2057	Monthly	360,920	416,669	55,749
CMBX.NA.BBB-.9	MORD	USD	2,876,507	3.00%	335.52%	N/A	09/17/2058	Monthly	328,715	809,017	480,302
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.79%	N/A	08/17/2061	Monthly	(61,732)	45,788	107,520
CMBX.NA.AA.6	GS	USD	488,624	1.50%	45.46%	N/A	05/11/2063	Monthly	3,624	57,904	54,280
CMBX.NA.BBB-.6	CGMI	USD	1,426,075	3.00%	22.69%	N/A	05/11/2063	Monthly	452,898	181,468	(271,430)
CMBX.NA.BBB-.6	GS	USD	1,361,345	3.00%	22.69%	N/A	05/11/2063	Monthly	192,290	173,231	(19,059)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	2.93%	N/A	11/18/2064	Monthly	600,000	205,591	(394,409)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	2.93%	N/A	11/18/2064	Monthly	287,105	123,355	(163,750)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	2.93%	N/A	11/18/2064	Monthly	275,394	187,499	(87,895)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.87%	N/A	11/18/2064	Monthly	796,875	773,958	(22,917)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.87%	N/A	11/18/2064	Monthly	787,500	773,958	(13,542)

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	6.87%	N/A	11/18/2064	Monthly	718,500	773,958	55,458
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.38%	N/A	12/16/2072	Monthly	349,769	136,865	(212,904)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	1.92%	N/A	12/16/2072	Monthly	147,237	27,118	(120,119)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	1.92%	N/A	12/16/2072	Monthly	138,948	40,677	(98,271)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	7.89%	N/A	12/16/2072	Monthly	1,111,214	648,700	(462,514)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	7.89%	N/A	12/16/2072	Monthly	340,000	224,287	(115,713)

Sell Protection^:
CDX.NA.HY.43	GS	USD	18,250,000	5.00%	1.06%	18,250,000 USD	12/20/2029	Quarterly	2,749,160	2,579,845	(169,315)
CDX.NA.HY.43	MSCI	USD	3,967,000	5.00%	1.06%	3,967,000 USD	12/20/2029	Quarterly	595,601	560,781	(34,820)
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	1.06%	3,060,000 USD	12/20/2029	Quarterly	288,677	432,566	143,889
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	2.73%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	245,243	406,998
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.21%	78,580,000 EUR	12/20/2029	Quarterly	2,735,206	2,724,032	(11,174)
ITRAXX.EUR.44	BOA	EUR	39,500,000	1.00%	0.28%	39,500,000 EUR	12/20/2030	Quarterly	1,589,343	1,535,992	(53,351)
ITRAXX.XO.44	BNP	EUR	23,390,000	5.00%	0.63%	23,390,000 EUR	12/20/2030	Quarterly	5,444,057	5,301,358	(142,699)
CMBX.NA.AA.7	CGMI	USD	704,283	1.50%	16.76%	704,283 USD	01/17/2047	Monthly	(17,607)	(42,232)	(24,625)
CMBX.NA.BBB-.17	GS	USD	3,966,000	3.00%	5.63%	3,966,000 USD	12/15/2056	Monthly	(506,904)	(532,039)	(25,135)
CMBX.NA.BBB-.17	MSCI	USD	3,966,000	3.00%	5.63%	3,966,000 USD	12/15/2056	Monthly	(526,734)	(532,039)	(5,305)
CMBX.NA.AAA.10	GS	USD	7,437,431	0.50%	0.21%	7,437,431 USD	11/17/2059	Monthly	68,022	10,862	(57,160)
CMBX.NA.AAA.15	CGMI	USD	9,986,270	0.50%	0.51%	9,986,270 USD	11/18/2064	Monthly	(372,596)	(3,423)	369,173
CMBX.NA.AAA.15	GS	USD	2,821,121	0.50%	0.51%	2,821,121 USD	11/18/2064	Monthly	(43,405)	(967)	42,438
CMBX.NA.AAA.15	MSCI	USD	9,107,478	0.50%	0.51%	9,107,478 USD	11/18/2064	Monthly	(131,561)	(3,122)	128,439

									$22,080,810	$21,165,762	$(915,048)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.29%	USD-SOFR-OIS COMPOUND	USD	21,000,000	08/31/2030	Annually	(4,994)	(89,237)	(84,243)

33	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(d)	Affiliated company (Note 10).

(e) The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

See accompanying notes to the financial statements.	34

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	Money Market Funds — 0.0%
145,206	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.63% (a)	145,206

	Repurchase Agreements — 46.9%
16,599,461	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/27/26 maturing on 03/02/26 with a maturity value of $16,604,371 and an effective yield of 3.55%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $16,959,824.	16,599,461
150,001,127	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/27/26 maturing on 03/02/26 with a maturity value of $150,046,753 and an effective yield of 3.65%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $153,257,553.	150,001,127

	Total Repurchase Agreements	166,600,588

	U.S. Government — 53.0%
5,578,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27	5,584,642
28,410,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27	28,444,149
37,570,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28	37,568,293
7,426,376	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/26	7,433,724
7,408,467	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	7,447,142
7,435,530	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	7,448,697
10,749,000	U.S. Treasury Notes, 4.38%, due 07/31/26	10,780,575
5,848,000	U.S. Treasury Notes, 3.75%, due 08/31/26	5,850,147
15,743,000	U.S. Treasury Notes, 4.63%, due 09/15/26	15,822,607
15,920,000	U.S. Treasury Notes, 4.25%, due 11/30/26	15,994,998
15,640,000	U.S. Treasury Notes, 4.25%, due 12/31/26	15,728,708
15,720,000	U.S. Treasury Notes, 4.13%, due 01/31/27	15,801,179

Par Value†	Description	Value ($)

	U.S. Government — continued
14,860,000	U.S. Treasury Notes, 1.88%, due 02/28/27	14,620,731

	Total U.S. Government	188,525,592

	TOTAL SHORT-TERM INVESTMENTS (COST $355,048,339)	355,271,386

	TOTAL INVESTMENTS — 99.9% (Cost $355,048,339)	355,271,386

	Other Assets and Liabilities (net) — 0.1%	374,485

	TOTAL NET ASSETS — 100.0%	$355,645,871

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 36.

35	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2026

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BRL CDI - Brazilian Interbank Offered Rate denominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CDO - Collateralized Debt Obligation

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

IO - Interest Only

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

OIS - Overnight Indexed Swaps

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at February 28, 2026, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC	MORD - Morgan Stanley Capital
BNP - BNP Paribas	Services LLC
BOA - Bank of America, N.A.	MSBNA - Morgan Stanley Bank,
CGMI - Citigroup Global Markets Inc.	N.A.
CITI - Citibank N.A.	MSCI - Morgan Stanley & Co.
DB - Deutsche Bank AG	International PLC
GS - Goldman Sachs International	SSB - State Street Bank and Trust
JPM - JPMorgan Chase Bank, N.A.	Company

Currency Abbreviations:
BRL - Brazilian Real	NGN - Nigerian Naira
CHF - Swiss Franc	PEN - Peruvian Sol
COP - Colombian Peso	PYG - Paraguayan Guarani
DOP - Dominican Republic Peso	THB - Thai Baht
EUR - Euro	TRY - Turkish Lira
GBP - British Pound	USD - United States Dollar
JPY - Japanese Yen	UYU - Uruguay Peso
KRW - South Korean Won	ZAR - South African Rand
KZT - Kazakhstani Tenge

See accompanying notes to the financial statements.	36

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$15,843,071	$26,566,548
Investments in unaffiliated issuers, at value (Note 2)(b)	11,242,683	2,380,700,557	1,728,490
Repurchase agreements, at value (Note 2)(c)	93,999,193	53,213,702	—
Foreign currency, at value (Note 2)(d)	—	544	—
Cash	—	1,145,284	—
Receivable for investments sold	1,073,582	560,131	—
Receivable for Fund shares sold	—	149,905	—
Dividends and interest receivable	51,676	42,544,789	372
Interest withholding tax receivable	—	23,778	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,225,803	—
Due from broker (Note 2)	—	14,622,317	—
Receivable for variation margin on open futures contracts (Note 4)	759,699	—	—
Receivable for open OTC swap contracts (Note 4)	—	647,754	—
Interest receivable for open OTC swap contracts (Note 4)	—	270,687	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	6,393	—	21,304
Miscellaneous receivable	—	12,758	—

Total assets	107,133,226	2,510,961,080	28,316,714

Liabilities:
Investments sold short, at value (Note 2)(e)	—	3,258,074	—
Due to custodian	—	—	1,701,090
Payable for investments purchased	1,072,381	5,007,682	—
Payable for Fund shares repurchased	—	5,000	—
Payable to affiliate for (Note 5):
Management fee	16,617	655,043	6,697
Shareholder service fee	3,656	214,083	2,870
Payable for variation margin on open cleared swap contracts (Note 4)	—	163,662	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	2,703,654	—
Interest payable for open OTC swap contracts (Note 4)	—	582,092	—
Payable for open OTC swap contracts (Note 4)	—	2,846,792	—
Payable for reverse repurchase agreements (Note 2)	—	41,795,881	—
Payable to Trustees and related expenses	435	24,693	111
Interest and dividend payable for short sales	—	16,283	—
Accrued expenses	82,680	617,576	40,149

Total liabilities	1,175,769	57,890,515	1,750,917

Commitments and contingent liabilities (Note 5)

Net assets	$105,957,457	$2,453,070,565	$26,565,797

(a) Cost of investments – affiliated issuers:	$—	$9,300,000	$26,080,236
(b) Cost of investments – unaffiliated issuers:	$11,234,137	$2,466,851,526	$1,728,490
(c) Cost of investments – repurchase agreements:	$93,999,193	$53,213,702	$—
(d) Cost of foreign currency:	$—	$42	$—
(e) Proceeds from securities sold short:	$—	$3,162,000	$—

37	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund
Net assets consist of:
Paid-in capital	$154,774,213	$3,418,616,977	$26,079,485
Distributable earnings (accumulated loss)	(48,816,756)	(965,546,412)	486,312

	$105,957,457	$2,453,070,565	$26,565,797

Net assets attributable to:

Class III	$—	$774,251,181	$—

Class IV	$—	$1,566,854,066	$—

Class VI	$105,957,457	$111,965,318	$—

Class I	$—	$—	$26,565,797

Shares outstanding:

Class III	—	32,586,366	—

Class IV	—	66,114,416	—

Class VI	5,488,181	4,726,923	—

Class I	—	—	1,285,575

Net asset value per share:

Class III	$—	$23.76	$—

Class IV	$—	$23.70	$—

Class VI	$19.31	$23.69	$—

Class I	$—	$—	$20.66

See accompanying notes to the financial statements.	38

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$11,940,861	$—
Investments in unaffiliated issuers, at value (Note 2)(b)	132,373,767	1,167,623,778	188,670,798
Repurchase agreements, at value (Note 2)(c)	—	88,001,109	166,600,588
Foreign currency, at value (Note 2)	—	12,522	—
Cash	—	15,634	35
Receivable for investments sold	20,407,490	98,129,214	—
Receivable for Fund shares sold	5,071,432	1,547,242	—
Receivable for closed swap contracts (Note 4)	17,706	—	—
Dividends and interest receivable	902,230	5,027,848	1,207,823
Unrealized appreciation on open forward currency contracts (Note 4)	19,795	89,117	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	331,432	—
Due from broker (Note 2)	90,147	945,917	—
Receivable for variation margin on open futures contracts (Note 4)	33,932	474,388	—
Receivable for open OTC swap contracts (Note 4)	850,067	23,233,310	—
Interest receivable for open OTC swap contracts (Note 4)	—	808,235	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,591	8,387	6,438

Total assets	159,788,157	1,398,188,994	356,485,682

Liabilities:
Investments sold short, at value (Note 2)(d)	—	29,857,705	—
Due to custodian	785	—	—
Payable for investments purchased	22,109,737	104,873,061	—
Payable for Fund shares repurchased	—	492,329	112,999
Payable to affiliate for (Note 5):
Management fee	35,341	381,840	23,794
Shareholder service fee	5,616	129,173	—
Payable for variation margin on open cleared swap contracts (Note 4)	119,888	—	—
Payable for closed swap contracts (Note 4)	86,320	753,470	—
Dividends payable	—	—	595,560
Unrealized depreciation on open forward currency contracts (Note 4)	—	34,850	—
Interest payable for open OTC swap contracts (Note 4)	456,457	148,596	—
Payable for open OTC swap contracts (Note 4)	232	2,067,548	—
Payable to Trustees and related expenses	1,458	14,562	5,353
Written options outstanding, at value (Note 4)(e)	—	122,634	—
Accrued expenses	116,776	364,629	102,105

Total liabilities	22,932,610	139,240,397	839,811

Net assets	$136,855,547	$1,258,948,597	$355,645,871

(a) Cost of investments – affiliated issuers:	$—	$12,003,931	$—
(b) Cost of investments – unaffiliated issuers:	$131,931,894	$1,239,655,468	$188,447,751
(c) Cost of investments – repurchase agreements:	$—	$88,001,109	$166,600,588
(d) Proceeds from securities sold short:	$—	$29,579,766	$—
(e) Premiums on written options:	$—	$127,168	$—

39	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:
Paid-in capital	$143,043,267	$1,390,872,716	$356,359,594
Distributable earnings (accumulated loss)	(6,187,720)	(131,924,119)	(713,723)

	$136,855,547	$1,258,948,597	$355,645,871

Net assets attributable to:

Class III	$—	$105,771,778	$—

Class VI	$135,947,146	$196,256,805	$355,645,871

Class R6	$—	$538,830,295	$—

Class I	$908,401	$418,089,719	$—

Shares outstanding:

Class III	—	4,296,396	—

Class VI	7,840,362	7,971,028	70,920,840

Class R6	—	21,978,063	—

Class I	52,538	17,021,473	—

Net asset value per share:

Class III	$—	$24.62	$—

Class VI	$17.34	$24.62	$5.01

Class R6	$—	$24.52	$—

Class I	$17.29	$24.56	$—

See accompanying notes to the financial statements.	40

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2026

	Asset Allocation Bond Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund*
Investment income:
Interest	$1,748,987	$186,619,303	$—
Dividends from unaffiliated issuers	80,595	174,911	375
Other income	—	3,499	—

Total investment income	1,829,582	186,797,713	375

Expenses:
Management fee (Note 5)	111,757	8,226,029	8,573
Shareholder service fee – Class III (Note 5)	—	1,347,817	—
Shareholder service fee – Class IV (Note 5)	—	1,304,528	—
Shareholder service fee – Class VI (Note 5)	24,586	80,972	—
Shareholder service fee – Class I (Note 5)	—	—	3,674
Organizational expenses	—	—	25,715
Audit and tax fees	102,564	182,888	17,000
Custodian, fund accounting, administration and transfer agent fees	32,830	410,169	5,797
Legal fees	12,577	105,459	63
Registration fees	928	17,410	189
Trustees’ fees and related expenses (Note 5)	2,785	160,983	111
Interest expense (Note 2)	—	1,888,680	—
Miscellaneous	1,363	82,697	114

Total expenses	289,390	13,807,632	61,236
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(128,739)	—	(45,204)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(7,842)
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(3,361)

Net expenses	160,651	13,807,632	4,829

Net investment income (loss)	1,668,931	172,990,081	(4,454)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,490	8,338,558	—
Investments in affiliated issuers	—	—	952
Investments in securities sold short	—	(1,937,750)	—
Futures contracts	2,553,068	—	—
Swap contracts	(445,417)	5,235,416	—
Forward currency contracts	—	(25,444,505)	—
Foreign currency and foreign currency related transactions	—	(634,354)	—

Net realized gain (loss)	2,115,141	(14,442,635)	952

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,109)	324,759,613	—
Investments in affiliated issuers	—	2,678,642	486,312
Investments in securities sold short	—	147,693	—
Futures contracts	143,019	—	—
Swap contracts	76,469	867,839	—
Forward currency contracts	—	1,674,522	—
Foreign currency and foreign currency related transactions	—	234,033	—

Net change in unrealized appreciation (depreciation)	215,379	330,362,342	486,312

Net realized and unrealized gain (loss)	2,330,520	315,919,707	487,264

Net increase (decrease) in net assets resulting from operations	$3,999,451	$488,909,788	$482,810

*	Period from January 13, 2026 (commencement of operations) through February 28, 2026.

41	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Year Ended February 28, 2026 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment income:
Interest	$5,543,025	$76,029,014	$16,884,517
Dividends from unaffiliated issuers	121,457	181,819	10,124
Dividends from affiliated issuers (Note 10)	—	467,268	—

Total investment income	5,664,482	76,678,101	16,894,641

Expenses:
Management fee (Note 5)	476,005	5,217,837	326,680
Shareholder service fee – Class III (Note 5)	—	166,846	—
Shareholder service fee – Class VI (Note 5)	74,429	76,200	—
Shareholder service fee – Class R6 (Note 5)	—	520,845	—
Shareholder service fee – Class I (Note 5)	1,030	1,061,179	—
Audit and tax fees	88,157	140,346	43,540
Custodian, fund accounting, administration and transfer agent fees	77,383	1,076,434	80,355
Legal fees	14,492	64,080	19,566
Registration fees	20,152	25,187	1,161
Trustees’ fees and related expenses (Note 5)	9,531	91,509	29,520
Miscellaneous	18,296	158,485	6,766

Total expenses	779,475	8,598,948	507,588
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(284,040)	(267,400)	(139,863)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(9,424)	—

Net expenses	495,435	8,322,124	367,725

Net investment income (loss)	5,169,047	68,355,977	16,526,916

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	974,435	2,874,485	624,214
Investments in securities sold short	—	(640,652)	—
Futures contracts	265,188	3,785,160	—
Written options	(440,547)	1,004,129	—
Swap contracts	4,499,834	(3,584,804)	—
Forward currency contracts	197,806	(704,847)	—
Foreign currency and foreign currency related transactions	(119,694)	(54,621)	—

Net realized gain (loss)	5,377,022	2,678,850	624,214

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,094,970)	(876,342)	(431,711)
Investments in affiliated issuers	—	1,027	—
Investments in securities sold short	—	180,942	—
Futures contracts	(23,261)	(416,694)	—
Written options	24,984	(123,560)	—
Swap contracts	(402,568)	2,001,218	—
Forward currency contracts	953,839	33,828	—
Foreign currency and foreign currency related transactions	—	18,720	—

Net change in unrealized appreciation (depreciation)	(541,976)	819,139	(431,711)

Net realized and unrealized gain (loss)	4,835,046	3,497,989	192,503

Net increase (decrease) in net assets resulting from operations	$10,004,093	$71,853,966	$16,719,419

See accompanying notes to the financial statements.	42

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund
	Year Ended February 28,		Year Ended February 28,

	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,668,931	$1,837,702	$172,990,081	$158,637,956

Net realized gain (loss)	2,115,141	(1,766,661)	(14,442,635)	(159,981,394)

Change in net unrealized appreciation (depreciation)	215,379	631,959	330,362,342	340,726,832

Net increase (decrease) in net assets from operations	3,999,451	703,000	488,909,788	339,383,394

Distributions to shareholders:

Class III	—	—	(56,579,036)	(59,497,375)

Class IV	—	—	(80,498,457)	(77,986,472)

Class VI	(1,252,994)	(1,873,103)	(7,683,046)	(10,742,727)

Total distributions	(1,252,994)	(1,873,103)	(144,760,539)	(148,226,574)

Net share transactions (Note 9):

Class III	—	—	(285,342,422)	(246,557,877)

Class IV	—	—	130,522,146	200,409,914

Class VI	61,832,116	2,322,468	(73,779,905)	(90,045,151)

Increase (decrease) in net assets resulting from net share transactions	61,832,116	2,322,468	(228,600,181)	(136,193,114)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	1,118,431	926,538

Class IV	—	—	1,683,644	934,892

Class VI	—	—	178,249	168,411

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	2,980,324	2,029,841

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	61,832,116	2,322,468	(225,619,857)	(134,163,273)

Total increase (decrease) in net assets	64,578,573	1,152,365	118,529,392	56,993,547

Net assets:

Beginning of period	41,378,884	40,226,519	2,334,541,173	2,277,547,626

End of period	$105,957,457	$41,378,884	$2,453,070,565	$2,334,541,173

43	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Shares Fund	High Yield Fund
	Period from January 13, 2026 (commencement of operations) through February 28,	Year Ended February 28,
	2026	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(4,454)	$5,169,047	$5,317,138

Net realized gain (loss)	952	5,377,022	11,267,609

Change in net unrealized appreciation (depreciation)	486,312	(541,976)	(2,716,432)

Net increase (decrease) in net assets from operations	482,810	10,004,093	13,868,315

Distributions to shareholders:

Class VI	—	(6,800,442)	(18,390,218)

Class I	—	(39,940)	(26,781)

Total distributions	—	(6,840,382)	(18,416,999)

Net share transactions (Note 9):

Class VI	—	(639,650)	(21,440,530)

Class I	26,082,987	149,560	666,264

Increase (decrease) in net assets resulting from net share transactions	26,082,987	(490,090)	(20,774,266)

Total increase (decrease) in net assets	26,565,797	2,673,621	(25,322,950)

Net assets:

Beginning of period	—	134,181,926	159,504,876

End of period	$26,565,797	$136,855,547	$134,181,926

See accompanying notes to the financial statements.	44

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$68,355,977	$87,291,117	$16,526,916	$21,418,424

Net realized gain (loss)	2,678,850	(16,545,450)	624,214	520,268

Change in net unrealized appreciation (depreciation)	819,139	28,951,497	(431,711)	188,764

Net increase (decrease) in net assets from operations	71,853,966	99,697,164	16,719,419	22,127,456

Distributions to shareholders:

Class III	(5,512,272)	(5,824,171)	—	—

Class VI	(6,965,285)	(10,482,228)	(16,463,763)	(21,486,831)

Class R6	(16,938,239)	(12,303,129)	—	—

Class I	(34,813,985)	(45,431,651)	—	—

Total distributions	(64,229,781)	(74,041,179)	(16,463,763)	(21,486,831)

Net share transactions (Note 9):

Class III	(13,704,289)	47,026,357	—	—

Class VI	36,657,408	(91,558,971)	45,464,517	(240,163,994)

Class R6	217,978,750	135,691,096	—	—

Class I	(479,478,783)	(57,132,158)	—	—

Increase (decrease) in net assets resulting from net share transactions	(238,546,914)	34,026,324	45,464,517	(240,163,994)

Total increase (decrease) in net assets	(230,922,729)	59,682,309	45,720,173	(239,523,369)

Net assets:

Beginning of period	1,489,871,326	1,430,189,017	309,925,698	549,449,067

End of period	$1,258,948,597	$1,489,871,326	$355,645,871	$309,925,698

45	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$18.80	$19.52	$20.37	$23.52	$23.88

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.70	0.86	0.92	0.40	0.39

Net realized and unrealized gain (loss)	0.31	(0.67)	(0.71)	(3.40)	(0.31)

Total from investment operations	1.01	0.19	0.21	(3.00)	0.08

Less distributions to shareholders:

From net investment income	(0.50)	(0.91)	(1.06)	(0.15)	(0.44)

Total distributions	(0.50)	(0.91)	(1.06)	(0.15)	(0.44)

Net asset value, end of period	$19.31	$18.80	$19.52	$20.37	$23.52

Total Return(b)	5.49%	1.22%	0.88%	(12.81)%	0.26%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$105,957	$41,379	$40,227	$20,131	$37,997

Net expenses to average daily net assets(c)	0.36%	0.37%	0.35%	0.32%	0.31%

Net investment income (loss) to average daily net assets(a)	3.73%	4.48%	4.61%	1.88%	1.60%

Portfolio turnover rate(d)	95%	84%	0%	95%	209%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.29%	0.28%	0.39%	0.61%	0.17	%(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	96%	206%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	46

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025	2024		2023		2022

Net asset value, beginning of period	$20.56	$18.90	$17.71		$21.34		$25.54

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.59	1.40	1.27		1.28		1.42

Net realized and unrealized gain (loss)	3.02	1.61	1.82		(2.52)		(3.16)

Total from investment operations	4.61	3.01	3.09		(1.24)		(1.74)

Less distributions to shareholders:

From net investment income	(1.41)	(1.35)	(1.90)		(2.39)		(1.82)

From net realized gains	—	—	—		—		(0.64)

Total distributions	(1.41)	(1.35)	(1.90)		(2.39)		(2.46)

Net asset value, end of period	$23.76	$20.56	$18.90		$17.71		$21.34

Total Return(b)	23.05%	16.21%	18.14%		(5.52)%		(7.83)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$774,251	$928,858	$1,085,552		$1,222,989		$942,565

Net operating expenses to average daily net assets(c)	0.54%	0.54%	0.54%		0.54%		0.53%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.08%	0.06%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.62%	0.60%	0.58%		0.54%		0.53%

Net investment income (loss) to average daily net assets(a)	7.34%	6.98%	6.96%		6.75%		5.62%

Portfolio turnover rate(f)	41%	35%	20%		32%		34%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	0.00	%(e) (g)	—		0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	$0.02	$0.04		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

47	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2026	2025	2024		2023		2022

Net asset value, beginning of period	$20.52	$18.86	$17.67		$21.30		$25.50

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.60	1.41	1.27		1.28		1.41

Net realized and unrealized gain (loss)	3.00	1.62	1.82		(2.51)		(3.14)

Total from investment operations	4.60	3.03	3.09		(1.23)		(1.73)

Less distributions to shareholders:

From net investment income	(1.42)	(1.37)	(1.90)		(2.40)		(1.83)

From net realized gains	—	—	—		—		(0.64)

Total distributions	(1.42)	(1.37)	(1.90)		(2.40)		(2.47)

Net asset value, end of period	$23.70	$20.52	$18.86		$17.67		$21.30

Total Return(b)	23.06%	16.34%	18.22%		(5.48)%		(7.82)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,566,854	$1,242,784	$955,908		$1,170,559		$1,531,528

Net operating expenses to average daily net assets(c)	0.49%	0.48%	0.49%		0.49%		0.48%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.08%	0.07%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.57%	0.55%	0.53%		0.49%		0.48%

Net investment income (loss) to average daily net assets(a)	7.37%	7.03%	7.02%		6.78%		5.56%

Portfolio turnover rate(f)	41%	35%	20%		32%		34%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	0.00	%(e) (g)	—		0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	$0.02	$0.03		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	48

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares
	Year Ended February 28/29,						Period from July 29, 2021 (commencement of operations) through February 28,
	2026	2025	2024		2023		2022

Net asset value, beginning of period	$20.50	$18.85	$17.66		$21.30		$25.89

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.60	1.41	1.28		1.27		0.77

Net realized and unrealized gain (loss)	3.02	1.61	1.82		(2.51)		(3.60)

Total from investment operations	4.62	3.02	3.10		(1.24)		(2.83)

Less distributions to shareholders:

From net investment income	(1.43)	(1.37)	(1.91)		(2.40)		(1.55)

From net realized gains	—	—	—		—		(0.21)

Total distributions	(1.43)	(1.37)	(1.91)		(2.40)		(1.76)

Net asset value, end of period	$23.69	$20.50	$18.85		$17.66		$21.30

Total Return(b)	23.17%	16.33%	18.27%		(5.49)%		(11.63	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$111,965	$162,899	$236,087		$392,813		$1,255,123

Net operating expenses to average daily net assets(c)	0.45%	0.44%	0.44%		0.44%		0.43	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.08%	0.06%	0.04%		0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.53%	0.50%	0.48%		0.44%		0.43	%*

Net investment income (loss) to average daily net assets(a)	7.44%	7.09%	7.06%		6.68%		5.35	%*

Portfolio turnover rate(f)	41%	35%	20%		32%		34	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	—	0.00	%(e) (g)	—		0.00	%(e) (g) *

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	$0.02	$0.04		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	N/A	N/A	20%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

49	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

EMERGING COUNTRY DEBT SHARES FUND

	Class I Shares

	Period from January 13, 2026 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a) †	(0.00	)(b)

Net realized and unrealized gain (loss)	0.66

Total from investment operations	0.66

Net asset value, end of period	$20.66

Total Return(c)	3.30	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$26,566

Net expenses to average daily net assets(d)	0.20	%*

Net investment income (loss) to average daily net assets(a)	(0.18	)%*

Portfolio turnover rate	0	%(e) **

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	2.30	%(f) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	The portfolio turnover rate was less than 1%.
(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	50

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Year Ended February 28/29,
	2026	2025	2024	2023		2022

Net asset value, beginning of period	$17.03	$17.79	$16.73	$18.61		$20.90

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.66	0.65	0.64	0.32		0.21

Net realized and unrealized gain (loss)	0.63	1.01	1.20	(0.87)		0.13

Total from investment operations	1.29	1.66	1.84	(0.55)		0.34

Less distributions to shareholders:

From net investment income	(0.98)	(2.42)	(0.78)	(1.30)		(0.68)

From net realized gains	—	—	—	(0.03)		(1.95)

Total distributions	(0.98)	(2.42)	(0.78)	(1.33)		(2.63)

Net asset value, end of period	$17.34	$17.03	$17.79	$16.73		$18.61

Total Return(b)	7.64%	9.95%	11.03%	(2.90)%		1.35%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$135,947	$133,424	$159,413	$257,215		$84,586

Net operating expenses to average daily net assets(c)	0.36%	0.46%	0.46%	0.46%		0.51%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—	—	—	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.36%	0.46%	0.46%	0.46%		0.51%

Net investment income (loss) to average daily net assets(a)	3.80%	3.67%	3.70%	1.86%		1.05%

Portfolio turnover rate	160%	115%	94%	31%		98%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.21%	0.08%	0.06%	0.01%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

51	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND (continued)

	Class I Shares
	Year Ended February 28,		Period from April 13, 2023 (commencement of operations) through February 29,
	2026	2025	2024

Net asset value, beginning of period	$17.00	$17.78	$17.15

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.64	0.59	0.54

Net realized and unrealized gain (loss)	0.63	1.04	0.86

Total from investment operations	1.27	1.63	1.40

Less distributions to shareholders:

From net investment income	(0.98)	(2.41)	(0.77)

Total distributions	(0.98)	(2.41)	(0.77)

Net asset value, end of period	$17.29	$17.00	$17.78

Total Return(b)	7.51%	9.75%	8.20	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$908	$758	$92

Net expenses to average daily net assets(c)	0.47%	0.65%	0.60	%*

Net investment income (loss) to average daily net assets(a)	3.69%	3.42%	3.47	%*

Portfolio turnover rate	160%	115%	94	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.30%	1.37%	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	52

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares

	Year Ended February 28/29,								Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	2026		2025		2024		2023		2022		2021

Net asset value, beginning of period	$24.45		$24.00		$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.29		1.40		1.51		1.05		0.07		0.44

Net realized and unrealized gain (loss)	0.09		0.23		0.01		(1.23)		(0.17)		(0.33)

Total from investment operations	1.38		1.63		1.52		(0.18)		(0.10)		0.11

Less distributions to shareholders:

From net investment income	(1.21)		(1.18)		(1.63)		(0.90)		—		(0.42)

From net realized gains	—		—		—		(0.37)		—		—

Total distributions	(1.21)		(1.18)		(1.63)		(1.27)		—		(0.42)

Net asset value, end of period	$24.62		$24.45		$24.00		$24.11		$25.56		$25.57

Total Return(b)	5.78%		6.98%		6.44%		(0.66)%		(0.39	)%**	0.43	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$105,772		$118,769		$69,589		$48,101		$12,281		$13,847

Net operating expenses to average daily net assets(c)	0.58%		0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Interest and/or dividend expenses to average daily net assets(d)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e) *	0.00	%(e) *

Total net expenses to average daily net assets(c)	0.58%		0.58%		0.57%		0.56%		0.70	%*	0.56	%*

Net investment income (loss) to average daily net assets(a)	5.30%		5.79%		6.19%		4.19%		3.92	%*	3.84	%*

Portfolio turnover rate(f)	277%		277%		160%		73%		95	%**	95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.03	%(g)	0.04	%(g)	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.45		$24.00		$24.10		$25.56		$25.84

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.31		1.43		1.52		1.11		0.81

Net realized and unrealized gain (loss)	0.09		0.22		0.03		(1.27)		(0.55)

Total from investment operations	1.40		1.65		1.55		(0.16)		0.26

Less distributions to shareholders:

From net investment income	(1.23)		(1.20)		(1.65)		(0.93)		(0.54)

From net realized gains	—		—		—		(0.37)		—

Total distributions	(1.23)		(1.20)		(1.65)		(1.30)		(0.54)

Net asset value, end of period	$24.62		$24.45		$24.00		$24.10		$25.56

Total Return(b)	5.88%		7.07%		6.56%		(0.58)%		1.00%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$196,257		$158,635		$246,187		$389,295		$375,117

Net operating expenses to average daily net assets(c)	0.49%		0.48%		0.48%		0.47%		0.47%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.49%		0.48%		0.48%		0.47%		0.47%

Net investment income (loss) to average daily net assets(a)	5.36%		5.90%		6.24%		4.52%		3.13%

Portfolio turnover rate(f)	277%		277%		160%		73%		95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.03	%(g)	0.03	%(g)	0.05%		0.05	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	54

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,								Period from May 19, 2021 (commencement of operations) through February 28,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.35		$23.91		$24.02		$25.48		$25.86

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.29		1.38		1.50		1.08		0.67

Net realized and unrealized gain (loss)	0.09		0.25		0.01		(1.27)		(0.51)

Total from investment operations	1.38		1.63		1.51		(0.19)		0.16

Less distributions to shareholders:

From net investment income	(1.21)		(1.19)		(1.62)		(0.90)		(0.54)

From net realized gains	—		—		—		(0.37)		—

Total distributions	(1.21)		(1.19)		(1.62)		(1.27)		(0.54)

Net asset value, end of period	$24.52		$24.35		$23.91		$24.02		$25.48

Total Return(b)	5.81%		6.96%		6.43%		(0.68)%		0.62	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$538,830		$317,487		$178,391		$186,230		$152,877

Net operating expenses to average daily net assets(c)	0.58%		0.58%		0.57%		0.56%		0.58	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e) *

Total net expenses to average daily net assets(c)	0.58%		0.58%		0.57%		0.56%		0.58	%*

Net investment income (loss) to average daily net assets(a)	5.27%		5.73%		6.16%		4.42%		3.29	%*

Portfolio turnover rate(f)	277%		277%		160%		73%		95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.02	%(g)	0.04	%(g)	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$24.39		$23.95		$24.06		$25.51		$25.80

Income (loss) from investment operations:

Net investment income (loss)(a) †	1.26		1.37		1.48		1.06		0.77

Net realized and unrealized gain (loss)	0.08		0.23		0.01		(1.26)		(0.57)

Total from investment operations	1.34		1.60		1.49		(0.20)		0.20

Less distributions to shareholders:

From net investment income	(1.17)		(1.16)		(1.60)		(0.88)		(0.49)

From net realized gains	—		—		—		(0.37)		—

Total distributions	(1.17)		(1.16)		(1.60)		(1.25)		(0.49)

Net asset value, end of period	$24.56		$24.39		$23.95		$24.06		$25.51

Total Return(b)	5.66%		6.84%		6.33%		(0.73)%		0.77%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$418,090		$894,980		$936,022		$503,531		$443,602

Net operating expenses to average daily net assets(c)	0.70%		0.69%		0.67%		0.66%		0.67%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		0.00	%(e)	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.70%		0.69%		0.67%		0.66%		0.67%

Net investment income (loss) to average daily net assets(a)	5.19%		5.68%		6.09%		4.33%		2.97%

Portfolio turnover rate(f)	277%		277%		160%		73%		95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g)	0.03	%(g)	0.04	%(g)	0.05%		0.05	%(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	274%	275%	159%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Class VI Shares
	Year Ended February 28/29,
	2026	2025	2024	2023	2022

Net asset value, beginning of period	$5.01	$5.00	$4.99	$5.01	$5.04

Income (loss) from investment operations:

Net investment income (loss)†	0.20	0.25	0.26	0.13	0.01

Net realized and unrealized gain (loss)	0.00 (a)	0.00 (a)	0.01	(0.03)	(0.04)

Total from investment operations	0.20	0.25	0.27	0.10	(0.03)

Less distributions to shareholders:

From net investment income	(0.20)	(0.24)	(0.26)	(0.12)	(0.00	)(a)

From net realized gains	—	—	—	—	(0.00	)(a)

Total distributions	(0.20)	(0.24)	(0.26)	(0.12)	(0.00	)(a)

Net asset value, end of period	$5.01	$5.01	$5.00	$4.99	$5.01

Total Return(b)	4.08%	5.22%	5.54%	2.00%	(0.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$355,646	$309,926	$549,449	$408,457	$257,766

Net expenses to average daily net assets	0.09%	0.09%	0.08%	0.01%	0.02%

Net investment income (loss) to average daily net assets	4.03%	5.03%	5.22%	2.60%	0.13%

Portfolio turnover rate(c)	0%	0%	0%	0%	0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%	0.04%	0.12%	0.10%

(a)	Rounds to less than $0.01.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

57	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 28, 2026

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Shares Fund (commenced operations on January 13, 2026), High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Some of the Funds may invest in other GMO Funds (“underlying funds”). Emerging Country Debt Shares Fund invests substantially all its assets in shares of Emerging Country Debt Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
Emerging Country Debt Shares Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long

58

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using

59

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2026:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$9,289,783	$—	$—	$9,289,783

TOTAL DEBT OBLIGATIONS	9,289,783	—	—	9,289,783

Short-Term Investments	1,952,900	93,999,193	—	95,952,093

Total Investments	11,242,683	93,999,193	—	105,241,876

Derivatives^
Futures Contracts
Interest Rate Risk	1,150,479	—	—	1,150,479

Total	$12,393,162	$93,999,193	$—	$106,392,355

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,274,808	$—	$5,274,808
Corporate Debt	—	225,439,005	15,394,310	240,833,315
Sovereign and Sovereign Agency Issuers	—	1,914,488,251	107,417,033	2,021,905,284
U.S. Government	58,481,789	—	—	58,481,789

TOTAL DEBT OBLIGATIONS	58,481,789	2,145,202,064	122,811,343	2,326,495,196

Loan Assignments	—	—	23,139,275	23,139,275
Loan Participations	—	—	2,521,866	2,521,866
Investment Funds	—	—	15,843,071	15,843,071
Rights/Warrants	—	23,563,100	195,890	23,758,990
Short-Term Investments	4,785,230	53,213,702	—	57,998,932

Total Investments	63,267,019	2,221,978,866	164,511,445	2,449,757,330

60

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,225,803	$—	$1,225,803
Swap Contracts
Credit Risk	—	1,849,419	—	1,849,419
Interest Rate Risk	—	11,522,313	—	11,522,313

Total	$63,267,019	$2,236,576,401	$164,511,445	$2,464,354,865

Liability Valuation Inputs
Debt Obligations
Corporate Debt	$—	$(3,258,074)	$—	$(3,258,074)

TOTAL DEBT OBLIGATIONS	—	(3,258,074)	—	(3,258,074)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(2,703,654)	—	(2,703,654)
Swap Contracts
Credit Risk	—	(1,974,841)	—	(1,974,841)
Interest Rate Risk	—	(2,904,052)	—	(2,904,052)

Total	$—	$(10,840,621)	$—	$(10,840,621)

Emerging Country Debt Shares Fund
Asset Valuation Inputs
Investment Funds	$26,566,548	$—	$—	$26,566,548
Short-Term Investments	1,728,490	—	—	1,728,490

Total Investments	28,295,038	—	—	28,295,038

Total	$28,295,038	$—	$—	$28,295,038

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$41,090,558	$—	$41,090,558
U.S. Government	73,653,253	—	—	73,653,253

TOTAL DEBT OBLIGATIONS	73,653,253	41,090,558	—	114,743,811

Short-Term Investments	530,933	17,099,023	—	17,629,956

Total Investments	74,184,186	58,189,581	—	132,373,767

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	19,795	—	19,795
Futures Contracts
Interest Rate Risk	50,764	—	—	50,764
Swap Contracts
Credit Risk	—	1,711,998	—	1,711,998
Interest Rate Risk	—	850,067	—	850,067

Total	$74,234,950	$60,771,441	$—	$135,006,391

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Liability Valuation Inputs
Derivatives^
Swap Contracts
Interest Rate Risk	$—	$(232)	$—	$(232)

Total	$—	$(232)	$—	$(232)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$958,658,188	$5,219,177	$963,877,365
U.S. Government	166,412,734	—	—	166,412,734
U.S. Government Agency	—	35,093,833	—	35,093,833

TOTAL DEBT OBLIGATIONS	166,412,734	993,752,021	5,219,177	1,165,383,932

Investment Funds	11,940,861	—	—	11,940,861
Short-Term Investments	2,029,558	88,001,109	—	90,030,667
Purchased Options	—	210,288	—	210,288

Total Investments	180,383,153	1,081,963,418	5,219,177	1,267,565,748

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	89,117	—	89,117
Futures Contracts
Interest Rate Risk	696,224	—	—	696,224
Swap Contracts
Credit Risk	—	23,233,310	—	23,233,310

Total	$181,079,377	$1,105,285,845	$5,219,177	$1,291,584,399

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(29,857,705)	$—	$(29,857,705)

TOTAL DEBT OBLIGATIONS	—	(29,857,705)	—	(29,857,705)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(34,850)	—	(34,850)
Futures Contracts
Interest Rate Risk	(178,988)	—	—	(178,988)
Written Options
Credit Risk	—	(122,634)	—	(122,634)
Swap Contracts
Credit Risk	—	(9,589,661)	—	(9,589,661)
Interest Rate Risk	—	(89,237)	—	(89,237)

Total	$(178,988)	$(39,694,087)	$—	$(39,873,075)

62

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$166,341,235	$188,930,151	$—	$355,271,386

Total Investments	166,341,235	188,930,151	—	355,271,386

Total	$166,341,235	$188,930,151	$—	$355,271,386

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of February 28, 2026, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include Enel Generacion Chile SA, 8.13%, due 02/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 28, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2026
Emerging Country Debt Fund
Debt Obligations:
Corporate Debt	$14,400,563	$—	$—	$(1,842)	$—	$995,589	$—		$—	$15,394,310	$995,589
Sovereign and Sovereign Agency Issuers	118,110,776	—	(47,430,712)	2,004,510	(637,336)	27,978,615	7,391,180	‡	—	107,417,033	27,839,143
Investment Funds	13,164,429	—	—	—	—	2,678,642	—		—	15,843,071	2,678,642
Loan Assignments	25,781,502	—	(5,878,297)	53,219	288,826	2,894,025	—		—	23,139,275	3,309,543
Loan Participations	4,496,624	—	(1,888,886)	53,068	46,385	(185,325)	—		—	2,521,866	(185,325)
Rights/Warrants	200,239	—	—	—	—	(4,349)	—		—	195,890	(4,349)

Total Investments	176,154,133	—	(55,197,895)	2,108,955	(302,125)	34,357,197	7,391,180		—	164,511,445	34,633,243

Total	$176,154,133	$—	$(55,197,895)#	$2,108,955	$(302,125)	$34,357,197	$7,391,180		$—	$164,511,445	$34,633,243

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $12,988,241 of proceeds received from partial calls and/or principal paydowns as applicable.

63

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the year ended February 28, 2026.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	9,161,827	Market comparable	Discount for lack of liquidity/marketability	0.50% - 1.60% (0.98%)
Sovereign and Sovereign Agency Issuers	22,635	Recovery value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	15,394,310	Market comparable	Discount for lack of liquidity/marketability	2.70% (N/A)
Loan Assignments	8,560,692	Market comparable	Vendor price of comparable loan	N/A
Loan Participations	249,601	Market comparable	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	195,890	Market comparable	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	15,843,071	NAV	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of February 28, 2026, the value of these securities and/or derivatives for Emerging Country Debt Fund was $115,083,419. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan

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GMO Trust Funds

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February 28, 2026

participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of February 28, 2026, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	93,999,193	95,981,520	3
Emerging Country Debt Fund	Nomura Securities International, Inc.	49,999,339	51,053,764	3
Emerging Country Debt Fund	Nomura International PLC	3,214,363	3,255,741	N/A	*
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	88,001,109	89,907,829	3
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	16,599,461	16,959,824	3
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	150,001,127	153,257,553	3

*The repurchase agreement has an open maturity date and can be closed by either party on demand.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 28, 2026, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	41,795,881	49,511,119

65

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

As of February 28, 2026, Emerging Country Debt Fund had investments in reverse repurchase agreements with Morgan Stanley & Co. International PLC with a gross value of $41,795,881. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 28, 2026, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	February 28, 2026

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$1,265,282	$1,265,282
Sovereign and Sovereign Agency Issuers	—	—	—	—	40,530,599	40,530,599

Total borrowings	$—	$—	$—	$—	$41,795,881	$41,795,881

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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GMO Trust Funds

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February 28, 2026

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of the Funds, except for U.S. Treasury Fund, and along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund and Opportunistic Income Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. The policy of Opportunistic Income Fund is to declare dividends monthly, to the extent net investment income is available. Opportunistic Income Fund will generally pay dividends on the first business day following the declaration. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

67

GMO Trust Funds

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February 28, 2026

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:

Capital loss carryforwards	X	X	X	X	X

Constructive sale gains				X

Defaulted bonds		X

Derivative contract transactions	X	X	X	X

Foreign currency transactions		X	X

Interest, accretion, and amortization		X	X	X

Late year ordinary losses		X

Losses on wash sale transactions		X	X

Losses related to debt obligations				X

Partnership interest tax allocations		X

Paydown gain/losses				X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2026		Tax year ended February 28, 2025
Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)
Asset Allocation Bond Fund	1,252,994	1,252,994	1,873,103	1,873,103
Emerging Country Debt Fund	144,760,539	144,760,539	148,226,574	148,226,574
Emerging Country Debt Shares Fund	—	—	N/A	N/A
High Yield Fund	6,840,382	6,840,382	18,416,999	18,416,999
Opportunistic Income Fund	64,229,781	64,229,781	74,041,179	74,041,179
U.S. Treasury Fund	16,463,763	16,463,763	21,486,831	21,486,831

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

68

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

As of February 28, 2026, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	432,341	—	(49,257,641)	—
Emerging Country Debt Fund	—	(1,489,068)	(626,038,528)	—
Emerging Country Debt Shares Fund	—	—	—	—
High Yield Fund	1,854,119	—	(6,849,168)	—
Opportunistic Income Fund	5,430,254	—	(53,938,130)	—
U.S. Treasury Fund	—	—	(931,516)	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,440,440)	(21,817,201)
Emerging Country Debt Fund	(16,485,409)	(609,553,119)
Emerging Country Debt Shares Fund	—	—
High Yield Fund	(3,798,356)	(3,050,812)
Opportunistic Income Fund	—	(53,938,130)
U.S. Treasury Fund	(931,516)	—

As of February 28, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	105,233,330	8,655	(109)	8,546	—
Emerging Country Debt Fund	2,672,419,495	189,025,700	(414,945,939)	(225,920,239)	433,839
Emerging Country Debt Shares Fund	27,808,726	486,312	—	486,312	—
High Yield Fund	133,441,774	558,042	(1,626,049)	(1,068,007)	(124,664)
Opportunistic Income Fund	1,318,923,612	23,897,735	(105,113,304)	(81,215,569)	(2,227,536)
U.S. Treasury Fund	355,048,339	228,115	(5,068)	223,047	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the

69

GMO Trust Funds

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February 28, 2026

prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Interest income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss).

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

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If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 28, 2026, the premium on cash purchases and the fee on cash redemptions were as follows:

Purchase Premium	—	0.75%	—	—	—	—

Redemption Fee	—	0.75%	—	—	—	—

(1)	For the period from July 31, 2020 to May 18, 2021, the premium on purchases and the fee on redemptions was 1.00% of the amount invested or redeemed.
(2)	The Fund invests in an underlying fund, GMO Emerging Country Debt Fund, which charges purchase premiums and redemption fees.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Credit Risk	X	X	X	X	X	X

Market Risk – Fixed Income	X	X	X	X	X	X

Illiquidity Risk	X	X	X	X	X

Derivatives and Short Sales Risk	X	X	X	X	X

Management and Operational Risk	X	X	X	X	X	X

Counterparty Risk	X	X	X	X	X	X

Market Disruption and Geopolitical Risk	X	X	X	X	X	X

Focused Investment Risk	X	X	X	X	X

Large Transactions Risk	X	X		X	X	X

Currency Risk	X	X	X	X	X

Non-U.S. Investment Risk	X	X	X	X	X

Leveraging Risk	X	X	X	X	X

Market Risk – Asset-Backed Securities	X				X

Futures Contracts Risk				X	X

Fund of Funds Risk	X		X	X

Smaller Company Risk	X				X

Commodities Risk	X

Market Risk – Equities	X

Non-Diversified Funds				X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a

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fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment including a security’s fundamental fair (or intrinsic) value is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g. nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time the Fund liquidates assets to fund that redemption.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

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• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. High Yield Fund is not a “diversified” investment company within the meaning of the 1940 Act. This means it is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on its performance. In addition, each Fund, other than U.S. Treasury Fund, may invest a portion of its assets in shares of an underlying fund that is not “diversified”.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap.

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With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk		X	X	X
Adjust exposure to foreign currencies		X
Futures contracts
Adjust interest rate exposure	X		X	X
Maintain the diversity and liquidity of the portfolio			X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit				X
Adjust interest rate exposure				X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit			X	X
Provide a measure of protection against default loss				X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X	X	X
Adjust exposure to certain markets		X		X

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Type of Derivative and Objective for Use (Continued)	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Adjust interest rate exposure	X	X		X
Adjust portfolio beta		X
Generate long risk exposure to an index			X
Provide a measure of protection against default loss		X	X	X
Provide exposure to the Fund’s benchmark			X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing

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liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

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February 28, 2026

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic

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February 28, 2026

environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026 and the Statements of Operations for the year ended February 28, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$1,150,479	$1,150,479

Total	$—	$—	$1,150,479	$1,150,479

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$2,553,068	$2,553,068
Swap Contracts	(445,417)	—	—	(445,417)

Total	$(445,417)	$—	$2,553,068	$2,107,651

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$143,019	$143,019
Swap Contracts	76,469	—	—	76,469

Total	$76,469	$—	$143,019	$219,488

Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$1,225,803	$—	$1,225,803
Swap Contracts, at value¤	1,849,419	—	11,522,313	13,371,732

Total	$1,849,419	$1,225,803	$11,522,313	$14,597,535

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(2,703,654)	$—	$(2,703,654)
Swap Contracts, at value¤	(1,974,841)	—	(2,904,052)	(4,878,893)

Total	$(1,974,841)	$(2,703,654)	$(2,904,052)	$(7,582,547)

Net Realized Gain (Loss) on
Swap Contracts	$(8,108,926)	$—	$13,344,342	$5,235,416
Forward Currency Contracts	—	(25,444,505)	—	(25,444,505)

Total	$(8,108,926)	$(25,444,505)	$13,344,342	$(20,209,089)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$(1,303,369)	$—	$2,171,208	$867,839
Forward Currency Contracts	—	1,674,522	—	1,674,522

Total	$(1,303,369)	$1,674,522	$2,171,208	$2,542,361

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February 28, 2026

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$19,795	$—	$19,795
Unrealized Appreciation on Futures Contracts¤	—	—	50,764	50,764
Swap Contracts, at value¤	1,711,998	—	850,067	2,562,065

Total	$1,711,998	$19,795	$900,831	$2,632,624

Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(232)	$(232)

Total	$—	$—	$(232)	$(232)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$265,188	$265,188
Written Options	(440,547)	—	—	(440,547)
Swap Contracts	1,502,943	—	2,996,891	4,499,834
Forward Currency Contracts	—	197,806	—	197,806

Total	$1,062,396	$197,806	$3,262,079	$4,522,281

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(23,261)	$(23,261)
Written Options	24,984	—	—	24,984
Swap Contracts	(46,988)	—	(355,580)	(402,568)
Forward Currency Contracts	—	953,839	—	953,839

Total	$(22,004)	$953,839	$(378,841)	$552,994

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February 28, 2026

	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$210,288	$—	$—	$210,288
Unrealized Appreciation on Forward Currency Contracts	—	89,117	—	89,117
Unrealized Appreciation on Futures Contracts¤	—	—	696,224	696,224
Swap Contracts, at value¤	23,233,310	—	—	23,233,310

Total	$23,443,598	$89,117	$696,224	$24,228,939

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(34,850)	$—	$(34,850)
Unrealized Depreciation on Futures Contracts¤	—	—	(178,988)	(178,988)
Written Options, at value	(122,634)	—	—	(122,634)
Swap Contracts, at value¤	(9,589,661)	—	(89,237)	(9,678,898)

Total	$(9,712,295)	$(34,850)	$(268,225)	$(10,015,370)

Net Realized Gain (Loss) on
Investments (purchased options)	$(250,256)	$—	$(253,465)	$(503,721)
Futures Contracts	—	—	3,785,160	3,785,160
Written Options	937,955	—	66,174	1,004,129
Swap Contracts	(3,607,374)	—	22,570	(3,584,804)
Forward Currency Contracts	—	(704,847)	—	(704,847)

Total	$(2,919,675)	$(704,847)	$3,620,439	$(4,083)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$65,497	$—	$—	$65,497
Futures Contracts	—	—	(416,694)	(416,694)
Written Options	(123,560)	—	—	(123,560)
Swap Contracts	1,892,402	—	108,816	2,001,218
Forward Currency Contracts	—	33,828	—	33,828

Total	$1,834,339	$33,828	$(307,878)	$1,560,289

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

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February 28, 2026

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 28, 2026, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2026:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$250,437	$(146,000)	$(76,774)	$27,663
Citibank N.A.	45,492	—	(45,492)	—
Goldman Sachs International	39,166	(39,166)	—	—	*
JPMorgan Chase Bank, N.A.	369,975	—	(369,975)	—
Morgan Stanley & Co. International PLC	1,083,866	—	(1,083,866)	—
Morgan Stanley Bank, N.A.	80,614	—	(80,614)	—
State Street Bank and Trust Company	4,007	—	—	4,007

Total	$1,873,557	$(185,166)	$(1,656,721)	$31,670

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(90,784)	$—	$—	$(90,784)
Barclays Bank PLC	(76,774)	—	76,774	—
Citibank N.A.	(94,714)	—	45,492	(49,222)
Deutsche Bank AG	(1,306,581)	1,306,581	—	—	*
JPMorgan Chase Bank, N.A.	(1,127,376)	757,401	369,975	—	*
Morgan Stanley & Co. International PLC	(2,496,490)	1,313,577	1,083,866	(99,047)
Morgan Stanley Bank, N.A.	(357,727)	277,113	80,614	—	*

Total	$(5,550,446)	$3,654,672	$1,656,721	$(239,053)

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$514	$—	$—	$514
Goldman Sachs International	476,137	(270,000)	—	206,137
Morgan Stanley & Co. International PLC	393,211	(90,000)	(232)	302,979

Total	$869,862	$(360,000)	$(232)	$509,630

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February 28, 2026

High Yield Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$(232)	$—	$232	$—

Total	$(232)	$—	$232	$—

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$4,260,151	$(4,260,151)	$—	$—	*
BNP Paribas	5,301,358	(5,301,358)	—	—	*
Citibank N.A.	210,373	—	(52,550)	157,823
Citigroup Global Markets Inc.	3,649,821	(3,554,983)	(45,655)	49,183
Deutsche Bank AG	89,717	—	(34,850)	54,867
Goldman Sachs International	7,035,322	(5,522,000)	(1,486,732)	26,590
Morgan Stanley & Co. International PLC	1,938,907	(1,403,746)	(535,161)	—	*
Morgan Stanley Capital Services LLC	1,047,066	(890,000)	—	157,066

Total	$23,532,715	$(20,932,238)	$(2,154,948)	$445,529

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(52,550)	$—	$52,550	$—
Citigroup Global Markets Inc.	(45,655)	—	45,655	—
Deutsche Bank AG	(34,850)	—	34,850	—
Goldman Sachs International	(1,486,732)	—	1,486,732	—
JPMorgan Chase Bank, N.A.	(70,084)	—	—	(70,084)
Morgan Stanley & Co. International PLC	(535,161)	—	535,161	—

Total	$(2,225,032)	$—	$2,154,948	$(70,084)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2026:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Asset Allocation Bond Fund	—	110,113,037	—	—	7,766,667
Emerging Country Debt Fund	366,990,036	—	—	—	993,354,969
High Yield Fund	18,876,350	16,338,214	11,342,500	—	96,865,558
Opportunistic Income Fund	10,315,255	799,236,092	141,450,955	1,632	710,994,104

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February 28, 2026

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.25%	0.35%	0.35%	0.35%	0.40%	0.08	%(a)

(a)	From April 9, 2021 to May 1, 2023, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%*		0.055%
Emerging Country Debt Fund	0.15%	0.10%	0.055%
Emerging Country Debt Shares Fund				0.15	%*	0.15%
High Yield Fund			0.055%	0.15	%*	0.15%
Opportunistic Income Fund	0.15%		0.055%	0.15%		0.15%

*	Class is offered but has no shareholders as of February 28, 2026.

For Asset Allocation Bond Fund, Emerging Country Debt Shares Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Funds for the portion of their “Specified Operating Expenses” (as defined below) that exceeds 0.02% of each Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For U.S. Treasury Fund, GMO has contractually agreed to reimburse the Fund for its portion of “Specified Operating Expenses” (as defined below).

“Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.35% for Class VI shares; 0.35% for Class R6 shares; and 0.35% for Class I shares (each,

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February 28, 2026

an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 28, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029
High Yield Fund, Class VI	$102,338	$113,594	$281,982
High Yield Fund, Class I	$21	$126	$2,058

GMO has contractually agreed to waive or reduce each Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees, if any, will not be waived below zero.

For Opportunistic Income Fund and Emerging Country Debt Shares Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the Fund’s average daily net assets attributable to Class I shares.

For High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, VI, or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and

86

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2026 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	2,785
Emerging Country Debt Fund	160,983
Emerging Country Debt Shares Fund	111
High Yield Fund	9,531
Opportunistic Income Fund	91,509
U.S. Treasury Fund	29,520

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2026, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Emerging Country Debt Shares Fund	0.072%*

*	Includes indirect interest and/or dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short, if any.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2026, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2026 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	10,351,387	—	7,986,751	—
Emerging Country Debt Fund	134,626,016	823,233,473	125,063,396	1,121,669,948
Emerging Country Debt Shares Fund	—	26,149,284	—	70,000
High Yield Fund	116,125,413	63,675,952	102,417,764	58,886,834
Opportunistic Income Fund	2,931,038,178	336,017,211	2,998,712,667	404,066,623
U.S. Treasury Fund	—	—	—	—

87

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	2	‡	93.58%
Emerging Country Debt Fund	2		22.29%
Emerging Country Debt Shares Fund	2		100.00%
High Yield Fund	3	#	86.45%
Opportunistic Income Fund	1		22.01%
U.S. Treasury Fund	2	‡	65.11%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Asset Allocation Bond Fund
Class VI:
Shares sold	3,706,588	$69,603,174	208,608	$3,857,811
Shares issued to shareholders in reinvestment of distributions	67,192	1,252,994	104,032	1,873,103
Shares repurchased	(486,313)	(9,024,052)	(173,077)	(3,408,446)

Net increase (decrease)	3,287,467	$61,832,116	139,563	$2,322,468

Emerging Country Debt Fund
Class III:
Shares sold	7,839,873	$182,230,789	4,893,248	$98,014,178
Shares issued to shareholders in reinvestment of distributions	2,061,039	45,500,501	2,062,788	40,996,155
Shares repurchased	(22,484,315)	(513,073,712)	(19,228,017)	(385,568,210)
Redemption fees	—	1,118,431	—	926,538

Net increase (decrease)	(12,583,403)	$(284,223,991)	(12,271,981)	$(245,631,339)

88

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Emerging Country Debt Fund (continued)
Class IV:
Shares sold	15,617,296	$360,655,439	7,641,672	$156,008,806
Shares issued to shareholders in reinvestment of distributions	2,510,579	55,071,016	2,994,955	59,423,353
Shares repurchased	(12,587,858)	(285,204,309)	(739,646)	(15,022,245)
Redemption fees	—	1,683,644	—	934,892

Net increase (decrease)	5,540,017	$132,205,790	9,896,981	$201,344,806

Class VI:
Shares sold	1,349,686	$29,733,621	24	$517
Shares issued to shareholders in reinvestment of distributions	274,090	5,979,451	460,248	9,118,672
Shares repurchased	(4,842,375)	(109,492,977)	(5,040,667)	(99,164,340)
Redemption fees	—	178,249	—	168,411

Net increase (decrease)	(3,218,599)	$(73,601,656)	(4,580,395)	$(89,876,740)

Emerging Country Debt Shares Fund
Class I:(a)
Shares sold	1,289,424	$26,162,405
Shares repurchased	(3,849)	(79,418)

Net increase (decrease)	1,285,575	$26,082,987

High Yield Fund
Class VI:
Shares sold	1,723,703	$30,538,281	20,996	$375,000
Shares issued to shareholders in reinvestment of distributions	385,249	6,607,019	1,060,743	17,912,284
Shares repurchased	(2,101,237)	(37,784,950)	(2,207,637)	(39,727,814)

Net increase (decrease)	7,715	$(639,650)	(1,125,898)	$(21,440,530)

Class I:
Shares sold	43,742	$753,673	45,252	$766,486
Shares issued to shareholders in reinvestment of distributions	2,336	39,940	1,448	24,293
Shares repurchased	(38,107)	(644,053)	(7,328)	(124,515)

Net increase (decrease)	7,971	$149,560	39,372	$666,264

Opportunistic Income Fund
Class III:
Shares sold	246,205	$6,000,000	2,278,836	$54,854,076
Shares issued to shareholders in reinvestment of distributions	200,741	4,899,874	193,880	4,688,828
Shares repurchased	(1,008,756)	(24,604,163)	(514,017)	(12,516,547)

Net increase (decrease)	(561,810)	$(13,704,289)	1,958,699	$47,026,357

Class VI:
Shares sold	4,414,686	$108,160,707	272,829	$6,611,124
Shares issued to shareholders in reinvestment of distributions	181,234	4,426,981	238,450	5,767,190
Shares repurchased	(3,112,780)	(75,930,280)	(4,281,300)	(103,937,285)

Net increase (decrease)	1,483,140	$36,657,408	(3,770,021)	$(91,558,971)

89

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount

Opportunistic Income Fund (continued)
Class R6:
Shares sold	10,818,995	$263,707,865	6,574,559	$159,785,496
Shares issued to shareholders in reinvestment of distributions	414,861	10,086,596	274,855	6,632,761
Shares repurchased	(2,292,555)	(55,815,711)	(1,272,645)	(30,727,161)

Net increase (decrease)	8,941,301	$217,978,750	5,576,769	$135,691,096

Class I:
Shares sold	7,559,677	$184,261,087	16,625,321	$401,146,875
Shares issued to shareholders in reinvestment of distributions	1,219,517	29,697,841	1,537,857	37,113,820
Shares repurchased	(28,449,379)	(693,437,711)	(20,552,908)	(495,392,853)

Net increase (decrease)	(19,670,185)	$(479,478,783)	(2,389,730)	$(57,132,158)

U.S. Treasury Fund
Class VI:
Shares sold	710,573,926	$3,559,987,776	610,755,185	$3,053,569,695
Shares issued to shareholders in reinvestment of distributions	888,198	4,449,873	1,061,307	5,307,436
Shares repurchased	(702,383,881)	(3,518,973,132)	(659,813,128)	(3,299,041,125)

Net increase (decrease)	9,078,243	$45,464,517	(47,996,636)	$(240,163,994)

(a)	The period under the heading “Year Ended February 28, 2026” represents the period from January 13, 2026 (commencement of operations) through February 28, 2026.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$13,164,429	$—	$—	$—	$—	$—	$2,678,642	$15,843,071

Emerging Country Debt Shares Fund
GMO Emerging Country Debt Fund, Class III	$—	$26,149,284	$70,000	$—	$—	$952	$486,312	$26,566,548

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$465,679	$—	$—	$—	$11,639,444
GMO Ultra-Short Income ETF	—	300,390	—	1,589	—	—	1,027	301,417

Totals	$11,639,444	$300,390	$—	$467,268	$—	$—	$1,027	$11,940,861

90

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO Emerging Country Debt Shares Fund, GMO High Yield Fund, GMO Opportunistic Income Fund and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

(1) GMO Asset Allocation Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Opportunistic Income Fund and GMO U.S. Treasury Fund

(2) GMO Emerging Country Debt Shares Fund

(1) Statement of operations for the year ended February 28, 2026 and statement of changes in net assets for the years ended February 28, 2026 and 2025

(2) Statement of operations and statement of changes in net assets for the period from January 13, 2026 (commencement of operations) through February 28, 2026

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2026

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

91

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2026 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributable earnings on a tax basis, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2026:

Fund Name	U.S. Government Obligation Income ($)(1)	Interest- Related Dividend Income ($)(2)	Short-Term Capital Gain Dividends ($)(2)	Long-Term Capital Gain Distributions ($)	Code Section 163(j) Interest-Related Dividend Income ($)(3)
Asset Allocation Bond Fund	347,808	1,668,565	—	—	—
Emerging Country Debt Fund	2,900,802	2,702,741	—	—	128,136,250
Emerging Country Debt Shares Fund	—	—	—	—	—
High Yield Fund	2,889,575	4,958,255	—	—	5,384,513
Opportunistic Income Fund	8,606,180	64,196,630	—	—	64,672,416
U.S. Treasury Fund	10,791,970	16,493,779	—	—	16,493,779

(1)	All or a portion of these amounts may be exempt from taxation at the state level.
(2)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(3)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms.

92

GMO Trust

Annual Financial Statements and Other Information

February 28, 2026

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

MAC Implementation Fund

Multi-Asset Credit Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 135.4%

	Australia — 4.0%
33,658	Aristocrat Leisure Ltd. (a)	1,150,655
73,116	BHP Group Ltd. (a)	2,966,701
88,032	Brambles Ltd. (a)	1,569,973
123,871	Evolution Mining Ltd. (a)	1,469,612
129,588	Fortescue Ltd. (a)	1,946,570
61,571	James Hardie Industries PLC * (a) (b)	1,499,254
5,533,456	National Storage REIT (a)	10,944,680
32,116	Northern Star Resources Ltd. (a)	703,975
2,665,794	Qube Holdings Ltd.	9,494,401
189,704	Stockland – (REIT) (a)	689,878
101,632	Vicinity Ltd. – (REIT) (a)	177,154

	Total Australia	32,612,853

	Austria — 0.3%
8,799	Erste Group Bank AG (a)	1,044,390
14,873	OMV AG (a)	963,476
5,483	Raiffeisen Bank International AG (a)	272,395
2,620	Verbund AG (a)	186,554

	Total Austria	2,466,815

	Belgium — 0.4%
42,227	Ageas SA (a)	3,134,368
290	Sofina SA (a)	86,142

	Total Belgium	3,220,510

	Canada — 5.2%
10,600	Alimentation Couche-Tard, Inc. (a)	643,281
13,200	Canadian Tire Corp. Ltd. – Class A (a)	1,851,513
14,200	CCL Industries, Inc. – Class B (a)	987,717
23,900	CGI, Inc. (a)	1,747,930
337	Constellation Software, Inc. (a)	622,750
20,795	Empire Co. Ltd. – Class A (a)	737,555
600	Fairfax Financial Holdings Ltd. (a)	1,032,697
3,700	FirstService Corp. (a)	583,027
15,485	Gildan Activewear, Inc. (a)	1,055,416
4,000	iA Financial Corp., Inc. (a)	454,910
14,169	IGM Financial, Inc. (a)	704,892
25,700	Kinross Gold Corp. (a)	949,961
39,959	Magna International, Inc. (a) (c)	2,519,415
1,100	Magna International, Inc. (a) (c)	69,360
37,520	Manulife Financial Corp. (a)	1,333,461
1,440,892	New Gold, Inc. * (a)	19,336,771
30,702	Nutrien Ltd. (a) (c)	2,304,799
500	Nutrien Ltd. (a) (c)	37,605
49,900	Open Text Corp. (a) (c)	1,236,114
48,300	Open Text Corp. (a) (c)	1,196,391
9,500	Power Corp. of Canada (a)	477,211
6,900	TFI International, Inc. (a) (b)	826,068
2,053	TMX Group Ltd. (a)	69,249
17,200	Toronto-Dominion Bank (a)	1,675,552

	Total Canada	42,453,645

Shares	Description	Value ($)

	China — 0.7%
1,160,000	AviChina Industry & Technology Co. Ltd. – Class H	629,899
45,000	Bank of Communications Co. Ltd. – Class H	39,383
61,000	Beijing Enterprises Holdings Ltd.	274,343
410,000	China Communications Services Corp. Ltd. – Class H	232,746
569,000	China Construction Bank Corp. – Class H	578,897
250,000	China National Building Material Co. Ltd. – Class H	216,759
494,000	China Overseas Land & Investment Ltd.	902,468
1,137,000	China Railway Group Ltd. – Class H	752,407
58,800	China Taiping Insurance Holdings Co. Ltd.	171,221
791,000	CITIC Ltd.	1,260,948
56,000	Longfor Group Holdings Ltd.	70,902
42,456	Qfin Holdings, Inc. (a) (d)	618,159

	Total China	5,748,132

	Denmark — 1.2%
665	AP Moller - Maersk AS – Class A (a)	1,628,861
793	AP Moller - Maersk AS – Class B (a)	1,968,902
10,378	Genmab AS *	3,055,557
23,968	Novo Nordisk AS – Class B	906,554
3,209	Pandora AS (a)	253,673
60,746	Rockwool AS – B Shares	2,014,187

	Total Denmark	9,827,734

	Finland — 0.8%
51,802	Neste OYJ (a)	1,294,472
357,949	Nokia OYJ (a)	2,747,265
15,128	Orion OYJ – Class B	1,211,862
32,140	Wartsila OYJ Abp (a)	1,395,666

	Total Finland	6,649,265

	France — 2.3%
13,071	Amundi SA (a)	1,246,881
43,900	ArcelorMittal SA	2,875,840
7,472	BioMerieux (a)	883,129
2,331	Capgemini SE (a)	294,584
20,683	Carrefour SA (a)	392,260
2,298	Cie de Saint-Gobain SA (a)	232,883
28,610	Cie Generale des Etablissements Michelin SCA (a)	1,157,023
53,725	Dassault Systemes SE (a)	1,176,511
8,960	Ipsen SA	1,749,015
7,526	Legrand SA (a)	1,363,163
282	L’Oreal SA (a)	132,130
3,385	LVMH Moet Hennessy Louis Vuitton SE (a)	2,163,084
9,045	Safran SA (a)	3,642,772
2,275	Schneider Electric SE (a)	743,492
3,223	Teleperformance SE (a)	194,878
2,524	TotalEnergies SE (a)	202,177

	Total France	18,449,822

1	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Germany — 2.6%
45,920	Bayer AG (Registered)	2,272,159
19,293	Bayerische Motoren Werke AG (a)	2,021,973
9,564	Continental AG (a)	824,168
31,438	Deutsche Bank AG (Registered) (a)	1,114,576
21,379	Deutsche Post AG (a)	1,258,905
98,582	E.ON SE (a)	2,293,096
4,262	GEA Group AG (a)	330,448
3,576	Heidelberg Materials AG (a)	796,706
538	HOCHTIEF AG (a)	259,510
20,504	Infineon Technologies AG (a)	1,105,060
5,915	Knorr-Bremse AG (a)	774,192
29,770	Mercedes-Benz Group AG (a)	2,059,745
1,439	Rational AG	1,247,195
16,658	SAP SE (a)	3,346,464
1,832	Siemens AG (Registered) (a)	529,711
6,072	Talanx AG (a)	763,739

	Total Germany	20,997,647

	Hong Kong — 1.3%
353,768	CK Asset Holdings Ltd. (a)	2,244,579
241,500	CK Hutchison Holdings Ltd. (a)	1,988,462
10,000	Galaxy Entertainment Group Ltd.	53,211
582,279	HKT Trust & HKT Ltd. (a)	917,881
319,000	SITC International Holdings Co. Ltd.	1,360,760
92,500	Sun Hung Kai Properties Ltd. (a)	1,719,634
73,500	Techtronic Industries Co. Ltd. (a)	1,190,382
1,151,500	WH Group Ltd. (a)	1,447,604

	Total Hong Kong	10,922,513

	Indonesia — 0.0%
619,100	Astra International Tbk. PT	246,339
168,600	Indofood Sukses Makmur Tbk. PT	64,831

	Total Indonesia	311,170

	Ireland — 0.0%
3,852	Kingspan Group PLC	381,362

	Israel — 0.8%
34,619	Bank Leumi Le-Israel BM	838,109
2,629	Check Point Software Technologies Ltd. *	399,792
36,865	CyberArk Software Ltd. (e)	1,658,925
65,045	ICL Group Ltd.	308,282
39,317	Israel Discount Bank Ltd. – Class A	475,853
18,413	Nice Ltd. Sponsored ADR* (a) (d)	2,140,511
2,253	Nice Ltd. *	258,009
332	Nova Ltd. *	145,813

	Total Israel	6,225,294

	Italy — 1.7%
10,207	Buzzi SpA (a)	588,468
12,544	Leonardo SpA (a)	845,103
37,974	Poste Italiane SpA (a)	1,017,322
8,849	Prysmian SpA (a)	1,065,870

Shares	Description	Value ($)

	Italy — continued
16,845	Recordati Industria Chimica e Farmaceutica SpA	962,420
33,819	Snam SpA (a)	262,597
291,183	Stellantis NV (a)	2,362,618
4,313,726	Telecom Italia SpA * (a)	3,236,847
63,831	Tenaris SA (a)	1,744,750
15,972	Tenaris SA ADR (a) (d)	868,877
5,093	UniCredit SpA (a)	433,655
12,321	Unipol Assicurazioni SpA (a)	306,528

	Total Italy	13,695,055

	Japan — 8.1%
11,000	AGC, Inc. (a)	487,861
28,500	Chubu Electric Power Co., Inc. (a)	481,336
15,600	Credit Saison Co. Ltd. (a)	474,997
18,200	Dai Nippon Printing Co. Ltd. (a)	378,236
64,400	Daito Trust Construction Co. Ltd. (a)	1,482,988
29,100	Daiwa House Industry Co. Ltd. (a)	1,050,116
19,500	Daiwabo Holdings Co. Ltd. (a)	398,967
14,200	Denka Co. Ltd. (a)	334,289
10,400	EXEO Group, Inc.	199,283
15,700	Fuji Corp.	610,404
16,900	Fuji Electric Co. Ltd. (a)	1,497,927
24,900	FUJIFILM Holdings Corp. (a)	512,044
28,100	H.U. Group Holdings, Inc.	604,399
201,600	Honda Motor Co. Ltd. (a)	2,019,516
500	Hoya Corp. (a)	90,314
117,700	Inpex Corp. (a)	2,873,376
24,700	Isuzu Motors Ltd. (a)	460,358
1,800	Japan Post Insurance Co. Ltd. (a)	58,754
12,100	Jeol Ltd. (a)	531,920
68,300	JX Advanced Metals Corp. (a)	1,812,634
41,800	Kanematsu Corp.	657,102
51,400	Kawasaki Kisen Kaisha Ltd. (a)	826,346
85,400	Kirin Holdings Co. Ltd. (a)	1,482,349
2,800	Komatsu Ltd. (a)	134,401
3,200	Kraftia Corp.	216,493
42,500	Kyowa Kirin Co. Ltd.	789,995
7,400	Macnica Holdings, Inc. (a)	130,784
3,100	Makita Corp. (a)	119,950
25,200	Maruichi Steel Tube Ltd. (a)	262,192
61,800	MatsukiyoCocokara & Co. (a)	1,022,084
13,000	Maxell Ltd.	190,367
11,000	Minebea Mitsumi, Inc. (a)	235,836
56,700	Mitsubishi Electric Corp. (a)	2,158,172
21,200	Mitsubishi UFJ Financial Group, Inc. (a)	393,557
7,700	Mitsui Fudosan Co. Ltd. (a)	103,795
46,200	Mitsui OSK Lines Ltd. (a)	1,714,233
20,600	Mizuno Corp.	535,090
12,100	Morinaga & Co. Ltd.	224,003
2,500	Musashi Seimitsu Industry Co. Ltd.	49,871
9,100	NEC Corp. (a)	252,282
10,600	NH Foods Ltd. (a)	485,994
61,900	Nippon Yusen KK (a)	2,125,417

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
820,700	Nissan Motor Co. Ltd. * (a)	2,260,988
55,500	Nitto Denko Corp. (a)	1,287,070
250,900	NTT, Inc. (a)	245,464
5,200	Obic Co. Ltd. (a)	140,044
29,400	Osaka Gas Co. Ltd. (a)	1,227,274
201,926	Panasonic Holdings Corp. (a)	3,256,269
35,100	Penta-Ocean Construction Co. Ltd.	477,044
22,900	Recruit Holdings Co. Ltd. (a)	996,500
91,800	Renesas Electronics Corp. (a)	1,731,238
7,000	Sankyu, Inc. (a)	450,259
17,000	SBI Holdings, Inc. (a)	363,608
26,600	Sega Sammy Holdings, Inc. (a)	445,168
137,900	Shionogi & Co. Ltd.	3,256,134
10,000	Stanley Electric Co. Ltd.	210,877
130,600	Subaru Corp. (a)	2,449,677
22,000	SUMCO Corp. (a)	256,008
26,800	Sumitomo Electric Industries Ltd. (a)	1,770,922
26,000	Sumitomo Mitsui Financial Group, Inc. (a)	981,125
17,000	Sumitomo Mitsui Trust Group, Inc. (a)	592,771
91,900	Suzuki Motor Corp. (a)	1,389,838
17,000	T&D Holdings, Inc. (a)	457,851
18,002	TDK Corp. (a)	278,102
9,300	THK Co. Ltd.	334,795
11,600	TIS, Inc. (a)	239,744
4,500	Tokyo Electron Ltd. (a)	1,266,186
37,900	Tokyo Gas Co. Ltd. (a)	1,860,482
13,500	TOPPAN Holdings, Inc. (a)	462,439
15,600	Tosei Corp. (a)	164,730
15,100	TOTO Ltd.	588,455
82,500	Toyota Tsusho Corp. (a)	3,687,800
17,000	Unicharm Corp. (a)	116,326
35,700	Yamaha Corp. (a)	276,664
78,900	Yamaha Motor Co. Ltd. (a)	627,410
18,500	Yokogawa Electric Corp. (a)	737,909
14,800	Zenkoku Hosho Co. Ltd. (a)	304,770

	Total Japan	65,661,973

	Mexico — 0.1%
65,583	Cemex SAB de CV Sponsored ADR	820,443

	Netherlands — 4.0%
32,749	ABN AMRO Bank NV (a)	1,096,854
28,678	Aegon Ltd. (a)	218,249
17,821	Akzo Nobel NV (a)	1,255,436
974	ASM International NV (a)	821,459
768	ASML Holding NV (a)	1,116,986
17,491	DSM-Firmenich AG (a)	1,249,202
32,701	EXOR NV (a)	2,869,811
15,702	ING Groep NV (a)	453,049
459,686	JDE Peet’s NV	17,233,397
19,465	Koninklijke Ahold Delhaize NV (a)	961,839
123,484	Koninklijke KPN NV (a)	701,959
57,358	Magnum Ice Cream Co. NV * (a) (c)	910,614

Shares	Description	Value ($)

	Netherlands — continued
9,954	Magnum Ice Cream Co. NV * (c)	157,621
21,235	NN Group NV (a)	1,741,643
7,915	Randstad NV (a)	260,973
15,005	Wolters Kluwer NV (a)	1,212,187

	Total Netherlands	32,261,279

	New Zealand — 0.0%
65,902	Meridian Energy Ltd.	223,431

	Norway — 0.5%
81,436	Equinor ASA (a)	2,440,161
148,365	Norsk Hydro ASA (a)	1,376,594
22,163	Orkla ASA (a)	303,413
2,721	Yara International ASA	137,743

	Total Norway	4,257,911

	Poland — 0.4%
80,643	ORLEN SA	2,597,445
143,893	PGE Polska Grupa Energetyczna SA *	454,435

	Total Poland	3,051,880

	Portugal — 0.2%
279,459	Banco Comercial Portugues SA – Class R	293,528
57,875	Galp Energia SGPS SA	1,255,824
5,720	Jeronimo Martins SGPS SA	150,327

	Total Portugal	1,699,679

	Singapore — 0.7%
278,400	CapitaLand Integrated Commercial Trust – (REIT)	538,617
86,600	Singapore Exchange Ltd.	1,243,630
16,400	Wilmar International Ltd.	45,593
1,130,700	Yangzijiang Shipbuilding Holdings Ltd.	3,864,699

	Total Singapore	5,692,539

	South Korea — 2.5%
12,475	Doosan Bobcat, Inc.	562,532
12,666	Hankook Tire & Technology Co. Ltd.	641,561
38,235	HMM Co. Ltd.	566,721
2,995	Hyundai Glovis Co. Ltd.	603,044
8,786	Hyundai Mobis Co. Ltd.	3,158,149
3,085	Hyundai Motor Co.	1,446,323
24,419	Kia Corp.	3,486,730
10,353	LG Corp.	774,705
31,160	LG Electronics, Inc.	3,152,308
1,179	POSCO Holdings, Inc. Sponsored ADR (a)	82,047
1,150	POSCO Holdings, Inc.	330,050
17,340	Samsung Electronics Co. Ltd.	2,595,300
4,901	Shinhan Financial Group Co. Ltd. ADR (a)	327,436
3,769	Shinhan Financial Group Co. Ltd.	253,490
4,286	SK Square Co. Ltd. *	1,923,633

	Total South Korea	19,904,029

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Spain — 1.4%
7,107	Aena SME SA (a)	224,000
33,900	Amadeus IT Group SA (a)	2,096,781
82,668	Banco Bilbao Vizcaya Argentaria SA (a)	1,914,723
316,710	Banco Santander SA (a)	3,994,367
256,389	Mapfre SA (a)	1,191,718
80,993	Repsol SA (a)	1,832,918

	Total Spain	11,254,507

	Sweden — 1.4%
67,051	Atlas Copco AB – B Shares (a)	1,256,981
1,054	Atlas Copco AB – Class A (a)	22,676
18,819	Boliden AB * (a)	1,491,739
55,902	Investor AB – B Shares (a)	2,331,759
14,483	Sandvik AB (a)	638,283
4,126	Securitas AB – B Shares (a)	73,425
21,539	Skanska AB – B Shares (a)	660,318
58,360	SKF AB – B Shares (a)	1,668,203
14,403	Svenska Cellulosa AB SCA – Class B (a)	195,533
46,556	Tele2 AB – Class B (a)	982,525
161,756	Telefonaktiebolaget LM Ericsson – B Shares (a)	1,869,896

	Total Sweden	11,191,338

	Switzerland — 1.2%
15,738	ABB Ltd. (Registered) (a)	1,465,778
6,330	BKW AG (a)	1,243,838
17,417	Logitech International SA (Registered) (a)	1,597,892
22,739	Nestle SA (Registered) (a)	2,484,472
1,672	Novartis AG (Registered) (a)	281,133
59	Roche Holding AG (a)	28,078
280	Roche Holding AG – Class BR	138,785
2,761	Schindler Holding AG (Registered) (a)	1,006,513
26,030	UBS Group AG (Registered) (a)	1,081,542
246	VAT Group AG (a)	173,500

	Total Switzerland	9,501,531

	Taiwan — 1.4%
39,000	Asustek Computer, Inc.	659,025
219,000	Compal Electronics, Inc.	219,704
356,000	Evergreen Marine Corp. Taiwan Ltd.	2,234,164
25,000	Pegatron Corp.	58,514
8,000	Realtek Semiconductor Corp.	122,440
127,251	Taiwan Semiconductor Manufacturing Co. Ltd.	7,940,229
78,000	Wan Hai Lines Ltd.	190,643
54,000	Yang Ming Marine Transport Corp.	98,906

	Total Taiwan	11,523,625

	Thailand — 0.7%
308,200	Kasikornbank PCL NVDR	1,992,329
2,351,500	Krung Thai Bank PCL NVDR	2,589,442
255,800	PTT Exploration & Production PCL NVDR	1,131,456
98,600	PTT PCL NVDR	117,348

Shares	Description	Value ($)

	Thailand — continued
48,300	SCB X PCL NVDR	230,616

	Total Thailand	6,061,191

	Turkey — 0.1%
129,508	Turk Hava Yollari AO	907,777

	United Kingdom — 4.6%
76,913	3i Group PLC (a)	3,436,156
897,114	BT Group PLC (a)	2,614,727
460,373	Centrica PLC (a)	1,234,603
18,441	Coca-Cola HBC AG – Class DI (a)	1,197,030
119,412	Compass Group PLC (a)	3,656,810
72,599	Diageo PLC (a)	1,628,144
22,779	Experian PLC (a)	857,383
12,791	Fresnillo PLC	729,845
41,910	GSK PLC Sponsored ADR	2,478,138
30,461	GSK PLC	905,096
564,805	Haleon PLC	3,100,180
59,342	HSBC Holdings PLC (a)	1,109,162
87,849	JD Sports Fashion PLC (a)	96,777
392,253	Kingfisher PLC (a)	1,973,044
5,884	Next PLC (a)	1,072,297
73,801	Pearson PLC (a)	949,768
21,600	Rentokil Initial PLC ADR (a) (b)	675,648
51,866	Sage Group PLC (a)	570,720
7,311	Shell PLC ADR (a)	610,542
22,725	Smiths Group PLC (a)	840,152
21,735	Standard Chartered PLC (a)	536,146
44,240	Unilever PLC (a)	3,250,847
1,068,107	Vodafone Group PLC (a)	1,644,703
148,695	Vodafone Group PLC Sponsored ADR (a)	2,283,955

	Total United Kingdom	37,451,873

	United States — 86.8%
24,492	AAON, Inc. (d)	2,478,590
34,015	Abbott Laboratories (d)	3,957,645
16,174	Accenture PLC – Class A (a) (d)	3,375,837
13,723	Acushnet Holdings Corp. (d)	1,404,275
28,666	ACV Auctions, Inc. – Class A * (d)	139,317
12,312	Adobe, Inc. * (a)	3,230,792
240,413	Air Lease Corp. (d)	15,588,379
1,600	Air Products & Chemicals, Inc. (b)	441,072
14,562	Allegion PLC (a)	2,346,666
10,135	Allstate Corp. (a) (d)	2,174,160
28,247	Alphabet, Inc. – Class A (a) (d)	8,806,285
1,501	Alphabet, Inc. – Class C (a)	467,456
29,471	Amazon.com, Inc. * (d)	6,188,910
8,018	American Electric Power Co., Inc. (a) (d)	1,072,969
8,814	Amphenol Corp. – Class A (a)	1,287,373
7,300	Annaly Capital Management, Inc. – (REIT) (a)	169,652
31,077	Apple, Inc. (a)	8,209,922
1,887	Applied Materials, Inc. (d)	702,530

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
16,606	AptarGroup, Inc. (a) (d)	2,386,448
14,387	Aptiv PLC * (a)	1,058,020
60,203	Aramark (a) (d)	2,519,496
7,437	Arch Capital Group Ltd. * (a) (d)	744,816
9,032	Atrium Therapeutics, Inc.	133,222
51,000	Avantor, Inc. * (b) (d)	461,550
71,314	Axalta Coating Systems Ltd. *	2,382,601
20,196	Axcelis Technologies, Inc. * (a)	1,668,392
11,337	Badger Meter, Inc. (d)	1,728,099
15,137	Balchem Corp. (a)	2,746,306
40,652	Bank of America Corp. (a)	2,025,689
4,572	Bank of New York Mellon Corp. (a)	544,525
4,000	Becton Dickinson & Co. (a) (b)	705,920
46,794	Best Buy Co., Inc. (d)	2,899,824
2,882	Block, Inc. – Class A * (a)	183,583
21,812	Booz Allen Hamilton Holding Corp. (d)	1,719,440
15,744	Boston Scientific Corp. * (a)	1,209,926
38,946	Bristol-Myers Squibb Co. (d)	2,429,062
11,236	Broadcom, Inc. (a)	3,590,464
11,413	Brown-Forman Corp. – Class B (d)	329,379
20,119	Bruker Corp. (d)	806,973
17,222	Builders FirstSource, Inc. * (d)	1,796,082
1,858	Bunge Global SA (d)	224,168
23,675	Cactus, Inc. – Class A (d)	1,278,450
14,361	Capital One Financial Corp. (a) (d)	2,809,586
50	Cboe Global Markets, Inc. (d)	14,986
6,968	CBRE Group, Inc. – Class A * (a)	1,028,895
16,741	CF Industries Holdings, Inc. (a) (d)	1,666,399
6,585	CH Robinson Worldwide, Inc. (d)	1,219,871
7,500	Charles Schwab Corp. (d)	714,000
80,698	Chart Industries, Inc. * (a)	16,728,695
4,400	Charter Communications, Inc. – Class A * (a) (b)	1,032,372
3,612	Chubb Ltd. (a)	1,231,186
1,634	Ciena Corp. * (a)	569,776
16,303	Cigna Group (a)	4,724,935
15,499	Cirrus Logic, Inc. * (a) (d)	2,187,219
4,544	Cisco Systems, Inc. (d)	361,066
29,541	Citigroup, Inc. (d)	3,255,123
3,875	Citizens Financial Group, Inc. (a)	233,236
8,099	Clean Harbors, Inc. * (d)	2,374,627
136,607	CNH Industrial NV (d)	1,680,266
31,440	Coca-Cola Co. (d)	2,564,246
7,180	Coca-Cola Consolidated, Inc. (a)	1,453,232
15,400	Cognex Corp. (b) (d)	837,760
60,777	Cognizant Technology Solutions Corp. – Class A (a) (b) (d)	3,915,862
20,787	Cohen & Steers, Inc. (a) (d)	1,390,027
137,658	Comcast Corp. – Class A (a) (b) (d)	4,261,892
1,080	Comfort Systems USA, Inc. (a)	1,543,720
307,734	Confluent, Inc. – Class A * (a) (d)	9,438,202
7,393	Consolidated Edison, Inc. (d)	831,860
15,849	Constellation Brands, Inc. – Class A (d)	2,501,923
17,500	Cooper Cos., Inc. * (b)	1,464,225

Shares	Description	Value ($)

	United States — continued
3,572	Corebridge Financial, Inc. (a)	92,300
12,681	Corteva, Inc. (a) (b) (d)	1,016,002
4,871	CorVel Corp. *	251,246
2,235	Cummins, Inc. (d)	1,304,949
50,778	CVS Health Corp. (a)	4,057,162
2,200	Darden Restaurants, Inc. (d)	470,470
10,857	Deckers Outdoor Corp. * (a)	1,273,200
15,112	Dell Technologies, Inc. – Class C (d)	2,237,785
25,482	Delta Air Lines, Inc. (a) (d)	1,674,167
41,356	Devon Energy Corp. (a) (d)	1,800,227
5,204	Dick’s Sporting Goods, Inc. (d)	1,059,691
28,679	Dolby Laboratories, Inc. – Class A (d)	1,909,161
3,930	Dollar General Corp. (a)	614,023
5,920	Dover Corp. (a) (d)	1,334,960
13,340	DR Horton, Inc. (d)	2,139,603
8,891	Duke Energy Corp. (d)	1,163,387
39,148	eBay, Inc. (d)	3,556,987
12,797	Edison International (a) (d)	956,448
13,346	Edwards Lifesciences Corp. * (a) (d)	1,154,029
74,777	Electronic Arts, Inc. (a)	14,998,023
15,829	Elevance Health, Inc. (a) (d)	5,065,280
2,861	Eli Lilly & Co. (d)	3,009,743
1,748	EMCOR Group, Inc. (a)	1,266,636
12,986	Entegris, Inc. (d)	1,719,996
27,681	EOG Resources, Inc. (a) (d)	3,434,658
4,849	EPAM Systems, Inc. * (d)	683,709
305,984	Essential Utilities, Inc. (a)	12,230,180
4,839	Everest Group Ltd. (a)	1,623,436
11,875	Evergy, Inc. (d)	993,463
159,782	Exact Sciences Corp. *	16,518,263
25,217	Exelon Corp. (d)	1,247,485
3,584	Expedia Group, Inc. (a)	773,033
2,960	Expeditors International of Washington, Inc. (d)	429,289
2,947	Fabrinet * (d)	1,607,972
3,852	FedEx Corp. (a)	1,490,724
1,608	Fiserv, Inc. * (a)	100,162
32,700	Fluor Corp. * (b) (d)	1,710,537
203,241	Ford Motor Co. (a) (d)	2,863,666
18,537	Fox Corp. – Class A (d)	1,044,375
3,402	Fox Corp. – Class B (a)	175,985
12,276	FTI Consulting, Inc. * (a) (d)	2,018,420
25,711	Gaming & Leisure Properties, Inc. – (REIT) (a) (d)	1,257,525
40,895	GE HealthCare Technologies, Inc. (a) (d)	3,446,222
31,099	General Mills, Inc. (d)	1,406,608
35,366	General Motors Co. (a)	2,783,658
37,700	Gitlab, Inc. – Class A * (b) (d)	991,510
4,727	Global Payments, Inc. (d)	361,426
20,800	GlobalFoundries, Inc. * (a) (b) (d)	989,040
28,865	Globus Medical, Inc. – Class A * (a)	2,755,453
1,279	Goldman Sachs Group, Inc. (a)	1,099,390
34,328	Halliburton Co. (d)	1,235,808
12,678	Hartford Insurance Group, Inc. (d)	1,785,443

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
97,827	Hewlett Packard Enterprise Co. (a) (d)	2,100,346
8,594	Hilton Worldwide Holdings, Inc. (d)	2,679,437
314,738	Hologic, Inc. * (a)	23,718,656
7,251	Houlihan Lokey, Inc. (a) (d)	1,187,496
168,159	HP, Inc. (a) (d)	3,193,339
2,213	Humana, Inc. (d)	421,665
6,724	Huntington Bancshares, Inc. (d)	112,963
1,863	IDEXX Laboratories, Inc. * (a)	1,223,488
36,714	Incyte Corp. * (d)	3,718,027
1,236	Installed Building Products, Inc. (d)	405,111
21,206	Intel Corp. * (a)	967,206
4,287	Interactive Brokers Group, Inc. – Class A (a)	305,192
757	International Business Machines Corp. (d)	181,839
28,500	International Paper Co. (a) (b)	1,241,175
7,295	Intuitive Surgical, Inc. * (a) (d)	3,673,105
19,928	Jack Henry & Associates, Inc. (a) (d)	3,237,503
10,904	Jacobs Solutions, Inc. (a) (b) (d)	1,503,225
20,988	Janus Henderson Group PLC (a)	1,093,475
27,163	Johnson & Johnson (a) (d)	6,748,104
5,571	Kadant, Inc. (d)	1,889,516
784,174	Kenvue, Inc. (a)	14,993,407
39,500	Keurig Dr. Pepper, Inc. (a) (b)	1,196,060
22,671	Kimberly-Clark Corp. (a) (b)	2,526,456
55,007	Kimco Realty Corp. – (REIT) (a)	1,295,415
1,585	KLA Corp. (a)	2,416,412
132,471	Kraft Heinz Co. (a) (b)	3,260,111
11,401	Kroger Co. (a) (d)	778,004
31,879	Lam Research Corp. (a)	7,456,179
19,400	Lamb Weston Holdings, Inc. (b) (d)	934,886
4,281	Landstar System, Inc. (a)	697,589
20,775	Las Vegas Sands Corp. (a)	1,178,358
6,222	Leidos Holdings, Inc. (a) (d)	1,089,472
18,234	Lennar Corp. – Class A (a) (d)	2,085,240
223,025	Liberty Broadband Corp. – Class C * (a)	12,179,395
33,100	LKQ Corp. (b) (d)	1,095,941
2,619	LPL Financial Holdings, Inc. (d)	786,695
9,515	Lululemon Athletica, Inc. * (d)	1,761,893
44,003	LyondellBasell Industries NV – Class A (a) (d)	2,531,053
1,037	M&T Bank Corp. (d)	225,008
19,539	Malibu Boats, Inc. – Class A * (d)	567,803
12,510	Marzetti Co. (a) (d)	2,055,893
3,534	Masco Corp. (a)	253,105
54,271	Masimo Corp. *	9,516,420
2,518	Mastercard, Inc. – Class A (a)	1,302,335
56,068	Merck & Co., Inc. (a) (d)	6,942,340
15,195	Meta Platforms, Inc. – Class A (a) (b) (d)	9,849,095
24,185	Microsoft Corp. (a) (d)	9,498,417
1,074	Monolithic Power Systems, Inc. (d)	1,227,303
15,152	Monster Beverage Corp. * (a) (d)	1,292,466
6,488	Morgan Stanley (a)	1,080,317
1,560	NetApp, Inc. (d)	154,487
31,865	Netflix, Inc. * (a) (b) (d)	3,066,688

Shares	Description	Value ($)

	United States — continued
8,160	Neurocrine Biosciences, Inc. * (d)	1,079,160
35,403	New York Times Co. – Class A (a)	2,824,805
2,593	Nordson Corp. (a)	760,890
23,542	Norfolk Southern Corp. (a)	7,409,609
1,681	Northrop Grumman Corp. (d)	1,217,683
276,351	Northwestern Energy Group, Inc. (a) (d)	19,333,516
19,873	Nucor Corp. (a) (d)	3,515,136
20,416	Ollie’s Bargain Outlet Holdings, Inc. * (a)	2,186,554
30,106	Omnicom Group, Inc. (d)	2,567,741
36,388	ON Semiconductor Corp. * (d)	2,419,074
403,967	Onestream, Inc. * (a) (d)	9,529,582
694	PACCAR, Inc. (a)	87,506
9,168	Paycom Software, Inc. (d)	1,153,609
70,427	PayPal Holdings, Inc. (a)	3,254,432
93,500	Penn Entertainment, Inc. * (a) (b) (d)	1,462,340
10,592	Pentair PLC (a)	1,050,620
81,868	Pfizer, Inc. (a)	2,263,650
168,589	Pinterest, Inc. – Class A * (d)	2,887,930
3,169	PPG Industries, Inc. (d)	390,643
2,649	Preformed Line Products Co. (d)	671,919
18,371	PriceSmart, Inc. (a) (d)	2,840,524
13,092	Principal Financial Group, Inc. (a)	1,249,239
5,439	Progressive Corp. (d)	1,162,097
16,222	PulteGroup, Inc. (a) (d)	2,225,658
13,507	Qnity Electronics, Inc. (d)	1,712,147
18,319	QUALCOMM, Inc. (a) (d)	2,607,893
7,476	Quest Diagnostics, Inc. (d)	1,584,239
3,928	Raymond James Financial, Inc. (d)	601,298
4,287	RBC Bearings, Inc. * (a) (d)	2,468,969
4,451	Regeneron Pharmaceuticals, Inc.	3,479,213
44,887	Regions Financial Corp. (d)	1,249,205
6,259	Ross Stores, Inc. (a)	1,287,101
18,603	Salesforce, Inc. (a) (d)	3,623,678
35,053	Silicon Laboratories, Inc. * (a) (d)	7,169,390
43,248	Solventum Corp. * (b) (d)	3,209,002
17,609	State Street Corp. (a) (d)	2,264,870
14,450	Steel Dynamics, Inc. (d)	2,790,729
25,166	StepStone Group, Inc. – Class A (a)	1,085,661
19,741	Super Micro Computer, Inc. * (d)	639,411
53,294	Synchrony Financial (d)	3,683,148
34,937	T. Rowe Price Group, Inc. (d)	3,306,088
43,077	Target Corp. (a) (b) (d)	4,901,732
4,856	TE Connectivity PLC (a) (d)	1,117,608
800	Teradyne, Inc. (a) (d)	256,024
25,100	Terex Corp. (b) (d)	1,726,629
19,577	Texas Instruments, Inc. (d)	4,152,477
34,622	Textron, Inc. (a) (d)	3,415,460
9,839	Thermo Fisher Scientific, Inc. (d)	5,127,201
15,607	TJX Cos., Inc. (a) (d)	2,523,028
10,115	Tradeweb Markets, Inc. – Class A (a)	1,246,724
670	Travelers Cos., Inc. (a) (d)	206,789
40,660	Trex Co., Inc. *	1,684,137
18,153	Trimble, Inc. * (a) (d)	1,213,891
307,877	TXNM Energy, Inc. (a)	18,170,901

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
125,598	U.S. Bancorp (a)	6,865,187
29,016	Uber Technologies, Inc. * (d)	2,188,387
1,879	Ulta Beauty, Inc. * (a)	1,286,720
27,056	United Airlines Holdings, Inc. * (a) (d)	2,876,053
23,536	United Parcel Service, Inc. – Class B (a) (d)	2,729,235
364	United Rentals, Inc. (d)	305,760
2,474	United Therapeutics Corp. * (d)	1,246,649
14,503	UnitedHealth Group, Inc. (a) (d)	4,253,295
10,921	Universal Display Corp. (d)	1,165,161
10,490	Universal Health Services, Inc. – Class B (d)	2,161,989
6,387	Valero Energy Corp. (a)	1,307,036
4,505	VeriSign, Inc. (a) (d)	1,026,870
74,080	Verizon Communications, Inc. (a) (d)	3,714,371
2,930	Vertiv Holdings Co. – Class A (a)	746,828
41,752	VICI Properties, Inc. – (REIT) (a) (d)	1,261,328
10,427	Visa, Inc. – Class A (a)	3,338,100
1,047	Walt Disney Co. (a)	111,024
874,242	Warner Bros Discovery, Inc. * (a) (b)	24,627,397
542	Waters Corp. *	173,089
227,628	Webster Financial Corp. (a)	16,418,808
10,597	Wells Fargo & Co. (a) (d)	863,126
5,225	Williams-Sonoma, Inc. (d)	1,074,521
3,901	Woodward, Inc. (a) (d)	1,508,751
1,080	WW Grainger, Inc. (a) (d)	1,236,308
14,198	XPEL, Inc. * (d)	605,119
2,943	Yum! Brands, Inc. (d)	494,895
981	Zebra Technologies Corp. – Class A * (a) (d)	219,705
7,223	Zoetis, Inc.	946,935
38,427	Zoom Communications, Inc. * (a)	2,841,292

	Total United States	705,369,977

	TOTAL COMMON STOCKS (COST $983,463,092)	1,100,796,800

	PREFERRED STOCKS (f) —0.6%

	Brazil — 0.0%
122,200	Cia Energetica de Minas Gerais	287,712

	Germany — 0.5%
18,959	Bayerische Motoren Werke AG	1,978,557
18,063	Volkswagen AG (a)	2,147,703

	Total Germany	4,126,260

	South Korea — 0.1%
492	Hyundai Motor Co. (c)	110,640
542	Hyundai Motor Co. (c)	121,190
2,532	Samsung Electronics Co. Ltd.	254,313

	Total South Korea	486,143

	TOTAL PREFERRED STOCKS (COST $3,983,377)	4,900,115

	Shares/ Par Value†	Description	Value ($)

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.0%
	176,256	Resolute Forest Products, Inc. * (e)	264,384

		United States — 0.1%
	13,635	ABIOMED, Inc. * (e)	21,816
	117,606	Akero Therapeutics, Inc. * (e)	58,803
	195,149	Bristol-Myers Squibb Co. * (e)	585,447
	38,486	Pershing Square Holdings Ltd. * (e)	11,546
	121,981	Walgreens Boots Alliance, Inc. * (e)	60,990

		Total United States	738,602

		TOTAL RIGHTS/WARRANTS (COST $689,714)	1,002,986

		INVESTMENT FUNDS — 1.6%

		United States — 1.6%
	9,856,086	Altaba, Inc. (e)	12,812,912

		TOTAL INVESTMENT FUNDS (COST $12,090,464)	12,812,912

		DEBT OBLIGATIONS — 25.6%

		Dominican Republic — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
DOP	100,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,076,617

		Kazakhstan — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
KZT	183,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	376,605

		Malaysia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
MYR	7,300,000	Malaysia Government Bonds, 3.90%, due 11/30/26	1,889,858

		Paraguay — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
PYG	1,660,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	257,111

		SupraNational — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
NGN	320,000,000	Asian Development Bank, 20.00%, due 03/27/26	234,780

		Uganda — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
UGX	660,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	186,083

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

	Par Value†	Description	Value ($)

		United States — 24.9%
		U.S. Government — 22.4%
	4,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/27 (g)	4,901,680
	69,845,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (a) (g)	69,928,161
	62,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (a) (g)	62,174,645
	8,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27 (a) (g)	8,714,149
	36,650,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28 (g)	36,648,335

		Total U.S. Government	182,366,970

		U.S. Government Agency — 2.5%
	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 03/01/40	15,388,380
	3,100,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	3,179,633
	1,500,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/56	1,299,438

		Total U.S. Government Agency	19,867,451

		Total United States	202,234,421

		Uruguay — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	13,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	356,854
UYU	14,000,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	383,948

		Total Uruguay	740,802

		TOTAL DEBT OBLIGATIONS (COST $207,285,466)	207,996,277

	Shares / Par Value†	Description	Value ($)

		SHORT-TERM INVESTMENTS — 18.2%

		Money Market Funds — 0.7%
	5,944,401	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (h)	5,944,401

		Repurchase Agreements — 15.4%
	125,060,250	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/27/26, maturing on 03/02/26 with a maturity value of $125,098,289 and an effective yield of 3.65%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $127,775,225.	125,060,250

		Sovereign and Sovereign Agency Issuers — 2.1%
EGP	58,000,000	Egypt Treasury Bills, Zero Coupon, due 09/01/26	1,075,510
EGP	34,000,000	Egypt Treasury Bills, Zero Coupon, due 10/06/26	617,559
EGP	64,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	1,153,815
JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 04/06/26	12,798,671
NGN	600,000,000	Nigeria OMO Bills, Zero Coupon, due 04/07/26	430,656
NGN	1,500,000,000	Nigeria OMO Bills, Zero Coupon, due 08/04/26	1,013,938

		Total Sovereign and Sovereign Agency Issuers	17,090,149

		TOTAL SHORT-TERM INVESTMENTS (COST $148,008,046)	148,094,800

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.IG.45	CITI	0.50%	03/18/26	USD 30,000,000	Fixed Spread	Pay	88,729

	TOTAL PURCHASED OPTIONS (COST $48,360)						88,729

	TOTAL INVESTMENTS — 181.5%
	(Cost $1,355,568,519)						1,475,692,619

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (86.4)%

	Common Stocks — (82.8)%

	Australia — (2.4)%
(169,018)	APA Group	(1,106,211)
(289)	Cochlear Ltd.	(40,924)
(11,909)	Commonwealth Bank of Australia	(1,477,567)
(38,376)	GPT Group – (REIT)	(138,153)
(27,086)	Insurance Australia Group Ltd.	(128,336)
(193,788)	Lottery Corp. Ltd.	(760,031)
(100,854)	Lynas Rare Earths Ltd. *	(1,336,743)
(6,946)	Macquarie Group Ltd.	(1,054,127)
(5,328)	National Australia Bank Ltd.	(185,695)
(20,417)	NEXTDC Ltd. *	(201,479)
(3,012)	Northern Star Resources Ltd.	(66,022)
(11,216)	Pro Medicus Ltd.	(1,035,098)
(4,195)	REA Group Ltd.	(496,300)
(74,097)	Scentre Group – (REIT)	(201,414)
(27,121)	SGH Ltd.	(899,991)
(1,030,005)	Sigma Healthcare Ltd.	(2,076,143)
(431,350)	South32 Ltd.	(1,413,052)
(140,527)	Transurban Group	(1,432,631)
(45,170)	Vicinity Ltd. – (REIT)	(78,735)
(27,193)	Washington H Soul Pattinson & Co. Ltd.	(739,768)
(5,183)	Westpac Banking Corp.	(156,677)
(58,019)	WiseTech Global Ltd.	(1,964,140)
(1,891)	Woolworths Group Ltd.	(48,478)
(45,431)	Xero Ltd. *	(2,681,831)

	Total Australia	(19,719,546)

	Belgium — (0.4)%
(10,927)	Anheuser-Busch InBev SA	(888,531)
(9,696)	Elia Group SA	(1,540,537)
(2,388)	Groupe Bruxelles Lambert NV	(239,612)
(51)	Lotus Bakeries NV	(634,296)
(5,131)	Syensqo SA	(292,547)

	Total Belgium	(3,595,523)

	Brazil — (0.3)%
(139,741)	NU Holdings Ltd. – Class A *	(2,093,320)

	Canada — (2.1)%
(35,300)	AltaGas Ltd.	(1,199,742)
(2,700)	AtkinsRealis Group, Inc.	(187,152)
(400)	Bombardier, Inc. – Class B *	(82,663)
(4,000)	Brookfield Asset Management Ltd. – Class A	(187,000)
(1,200)	Brookfield Corp.	(52,626)
(22,828)	Brookfield Renewable Corp.	(975,440)
(12,630)	Cameco Corp.	(1,495,392)
(1,900)	Dollarama, Inc.	(279,724)
(23,014)	Enbridge, Inc.	(1,222,964)
(3,900)	Equinox Gold Corp. *	(73,194)
(5,666)	Franco-Nevada Corp.	(1,589,936)

Shares	Description	Value ($)

	Canada — continued
(23,167)	GFL Environmental, Inc.	(1,023,750)
(51,000)	Keyera Corp.	(1,946,454)
(1,500)	OR Royalties, Inc.	(71,071)
(23,227)	Pan American Silver Corp.	(1,595,695)
(29,639)	Pembina Pipeline Corp.	(1,303,820)
(17,118)	Restaurant Brands International, Inc.	(1,227,532)
(30,500)	Saputo, Inc.	(973,549)
(11,500)	Tourmaline Oil Corp.	(539,907)
(6,633)	Wheaton Precious Metals Corp.	(1,085,490)

	Total Canada	(17,113,101)

	Chile — (0.1)%
(18,888)	Latam Airlines Group SA ADR	(1,060,750)

	China — (0.3)%
(10,000)	Akeso, Inc. *	(136,236)
(7,200)	BeOne Medicines Ltd. – Class H *	(177,742)
(28,000)	Genscript Biotech Corp. *	(42,670)
(841)	H World Group Ltd. ADR	(46,087)
(14,000)	Innovent Biologics, Inc. *	(152,318)
(1,300)	Legend Biotech Corp. ADR*	(24,700)
(214,241)	NIO, Inc. *	(1,043,354)
(25,630)	NIO, Inc. – Class A *	(126,700)
(23,919)	XPeng, Inc. *	(420,018)
(13,000)	XPeng, Inc. – Class A *	(113,965)

	Total China	(2,283,790)

	Denmark — (1.0)%
(27,266)	Coloplast AS – Class B	(2,112,645)
(531)	DSV AS	(137,063)
(22,260)	Novonesis Novozymes B – Class B	(1,323,885)
(65,890)	Orsted AS *	(1,552,287)
(103,490)	Tryg AS	(2,562,586)
(1,867)	Zealand Pharma AS *	(108,071)

	Total Denmark	(7,796,537)

	Finland — (0.4)%
(10,616)	Kesko OYJ – Class B	(261,599)
(62,067)	Nordea Bank Abp	(1,201,029)
(51,238)	Sampo OYJ – Class A	(567,875)
(75,468)	Stora Enso OYJ – Class R	(1,023,698)

	Total Finland	(3,054,201)

	France — (0.8)%
(14,764)	Aeroports de Paris SA	(2,060,079)
(216)	Dassault Aviation SA	(86,754)
(20,180)	Edenred SE	(466,420)
(919)	Gecina SA – (REIT)	(84,845)
(73,117)	Getlink SE	(1,587,536)
(773)	Hermes International SCA	(1,857,877)
(12,760)	Renault SA	(482,559)

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	France — continued
(1,504)	Unibail-Rodamco-Westfield – (REIT) *	(188,432)

	Total France	(6,814,502)

	Germany — (2.6)%
(21,757)	BASF SE	(1,246,244)
(24,908)	Bayer AG (Registered)	(1,232,468)
(23,577)	Commerzbank AG	(956,510)
(3,747)	CTS Eventim AG & Co. KGaA	(303,432)
(60,752)	Delivery Hero SE *	(1,397,289)
(955)	Deutsche Boerse AG	(260,995)
(113,708)	Deutsche Lufthansa AG (Registered)	(1,214,566)
(74,631)	Evonik Industries AG	(1,297,622)
(31,684)	Hensoldt AG	(2,779,469)
(1,613)	HOCHTIEF AG	(778,049)
(8,955)	LEG Immobilien SE	(749,151)
(5,509)	MTU Aero Engines AG	(2,374,583)
(158)	Rheinmetall AG	(312,551)
(4,791)	RWE AG	(308,199)
(13,742)	Siemens Energy AG	(2,661,518)
(10,188)	Talanx AG	(1,281,451)
(45,545)	Vonovia SE	(1,544,317)

	Total Germany	(20,698,414)

	Hong Kong — (0.7)%
(98,600)	AIA Group Ltd.	(1,087,708)
(44,500)	CK Infrastructure Holdings Ltd.	(377,346)
(28,000)	Galaxy Entertainment Group Ltd.	(148,992)
(15,000)	Henderson Land Development Co. Ltd.	(67,804)
(28,900)	Hongkong Land Holdings Ltd.	(250,210)
(94,200)	Link REIT	(465,714)
(276,000)	MTR Corp. Ltd.	(1,314,422)
(422,400)	Sands China Ltd.	(954,287)
(78,000)	Swire Pacific Ltd. – Class A	(837,872)
(114,000)	Wharf Holdings Ltd.	(377,205)

	Total Hong Kong	(5,881,560)

	Israel — (0.5)%
(2,781)	Monday.com Ltd. *	(202,012)
(38,143)	Teva Pharmaceutical Industries Ltd. ADR*	(1,291,522)
(35,785)	Wix.com Ltd. *	(2,521,411)

	Total Israel	(4,014,945)

	Italy — (1.3)%
(79,340)	Banca Monte dei Paschi di Siena SpA	(774,278)
(10,447)	Ferrari NV	(3,947,109)
(80,557)	FinecoBank Banca Fineco SpA	(1,895,836)
(23,368)	Generali	(995,035)
(188,672)	Infrastrutture Wireless Italiane SpA	(2,001,870)
(293,617)	Nexi SpA	(1,199,293)

	Total Italy	(10,813,421)

Shares	Description	Value ($)

	Japan — (6.4)%
(9,500)	Advantest Corp.	(1,645,109)
(164,700)	Aeon Co. Ltd.	(2,344,737)
(47,900)	ANA Holdings, Inc.	(1,044,450)
(37,300)	Asics Corp.	(1,143,085)
(45,200)	Chiba Bank Ltd.	(672,297)
(6,000)	Disco Corp.	(2,884,832)
(27,200)	East Japan Railway Co.	(671,853)
(23,300)	Eisai Co. Ltd.	(784,430)
(7,200)	Fujikura Ltd.	(1,229,418)
(2,100)	Hikari Tsushin, Inc.	(593,701)
(105,300)	IHI Corp.	(2,880,757)
(151,300)	Japan Exchange Group, Inc.	(2,059,031)
(70,900)	Japan Post Bank Co. Ltd.	(1,388,013)
(12,200)	Kawasaki Heavy Industries Ltd.	(1,418,595)
(15,800)	KDDI Corp.	(271,405)
(3,400)	Keyence Corp.	(1,432,935)
(18,000)	Kioxia Holdings Corp. *	(2,432,599)
(35,900)	Kobe Bussan Co. Ltd.	(854,233)
(700)	Lasertec Corp.	(150,922)
(7,800)	Mitsubishi Heavy Industries Ltd.	(248,648)
(13,200)	Mizuho Financial Group, Inc.	(588,904)
(163,800)	MonotaRO Co. Ltd.	(2,177,732)
(481,000)	Nissan Motor Co. Ltd. *	(1,325,132)
(49,200)	Nitori Holdings Co. Ltd.	(985,597)
(2,200)	Oracle Corp. Japan	(132,808)
(228,600)	Oriental Land Co. Ltd.	(4,118,531)
(576,600)	Rakuten Group, Inc. *	(3,061,079)
(50,600)	Resona Holdings, Inc.	(617,412)
(49,000)	Sanrio Co. Ltd.	(1,796,513)
(7,200)	Seibu Holdings, Inc.	(213,740)
(5,024)	Shimano, Inc.	(536,341)
(124,100)	Shiseido Co. Ltd.	(2,620,323)
(100)	SMC Corp.	(47,835)
(2,830,300)	SoftBank Corp.	(3,871,291)
(42,000)	SoftBank Group Corp.	(1,075,450)
(13,800)	Tokyo Metro Co. Ltd.	(147,682)
(43,800)	Tokyu Corp.	(559,725)
(55,400)	Toyota Motor Corp.	(1,342,251)
(14,500)	Zensho Holdings Co. Ltd.	(920,414)

	Total Japan	(52,289,810)

	Mexico — (0.0)%
(511)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(133,248)

	Netherlands — (2.1)%
(1,277)	Adyen NV *	(1,499,616)
(56,031)	Aegon Ltd.	(426,415)
(46,633)	Akzo Nobel NV	(3,285,155)
(11,803)	BE Semiconductor Industries NV	(2,644,905)
(149,226)	CVC Capital Partners PLC	(2,129,219)
(2,396)	DSM-Firmenich AG	(171,121)
(11,990)	Heineken NV	(1,110,500)
(73,069)	InPost SA *	(1,311,582)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Netherlands — continued
(32,788)	Koninklijke Philips NV	(1,050,703)
(165,710)	Universal Music Group NV	(3,731,355)

	Total Netherlands	(17,360,571)

	New Zealand — (0.2)%
(65,669)	Auckland International Airport Ltd.	(361,224)
(84,740)	Contact Energy Ltd.	(472,379)
(33,483)	Infratil Ltd.	(225,100)
(68,214)	Meridian Energy Ltd.	(231,269)

	Total New Zealand	(1,289,972)

	Norway — (0.6)%
(63,736)	Kongsberg Gruppen ASA	(2,584,580)
(41,982)	Salmar ASA	(2,517,856)

	Total Norway	(5,102,436)

	Peru — (0.4)%
(12,785)	Southern Copper Corp.	(2,791,015)

	Portugal — (0.2)%
(95,176)	EDP Renovaveis SA	(1,503,606)

	Singapore — (1.0)%
(89,383)	CapitaLand Integrated Commercial Trust – (REIT)	(172,928)
(594,700)	CapitaLand Investment Ltd.	(1,437,124)
(465,584)	Grab Holdings Ltd. – Class A *	(1,964,764)
(158,300)	Keppel Ltd.	(1,635,019)
(12,922)	Sea Ltd. ADR*	(1,401,391)
(225,200)	Singapore Airlines Ltd.	(1,277,166)

	Total Singapore	(7,888,392)

	South Africa — (0.0)%
(16,048)	Sibanye Stillwater Ltd. ADR*	(284,210)

	Spain — (1.6)%
(295,497)	Banco Santander SA ADR	(3,652,343)
(172,234)	Banco Santander SA	(2,172,226)
(78,303)	Cellnex Telecom SA *	(2,975,962)
(53,143)	Ferrovial SE	(3,960,681)
(33,931)	Grifols SA	(425,697)

	Total Spain	(13,186,909)

	Sweden — (1.4)%
(76,019)	Beijer Ref AB	(1,186,073)
(86,233)	EQT AB	(2,657,805)
(167,912)	Fastighets AB Balder – B Shares *	(1,261,743)
(40,187)	Hexagon AB – B Shares	(457,177)
(20,087)	Holmen AB – Class B	(790,687)
(2,371)	Lifco AB – B Shares	(84,125)
(89,434)	Nibe Industrier AB – B Shares	(365,434)
(1,754)	Saab AB – Class B	(128,072)
(4,995)	Spotify Technology SA *	(2,572,125)

Shares	Description	Value ($)

	Sweden — continued
(105,330)	Svenska Cellulosa AB SCA – Class B	(1,429,943)

	Total Sweden	(10,933,184)

	Switzerland — (1.5)%
(3,044)	Alcon AG	(263,879)
(44,512)	Avolta AG	(2,926,187)
(6,881)	Banque Cantonale Vaudoise (Registered)	(1,052,695)
(293)	Barry Callebaut AG (Registered)	(550,713)
(31)	Chocoladefabriken Lindt & Spruengli AG	(511,799)
(5,311)	Cie Financiere Richemont SA – Class A (Registered)	(1,082,688)
(726)	Galderma Group AG	(137,004)
(333)	Helvetia Baloise Holding AG	(86,473)
(187)	Lonza Group AG (Registered)	(130,066)
(1,552)	Partners Group Holding AG	(1,724,662)
(1,975)	Straumann Holding AG (Registered)	(236,458)
(3,188)	Swatch Group AG – Class BR	(815,623)
(46)	Swiss Life Holding AG (Registered)	(52,677)
(7,460)	Swiss Prime Site AG (Registered)	(1,423,515)
(7,273)	Swiss Re AG	(1,280,333)
(276)	VAT Group AG	(194,659)

	Total Switzerland	(12,469,431)

	United Kingdom — (2.8)%
(11,843)	Antofagasta PLC	(680,413)
(664)	Aon PLC – Class A	(222,752)
(115,084)	BP PLC	(745,907)
(52,326)	Entain PLC	(405,419)
(217,375)	Informa PLC	(2,455,092)
(16,949)	InterContinental Hotels Group PLC	(2,329,136)
(25,022)	Land Securities Group PLC – (REIT)	(217,385)
(16,365)	London Stock Exchange Group PLC	(1,949,783)
(101,318)	Melrose Industries PLC	(770,953)
(216,957)	Phoenix Group Holdings PLC	(2,240,894)
(9,456)	Reckitt Benckiser Group PLC	(833,063)
(142,485)	Rentokil Initial PLC (b)	(880,320)
(127,121)	Rolls-Royce Holdings PLC	(2,285,900)
(23,253)	Segro PLC – (REIT)	(263,232)
(65,320)	Severn Trent PLC	(2,883,184)
(5,448)	St. James’s Place PLC	(98,649)
(52,203)	United Utilities Group PLC	(978,514)
(16,816)	Whitbread PLC	(588,756)
(132,567)	Wise PLC – Class A *	(1,536,036)

	Total United Kingdom	(22,365,388)

	United States — (51.7)%
(7,327)	3M Co.	(1,211,300)
(14,519)	AbbVie, Inc.	(3,369,570)
(3,012)	AECOM	(295,116)
(880)	AeroVironment, Inc. *	(221,980)
(67,458)	Affirm Holdings, Inc. *	(3,169,177)
(5,300)	Agilent Technologies, Inc.	(643,314)
(4,316)	Air Products & Chemicals, Inc. (b)	(1,189,792)

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
(4,200)	Alexandria Real Estate Equities, Inc. – (REIT)	(226,968)
(8,535)	Alnylam Pharmaceuticals, Inc. *	(2,841,472)
(14,800)	American Healthcare REIT, Inc.	(773,152)
(10,096)	American International Group, Inc.	(812,627)
(93,325)	American Water Works Co., Inc.	(12,695,000)
(6,400)	Americold Realty Trust, Inc. – (REIT)	(85,696)
(4,169)	Amrize Ltd. * (c)	(270,943)
(17,037)	Amrize Ltd. * (c)	(1,092,875)
(3,444)	Analog Devices, Inc.	(1,225,341)
(9,100)	Annaly Capital Management, Inc. – (REIT)	(211,484)
(10,100)	Antero Resources Corp. *	(371,781)
(6,900)	Apollo Global Management, Inc.	(721,740)
(13,100)	Applied Digital Corp. *	(357,237)
(3,686)	AppLovin Corp. – Class A *	(1,602,562)
(9,238)	ARES Management Corp. – Class A	(1,034,748)
(1,300)	Arrowhead Pharmaceuticals, Inc. *	(82,251)
(15,026)	Arthur J Gallagher & Co.	(3,428,933)
(8,000)	AST SpaceMobile, Inc. *	(633,520)
(9,397)	Astera Labs, Inc. *	(1,116,646)
(45,775)	AT&T, Inc.	(1,282,158)
(600)	ATI, Inc. *	(98,154)
(183,200)	Aurora Innovation, Inc. *	(857,376)
(7,231)	Axon Enterprise, Inc. *	(3,922,094)
(1,500)	Baker Hughes Co.	(97,890)
(3,800)	Bank of New York Mellon Corp.	(452,580)
(59,465)	Baxter International, Inc.	(1,211,302)
(4,322)	Becton Dickinson & Co. (b)	(762,747)
(661)	Bentley Systems, Inc. – Class B	(24,160)
(4,852)	Biogen, Inc. *	(930,711)
(270,680)	Black Hills Corp.	(19,938,289)
(7,379)	Blackstone, Inc.	(836,557)
(11,029)	Block, Inc. – Class A *	(702,547)
(23,265)	Bloom Energy Corp. – Class A *	(3,621,663)
(63,400)	Blue Owl Capital, Inc.	(668,870)
(22,961)	Boeing Co. *	(5,224,316)
(3,700)	Bridgebio Pharma, Inc. *	(245,976)
(2,400)	Bright Horizons Family Solutions, Inc. *	(178,848)
(12,451)	Brown & Brown, Inc.	(894,231)
(12,029)	Burlington Stores, Inc. *	(3,691,339)
(900)	BXP, Inc. – (REIT)	(51,822)
(2,300)	Camden Property Trust – (REIT)	(249,182)
(2,323)	Carlisle Cos., Inc.	(917,051)
(4,500)	Carlyle Group, Inc.	(233,955)
(1,100)	Carpenter Technology Corp.	(437,877)
(12,075)	Carvana Co. *	(4,034,982)
(3,500)	Casella Waste Systems, Inc. – Class A *	(326,060)
(5,400)	Cava Group, Inc. *	(445,338)
(671)	Cencora, Inc.	(249,706)
(4,991)	Centene Corp. *	(223,996)
(52,642)	Charter Communications, Inc. – Class A * (b)	(12,351,392)
(5,000)	Chewy, Inc. – Class A *	(137,100)
(623)	Ciena Corp. *	(217,240)

Shares	Description	Value ($)

	United States — continued
(10,385)	Cintas Corp.	(2,088,735)
(9,400)	Cleveland-Cliffs, Inc. *	(100,204)
(29,296)	Cloudflare, Inc. – Class A *	(5,044,478)
(803)	CME Group, Inc.	(256,559)
(742,940)	Coeur Mining, Inc. *	(20,170,821)
(9,500)	Coherent Corp. *	(2,459,835)
(12,421)	Coinbase Global, Inc. – Class A *	(2,184,233)
(5,330)	Constellation Energy Corp.	(1,758,260)
(6,272)	Cooper Cos., Inc. * (b)	(524,778)
(5,802)	CoreWeave, Inc. – Class A *	(461,607)
(2,260)	Corpay, Inc. *	(734,726)
(240)	Costco Wholesale Corp.	(242,590)
(11,845)	Credo Technology Group Holding Ltd. *	(1,329,838)
(4,481)	Crown Castle, Inc. – (REIT)	(401,229)
(2,700)	Cytokinetics, Inc. *	(167,994)
(4,898)	Danaher Corp.	(1,031,715)
(15,662)	Dexcom, Inc. *	(1,150,061)
(7,112)	Diamondback Energy, Inc.	(1,238,057)
(18,637)	Digital Realty Trust, Inc. – (REIT)	(3,302,476)
(7,985)	Dollar Tree, Inc. *	(1,009,943)
(18,213)	Dominion Energy, Inc.	(1,149,969)
(11,568)	DoorDash, Inc. – Class A *	(2,041,405)
(41,715)	Dow, Inc.	(1,281,902)
(128,518)	DraftKings, Inc. – Class A *	(3,063,869)
(5,700)	DT Midstream, Inc.	(791,388)
(22,160)	DuPont de Nemours, Inc. (b)	(1,108,886)
(9,900)	Dutch Bros, Inc. – Class A *	(530,739)
(30,900)	D-Wave Quantum, Inc. *	(580,302)
(25,407)	EchoStar Corp. – Class A *	(2,935,271)
(5,128)	Ecolab, Inc.	(1,581,219)
(52,896)	EQT Corp.	(3,248,872)
(6,161)	Equifax, Inc.	(1,287,403)
(284)	Equinix, Inc. – (REIT)	(276,690)
(6,372)	Equitable Holdings, Inc.	(256,282)
(7,900)	Erie Indemnity Co. – Class A	(2,128,576)
(11,513)	Estee Lauder Cos., Inc. – Class A	(1,260,328)
(2,267)	Fair Isaac Corp. *	(3,195,019)
(70,854)	Fastenal Co.	(3,262,118)
(89,905)	Fidelity National Information Services, Inc.	(4,581,559)
(433)	First Citizens BancShares, Inc. – Class A	(821,899)
(25,587)	Fiserv, Inc. *	(1,593,814)
(2,200)	Flutter Entertainment PLC *	(233,508)
(5,100)	FTAI Aviation Ltd.	(1,559,580)
(28,300)	GameStop Corp. – Class A *	(680,049)
(3,625)	Gartner, Inc. *	(569,850)
(1,691)	GE Vernova, Inc.	(1,477,258)
(1,300)	Glaukos Corp. *	(156,520)
(80)	Goldman Sachs Group, Inc.	(68,766)
(3,900)	Guardant Health, Inc. *	(366,210)
(9,900)	Guidewire Software, Inc. *	(1,438,668)
(11,000)	Healthcare Realty Trust, Inc. – (REIT)	(202,950)
(1,900)	HealthEquity, Inc. *	(145,331)
(63,069)	Healthpeak Properties, Inc. – (REIT)	(1,115,060)
(29,000)	Hecla Mining Co.	(722,390)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
(3,136)	Home Depot, Inc.	(1,193,938)
(10,295)	HubSpot, Inc. *	(2,723,130)
(22,951)	Hyatt Hotels Corp. – Class A	(3,706,587)
(1,140)	IDEX Corp.	(238,796)
(11,367)	Illumina, Inc. *	(1,528,407)
(13,459)	Ingersoll Rand, Inc.	(1,267,030)
(13,942)	Insmed, Inc. *	(2,081,959)
(12,257)	Insulet Corp. *	(3,022,699)
(42,000)	Intel Corp. *	(1,915,620)
(1,900)	Interactive Brokers Group, Inc. – Class A	(135,261)
(700)	Intercontinental Exchange, Inc.	(114,891)
(37,749)	International Flavors & Fragrances, Inc.	(3,104,100)
(28,673)	International Paper Co. (b)	(1,248,709)
(2,100)	Ionis Pharmaceuticals, Inc. *	(170,415)
(139,071)	IonQ, Inc. *	(5,336,154)
(6,428)	IQVIA Holdings, Inc. *	(1,149,391)
(2,200)	Iron Mountain, Inc. – (REIT)	(238,326)
(2,266)	J.M. Smucker Co.	(262,743)
(1,500)	Jefferies Financial Group, Inc.	(66,600)
(597)	Johnson Controls International PLC	(86,147)
(23,500)	Keurig Dr. Pepper, Inc. (b)	(711,580)
(3,000)	KeyCorp	(62,220)
(114,687)	Kimberly-Clark Corp. (b)	(12,780,719)
(27,600)	Kimco Realty Corp. – (REIT)	(649,980)
(29,458)	KKR & Co., Inc.	(2,582,877)
(48,077)	Kraft Heinz Co. (b)	(1,183,175)
(4,400)	Kratos Defense & Security Solutions, Inc. *	(379,192)
(1,108)	Labcorp Holdings, Inc.	(320,345)
(40,984)	Liberty Media Corp.-Liberty Formula One – Class C *	(3,753,725)
(9,026)	Linde PLC	(4,585,930)
(30,046)	Live Nation Entertainment, Inc. *	(4,871,658)
(3,500)	Lumentum Holdings, Inc. *	(2,453,185)
(200)	Madrigal Pharmaceuticals, Inc. NULL*	(86,400)
(1,218)	Marsh & McLennan Cos., Inc.	(227,449)
(114)	Martin Marietta Materials, Inc.	(77,129)
(42,012)	Marvell Technology, Inc.	(3,431,960)
(1,918)	Mastercard, Inc. – Class A	(992,009)
(10,700)	McCormick & Co., Inc.	(760,128)
(2,225)	McKesson Corp.	(2,196,898)
(1,720)	MercadoLibre, Inc. *	(3,023,038)
(16,447)	Microchip Technology, Inc.	(1,227,604)
(8,816)	MongoDB, Inc. *	(2,895,792)
(1,639)	Moody’s Corp.	(782,770)
(500)	Morgan Stanley	(83,255)
(843)	Motorola Solutions, Inc.	(406,545)
(16,800)	MP Materials Corp. *	(989,016)
(4,816)	MSCI, Inc.	(2,753,933)
(14,796)	Natera, Inc. *	(3,078,160)
(1,200)	Newmont Corp.	(156,000)
(17,422)	NextEra Energy, Inc.	(1,633,661)
(10,718)	NIKE, Inc. – Class B	(666,445)
(7,038)	NiSource, Inc.	(332,897)
(47,232)	Nutanix, Inc. – Class A *	(1,808,041)

Shares	Description	Value ($)

	United States — continued
(8,029)	Occidental Petroleum Corp.	(426,179)
(17,332)	Oklo, Inc. *	(1,091,049)
(53,924)	Okta, Inc. *	(3,909,490)
(6,548)	Old Dominion Freight Line, Inc.	(1,329,571)
(3,400)	Omega Healthcare Investors, Inc. – (REIT)	(164,118)
(46,391)	ONEOK, Inc.	(3,839,783)
(16,000)	Opendoor Technologies, Inc. *	(86,720)
(14,008)	O’Reilly Automotive, Inc. *	(1,315,071)
(44,193)	Otis Worldwide Corp.	(4,090,504)
(19,912)	Palantir Technologies, Inc. – Class A *	(2,731,727)
(4,233)	Palo Alto Networks, Inc. *	(630,378)
(13,257)	Paychex, Inc.	(1,241,518)
(42,200)	PG&E Corp.	(801,800)
(2,900)	Planet Fitness, Inc. – Class A *	(238,235)
(1,600)	Public Service Enterprise Group, Inc.	(137,712)
(5,377)	Pure Storage, Inc. – Class A *	(345,311)
(16,300)	QXO, Inc. *	(390,385)
(27,811)	Realty Income Corp. – (REIT)	(1,863,337)
(2,600)	Regency Centers Corp. – (REIT)	(205,400)
(4,400)	Reinsurance Group of America, Inc. – Class A	(949,212)
(3,812)	Republic Services, Inc.	(872,948)
(3,500)	Revolution Medicines, Inc. *	(357,070)
(16,900)	Rigetti Computing, Inc. *	(294,398)
(10,000)	Riot Platforms, Inc. *	(162,900)
(266,336)	Rivian Automotive, Inc. – Class A *	(4,082,931)
(40,076)	Robinhood Markets, Inc. – Class A *	(3,039,765)
(49,019)	ROBLOX Corp. – Class A *	(3,365,645)
(73,534)	Rocket Cos., Inc. – Class A	(1,337,583)
(45,391)	Rocket Lab Corp. *	(3,136,518)
(5,000)	Roku, Inc. *	(492,050)
(33,745)	Rollins, Inc.	(2,054,733)
(500)	Royal Caribbean Cruises Ltd.	(155,480)
(6,963)	RTX Corp.	(1,410,843)
(20,300)	Rubrik, Inc. – Class A *	(1,054,788)
(7,800)	Ryan Specialty Holdings, Inc.	(306,930)
(2,405)	S&P Global, Inc.	(1,062,721)
(92,756)	Samsara, Inc. – Class A *	(2,680,648)
(4,834)	Seagate Technology Holdings PLC	(1,971,499)
(25,445)	ServiceNow, Inc. *	(2,748,314)
(1,500)	Shift4 Payments, Inc. – Class A *	(66,105)
(207,231)	Snap, Inc. – Class A *	(1,079,674)
(22,832)	Snowflake, Inc. *	(3,845,137)
(114,124)	SoFi Technologies, Inc. *	(2,026,842)
(9,400)	Southern Co.	(915,372)
(24,321)	Starbucks Corp.	(2,383,944)
(3,400)	Starwood Property Trust, Inc. – (REIT)	(60,554)
(1,686)	STERIS PLC	(425,462)
(14,780)	Strategy, Inc. *	(1,914,010)
(15,076)	Sun Communities, Inc. – (REIT)	(2,057,271)
(8,637)	Take-Two Interactive Software, Inc. *	(1,826,553)
(16,028)	Targa Resources Corp.	(3,779,402)
(7,000)	TechnipFMC PLC	(464,170)
(1,500)	Tempus AI, Inc. *	(79,875)

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
(7,516)	Tesla, Inc. *	(3,025,265)
(8,777)	Texas Pacific Land Corp.	(4,601,693)
(6,151)	T-Mobile U.S., Inc.	(1,335,321)
(21,672)	Tractor Supply Co.	(1,123,476)
(7,193)	Trade Desk, Inc. – Class A *	(171,337)
(798)	TransDigm Group, Inc.	(1,039,626)
(13,428)	TransUnion	(1,054,769)
(1,300)	Truist Financial Corp.	(64,103)
(4,500)	Twilio, Inc. – Class A *	(544,320)
(3,501)	Tyler Technologies, Inc. *	(1,241,770)
(41,399)	UDR, Inc. – (REIT)	(1,552,463)
(24,975)	Union Pacific Corp.	(6,617,876)
(19,700)	Unity Software, Inc. *	(359,131)
(1,200)	Upstart Holdings, Inc. *	(32,676)
(8,400)	Uranium Energy Corp. *	(128,772)
(2,400)	Varonis Systems, Inc. *	(55,440)
(2,100)	Vaxcyte, Inc. *	(129,654)
(37,604)	Ventas, Inc. – (REIT)	(3,239,961)
(1,384)	Verisk Analytics, Inc.	(287,277)
(484)	Vertex Pharmaceuticals, Inc. *	(240,466)
(22,158)	Vistra Corp.	(3,853,055)
(7,400)	Vornado Realty Trust – (REIT)	(204,092)
(3,200)	W.R. Berkley Corp.	(229,440)
(15,073)	Waste Connections, Inc.	(2,594,515)
(3,521)	Waste Management, Inc.	(847,998)
(585)	Waters Corp. *	(186,822)
(9,504)	Watsco, Inc.	(3,966,304)
(12,400)	Welltower, Inc. – (REIT)	(2,568,288)
(8,789)	Western Digital Corp.	(2,458,283)
(50,574)	Williams Cos., Inc.	(3,778,889)
(3,558)	Willis Towers Watson PLC	(1,085,795)
(2,415)	Workday, Inc. – Class A *	(323,030)
(48,400)	Zillow Group, Inc. – Class C *	(2,159,608)
(9,982)	Zimmer Biomet Holdings, Inc.	(982,628)
(21,235)	Zscaler, Inc. *	(3,121,333)

	Total United States	(420,614,253)

	TOTAL COMMON STOCKS (PROCEEDS $641,510,553)	(673,152,035)

	PREFERRED STOCKS (f) — (0.4)%

	Germany — (0.4)%
(7,007)	Sartorius AG	(1,983,340)
(21,432)	Dr. Ing hc F Porsche AG	(1,044,845)

	TOTAL PREFERRED STOCKS (PROCEEDS $3,141,752)	(3,028,185)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — (0.0)%

	United States — (0.0)%
(1,710)	GameStop Corp. *	(7,353)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $0)	(7,353)

	DEBT OBLIGATIONS — (3.2)%

	United States — (3.2)%

	U.S. Government Agency — (3.2)%
(15,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/41	(14,313,523)
(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	(11,799,009)

	Total United States	(26,112,532)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $25,895,351)	(26,112,532)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $670,547,656)	(702,300,105)

	Other Assets and Liabilities (net) — 4.9%	39,707,443

	TOTAL NET ASSETS — 100.0%	$813,099,957

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/09/2026	MSCI	CAD	2,080,000	USD	1,534,623	7,304
04/30/2026	CITI	EUR	53,000	USD	63,260	461
04/30/2026	DB	EUR	11,316,966	USD	13,584,665	175,444
05/12/2026	DB	EUR	14,640,999	USD	17,500,740	143,202
05/18/2026	DB	EUR	9,130,000	USD	10,893,045	66,004
04/15/2026	CITI	GBP	80,000	USD	109,188	1,363
04/30/2026	JPM	GBP	3,752,075	USD	5,073,522	16,099
04/15/2026	SSB	GBP	1,240,000	USD	1,676,663	5,366
05/12/2026	MSCI	ILS	9,667,605	USD	3,138,743	49,768
03/18/2026	CITI	INR	203,000,000	USD	2,237,797	9,646
04/06/2026	SSB	JPY	2,000,000,000	USD	12,885,333	40,824
04/30/2026	SSB	JPY	329,889,749	USD	2,125,987	3,049
04/16/2026	SSB	KRW	830,000,000	USD	578,828	1,834
03/17/2026	GS	NZD	5,210,000	USD	3,140,875	14,050
05/05/2026	CITI	PEN	560,000	USD	166,920	308
05/19/2026	DB	PLN	4,900,000	USD	1,373,727	2,442
03/17/2026	BOA	SEK	18,300,000	USD	2,050,134	21,522
03/17/2026	MSCI	SEK	15,000,000	USD	1,666,088	3,291
04/20/2026	CITI	SGD	460,000	USD	365,484	584
04/20/2026	MSCI	SGD	250,000	USD	198,380	64
04/20/2026	SSB	SGD	530,000	USD	421,137	706
03/12/2026	JPM	USD	1,514,555	AUD	2,150,000	15,454
05/11/2026	MSCI	USD	10,536,887	AUD	14,938,002	89,725
04/30/2026	SSB	USD	1,296,595	AUD	1,833,255	7,690
03/12/2026	SSB	USD	936,406	AUD	1,320,000	2,949
03/03/2026	BCLY	USD	10,501,257	BRL	57,751,334	763,998
05/05/2026	BCLY	USD	10,415,322	BRL	54,607,535	83,361
03/03/2026	CITI	USD	1,943,328	BRL	10,450,000	95,100
03/03/2026	GS	USD	729,141	BRL	3,850,000	21,859
05/05/2026	JPM	USD	27,213,039	BRL	142,446,654	173,333
03/03/2026	MSCI	USD	24,148,138	BRL	133,140,453	1,822,886
04/24/2026	GS	USD	1,487,463	CAD	2,031,713	5,339
04/09/2026	MSCI	USD	7,355,290	CAD	10,130,000	83,045
04/24/2026	MSCI	USD	18,596,729	CAD	25,360,354	36,799
04/09/2026	MSCI	USD	767,087	CHF	590,312	3,785
04/09/2026	SSB	USD	2,613,857	CHF	2,017,265	20,432
04/15/2026	CITI	USD	241,145	CZK	5,000,000	2,767
04/15/2026	JPM	USD	4,500,874	CZK	93,500,000	60,277
04/15/2026	MSCI	USD	463,197	CZK	9,600,000	5,114
04/30/2026	BOA	USD	990,544	EUR	837,024	1,227
04/30/2026	DB	USD	251,818	EUR	213,000	561
04/30/2026	GS	USD	1,429,035	EUR	1,207,123	1,259
05/18/2026	MSCI	USD	793,600	EUR	670,000	936
05/19/2026	GS	USD	1,490,887	HUF	479,520,539	6,196
05/06/2026	GS	USD	4,815,316	IDR	80,983,900,000	424
05/06/2026	MSCI	USD	759,992	IDR	12,800,000,000	1,165
05/06/2026	SSB	USD	627,353	IDR	10,600,000,000	2,980
04/16/2026	CITI	USD	108,744	KRW	158,830,175	1,671
03/09/2026	CITI	USD	2,645,068	KRW	3,853,785,107	31,835

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/09/2026	GS	USD	5,130,704	KRW	7,419,613,265	23,084
03/09/2026	JPM	USD	7,228,026	KRW	10,451,219,222	31,566
04/16/2026	SSB	USD	464,374	KRW	670,000,000	1,392
04/15/2026	BCLY	USD	14,546,070	MXN	262,118,725	617,369
03/03/2026	JPM	USD	10,903,710	MXN	202,220,756	838,292
05/05/2026	MSCI	USD	5,931,160	MXN	102,768,869	3,645
04/15/2026	SSB	USD	686,983	MXN	12,000,000	7,212
04/15/2026	BCLY	USD	1,188,168	NOK	11,500,000	21,010
04/15/2026	MSCI	USD	17,469,954	NOK	175,427,768	975,554
04/30/2026	SSB	USD	40,363,584	NOK	385,663,892	182,994
05/05/2026	CITI	USD	428,160	PEN	1,440,000	272
04/07/2026	DB	USD	287,473	PHP	17,000,000	6,941
04/07/2026	GS	USD	4,474,728	PHP	266,300,000	137,184
04/07/2026	MSCI	USD	162,113	PHP	9,500,000	2,412
03/17/2026	CITI	USD	1,903,321	SEK	17,200,000	3,353
03/23/2026	GS	USD	862,923	SEK	7,786,975	561
03/17/2026	JPM	USD	1,050,658	SEK	9,500,000	2,447
03/17/2026	MSCI	USD	1,292,356	SEK	11,700,000	4,626
04/20/2026	SSB	USD	648,404	SGD	830,000	10,005
04/22/2026	CITI	USD	1,566,946	THB	48,700,000	5,656
04/30/2026	BCLY	USD	4,718,898	TRY	218,500,000	26,221
04/30/2026	DB	USD	173,550	ZAR	2,800,000	1,567
04/30/2026	MSCI	USD	15,289,208	ZAR	245,800,000	83,556
04/30/2026	CITI	ZAR	2,800,000	USD	175,332	215
05/26/2026	CITI	AUD	6,270,831	USD	4,417,561	(42,584)
03/12/2026	GS	AUD	1,320,000	USD	935,138	(4,217)
05/26/2026	MSCI	AUD	23,084,974	USD	16,279,622	(139,625)
05/11/2026	SSB	AUD	14,938,002	USD	10,477,854	(148,759)
03/12/2026	SSB	AUD	9,210,000	USD	6,520,202	(33,933)
03/03/2026	BCLY	BRL	54,607,535	USD	10,565,042	(86,969)
03/03/2026	CITI	BRL	1,200,000	USD	217,184	(16,894)
03/03/2026	GS	BRL	2,350,000	USD	434,911	(23,491)
03/03/2026	JPM	BRL	142,446,654	USD	27,605,941	(180,395)
03/03/2026	MSCI	BRL	4,587,597	USD	844,477	(50,402)
04/09/2026	CITI	CAD	6,090,000	USD	4,449,238	(22,575)
04/09/2026	JPM	CAD	1,890,000	USD	1,382,168	(5,636)
04/15/2026	SSB	CHF	16,767,275	USD	21,235,830	(674,175)
04/09/2026	SSB	CHF	54,873,906	USD	70,994,756	(663,540)
04/15/2026	MSCI	CZK	55,600,000	USD	2,680,718	(31,581)
04/30/2026	BOA	EUR	45,877,634	USD	54,286,297	(73,084)
04/30/2026	SSB	EUR	258,000	USD	305,534	(164)
04/15/2026	DB	GBP	1,030,000	USD	1,385,458	(2,797)
04/15/2026	MSCI	GBP	1,660,000	USD	2,228,128	(9,254)
05/19/2026	CITI	HUF	180,000,000	USD	559,441	(2,526)
05/06/2026	GS	IDR	29,385,857,000	USD	1,747,369	(73)
03/18/2026	MSCI	INR	22,000,000	USD	241,350	(125)
03/09/2026	JPM	KRW	1,626,584,287	USD	1,124,225	(5,628)
04/16/2026	MSCI	KRW	1,290,000,000	USD	885,620	(11,155)
04/16/2026	SSB	KRW	640,000,000	USD	438,954	(5,957)

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
04/15/2026	CITI	MXN	3,600,000	USD	208,147	(111)
04/15/2026	GS	MXN	3,600,000	USD	208,047	(212)
03/03/2026	JPM	MXN	21,698,412	USD	1,225,466	(34,458)
03/03/2026	MSCI	MXN	139,496,498	USD	8,084,139	(15,762)
03/03/2026	SSB	MXN	41,025,845	USD	2,305,698	(76,479)
04/15/2026	SSB	MXN	17,100,000	USD	987,499	(1,728)
04/15/2026	CITI	NOK	17,700,000	USD	1,829,119	(31,963)
04/15/2026	MSCI	NOK	28,900,000	USD	2,893,904	(144,812)
03/17/2026	BCLY	NZD	2,950,000	USD	1,764,630	(5,837)
04/30/2026	BCLY	NZD	6,615,314	USD	3,959,579	(17,166)
05/05/2026	CITI	PEN	1,600,000	USD	475,525	(510)
05/05/2026	MSCI	PEN	720,000	USD	214,002	(213)
04/07/2026	GS	PHP	55,000,000	USD	924,183	(28,333)
04/07/2026	SSB	PHP	13,500,000	USD	232,981	(818)
05/19/2026	GS	PLN	650,000	USD	181,508	(397)
05/26/2026	GS	RON	16,141,896	USD	3,708,104	(20,294)
03/23/2026	SSB	SEK	36,900,950	USD	4,043,238	(48,644)
04/20/2026	CITI	SGD	1,270,000	USD	1,003,170	(4,275)
04/20/2026	DB	SGD	250,000	USD	198,031	(285)
04/20/2026	MSCI	SGD	660,000	USD	523,512	(43)
04/20/2026	SSB	SGD	460,000	USD	364,600	(301)
04/22/2026	CITI	THB	15,900,000	USD	512,616	(820)
05/05/2026	SSB	TWD	11,400,000	USD	361,735	(2,246)
05/11/2026	CITI	USD	662,361	CLP	570,000,000	(9,376)
05/11/2026	DB	USD	208,621	CLP	180,000,000	(2,415)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
05/11/2026	MSCI	USD	860,767	CLP	734,096,500	(19,795)
05/11/2026	CITI	USD	291,788	COP	1,086,500,000	(7,119)
05/11/2026	MSCI	USD	16,644,618	COP	61,953,100,000	(412,545)
04/15/2026	CITI	USD	590,483	CZK	12,000,000	(5,094)
04/15/2026	MSCI	USD	1,056,277	CZK	21,500,000	(7,456)
04/15/2026	DB	USD	1,033,688	GBP	750,000	(22,823)
04/30/2026	JPM	USD	1,163,497	GBP	859,932	(4,395)
04/15/2026	MSCI	USD	3,384,027	GBP	2,490,000	(27,956)
05/06/2026	GS	USD	158,903	IDR	2,670,500,000	(100)
05/12/2026	CITI	USD	322,740	ILS	1,000,000	(3,222)
04/30/2026	BOA	USD	53,186,396	JPY	8,236,653,756	(181,098)
03/17/2026	MSCI	USD	26,057,854	JPY	3,979,915,155	(541,931)
04/16/2026	SSB	USD	448,936	KRW	640,000,000	(4,025)
03/17/2026	BCLY	USD	10,713,739	NZD	17,660,000	(114,944)
05/05/2026	MSCI	USD	14,562,818	PEN	48,860,000	(25,896)
03/23/2026	MSCI	USD	818,435	SEK	7,333,539	(5,232)
03/17/2026	MSCI	USD	2,073,620	SEK	18,400,000	(33,922)
04/22/2026	CITI	USD	6,641,999	THB	205,247,749	(14,217)
05/05/2026	CITI	USD	1,807,131	TWD	56,356,651	(7,766)
04/30/2026	CITI	ZAR	3,000,000	USD	186,067	(1,559)
04/30/2026	DB	ZAR	2,800,000	USD	174,788	(329)
03/27/2026	SSB	ZAR	45,507,763	USD	2,785,256	(67,739)

						$2,700,432

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
49	Australia Government Bond 10 Yr.	March 2026	3,855,751	48,208
63	Canadian Government Bond	June 2026	5,673,487	23,844
726	Corn(g)	May 2026	16,280,550	392,200
332	Cotton(g)	May 2026	10,891,260	307,507
198	Euro Bund	March 2026	30,468,197	383,485
19	Gold(g)	April 2026	9,971,010	593,316
66	Health Care Select Sector Futures	March 2026	10,678,140	347,693
791	IODEX Futures(g)	April 2026	7,780,276	127,625
339	Lean Hogs(g)	April 2026	12,980,310	505,377
7	Natural Gas(g)	April 2026	201,670	(25,016)
30	Platinum(g)	April 2026	3,560,250	1,003,107
197	S&P 500 E-Mini	March 2026	67,856,650	(593,844)
20	S&P/TSX 60 Index Futures	March 2026	5,781,313	168,477
8	Silver(g)	May 2026	3,731,640	420,449
3	SPI 200 Futures	March 2026	489,437	101
697	Sugar(g)	April 2026	10,843,090	132,095
49	TOPIX Index	March 2026	12,326,951	927,515
16	U.S. Treasury Note 2 Yr. (CBT)	June 2026	3,348,375	6,626
36	U.S. Treasury Note 5 Yr. (CBT)	June 2026	3,965,063	22,641
22	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	2,568,156	14,657
5	U.S. Ultra Bond (CBT)	June 2026	607,969	5,077
173	UK Gilt Long Bond	June 2026	21,840,891	311,095
22	WTI Crude(g)	April 2026	1,471,580	53,224

			$247,172,016	$5,175,459

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
220	CAC40 10 Euro	March 2026	22,310,518	(645,650)
138	CBOE Volatility Index(g)	March 2026	2,847,782	(22,792)
73	Cocoa(g)	May 2026	2,108,240	863,573
180	Coffee(g)	May 2026	18,950,625	844,299
76	Copper(g)	May 2026	11,513,050	(146,321)
9	DAX Index Futures	March 2026	6,738,754	(88,612)
416	E-mini Russell 2000 Index	March 2026	54,801,760	(680,224)
37	E-mini Technology Select Sector Futures	March 2026	10,359,630	416,314
7	FTSE 100 Index	March 2026	1,029,334	(12,253)
208	FTSE 100 Index	March 2026	23,219,730	(537,881)
56	FTSE Taiwan Index	March 2026	15,639,517	(435,285)
136	Hang Seng Index	March 2026	23,053,907	445,815
169	IFSC NIFTY 50 Index	March 2026	8,561,141	79,818
179	KOSPI 200 Index	March 2026	29,173,827	(7,279,516)
126	Live Cattle Futures(g)	April 2026	11,704,140	209,901
277	MSCI Singapore	March 2026	10,092,114	105,021
108	NY Harbor ULSD Futures(g)	April 2026	11,482,430	(949,588)
486	OMX Stockholm 30 Index	March 2026	17,326,021	(426,258)
9	RBOB Gasoline(g)	April 2026	866,754	(51,260)
54	Soybean(g)	May 2026	3,161,025	(103,636)
44	Soybean Meal(g)	May 2026	1,410,200	(59,795)
560	Soybean Oil(g)	May 2026	20,781,600	(1,447,380)
132	Swiss Market New Index Futures	March 2026	23,911,621	(865,063)
206	WCE Canola Futures(g)	May 2026	2,077,141	(38,707)
194	Wheat(g)	May 2026	5,737,550	(478,817)

			$338,858,411	$(11,304,297)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls
Corteva, Inc.(b)	60.00	03/20/26	(9)	USD	(72,108)	(18,900)
James Hardie Industries PLC(b)	20.00	03/20/26	(615)	USD	(1,497,525)	(307,500)
Kraft Heinz Co.(b)	27.50	03/20/26	(267)	USD	(657,087)	(1,068)
Cognizant Technology Solutions Corp.(b)	65.00	04/17/26	(110)	USD	(708,730)	(39,050)
Gitlab, Inc.(b)	45.00	04/17/26	(165)	USD	(433,950)	(4,125)
GlobalFoundries, Inc.(b)	35.00	04/17/26	(208)	USD	(989,040)	(272,480)
Solventum Corp.(b)	70.00	04/17/26	(101)	USD	(749,420)	(69,690)
Cooper Cos., Inc.(b)	70.00	05/15/26	(99)	USD	(828,333)	(173,250)
Cooper Cos., Inc.(b)	75.00	05/15/26	(76)	USD	(635,892)	(98,800)
Rentokil Initial PLC(b)	25.00	05/15/26	(216)	USD	(675,648)	(162,000)
Terex Corp.(b)	47.00	05/15/26	(121)	USD	(832,359)	(275,880)
Terex Corp.(b)	44.00	05/15/26	(130)	USD	(894,270)	(349,700)
Charter Communications, Inc.(b)	230.00	06/18/26	(44)	USD	(1,032,372)	(128,480)
International Paper Co.(b)	42.50	06/18/26	(285)	USD	(1,241,175)	(131,100)
Lamb Weston Holdings, Inc.(b)	62.50	06/18/26	(92)	USD	(443,348)	(7,820)
Lamb Weston Holdings, Inc.(b)	55.00	06/18/26	(102)	USD	(491,538)	(20,910)
Meta Platforms, Inc.(b)	620.00	06/18/26	(16)	USD	(1,037,088)	(113,520)

17	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Netflix, Inc.(b)	95.00	06/18/26	(77)	USD	(741,048)	(73,150)
Warner Bros Discovery, Inc.(b)	29.00	06/18/26	(3,485)	USD	(9,817,245)	(167,280)
TFI International, Inc.(b)	85.00	07/17/26	(69)	USD	(826,068)	(266,340)
Avantor, Inc.(b)	9.00	08/21/26	(510)	USD	(461,550)	(102,000)
Cognex Corp.(b)	35.00	08/21/26	(154)	USD	(837,760)	(340,340)
Gitlab, Inc.(b)	25.00	08/21/26	(212)	USD	(557,560)	(165,360)
LKQ Corp.(b)	32.50	08/21/26	(331)	USD	(1,095,941)	(129,090)
Air Products & Chemicals, Inc.(b)	280.00	09/18/26	(16)	USD	(441,072)	(37,120)
Becton Dickinson & Co.(b)	200.00	09/18/26	(40)	USD	(705,920)	(130,000)
Cognizant Technology Solutions Corp.(b)	62.50	09/18/26	(66)	USD	(425,238)	(65,340)
Comcast Corp.(b)	29.00	09/18/26	(206)	USD	(637,776)	(83,430)
Comcast Corp.(b)	31.00	09/18/26	(94)	USD	(291,024)	(26,602)
Fluor Corp.(b)	42.50	09/18/26	(265)	USD	(1,386,215)	(384,250)
Fluor Corp.(b)	47.50	09/18/26	(62)	USD	(324,322)	(66,960)
Keurig Dr. Pepper, Inc.(b)	28.00	09/18/26	(395)	USD	(1,196,060)	(165,900)
Kimberly-Clark Corp.(b)	100.00	09/18/26	(57)	USD	(635,208)	(83,505)
Kimberly-Clark Corp.(b)	105.00	09/18/26	(55)	USD	(612,920)	(60,720)
Kraft Heinz Co.(b)	25.00	09/18/26	(204)	USD	(502,044)	(35,088)
Meta Platforms, Inc.(b)	630.00	09/18/26	(8)	USD	(518,544)	(69,640)
Netflix, Inc.(b)	89.00	09/18/26	(48)	USD	(461,952)	(76,560)
Netflix, Inc.(b)	84.00	09/18/26	(36)	USD	(346,464)	(69,840)
Penn Entertainment, Inc.(b)	15.00	09/18/26	(531)	USD	(830,484)	(172,575)
Penn Entertainment, Inc.(b)	12.00	09/18/26	(404)	USD	(631,856)	(202,404)
Target Corp.(b)	105.00	09/18/26	(104)	USD	(1,183,416)	(171,600)
Jacobs Solutions, Inc.(b)	135.00	10/16/26	(34)	USD	(468,724)	(59,500)
Solventum Corp.(b)	70.00	10/16/26	(52)	USD	(385,840)	(59,800)

			Total Equity Options – Calls			(5,438,667)

Index Options – Puts
S&P 500 Index	6,735.00	03/04/26	(7)	USD	(4,815,216)	(9,842)
S&P 500 Index	6,730.00	03/04/26	(7)	USD	(4,815,216)	(9,590)
S&P 500 Index	6,740.00	03/04/26	(6)	USD	(4,127,328)	(9,000)
S&P 500 Index	6,720.00	03/04/26	(7)	USD	(4,815,216)	(8,750)
S&P 500 Index	6,710.00	03/04/26	(8)	USD	(5,503,104)	(9,120)
S&P 500 Index	6,725.00	03/04/26	(7)	USD	(4,815,216)	(9,037)
S&P 500 Index	6,715.00	03/04/26	(7)	USD	(4,815,216)	(8,400)
E-mini Russell 2000 Index	2,530.00	03/06/26	(46)	USD	(12,119,620)	(47,426)
E-mini Russell 2000 Index	2,535.00	03/06/26	(44)	USD	(11,592,680)	(52,008)
S&P 500 Index	6,640.00	03/06/26	(5)	USD	(3,439,440)	(7,100)
S&P 500 Index	6,940.00	03/06/26	(9)	USD	(6,190,992)	(81,000)
S&P 500 Index	6,650.00	03/06/26	(5)	USD	(3,439,440)	(7,400)
S&P 500 Index	6,660.00	03/06/26	(5)	USD	(3,439,440)	(8,150)
S&P 500 Index	6,645.00	03/06/26	(5)	USD	(3,439,440)	(7,350)
S&P 500 Index	6,655.00	03/06/26	(5)	USD	(3,439,440)	(7,915)
S&P 500 Index	6,635.00	03/06/26	(5)	USD	(3,439,440)	(6,935)
S&P 500 Index	6,630.00	03/06/26	(5)	USD	(3,439,440)	(6,675)
S&P 500 Index	6,920.00	03/13/26	(9)	USD	(6,190,992)	(91,080)
S&P 500 Index	6,940.00	03/20/26	(10)	USD	(6,878,880)	(127,600)
S&P 500 Index	6,940.00	03/27/26	(10)	USD	(6,878,880)	(139,800)
S&P 500 Index	6,875.00	04/02/26	(10)	USD	(6,878,880)	(125,500)
S&P 500 Index	6,910.00	04/10/26	(10)	USD	(6,878,880)	(150,500)

See accompanying notes to the financial statements.	18

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	6,875.00	04/17/26	(10)	USD	(6,878,880)	(146,000)

			Total Index Options – Puts			(1,076,178)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps - Puts
CDX.NA.IG.45	CITI	0.65%	03/18/26	USD (45,000,000)	Fixed Spread	Pay	(22,173)

				TOTAL WRITTEN OPTIONS
				(Premiums $5,185,611)			$(6,537,018)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.EUR.42	EUR	60,000,000	1.00%	0.44%	N/A	12/20/2029	Quarterly	(1,121,256)	(1,444,861)	(323,605)
CDX.NA.IG.45	USD	82,819,000	1.00%	0.95%	N/A	12/20/2035	Quarterly	(496,918)	(295,084)	201,834
ITRAXX.EUR.44	EUR	67,772,000	1.00%	0.97%	N/A	12/20/2035	Quarterly	(261,830)	(230,629)	31,201

Sell Protection^:
CDX.NA.HY.45	USD	5,965,740	5.00%	3.32%	5,965,740 USD	12/20/2030	Quarterly	453,255	403,052	(50,203)
CDX.NA.IG.45	USD	164,520,000	1.00%	0.56%	164,520,000 USD	12/20/2030	Quarterly	3,589,642	3,188,727	(400,915)
ITRAXX.EUR.44	EUR	135,215,000	1.00%	0.55%	135,215,000 EUR	12/20/2030	Quarterly	3,368,039	3,241,783	(126,256)
ITRAXX.XO.44	EUR	6,560,000	5.00%	2.60%	6,560,000 EUR	12/20/2030	Quarterly	808,006	782,009	(25,997)

								$6,338,938	$5,644,997	$(693,941)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CMBX.NA.BBB-.18	CGMI	USD	13,000,000	3.00%	5.76%	N/A	12/17/2057	Monthly	1,145,626	1,050,563	(95,063)
CMBX.NA.BBB-.18	GS	USD	6,500,000	3.00%	5.76%	N/A	12/17/2057	Monthly	418,437	525,281	106,844
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	5.76%	N/A	12/17/2057	Monthly	775,950	808,125	32,175
CMBX.NA.BBB-.18	MSCI	USD	6,500,000	3.00%	5.76%	N/A	12/17/2057	Monthly	455,000	525,281	70,281
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	2.93%	N/A	11/18/2064	Monthly	266,640	91,365	(175,275)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	2.93%	N/A	11/18/2064	Monthly	134,224	91,385	(42,839)

Sell Protection^:
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	1.06%	3,750,000 USD	12/20/2029	Quarterly	353,771	530,106	176,335
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	2.73%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	300,544	498,773

19	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.21%	100,000,000 EUR	12/20/2029	Quarterly	3,480,792	3,466,572	(14,220)
ITRAXX.EUR.44	BOA	EUR	50,000,000	1.00%	0.28%	50,000,000 EUR	12/20/2030	Quarterly	2,011,826	1,944,293	(67,533)
ITRAXX.XO.44	BNP	EUR	20,000,000	5.00%	0.63%	20,000,000 EUR	12/20/2030	Quarterly	4,655,030	4,533,013	(122,017)
CMBX.NA.BBB-.17	CGMI	USD	10,000,000	3.00%	5.63%	10,000,000 USD	12/15/2056	Monthly	(1,362,500)	(1,341,500)	21,000
CMBX.NA.BBB-.17	GS	USD	5,000,000	3.00%	5.63%	5,000,000 USD	12/15/2056	Monthly	(639,062)	(670,750)	(31,688)
CMBX.NA.BBB-.17	MSCI	USD	5,000,000	3.00%	5.63%	5,000,000 USD	12/15/2056	Monthly	(664,062)	(670,750)	(6,688)
CMBX.NA.AAA.10	GS	USD	4,547,289	0.50%	0.21%	4,547,289 USD	11/17/2059	Monthly	41,589	6,641	(34,948)
CMBX.NA.AAA.15	CGMI	USD	4,438,897	0.50%	0.51%	4,438,897 USD	11/18/2064	Monthly	(165,619)	(1,522)	164,097
CMBX.NA.AAA.15	GS	USD	1,727,624	0.50%	0.51%	1,727,625 USD	11/18/2064	Monthly	(26,581)	(592)	25,989
CMBX.NA.AAA.15	MSCI	USD	4,438,897	0.50%	0.51%	4,438,897 USD	11/18/2064	Monthly	(64,121)	(1,521)	62,600

									$10,618,711	$11,186,534	$567,823

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.09%	3 Month AUD BBSW	AUD	75,700,000	03/18/2028	Quarterly	36,780	102,846	66,066
CAD-CORRA-OIS-COMPOUND	2.56%	CAD	68,600,000	03/18/2028	Annually	52,180	270,566	218,386
CHF-SARON-OIS-COMPOUND	0.08%	CHF	85,400,000	03/18/2028	Annually	19,208	402,280	383,072
2.08%	EUR-EuroSTR-COMPOUND	EUR	23,100,000	03/18/2028	Annually	(9,535)	(100,575)	(91,040)
3.53%	GBP-SONIA-COMPOUND	GBP	73,800,000	03/18/2028	Annually	(26,351)	(357,810)	(331,459)
3 Month NZD Bank Bill Rate	3.14%	NZD	75,400,000	03/18/2028	Quarterly	(9,483)	148,863	158,346
2.03%	3 Month SEK STIBOR	SEK	71,200,000	03/18/2028	Quarterly	—	(7,770)	(7,770)
BRL-CDI	12.95%	BRL	23,603,804	01/02/2031	At Maturity	651	16,000	15,349
MXN-TIIE ON-OIS COMPOUND	7.89%	MXN	195,900,000	03/12/2031	Monthly	20,427	347,390	326,963
1.63%	CNY-CNREPOFIX=CFXS-Reuters	CNY	68,700,000	03/18/2031	Quarterly	(2,597)	(33,934)	(31,337)
COP-IBR-OIS-COMPOUND	10.30%	COP	20,900,000,000	03/18/2031	Quarterly	(10,326)	(266,961)	(256,635)
CZK-PRIBOR-PRBO	4.06%	CZK	210,200,000	03/18/2031	Semi-Annually	27,200	241,028	213,828
HKD-HIBOR-HKAB	2.86%	HKD	3,200,000	03/18/2031	Quarterly	(2,358)	5,698	8,056
6.01%	HUF-BUBOR-REUTERS	HUF	772,000,000	03/18/2031	Semi-Annually	(3,316)	(27,202)	(23,886)

See accompanying notes to the financial statements.	20

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.74%	ILS-SHIR-OIS COMPOUND	ILS	28,200,000	03/18/2031	Annually	(55,330)	(148,632)	(93,302)
5.96%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	263,300,000	03/18/2031	Semi-Annually	(3,874)	5,775	9,649
KRW-CD-KSDA-BLOOMBERG	3.30%	KRW	9,100,000,000	03/18/2031	Quarterly	1,520	24,028	22,508
MYR-KLIBOR-BNM	3.46%	MYR	38,100,000	03/18/2031	Quarterly	23,011	21,081	(1,930)
3.93%	PLN-WIBOR-WIBO	PLN	26,500,000	03/18/2031	Semi-Annually	(5,668)	(57,896)	(52,228)
2.05%	SGD-SORA-COMPOUND	SGD	8,899,000	03/18/2031	Semi-Annually	(65,135)	(160,355)	(95,220)
1.45%	THB-THOR	THB	199,700,000	03/18/2031	Quarterly	(20,895)	(69,682)	(48,787)
TWD-REUTERS-6165	2.12%	TWD	140,500,000	03/18/2031	Quarterly	15,412	9,540	(5,872)
6.65%	ZAR-JIBAR-SAFEX	ZAR	76,200,000	03/18/2031	Quarterly	(14,287)	(16,667)	(2,380)
6 Month AUD BBSW	4.83%	AUD	9,500,000	03/18/2036	Semi-Annually	(5,185)	64,698	69,883
6 Month AUD BBSW	4.84%	AUD	18,100,000	03/18/2036	Semi-Annually	(5,376)	135,730	141,106
3.24%	CAD-CORRA-OIS-COMPOUND	CAD	11,600,000	03/18/2036	Annually	(26,282)	(251,755)	(225,473)
3.24%	CAD-CORRA-OIS-COMPOUND	CAD	15,400,000	03/18/2036	Annually	(58,514)	(341,120)	(282,606)
0.68%	CHF-SARON-OIS-COMPOUND	CHF	17,400,000	03/18/2036	Annually	(16,514)	(580,695)	(564,181)
0.68%	CHF-SARON-OIS-COMPOUND	CHF	17,500,000	03/18/2036	Annually	(21,280)	(593,151)	(571,871)
EUR-EuroSTR-COMPOUND	2.74%	EUR	5,200,000	03/18/2036	Annually	10,905	156,094	145,189
2.53%	EUR-EuroSTR-COMPOUND	EUR	2,400,000	03/18/2036	Annually	—	(18,745)	(18,745)
GBP-SONIA-COMPOUND	4.06%	GBP	20,200,000	03/18/2036	Annually	(8,706)	384,141	392,847
GBP-SONIA-COMPOUND	4.09%	GBP	17,300,000	03/18/2036	Annually	43,482	376,964	333,482
4.23%	3 Month NZD Bank Bill Rate	NZD	17,600,000	03/18/2036	Quarterly	3,291	(249,699)	(252,990)
3 Month NZD Bank Bill Rate	4.23%	NZD	14,900,000	03/18/2036	Quarterly	25,777	212,144	186,367
3 Month SEK STIBOR	2.73%	SEK	18,000,000	03/18/2036	Quarterly	—	10,970	10,970
3 Month SEK STIBOR	2.78%	SEK	16,000,000	03/18/2036	Quarterly	—	17,650	17,650
3.80%	USD-SOFR-OIS COMPOUND	USD	15,400,000	03/18/2036	Annually	55,777	(334,054)	(389,831)

						$(35,391)	$(663,217)	$(627,826)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

0.20% (g)	SGI CTA MF (Excess Return)	SOCG	USD	20,474,319	04/02/2026	Quarterly	—	2,269,810	2,269,810

0.20% (g)	Total Return on BNP Paribas Cross Asset Trend Index	BNP	USD	18,345,641	04/02/2026	Quarterly	—	319,863	319,863

MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.23%	GS	USD	435,861	04/30/2026	Monthly	—	(14,024)	(14,024)

0.15%	SG US Strong Balance Sheet Hedged Index	SOCG	USD	34,044,071	09/17/2026	Quarterly	—	36,806	36,806

0.20% (g)	Total Return on BNP Paribas Cross Asset Trend Index	BNP	USD	20,187,120	01/07/2027	Quarterly	113	368,562	368,449

0.20% (g)	SGI CTA MF (Excess Return)	SOCG	USD	18,238,241	01/07/2027	Quarterly	101	1,881,566	1,881,465

1 Day Overnight Federal Funds Effective Rate plus 0.33%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	21,008,595	02/01/2027	Monthly	—	1,323,323	1,323,323

MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.34%	UBSA	USD	21,064,676	02/01/2027	Monthly	—	(792,227)	(792,227)

21	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,671,928	06/18/2026	Monthly	—	(111,350)	(111,350)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	6,547,073	06/18/2026	Monthly	—	(79,765)	(79,765)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	18,509,714	06/24/2026	Monthly	—	(390,640)	(390,640)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,413,563	06/18/2027	Monthly	—	(354,063)	(354,063)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,357,508	06/18/2027	Monthly	—	(105,464)	(105,464)

							$214	$4,352,397	$4,352,183

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	All or a portion of this security is out on loan (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(h)	The rate disclosed is the 7 day net yield as of February 28, 2026.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

See accompanying notes to the financial statements.	22

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

(j)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of February 28, 2026.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(7,526)	Aena SME SA	1.3%	(237,206)
(133,546)	Allefro.eu.SA	5.5%	(1,039,251)
(17,687)	Antofagasta PLC	5.4%	(1,016,167)
(24,200)	AXIA Energia SA	1.5%	(289,229)
(2,231)	Budimex SA	2.7%	(503,163)
(8,993)	Capitec Bank Holdings Ltd.	14.2%	(2,679,728)
(11,988)	CD Projekt SA	4.3%	(814,116)
(37,379)	Cellnex Telecom SA	7.5%	(1,420,616)
(39,132)	Clicks Group Ltd.	4.1%	(782,996)
(14,000)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	0.7%	(125,381)
(1,512)	Doosan Co. Ltd.	7.1%	(1,345,361)
(2,261)	Doosan Enerbility Co. Ltd.	0.9%	(167,100)
(5,186)	eMemory Technology, Inc.	2.2%	(412,434)
(12,513)	Entain PLC	0.5%	(96,950)
(2,049)	Fresnillo PLC	0.6%	(116,914)
(3,085)	Grupo Aeroportuario del Pacífico	0.5%	(80,602)
(114)	HD Hyundai Electric Co. Ltd.	0.4%	(83,226)
(385)	Hermes International SCA	4.9%	(925,333)
(1,490)	HLB, Inc.	0.3%	(53,563)
(2,302)	HYBE Co. Ltd.	3.3%	(618,897)
(87)	Hyosung Heavy Industries Corp.	0.9%	(170,537)
(9,012)	Hyundai Rotem Co.	7.6%	(1,440,863)
(122)	Kakao Corp.	0.0%	(5,279)
(14,000)	Kingdee International Software Group Co. Ltd.	0.1%	(17,965)
(152,400)	Localiza Rent A Car ADR	8.0%	(1,508,987)
(119)	LPP SA	3.6%	(688,601)
(832)	Phoenix Group Holdings PLC	0.0%	(8,594)
(18,690)	Public Power Corp.	2.2%	(418,264)
(1,531)	Samsung Biologics Co. Ltd.	10.0%	(1,888,923)
74,749	Turk Hava Yollari AO	(2.8%)	523,948
(6,094)	Yuhan Corp.	2.5%	(466,428)

	TOTAL COMMON STOCKS		$(18,898,726)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 17,413,563):
(7,966)	Antofagasta PLC	2.5%	(457,669)
(42,163)	Aselsan Elektronik Sanayi ve Ticaret AS	1.7%	(309,239)
940,300	Astra International Tbk PT	(2.1%)	374,144
(1,618)	Celltrion, Inc.	1.5%	(267,878)
(23,024)	Doosan Enerbility Co. Ltd.	9.6%	(1,701,595)
(821)	Ecopro Co. Ltd.	0.6%	(105,426)
(2,000)	eMemory Technology, Inc.	0.9%	(159,057)
(15,808)	Entain PLC	0.7%	(122,480)
(6,168)	Fresnillo PLC	2.0%	(351,941)
(396,441)	Hacı Ömer Sabancı Holding AS	5.1%	(911,226)
(118)	Hanwha Aerospace Co. Ltd.	0.6%	(98,091)
(8,530)	HLB, Inc.	1.7%	(306,639)
(40,500)	Hong Kong Exchange and Clearing Ltd.	12.2%	(2,163,710)
(1,261)	HYBE Co. Ltd.	1.9%	(339,022)
(705)	Hyundai Rotem Co.	0.6%	(112,717)
137,900	Indofood Sukses Makmur Tbk	(0.3%)	53,026
(29,938)	Informa PLC	1.9%	(338,128)
(167,500)	Innovent Biologics, Inc.	10.3%	(1,822,379)
(424)	InterContinental Hotels Group PLC	0.3%	(58,266)
(1,005,000)	Kingdee International Software Group Co. Ltd.	7.3%	(1,289,607)
(23,513)	Korea Aerospace Industries Ltd.	17.6%	(3,124,385)
(159,438)	Salik Co. PJSC	1.6%	(277,931)
(834)	Samsung Biologics Co. Ltd.	5.8%	(1,028,976)
(122,777)	Samsung Heavy Industries Co. Ltd.	13.9%	(2,471,281)
85,890	Turk Hava Yollari AO	(3.4%)	602,040
(112,700)	Xpeng, Inc., Class A	5.5%	(987,987)

	TOTAL COMMON STOCKS		$(17,776,420)

23	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 28, 2026

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 10,357,508):
(2,552)	Aeroports de Paris SA	3.5%	(356,091)
(8,464)	Ashtead Group PLC	5.8%	(606,249)
(5,887)	Azrieli Group Ltd.	8.1%	(845,979)
(44,064)	Barratt Redrow PLC	2.1%	(215,731)
(22,891)	BP PLC	1.5%	(148,366)
(20,947)	Cellnex Telecom SA	7.6%	(796,106)
(3,021)	Dassault Aviation SA	11.6%	(1,213,351)
(9,651)	Edenred SE	2.1%	(223,063)
(2,831)	EssilorLuxottica SA	7.2%	(749,328)
(3,850)	Ferrovial SE	2.7%	(286,936)
(6,740)	Grifols SA	0.8%	(84,560)
(210)	Hermes International SCA	4.8%	(504,727)
(11,246)	Informa PLC	1.2%	(127,015)
(1,655)	InterContinental Hotels Group PLC	2.2%	(227,431)
12,578	Israel Discount Bank Ltd.	(1.5%)	152,231
(10,019)	Land Securities Group PLC	0.8%	(87,042)
(1,076)	London Stock Exchange Group PLC	1.2%	(128,198)
(50,646)	Marks + Spencer Group PLC	2.6%	(270,758)
453	NICE Ltd.	(0.5%)	51,877
2,174	Nova Ltd.	(9.1%)	954,812
(34,288)	Phoenix Group Holdings PLC	3.4%	(354,152)
(4,175)	Reckitt Benckiser Group PLC	3.5%	(367,813)
(16,611)	Renault SA	6.0%	(628,196)
(28,341)	Rentokil Initial PLC	1.7%	(175,100)
(53,970)	Rolls-Royce Holdings PLC	9.3%	(970,493)
(6,849)	Severn Trent PLC	2.9%	(302,311)
(297,722)	Telefonica SA	12.9%	(1,351,095)
(8,639)	United Utilities Group PLC	1.6%	(161,933)
(3,345)	Whitbread PLC	1.1%	(117,114)
(25,818)	Wise PLC	2.9%	(299,150)

	TOTAL COMMON STOCKS		$(10,439,368)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

See accompanying notes to the financial statements.	24

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
17,585,550	GMO Alternative Allocation Fund, Class VI (a)	335,180,576
894,423	GMO Climate Change Fund, Class III (a)	25,401,625
1,464,482	GMO High Yield Fund, Class VI (a)	25,394,118
126,344,709	GMO Implementation Fund (a)	2,146,596,608
2,100,295	GMO Opportunistic Income Fund, Class VI (a)	51,709,256

	TOTAL INVESTMENT FUNDS (COST $2,120,082,425)	2,584,282,183

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
3,335,568	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	3,335,568

	TOTAL SHORT-TERM INVESTMENTS (COST $3,335,568)	3,335,568

	TOTAL INVESTMENTS — 100.0% (Cost $2,123,417,993)	2,587,617,751
	Other Assets and Liabilities (net) — (0.0%)	(498,087)

	TOTAL NET ASSETS — 100.0%	$2,587,119,664

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 59.4%

	Australia — 1.1%
60,270	Accent Group Ltd. (a)	49,602
26,903	AMP Ltd.	24,853
127,239	Aurizon Holdings Ltd.	375,700
172,990	BHP Group Ltd. (b)	7,019,115
30,252	BlueScope Steel Ltd.	602,645
11,005	Brambles Ltd. (b)	196,264
4,066	Credit Corp. Group Ltd. (a)	35,184
239,523	Fortescue Ltd.	3,597,927
7,466	GrainCorp Ltd. – Class A	32,720
95,164	Grange Resources Ltd. *	15,591
57,239	Harvey Norman Holdings Ltd.	234,319
66,963	Helia Group Ltd.	286,894
40,119	HomeCo Daily Needs REIT	37,242
1,129	JB Hi-Fi Ltd.	65,995
2,164	Monadelphous Group Ltd.	49,938
28,642	Nine Entertainment Co. Holdings Ltd. (b)	21,499
19,250	NRW Holdings Ltd.	89,441
66,852	Perenti Ltd.	111,788
40,531	Perseus Mining Ltd.	174,221
120,896	Ramelius Resources Ltd.	397,186
3,379	Rio Tinto Ltd. (b)	401,696
6,906	Super Retail Group Ltd.	76,255
31,998	Woodside Energy Group Ltd.	653,303

	Total Australia	14,549,378

	Austria — 0.2%
12,782	OMV AG (a)	828,020
311	Palfinger AG (a)	14,246
23,736	Raiffeisen Bank International AG	1,179,202
8,843	UNIQA Insurance Group AG	174,771
2,918	Vienna Insurance Group AG Wiener Versicherung Gruppe	227,617
6,839	voestalpine AG (a)	391,397

	Total Austria	2,815,253

	Belgium — 0.3%
28,168	Ageas SA	2,090,815
6,644	Barco NV	85,104
4,449	Bekaert SA	229,616
716	KBC Group NV	96,970
422	Melexis NV (a)	28,299
72,425	Proximus SADP (a)	597,274
206	Sofina SA (a)	61,191
12,397	Umicore SA	264,204

	Total Belgium	3,453,473

	Brazil — 0.3%
217,100	Banco Bradesco SA	777,943
4,000	Cia De Sanena Do Parana	35,190
110,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	660,147
18,100	Guararapes Confeccoes SA	35,413

Shares	Description	Value ($)

	Brazil — continued
7,500	Neoenergia SA	48,088
8,100	Pagseguro Digital Ltd. – Class A	85,941
151,400	Vale SA Sponsored ADR (b)	2,601,052
6,326	Vibra Energia SA	36,921
22,800	Vivara Participacoes SA	138,539

	Total Brazil	4,419,234

	Canada — 3.3%
11,700	Alimentation Couche-Tard, Inc. (b)	710,037
112,700	B2Gold Corp. (c)	692,369
7,580	B2Gold Corp. (a) (c)	46,693
10,700	Bank of Montreal (b)	1,539,912
31,200	Bank of Nova Scotia (b) (c)	2,366,904
18,342	Bank of Nova Scotia (a) (c)	1,389,407
8,300	Barrick Mining Corp. (b) (c)	421,130
6,501	Barrick Mining Corp. (b) (c)	329,861
5,000	Canadian Imperial Bank of Commerce (b)	505,077
13,665	Canadian Tire Corp. Ltd. – Class A (b)	1,916,737
6,250	Canfor Corp. *	63,002
31,871	Centerra Gold, Inc. (c)	670,247
12,000	Centerra Gold, Inc. (c)	252,220
16,600	CGI, Inc. (b)	1,214,044
2,400	Cogeco Communications, Inc.	127,315
2,356	Cogeco, Inc.	127,140
50,500	DPM Metals, Inc.	2,186,525
2,900	DREAM Unlimited Corp. – Class A	47,240
7,400	Empire Co. Ltd. – Class A	262,463
300	Fairfax Financial Holdings Ltd. (b)	516,348
3,800	Finning International, Inc.	256,184
3,400	iA Financial Corp., Inc.	386,674
26,567	IGM Financial, Inc.	1,321,679
5,783	Interfor Corp. *	42,226
5,506	International Petroleum Corp. *	126,219
4,400	Linamar Corp.	303,247
57,286	Magna International, Inc. (c)	3,611,882
5,500	Magna International, Inc. (a) (c)	346,802
49,475	Manulife Financial Corp. (b) (c)	1,758,342
29,500	Manulife Financial Corp. (b) (c)	1,050,412
21,531	Nutrien Ltd. (c)	1,616,332
3,400	Nutrien Ltd. (b) (c)	255,714
53,172	Open Text Corp. (b) (c)	1,317,070
31,000	Open Text Corp. (b) (c)	767,926
43,800	Parex Resources, Inc.	685,233
63,024	Power Corp. of Canada (b)	3,165,870
800	Precision Drilling Corp. *	69,393
3,100	Russel Metals, Inc.	109,178
2,145	Spin Master Corp.	30,271
28,500	Sun Life Financial, Inc. (a) (b) (c)	1,867,893
4,900	Sun Life Financial, Inc. (b) (c)	321,195
1,700	Suncor Energy, Inc.	96,027
4,116	Torex Gold Resources, Inc.	250,783
68,200	Toronto-Dominion Bank (c)	6,643,756
5,044	Toronto-Dominion Bank (b) (c)	491,084

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Canada — continued
8,200	Transcontinental, Inc. – Class A	139,828
1,119	Wajax Corp.	25,775

	Total Canada	42,441,666

	China — 1.9%
396,000	361 Degrees International Ltd.	285,497
65,000	3SBio, Inc.	183,233
884,000	AviChina Industry & Technology Co. Ltd. – Class H (a)	480,027
52,091	Bank of Communications Co. Ltd. – Class H	45,589
44,500	Beijing Enterprises Holdings Ltd.	200,135
906,000	Bosideng International Holdings Ltd.	561,638
1,720,000	China Communications Services Corp. Ltd. – Class H	976,397
104,500	China Conch Venture Holdings Ltd.	177,192
376,000	China Construction Bank Corp. – Class H	382,540
106,000	China Foods Ltd.	54,514
1,058,000	China Greenfresh Group Co. Ltd. (d)	—
261,000	China Hongqiao Group Ltd.	1,177,238
308,000	China Lesso Group Holdings Ltd.	268,780
115,000	China Medical System Holdings Ltd.	213,744
240,000	China National Building Material Co. Ltd. – Class H	208,089
218,000	China Nonferrous Mining Corp. Ltd.	416,685
340,000	China Overseas Land & Investment Ltd.	621,132
750,000	China Railway Group Ltd. – Class H	496,310
1,342,000	China Reinsurance Group Corp. – Class H	282,516
134,000	China Sanjiang Fine Chemicals Co. Ltd. *	83,386
13,000	China Shineway Pharmaceutical Group Ltd.	15,566
475,000	China Taiping Insurance Holdings Co. Ltd.	1,383,166
548,000	CITIC Ltd.	873,577
734,000	Consun Pharmaceutical Group Ltd.	1,687,564
1,862,000	CSPC Pharmaceutical Group Ltd.	2,343,899
141,000	ENN Energy Holdings Ltd.	1,237,058
281,000	Fufeng Group Ltd.	291,843
11,500	Hengan International Group Co. Ltd.	42,784
34,000	Kunlun Energy Co. Ltd.	36,446
69,700	Legend Holdings Corp. – Class H *	81,323
41,500	Longfor Group Holdings Ltd. (a)	52,543
263,000	Lonking Holdings Ltd.	114,789
202,000	Minth Group Ltd.	1,129,133
106,500	Orient Overseas International Ltd. (a)	2,033,972
106,000	PICC Property & Casualty Co. Ltd. – Class H	218,714
29,407	Qfin Holdings, Inc. (a)	428,166
82,000	Sany Heavy Equipment International Holdings Co. Ltd.	164,893
9,000	Shanghai Industrial Holdings Ltd.	17,646
1,304,000	Sino Biopharmaceutical Ltd.	1,005,557
348,000	Sinofert Holdings Ltd.	82,612
543,000	Sinopec Engineering Group Co. Ltd. – Class H	549,006
52,000	Skyworth Group Ltd. *	46,559

Shares	Description	Value ($)

	China — continued
33,000	TCL Electronics Holdings Ltd.	51,647
18,800	Tencent Holdings Ltd.	1,236,924
111,100	Vipshop Holdings Ltd. ADR (b)	1,935,362

	Total China	24,175,391

	Colombia — 0.0%
3,121	Corp. Financiera Colombiana SA *	14,307
2,000	Ecopetrol SA Sponsored ADR	23,780

	Total Colombia	38,087

	Czech Republic — 0.0%
9	Philip Morris CR AS	8,778

	Denmark — 0.4%
216	AP Moller - Maersk AS – Class A (b)	529,074
820	AP Moller - Maersk AS – Class B (b)	2,035,939
4,745	Genmab AS *	1,397,054
8,541	H Lundbeck AS	52,470
799	Matas AS	13,957
2,223	Pandora AS	175,729
21,948	Rockwool AS – B Shares	727,741
2,201	Scandinavian Tobacco Group AS	36,065

	Total Denmark	4,968,029

	Egypt — 0.0%
40,417	Orascom Construction PLC	419,854

	Finland — 0.3%
378,191	Nokia OYJ	2,902,623
13,744	Valmet OYJ	460,207

	Total Finland	3,362,830

	France — 1.8%
641	Amundi SA	61,147
10,758	Aperam SA	564,954
22,277	ArcelorMittal SA	1,459,342
1,270	Arkema SA	92,488
6,734	AXA SA (b)	329,307
36,791	BNP Paribas SA	4,130,954
2,510	Capgemini SE (b)	317,206
26,509	Carrefour SA	502,752
7,920	Cie de Saint-Gobain SA (b)	802,627
3,255	Cie Generale des Etablissements Michelin SCA (b)	131,636
5,524	Coface SA	102,180
11,569	Credit Agricole SA	255,593
8,028	Derichebourg SA (b)	89,055
5,187	Eiffage SA	894,459
8,295	Ipsen SA	1,619,205
1,802	IPSOS SA (b)	73,041
7,536	Metropole Television SA (b)	102,978
6,239	Quadient SA	99,547
12,461	Rubis SCA (b)	535,970

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	France — continued
42,967	Sanofi SA	4,202,228
65	Schneider Electric SE (b)	21,243
703	Societe BIC SA (b)	45,205
2,517	Societe Generale SA	218,125
15,188	STMicroelectronics NV (a)	506,165
21,156	STMicroelectronics NV - NY Shares (a)	711,053
5,052	Teleperformance SE (b)	305,468
18,268	Television Francaise 1 SA (b)	156,425
57,563	TotalEnergies SE (b)	4,610,889
46,482	Valeo SE	670,317

	Total France	23,611,559

	Germany — 1.3%
31,849	Bayer AG (Registered)	1,575,915
23,133	Bayerische Motoren Werke AG (b)	2,424,418
6,411	Continental AG	552,461
13,911	Daimler Truck Holding AG	701,867
67,760	Deutsche Bank AG (Registered) (b)	2,402,305
37,783	Deutsche Post AG (b)	2,224,857
49,878	Deutsche Telekom AG (Registered) (b)	2,003,108
141	Draegerwerk AG & Co. KGaA	12,545
2,682	DWS Group GmbH & Co. KGaA	189,050
26,312	E.ON SE (b)	612,038
5,755	Evonik Industries AG	100,063
13,423	Fresenius Medical Care AG	625,243
2,496	Henkel AG & Co. KGaA	226,058
340	Hornbach Holding AG & Co. KGaA	34,390
2,247	Kloeckner & Co. SE	29,089
39,743	Mercedes-Benz Group AG (b)	2,749,763
904	RTL Group SA	39,532
1,235	Siemens AG (Registered) (b)	357,093

	Total Germany	16,859,795

	Greece — 0.0%
79,621	Eurobank SA	368,921
1,081	Motor Oil Hellas Corinth Refineries SA	46,925
16,292	National Bank of Greece SA	265,016

	Total Greece	680,862

	Hong Kong — 1.1%
98,500	BOC Hong Kong Holdings Ltd.	563,396
50,000	Chow Sang Sang Holdings International Ltd.	88,884
234,000	CITIC Telecom International Holdings Ltd.	78,343
342,000	CK Asset Holdings Ltd.	2,169,914
573,000	CK Hutchison Holdings Ltd.	4,717,966
18,800	Dah Sing Financial Holdings Ltd.	102,049
66,000	E-Commodities Holdings Ltd.	7,157
110,000	First Pacific Co. Ltd.	88,842
104,000	Giordano International Ltd.	20,355
178,000	IGG, Inc.	71,622
13,000	Johnson Electric Holdings Ltd.	51,361
9,000	KLN Logistics Group Ltd.	8,141

Shares	Description	Value ($)

	Hong Kong — continued
47,800	Luk Fook Holdings International Ltd.	179,720
201,000	PAX Global Technology Ltd.	124,739
58,000	Shun Tak Holdings Ltd. * (a)	5,038
136,000	SITC International Holdings Co. Ltd.	580,136
32,500	SmarTone Telecommunications Holdings Ltd.	21,882
86,000	Sun Hung Kai Properties Ltd. (b)	1,598,795
17,000	Techtronic Industries Co. Ltd.	275,327
22,500	Texhong International Group Ltd.	19,256
30,000	United Laboratories International Holdings Ltd. (a)	49,884
130,000	VSTECS Holdings Ltd.	131,687
28,600	VTech Holdings Ltd.	235,564
2,115,500	WH Group Ltd.	2,659,493

	Total Hong Kong	13,849,551

	Hungary — 0.4%
38,325	Magyar Telekom Telecommunications PLC	259,883
46,742	MOL Hungarian Oil & Gas PLC	517,388
27,933	OTP Bank Nyrt	3,443,927
17,461	Richter Gedeon Nyrt	655,014

	Total Hungary	4,876,212

	India — 0.7%
78,549	Ashapura Minechem Ltd.	469,379
327,052	Bharat Petroleum Corp. Ltd.	1,383,054
22,795	Cipla Ltd.	337,953
5,692	Dhampur Bio Organics Ltd.	6,401
13,860	Dr. Reddy’s Laboratories Ltd. ADR (a)	199,307
7,324	Dr. Reddy’s Laboratories Ltd.	104,225
197,458	Hindalco Industries Ltd.	2,011,081
70,868	Hindustan Petroleum Corp. Ltd.	341,624
124,252	Indian Oil Corp. Ltd.	255,435
1,227	KRBL Ltd.	4,593
165,810	Manappuram Finance Ltd.	514,487
28,549	Muthoot Finance Ltd.	1,051,606
670,513	NMDC Ltd.	601,166
489,328	Oil & Natural Gas Corp. Ltd.	1,504,871
31,270	Power Finance Corp. Ltd.	141,855
56,969	Shriram Finance Ltd.	677,405
18,897	Siyaram Silk Mills Ltd.	110,498

	Total India	9,714,940

	Indonesia — 0.4%
1,584,300	Aneka Tambang Tbk. PT	411,939
7,791,200	Astra International Tbk. PT	3,100,103
1,849,200	Indofood Sukses Makmur Tbk. PT	711,062
3,579,400	Perusahaan Gas Negara Persero Tbk. PT	510,026
85,900	Tempo Scan Pacific Tbk. PT	13,933

	Total Indonesia	4,747,063

	Ireland — 0.0%
27,298	AIB Group PLC	283,348

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Ireland — continued
5,457	Bank of Ireland Group PLC	106,255
7,850	Origin Enterprises PLC	39,234
9,611	Permanent TSB Group Holdings PLC *	36,155

	Total Ireland	464,992

	Israel — 0.7%
118,811	Bank Hapoalim BM	2,998,566
72,084	Bank Leumi Le-Israel BM	1,745,119
25,456	Bezeq The Israeli Telecommunication Corp. Ltd.	67,125
270	Check Point Software Technologies Ltd. *	41,059
1,082	Delek Group Ltd.	331,964
65,897	ICL Group Ltd.	312,320
79,267	Israel Discount Bank Ltd. – Class A	959,366
4,093	Mizrahi Tefahot Bank Ltd.	306,658
12,779	Nice Ltd. Sponsored ADR* (b)	1,485,559
252	Nice Ltd. *	28,858
81,196	Oil Refineries Ltd.	26,469
28,664	ZIM Integrated Shipping Services Ltd.	826,383

	Total Israel	9,129,446

	Italy — 1.0%
10,516	Banca IFIS SpA	304,998
72,070	Banco BPM SpA	1,061,602
57,848	BPER Banca SpA	814,727
6,353	Buzzi SpA	366,272
9,917	Credito Emiliano SpA	182,249
5,258	d’Amico International Shipping SA	48,314
4,144	Esprinet SpA	29,617
18,309	Intesa Sanpaolo SpA (b)	125,628
48,085	Iren SpA (b)	161,168
17,293	Italgas SpA (b)	222,865
17,891	MFE-MediaForEurope NV – Class A (b)	65,326
231,763	Stellantis NV	1,880,493
3,190,607	Telecom Italia SpA *	2,394,103
28,246	Tenaris SA	772,073
16,434	Tenaris SA ADR	894,010
124,195	Unipol Assicurazioni SpA	3,089,785

	Total Italy	12,413,230

	Japan — 15.9%
2,000	ADEKA Corp.	61,375
53,200	AGC, Inc.	2,359,474
3,600	Ai Holdings Corp.	67,323
5,100	Aichi Corp.	47,833
23,900	Air Water, Inc.	331,869
4,500	Anritsu Corp.	86,626
2,600	AOKI Holdings, Inc.	30,135
3,000	Arata Corp.	59,146
66,400	Asahi Group Holdings Ltd.	722,939
40,600	Asahi Kasei Corp.	478,488
6,500	Asahi Yukizai Corp. (a)	211,105
2,600	ASKUL Corp.	21,676

Shares	Description	Value ($)

	Japan — continued
8,800	Axial Retailing, Inc.	73,493
7,600	Bandai Namco Holdings, Inc.	206,051
3,600	Bando Chemical Industries Ltd.	55,011
81,800	Brother Industries Ltd.	1,689,663
900	Buffalo, Inc.	30,380
8,400	Bunka Shutter Co. Ltd.	115,895
15,200	Canon Marketing Japan, Inc.	680,906
2,700	Canon, Inc.	81,599
1,400	Central Glass Co. Ltd.	39,531
1,300	Chiyoda Integre Co. Ltd.	28,422
73,500	Chubu Electric Power Co., Inc. (b)	1,241,342
4,100	Citizen Watch Co. Ltd.	50,173
1,000	Create SD Holdings Co. Ltd.	21,765
126,100	Credit Saison Co. Ltd.	3,839,558
49,400	Dai Nippon Printing Co. Ltd. (b)	1,026,641
1,100	Dai Nippon Toryo Co. Ltd.	10,518
84,100	Daicel Corp.	882,821
6,800	Dai-Dan Co. Ltd.	159,118
2,300	Daido Steel Co. Ltd.	35,054
2,400	Daiichi Jitsugyo Co. Ltd.	54,852
1,600	Daikin Industries Ltd.	203,288
47,400	Daito Trust Construction Co. Ltd.	1,091,516
53,300	Daiwa House Industry Co. Ltd.	1,923,409
101,910	Daiwabo Holdings Co. Ltd.	2,085,062
73,200	Denka Co. Ltd.	1,723,234
29,200	Denso Corp.	418,959
1,600	Dowa Holdings Co. Ltd.	118,182
6,000	DTS Corp. (b)	43,868
4,500	Ebara Corp.	158,055
700	Elecom Co. Ltd.	8,030
8,400	Electric Power Development Co. Ltd. (b)	200,611
46,000	EXEO Group, Inc.	881,443
700	Ferrotec Corp. (a)	28,408
78,700	Fuji Corp.	3,059,796
2,900	Fuji Electric Co. Ltd.	257,041
4,300	Fuji Seal International, Inc.	79,230
137,000	FUJIFILM Holdings Corp.	2,817,269
100	Fukuda Denshi Co. Ltd.	6,434
20,500	Glory Ltd.	545,625
149,600	H.U. Group Holdings, Inc.	3,217,725
2,300	Hakuto Co. Ltd.	65,195
13,700	Haseko Corp.	299,305
30,000	Hitachi Construction Machinery Co. Ltd.	1,347,869
65,000	Hogy Medical Co. Ltd.	2,793,312
218,400	Honda Motor Co. Ltd. (b)	2,187,809
40,859	Honda Motor Co. Ltd. Sponsored ADR (b)	1,232,307
7,500	Horiba Ltd.	1,007,275
3,300	Hosiden Corp.	62,015
46,100	IDOM, Inc. (a)	453,770
1,700	Inaba Denki Sangyo Co. Ltd.	31,254
38,100	Inabata & Co. Ltd.	1,062,809
274,300	Inpex Corp.	6,696,406
179,500	Isuzu Motors Ltd.	3,345,513
28,500	ITOCHU Corp. (b)	412,647

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
12,000	Itochu Enex Co. Ltd.	160,309
500	Itochu-Shokuhin Co. Ltd.	41,999
36,900	Iwatani Corp.	486,406
1,000	Japan Lifeline Co. Ltd.	10,225
4,300	Japan Petroleum Exploration Co. Ltd.	65,822
57,400	Japan Post Holdings Co. Ltd. (b)	747,500
37,300	Japan Post Insurance Co. Ltd.	1,217,505
62,600	Jeol Ltd.	2,751,916
43,900	Kaga Electronics Co. Ltd.	1,223,510
17,700	Kajima Corp.	809,429
2,700	Kamei Corp.	58,670
17,200	Kanadevia Corp.	119,610
6,800	Kandenko Co. Ltd.	303,821
20,000	Kaneka Corp.	676,007
315,000	Kanematsu Corp.	4,951,848
43,500	Kawasaki Kisen Kaisha Ltd. (a)	699,340
36,400	KDDI Corp.	625,261
69,300	Kirin Holdings Co. Ltd.	1,202,890
18,700	Kitz Corp.	257,852
21,100	Kobe Steel Ltd.	307,045
13,900	Kohnan Shoji Co. Ltd.	385,467
64,800	Komatsu Ltd. (b)	3,110,423
7,400	Komeri Co. Ltd.	173,593
12,800	Kraftia Corp.	865,971
104,100	Kubota Corp.	2,116,061
105,700	Kumiai Chemical Industry Co. Ltd.	496,963
38,600	Kyocera Corp.	681,739
42,300	Macnica Holdings, Inc.	747,592
29,400	Marubeni Corp.	1,125,072
83,800	Maruha Nichiro Corp.	850,678
119,500	Maruichi Steel Tube Ltd.	1,243,333
1,000	Maruzen Showa Unyu Co. Ltd.	58,699
2,300	Matsuda Sangyo Co. Ltd. (b)	129,022
150,900	Maxell Ltd.	2,209,721
87,200	Mazda Motor Corp. (a)	772,168
26,300	MCJ Co. Ltd.	385,737
1,000	Medipal Holdings Corp.	19,597
6,800	Megmilk Snow Brand Co. Ltd.	152,530
129,500	Mitsubishi Electric Corp. (b)	4,929,159
2,200	Mitsubishi Research Institute, Inc. (b)	70,875
78,100	Mitsui & Co. Ltd. (b)	2,927,945
2,400	Mitsui DM Sugar Co. Ltd.	54,539
54,200	Mitsui OSK Lines Ltd. (a)	2,011,069
111,100	Mizuno Corp.	2,885,849
59,900	Morinaga & Co. Ltd.	1,108,906
5,300	MS&AD Insurance Group Holdings, Inc. (b)	147,692
11,900	Murata Manufacturing Co. Ltd.	311,184
16,300	Musashi Seimitsu Industry Co. Ltd.	325,159
71,600	NEC Corp. (b)	1,984,987
45,800	NGK Insulators Ltd.	1,341,536
49,500	NH Foods Ltd.	2,269,498
2,500	Nichias Corp.	153,856
2,200	Nichiha Corp.	52,302

Shares	Description	Value ($)

	Japan — continued
2,400	Nichireki Group Co. Ltd.	37,537
7,900	Nippn Corp.	145,043
800	Nippon Densetsu Kogyo Co. Ltd.	27,011
13,100	Nippon Kayaku Co. Ltd.	168,112
6,100	Nippon Light Metal Holdings Co. Ltd.	121,666
24,600	Nippon Shinyaku Co. Ltd.	812,069
2,700	Nippon Soda Co. Ltd.	72,327
2,800	Nippon Television Holdings, Inc. (b)	60,948
119,200	Nippon Yusen KK (a)	4,092,887
578,900	Nissan Motor Co. Ltd. *	1,594,841
11,900	Niterra Co. Ltd.	600,082
6,500	Nittetsu Mining Co. Ltd.	173,948
7,300	Nitto Denko Corp.	169,290
135,400	Nojima Corp.	1,011,178
36,000	Nomura Real Estate Holdings, Inc.	267,986
2,300	Noritake Co. Ltd.	103,032
5,300	NS United Kaiun Kaisha Ltd.	259,361
2,441,500	NTT, Inc. (b)	2,388,603
1,100	Obara Group, Inc.	41,440
169,800	Oisix ra daichi, Inc.	1,547,771
53,700	Okamura Corp. (b)	939,588
18,400	Oki Electric Industry Co. Ltd.	378,971
84,300	Ono Pharmaceutical Co. Ltd.	1,449,257
1,300	Open House Group Co. Ltd.	96,213
90,900	Optex Group Co. Ltd.	1,859,561
32,100	ORIX Corp. (b)	1,126,681
21,700	Osaka Gas Co. Ltd. (b)	905,845
2,200	Otsuka Holdings Co. Ltd.	151,603
900	PALTAC Corp.	29,116
310,100	Panasonic Holdings Corp.	5,000,689
185,100	Penta-Ocean Construction Co. Ltd.	2,515,693
17,400	Persol Holdings Co. Ltd. (b)	27,805
1,800	Prima Meat Packers Ltd.	33,485
3,900	Raito Kogyo Co. Ltd.	108,794
77,800	Renesas Electronics Corp.	1,467,215
10,800	Ricoh Co. Ltd.	101,467
42,200	Rohto Pharmaceutical Co. Ltd.	661,177
5,700	Sakai Moving Service Co. Ltd.	106,836
26,300	Sakata INX Corp.	451,071
26,800	San-Ai Obbli Co. Ltd.	440,488
20,700	Sankyo Co. Ltd.	291,809
41,400	Sankyu, Inc.	2,662,959
1,900	SCREEN Holdings Co. Ltd. (a)	276,977
133,800	Sega Sammy Holdings, Inc.	2,239,230
36,700	Seiko Epson Corp.	496,999
146,300	Sekisui Chemical Co. Ltd.	2,849,033
73,800	Sekisui House Ltd.	1,802,945
2,900	Sekisui Jushi Corp.	46,070
4,200	Shinagawa Refra Co. Ltd.	67,216
3,600	Shinnihon Corp.	50,702
183,900	Shionogi & Co. Ltd.	4,342,300
96,700	Ship Healthcare Holdings, Inc.	1,704,114
700	Sinanen Holdings Co. Ltd.	31,881
5,000	Sinko Industries Ltd.	45,794

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
7,700	SMS Co. Ltd. (b)	86,404
27,500	Sojitz Corp.	1,244,153
59,800	Stanley Electric Co. Ltd.	1,261,046
22,200	Starts Corp., Inc.	759,258
107,900	Subaru Corp.	2,023,891
98,800	SUMCO Corp.	1,149,709
29,400	Sumitomo Corp. (b)	1,248,417
56,000	Sumitomo Electric Industries Ltd.	3,700,434
138,300	Sumitomo Forestry Co. Ltd.	1,495,467
94,000	Sumitomo Mitsui Financial Group, Inc.	3,547,144
71,800	Sumitomo Mitsui Trust Group, Inc.	2,503,586
6,700	Sun Frontier Fudousan Co. Ltd.	121,520
30,600	Suntory Beverage & Food Ltd.	962,301
41,800	Suzuki Motor Corp.	632,157
88,000	T&D Holdings, Inc.	2,370,055
16,800	TDK Corp.	259,533
40,000	THK Co. Ltd.	1,439,981
1,900	Toa Corp.	51,344
3,200	Tokuyama Corp.	91,678
500	Tokyo Electron Ltd.	140,687
19,800	Tokyo Gas Co. Ltd. (b)	971,967
69,300	Tokyo Steel Manufacturing Co. Ltd.	718,358
4,900	Tokyu Fudosan Holdings Corp.	49,284
172,400	Tosei Corp.	1,820,478
62,100	Tosoh Corp.	1,085,267
87,000	TOTO Ltd.	3,390,437
71,800	Toyo Tire Corp.	2,212,590
30,600	Toyoda Gosei Co. Ltd.	994,374
7,100	Toyota Boshoku Corp.	145,198
32,200	Toyota Motor Corp. (b)	780,153
83,900	Toyota Tsusho Corp.	3,750,381
2,500	Tsubakimoto Chain Co.	42,796
11,500	Tsugami Corp.	290,280
100	Tsumura & Co.	2,691
28,100	Unicharm Corp.	192,280
69,100	Valqua Ltd.	2,373,940
3,400	Wacoal Holdings Corp. (a)	98,791
32,700	YAMABIKO Corp.	803,020
184,200	Yamaha Corp.	1,427,495
123,300	Yamaha Motor Co. Ltd. (a)	980,478
5,300	Yamazen Corp.	52,076
7,800	Yellow Hat Ltd.	87,788
9,600	Yokogawa Bridge Holdings Corp.	197,265
8,100	Yokohama Rubber Co. Ltd.	407,428
6,200	Yuasa Trading Co. Ltd.	256,809
71,000	Zenkoku Hosho Co. Ltd.	1,462,071

	Total Japan	205,618,516

	Kuwait — 0.1%
239,050	A’ayan Leasing & Investment Co. KSCP	175,604
48,653	Agility Public Warehousing Co. KSCC	21,863
32,068	Combined Group Contracting Co. SAK	101,528
20,889	Mobile Telecommunications Co. KSCP	36,896

Shares	Description	Value ($)

	Kuwait — continued
140	National Bank of Kuwait SAKP	430
3,200	National Mobile Telecommunications Co. KSC	17,043
359,395	Noor Financial Investment Co. KSC	473,559

	Total Kuwait	826,923

	Mexico — 0.3%
202,072	Cemex SAB de CV Sponsored ADR	2,527,921
13,929	El Puerto de Liverpool SAB de CV – Class C1	87,090
367,800	Gentera SAB de CV	1,067,607
11,022	Grupo Financiero Banorte SAB de CV – Class O	125,330
4,200	Grupo Mexico SAB de CV – Series B	53,228
815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	3,861,176

	Netherlands — 1.3%
62,148	ABN AMRO Bank NV	2,081,508
22,952	Aegon Ltd.	174,673
4,782	Akzo Nobel NV	335,930
2,281	ASML Holding NV—NY Shares (Registered) (a)	3,308,727
11,722	DSM-Firmenich AG	837,182
18,336	EXOR NV	1,609,151
58,564	ING Groep NV	1,689,743
4,101	JDE Peet’s NV	153,744
12,392	Koninklijke Ahold Delhaize NV (b)	612,335
22,509	Koninklijke BAM Groep NV	254,011
39,729	Magnum Ice Cream Co. NV *	630,737
44,497	NN Group NV	3,649,534
18,401	SBM Offshore NV	710,900
48,462	Signify NV (a)	1,129,108

	Total Netherlands	17,177,283

	New Zealand — 0.0%
42,555	Meridian Energy Ltd. (b)	144,276

	Norway — 0.7%
57,100	Aker Solutions ASA	247,643
3,644	BW LPG Ltd.	66,326
81,031	Elkem ASA	260,776
146,232	Equinor ASA	4,381,719
17,977	Europris ASA	171,893
38,535	Hoegh Autoliners ASA	536,799
57,117	MPC Container Ships ASA	133,913
134,966	Norsk Hydro ASA	1,252,272
18,285	Odfjell Drilling Ltd.	205,087
80,012	Orkla ASA	1,095,368
1,648	Selvaag Bolig ASA	6,065
4,613	Stolt-Nielsen Ltd.	163,425
20,284	Storebrand ASA	384,518
30,285	Wallenius Wilhelmsen ASA	421,271

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Norway — continued
3,267	Yara International ASA	165,383

	Total Norway	9,492,458

	Philippines — 0.0%
2,790	GT Capital Holdings, Inc.	32,416
426,600	LT Group, Inc.	115,560
583,080	Megaworld Corp.	22,852
19,200	Synergy Grid & Development Phils, Inc.	6,651

	Total Philippines	177,479

	Poland — 0.2%
258	KGHM Polska Miedz SA *	24,330
54,694	ORLEN SA	1,761,649
93,044	PGE Polska Grupa Energetyczna SA *	293,846

	Total Poland	2,079,825

	Portugal — 0.1%
549,001	Banco Comercial Portugues SA – Class R	576,639
46,932	Navigator Co. SA (a)	190,708
7,645	NOS SGPS SA	46,539
39,049	REN - Redes Energeticas Nacionais SGPS SA	177,440
206,269	Sonae SGPS SA	491,207

	Total Portugal	1,482,533

	Qatar — 0.0%
14,036	Qatar National Bank QPSC	74,516

	Russia — 0.0%
3,038,020	Alrosa PJSC * (d) (e)	—
160,792,062	Federal Grid Co-Rosseti PJSC * (d) (e)	—
180,610	Gazprom Neft PJSC * (d) (e)	—
2,050,858	Gazprom PJSC * (d) (e)	—
455,400	GMK Norilskiy Nickel PAO * (d) (e)	—
6,310,100	Inter RAO UES PJSC * (d) (e)	—
19,776	LSR Group PJSC * (d) (e)	—
1	LSR Group PJSC GDR * (d) (e)	—
74,944	LUKOIL PJSC * (d) (e)	—
1,863,335	Magnitogorsk Iron & Steel Works PJSC * (d) (e)	—
25,400	Mechel PJSC * (d) (e)	—
361,420	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—
3,294,000	Mosenergo PJSC * (d) (e)	—
75,720	Novatek PJSC * (d) (e)	—
1,212,010	Novolipetsk Steel PJSC * (d) (e)	—
3,466	PhosAgro PJSC * (d) (e)	—
67	PhosAgro PJSC GDR * (d) (e)	—
102,150	Polyus PJSC * (d) (e)	—
1	Polyus PJSC GDR * (d) (e)	—
24,471,200	RusHydro PJSC * (d) (e)	—
3,677,652	Sberbank of Russia PJSC * (d) (e)	—
425	Severstal PAO * (d) (e)	—

Shares	Description	Value ($)

	Russia — continued
91,185	Severstal PAO GDR (Registered) * (d) (e)	—
11,580	SFI PJSC * (d) (e)	—
5,940,620	Surgutneftegas PAO * (d) (e)	—
332,388	Tatneft PJSC * (d) (e)	—
1,300,440	Unipro PAO * (d) (e)	—
50,950	United Co. RUSAL International PJSC * (d) (e)	—

	Total Russia	—

	Saudi Arabia — 0.3%
11,400	Banque Saudi Fransi	60,211
5,854	Etihad Etisalat Co.	100,204
56,131	Riyad Bank	414,195
2,067	SABIC Agri-Nutrients Co.	68,129
11,977	Saudi Awwal Bank	109,043
182,592	Saudi National Bank	2,023,095
53,085	Saudi Telecom Co.	591,368

	Total Saudi Arabia	3,366,245

	Singapore — 0.5%
29,900	Bumitama Agri Ltd.	31,174
171,800	ComfortDelGro Corp. Ltd.	210,323
1,400	DBS Group Holdings Ltd.	63,063
35,500	First Real Estate Investment Trust – (REIT)	7,309
84,500	First Resources Ltd.	157,897
320,400	Golden Agri-Resources Ltd.	72,112
77,000	Oversea-Chinese Banking Corp. Ltd.	1,303,085
7,800	Sheng Siong Group Ltd.	16,210
74,700	StarHub Ltd. (a)	60,779
11,300	United Overseas Bank Ltd.	329,705
21,100	UOL Group Ltd.	188,036
18,500	Venture Corp. Ltd.	228,432
11,000	Wilmar International Ltd.	30,581
219,000	Yangzijiang Financial Holding Ltd.	53,489
52,300	Yangzijiang Maritime Development Ltd. *	25,763
1,125,799	Yangzijiang Shipbuilding Holdings Ltd.	3,847,947
98,000	Yanlord Land Group Ltd. *	59,930

	Total Singapore	6,685,835

	South Africa — 0.0%
4,719	Ninety One Ltd.	16,140
79,552	Old Mutual Ltd.	82,339

	Total South Africa	98,479

	South Korea — 3.0%
10,584	Doosan Bobcat, Inc.	477,262
480	GS Holdings Corp.	22,941
14,660	Hana Financial Group, Inc.	1,240,048
9,696	Hankook Tire & Technology Co. Ltd.	491,124
25,725	HMM Co. Ltd.	381,297
14,806	Hyundai Glovis Co. Ltd.	2,981,190
19,063	Hyundai Mobis Co. Ltd.	6,852,242
2,673	Hyundai Motor Co.	1,253,167

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	South Korea — continued
1,293	KB Financial Group, Inc.	142,706
42,935	Kia Corp.	6,130,584
4,926	KT&G Corp.	558,149
6,639	LG Corp.	496,790
25,705	LG Electronics, Inc.	2,600,452
1,734	LX Holdings Corp.	10,960
3,552	POSCO Holdings, Inc. Sponsored ADR	247,184
2,349	ROKIT Healthcare, Inc. *	111,154
24,998	Samsung E&A Co. Ltd.	632,027
58,414	Samsung Electronics Co. Ltd.	8,742,897
26	Samsung Electronics Co. Ltd. GDR (Registered) (b)	94,305
17,761	Shinhan Financial Group Co. Ltd.	1,194,542
356	SK Hynix, Inc.	263,224
2,971	SK Square Co. Ltd. *	1,333,438
84,000	Woori Financial Group, Inc.	2,102,066

	Total South Korea	38,359,749

	Spain — 1.4%
44,527	Acerinox SA (a)	708,125
16,744	Atresmedia Corp. de Medios de Comunicacion SA (b)	102,416
300,957	Banco Bilbao Vizcaya Argentaria SA	6,970,646
309,813	Banco Santander SA	3,907,381
29,458	Bankinter SA	488,807
23,982	CaixaBank SA (b)	295,585
2,144	CIE Automotive SA	80,346
12,075	Indra Sistemas SA (b)	892,179
335,339	Mapfre SA (a)	1,558,685
29,927	Prosegur Cia de Seguridad SA (b)	102,710
124,056	Repsol SA	2,807,458
302,591	Unicaja Banco SA (a)	957,551

	Total Spain	18,871,889

	Sweden — 0.7%
11,423	AcadeMedia AB (b)	126,230
8,256	Boliden AB *	654,434
12,702	Essity AB – Class B	403,472
24,565	Husqvarna AB – Class B (a)	118,124
44,557	Investor AB – B Shares (b)	1,858,541
2,858	Securitas AB – B Shares (b)	50,860
12,243	Skanska AB – B Shares	375,332
21,042	SKF AB – B Shares	601,479
8,383	SSAB AB – A Shares	74,826
20,650	SSAB AB – B Shares	182,333
9,976	Svenska Cellulosa AB SCA – Class B (a)	135,432
7,899	Swedbank AB – A Shares	303,425
223,957	Telefonaktiebolaget LM Ericsson – B Shares	2,588,939
33,932	Volvo AB – B Shares (b)	1,320,240

	Total Sweden	8,793,667

Shares	Description	Value ($)

	Switzerland — 1.0%
20,896	ABB Ltd. (Registered) (b)	1,946,174
12,881	Adecco Group AG (Registered) (b)	362,131
393	Bobst Group SA (Registered)	23,513
707	Implenia AG (Registered)	66,259
4,741	Logitech International SA (Registered)	434,955
2,012	Mobilezone Holding AG (Registered)	40,539
20,586	Nestle SA (Registered) (b)	2,249,235
12,640	Novartis AG (Registered)	2,125,312
9,257	Novartis AG Sponsored ADR	1,560,915
7,268	Roche Holding AG	3,458,851
674	Roche Holding AG – Class BR	334,075
6,200	Sandoz Group AG ADR	545,724
65	Sandoz Group AG	5,726
171	Swisscom AG (Registered) (b)	160,398

	Total Switzerland	13,313,807

	Taiwan — 2.9%
41,000	Ardentec Corp.	204,843
121,000	ASE Technology Holding Co. Ltd.	1,457,998
27,000	Asustek Computer, Inc.	456,248
19	Bizlink Holding, Inc.	840
146,000	Compal Electronics, Inc.	146,470
65,000	Compeq Manufacturing Co. Ltd.	420,285
687,200	Evergreen Marine Corp. Taiwan Ltd.	4,312,690
95,000	Greatek Electronics, Inc.	289,357
108,000	Hannstar Board Corp.	320,147
224,318	Hon Hai Precision Industry Co. Ltd.	1,715,761
41,000	Lite-On Technology Corp.	223,796
19,000	Longwell Co.	135,683
5,000	MediaTek, Inc.	307,998
18,000	Pegatron Corp.	42,130
12,000	Phison Electronics Corp.	708,926
2,047,000	Pou Chen Corp.	2,025,890
113,000	Powertech Technology, Inc.	917,646
86,000	Realtek Semiconductor Corp.	1,316,225
311,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,405,828
8,000	TCI Co. Ltd.	33,582
76,000	Tripod Technology Corp.	938,772
10,000	TTY Biopharm Co. Ltd.	26,895
378,000	United Microelectronics Corp.	782,028
75,000	Wan Hai Lines Ltd.	183,311
210,000	Yang Ming Marine Transport Corp.	384,635
68,000	YungShin Global Holding Corp.	118,958
178,000	Zhen Ding Technology Holding Ltd.	1,176,823

	Total Taiwan	38,053,765

	Thailand — 1.0%
358,300	3BB Internet Infrastructure Fund – Class F	77,169
111,400	AP Thailand PCL NVDR	32,960
32,600	Bangkok Bank PCL NVDR	186,058
16,600	Bangkok Life Assurance PCL NVDR	11,429
34,300	GFPT PCL NVDR	10,758

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Thailand — continued
540,200	Kasikornbank PCL NVDR	3,492,070
4,191,400	Krung Thai Bank PCL NVDR	4,615,517
74,000	Mega Lifesciences PCL NVDR	90,533
441,200	PTT Exploration & Production PCL NVDR	1,951,519
754,800	PTT PCL NVDR	898,319
60,600	Regional Container Lines PCL NVDR	59,911
377,200	SCB X PCL NVDR	1,800,999
71,500	Thaifoods Group PCL NVDR	14,943
39,400	TOA Paint Thailand PCL NVDR	20,056

	Total Thailand	13,262,241

	Turkey — 0.1%
3,772	Dogus Otomotiv Servis ve Ticaret AS	18,757
26,881	Mavi Giyim Sanayi Ve Ticaret AS – Class B	27,808
137,744	Turk Hava Yollari AO	965,507

	Total Turkey	1,012,072

	United Arab Emirates — 0.1%
1,436	Emaar Development PJSC	7,565
104,700	Emirates NBD Bank PJSC	940,762
81,705	First Abu Dhabi Bank PJSC	436,299

	Total United Arab Emirates	1,384,626

	United Kingdom — 2.8%
80,446	3i Group PLC (b)	3,593,996
54,388	Aberdeen Group PLC	161,160
11,654	Associated British Foods PLC	310,373
1,775	Berkeley Group Holdings PLC	103,215
19,454	British American Tobacco PLC Sponsored ADR (a) (b)	1,218,793
1,802,678	BT Group PLC	5,254,082
2,851	Coca-Cola HBC AG – Class DI	185,062
5,230	DCC PLC	364,699
19,709	Drax Group PLC (b)	235,487
23,265	Evraz PLC * (d) (e)	—
21,033	Ferrexpo PLC *	15,907
1,604	Galliford Try Holdings PLC	11,861
6,800	Global Ship Lease, Inc. – Class A	279,344
113,522	GSK PLC Sponsored ADR	6,712,556
19,945	GSK PLC (b)	592,632
48,065	HSBC Holdings PLC (b)	898,384
20,304	IG Group Holdings PLC	356,141
23,831	Imperial Brands PLC	1,067,363
17,373	International Personal Finance PLC	58,022
202,384	ITV PLC (b)	216,640
40,223	J Sainsbury PLC	189,030
71,873	JD Sports Fashion PLC	79,177
21,470	Jupiter Fund Management PLC	54,231
6,333	Keller Group PLC	172,589
283,917	Kingfisher PLC (b)	1,428,111
4,859	Lion Finance Group PLC	758,699
6,754	Morgan Advanced Materials PLC	21,948

Shares	Description	Value ($)

	United Kingdom — continued
5,953	Morgan Sindall Group PLC	397,291
40,739	OSB Group PLC	334,718
20,286	Paragon Banking Group PLC	233,585
11,290	Plus500 Ltd.	607,958
49,533	Rio Tinto PLC Sponsored ADR (a) (b)	4,920,608
2,887	Rio Tinto PLC (b)	286,014
55,836	Schroders PLC	439,675
5,064	Shell PLC ADR (b)	422,895
2,147	TBC Bank Group PLC	138,860
7,576	Vesuvius PLC	50,991
243,296	Vodafone Group PLC Sponsored ADR	3,737,027
129,011	Vodafone Group PLC (b)	198,655
35,451	Zigup PLC	196,182

	Total United Kingdom	36,303,961

	United States — 11.7%
2,837	Academy Sports & Outdoors, Inc.	170,589
5,429	Adobe, Inc. * (b)	1,424,624
4,005	Aflac, Inc. (a)	452,285
562	Akamai Technologies, Inc. * (a) (b)	55,295
9,144	Albertsons Cos., Inc. – Class A (a)	163,678
9,562	Allstate Corp. (a) (b)	2,051,240
6,043	Alphabet, Inc. – Class A (b)	1,883,966
3,408	Altria Group, Inc. (b)	235,288
1,141	Amazon.com, Inc. * (a) (b)	239,610
819	American Express Co. (a)	252,989
1,583	American International Group, Inc. (a)	127,416
102	Ameriprise Financial, Inc. (a)	47,952
7,848	Annaly Capital Management, Inc. – (REIT)	182,388
8,923	APA Corp. (a)	270,992
1,601	Aptiv PLC *	117,738
8,459	Arch Capital Group Ltd. * (a) (b)	847,169
3,494	Archer-Daniels-Midland Co.	241,226
1,113	Arrow Electronics, Inc. *	169,354
37,944	AT&T, Inc. (a)	1,062,811
885	AutoNation, Inc. * (a)	172,717
6,160	Avnet, Inc. (a)	405,574
57,200	Bank of America Corp. (b)	2,850,276
1,428	Bank of New York Mellon Corp. (b)	170,075
3,980	Bath & Body Works, Inc. (a)	90,585
22,439	Best Buy Co., Inc. (b)	1,390,545
2,096	Block, Inc. – Class A * (b)	133,515
5,472	Blue Owl Capital Corp. (a)	61,779
2,602	BorgWarner, Inc. (a)	149,797
2,162	Bread Financial Holdings, Inc.	153,199
46,772	Bristol-Myers Squibb Co. (b)	2,917,170
11,962	Builders FirstSource, Inc. * (a)	1,247,517
2,363	Bunge Global SA (a)	285,096
9,885	Capital One Financial Corp. (b)	1,933,901
2,076	Carrier Global Corp. (a)	133,694
3,512	CF Industries Holdings, Inc.	349,584
8,181	Chevron Corp. (a)	1,527,884
1,631	Chubb Ltd. (a) (b)	555,943

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
8,381	Cigna Group (b)	2,428,981
13,278	Cisco Systems, Inc. (a)	1,055,070
23,961	Citigroup, Inc. (a)	2,640,263
95,289	CNH Industrial NV (a)	1,172,055
25,559	Cognizant Technology Solutions Corp. – Class A (b)	1,646,766
1,672	Colgate-Palmolive Co. (b)	165,762
88,267	Comcast Corp. – Class A (a)	2,732,746
1,640	Commercial Metals Co.	120,212
1,845	Concentrix Corp. (a)	60,516
5,969	ConocoPhillips (a)	677,243
1,980	Corebridge Financial, Inc.	51,163
585	Covista, Inc. * (b)	57,330
2,967	Crocs, Inc. *	269,137
46	Cummins, Inc. (a)	26,858
34,698	CVS Health Corp. (b)	2,772,370
7,581	Deckers Outdoor Corp. *	889,024
7,450	Dell Technologies, Inc. – Class C (a)	1,103,196
18,626	Delta Air Lines, Inc. (b)	1,223,728
26,545	Devon Energy Corp. (a)	1,155,504
1,104	Dollar General Corp.	172,489
11,905	DR Horton, Inc. (a)	1,909,443
3,778	Dropbox, Inc. – Class A * (b)	94,412
22,955	eBay, Inc. (a)	2,085,691
6,282	Edison International (b)	469,517
5,471	Elevance Health, Inc. (b)	1,750,720
1,304	Enova International, Inc. * (a)	181,321
19,355	EOG Resources, Inc. (a)	2,401,568
3,194	Everest Group Ltd.	1,071,555
2,434	Expedia Group, Inc. (b)	524,989
17,164	Exxon Mobil Corp. (b)	2,617,510
1,440	Federated Hermes, Inc. (a)	80,654
2,461	FedEx Corp. (b)	952,407
942	Fidelity National Financial, Inc.	49,813
1,778	Fifth Third Bancorp (a)	87,958
1,087	Fiserv, Inc. * (b)	67,709
174,884	Ford Motor Co. (a)	2,464,116
4,145	Fortune Brands Innovations, Inc. (a)	225,239
2,774	Fox Corp. – Class A (a)	156,287
3,717	Fox Corp. – Class B (a) (b)	192,280
10,612	Franklin Resources, Inc. (a)	281,642
3,127	Gap, Inc. (b)	87,681
19,065	GE HealthCare Technologies, Inc. (a) (b)	1,606,608
28,260	General Mills, Inc. (a)	1,278,200
32,688	General Motors Co.	2,572,872
2,552	Genpact Ltd. (b)	101,365
3,421	Gilead Sciences, Inc. (a)	509,558
465	Goldman Sachs Group, Inc. (b)	399,700
293	Group 1 Automotive, Inc. (a)	95,442
11,270	H&R Block, Inc. (a)	345,087
3,798	Halliburton Co. (a)	136,728
6,812	Hartford Insurance Group, Inc. (a) (b)	959,334
82,131	Hewlett Packard Enterprise Co. (a)	1,763,353
1,139	Honeywell International, Inc. (b)	277,449

Shares	Description	Value ($)

	United States — continued
83,107	HP, Inc.	1,578,202
2,333	Humana, Inc. (a)	444,530
7,938	Huntington Bancshares, Inc. (a)	133,358
17,923	Incyte Corp. * (a)	1,815,062
14,306	Intel Corp. *	652,497
2,639	Invesco Ltd.	69,300
4,202	Janus Henderson Group PLC	218,924
9,777	Johnson & Johnson (b)	2,428,900
3,587	JPMorgan Chase & Co. (a)	1,077,176
4,561	KB Home (a)	289,988
13,118	Kenvue, Inc.	250,816
6,050	Keurig Dr. Pepper, Inc.	183,194
2,965	Kimberly-Clark Corp.	330,420
5,103	Kinder Morgan, Inc. (a)	169,777
59,132	Kraft Heinz Co.	1,455,239
6,625	Kroger Co.	452,090
2,860	Lear Corp. (a)	375,375
13,891	Lennar Corp. – Class A	1,588,575
1,469	Lincoln National Corp. (a)	50,387
3,279	LKQ Corp. (a)	108,568
6,655	Lululemon Athletica, Inc. * (a)	1,232,306
29,478	LyondellBasell Industries NV – Class A (a)	1,695,575
1,881	M&T Bank Corp. (a)	408,139
346	M/I Homes, Inc. *	49,187
13,363	Macy’s, Inc. (a)	264,320
905	Marathon Petroleum Corp. (a)	179,380
9,156	Match Group, Inc. (a) (b)	289,330
1,927	Mattel, Inc. *	32,663
1,102	Medtronic PLC (a)	107,621
29,863	Merck & Co., Inc. (a) (b)	3,697,637
1,950	Meritage Homes Corp.	147,069
1,703	Meta Platforms, Inc. – Class A (a) (b)	1,103,851
2,864	MetLife, Inc. (a) (b)	206,408
10,068	MGIC Investment Corp.	267,104
5,567	Mondelez International, Inc. – Class A (a)	342,816
5,928	Mosaic Co. (a)	165,036
2,298	NetApp, Inc. (a)	227,571
50	NewMarket Corp. (a)	31,300
1,169	NIKE, Inc. – Class B (a)	72,688
1,770	Northrop Grumman Corp. (a)	1,282,153
10,665	Nucor Corp. (a) (b)	1,886,425
1,158	NXP Semiconductors NV (a)	262,878
23,487	Omnicom Group, Inc. (b)	2,003,206
25,554	ON Semiconductor Corp. * (a)	1,698,830
23,295	Organon & Co. (a)	169,821
1,971	Oshkosh Corp. (a)	335,109
1,159	PACCAR, Inc. (b)	146,138
8,730	Paramount Skydance Corp. – Class B (b)	117,942
46,559	PayPal Holdings, Inc. (b)	2,151,491
3,948	PepsiCo, Inc. (b)	670,134
2,808	Perdoceo Education Corp. (b)	93,647
108,567	Pfizer, Inc. (b)	3,001,878
74,337	Pinterest, Inc. – Class A * (a)	1,273,393
3,515	PNC Financial Services Group, Inc.	746,410

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
1,499	PPG Industries, Inc. (a)	184,782
8,810	Procter & Gamble Co. (b)	1,473,032
3,345	Progressive Corp. (a)	714,693
362	Prudential Financial, Inc. (a)	35,614
12,507	PulteGroup, Inc. (a)	1,715,960
2,569	PVH Corp. (a)	176,233
3,437	Qnity Electronics, Inc. (a)	435,674
19,158	QUALCOMM, Inc. (a) (b)	2,727,333
9,356	Radian Group, Inc. (a)	322,969
2,803	Regeneron Pharmaceuticals, Inc.	2,191,021
7,420	Regions Financial Corp. (a)	206,499
405	ResMed, Inc. (a)	103,785
1,528	Signet Jewelers Ltd. (a)	146,978
3,181	Sixth Street Specialty Lending, Inc.	55,095
7,056	Skyworks Solutions, Inc.	420,396
4,668	SLB Ltd. (a)	239,655
5,315	SLM Corp. (a)	99,603
152	Snap-on, Inc.	58,553
17,819	Solventum Corp. *	1,322,170
9,146	State Street Corp. (b)	1,176,359
5,316	Steel Dynamics, Inc. (a)	1,026,679
13,424	Super Micro Computer, Inc. * (a)	434,803
28,371	Synchrony Financial (b)	1,960,720
823	Sysco Corp. (b)	75,025
17,828	T. Rowe Price Group, Inc. (a)	1,687,064
21,821	Target Corp.	2,483,012
999	Terex Corp. (a)	68,721
16,175	Textron, Inc.	1,595,664
807	Timken Co. (a)	87,463
334	Toll Brothers, Inc. (a)	52,518
884	Toro Co.	87,392
1,352	Travelers Cos., Inc. (a)	417,281
2,663	Tri Pointe Homes, Inc. *	123,297
9,263	Truist Financial Corp.	456,759
998	Tyson Foods, Inc. – Class A	64,860
39,834	U.S. Bancorp (a)	2,177,326
12,276	United Airlines Holdings, Inc. * (a)	1,304,939
21,295	United Parcel Service, Inc. – Class B (b)	2,469,368
325	United Rentals, Inc. (a)	273,000
3,490	UnitedHealth Group, Inc. (a)	1,023,512
3,852	Universal Health Services, Inc. – Class B	793,897
67,049	Verizon Communications, Inc. (a) (b)	3,361,837
5,999	VICI Properties, Inc. – (REIT) (a)	181,230
1,794	Vontier Corp. (a)	73,410
2,438	Walt Disney Co. (a)	258,526
2,361	Wells Fargo & Co. (a)	192,303
23,716	Western Union Co. (a)	228,385
2,322	YETI Holdings, Inc. * (a)	101,495
776	Zebra Technologies Corp. – Class A *	173,793
19,961	Zoom Communications, Inc. * (a) (b)	1,475,916

	Total United States	151,292,515

Shares	Description	Value ($)

	Vietnam — 0.1%
60,060	An Binh CJSB *	32,054
2,200	Binh Minh Plastics JSC	13,388
13,869	Masan Consumer Corp.	75,083
122,200	Quang Ngai Sugar JSC	232,248
857,000	Saigon - Hanoi Commercial Joint Stock Bank	524,828
19,400	Saigon Beer Alcohol Beverage Corp.	36,051
70,600	Vietnam Dairy Products JSC	184,869
94,400	Vietnam Engine & Agricultural Machinery Corp.	127,945

	Total Vietnam	1,226,466

	TOTAL COMMON STOCKS (COST $668,635,228)	769,959,925

	PREFERRED STOCKS (f) — 1.0%

	Brazil — 0.4%
442,900	Banco Bradesco SA ADR	1,811,461
124,100	Bradespar SA	601,074
917,103	Cia Energetica de Minas Gerais	2,159,258
46,163	Cyrela Brazil Realty SA Empreendimentos e Participacoes *	262,489
43,600	Gerdau SA	178,516

	Total Brazil	5,012,798

	Colombia — 0.1%
14,771	Grupo Cibest SA ADR	1,002,655
3,308	Grupo de Inversiones Suramericana SA	40,557

	Total Colombia	1,043,212

	Germany — 0.3%
7,312	Bayerische Motoren Werke AG	763,079
981	Draegerwerk AG & Co. KGaA	103,985
8,335	Henkel AG & Co. KGaA	817,568
23,172	Volkswagen AG (b)	2,755,165

	Total Germany	4,439,797

	Russia — 0.0%
12,924	Bashneft PJSC * (d) (e)	—
56,000	Nizhnekamskneftekhim PJSC * (d) (e)	—
20,810	Sberbank of Russia PJSC * (d) (e)	—
9,254,300	Surgutneftegas PAO * (d) (e)	—
16,100	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.2%
18,916	Samsung Electronics Co. Ltd.	1,899,913
51	Samsung Electronics Co. Ltd. GDR (Registered) (b)	125,715

	Total South Korea	2,025,628

	TOTAL PREFERRED STOCKS (COST $15,516,412)	12,521,435

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
7,900	Resolute Forest Products, Inc. * (g)	11,850

	Sweden — 0.0%
SEK 11,423	AcadeMedia AB *	710

	United States — 0.0%
90,581	Walgreens Boots Alliance, Inc. * (g)	45,291

	TOTAL RIGHTS/WARRANTS (COST $57,949)	57,851

	INVESTMENT FUNDS — 19.5%

	United States — 19.5%
8,595,545	GMO Alternative Allocation Fund, Class VI (h)	163,831,085
470,008	GMO Climate Change Fund, Class III (h)	13,348,240
714,036	GMO High Yield Fund, Class VI (h)	12,381,385
956,814	GMO Opportunistic Income Fund, Class VI (h)	23,556,751
1,512,338	GMO Resources Fund, Class VI (h)	39,653,495
27,058	GMO U.S. Treasury Fund, Class VI (h) (i)	135,562

	TOTAL INVESTMENT FUNDS (COST $238,620,283)	252,906,518

	DEBT OBLIGATIONS — 17.5%

	Dominican Republic — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%
DOP 64,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,329,035

	Malaysia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%
MYR 3,800,000	Malaysia Government Bonds, 3.90%, due 11/30/26	983,761

	Paraguay — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%
PYG 860,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	133,202

	Uganda — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%
UGX 340,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	95,861

	United States — 17.3%

	U.S. Government — 17.3%
35,265,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (b)	35,306,988

Shares / Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — continued
55,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (b)	55,066,111
53,800,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27 (b)	53,887,495
79,560,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28	79,556,386

	Total U.S. Government	223,816,980

	Total United States	223,816,980

	Uruguay — 0.0%

	Sovereign and Sovereign Agency Issuers — 0.0%
UYU 12,500,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	370,726

	TOTAL DEBT OBLIGATIONS (COST $226,439,451)	226,729,565

	SHORT-TERM INVESTMENTS — 15.8%

	Money Market Funds — 0.9%
11,057,641	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (j)	11,057,641

	Repurchase Agreements — 14.7%
189,999,862	Nomura Securities International, Inc. Repurchase Agreement, dated 02/27/26, maturing on 03/02/26 with a maturity value of $190,057,337 and an effective yield of 3.63%, collateralized by a U.S. Treasury Note with maturity date 07/31/27 and a market value of $194,006,724.	189,999,862

	Sovereign and Sovereign Agency Issuers — 0.2%
EGP 82,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	1,478,326
NGN 930,000,000	Nigeria OMO Bills, Zero Coupon, due 05/05/26	658,374
NGN 1,330,000,000	Nigeria OMO Bills, Zero Coupon, due 07/07/26	911,612

	Total Sovereign and Sovereign Agency Issuers	3,048,312

	TOTAL SHORT-TERM INVESTMENTS (COST $204,018,902)	204,105,815

	TOTAL INVESTMENTS — 113.2% (Cost $1,353,288,225)	1,466,281,109

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (13.5)%

	Common Stocks — (13.4)%

	Australia — (0.4)%
(183)	Cochlear Ltd.	(25,914)
(123,123)	Lottery Corp. Ltd.	(482,885)
(74,625)	Lynas Rare Earths Ltd. *	(989,097)
(7,727)	Pro Medicus Ltd.	(713,107)
(3,319)	REA Group Ltd.	(392,663)
(319,615)	Sigma Healthcare Ltd.	(644,236)
(27,810)	WiseTech Global Ltd.	(941,463)
(21,858)	Xero Ltd. *	(1,290,296)

	Total Australia	(5,479,661)

	Belgium — (0.0)%
(35)	Lotus Bakeries NV	(435,301)

	Brazil — (0.1)%
(90,291)	NU Holdings Ltd. – Class A *	(1,352,559)

	Canada — (0.7)%
(24,400)	AltaGas Ltd.	(829,283)
(16,214)	Brookfield Renewable Corp.	(692,824)
(8,551)	Cameco Corp.	(1,012,438)
(1,300)	Dollarama, Inc.	(191,390)
(15,045)	Enbridge, Inc.	(799,491)
(3,783)	Franco-Nevada Corp.	(1,061,548)
(15,087)	GFL Environmental, Inc.	(666,695)
(11,600)	Keyera Corp.	(442,723)
(16,202)	Pan American Silver Corp.	(1,113,078)
(21,126)	Pembina Pipeline Corp.	(929,333)
(12,066)	Restaurant Brands International, Inc.	(865,253)
(4,680)	Wheaton Precious Metals Corp.	(765,882)

	Total Canada	(9,369,938)

	Chile — (0.1)%
(13,417)	Latam Airlines Group SA ADR	(753,499)

	China — (0.1)%
(581)	H World Group Ltd. ADR	(31,839)
(147,601)	NIO, Inc. *	(718,817)
(14,634)	XPeng, Inc. *	(256,973)

	Total China	(1,007,629)

	Denmark — (0.2)%
(15,857)	Coloplast AS – Class B	(1,228,644)
(397)	DSV AS	(102,474)
(1,595)	Novonesis Novozymes B – Class B	(94,861)
(37,892)	Tryg AS	(938,269)

	Total Denmark	(2,364,248)

	France — (0.3)%
(6,412)	Aeroports de Paris SA	(894,692)

Shares	Description	Value ($)

	France — continued
(46,810)	Getlink SE	(1,016,351)
(562)	Hermes International SCA	(1,350,746)

	Total France	(3,261,789)

	Germany — (0.4)%
(2,550)	CTS Eventim AG & Co. KGaA	(206,499)
(33,111)	Delivery Hero SE *	(761,549)
(12,823)	Hensoldt AG	(1,124,894)
(1,131)	HOCHTIEF AG	(545,551)
(2,759)	MTU Aero Engines AG	(1,189,231)
(95)	Rheinmetall AG	(187,926)
(681)	RWE AG	(43,808)
(4,315)	Siemens Energy AG	(835,719)
(7,285)	Talanx AG	(916,311)

	Total Germany	(5,811,488)

	Israel — (0.1)%
(15,589)	Wix.com Ltd. *	(1,098,401)

	Italy — (0.3)%
(5,555)	Ferrari NV (c)	(2,098,803)
(280)	Ferrari NV (c)	(106,378)
(54,812)	FinecoBank Banca Fineco SpA	(1,289,950)
(96,071)	Infrastrutture Wireless Italiane SpA	(1,019,344)

	Total Italy	(4,514,475)

	Japan — (1.4)%
(6,400)	Advantest Corp.	(1,108,284)
(62,400)	Aeon Co. Ltd.	(888,352)
(2,300)	ANA Holdings, Inc.	(50,151)
(25,200)	Asics Corp.	(772,272)
(4,200)	Disco Corp.	(2,019,383)
(300)	East Japan Railway Co.	(7,410)
(5,100)	Fujikura Ltd.	(870,838)
(35,500)	IHI Corp.	(971,195)
(97,200)	Japan Exchange Group, Inc.	(1,322,788)
(5,600)	Kioxia Holdings Corp. *	(756,808)
(21,700)	Kobe Bussan Co. Ltd.	(516,347)
(500)	Lasertec Corp.	(107,801)
(51,200)	MonotaRO Co. Ltd.	(680,708)
(109,900)	Oriental Land Co. Ltd.	(1,979,994)
(240,900)	Rakuten Group, Inc. *	(1,278,901)
(28,400)	Sanrio Co. Ltd.	(1,041,244)
(32,900)	Shiseido Co. Ltd.	(694,671)
(1,344,400)	SoftBank Corp.	(1,838,874)
(10,100)	Zensho Holdings Co. Ltd.	(641,116)

	Total Japan	(17,547,137)

	Mexico — (0.0)%
(357)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(93,091)

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Netherlands — (0.4)%
(253)	Adyen NV *	(297,105)
(8,289)	BE Semiconductor Industries NV	(1,857,462)
(55,281)	CVC Capital Partners PLC	(788,772)
(31,495)	InPost SA *	(565,332)
(83,421)	Universal Music Group NV	(1,878,422)

	Total Netherlands	(5,387,093)

	Norway — (0.2)%
(43,428)	Kongsberg Gruppen ASA	(1,761,064)
(14,786)	Salmar ASA	(886,785)

	Total Norway	(2,647,849)

	Peru — (0.2)%
(8,829)	Southern Copper Corp.	(1,927,362)

	Singapore — (0.1)%
(16,400)	CapitaLand Investment Ltd.	(39,631)
(320,762)	Grab Holdings Ltd. – Class A *	(1,353,616)

	Total Singapore	(1,393,247)

	South Africa — (0.0)%
(11,081)	Sibanye Stillwater Ltd. ADR*	(196,244)

	Spain — (0.2)%
(36,934)	Cellnex Telecom SA *	(1,403,703)
(23,680)	Ferrovial SE	(1,764,841)

	Total Spain	(3,168,544)

	Sweden — (0.3)%
(46,058)	EQT AB	(1,419,563)
(1,741)	Saab AB – Class B	(127,123)
(3,449)	Spotify Technology SA *	(1,776,028)

	Total Sweden	(3,322,714)

	Switzerland — (0.2)%
(17,063)	Avolta AG	(1,121,710)
(24)	Chocoladefabriken Lindt & Spruengli AG	(396,231)
(1,070)	Partners Group Holding AG	(1,189,039)
(191)	VAT Group AG	(134,709)

	Total Switzerland	(2,841,689)

	United Kingdom — (0.7)%
(10,402)	Antofagasta PLC	(597,624)
(37,884)	Entain PLC	(293,523)
(105,568)	Informa PLC	(1,192,314)
(11,355)	InterContinental Hotels Group PLC	(1,560,407)
(8,755)	London Stock Exchange Group PLC	(1,043,101)
(95,687)	Phoenix Group Holdings PLC	(988,327)
(54,961)	Rolls-Royce Holdings PLC	(988,313)
(28,844)	Severn Trent PLC	(1,273,156)
(83,352)	Wise PLC – Class A *	(965,788)

	Total United Kingdom	(8,902,553)

Shares	Description	Value ($)

	United States — (7.0)%
(6,468)	AbbVie, Inc.	(1,501,093)
(25,557)	Affirm Holdings, Inc. *	(1,200,668)
(4,045)	Alnylam Pharmaceuticals, Inc. *	(1,346,661)
(2,378)	Analog Devices, Inc.	(846,069)
(2,236)	AppLovin Corp. – Class A *	(972,146)
(7,838)	Arthur J Gallagher & Co.	(1,788,632)
(1,589)	Astera Labs, Inc. *	(188,821)
(3,303)	Axon Enterprise, Inc. *	(1,791,547)
(5,974)	Bloom Energy Corp. – Class A *	(929,973)
(7,044)	Boeing Co. *	(1,602,721)
(6,210)	Burlington Stores, Inc. *	(1,905,663)
(3,573)	Carvana Co. *	(1,193,954)
(208)	Ciena Corp. *	(72,530)
(7,635)	Cintas Corp.	(1,535,628)
(8,415)	Cloudflare, Inc. – Class A *	(1,448,979)
(389)	Corning, Inc.	(58,498)
(6,760)	Credo Technology Group Holding Ltd. *	(758,945)
(7,988)	DoorDash, Inc. – Class A *	(1,409,642)
(73,004)	DraftKings, Inc. – Class A *	(1,740,415)
(7,749)	EchoStar Corp. – Class A *	(895,242)
(3,541)	Ecolab, Inc.	(1,091,867)
(22,278)	EQT Corp.	(1,368,315)
(4,576)	Equitable Holdings, Inc.	(184,047)
(2,508)	Erie Indemnity Co. – Class A	(675,755)
(1,231)	Fair Isaac Corp. *	(1,734,922)
(32,477)	Fastenal Co.	(1,495,241)
(37,423)	Fidelity National Information Services, Inc.	(1,907,076)
(6,911)	HubSpot, Inc. *	(1,828,029)
(9,658)	Hyatt Hotels Corp. – Class A	(1,559,767)
(6,025)	Insulet Corp. *	(1,485,825)
(41,656)	IonQ, Inc. *	(1,598,341)
(16,142)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,478,446)
(4,336)	Linde PLC	(2,203,035)
(13,784)	Live Nation Entertainment, Inc. *	(2,234,938)
(1,187)	Mastercard, Inc. – Class A	(613,928)
(1,508)	McKesson Corp.	(1,488,954)
(747)	MercadoLibre, Inc. *	(1,312,912)
(62)	Microchip Technology, Inc.	(4,628)
(4,233)	MongoDB, Inc. *	(1,390,413)
(1,132)	Moody’s Corp.	(540,632)
(582)	Motorola Solutions, Inc.	(280,675)
(3,326)	MSCI, Inc.	(1,901,907)
(7,179)	Natera, Inc. *	(1,493,519)
(334)	Newmont Corp.	(43,420)
(5,192)	NiSource, Inc.	(245,582)
(9,605)	Oklo, Inc. *	(604,635)
(22,446)	Okta, Inc. *	(1,627,335)
(21,961)	ONEOK, Inc.	(1,817,712)
(10,147)	O’Reilly Automotive, Inc. *	(952,600)
(21,629)	Otis Worldwide Corp.	(2,001,980)
(9,472)	Palantir Technologies, Inc. – Class A *	(1,299,464)
(4,682)	Paychex, Inc.	(438,469)
(94,670)	Rivian Automotive, Inc. – Class A *	(1,451,291)

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
(8,514)	Robinhood Markets, Inc. – Class A *	(645,787)
(22,266)	ROBLOX Corp. – Class A *	(1,528,784)
(18,982)	Rocket Lab Corp. *	(1,311,656)
(22,157)	Rollins, Inc.	(1,349,140)
(290)	S&P Global, Inc.	(128,145)
(49,046)	Samsara, Inc. – Class A *	(1,417,429)
(1,206)	Seagate Technology Holdings PLC	(491,855)
(13,089)	ServiceNow, Inc. *	(1,413,743)
(8,496)	Snowflake, Inc. *	(1,430,811)
(37,495)	SoFi Technologies, Inc. *	(665,911)
(7,752)	Starbucks Corp.	(759,851)
(595)	STERIS PLC	(150,148)
(3,459)	Tesla, Inc. *	(1,392,282)
(6,122)	Texas Pacific Land Corp.	(3,209,703)
(570)	TransDigm Group, Inc.	(742,590)
(2,456)	Tyler Technologies, Inc. *	(871,119)
(9,649)	Vistra Corp.	(1,677,865)
(5,169)	Waste Connections, Inc.	(889,740)
(4,547)	Watsco, Inc.	(1,897,599)
(3,017)	Western Digital Corp.	(843,855)
(22,289)	Williams Cos., Inc.	(1,665,434)
(26,515)	Zillow Group, Inc. – Class C *	(1,183,099)
(8,711)	Zscaler, Inc. *	(1,280,430)

	Total United States	(90,490,463)

	TOTAL COMMON STOCKS (PROCEEDS $140,525,739)	(173,366,974)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%
(4,171)	Sartorius AG	(1,180,606)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,323,273)	(1,180,606)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $141,849,012)	(174,547,580)

	Other Assets and Liabilities (net) — 0.3%	3,708,822

	TOTAL NET ASSETS — 100.0%	$1,295,442,351

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026
Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—
Bashneft PJSC	06/11/20	245,233	0.0%	—
Evraz PLC	10/25/21	197,469	0.0%	—
Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—
Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Issuer Description — (continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

Gazprom PJSC	08/10/20	$7,398,324	0.0%	$—

GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—

Inter RAO UES PJSC	06/05/20	453,917	0.0%	—

LSR Group PJSC	08/12/19	175,128	0.0%	—

LSR Group PJSC GDR	05/06/21	2	0.0%	—

LUKOIL PJSC	07/13/20	6,946,911	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—

Mechel PJSC	11/12/21	47,412	0.0%	—

Moscow Exchange MICEX-RTS PJSC	07/02/20	707,707	0.0%	—

Mosenergo PJSC	11/22/21	96,796	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—

Novatek PJSC	10/21/21	777,645	0.0%	—

Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—

PhosAgro PJSC	12/03/20	212,444	0.0%	—

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—

Polyus PJSC	07/22/20	2,148,976	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	01/13/21	263,311	0.0%	—

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

Severstal PAO	02/02/21	7,249	0.0%	—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Surgutneftegas PAO	12/18/19	3,244,318	0.0%	—

Surgutneftegas PAO	03/16/20	4,726,538	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Transneft PJSC	05/29/20	320,452	0.0%	—

Unipro PAO	01/13/21	50,836	0.0%	—

United Co. RUSAL International PJSC	11/12/21	51,607	0.0%	—

				$—

41	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/03/2026	CITI	USD	345,105	BRL	1,800,000	6,012
05/05/2026	JPM	USD	6,342,535	BRL	33,200,000	40,399
03/03/2026	MSCI	USD	5,615,667	BRL	31,400,000	509,370
04/15/2026	JPM	USD	2,339,492	CZK	48,600,000	31,331
05/06/2026	GS	USD	2,378,535	IDR	40,000,300,000	99
04/15/2026	BCLY	USD	5,682,606	MXN	102,400,000	241,183
04/07/2026	GS	USD	2,318,860	PHP	138,000,000	71,090
04/07/2026	MSCI	USD	97,268	PHP	5,700,000	1,447
04/22/2026	CITI	USD	70,790	THB	2,200,000	252
04/30/2026	BCLY	USD	2,457,637	TRY	113,800,000	13,734
04/30/2026	MSCI	USD	5,884,292	ZAR	94,600,000	32,157
03/03/2026	JPM	BRL	33,200,000	USD	6,434,109	(42,045)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/03/2026	MSCI	BRL	31,400,000	USD	6,097,679	(27,357)
04/15/2026	SSB	MXN	9,000,000	USD	519,736	(909)
05/05/2026	CITI	PEN	800,000	USD	237,763	(255)
05/11/2026	CITI	USD	151,843	COP	565,400,000	(3,705)
05/11/2026	MSCI	USD	6,269,240	COP	23,334,800,000	(155,386)
04/15/2026	MSCI	USD	555,159	CZK	11,300,000	(3,919)
05/06/2026	GS	USD	82,709	IDR	1,390,000,000	(52)
05/05/2026	MSCI	USD	5,662,987	PEN	19,000,000	(10,070)
04/22/2026	CITI	USD	3,384,949	THB	104,600,000	(7,245)

						$696,131

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
766	U.S. Treasury Note 10 Yr. (CBT)	June 2026	87,180,375	382,861
375	U.S. Treasury Note 2 Yr. (CBT)	June 2026	78,477,539	154,857
1,410	U.S. Treasury Note 5 Yr. (CBT)	June 2026	155,298,281	885,109
494	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	57,666,781	328,471
49	U.S. Ultra Bond (CBT)	June 2026	5,958,094	49,687

			$384,581,070	$1,800,985

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
56	MSCI EAFE Index	March 2026	8,862,280	(604,151)
32	MSCI Emerging Market	March 2026	2,565,920	(100,620)
8	TOPIX Index	March 2026	2,012,563	(70,117)

			$13,440,763	$(774,888)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	42

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S45	USD 10,890,000	5.00%	3.32%	N/A	12/20/2030	Quarterly	$(835,296)	$(735,739)	$99,557

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	11,329,599	06/18/2027	Monthly	—	(166,738)	(166,738)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	13,058,434	06/24/2026	Monthly	—	(291,367)	(291,367)

							$—	$(458,105)	$(458,105)

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs (Note 2).

(h)	Affiliated company (Note 10).

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of February 28, 2026.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

43	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

(l)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of February 28, 2026.

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(656)	ACS Actividades de Construccion y Servicios	0.6%	(84,647)
	SA
(5,250)	Aena SME SA	1.2%	(165,471)
(94,389)	Allefro.eu.SA	5.5%	(734,533)
(15,754)	Antofagasta PLC	6.8%	(905,110)
(16,900)	AXIA Energia SA	1.5%	(201,982)
(1,590)	Budimex SA	2.7%	(358,597)
(6,249)	Capitec Bank Holdings Ltd.	14.0%	(1,862,073)
(8,278)	CD Projekt SA	4.2%	(562,166)
(22,435)	Cellnex Telecom SA	6.4%	(852,658)
(361)	Celltrion, Inc.	0.4%	(59,768)
(25,110)	Clicks Group Ltd.	3.8%	(502,428)
(17,900)	Delta Electronics (Thailand) Public Co. Ltd.	1.2%	(160,309)
	NVDR
(1,097)	Doosan Co. Ltd.	7.3%	(976,099)
(5,010)	Doosan Enerbility Co. Ltd.	2.8%	(370,265)
(4,593)	eMemory Technology, Inc.	2.7%	(365,274)
(27,893)	Entain PLC	1.6%	(216,113)
(2,143)	Fresnillo PLC	0.9%	(122,278)
(57)	Hanwha Aerospace Co. Ltd.	0.4%	(47,383)
(116)	HD Hyundai Electric Co. Ltd.	0.6%	(84,686)
(238)	Hermes International SCA	4.3%	(572,024)
(960)	HLB, Inc.	0.3%	(34,510)
(1,474)	HYBE Co. Ltd.	3.0%	(396,288)
(73)	Hyosung Heavy Industries Corp.	1.1%	(143,094)
(6,214)	Hyundai Rotem Co.	7.4%	(993,511)
(733)	Kakao Corp.	0.2%	(31,717)
(103,700)	Localiza Rent A Car ADR	7.7%	(1,026,785)
(78)	LPP SA	3.4%	(451,352)
(12,877)	Public Power Corp.	2.2%	(288,175)
(610)	Samsung Biologics Co. Ltd.	5.6%	(752,608)
(2,349)	Shoprite Holdings Ltd	0.3%	(39,078)
15,462	Turk Hava Yollari AO	(0.8%)	108,380
(1,240)	Yuhan Corp.	0.7%	(94,908)

	TOTAL COMMON STOCKS		$(13,347,510)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

See accompanying notes to the financial statements.	44

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.6%

	United States — 99.6%
4,692,137	GMO Alternative Allocation Fund, Class VI (a)	89,432,129
4,206,093	GMO Asset Allocation Bond Fund, Class VI (a)	81,219,648
169,802	GMO Climate Change Fund, Class III (a)	4,822,362
390,464	GMO Domestic Resilience ETF (a)	11,616,304
206,806	GMO Emerging Country Debt Fund, Class VI (a)	4,899,224
1,114,164	GMO Emerging Markets ex-China Fund, Class VI (a)	18,907,370
1,056,415	GMO Emerging Markets Fund, Class VI (a)	36,055,458
2,277,265	GMO International Equity Fund, Class IV (a)	87,697,483
2,236,154	GMO International Opportunistic Value Fund, Class IV (a)	41,435,931
1,259,632	GMO-Usonian Japan Value Creation Fund, Class VI (a)	37,234,732
688,767	GMO Opportunistic Income Fund, Class VI (a)	16,957,442
461,751	GMO Quality Fund, Class VI (a)	16,239,777
216,925	GMO Resources Fund, Class VI (a)	5,687,782
431,551	GMO Small Cap Quality Fund, Class VI (a)	11,142,652
2,969,980	GMO U.S. Equity Fund, Class VI (a)	43,599,310
1,722,715	GMO U.S. Opportunistic Value Fund, Class VI (a)	39,725,801
445,735	GMO U.S. Small Cap Value Fund, Class VI (a)	11,098,794
3,045,199	GMO U.S. Treasury Fund, Class VI (a)	15,256,448

	TOTAL INVESTMENT FUNDS (COST $492,453,818)	573,028,647

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
912,014	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	912,014

	TOTAL SHORT-TERM INVESTMENTS (COST $912,014)	912,014

	TOTAL INVESTMENTS — 99.7% (Cost $493,365,832)	573,940,661
	Other Assets and Liabilities (net) — 0.3%	1,449,236

	TOTAL NET ASSETS — 100.0%	$575,389,897

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

45	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
34,007	GMO Climate Change Fund, Class III (a)	965,786
73,066	GMO Domestic Resilience ETF (a)	2,173,713
124,661	GMO Emerging Markets ex-China Fund, Class VI (a)	2,115,502
715,583	GMO International Equity Fund, Class IV (a)	27,557,087
613,661	GMO International Opportunistic Value Fund, Class IV (a)	11,371,140
211,712	GMO-Usonian Japan Value Creation Fund, Class VI (a)	6,258,195
415,347	GMO Quality Fund, Class VI (a)	14,607,773
82,992	GMO Resources Fund, Class VI (a)	2,176,060
147,983	GMO Small Cap Quality Fund, Class VI (a)	3,820,928
777,401	GMO U.S. Equity Fund, Class VI (a)	11,412,243
635,831	GMO U.S. Opportunistic Value Fund, Class VI (a)	14,662,261
111,997	GMO U.S. Small Cap Value Fund, Class VI (a)	2,788,737

	TOTAL INVESTMENT FUNDS (COST $75,838,823)	99,909,425

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
84,708	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	84,708

	TOTAL SHORT-TERM INVESTMENTS (COST $84,708)	84,708

	TOTAL INVESTMENTS — 100.0% (Cost $75,923,531)	99,994,133
	Other Assets and Liabilities (net) — (0.0%)	(48,471)

	TOTAL NET ASSETS — 100.0%	$99,945,662

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

See accompanying notes to the financial statements.	46

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%
246,082	GMO Climate Change Fund, Class III (a)	6,988,718
479,019	GMO Domestic Resilience ETF (a)	14,250,815
950,935	GMO Emerging Markets ex-China Fund, Class VI (a)	16,137,376
2,165,416	GMO Emerging Markets Fund, Class VI (a)	73,905,644
4,347,637	GMO International Equity Fund,
	Class IV (a)	167,427,492
4,118,866	GMO International Opportunistic Value Fund, Class IV (a)	76,322,592
1,489,132	GMO-Usonian Japan Value Creation Fund, Class VI (a)	44,018,733
2,128,830	GMO Quality Fund, Class VI (a)	74,870,936
580,775	GMO Resources Fund, Class VI (a)	15,227,924
1,027,358	GMO Small Cap Quality Fund, Class VI (a)	26,526,390
4,317,712	GMO U.S. Equity Fund, Class VI (a)	63,384,019
3,605,920	GMO U.S. Opportunistic Value Fund, Class VI (a)	83,152,507
776,802	GMO U.S. Small Cap Value Fund, Class VI (a)	19,342,372

	TOTAL INVESTMENT FUNDS (COST $528,654,561)	681,555,518

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
553,049	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	553,049

	TOTAL SHORT-TERM INVESTMENTS (COST $553,049)	553,049

	TOTAL INVESTMENTS — 100.0% (Cost $529,207,610)	682,108,567
	Other Assets and Liabilities (net) — (0.0%)	(134,456)

	TOTAL NET ASSETS — 100.0%	$681,974,111

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).
(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	COMMON STOCKS — 75.3%

	Argentina — 0.2%
41,100	Vista Energy SAB de CV ADR*	2,373,114
54,066	YPF SA Sponsored ADR*	1,913,396

	Total Argentina	4,286,510

	Australia — 1.4%
141,472	Accent Group Ltd. (a)	116,431
32,460	AMP Ltd.	29,986
242,166	Aurizon Holdings Ltd.	715,047
371,782	BHP Group Ltd.	15,085,153
65,447	BlueScope Steel Ltd.	1,303,758
22,731	Brambles Ltd. (b)	405,387
6,592	Credit Corp. Group Ltd. (a)	57,042
501,256	Fortescue Ltd.	7,529,476
350,881	Grange Resources Ltd. *	57,485
125,873	Harvey Norman Holdings Ltd.	515,286
157,176	Helia Group Ltd.	673,399
49,194	HomeCo Daily Needs REIT	45,667
1,819	JB Hi-Fi Ltd.	106,329
9,606	Monadelphous Group Ltd.	221,676
31,796	Nine Entertainment Co. Holdings Ltd. (b)	23,867
47,744	NRW Holdings Ltd.	221,831
24,744	Paladin Energy Ltd. *	235,778
122,235	Perenti Ltd.	204,397
77,138	Perseus Mining Ltd.	331,574
258,525	Ramelius Resources Ltd.	849,346
6,418	Rio Tinto Ltd.	762,972
34,044	Santos Ltd.	164,063
69,907	Southern Cross Media Group Ltd.	30,349
28,106	Super Retail Group Ltd.	310,344
60,967	Woodside Energy Group Ltd.	1,244,762

	Total Australia	31,241,405

	Austria — 0.3%
26,109	OMV AG	1,691,346
50,158	Raiffeisen Bank International AG	2,491,845
18,603	UNIQA Insurance Group AG	367,665
5,783	Vienna Insurance Group AG Wiener Versicherung Gruppe	451,098
14,951	voestalpine AG (a)	855,647

	Total Austria	5,857,601

	Belgium — 0.3%
59,891	Ageas SA	4,445,507
8,313	Barco NV	106,483
10,272	Bekaert SA	530,145
7,054	Econocom Group SA NV	12,931
1,202	KBC Group NV	162,790
1,487	Melexis NV (a)	99,717
152,692	Proximus SADP	1,259,219
432	Sofina SA (a)	128,322

Shares	Description	Value ($)

	Belgium — continued
27,149	Umicore SA	578,597

	Total Belgium	7,323,711

	Brazil — 0.5%
222,200	Banco Bradesco SA	796,218
8,200	Cia De Sanena Do Parana	72,139
228,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,365,821
39,200	Guararapes Confeccoes SA	76,695
183,069	Klabin SA	734,204
16,900	Neoenergia SA	108,359
17,500	Pagseguro Digital Ltd. – Class A (a)	185,675
63,700	Petroreconcavo SA	153,084
44,000	PRIO SA *	467,680
106,126	Sao Martinho SA	371,798
40,200	Suzano SA	454,813
324,100	Vale SA Sponsored ADR (a) (b)	5,568,038
73,900	Vale SA	1,275,321
8,933	Vibra Energia SA	52,136
44,300	Vivara Participacoes SA	269,179

	Total Brazil	11,951,160

	Canada — 4.2%
24,800	Alimentation Couche-Tard, Inc. (b)	1,505,036
58,000	Anaergia, Inc. * (a)	93,545
11,600	ARC Resources Ltd.	215,153
247,000	B2Gold Corp.	1,517,437
23,200	Bank of Montreal (b)	3,338,875
70,100	Bank of Nova Scotia (b) (c)	5,317,949
37,167	Bank of Nova Scotia (a) (c)	2,815,400
30,795	Barrick Mining Corp. (b)	1,562,538
10,700	Canadian Imperial Bank of Commerce (b)	1,080,864
27,700	Canadian Tire Corp. Ltd. – Class A (b)	3,885,371
6,078	Canfor Corp. *	61,268
98,500	Capstone Copper Corp. *	1,018,903
72,656	Centerra Gold, Inc. (c)	1,527,956
19,200	Centerra Gold, Inc. (c)	403,551
37,600	CGI, Inc. (b)	2,749,882
3,400	Cogeco Communications, Inc.	180,363
4,787	Cogeco, Inc.	258,327
108,980	DPM Metals, Inc.	4,718,565
16,700	Empire Co. Ltd. – Class A	592,314
13,000	Enerflex Ltd.	291,727
400	Fairfax Financial Holdings Ltd.	688,465
7,800	Finning International, Inc.	525,852
40,100	First Quantum Minerals Ltd. *	1,200,604
7,900	iA Financial Corp., Inc.	898,447
55,342	IGM Financial, Inc.	2,753,204
10,963	Interfor Corp. *	80,049
11,554	International Petroleum Corp. *	264,864
89,100	Ivanhoe Mines Ltd. – Class A * (a)	1,018,995
110,972	Largo, Inc. * (a)	188,743
10,700	Linamar Corp.	737,441

See accompanying notes to the financial statements.	48

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Canada — continued
119,371	Magna International, Inc. (c)	7,526,342
12,600	Magna International, Inc. (a) (c)	794,491
102,800	Manulife Financial Corp. (c)	3,660,420
68,240	Manulife Financial Corp. (c)	2,425,250
147,600	NexGen Energy Ltd. * (a)	1,882,805
44,884	Nutrien Ltd. (c)	3,369,442
7,300	Nutrien Ltd. (c)	549,032
110,843	Open Text Corp. (b) (c)	2,745,581
66,800	Open Text Corp. (b) (c)	1,654,758
105,000	Parex Resources, Inc.	1,642,682
134,856	Power Corp. of Canada	6,774,189
4,000	Precision Drilling Corp. *	346,967
7,100	Russel Metals, Inc.	250,052
64,900	Sun Life Financial, Inc. (a) (c)	4,253,554
9,308	Sun Life Financial, Inc. (c)	610,139
5,800	Suncor Energy, Inc. (a)	327,620
53,100	Tamarack Valley Energy Ltd.	396,678
8,588	Torex Gold Resources, Inc.	523,257
144,300	Toronto-Dominion Bank (c)	14,057,098
12,431	Toronto-Dominion Bank (a) (b) (c)	1,210,282
18,000	Transcontinental, Inc. – Class A	306,939
2,643	Wajax Corp.	60,880
50,400	Whitecap Resources, Inc.	503,243

	Total Canada	97,363,389

	China — 2.3%
878,000	361 Degrees International Ltd.	632,997
125,500	3SBio, Inc.	353,780
1,661,000	AviChina Industry & Technology Co. Ltd. – Class H (a)	901,951
232,871	Bank of Communications Co. Ltd. – Class H	203,802
91,000	Beijing Enterprises Holdings Ltd.	409,266
1,938,000	Bosideng International Holdings Ltd.	1,201,385
3,810,000	China Communications Services Corp. Ltd. – Class H	2,162,833
190,000	China Conch Venture Holdings Ltd.	322,167
686,000	China Construction Bank Corp. – Class H	697,932
188,000	China Foods Ltd.	96,685
3,659,000	China Greenfresh Group Co. Ltd. (d)	—
584,000	China Hongqiao Group Ltd.	2,634,119
753,000	China Lesso Group Holdings Ltd.	657,115
303,000	China Medical System Holdings Ltd.	563,169
534,000	China National Building Material Co. Ltd. – Class H	462,998
436,000	China Nonferrous Mining Corp. Ltd.	833,370
705,500	China Overseas Land & Investment Ltd.	1,288,848
1,658,000	China Railway Group Ltd. – Class H	1,097,177
2,587,000	China Reinsurance Group Corp. – Class H	544,612
292,000	China Sanjiang Fine Chemicals Co. Ltd. *	181,706
28,000	China Shineway Pharmaceutical Group Ltd.	33,527
1,058,400	China Taiping Insurance Holdings Co. Ltd.	3,081,985
1,188,158	CITIC Ltd.	1,894,066

Shares	Description	Value ($)

	China — continued
1,469,000	Consun Pharmaceutical Group Ltd.	3,377,427
3,934,000	CSPC Pharmaceutical Group Ltd.	4,952,148
317,400	ENN Energy Holdings Ltd.	2,784,697
602,000	Fufeng Group Ltd.	625,229
97,900	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	462,969
25,500	Hengan International Group Co. Ltd.	94,868
3,000	Kingboard Holdings Ltd.	15,492
58,000	Kunlun Energy Co. Ltd.	62,173
239,000	Legend Holdings Corp. – Class H *	278,854
96,000	Longfor Group Holdings Ltd.	121,546
543,000	Lonking Holdings Ltd.	236,997
420,000	Minth Group Ltd.	2,347,702
234,500	Orient Overseas International Ltd. (a)	4,478,559
240,000	PICC Property & Casualty Co. Ltd. – Class H	495,203
62,796	Qfin Holdings, Inc. (a)	914,310
153,000	Sany Heavy Equipment International Holdings Co. Ltd.	307,666
13,000	Shanghai Industrial Holdings Ltd.	25,489
2,583,000	Sino Biopharmaceutical Ltd.	1,991,835
766,000	Sinofert Holdings Ltd.	181,841
1,125,500	Sinopec Engineering Group Co. Ltd. – Class H	1,137,949
11,200	Sinopharm Group Co. Ltd. – Class H	30,196
638,000	Skyworth Group Ltd. *	571,244
70,000	TCL Electronics Holdings Ltd.	109,554
40,600	Tencent Holdings Ltd.	2,671,229
8,000	Tianneng Power International Ltd.	7,615
235,600	Vipshop Holdings Ltd. ADR (b)	4,104,152
94,100	Western Mining Co. Ltd. – Class A	475,117
120,000	Yankuang Energy Group Co. Ltd. – Class H	214,464

	Total China	53,332,015

	Colombia — 0.0%
4,461	Corp. Financiera Colombiana SA *	20,450
4,400	Ecopetrol SA Sponsored ADR	52,316

	Total Colombia	72,766

	Denmark — 0.5%
446	AP Moller - Maersk AS – Class A (b)	1,092,439
1,878	AP Moller - Maersk AS – Class B (b)	4,662,797
10,012	Genmab AS *	2,947,798
35,952	H Lundbeck AS	220,863
3,998	Matas AS	69,840
4,747	Pandora AS	375,252
46,868	Rockwool AS – B Shares	1,554,027
41,286	Vestas Wind Systems AS (b)	1,055,447

	Total Denmark	11,978,463

	Egypt — 0.0%
78,936	Orascom Construction PLC	819,992

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Finland — 0.4%
14,217	Kemira OYJ	344,520
66,788	Neste OYJ	1,668,955
848,615	Nokia OYJ (b)	6,513,135
2,141	Sanoma OYJ (b)	23,128
26,112	Valmet OYJ	874,340

	Total Finland	9,424,078

	France — 2.3%
1,254	Amundi SA	119,623
21,518	Aperam SA	1,130,013
46,752	ArcelorMittal SA	3,062,672
868	Arkema SA	63,212
16,893	AXA SA (b)	826,103
80,783	BNP Paribas SA	9,070,448
6,075	Capgemini SE (b)	767,739
56,812	Carrefour SA	1,077,458
17,543	Cie de Saint-Gobain SA (b)	1,777,838
5,888	Cie Generale des Etablissements Michelin SCA (b)	238,118
12,940	Coface SA	239,359
23,915	Credit Agricole SA	528,353
15,907	Derichebourg SA (b)	176,458
10,452	Eiffage SA	1,802,368
17,929	Ipsen SA	3,499,786
2,021	IPSOS SA (b)	81,918
1,650	Mersen SA	54,114
14,110	Metropole Television SA (b)	192,810
14,281	Quadient SA	227,863
26,007	Rubis SCA	1,118,607
93,940	Sanofi SA	9,187,454
222	Schneider Electric SE (b)	72,552
1,026	Societe BIC SA (b)	65,975
5,403	Societe Generale SA	468,227
31,351	STMicroelectronics NV (a)	1,044,823
47,793	STMicroelectronics NV - NY Shares (a)	1,606,323
4,807	Technip Energies NV	208,282
11,374	Teleperformance SE (b)	687,727
25,802	Television Francaise 1 SA (b)	220,937
116,753	TotalEnergies SE (c)	9,352,103
1,951	TotalEnergies SE (c)	156,703
105,960	Valeo SE	1,528,050
3,436	Vallourec SACA	80,391
19,987	Veolia Environnement SA (b)	846,384

	Total France	51,580,791

	Germany — 1.6%
66,605	Bayer AG (Registered)	3,295,670
48,567	Bayerische Motoren Werke AG (b)	5,089,988
11,405	Continental AG	982,814
31,490	Daimler Truck Holding AG	1,588,800
143,563	Deutsche Bank AG (Registered) (b)	5,089,760
80,368	Deutsche Post AG (b)	4,732,480
107,348	Deutsche Telekom AG (Registered) (b)	4,311,111

Shares	Description	Value ($)

	Germany — continued
278	Draegerwerk AG & Co. KGaA	24,735
5,560	DWS Group GmbH & Co. KGaA	391,915
57,801	E.ON SE (b)	1,344,497
12,998	Evonik Industries AG	225,999
32,369	Fresenius Medical Care AG	1,507,748
5,589	Henkel AG & Co. KGaA	506,184
502	Hornbach Holding AG & Co. KGaA	50,775
5,952	Kloeckner & Co. SE	77,054
86,188	Mercedes-Benz Group AG (b)	5,963,229
2,366	RTL Group SA	103,466
2,498	Siemens AG (Registered) (b)	722,281
792	Wuestenrot & Wuerttembergische AG	15,473

	Total Germany	36,023,979

	Greece — 0.1%
172,001	Eurobank SA	796,960
2,300	Motor Oil Hellas Corinth Refineries SA	99,840
33,753	National Bank of Greece SA	549,049

	Total Greece	1,445,849

	Hong Kong — 1.3%
197,000	BOC Hong Kong Holdings Ltd.	1,126,792
114,000	Chow Sang Sang Holdings International Ltd.	202,655
833,000	CITIC Telecom International Holdings Ltd.	278,889
758,500	CK Asset Holdings Ltd.	4,812,513
1,259,500	CK Hutchison Holdings Ltd.	10,370,468
74,000	Dah Sing Banking Group Ltd.	123,766
44,800	Dah Sing Financial Holdings Ltd.	243,180
500,000	E-Commodities Holdings Ltd.	54,223
284,000	First Pacific Co. Ltd.	229,375
230,000	Giordano International Ltd.	45,015
491,000	IGG, Inc.	197,564
24,500	Johnson Electric Holdings Ltd.	96,796
24,000	KLN Logistics Group Ltd.	21,710
79,000	Luk Fook Holdings International Ltd.	297,027
443,000	Pacific Basin Shipping Ltd.	195,830
428,000	PAX Global Technology Ltd.	265,613
306,000	SITC International Holdings Co. Ltd.	1,305,306
39,500	SmarTone Telecommunications Holdings Ltd.	26,595
172,500	Sun Hung Kai Properties Ltd. (b)	3,206,885
40,000	Techtronic Industries Co. Ltd.	647,827
105,500	Texhong International Group Ltd.	90,290
2,490,000	United Energy Group Ltd.	207,774
36,000	United Laboratories International Holdings Ltd. (a)	59,861
260,000	VSTECS Holdings Ltd.	263,374
74,200	VTech Holdings Ltd.	611,150
4,646,500	WH Group Ltd.	5,841,330

	Total Hong Kong	30,821,808

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Hungary — 0.5%
118,549	Magyar Telekom Telecommunications PLC	803,885
97,647	MOL Hungarian Oil & Gas PLC	1,080,857
60,540	OTP Bank Nyrt	7,464,122
35,873	Richter Gedeon Nyrt	1,345,702

	Total Hungary	10,694,566

	India — 0.9%
181,935	Ashapura Minechem Ltd.	1,087,174
699,295	Bharat Petroleum Corp. Ltd.	2,957,214
49,953	Cipla Ltd.	740,590
13,297	Dhampur Bio Organics Ltd.	14,954
45,455	Dr. Reddy’s Laboratories Ltd. ADR (a)	653,643
7,292	Dr. Reddy’s Laboratories Ltd.	103,769
416,283	Hindalco Industries Ltd.	4,239,782
155,638	Hindustan Petroleum Corp. Ltd.	750,264
265,852	Indian Oil Corp. Ltd.	546,535
1,906	KRBL Ltd.	7,135
341,080	Manappuram Finance Ltd.	1,058,327
57,984	Muthoot Finance Ltd.	2,135,847
1,394,687	NMDC Ltd.	1,250,444
1,055,241	Oil & Natural Gas Corp. Ltd.	3,245,271
70,055	Power Finance Corp. Ltd.	317,801
7,721	Rajesh Exports Ltd. *	12,207
134,671	Shriram Finance Ltd.	1,601,342
39,625	Siyaram Silk Mills Ltd.	231,702

	Total India	20,954,001

	Indonesia — 0.5%
3,676,500	Aneka Tambang Tbk. PT	955,939
17,079,300	Astra International Tbk. PT	6,795,821
3,978,600	Indofood Sukses Makmur Tbk. PT	1,529,867
7,547,700	Perusahaan Gas Negara Persero Tbk. PT	1,075,465
204,500	Tempo Scan Pacific Tbk. PT	33,170
44,100	United Tractors Tbk. PT	75,113

	Total Indonesia	10,465,375

	Ireland — 0.0%
55,171	AIB Group PLC	572,664
12,408	Bank of Ireland Group PLC	241,600
16,726	Origin Enterprises PLC	83,597
24,839	Permanent TSB Group Holdings PLC *	93,440

	Total Ireland	991,301

	Israel — 0.8%
254,049	Bank Hapoalim BM	6,411,719
150,845	Bank Leumi Le-Israel BM	3,651,884
39,327	Bezeq The Israeli Telecommunication Corp. Ltd.	103,702
1,086	Check Point Software Technologies Ltd. *	165,148
2,317	Delek Group Ltd.	710,869
140,302	ICL Group Ltd.	664,963
159,311	Israel Discount Bank Ltd. – Class A	1,928,136
8,107	Mizrahi Tefahot Bank Ltd.	607,396

Shares	Description	Value ($)

	Israel — continued
26,933	Nice Ltd. Sponsored ADR* (a) (b)	3,130,961
577	Nice Ltd. *	66,077
272,772	Oil Refineries Ltd.	88,921
58,740	ZIM Integrated Shipping Services Ltd.	1,693,474

	Total Israel	19,223,250

	Italy — 1.2%
13,609	Arnoldo Mondadori Editore SpA (b)	33,165
24,781	Banca IFIS SpA	718,729
154,967	Banco BPM SpA	2,282,687
121,505	BPER Banca SpA	1,711,268
13,067	Buzzi SpA	753,357
25,026	Credito Emiliano SpA	459,913
11,087	d’Amico International Shipping SA	101,875
10,553	Esprinet SpA	75,422
37,413	Intesa Sanpaolo SpA (b)	256,711
91,568	Iren SpA (b)	306,911
37,583	Italgas SpA (b)	484,355
38,506	MFE-MediaForEurope NV – Class A (b)	140,599
24,676	OVS SpA	144,372
67,921	Saipem SpA (a)	285,579
495,418	Stellantis NV	4,019,753
6,810,674	Telecom Italia SpA*	5,110,456
66,703	Tenaris SA	1,823,253
40,874	Tenaris SA ADR	2,223,546
271,877	Unipol Assicurazioni SpA	6,763,890

	Total Italy	27,695,841

	Japan — 19.3%
3,400	ADEKA Corp.	104,337
113,000	AGC, Inc.	5,011,666
7,600	Ai Holdings Corp.	142,127
1,200	Aica Kogyo Co. Ltd.	30,534
12,000	Aichi Corp.	112,548
31,200	Air Water, Inc.	433,234
7,600	Anritsu Corp.	146,302
4,300	AOKI Holdings, Inc.	49,839
12,500	Arata Corp.	246,444
2,400	Artience Co. Ltd.	67,597
140,000	Asahi Group Holdings Ltd.	1,524,269
87,500	Asahi Kasei Corp.	1,031,225
17,200	Asahi Yukizai Corp.	558,616
6,900	ASKUL Corp.	57,525
16,900	Axial Retailing, Inc.	141,140
18,100	Bandai Namco Holdings, Inc.	490,726
8,000	Bando Chemical Industries Ltd.	122,246
1,100	Bridgestone Corp.	26,554
176,800	Brother Industries Ltd.	3,651,987
1,600	Buffalo, Inc.	54,010
25,700	Bunka Shutter Co. Ltd.	354,584
28,800	Canon Marketing Japan, Inc.	1,290,138
4,200	Canon, Inc. (b)	126,932
3,700	Central Glass Co. Ltd.	104,475

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
2,900	Chiyoda Integre Co. Ltd.	63,403
147,600	Chubu Electric Power Co., Inc. (b)	2,492,817
8,200	Citizen Watch Co. Ltd.	100,346
1,900	Create SD Holdings Co. Ltd.	41,353
265,000	Credit Saison Co. Ltd.	8,068,857
98,200	Dai Nippon Printing Co. Ltd. (b)	2,040,813
12,300	Dai Nippon Toryo Co. Ltd.	117,609
179,900	Daicel Corp.	1,888,461
16,900	Dai-Dan Co. Ltd.	395,456
14,300	Daido Steel Co. Ltd.	217,943
5,300	Daiichi Jitsugyo Co. Ltd.	121,132
3,400	Daikin Industries Ltd.	431,987
103,800	Daito Trust Construction Co. Ltd.	2,390,281
116,200	Daiwa House Industry Co. Ltd.	4,193,248
229,400	Daiwabo Holdings Co. Ltd.	4,693,487
168,700	Denka Co. Ltd.	3,971,443
61,600	Denso Corp.	883,832
3,400	Dowa Holdings Co. Ltd.	251,137
8,400	Ebara Corp.	295,036
20,200	Electric Power Development Co. Ltd. (b)	482,422
90,800	EXEO Group, Inc.	1,739,893
400	Ferrotec Corp. (a)	16,233
161,800	Fuji Corp.	6,290,660
5,300	Fuji Electric Co. Ltd.	469,764
13,400	Fuji Seal International, Inc.	246,902
294,400	FUJIFILM Holdings Corp. (b)	6,054,044
700	Fukuda Denshi Co. Ltd.	45,036
1,900	G-7 Holdings, Inc.	18,388
42,600	Glory Ltd.	1,133,836
315,300	H.U. Group Holdings, Inc.	6,781,742
7,100	Hakuto Co. Ltd.	201,254
700	Halows Co. Ltd.	22,004
27,700	Haseko Corp.	605,164
65,700	Hitachi Construction Machinery Co. Ltd.	2,951,833
137,400	Hogy Medical Co. Ltd.	5,904,632
496,600	Honda Motor Co. Ltd. (b)	4,974,661
82,587	Honda Motor Co. Ltd. Sponsored ADR	2,490,824
15,500	Horiba Ltd.	2,081,703
10,600	Hosiden Corp.	199,199
74,800	IDOM, Inc. (a)	736,269
3,400	Inaba Denki Sangyo Co. Ltd.	62,509
80,700	Inabata & Co. Ltd.	2,251,147
580,900	Inpex Corp.	14,181,343
418,100	Isuzu Motors Ltd.	7,792,530
61,400	ITOCHU Corp. (b)	889,000
23,200	Itochu Enex Co. Ltd.	309,930
1,300	Itochu-Shokuhin Co. Ltd.	109,197
91,600	Iwatani Corp.	1,207,446
3,400	Japan Lifeline Co. Ltd.	34,765
28,700	Japan Petroleum Exploration Co. Ltd.	439,325
130,600	Japan Post Holdings Co. Ltd.	1,700,757
79,000	Japan Post Insurance Co. Ltd.	2,578,629
138,100	Jeol Ltd.	6,070,920
95,200	Kaga Electronics Co. Ltd.	2,653,261

Shares	Description	Value ($)

	Japan — continued
36,200	Kajima Corp.	1,655,442
7,600	Kamei Corp.	165,145
37,000	Kanadevia Corp.	257,300
13,500	Kandenko Co. Ltd.	603,175
39,700	Kaneka Corp.	1,341,873
693,700	Kanematsu Corp.	10,905,070
98,700	Kawasaki Kisen Kaisha Ltd. (a)	1,586,778
78,100	KDDI Corp. (b)	1,341,563
3,000	KH Neochem Co. Ltd.	59,787
152,200	Kirin Holdings Co. Ltd.	2,641,845
42,000	Kitz Corp.	579,133
35,400	Kobe Steel Ltd.	515,138
40,800	Kohnan Shoji Co. Ltd. (a)	1,131,443
132,800	Komatsu Ltd.	6,374,447
8,845	Komeri Co. Ltd.	207,490
100	Konishi Co. Ltd.	886
27,500	Kraftia Corp.	1,860,486
220,500	Kubota Corp.	4,482,146
241,500	Kumiai Chemical Industry Co. Ltd.	1,135,444
79,200	Kyocera Corp. (b)	1,398,802
1,300	Kyoei Steel Ltd.	22,086
1,400	Life Corp.	24,338
96,900	Macnica Holdings, Inc.	1,712,569
62,100	Marubeni Corp.	2,376,428
180,700	Maruha Nichiro Corp.	1,834,338
244,700	Maruichi Steel Tube Ltd.	2,545,972
4,900	Maruzen Showa Unyu Co. Ltd.	287,624
2,700	Matsuda Sangyo Co. Ltd. (b)	151,460
330,200	Maxell Ltd.	4,835,322
123,000	Mazda Motor Corp. (a)	1,089,182
76,600	MCJ Co. Ltd.	1,123,478
15,200	Megmilk Snow Brand Co. Ltd.	340,949
286,000	Mitsubishi Electric Corp. (b)	10,886,018
8,400	Mitsubishi Materials Corp.	322,324
3,500	Mitsubishi Research Institute, Inc. (b)	112,756
166,500	Mitsui & Co. Ltd. (b)	6,242,034
109,100	Mitsui OSK Lines Ltd. (a)	4,048,112
238,800	Mizuno Corp.	6,202,887
3,100	Modec, Inc.	266,456
133,900	Morinaga & Co. Ltd.	2,478,839
5,700	Morita Holdings Corp.	109,049
12,000	MS&AD Insurance Group Holdings, Inc.	334,397
26,400	Murata Manufacturing Co. Ltd.	690,358
35,000	Musashi Seimitsu Industry Co. Ltd.	698,194
152,200	NEC Corp. (b)	4,219,483
89,900	NGK Insulators Ltd.	2,633,277
108,500	NH Foods Ltd.	4,974,557
4,000	Nichias Corp.	246,170
6,600	Nichiha Corp.	156,907
6,100	Nichireki Group Co. Ltd.	95,406
29,100	Nippn Corp.	534,271
23,300	Nippon Kayaku Co. Ltd.	299,009
10,900	Nippon Light Metal Holdings Co. Ltd.	217,403
53,100	Nippon Shinyaku Co. Ltd.	1,752,880

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
4,300	Nippon Television Holdings, Inc. (b)	93,599
255,900	Nippon Yusen KK (a)	8,786,658
1,232,800	Nissan Motor Co. Ltd. *	3,396,304
5,800	Nisshin Oillio Group Ltd.	226,654
25,600	Niterra Co. Ltd.	1,290,932
800	Nitta Corp.	24,258
15,200	Nittetsu Mining Co. Ltd.	406,770
13,500	Nitto Denko Corp.	313,071
361,400	Nojima Corp.	2,698,964
94,400	Nomura Real Estate Holdings, Inc.	702,718
4,100	Noritake Co. Ltd.	183,665
3,500	Noritsu Koki Co. Ltd.	50,741
13,300	NS United Kaiun Kaisha Ltd.	650,849
5,266,700	NTT, Inc. (b)	5,152,592
3,000	Obara Group, Inc.	113,019
382,900	Oisix ra daichi, Inc.	3,490,233
117,100	Okamura Corp. (b)	2,048,897
44,600	Oki Electric Industry Co. Ltd.	918,593
183,700	Ono Pharmaceutical Co. Ltd.	3,158,108
1,800	Open House Group Co. Ltd.	133,219
198,800	Optex Group Co. Ltd.	4,066,894
68,700	ORIX Corp.	2,411,308
44,700	Osaka Gas Co. Ltd. (b)	1,865,957
4,900	Otsuka Holdings Co. Ltd.	337,660
500	PALTAC Corp.	16,175
654,600	Panasonic Holdings Corp. (b)	10,556,115
397,700	Penta-Ocean Construction Co. Ltd.	5,405,139
100	Persol Holdings Co. Ltd. (b)	160
7,600	Raito Kogyo Co. Ltd.	212,010
172,000	Renesas Electronics Corp.	3,243,714
23,200	Ricoh Co. Ltd.	217,965
79,900	Rohto Pharmaceutical Co. Ltd.	1,251,850
400	RS Technologies Co. Ltd.	10,579
16,200	Sakai Moving Service Co. Ltd.	303,639
70,100	Sakata INX Corp.	1,202,283
65,700	San-Ai Obbli Co. Ltd.	1,079,854
44,600	Sankyo Co. Ltd.	628,728
91,200	Sankyu, Inc.	5,866,227
3,700	SCREEN Holdings Co. Ltd. (a)	539,376
287,600	Sega Sammy Holdings, Inc.	4,813,172
59,400	Seiko Epson Corp.	804,407
310,500	Sekisui Chemical Co. Ltd.	6,046,648
158,200	Sekisui House Ltd.	3,864,849
5,000	Sekisui Jushi Corp.	79,432
2,000	Shibuya Corp.	47,663
35,800	Shinagawa Refra Co. Ltd.	572,939
5,900	Shin-Etsu Polymer Co. Ltd.	84,300
34,300	Shinnihon Corp.	483,076
400,200	Shionogi & Co. Ltd.	9,449,638
205,800	Ship Healthcare Holdings, Inc.	3,626,749
2,800	Showa Sangyo Co. Ltd.	61,386
1,600	Sinanen Holdings Co. Ltd.	72,871
13,800	SMS Co. Ltd. (b)	154,855
56,900	Sojitz Corp.	2,574,265

Shares	Description	Value ($)

	Japan — continued
135,100	Stanley Electric Co. Ltd. (a)	2,848,953
48,000	Starts Corp., Inc.	1,641,640
229,900	Subaru Corp.	4,312,257
200,000	SUMCO Corp.	2,327,345
63,400	Sumitomo Corp. (b)	2,692,164
117,800	Sumitomo Electric Industries Ltd.	7,784,127
289,600	Sumitomo Forestry Co. Ltd. (a)	3,131,507
202,000	Sumitomo Mitsui Financial Group, Inc.	7,622,586
148,500	Sumitomo Mitsui Trust Group, Inc.	5,178,029
2,400	Sun Frontier Fudousan Co. Ltd.	43,529
65,600	Suntory Beverage & Food Ltd.	2,062,971
91,400	Suzuki Motor Corp.	1,382,276
175,000	T&D Holdings, Inc.	4,713,177
32,600	TDK Corp. (b)	503,618
90,100	THK Co. Ltd.	3,243,557
2,500	Toa Corp.	67,558
1,000	Token Corp.	96,171
9,200	Tokuyama Corp.	263,573
1,200	Tokyo Electron Ltd. (b)	337,649
41,400	Tokyo Gas Co. Ltd. (b)	2,032,295
151,700	Tokyo Steel Manufacturing Co. Ltd.	1,572,509
368,100	Tosei Corp.	3,886,996
122,700	Tosoh Corp.	2,144,320
187,100	TOTO Ltd.	7,291,387
4,600	Towa Pharmaceutical Co. Ltd.	130,545
160,300	Toyo Tire Corp.	4,939,808
64,700	Toyoda Gosei Co. Ltd.	2,102,483
10,900	Toyota Boshoku Corp.	222,910
69,200	Toyota Motor Corp. (b)	1,676,602
178,600	Toyota Tsusho Corp.	7,983,528
200	TRE Holdings Corp. (b)	2,298
6,100	Tsubakimoto Chain Co.	104,423
11,900	Tsugami Corp.	300,377
700	Tsumura & Co.	18,834
5,500	Unicharm Corp.	37,635
5,500	Unipres Corp.	51,942
145,900	Valqua Ltd. (a)	5,012,415
4,100	Wacoal Holdings Corp. (a)	119,130
3,000	Warabeya Nichiyo Holdings Co. Ltd. (a)	66,046
84,700	YAMABIKO Corp.	2,079,994
396,100	Yamaha Corp.	3,069,657
255,800	Yamaha Motor Co. Ltd. (a)	2,034,113
23,300	Yamazen Corp.	228,939
18,300	Yellow Hat Ltd.	205,964
20,400	Yokogawa Bridge Holdings Corp.	419,188
16,600	Yokohama Rubber Co. Ltd.	834,975
14,800	Yuasa Trading Co. Ltd.	613,028
152,600	Zenkoku Hosho Co. Ltd.	3,142,424

	Total Japan	442,742,023

	Kuwait — 0.1%
501,909	A’ayan Leasing & Investment Co. KSCP	368,698
104,928	Agility Public Warehousing Co. KSCC	47,151

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Kuwait — continued
64,027	Combined Group Contracting Co. SAK	202,711
45,535	Mobile Telecommunications Co. KSCP	80,429
6,968	National Mobile Telecommunications Co. KSC	37,111
777,121	Noor Financial Investment Co. KSC	1,023,978

	Total Kuwait	1,760,078

	Mexico — 0.4%
439,059	Cemex SAB de CV Sponsored ADR	5,492,628
27,674	El Puerto de Liverpool SAB de CV – Class C1	173,031
726,487	Gentera SAB de CV	2,108,761
23,370	Grupo Financiero Banorte SAB de CV – Class O	265,738
8,900	Grupo Mexico SAB de CV – Series B	112,793
19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	8,152,951

	Netherlands — 1.6%
135,480	ABN AMRO Bank NV	4,537,598
42,596	Aegon Ltd.	324,170
9,677	Akzo Nobel NV	679,798
4,867	ASML Holding NV - NY Shares (Registered) (a) (b)	7,059,876
9,661	Brunel International NV (a)	79,210
25,475	DSM-Firmenich AG	1,819,417
39,856	EXOR NV	3,497,727
128,420	ING Groep NV	3,705,294
10,372	JDE Peet’s NV	388,841
26,669	Koninklijke Ahold Delhaize NV (b)	1,317,816
44,909	Koninklijke BAM Groep NV	506,791
84,838	Magnum Ice Cream Co. NV *	1,346,886
96,968	NN Group NV	7,953,077
47,612	SBM Offshore NV	1,839,431
107,060	Signify NV	2,494,372

	Total Netherlands	37,550,304

	New Zealand — 0.0%
106,452	Meridian Energy Ltd. (b)	360,909

	Norway — 1.0%
12,491	Aker BP ASA	379,509
115,758	Aker Solutions ASA	502,042
37,938	Austevoll Seafood ASA	391,893
14,135	Bakkafrost P/F	677,794
4,703	BW LPG Ltd.	85,601
21,862	DOF Group ASA	290,889
239,989	Elkem ASA	772,338
313,973	Equinor ASA	9,407,938
35,434	Europris ASA	338,813
90,051	Hoegh Autoliners ASA	1,254,426
96,598	MPC Container Ships ASA	226,478
292,778	Norsk Hydro ASA	2,716,519
39,167	Odfjell Drilling Ltd.	439,301

Shares	Description	Value ($)

	Norway — continued
162,733	Orkla ASA	2,227,823
10,505	Stolt-Nielsen Ltd.	372,161
39,400	Storebrand ASA	746,895
17,810	TGS ASA	212,923
38,094	Var Energi ASA	143,818
68,707	Wallenius Wilhelmsen ASA	955,730
6,193	Yara International ASA	313,503

	Total Norway	22,456,394

	Pakistan — 0.0%
192,017	Oil & Gas Development Co. Ltd.	196,048

	Philippines — 0.0%
6,050	GT Capital Holdings, Inc.	70,293
1,293,100	LT Group, Inc.	350,282
1,816,024	Megaworld Corp.	71,173
28,500	Puregold Price Club, Inc.	20,751
32,700	Robinsons Retail Holdings, Inc.	21,616

	Total Philippines	534,115

	Poland — 0.2%
394	KGHM Polska Miedz SA *	37,155
116,970	ORLEN SA	3,767,509
184,913	PGE Polska Grupa Energetyczna SA *	583,981

	Total Poland	4,388,645

	Portugal — 0.1%
1,148,134	Banco Comercial Portugues SA – Class R	1,205,935
87,776	Navigator Co. SA (a)	356,677
8,133	NOS SGPS SA	49,509
100,510	REN - Redes Energeticas Nacionais SGPS SA	456,722
440,677	Sonae SGPS SA	1,049,424

	Total Portugal	3,118,267

	Qatar — 0.0%
26,329	Qatar National Bank QPSC	139,779

	Russia — 0.0%
10,221,010	Alrosa PJSC * (d) (e)	—
376,870,000	Federal Grid Co-Rosseti PJSC * (d) (e)	—
415,363	Gazprom Neft PJSC * (d) (e)	—
4,924,596	Gazprom PJSC * (d) (e)	—
1,279,700	GMK Norilskiy Nickel PAO * (d) (e)	—
18,204,300	Inter RAO UES PJSC * (d) (e)	—
88,304	LSR Group PJSC * (d) (e)	—
4	LSR Group PJSC GDR * (d) (e)	—
192,855	LUKOIL PJSC * (d) (e)	—
5,760,219	Magnitogorsk Iron & Steel Works PJSC * (d) (e)	—
71,800	Mechel PJSC * (d) (e)	—
1,472,470	Moscow Exchange MICEX-RTS PJSC * (d) (e)	—

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Russia — continued
7,545,000	Mosenergo PJSC * (d) (e)	—
191,960	Novatek PJSC * (d) (e)	—
3,493,400	Novolipetsk Steel PJSC * (d) (e)	—
6,115	PhosAgro PJSC * (d) (e)	—
118	PhosAgro PJSC GDR * (d) (e)	—
255,520	Polyus PJSC * (d) (e)	—
1	Polyus PJSC GDR * (d) (e)	—
49,974,140	RusHydro PJSC * (d) (e)	—
8,073,970	Sberbank of Russia PJSC * (d) (e)	—
7,395	Severstal PAO * (d) (e)	—
261,549	Severstal PAO GDR (Registered) * (d) (e)	—
29,090	SFI PJSC * (d) (e)	—
27,770,670	Surgutneftegas PAO * (d) (e)	—
986,916	Tatneft PJSC * (d) (e)	—
725,480	Unipro PAO * (d) (e)	—
55,470	United Co. RUSAL International PJSC * (d) (e)	—
150,462	VTB Bank PJSC * (d) (e)	—

	Total Russia	—

	Saudi Arabia — 0.3%
25,273	Banque Saudi Fransi	133,483
12,324	Etihad Etisalat Co.	210,953
115,025	Riyad Bank	848,779
9,070	SABIC Agri-Nutrients Co.	298,951
27,433	Saudi Awwal Bank	249,760
386,025	Saudi National Bank	4,277,105
112,910	Saudi Telecom Co.	1,257,819

	Total Saudi Arabia	7,276,850

	Singapore — 0.6%
92,400	Bumitama Agri Ltd.	96,336
378,800	ComfortDelGro Corp. Ltd.	463,739
2,900	DBS Group Holdings Ltd.	130,631
122,400	First Real Estate Investment Trust – (REIT)	25,200
188,800	First Resources Ltd.	352,792
767,400	Golden Agri-Resources Ltd.	172,719
178,000	Oversea-Chinese Banking Corp. Ltd.	3,012,325
55,900	Sheng Siong Group Ltd.	116,175
106,800	StarHub Ltd. (a)	86,897
24,800	United Overseas Bank Ltd.	723,601
37,600	UOL Group Ltd.	335,078
42,200	Venture Corp. Ltd.	521,072
24,400	Wilmar International Ltd.	67,834
431,700	Yangzijiang Financial Holding Ltd.	105,438
8,800	Yangzijiang Maritime Development Ltd. *	4,335
2,434,177	Yangzijiang Shipbuilding Holdings Ltd.	8,319,944

	Total Singapore	14,534,116

	South Africa — 0.0%
7,696	Exxaro Resources Ltd.	95,762
10,305	Ninety One Ltd.	35,246
189,595	Old Mutual Ltd.	196,237

Shares	Description	Value ($)

	South Africa — continued
2,594	Valterra Platinum Ltd.	304,567

	Total South Africa	631,812

	South Korea — 3.6%
21,985	Doosan Bobcat, Inc.	991,364
1,131	GS Holdings Corp.	54,054
31,644	Hana Financial Group, Inc.	2,676,677
23,202	Hankook Tire & Technology Co. Ltd.	1,175,232
53,911	HMM Co. Ltd.	799,072
31,667	Hyundai Glovis Co. Ltd.	6,376,154
41,219	Hyundai Mobis Co. Ltd.	14,816,271
5,362	Hyundai Motor Co.	2,513,836
3,025	KB Financial Group, Inc.	333,864
92,974	Kia Corp.	13,275,532
10,896	KT&G Corp.	1,234,590
13,999	LG Corp.	1,047,532
55,780	LG Electronics, Inc.	5,642,996
7,908	POSCO Holdings, Inc. Sponsored ADR	550,318
5,302	ROKIT Healthcare, Inc. *	250,890
53,889	Samsung E&A Co. Ltd.	1,362,481
127,101	Samsung Electronics Co. Ltd.	19,023,367
246	Samsung Electronics Co. Ltd. GDR (Registered) (b)	892,268
37,414	Shinhan Financial Group Co. Ltd.	2,516,334
769	SK Hynix, Inc.	568,592
5,836	SK Square Co. Ltd. *	2,619,300
179,187	Woori Financial Group, Inc.	4,484,082

	Total South Korea	83,204,806

	Spain — 1.8%
97,291	Acerinox SA	1,547,246
32,149	Atresmedia Corp. de Medios de Comunicacion SA (a) (b)	196,642
641,042	Banco Bilbao Vizcaya Argentaria SA	14,847,559
673,104	Banco Santander SA	8,489,231
61,238	Bankinter SA	1,016,143
58,685	CaixaBank SA (b)	723,308
6,091	CIE Automotive SA	228,260
1,514	Faes Farma SA	9,330
9,668	Iberdrola SA (b)	228,196
25,903	Indra Sistemas SA (b)	1,913,880
719,069	Mapfre SA (a)	3,342,295
47,480	Prosegur Cia de Seguridad SA (b)	162,953
264,117	Repsol SA	5,977,118
649,259	Unicaja Banco SA	2,054,585

	Total Spain	40,736,746

	Sweden — 0.8%
32,673	AcadeMedia AB (b)	361,053
17,707	Boliden AB *	1,403,593
26,960	Essity AB – Class B	856,370
54,347	Husqvarna AB – Class B	261,334
92,242	Investor AB – B Shares (b)	3,847,557

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Sweden — continued
15,590	Peab AB – Class B	183,110
6,101	Securitas AB – B Shares (b)	108,571
25,804	Skanska AB – B Shares	791,070
40,201	SKF AB – B Shares	1,149,134
57,257	SSAB AB – B Shares	505,561
21,151	Svenska Cellulosa AB SCA – Class B (a)	287,143
17,003	Swedbank AB – A Shares	653,137
482,563	Telefonaktiebolaget LM Ericsson – B Shares (b)	5,578,419
73,032	Volvo AB – B Shares (a) (b)	2,841,558

	Total Sweden	18,827,610

	Switzerland — 1.3%
45,617	ABB Ltd. (Registered) (b)	4,248,594
27,869	Adecco Group AG (Registered) (b)	783,497
1,156	Implenia AG (Registered)	108,338
11,564	Logitech International SA (Registered)	1,060,919
4,895	Mobilezone Holding AG (Registered)	98,628
44,306	Nestle SA (Registered) (b)	4,840,891
28,098	Novartis AG (Registered)	4,724,447
19,980	Novartis AG Sponsored ADR	3,369,027
15,152	Roche Holding AG	7,210,858
1,976	Roche Holding AG – Class BR	979,425
15,780	Sandoz Group AG ADR	1,388,956
392	Swisscom AG (Registered) (b)	367,696

	Total Switzerland	29,181,276

	Taiwan — 3.6%
90,000	Ardentec Corp.	449,655
255,000	ASE Technology Holding Co. Ltd.	3,072,641
66,000	Asustek Computer, Inc.	1,115,274
511,000	Compal Electronics, Inc.	512,643
133,000	Compeq Manufacturing Co. Ltd.	859,968
1,513,000	Evergreen Marine Corp. Taiwan Ltd.	9,495,197
214,000	Greatek Electronics, Inc.	651,815
236,000	Hannstar Board Corp.	699,581
513,406	Hon Hai Precision Industry Co. Ltd.	3,926,934
86,000	Lite-On Technology Corp.	469,427
39,000	Longwell Co.	278,508
9,000	MediaTek, Inc.	554,396
87,000	Pegatron Corp.	203,629
25,000	Phison Electronics Corp.	1,476,929
4,468,566	Pou Chen Corp.	4,422,483
239,000	Powertech Technology, Inc.	1,940,862
189,000	Realtek Semiconductor Corp.	2,892,635
670,000	Taiwan Semiconductor Manufacturing Co. Ltd.	41,806,775
17,000	TCI Co. Ltd.	71,361
147,000	Tripod Technology Corp.	1,815,782
19,000	TTY Biopharm Co. Ltd.	51,100
832,000	United Microelectronics Corp.	1,721,288
89,000	Wan Hai Lines Ltd.	217,529
628,000	Yang Ming Marine Transport Corp.	1,150,242

Shares	Description	Value ($)

	Taiwan — continued
112,000	YungShin Global Holding Corp.	195,931
370,000	Zhen Ding Technology Holding Ltd.	2,446,206

	Total Taiwan	82,498,791

	Thailand — 1.3%
692,400	3BB Internet Infrastructure Fund – Class F	149,125
242,100	AP Thailand PCL NVDR	71,630
70,700	Bangkok Bank PCL NVDR	403,507
35,900	Bangkok Life Assurance PCL NVDR	24,716
52,700	Digital Telecommunications Infrastructure Fund – Class F	16,277
72,900	GFPT PCL NVDR	22,864
1,145,900	Kasikornbank PCL NVDR	7,407,558
9,048,100	Krung Thai Bank PCL NVDR	9,963,653
180,600	Mega Lifesciences PCL NVDR	220,950
953,800	PTT Exploration & Production PCL NVDR	4,218,855
1,820,500	PTT PCL NVDR	2,166,653
134,700	Regional Container Lines PCL NVDR	133,169
787,300	SCB X PCL NVDR	3,759,085
20,000	Thai Vegetable Oil PCL NVDR	15,889
155,400	Thaifoods Group PCL NVDR	32,478
84,200	TOA Paint Thailand PCL NVDR	42,861

	Total Thailand	28,649,270

	Turkey — 0.1%
6,947	Dogus Otomotiv Servis ve Ticaret AS	34,546
49,273	Mavi Giyim Sanayi Ve Ticaret AS – Class B	50,972
289,329	Turk Hava Yollari AO	2,028,031

	Total Turkey	2,113,549

	Ukraine — 0.0%
36,516	Kernel Holding SA *	215,077

	United Arab Emirates — 0.1%
230,415	Emirates NBD Bank PJSC	2,070,351
169,788	First Abu Dhabi Bank PJSC	906,656

	Total United Arab Emirates	2,977,007

	United Kingdom — 4.2%
175,993	3i Group PLC (b)	7,862,643
141,026	Aberdeen Group PLC	417,881
44,236	Anglo American PLC	2,207,048
28,822	Associated British Foods PLC	767,597
3,391	Berkeley Group Holdings PLC	197,184
520,397	BP PLC	3,372,907
42,720	British American Tobacco PLC Sponsored ADR (b)	2,676,408
3,914,691	BT Group PLC	11,409,751
5,991	Coca-Cola HBC AG – Class DI	388,884
12,620	DCC PLC	880,018
43,481	Drax Group PLC (b)	519,519
30,601	Evraz PLC * (d) (e)	—

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United Kingdom — continued
45,792	Ferrexpo PLC *	34,633
513,104	Glencore PLC * (b)	3,707,492
13,300	Global Ship Lease, Inc. – Class A	546,364
213,266	GSK PLC Sponsored ADR (a)	12,610,419
104,467	GSK PLC	3,104,058
12,278	Halfords Group PLC	24,553
228,899	Harbour Energy PLC	785,108
100,259	HSBC Holdings PLC (b)	1,873,942
41,104	IG Group Holdings PLC	720,982
50,314	Imperial Brands PLC	2,253,507
27,836	International Personal Finance PLC	92,967
413,488	ITV PLC (b)	442,614
71,359	J Sainsbury PLC	335,355
119,176	JD Sports Fashion PLC	131,287
77,153	Jupiter Fund Management PLC	194,881
11,440	Keller Group PLC	311,767
621,503	Kingfisher PLC (b)	3,126,178
68,000	Lifezone Metals Ltd. *	316,200
12,776	Lion Finance Group PLC	1,994,882
18,107	Morgan Sindall Group PLC	1,208,424
88,656	OSB Group PLC	728,412
34,541	Paragon Banking Group PLC	397,726
23,724	Plus500 Ltd.	1,277,519
109,006	Rio Tinto PLC Sponsored ADR	10,828,656
45,925	Rio Tinto PLC	4,549,777
111,010	Schroders PLC	874,137
52,224	Shell PLC	2,187,291
9,655	Shell PLC ADR (b)	806,289
5,359	TBC Bank Group PLC	346,601
28,127	Vesuvius PLC	189,312
525,404	Vodafone Group PLC Sponsored ADR	8,070,205
287,560	Vodafone Group PLC (b)	442,793
80,576	Zigup PLC	445,900

	Total United Kingdom	95,660,071

	United States — 15.5%
1,226	Abercrombie & Fitch Co. – Class A *	119,903
7,780	Academy Sports & Outdoors, Inc. (a)	467,811
11,593	Adobe, Inc. * (b)	3,042,119
3,400	Advanced Drainage Systems, Inc.	582,556
23,298	Aemetis, Inc. *	33,083
8,060	Aflac, Inc. (a)	910,216
7,000	AGCO Corp. (a)	955,500
1,725	Akamai Technologies, Inc. * (a)	169,723
17,600	Albemarle Corp. (a)	3,144,592
19,546	Albertsons Cos., Inc. – Class A (a)	349,873
20,426	Allstate Corp. (a)	4,381,786
12,918	Alphabet, Inc. – Class A (b)	4,027,316
7,306	Altria Group, Inc. (b)	504,406
2,436	Amazon.com, Inc. * (a)	511,560
37,393	Ameresco, Inc. – Class A * (a)	1,138,991
1,828	American Express Co. (a) (b)	564,669
3,098	American International Group, Inc. (a)	249,358

Shares	Description	Value ($)

	United States — continued
243	Ameriprise Financial, Inc. (a)	114,239
10,797	Annaly Capital Management, Inc. – (REIT)	250,922
24,975	APA Corp. (a)	758,491
2,998	Aptiv PLC *	220,473
18,531	Arch Capital Group Ltd. * (a)	1,855,880
6,683	Archer-Daniels-Midland Co.	461,394
146,490	Array Technologies, Inc. * (a)	1,110,394
2,494	Arrow Electronics, Inc. *	379,487
81,349	AT&T, Inc. (a)	2,278,586
1,837	AutoNation, Inc. * (a)	358,509
13,167	Avnet, Inc. (a)	866,915
123,579	Bank of America Corp. (b)	6,157,942
3,195	Bank of New York Mellon Corp. (b)	380,525
7,962	Bath & Body Works, Inc. (a)	181,215
45,171	Best Buy Co., Inc. (a) (b)	2,799,247
3,982	Block, Inc. – Class A *	253,653
12,458	Blue Owl Capital Corp. (a)	140,651
6,164	BorgWarner, Inc. (a)	354,861
4,621	Bread Financial Holdings, Inc.	327,444
95,940	Bristol-Myers Squibb Co. (b)	5,983,778
25,477	Builders FirstSource, Inc. * (a)	2,656,996
5,242	Bunge Global SA (a)	632,447
46,300	California Resources Corp.	2,724,292
21,188	Capital One Financial Corp. (b)	4,145,220
4,242	Carrier Global Corp. (a)	273,185
4,756	CF Industries Holdings, Inc.	473,412
17,529	Chevron Corp. (a)	3,273,716
1,600	Chord Energy Corp. (a)	173,392
3,485	Chubb Ltd. (b)	1,187,897
18,590	Cigna Group (a) (b)	5,387,754
28,163	Cisco Systems, Inc. (a)	2,237,832
51,524	Citigroup, Inc. (a)	5,677,430
162,741	Clean Energy Fuels Corp. * (a)	367,795
218,741	CNH Industrial NV (a)	2,690,514
55,938	Cognizant Technology Solutions Corp. – Class A (a) (b)	3,604,085
3,584	Colgate-Palmolive Co. (b)	355,318
195,721	Comcast Corp. – Class A (a) (b)	6,059,522
3,506	Commercial Metals Co.	256,990
3,855	Concentrix Corp. (a)	126,444
35,059	ConocoPhillips (a)	3,977,794
3,553	Corebridge Financial, Inc.	91,810
10,200	Corteva, Inc. (a)	817,224
1,254	Covista, Inc. * (b)	122,892
17,100	Crescent Energy Co. – Class A (a)	199,386
6,343	Crocs, Inc. *	575,374
48	Cummins, Inc. (a)	28,026
73,180	CVS Health Corp. (b)	5,847,082
82,100	Darling Ingredients, Inc. *	4,364,436
14,419	Deckers Outdoor Corp. *	1,690,916
320	Deere & Co. (a)	201,507
16,152	Dell Technologies, Inc. – Class C (a)	2,391,788
38,140	Delta Air Lines, Inc. (a) (b)	2,505,798
60,576	Devon Energy Corp. (a)	2,636,873

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
2,446	Dollar General Corp.	382,163
25,473	DR Horton, Inc. (a) (b)	4,085,614
8,099	Dropbox, Inc. – Class A * (b)	202,394
49,747	eBay, Inc. (a)	4,520,012
14,343	Edison International (a) (b)	1,071,996
11,396	Elevance Health, Inc. (a) (b)	3,646,720
2,873	Enova International, Inc. * (a)	399,491
41,788	EOG Resources, Inc. (a)	5,185,055
6,694	Everest Group Ltd.	2,245,770
9,100	Expand Energy Corp.	982,072
4,673	Expedia Group, Inc. (b)	1,007,919
36,798	Exxon Mobil Corp. (a) (b)	5,611,695
3,328	Federated Hermes, Inc. (a)	186,401
5,272	FedEx Corp. (a) (b)	2,040,264
2,019	Fidelity National Financial, Inc.	106,765
5,127	Fifth Third Bancorp (a)	253,633
1,600	First Solar, Inc. *	315,520
2,321	Fiserv, Inc. *	144,575
368,892	Ford Motor Co. (a)	5,197,688
8,887	Fortune Brands Innovations, Inc. (a)	482,920
5,213	Fox Corp. – Class A (a)	293,700
10,660	Fox Corp. – Class B (b)	551,442
22,685	Franklin Resources, Inc. (a)	602,060
20,500	Freeport-McMoRan, Inc.	1,395,640
6,685	Gap, Inc. (b)	187,447
42,394	GE HealthCare Technologies, Inc. (a)	3,572,542
58,410	General Mills, Inc. (a)	2,641,884
72,002	General Motors Co.	5,667,277
5,423	Genpact Ltd. (b)	215,402
7,334	Gilead Sciences, Inc. (a)	1,092,399
994	Goldman Sachs Group, Inc. (b)	854,413
83,414	Green Plains, Inc. *	1,145,274
626	Group 1 Automotive, Inc. (a)	203,913
3,600	Gulfport Energy Corp. *	751,176
24,534	H&R Block, Inc. (a)	751,231
8,036	Halliburton Co. (a)	289,296
15,142	Hartford Insurance Group, Inc. (a)	2,132,448
9,800	Helmerich & Payne, Inc. (a)	345,156
182,338	Hewlett Packard Enterprise Co. (a)	3,914,797
2,442	Honeywell International, Inc. (b)	594,847
178,858	HP, Inc. (a)	3,396,513
4,629	Humana, Inc. (a)	882,010
16,115	Huntington Bancshares, Inc. (a)	270,732
38,379	Incyte Corp. * (a)	3,886,641
31,589	Intel Corp. *	1,440,774
5,861	Invesco Ltd.	153,910
7,896	Janus Henderson Group PLC	411,382
21,201	Johnson & Johnson (a) (b)	5,266,964
7,669	JPMorgan Chase & Co. (a) (b)	2,303,001
9,098	KB Home (a)	578,451
30,917	Kenvue, Inc.	591,133
12,905	Keurig Dr. Pepper, Inc.	390,763
5,769	Kimberly-Clark Corp.	642,897
8,027	Kinder Morgan, Inc. (a)	267,058

Shares	Description	Value ($)

	United States — continued
1,620,976	Kosmos Energy Ltd. * (a)	3,776,874
128,143	Kraft Heinz Co. (a)	3,153,599
13,547	Kroger Co.	924,447
6,459	Lear Corp.	847,744
30,995	Lennar Corp. – Class A (a) (b)	3,544,588
9,600	Liberty Energy, Inc. (a)	269,664
3,139	Lincoln National Corp. (a)	107,668
6,644	LKQ Corp. (a)	219,983
14,074	Lululemon Athletica, Inc. * (a)	2,606,083
63,309	LyondellBasell Industries NV – Class A (a)	3,641,534
4,021	M&T Bank Corp. (a)	872,477
805	M/I Homes, Inc. * (a)	114,439
28,649	Macy’s, Inc. (a)	566,677
1,826	Marathon Petroleum Corp. (a)	361,931
3,500	Matador Resources Co. (a)	179,900
18,183	Match Group, Inc. (a) (b)	574,583
4,120	Mattel, Inc. *	69,834
2,264	Medtronic PLC (a)	221,102
63,703	Merck & Co., Inc. (a) (b)	7,887,705
4,199	Meritage Homes Corp.	316,689
3,651	Meta Platforms, Inc. – Class A (a) (b)	2,366,505
6,043	MetLife, Inc. (a)	435,519
21,585	MGIC Investment Corp.	572,650
11,654	Mondelez International, Inc. – Class A (a)	717,653
12,673	Mosaic Co. (a)	352,816
4,915	NetApp, Inc. (a)	486,732
190	NewMarket Corp. (a)	118,942
4,600	Nextpower, Inc. – Class A * (a)	483,460
2,591	NIKE, Inc. – Class B (a)	161,108
3,785	Northrop Grumman Corp. (a)	2,741,778
22,827	Nucor Corp. (a)	4,037,640
2,475	NXP Semiconductors NV (a)	561,850
50,160	Omnicom Group, Inc. (a) (b)	4,278,146
56,627	ON Semiconductor Corp. * (a)	3,764,563
49,468	Organon & Co. (a)	360,622
4,393	Oshkosh Corp. (a)	746,898
3,700	Ovintiv, Inc. (a)	187,183
2,336	PACCAR, Inc. (b)	294,546
18,716	Paramount Skydance Corp. – Class B (b)	252,853
100,277	PayPal Holdings, Inc. (a)	4,633,800
5,600	Peabody Energy Corp. (a)	176,624
8,463	PepsiCo, Inc. (b)	1,436,510
6,714	Perdoceo Education Corp. (b)	223,912
10,500	Permian Resources Corp.	192,045
232,587	Pfizer, Inc. (a) (b)	6,431,031
158,741	Pinterest, Inc. – Class A * (a)	2,719,233
7,955	PNC Financial Services Group, Inc.	1,689,244
3,213	PPG Industries, Inc. (a)	396,067
18,887	Procter & Gamble Co. (b)	3,157,906
7,414	Progressive Corp. (a)	1,584,075
28,051	PulteGroup, Inc. (a) (b)	3,848,597
5,030	PVH Corp. (a)	345,058
7,386	Qnity Electronics, Inc. (a)	936,249
40,982	QUALCOMM, Inc. (a)	5,834,198

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
19,999	Radian Group, Inc.	690,365
6,546	Rayonier, Inc. – (REIT) (a)	140,674
6,397	Regeneron Pharmaceuticals, Inc.	5,000,343
15,532	Regions Financial Corp. (a)	432,256
868	ResMed, Inc. (a)	222,434
3,790	Signet Jewelers Ltd. (a)	364,560
7,210	Sixth Street Specialty Lending, Inc. (a)	124,877
15,127	Skyworks Solutions, Inc.	901,267
9,979	SLB Ltd. (a)	512,322
13,204	SLM Corp. (a)	247,443
325	Snap-on, Inc.	125,197
45,400	SolarEdge Technologies, Inc. * (a)	1,607,160
36,227	Solventum Corp. * (a)	2,688,043
19,006	State Street Corp. (a) (b)	2,444,552
11,278	Steel Dynamics, Inc. (a)	2,178,120
83,001	Sunrun, Inc. * (a)	1,099,763
33,877	Super Micro Computer, Inc. * (a)	1,097,276
60,544	Synchrony Financial (a)	4,184,196
1,161	Sysco Corp. (b)	105,837
37,095	T. Rowe Price Group, Inc. (a)	3,510,300
46,705	Target Corp.	5,314,562
2,136	Terex Corp. (a)	146,935
34,625	Textron, Inc.	3,415,756
1,803	Timken Co. (a)	195,409
633	Toll Brothers, Inc. (a)	99,533
1,164	Toro Co.	115,073
2,899	Travelers Cos., Inc. (a)	894,747
6,002	Tri Pointe Homes, Inc. *	277,893
160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	—
19,802	Truist Financial Corp. (a)	976,437
2,213	Tyson Foods, Inc. – Class A (a)	143,823
84,489	U.S. Bancorp (a)	4,618,169
27,875	United Airlines Holdings, Inc. * (b)	2,963,113
45,499	United Parcel Service, Inc. – Class B (a) (b)	5,276,064
456	United Rentals, Inc. (a)	383,040
7,466	UnitedHealth Group, Inc. (a)	2,189,554
7,337	Universal Health Services, Inc. – Class B	1,512,156
660	Valmont Industries, Inc. (a)	303,554
140,299	Verizon Communications, Inc. (a) (b)	7,034,592
12,242	VICI Properties, Inc. – (REIT) (a)	369,831
3,811	Vontier Corp. (a)	155,946
3,816	Walt Disney Co. (a)	404,649
5,048	Wells Fargo & Co. (a)	411,160
50,697	Western Union Co. (a)	488,212
14,100	Weyerhaeuser Co. – (REIT) (a)	345,873
4,932	YETI Holdings, Inc. * (a)	215,578
1,781	Zebra Technologies Corp. – Class A *	398,873
40,933	Zoom Communications, Inc. * (a) (b)	3,026,586

	Total United States	356,034,092

	Vietnam — 0.1%
171,860	An Binh CJSB *	91,720
3,400	Binh Minh Plastics JSC	20,691

Shares	Description	Value ($)

	Vietnam — continued
32,062	Masan Consumer Corp.	173,574
237,100	Quang Ngai Sugar JSC	450,622
1,941,200	Saigon - Hanoi Commercial Joint Stock Bank	1,188,794
44,900	Saigon Beer Alcohol Beverage Corp.	83,439
150,200	Vietnam Dairy Products JSC	393,305
181,000	Vietnam Engine & Agricultural Machinery Corp.	245,318
19,200	Vietnam Prosperity JSC Bank	21,342

	Total Vietnam	2,668,805

	TOTAL COMMON STOCKS (COST $1,584,103,510)	1,730,157,242

	PREFERRED STOCKS (f) —1.5%

	Brazil — 0.7%
1,136,800	Banco Bradesco SA ADR	4,649,512
847,300	Bradespar SA	4,103,864
1,955,550	Cia Energetica de Minas Gerais	4,604,211
103,531	Cyrela Brazil Realty SA Empreendimentos e Participacoes *	588,692
95,400	Gerdau SA	390,607
385,900	Petroleo Brasileiro SA - Petrobras	2,960,587

	Total Brazil	17,297,473

	Chile — 0.1%
31,400	Sociedad Quimica y Minera de Chile SA Sponsored ADR*	2,395,820

	Colombia — 0.1%
31,463	Grupo Cibest SA ADR	2,135,708
5,393	Grupo de Inversiones Suramericana SA	66,119

	Total Colombia	2,201,827

	Germany — 0.4%
16,387	Bayerische Motoren Werke AG	1,710,144
18,219	Henkel AG & Co. KGaA	1,787,075
50,107	Volkswagen AG (b)	5,957,754

	Total Germany	9,454,973

	Russia — 0.0%
15,222	Bashneft PJSC * (d) (e)	—
79,750	Nizhnekamskneftekhim PJSC * (d) (e)	—
49,530	Sberbank of Russia PJSC * (d) (e)	—
20,862,000	Surgutneftegas PAO * (d) (e)	—
12,313	Tatneft PJSC * (d) (e)	—
33,700	Transneft PJSC * (d) (e)	—

	Total Russia	—

	South Korea — 0.2%
33,261	Samsung Electronics Co. Ltd.	3,340,718

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

	Shares / Par Value†	Description	Value ($)

		South Korea — continued
	114	Samsung Electronics Co. Ltd. GDR (Registered) (b)	281,010

		Total South Korea	3,621,728

		United States — 0.0%
	1,288,200	NII Holdings, Inc. (g)	450,870

		TOTAL PREFERRED STOCKS (COST $45,965,827)	35,422,691

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.1%
	724,783	Resolute Forest Products, Inc. * (g)	1,087,175

		Sweden — 0.0%
SEK	32,673	AcadeMedia AB *	2,030

		United States — 0.0%
	197,320	Walgreens Boots Alliance, Inc. * (g)	98,660

		TOTAL RIGHTS/WARRANTS (COST $1,130,791)	1,187,865

		INVESTMENT FUNDS — 0.0%

		United States — 0.0%
	87,316	GMO U.S. Treasury Fund, Class VI (h) (i)	437,452

		TOTAL INVESTMENT FUNDS (COST $437,490)	437,452

		DEBT OBLIGATIONS — 22.1%

		Dominican Republic — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
DOP	143,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,969,563

		Malaysia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
MYR	8,500,000	Malaysia Government Bonds, 3.90%, due 11/30/26	2,200,519

		Paraguay — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
PYG	1,930,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	298,931

		Uganda — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
UGX	750,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	211,458

	Par Value† / Shares	Description	Value ($)

		United States — 21.8%
		U.S. Government — 21.8%
	91,705,000	U.S. Treasury Floating Rate Notes,
		Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (b)	91,814,189
	100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (b)	100,120,202
	152,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27	153,148,661
	155,290,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.72%, due 01/31/28 (b)	155,282,945

		Total U.S. Government	500,365,997

		Total United States	500,365,997

		Uruguay — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
UYU	28,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	830,425

		TOTAL DEBT OBLIGATIONS (COST $506,243,860)	506,876,893

		SHORT-TERM INVESTMENTS — 16.8%

		Money Market Funds — 0.6%
	14,943,229	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (j)	14,943,229

		Repurchase Agreements — 15.9%
	164,999,698	Nomura Securities International, Inc. Repurchase Agreement, dated 02/27/26, maturing on 03/02/26 with a maturity value of $165,049,611 and an effective yield of 3.63%, collateralized by a U.S. Treasury Note with maturity date 07/31/27 and a market value of $168,479,338.	164,999,698
	200,000,826	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/27/26, maturing on 03/02/26 with a maturity value of $200,061,659 and an effective yield of 3.65%, collateralized by a U.S. Treasury Note with maturity date 03/31/29 and a market value of $204,342,711.	200,000,826

		Total Repurchase Agreements	365,000,524

		Sovereign and Sovereign Agency Issuers — 0.3%
EGP	183,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	3,299,190
NGN	2,100,000,000	Nigeria OMO Bills, Zero Coupon, due 05/05/26	1,486,652

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

	Par Value† / Shares	Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued
NGN	2,960,000,000	Nigeria OMO Bills, Zero Coupon, due 07/07/26	2,028,851

		Total Sovereign and Sovereign Agency Issuers	6,814,693

		TOTAL SHORT-TERM INVESTMENTS (COST $386,563,733)	386,758,446

		TOTAL INVESTMENTS — 115.8%
		(Cost $2,524,445,211)	2,660,840,589

		SECURITIES SOLD SHORT — (16.2)%

		Common Stocks — (16.1)%

		Australia — (0.5)%
	(1,095)	Cochlear Ltd.	(155,057)
	(258,589)	Lottery Corp. Ltd.	(1,014,179)
	(148,062)	Lynas Rare Earths Ltd. *	(1,962,449)
	(17,226)	Pro Medicus Ltd.	(1,589,747)
	(5,935)	REA Group Ltd.	(702,155)
	(622,660)	Sigma Healthcare Ltd.	(1,255,073)
	(57,818)	WiseTech Global Ltd.	(1,957,336)
	(45,969)	Xero Ltd. *	(2,713,589)

		Total Australia	(11,349,585)

		Belgium — (0.0)%
	(71)	Lotus Bakeries NV	(883,039)

		Brazil — (0.1)%
	(188,982)	NU Holdings Ltd. – Class A *	(2,830,950)

		Canada — (0.9)%
	(51,400)	AltaGas Ltd.	(1,746,933)
	(35,059)	Brookfield Renewable Corp.	(1,498,071)
	(18,252)	Cameco Corp.	(2,161,037)
	(3,036)	Descartes Systems Group, Inc. *	(201,135)
	(2,000)	Dollarama, Inc.	(294,447)
	(34,251)	Enbridge, Inc.	(1,820,098)
	(7,847)	Franco-Nevada Corp.	(2,201,947)
	(33,633)	GFL Environmental, Inc.	(1,486,242)
	(21,600)	Keyera Corp.	(824,380)
	(36,204)	Pan American Silver Corp.	(2,487,215)
	(44,258)	Pembina Pipeline Corp.	(1,946,909)
	(25,228)	Restaurant Brands International, Inc.	(1,809,100)
	(9,775)	Wheaton Precious Metals Corp.	(1,599,679)

		Total Canada	(20,077,193)

		Chile — (0.1)%
	(27,471)	Latam Airlines Group SA ADR	(1,542,771)

		China — (0.1)%
	(1,240)	H World Group Ltd. ADR	(67,952)

Shares	Description	Value ($)

	China — continued
(329,035)	NIO, Inc. *	(1,602,400)
(35,380)	XPeng, Inc. *	(621,273)

	Total China	(2,291,625)

	Denmark — (0.2)%
(33,844)	Coloplast AS – Class B	(2,622,327)
(963)	DSV AS	(248,571)
(3,543)	Novonesis Novozymes B – Class B	(210,715)
(80,571)	Tryg AS	(1,995,073)

	Total Denmark	(5,076,686)

	France — (0.3)%
(13,475)	Aeroports de Paris SA	(1,880,220)
(100,458)	Getlink SE	(2,181,171)
(1,080)	Hermes International SCA	(2,595,741)

	Total France	(6,657,132)

	Germany — (0.6)%
(5,342)	CTS Eventim AG & Co. KGaA	(432,596)
(68,547)	Delivery Hero SE *	(1,576,573)
(27,370)	Hensoldt AG	(2,401,025)
(2,209)	HOCHTIEF AG	(1,065,536)
(6,045)	MTU Aero Engines AG	(2,605,618)
(179)	Rheinmetall AG	(354,093)
(1,994)	RWE AG	(128,271)
(9,210)	Siemens Energy AG	(1,783,771)
(16,241)	Talanx AG	(2,042,801)

	Total Germany	(12,390,284)

	Israel — (0.1)%
(34,794)	Wix.com Ltd. *	(2,451,585)

	Italy — (0.4)%
(11,535)	Ferrari NV (c)	(4,358,180)
(689)	Ferrari NV (c)	(261,765)
(117,153)	FinecoBank Banca Fineco SpA	(2,757,089)
(199,966)	Infrastrutture Wireless Italiane SpA	(2,121,703)

	Total Italy	(9,498,737)

	Japan — (1.6)%
(13,600)	Advantest Corp.	(2,355,104)
(139,500)	Aeon Co. Ltd.	(1,985,979)
(1,700)	ANA Holdings, Inc.	(37,068)
(49,000)	Asics Corp.	(1,501,640)
(8,900)	Disco Corp.	(4,279,168)
(10,500)	Fujikura Ltd.	(1,792,902)
(69,000)	IHI Corp.	(1,887,676)
(212,800)	Japan Exchange Group, Inc.	(2,895,981)
(11,900)	Kioxia Holdings Corp. *	(1,608,218)
(40,000)	Kobe Bussan Co. Ltd.	(951,792)
(2,200)	Lasertec Corp.	(474,326)
(97,800)	MonotaRO Co. Ltd.	(1,300,258)

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	Japan — continued
(247,100)	Oriental Land Co. Ltd.	(4,451,833)
(500,700)	Rakuten Group, Inc. *	(2,658,138)
(59,000)	Sanrio Co. Ltd.	(2,163,148)
(61,400)	Shiseido Co. Ltd.	(1,296,437)
(2,885,500)	SoftBank Corp.	(3,946,794)
(20,200)	Zensho Holdings Co. Ltd.	(1,282,231)

	Total Japan	(36,868,693)

	Mexico — (0.0)%
(797)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(207,826)

	Netherlands — (0.5)%
(566)	Adyen NV *	(664,669)
(17,395)	BE Semiconductor Industries NV	(3,898,003)
(113,467)	CVC Capital Partners PLC	(1,618,995)
(64,813)	InPost SA *	(1,163,387)
(178,611)	Universal Music Group NV	(4,021,852)

	Total Netherlands	(11,366,906)

	Norway — (0.3)%
(92,690)	Kongsberg Gruppen ASA	(3,758,703)
(31,558)	Salmar ASA	(1,892,680)

	Total Norway	(5,651,383)

	Peru — (0.2)%
(18,854)	Southern Copper Corp.	(4,115,845)

	Singapore — (0.1)%
(35,000)	CapitaLand Investment Ltd.	(84,579)
(681,302)	Grab Holdings Ltd. – Class A *	(2,875,095)

	Total Singapore	(2,959,674)

	South Africa — (0.0)%
(23,651)	Sibanye Stillwater Ltd. ADR*	(418,859)

	Spain — (0.3)%
(73,741)	Cellnex Telecom SA *	(2,802,580)
(51,653)	Ferrovial SE	(3,849,633)

	Total Spain	(6,652,213)

	Sweden — (0.3)%
(95,177)	EQT AB	(2,933,470)
(2,585)	Saab AB – Class B	(188,749)
(7,361)	Spotify Technology SA *	(3,790,473)

	Total Sweden	(6,912,692)

	Switzerland — (0.3)%
(34,117)	Avolta AG	(2,242,827)
(46)	Chocoladefabriken Lindt & Spruengli AG	(759,443)
(2,288)	Partners Group Holding AG	(2,542,543)

Shares	Description	Value ($)

	Switzerland — continued
(407)	VAT Group AG	(287,051)

	Total Switzerland	(5,831,864)

	United Kingdom — (0.8)%
(21,826)	Antofagasta PLC	(1,253,964)
(83,212)	Entain PLC	(644,722)
(236,054)	Informa PLC	(2,666,058)
(24,767)	InterContinental Hotels Group PLC	(3,403,487)
(18,443)	London Stock Exchange Group PLC	(2,197,363)
(204,525)	Phoenix Group Holdings PLC	(2,112,487)
(117,311)	Rolls-Royce Holdings PLC	(2,109,496)
(62,296)	Severn Trent PLC	(2,749,707)
(183,222)	Wise PLC – Class A *	(2,122,968)

	Total United Kingdom	(19,260,252)

	United States — (8.4)%
(13,976)	AbbVie, Inc.	(3,243,550)
(53,741)	Affirm Holdings, Inc. *	(2,524,752)
(8,634)	Alnylam Pharmaceuticals, Inc. *	(2,874,431)
(5,075)	Analog Devices, Inc.	(1,805,634)
(4,985)	AppLovin Corp. – Class A *	(2,167,329)
(16,677)	Arthur J Gallagher & Co.	(3,805,691)
(3,392)	Astera Labs, Inc. *	(403,071)
(7,050)	Axon Enterprise, Inc. *	(3,823,920)
(13,359)	Bloom Energy Corp. – Class A *	(2,079,596)
(15,197)	Boeing Co. *	(3,457,773)
(13,395)	Burlington Stores, Inc. *	(4,110,524)
(7,965)	Carvana Co. *	(2,661,584)
(823)	Ciena Corp. *	(286,980)
(15,897)	Cintas Corp.	(3,197,364)
(18,759)	Cloudflare, Inc. – Class A *	(3,230,112)
(3,152)	Corning, Inc.	(473,998)
(15,069)	Credo Technology Group Holding Ltd. *	(1,691,797)
(15,986)	DoorDash, Inc. – Class A *	(2,821,049)
(153,232)	DraftKings, Inc. – Class A *	(3,653,051)
(17,316)	EchoStar Corp. – Class A *	(2,000,518)
(7,558)	Ecolab, Inc.	(2,330,509)
(47,329)	EQT Corp.	(2,906,947)
(9,392)	Equitable Holdings, Inc.	(377,746)
(5,307)	Erie Indemnity Co. – Class A	(1,429,918)
(2,512)	Fair Isaac Corp. *	(3,540,312)
(65,162)	Fastenal Co.	(3,000,059)
(77,583)	Fidelity National Information Services, Inc.	(3,953,630)
(15,406)	HubSpot, Inc. *	(4,075,041)
(20,900)	Hyatt Hotels Corp. – Class A	(3,375,350)
(12,460)	Insulet Corp. *	(3,072,761)
(88,583)	IonQ, Inc. *	(3,398,930)
(35,983)	Liberty Media Corp.-Liberty Formula One – Class C *	(3,295,683)
(8,972)	Linde PLC	(4,558,494)
(29,269)	Live Nation Entertainment, Inc. *	(4,745,676)
(2,533)	Mastercard, Inc. – Class A	(1,310,093)
(3,152)	McKesson Corp.	(3,112,190)

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	United States — continued
(1,595)	MercadoLibre, Inc. *	(2,803,340)
(1,773)	Microchip Technology, Inc.	(132,337)
(9,034)	MongoDB, Inc. *	(2,967,398)
(2,297)	Moody’s Corp.	(1,097,024)
(1,242)	Motorola Solutions, Inc.	(598,967)
(7,098)	MSCI, Inc.	(4,058,849)
(15,322)	Natera, Inc. *	(3,187,589)
(1,295)	NextEra Energy, Inc.	(121,432)
(11,833)	NiSource, Inc.	(559,701)
(21,412)	Oklo, Inc. *	(1,347,885)
(50,036)	Okta, Inc. *	(3,627,610)
(45,414)	ONEOK, Inc.	(3,758,917)
(19,826)	O’Reilly Automotive, Inc. *	(1,861,265)
(46,188)	Otis Worldwide Corp.	(4,275,161)
(19,814)	Palantir Technologies, Inc. – Class A *	(2,718,283)
(9,994)	Paychex, Inc.	(935,938)
(210,743)	Rivian Automotive, Inc. – Class A *	(3,230,690)
(16,224)	Robinhood Markets, Inc. – Class A *	(1,230,590)
(49,636)	ROBLOX Corp. – Class A *	(3,408,008)
(40,516)	Rocket Lab Corp. *	(2,799,656)
(50,339)	Rollins, Inc.	(3,065,142)
(684)	S&P Global, Inc.	(302,246)
(99,999)	Samsara, Inc. – Class A *	(2,889,971)
(2,573)	Seagate Technology Holdings PLC	(1,049,372)
(25,467)	ServiceNow, Inc. *	(2,750,691)
(18,940)	Snowflake, Inc. *	(3,189,685)
(83,586)	SoFi Technologies, Inc. *	(1,484,487)
(15,967)	Starbucks Corp.	(1,565,085)
(1,327)	STERIS PLC	(334,869)
(7,530)	Tesla, Inc. *	(3,030,900)
(13,032)	Texas Pacific Land Corp.	(6,832,547)
(1,127)	TransDigm Group, Inc.	(1,468,244)
(4,985)	Tyler Technologies, Inc. *	(1,768,130)
(19,548)	Vistra Corp.	(3,399,202)
(10,555)	Waste Connections, Inc.	(1,816,832)
(9,669)	Watsco, Inc.	(4,035,164)
(6,321)	Western Digital Corp.	(1,767,984)
(49,839)	Williams Cos., Inc.	(3,723,970)
(56,594)	Zillow Group, Inc. – Class C *	(2,525,224)
(18,592)	Zscaler, Inc. *	(2,732,838)

	Total United States	(193,249,286)

	TOTAL COMMON STOCKS (PROCEEDS $295,048,077)	(368,545,080)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%
(9,297)	Sartorius AG	(2,631,527)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,724,568)	(2,631,527)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $297,772,645)	(371,176,607)

	Other Assets and Liabilities (net) — 0.4%	8,122,796

	TOTAL NET ASSETS — 100.0%	$2,297,786,778

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026
Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—
Bashneft PJSC	03/29/18	444,288	0.0%	—
Evraz PLC	10/21/21	259,269	0.0%	—
Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—
Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—
Gazprom PJSC	08/10/20	17,682,067	0.0%	—
GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—
Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—
LSR Group PJSC	11/30/18	882,290	0.0%	—
LSR Group PJSC GDR	09/07/20	8	0.0%	—
LUKOIL PJSC	01/09/20	18,997,557	0.0%	—
Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—
Mechel PJSC	11/12/21	133,558	0.0%	—
Moscow Exchange MICEX-RTS PJSC	10/20/17	3,091,486	0.0%	—
Mosenergo PJSC	11/19/21	224,074	0.0%	—
Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—
Novatek PJSC	10/21/21	2,148,138	0.0%	—
Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—
PhosAgro PJSC	08/15/22	434,931	0.0%	—
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—
Polyus PJSC	07/27/20	5,699,094	0.0%	—
Polyus PJSC GDR	02/24/23	0	0.0%	—
RusHydro PJSC	05/06/21	538,627	0.0%	—
Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—
Severstal PAO	02/02/21	126,124	0.0%	—
Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—
SFI PJSC	09/11/18	318,293	0.0%	—
Surgutneftegas PAO	07/20/17	12,778,800	0.0%	—
Surgutneftegas PAO	11/02/18	12,687,089	0.0%	—
Tatneft PJSC	11/02/18	8,698,468	0.0%	—
Tatneft PJSC	12/15/21	71,966	0.0%	—
Transneft PJSC	08/12/21	683,438	0.0%	—
Unipro PAO	12/18/19	32,903	0.0%	—
United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—
VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$—

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/03/2026	CITI	USD	747,728	BRL	3,900,000	13,025
05/05/2026	JPM	USD	14,156,080	BRL	74,100,000	90,167
03/03/2026	MSCI	USD	12,554,771	BRL	70,200,000	1,138,783
04/15/2026	JPM	USD	5,222,939	CZK	108,500,000	69,947
05/06/2026	GS	USD	5,313,774	IDR	89,362,800,000	221
04/15/2026	BCLY	USD	12,691,524	MXN	228,700,000	538,658
04/07/2026	GS	USD	5,180,468	PHP	308,300,000	158,820
04/07/2026	MSCI	USD	216,720	PHP	12,700,000	3,225
04/22/2026	CITI	USD	157,668	THB	4,900,000	561
04/30/2026	BCLY	USD	5,489,728	TRY	254,200,000	30,680
04/30/2026	MSCI	USD	13,143,244	ZAR	211,300,000	71,827

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
03/03/2026	JPM	BRL	74,100,000	USD	14,360,465	(93,841)
04/15/2026	SSB	MXN	20,000,000	USD	1,154,969	(2,021)
05/05/2026	CITI	PEN	1,900,000	USD	564,686	(605)
05/11/2026	CITI	USD	339,323	COP	1,263,500,000	(8,279)
05/11/2026	MSCI	USD	14,005,819	COP	52,131,200,000	(347,141)
04/15/2026	MSCI	USD	1,247,881	CZK	25,400,000	(8,809)
05/06/2026	GS	USD	184,810	IDR	3,105,900,000	(116)
05/05/2026	MSCI	USD	12,667,207	PEN	42,500,000	(22,525)
04/22/2026	CITI	USD	7,562,740	THB	233,700,000	(16,188)

						$1,616,389

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,759	U.S. Treasury Note 10 Yr. (CBT)	June 2026	200,196,187	879,182
902	U.S. Treasury Note 2 Yr. (CBT)	June 2026	188,764,641	372,483
3,257	U.S. Treasury Note 5 Yr. (CBT)	June 2026	358,728,016	2,044,539
1,124	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	131,209,438	747,370
111	U.S. Ultra Bond (CBT)	June 2026	13,496,906	112,556

			$892,395,188	$4,156,130

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
109	MSCI EAFE Index	March 2026	17,249,795	(783,245)
110	MSCI Emerging Market	March 2026	8,820,350	(388,389)
6	S&P 500 E-Mini	March 2026	2,066,700	28,413
44	TOPIX Index	March 2026	11,069,098	(350,502)

			$39,205,943	$(1,493,723)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

65	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:

CDX.NA.HY.S45	USD 24,750,000	5.00%	3.32%	N/A	12/20/2030	Quarterly	$(1,898,399)	$(1,672,135)	$226,264

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD 28,150,958	06/24/2026	Monthly	—	(618,367)	(618,367)

Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD 23,946,508	06/18/2027	Monthly	—	(443,923)	(443,923)

						$—	$(1,062,290)	$(1,062,290)

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)	Investment valued using significant unobservable inputs (Note 2).

(h)	Affiliated company (Note 10).

(i)	All or a portion of this security is purchased with collateral from securities loaned.

(j)	The rate disclosed is the 7 day net yield as of February 28, 2026.

See accompanying notes to the financial statements.	66

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

(k)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of February 28, 2026.

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:
(7)	ACS Actividades de Construccion y Servicios SA	0.0%	(903)
(11,731)	Aena SME SA	1.3%	(369,740)
(194,218)	Allefro.eu.SA	5.3%	(1,511,399)
(36,619)	Antofagasta PLC	7.3%	(2,103,862)
(33,900)	AXIA Energia SA	1.4%	(405,160)
(3,336)	Budimex SA	2.6%	(752,377)
(13,253)	Capitec Bank Holdings Ltd.	13.7%	(3,949,120)
(17,668)	CD Projekt SA	4.2%	(1,199,850)
(58,137)	Cellnex Telecom SA	7.7%	(2,209,538)
(1,038)	Celltrion, Inc.	0.6%	(171,853)
(52,321)	Clicks Group Ltd.	3.6%	(1,046,896)
(40,000)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	1.2%	(358,233)
(8,000)	Delta Electronics, Inc.	1.3%	(360,751)
(2,527)	Doosan Co. Ltd.	7.8%	(2,248,497)
(3,820)	Doosan Enerbility Co. Ltd.	1.0%	(282,318)
(11,778)	eMemory Technology, Inc.	3.3%	(936,685)
(32,712)	Entain PLC	0.9%	(253,451)
(4,922)	Fresnillo PLC	1.0%	(280,846)
(4,130)	Grupo Aeroportuario del Pacífico	0.3%	(107,905)
(165)	HD Hyundai Electric Co. Ltd.	0.4%	(120,459)
(624)	Hermes International SCA	5.2%	(1,499,761)
(2,015)	HLB, Inc.	0.3%	(72,436)
(3,318)	HYBE Co. Ltd.	3.1%	(892,051)
(74)	Hyosung Heavy Industries Corp.	0.5%	(145,054)
(10,066)	Hyundai Rotem Co.	5.6%	(1,609,379)
(978)	InterContinental Hotels Group PLC	0.5%	(134,397)
(130,000)	Kingdee International Software Group Co. Ltd.	0.5%	(166,815)
(221,600)	Localiza Rent A Car ADR	7.6%	(2,194,171)
(178)	LPP SA	3.6%	(1,030,008)
(28,705)	Public Power Corp.	2.2%	(642,390)
(1,343)	Samsung Biologics Co. Ltd.	5.8%	(1,656,971)
(2,135)	Shoprite Holdings Ltd.	0.1%	(35,517)
34,155	Turk Hava Yollari AO	(0.8%)	239,407
(3,378)	Yuhan Corp.	0.9%	(258,548)

	TOTAL COMMON STOCKS		$(28,767,934)

Shares	Description	%of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:
(62,140)	Aselsan Elektronik Sanayi ve Ticaret AS	1.9%	(455,758)
(1,424)	Celltrion, Inc.	1.0%	(235,760)
(3,000)	Delta Electronics, Inc.	0.6%	(135,281)
(33,966)	Doosan Enerbility Co. Ltd.	10.3%	(2,510,267)
(1,210)	Ecopro Co. Ltd.	0.6%	(155,378)
(645,807)	Hacı Ömer Sabancı Holding AS	6.1%	(1,484,397)
(12,880)	HLB, Inc.	1.9%	(463,014)
(58,200)	Hong Kong Exchange and Clearing Ltd.	12.7%	(3,109,331)
(1,962)	HYBE Co. Ltd.	2.2%	(527,488)
(4,016)	Hyundai Rotem Co.	2.6%	(642,089)
(246,000)	Innovent Biologics, Inc.	11.0%	(2,676,449)
(1,361,000)	Kingdee International Software Group Co. Ltd.	7.1%	(1,746,422)
(34,654)	Korea Aerospace Industries Ltd.	18.9%	(4,604,790)
256,920	Nokia OYJ	(8.1%)	1,971,865
(248,510)	Salik Co. PJSC	1.8%	(433,201)
(2,311)	Samsung Biologics Co. Ltd.	11.7%	(2,851,274)
(176,941)	Samsung Heavy Industries Co. Ltd.	14.5%	(3,561,506)
149,956	Turk Hava Yollari AO	(4.3%)	1,051,106
(160,600)	Xpeng, Inc., Class A	5.8%	(1,407,904)
(5,554)	Yuhan Corp.	1.7%	(425,097)

	TOTAL COMMON STOCKS		$(24,402,435)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

67	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%
3,864,450	GMO International Equity Fund, Class IV (a)	148,819,968
2,635,882	GMO International Opportunistic Value Fund, Class IV (a)	48,842,884
518,876	GMO-Usonian Japan Value Creation Fund, Class VI (a)	15,337,975

	TOTAL INVESTMENT FUNDS (COST $148,336,669)	213,000,827

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
252,753	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	252,753

	TOTAL SHORT-TERM INVESTMENTS (COST $252,753)	252,753

	TOTAL INVESTMENTS — 100.1% (Cost $148,589,422)	213,253,580
	Other Assets and Liabilities (net) — (0.1%)	(181,193)

	TOTAL NET ASSETS — 100.0%	$213,072,387

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

See accompanying notes to the financial statements.	68

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%
3,242,373	GMO Emerging Markets Fund, Class VI (a)	110,662,187
4,323,081	GMO International Equity Fund, Class IV (a)	166,481,847
3,576,348	GMO International Opportunistic Value Fund, Class IV (a)	66,269,736
889,544	GMO-Usonian Japan Value Creation Fund, Class VI (a)	26,294,916

	TOTAL INVESTMENT FUNDS (COST $272,555,208)	369,708,686

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
627,684	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	627,684

	TOTAL SHORT-TERM INVESTMENTS (COST $627,684)	627,684

	TOTAL INVESTMENTS — 100.0% (Cost $273,182,892)	370,336,370
	Other Assets and Liabilities (net) — 0.0%	16,905

	TOTAL NET ASSETS — 100.0%	$370,353,275

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

69	See accompanying notes to the financial statements.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 124.4%

	United States — 124.4%
	U.S. Government — 98.6%
405,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 04/30/27 (a)	405,482
16,447,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27 (a)	16,466,770
6,203,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.81%, due 10/31/27	6,213,088

	Total U.S. Government	23,085,340

	U.S. Government Agency — 25.8%
4,200,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4,307,891
2,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 03/01/56	1,732,584

	Total U.S. Government Agency	6,040,475

	Total United States	29,125,815

	TOTAL DEBT OBLIGATIONS (COST $29,042,156)	29,125,815

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
192,030	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	192,030

	TOTAL SHORT-TERM INVESTMENTS (COST $192,030)	192,030

	TOTAL INVESTMENTS — 125.2% (Cost $29,234,186)	29,317,845

	Other Assets and Liabilities (net) — (25.2)%	(5,903,789)

	TOTAL NET ASSETS — 100.0%	$23,414,056

See accompanying notes to the financial statements.	70

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

A summary of outstanding financial instruments at February 28, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation) ($)
04/30/2026	CITI	EUR 77,000	USD 91,906	627
04/30/2026	DB	EUR 384,650	USD 461,726	5,749

				$6,376

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
53	U.S. Treasury Note 10 Yr. (CBT)	June 2026	6,032,063	26,490
66	U.S. Treasury Note 2 Yr. (CBT)	June 2026	13,812,047	27,255
100	U.S. Treasury Note 5 Yr. (CBT)	June 2026	11,014,063	62,774
54	U.S. Treasury Ultra 10 Yr. (CBT)	June 2026	6,303,655	35,906

			$37,161,828	$152,425

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
2	U.S. Ultra Bond (CBT)	June 2026	$243,188	$(2,253)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S44	USD 14,338,000	1.00%	1.35%	N/A	12/20/2030	Quarterly	250,311	213,765	(36,546)
Sell Protection^:
CDX.NA.HY.45	USD 2,223,540	5.00%	3.32%	2,223,540 USD	12/20/2030	Quarterly	152,424	150,225	(2,199)

71	See accompanying notes to the financial statements.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ITRAXX.XO.44	EUR 4,122,000	5.00%	2.60%	4,122,000 EUR	12/20/2030	Quarterly	506,571	491,244	(15,327)

							$909,306	$855,234	$(54,072)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 28, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of February 28, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

See accompanying notes to the financial statements.	72

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares	Description	Value ($)

	INVESTMENT FUNDS — 102.5%

	United States — 102.5%
1,014,040	GMO Emerging Country Debt Fund, Class VI (a)	24,022,615
1,689,292	GMO High Yield Fund, Class VI (a)	29,292,320
2,146,314	GMO MAC Implementation Fund (a)	23,416,290
3,567,379	GMO Opportunistic Income Fund, Class VI (a)	87,828,875
750,879	GMO Systematic Investment Grade Credit ETF (a)	19,496,573
1,395,953	GMO U.S. Treasury Fund, Class VI (a)	6,993,722
190,739	GMO Ultra-Short Income ETF (a)	9,582,003

	TOTAL INVESTMENT FUNDS (COST $198,923,409)	200,632,398

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
201,454	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (b)	201,454

	TOTAL SHORT-TERM INVESTMENTS (COST $201,454)	201,454

	TOTAL INVESTMENTS — 102.6% (Cost $199,124,863)	200,833,852

	Other Assets and Liabilities (net) — (2.6%)	(5,085,117)

	TOTAL NET ASSETS — 100.0%	$195,748,735

Notes to Schedule of Investments:

(a)	Affiliated company (Note 10).

(b)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

73	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 28, 2026

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 0.0%

	Russia — 0.0%
2,505	LUKOIL PJSC * (a) (b)	—
5,410	Novatek PJSC * (a) (b)	—

	Total Russia	—

	TOTAL COMMON STOCKS (COST $221,439)	—

	INVESTMENT FUNDS — 98.6%

	United States — 98.6%
678,289	GMO Alternative Allocation Fund, Class VI (c)	12,928,190
350,358	GMO Asset Allocation Bond Fund, Class VI (c)	6,765,416
29,213	GMO Climate Change Fund, Class III (c)	829,634
57,490	GMO Domestic Resilience ETF (c)	1,710,328
32,491	GMO Emerging Country Debt Fund, Class VI (c)	769,702
101,700	GMO Emerging Markets ex-China Fund, Class VI (c)	1,725,840
124,033	GMO Emerging Markets Fund, Class VI (c)	4,233,253
327,842	GMO International Equity Fund, Class IV (c)	12,625,200
318,580	GMO International Opportunistic Value Fund, Class IV (c)	5,903,294
182,472	GMO-Usonian Japan Value Creation Fund, Class VI (c)	5,393,878
66,904	GMO Quality Fund, Class VI (c)	2,352,997
33,574	GMO Resources Fund, Class VI (c)	880,319
61,761	GMO Small Cap Quality Fund, Class VI (c)	1,594,672
373,686	GMO U.S. Equity Fund, Class VI (c)	5,485,709
242,733	GMO U.S. Opportunistic Value Fund, Class VI (c)	5,597,428
302,222	GMO U.S. Treasury Fund, Class VI (c)	1,514,131

	TOTAL INVESTMENT FUNDS (COST $55,728,371)	70,309,991

	DEBT OBLIGATIONS — 0.3%

	United States — 0.3%
	U.S. Government — 0.3%
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 3.77%, due 04/30/26	100,017
100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.78%, due 07/31/27	100,120

	Total U.S. Government	200,137

	Total United States	200,137

	TOTAL DEBT OBLIGATIONS (COST $199,998)	200,137

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%
820,615	State Street Institutional Treasury Money Market Fund – Premier Class, 3.61% (d)	820,615

	TOTAL SHORT-TERM INVESTMENTS (COST $820,615)	820,615

	TOTAL INVESTMENTS — 100.1% (Cost $56,970,423)	71,330,743

	Other Assets and Liabilities (net) — (0.1)%	(41,200)

	TOTAL NET ASSETS — 100.0%	$71,289,543

See accompanying notes to the financial statements.	74

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 28, 2026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 28, 2026

LUKOIL PJSC	04/03/20	$175,270	0.0%	$—
Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.

(c)	Affiliated company (Note 10).
(d)	The rate disclosed is the 7 day net yield as of February 28, 2026.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 76.

75	See accompanying notes to the financial statements.

GMO Trust Funds

February 28, 2026

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate denominated in Brazilian Real.

BUBOR - Budapest Interbank Offered Rate

CD - Certificate of Deposit

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

GDR - Global Depositary Receipt

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KRW CD - South Korean Won Certificate of Deposit

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

QPSC - Qatar Private Stock Company

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

The rates shown on variable rate notes are the current interest rates at February 28, 2026, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC	MORD - Morgan Stanley Capital
BNP - BNP Paribas	Services LLC
BOA - Bank of America, N.A.	MSCI - Morgan Stanley & Co.
CGMI - Citigroup Global Markets Inc.	International PLC
CITI - Citibank N.A.	SOCG - Société Générale
DB - Deutsche Bank AG	SSB -State Street Bank and Trust Company
GS - Goldman Sachs International	UBSA - UBS AG
JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar	MXN - Mexican Peso
BRL - Brazilian Real	MYR - Malaysian Ringgit
CAD - Canadian Dollar	NGN - Nigerian Naira
CHF - Swiss Franc	NOK - Norwegian Krone
CLP - Chilean Peso	NZD - New Zealand Dollar
CNY - China Yuan Renminbi	PEN - Peruvian Sol
COP - Colombian Peso	PHP - Philippines Peso
CZK - Czech Republic Koruna	PLN - Polish Zloty
DOP - Dominican Republic Peso	PYG - Paraguayan Guarani
EGP - Egyptian Pound	RON - Romanian New Leu
EUR - Euro	SEK - Swedish Krona
GBP - British Pound	SGD - Singapore Dollar
HKD - Hong Kong Dollar	THB - Thai Baht
HUF - Hungarian Forint	TRY - Turkish Lira
IDR - Indonesian Rupiah	TWD - Taiwan New Dollar
ILS - Israeli Shekel	UGX - Ugandan Shilling
INR - Indian Rupee	USD - United States Dollar
JPY - Japanese Yen	UYU - Uruguay Peso
KRW - South Korean Won	ZAR - South African Rand
KZT - Kazakhstani Tenge

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$2,584,282,183	$252,906,518	$573,028,647
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	1,350,632,369	3,335,568	1,023,374,729	912,014
Repurchase agreements, at value (Note 2)(d)	125,060,250	—	189,999,862	—
Foreign currency, at value (Note 2)(e)	1,501,242	—	213,580	—
Cash	2,777,933	28	—	124
Receivable for investments sold	57,036,908	—	25,700,867	—
Receivable for Fund shares sold	78,500	1,523,871	—	2,452,829
Receivable for closed swap contracts (Note 4)	499,926	—	—	—
Dividends and interest receivable	1,729,148	8,559	2,150,403	37,873
Dividend withholding tax receivable	290,386	—	378,749	—
Foreign capital gains tax refund receivable (Note 2)	—	—	99,100	—
EU tax reclaims receivable (Note 2)	—	—	746,072	—
Unrealized appreciation on open forward currency contracts (Note 4)	6,892,632	—	947,074	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	53,788	—
Due from broker (Note 2)	714,729	—	38,326	—
Receivable for variation margin on open futures contracts (Note 4)	2,530,203	—	1,224,546	—
Receivable for open OTC swap contracts (Note 4)	20,073,099	—	—	—
Interest receivable for open OTC swap contracts (Note 4)	705,347	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	91,758	235,693	53,617	9,346

Total assets	1,570,614,430	2,589,385,902	1,497,887,231	576,440,833

Liabilities:
Investments sold short, at value (Note 2)(f)	702,300,105	—	174,547,580	—
Due to custodian	—	—	378,840	—
Due to broker (Note 2)	526,998	—	1,534	—
Payable for cash collateral from securities loaned (Note 2)	—	—	135,575	—
Payable for investments purchased	36,683,943	—	25,428,053	36,612
Payable for Fund shares repurchased	14,102	371,977	—	890,477
Accrued foreign capital gains tax payable (Note 2)	426	—	379,467	—
Payable to affiliate for (Note 5):
Management fee	448,338	1,267,697	—	—
Shareholder service fee	49,051	260,353	—	—
Payable for variation margin on open futures contracts (Note 4)	367,628	—	27,592	—
Payable for variation margin on open cleared swap contracts (Note 4)	82,998	—	—	—
Payable for closed swap contracts (Note 4)	87,472	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	4,192,200	—	250,943	—
Interest payable for open OTC swap contracts (Note 4)	105,369	—	—	—
Payable for open OTC swap contracts (Note 4)	4,534,168	—	458,105	—
Payable to Trustees and related expenses	7,742	25,111	12,338	4,370
Interest and dividend payable for short sales	641,858	—	127,113	—
Written options outstanding, at value (Note 4)(g)	6,537,018	—	—	—
Accrued expenses	935,057	341,100	697,740	119,477

Total liabilities	757,514,473	2,266,238	202,444,880	1,050,936

Commitments and contingent liabilities (Note 5)

Net assets	$813,099,957	$2,587,119,664	$1,295,442,351	$575,389,897

(a) Cost of investments – affiliated issuers:	$—	$2,120,082,425	$238,620,283	$492,453,818
(b) Cost of investments – unaffiliated issuers:	$1,230,508,269	$3,335,568	$924,668,080	$912,014
(c) Includes securities on loan at value (Note 2):	$216,055,568	$—	$77,972,887	$—
(d) Cost of investments – repurchase agreements:	$125,060,250	$—	$189,999,862	$—
(e) Cost of foreign currency:	$1,376,403	$—	$215,163	$—
(f) Proceeds from securities sold short:	$670,547,656	$—	$141,849,012	$—
(g) Premiums on written options:	$5,185,611	$—	$—	$—

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$751,207,432	$2,374,768,729	$1,320,014,894	$713,550,191
Distributable earnings (accumulated loss)	61,892,525	212,350,935	(24,572,543)	(138,160,294)

	$813,099,957	$2,587,119,664	$1,295,442,351	$575,389,897

Net assets attributable to:

Class III	$—	$730,989,989	$1,295,442,351	$549,995,815

Class IV	$—	$850,699,689	$—	$—

Class VI	$691,873,217	$—	$—	$—

Class R6	$—	$429,054,179	$—	$8,497,317

Class I	$121,226,740	$576,375,807	$—	$16,896,765

Shares outstanding:

Class III	—	21,994,870	53,984,783	13,462,132

Class IV	—	25,590,480	—	—

Class VI	36,307,387	—	—	—

Class R6	—	12,928,954	—	208,121

Class I	6,413,579	17,374,906	—	413,616

Net asset value per share:

Class III	$—	$33.23	$24.00	$40.86

Class IV	$—	$33.24	$—	$—

Class VI	$19.06	$—	$—	$—

Class R6	$—	$33.19	$—	$40.83

Class I	$18.90	$33.17	$—	$40.85

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$99,909,425	$681,555,518	$437,452	$213,000,827
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	84,708	553,049	2,295,402,613	252,753
Repurchase agreements, at value (Note 2)(d)	—	—	365,000,524	—
Foreign currency, at value (Note 2)(e)	—	—	424,084	—
Receivable for investments sold	—	—	71,034,043	—
Receivable for Fund shares sold	—	368	—	33,557
Dividends and interest receivable	263	1,459	5,000,493	763
Dividend withholding tax receivable	—	—	959,962	—
Foreign capital gains tax refund receivable (Note 2)	—	—	80,638	—
EU tax reclaims receivable (Note 2)	—	—	123,183	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	2,115,914	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	122,244	—
Due from broker (Note 2)	—	—	1,151,730	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	2,824,359	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	1,593	6,391	52,174	1,325

Total assets	99,995,989	682,116,785	2,744,729,413	213,289,225

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	371,176,607	—
Due to custodian	—	—	923,812	—
Due to broker (Note 2)	—	—	3,549	—
Payable for cash collateral from securities loaned (Note 2)	—	—	598,326	—
Payable for investments purchased	—	—	70,466,234	—
Payable for Fund shares repurchased	—	—	—	122,710
Accrued foreign capital gains tax payable (Note 2)	—	—	813,057	—
Payable for variation margin on open futures contracts (Note 4)	—	—	165,617	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	499,525	—
Payable for open OTC swap contracts (Note 4)	—	—	1,062,290	—
Payable to Trustees and related expenses	842	6,280	21,941	3,099
Interest and dividend payable for short sales	—	—	150,176	—
Accrued expenses	49,485	136,394	1,061,501	91,029

Total liabilities	50,327	142,674	446,942,635	216,838

Net assets	$99,945,662	$681,974,111	$2,297,786,778	$213,072,387

(a) Cost of investments – affiliated issuers:	$75,838,823	$528,654,561	$437,490	$148,336,669
(b) Cost of investments – unaffiliated issuers:	$84,708	$553,049	$2,159,007,197	$252,753
(c) Includes securities on loan at value (Note 2):	$—	$—	$216,810,662	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$365,000,524	$—
(e) Cost of foreign currency:	$—	$—	$355,912	$—
(f) Proceeds from securities sold short:	$—	$—	$297,772,645	$—

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity		Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$139,509,337	$637,082,342	$2,651,505,963	$292,626,182
Distributable earnings (accumulated loss)	(39,563,675)	44,891,769	(353,719,185)	(79,553,795)

	$99,945,662	$681,974,111	$2,297,786,778	$213,072,387

Net assets attributable to:

Core Class	$—	$—	$2,297,786,778	$—

Class III	$99,945,662	$614,874,215	$—	$2,893,403

Class R6	$—	$64,557,823	$—	$210,178,984

Class I	$—	$2,542,073	$—	$—

Shares outstanding:

Core Class	—	—	135,230,885	—

Class III	2,943,741	15,970,424	—	110,706

Class R6	—	1,677,035	—	8,042,983

Class I	—	66,044	—	—

Net asset value per share:

Core Class	$—	$—	$16.99	$—

Class III	$33.95	$38.50	$—	$26.14

Class R6	$—	$38.50	$—	$26.13

Class I	$—	$38.49	$—	$—

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$369,708,686	$—	$200,632,398	$70,309,991
Investments in unaffiliated issuers, at value (Note 2)(b)	627,684	29,317,845	201,454	1,020,752
Foreign currency, at value (Note 2)(c)	—	—	—	9,977
Cash	—	2	16	4
Receivable for Fund shares sold	99,427	—	85,900	—
Receivable for closed swap contracts (Note 4)	—	414,611	—	—
Dividends and interest receivable	1,901	71,513	20,359	6,863
Dividend withholding tax receivable	—	—	—	13,906
Unrealized appreciation on open forward currency contracts (Note 4)	—	6,376	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	116,504	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	5,458	11,336	93,871	—

Total assets	370,443,156	29,938,187	201,033,998	71,361,493

Liabilities:
Due to broker (Note 2)	—	60,703	—	—
Payable for investments purchased	—	5,986,586	5,090,581	3,996
Payable for Fund shares repurchased	—	—	5,287	—
Payable for recoupment of past waived and/or reimbursed fees (Note 5)	—	—	—	8,692
Payable to affiliate for (Note 5):
Management fee	—	—	51,995	—
Shareholder service fee	—	—	28,441	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	276	—	—
Payable for closed swap contracts (Note 4)	—	352,871	—	—
Payable to Trustees and related expenses	3,612	165	546	1,303
Accrued expenses	86,269	123,530	108,413	57,959

Total liabilities	89,881	6,524,131	5,285,263	71,950

Net assets	$370,353,275	$23,414,056	$195,748,735	$71,289,543

(a) Cost of investments – affiliated issuers:	$272,555,208	$—	$198,923,409	$55,728,371
(b) Cost of investments – unaffiliated issuers:	$627,684	$29,234,186	$201,454	$1,242,052
(c) Cost of foreign currency:	$—	$—	$—	$9,792

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 28, 2026 — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$418,575,407	$22,684,019	$193,589,758	$55,131,985
Distributable earnings (accumulated loss)	(48,222,132)	730,037	2,158,977	16,157,558

	$370,353,275	$23,414,056	$195,748,735	$71,289,543

Net assets attributable to:

Core Class	$—	$23,414,056	$—	$—

Class III	$44,266,696	$—	$—	$71,289,543

Class IV	$—	$—	$16,645,671	$—

Class R6	$326,086,579	$—	$2,098,320	$—

Class I	$—	$—	$177,004,744	$—

Shares outstanding:

Core Class	—	2,146,314	—	—

Class III	1,034,936	—	—	3,624,526

Class IV	—	—	785,264	—

Class R6	7,627,207	—	99,010	—

Class I	—	—	8,353,142	—

Net asset value per share:

Core Class	$—	$10.91	$—	$—

Class III	$42.77	$—	$—	$19.67

Class IV	$—	$—	$21.20	$—

Class R6	$42.75	$—	$21.19	$—

Class I	$—	$—	$21.19	$—

See accompanying notes to the financial statements.	82

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2026

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$22,820,042	$101,850	$25,270,872	$281,787
Dividends from affiliated issuers (Note 10)	901,912	97,289,120	8,237,913	17,264,629
Interest	12,548,610	1,523	15,964,048	2,649
Securities lending income from affiliated issuers (net)	—	—	45,346	—
Securities lending income (net)	—	—	51,999	—
Other income (Note 2)	4,353	—	288,471	—

Total investment income	36,274,917	97,392,493	49,858,649	17,549,065

Expenses:
Management fee (Note 5)	5,247,825	15,279,627	—	—
Shareholder service fee – Class III (Note 5)	—	1,115,830	—	—
Shareholder service fee – Class IV (Note 5)	—	753,511	—	—
Shareholder service fee – Class VI (Note 5)	335,832	—	—	—
Shareholder service fee – Class R6 (Note 5)	20 *	556,099	—	—
Shareholder service fee – Class I (Note 5)	238,190	723,873	—	—
Audit and tax fees	185,892	47,846	163,458	50,468
Custodian, fund accounting, administration and transfer agent fees	825,122	622,309	587,821	120,750
Dividend expense on short sales	10,376,646	—	2,087,820	—
Legal fees	54,973	81,517	38,606	13,625
Registration fees	27,071	33,331	1,819	26,851
Trustees’ fees and related expenses (Note 5)	50,804	160,092	81,012	28,951
Interest expense and borrowing costs for investments sold short (Note 2)	3,339,696	—	876,518	—
Miscellaneous	137,252	21,590	171,201	4,299

Total expenses	20,819,323	19,395,625	4,008,255	244,944
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(807,433)	(253,018)	(746,492)	(196,652)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(17,641)	(3,037,016)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(301,042)	—	—

Net expenses	19,994,249	15,804,549	3,261,763	48,292

Net investment income (loss)	16,280,668	81,587,944	46,596,886	17,500,773

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	104,205,078	—	106,839,318	—
Investments in affiliated issuers	—	64,377,072	(600,262)	(10,292,370)
Investments in securities sold short	(59,780,059)	—	(21,439,043)	—
Realized gain distributions from affiliated issuers (Note 10)	—	17,772,660	8,987,226	20,881,597
Futures contracts	(23,241,218)	—	5,230,454	—
Written options	(3,833,848)	—	—	—
Swap contracts	(7,879,082)	—	(10,256,433)	—
Forward currency contracts	16,876,522	—	838,176	—
Foreign currency and foreign currency related transactions	452,302	—	18,086	—

Net realized gain (loss)	26,799,695	82,149,732	89,617,522	10,589,227

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	107,427,334	—	144,003,538	—
Investments in affiliated issuers	—	477,419,349	35,911,219	93,822,262
Investments in securities sold short	(29,011,525)	—	6,343,680	—
Futures contracts	(8,944,569)	—	(307,212)	—
Written options	(455,806)	—	—	—
Swap contracts	3,041,523	—	(369,345)	—
Forward currency contracts	2,324,381	—	696,131	—
Foreign currency and foreign currency related transactions	212,912	—	192,387	—

Net change in unrealized appreciation (depreciation)	74,594,250	477,419,349	186,470,398	93,822,262

Net realized and unrealized gain (loss)	101,393,945	559,569,081	276,087,920	104,411,489

Net increase (decrease) in net assets resulting from operations	$117,674,613	$641,157,025	$322,684,806	$121,912,262

(a) Withholding tax:	$1,204,086	$—	$2,096,719	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$(33)	$—	$12,780	$—

83	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2026 — (Continued)

	Alternative Allocation Fundπ	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$379,247	$—

*	Class R6 liquidated on February 27, 2026.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2026 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund[b]	International Developed Equity Allocation Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$2,908,432	$21,196,102	$—	$12,016,718
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	3,382	16,187	55,120,337	9,556
Interest	96	288	34,397,198	157
Securities lending income from affiliated issuers (net)	—	—	83,768	—
Securities lending income (net)	—	—	122,713	—
Other income (Note 2)	—	—	338,181	—

Total investment income	2,911,910	21,212,577	90,062,197	12,026,431

Expenses:
Audit and tax fees	36,212	42,928	283,613	42,004
Custodian, fund accounting, administration and transfer agent fees	31,559	112,248	731,202	70,127
Dividend expense on short sales	—	—	4,440,020	—
Legal fees	2,817	21,034	80,895	10,411
Registration fees	2,248	21,616	447	20,632
Trustees’ fees and related expenses (Note 5)	5,780	40,429	138,079	18,523
Interest expense and borrowing costs for investments sold short (Note 2)	—	—	1,830,936	—
Miscellaneous	372	9,032	223,882	16,792

Total expenses	78,988	247,287	7,729,074	178,489
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(72,611)	(197,970)	(739,152)	(154,858)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(6,676)	—

Net expenses	6,377	49,317	6,983,246	23,631

Net investment income (loss)	2,905,533	21,163,260	83,078,951	12,002,800

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	226,198,409	—
Investments in affiliated issuers	1,802,740	742,742	(1,039)	56,828,105
Investments in securities sold short	—	—	(46,699,864)	—
Realized gain distributions from affiliated issuers (Note 10)	6,271,555	38,773,662	—	7,840,570
Futures contracts	—	—	11,927,729	—
Swap contracts	—	—	(23,815,201)	—
Forward currency contracts	—	—	1,923,874	—
Foreign currency and foreign currency related transactions	—	—	(534,223)	—

Net realized gain (loss)	8,074,295	39,516,404	168,999,685	64,668,675	*

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—	—	356,107,796	—
Investments in affiliated issuers	15,920,696	134,741,902	172	24,917,005
Investments in securities sold short	—	—	16,723,482	—
Futures contracts	—	—	(419,095)	—
Swap contracts	—	—	(974,676)	—
Forward currency contracts	—	—	1,616,389	—
Foreign currency and foreign currency related transactions	—	—	501,143	—

Net change in unrealized appreciation (depreciation)	15,920,696	134,741,902	373,555,211	24,917,005

Net realized and unrealized gain (loss)	23,994,991	174,258,306	542,554,896	89,585,680

Net increase (decrease) in net assets resulting from operations	$26,900,524	$195,421,566	$625,633,847	$101,588,480

(a) Withholding tax:	$—	$—	$4,588,616	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$56,132	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$—	$812,573	$—

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.
b

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

85	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 28, 2026 — (Continued)

	International			Strategic
	Equity	MAC	Multi-Asset	Opportunities
	Allocation	Implementation	Credit	Allocation
	Fund	Fund*	Fund*	Fund
Investment income:
Dividends from affiliated issuers (Note 10)	$19,547,904	$—	$4,384,900	$2,521,843
Dividends from unaffiliated issuers	16,629	6,265	20,314	11,995
Interest	189	422,840	6,245	7,479
Securities lending income from affiliated issuers (net)	—	—	72	—
Securities lending income (net)	—	—	82	—

Total investment income	19,564,722	429,105	4,411,613	2,541,317

Expenses:
Management fee (Note 5)	—	—	253,437	—
Shareholder service fee – Class IV (Note 5)	—	—	9,189	—
Shareholder service fee – Class R6 (Note 5)	—	—	1,280 **	—
Shareholder service fee – Class I (Note 5)	—	—	125,163 ***	—
Organizational expenses	—	47,646	51,348	—
Audit and tax fees	41,212	96,831	29,003	55,800
Custodian, fund accounting, administration and transfer agent fees	74,489	42,654	129,809	59,172
Legal fees	11,209	10,827	6,131	4,236
Registration fees	14,013	1,500	56,231	2,261
Trustees’ fees and related expenses (Note 5)	23,664	582	3,147	7,706
Miscellaneous	1,035	5,171	5,298	6,923

Total expenses	165,622	205,211	670,036	136,098
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(139,920)	(204,447)	(213,141)	(113,724)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(212,711)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(27,472)	—

Net expenses	25,702	764	216,712	22,374

Net investment income (loss)	19,539,020	428,341	4,194,901	2,518,943

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(a)	—	65,476	—	34,846
Investments in affiliated issuers	26,780,223	—	278,852	9,310,230
Realized gain distributions from affiliated issuers (Note 10)	10,389,092	—	109,912	4,707,762
Futures contracts	—	409,026	—	—
Swap contracts	—	132,841	—	(99,072)
Forward currency contracts	—	(7,133)	—	—
Foreign currency and foreign currency related transactions	—	(474)	—	3,870

Net realized gain (loss)	37,169,315	599,736	388,764	13,957,636

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	83,659	—	(14,085)
Investments in affiliated issuers	99,962,929	—	1,708,989	7,561,937
Futures contracts	—	150,172	—	—
Swap contracts	—	(54,072)	—	10,736
Forward currency contracts	—	6,376	—	—
Foreign currency and foreign currency related transactions	—	149	—	5,397

Net change in unrealized appreciation (depreciation)	99,962,929	186,284	1,708,989	7,563,985

Net realized and unrealized gain (loss)	137,132,244	786,020	2,097,753	21,521,621

Net increase (decrease) in net assets resulting from operations	$156,671,264	$1,214,361	$6,292,654	$24,040,564

(a) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$—	$—	$(33)

*	Period from May 21, 2025 (commencement of operations) through February 28, 2026.
**	Period from October 21, 2025 (commencement of operations) through February 28, 2026.
***	Period from September 04, 2025 (commencement of operations) through February 28, 2026.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Statements of Changes in Net Assets

	Alternative Allocation Fundπ		Benchmark- Free Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$16,280,668	$3,802,798	$81,587,944	$114,808,781

Net realized gain (loss)	26,799,695	(7,304,941)	82,149,732	74,823,014

Change in net unrealized appreciation (depreciation)	74,594,250	13,693,922	477,419,349	(6,073,812)

Net increase (decrease) in net assets from operations	117,674,613	10,191,779	641,157,025	183,557,983

Distributions to shareholders:

Class III	—	—	(27,927,120)	(42,903,798)

Class IV	—	—	(32,090,160)	(36,014,354)

Class VI	(52,704,777)	(1,552,680)	—	—

Class R6	(743)*	(265)	(17,041,978)	(15,264,211)

Class I	(9,258,385)	(3,921,079)	(20,710,763)	(20,613,274)

Total distributions	(61,963,905)	(5,474,024)	(97,770,021)	(114,795,637)

Net share transactions (Note 9):

Class III	—	—	(320,941,758)	(216,310,006)

Class IV	—	—	(33,429,550)	(201,237,737)

Class VI	42,937,095	545,718,782	—	—

Class MF	—	—	—	(799,411,269)**

Class R6	(9,147)*	2,916	22,238,824	13,607,541

Class I	6,209,171	(30,937,331)	33,797,353	59,501,200

Increase (decrease) in net assets resulting from net share transactions	49,137,119	514,784,367	(298,335,131)	(1,143,850,271)

Total increase (decrease) in net assets	104,847,827	519,502,122	245,051,873	(1,075,087,925)

Net assets:

Beginning of period	708,252,130	188,750,008	2,342,067,791	3,417,155,716

End of period	$813,099,957	$708,252,130	$2,587,119,664	$2,342,067,791

*	Class R6 liquidated on February 27, 2026.
**	Class MF liquidated on March 12, 2024.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$46,596,886	$45,611,603	$17,500,773	$13,331,010

Net realized gain (loss)	89,617,522	80,140,084	10,589,227	5,676,788

Change in net unrealized appreciation (depreciation)	186,470,398	(42,626,231)	93,822,262	8,427,584

Net increase (decrease) in net assets from operations	322,684,806	83,125,456	121,912,262	27,435,382

Distributions to shareholders:

Class III	(58,706,146)	(56,278,876)	(22,348,421)	(16,603,775)

Class R6	—	—	(369,761)	(367,015)

Class I	—	—	(668,852)	(612,096)

Total distributions	(58,706,146)	(56,278,876)	(23,387,034)	(17,582,886)

Net share transactions (Note 9):

Class III	(115,207,280)	28,302,450	100,195,372	13,056,649

Class R6	—	—	(1,131,771)	(1,690,115)

Class I	—	—	(623,652)	1,810,084

Increase (decrease) in net assets resulting from net share transactions	(115,207,280)	28,302,450	98,439,949	13,176,618

Total increase (decrease) in net assets	148,771,380	55,149,030	196,965,177	23,029,114

Net assets:

Beginning of period	1,146,670,971	1,091,521,941	378,424,720	355,395,606

End of period	$1,295,442,351	$1,146,670,971	$575,389,897	$378,424,720

See accompanying notes to the financial statements.	88

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,905,533	$2,103,828	$21,163,260	$19,149,524

Net realized gain (loss)	8,074,295	3,547,180	39,516,404	13,195,351

Change in net unrealized appreciation (depreciation)	15,920,696	2,953,542	134,741,902	36,250,420

Net increase (decrease) in net assets from operations	26,900,524	8,604,550	195,421,566	68,595,295

Distributions to shareholders:

Class III	(3,902,627)	(3,774,722)	(24,878,094)	(27,561,704)

Class R6	—	—	(2,599,835)	(2,319,408)

Class I	—	—	(100,258)	(244,789)

Total distributions	(3,902,627)	(3,774,722)	(27,578,187)	(30,125,901)

Net share transactions (Note 9):

Class III	(2,307,264)	3,770,078	(68,724,964)	(186,173,650)

Class R6	—	—	3,441,348	2,446,299

Class I	—	—	(3,249,391)	(7,393,214)

Increase (decrease) in net assets resulting from net share transactions	(2,307,264)	3,770,078	(68,533,007)	(191,120,565)

Total increase (decrease) in net assets	20,690,633	8,599,906	99,310,372	(152,651,171)

Net assets:

Beginning of period	79,255,029	70,655,123	582,663,739	735,314,910

End of period	$99,945,662	$79,255,029	$681,974,111	$582,663,739

89	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Implementation Fund[b]		International Developed Equity Allocation Fund
	Year Ended		Year Ended
	February 28,		February 28,
	2026	2025	2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$83,078,951	$89,112,656	$12,002,800	$12,373,383

Net realized gain (loss)	168,999,685	149,961,659	64,668,675	1,006,045

Change in net unrealized appreciation (depreciation)	373,555,211	(48,201,259)	24,917,005	32,528,215

Net increase (decrease) in net assets from operations	625,633,847	190,873,056	101,588,480	45,907,643

Distributions to shareholders:

Core Class	(89,749,077)	(129,012,841)	—	—

Class III	—	—	(344,364)	(8,022,571)

Class R6	—	—	(14,413,167)	(6,273,861)

Total distributions	(89,749,077)	(129,012,841)	(14,757,531)	(14,296,432)

Net share transactions (Note 9):

Core Class	(229,591,746)	(1,299,792,491)	—	—

Class III	—	—	(203,793,237)	(101,009,333)

Class R6	—	—	12,650,486	121,279,340

Increase (decrease) in net assets resulting from net share transactions	(229,591,746)	(1,299,792,491)	(191,142,751)	20,270,007

Total increase (decrease) in net assets	306,293,024	(1,237,932,276)	(104,311,802)	51,881,218

Net assets:

Beginning of period	1,991,493,754	3,229,426,030	317,384,189	265,502,971

End of period	$2,297,786,778	$1,991,493,754	$213,072,387	$317,384,189

b

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

See accompanying notes to the financial statements.	90

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		MAC Implementation Fund
	Year Ended		Period from May 21, 2025 (commencement of operations) through
	February 28,		February 28,
	2026	2025	2026

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$19,539,020	$13,865,215	$428,341

Net realized gain (loss)	37,169,315	(5,875,559)	599,736

Change in net unrealized appreciation (depreciation)	99,962,929	29,249,493	186,284

Net increase (decrease) in net assets from operations	156,671,264	37,239,149	1,214,361

Distributions to shareholders:

Core Class	—	—	(484,324)

Class III	(6,158,178)	(5,473,723)	—

Class R6	(16,816,012)	(13,183,121)	—

Total distributions	(22,974,190)	(18,656,844)	(484,324)

Net share transactions (Note 9):

Core Class	—	—	22,684,019

Class III	(87,633,702)	6,864,271	—

Class R6	3,162,968	(9,846,349)	—

Increase (decrease) in net assets resulting from net share transactions	(84,470,734)	(2,982,078)	22,684,019

Total increase (decrease) in net assets	49,226,340	15,600,227	23,414,056

Net assets:

Beginning of period	321,126,935	305,526,708	—

End of period	$370,353,275	$321,126,935	$23,414,056

91	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Multi-Asset Credit Fund		Strategic Opportunities Allocation Fund
	Period from May 21, 2025 (commencement of operations) through February 28,		Year Ended February 28,
	2026		2026	2025

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,194,901		$2,518,943	$7,282,046

Net realized gain (loss)	388,764		13,957,636	6,332,485

Change in net unrealized appreciation (depreciation)	1,708,989		7,563,985	827,899

Net increase (decrease) in net assets from operations	6,292,654		24,040,564	14,442,430

Distributions to shareholders:

Class III	—		(10,806,011)	(10,037,862)

Class IV	(293,746)		—	—

Class R6	(53,348	)*	—	—

Class I	(3,786,583	)**	—	—

Total distributions	(4,133,677)		(10,806,011)	(10,037,862)

Net share transactions (Note 9):

Class III	—		(113,312,875)	(51,070,491)

Class IV	15,940,363		—	—

Class R6	2,096,205	*	—	—

Class I	175,553,190	**	—	—

Increase (decrease) in net assets resulting from net share transactions	193,589,758		(113,312,875)	(51,070,491)

Total increase (decrease) in net assets	195,748,735		(100,078,322)	(46,665,923)

Net assets:

Beginning of period	—		171,367,865	218,033,788

End of period	$195,748,735		$71,289,543	$171,367,865

*	Period from October 21, 2025 (commencement of operations) through February 28, 2026.
**	Period from September 04, 2025 (commencement of operations) through February 28, 2026.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Statements of Cash Flows — Year Ended February 28, 2026

	Alternative Allocation Fundπ	Benchmark- Free Fund	Implementation Fund[b]
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$117,674,613	$322,684,806	$625,633,847

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(74,594,250)	(186,470,398)	(373,555,211)
Net realized (gain) loss	(26,799,695)	(89,617,522)	(168,999,685)
Cost of purchase of investments held long	(3,879,973,063)	(1,064,011,245)	(2,205,757,062)
Cost of purchase of investments held short	(1,355,122,624)	(113,840,007)	(249,384,174)
Proceeds from investments held long	3,981,542,974	1,228,085,556	2,734,640,517
Proceeds from securities sold short	1,366,560,885	120,927,104	255,982,985
Net accretion of discount and amortization of premium	1,678,323	(127,608)	945,256
Short-term investments, net	(70,674,462)	(43,438,889)	(304,683,533)
Realized gain distributions from affiliated issuers	—	8,987,226	—
Cash flows related to derivative transactions:
Futures contracts	(34,884,480)	4,568,528	10,798,349
Written option contracts	(2,775,426)	—	—
Swap contracts	(15,376,656)	(10,045,185)	(23,377,439)
Forward currency contracts	16,876,522	838,176	1,923,874
Foreign currency and foreign currency related transactions	665,214	210,473	(33,080)
Change in assets and liabilities:
(Increase) decrease in due from broker	1,247,952	(18,749)	4,402,745
(Increase) decrease in dividends and interest receivable	140,237	(108,706)	414,947
(Increase) decrease in dividend withholding tax receivable	(254,049)	(31,652)	(9,597)
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(89,385)	(45,543)	(51,150)
(Increase) decrease in interest receivable for open OTC swap contracts	(383,136)	13,632	34,181
(Increase) decrease in receivable for closed swap contracts	(200,195)	—	—
(Increase) decrease in foreign capital gains tax refund receivable	—	(18,233)	(64,778)
(Increase) decrease in receivable from liquidated underlying funds	437,802	—	—
(Increase) decrease in EU tax reclaims receivable	—	314,134	(123,183)
Increase (decrease) in payable to affiliate for:
Management fee	51,853	—	—
Shareholder service fee	4,419	—	—
Increase (decrease) in due to custodian	(8,321,663)	54,687	923,812
Increase (decrease) in due to broker	169,423	1,534	(32,659)
Increase (decrease) in interest and dividend payable for short sales	(208,412)	49,303	(22,923)
Increase (decrease) in payable for closed swap contracts	53,002	(27,959)	(51,827)
Increase (decrease) in payable to Trustees and related expenses	6,957	7,811	10,770
Increase (decrease) in interest payable for open OTC swap contracts^	29,242	—	—
Increase (decrease) in accrued foreign capital gains tax payable	426	220	484
Increase (decrease) in payable for cash collateral from securities loaned	—	(5,069,006)	(3,623,447)
Increase (decrease) in accrued expenses	368,417	72,179	(67,127)

Net cash provided by (used in) operating activities	17,850,765	173,944,667	305,874,892

Cash flows from financing activities:
Proceeds from shares sold	104,204,961	8,046,898	127,029,292
Shares repurchased	(110,469,615)	(179,757,994)	(447,050,449)
Cash distributions paid	(7,441,654)	(2,202,330)	—

Net cash provided by (used in) financing activities	(13,706,308)	(173,913,426)	(320,021,157)

Net increase (decrease) in cash	4,144,457	31,241	(14,146,265)
Cash, beginning of period	134,718	182,339	14,570,349

Cash, end of period	$4,279,175	$213,580	$424,084

Supplemental disclosure of cash flow information:
Cash paid during the period for:
^ Interest on swap contracts	$6,994,894	$1,356,419	$1,726,645

π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.
b

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUNDπ

	Class VI Shares
	Year Ended February 28/29,
	2026	2025		2024		2023	2022

Net asset value, beginning of period	$17.73	$18.40		$18.49		$18.08	$18.99

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.42	0.27		0.58	(b)	0.26	0.05

Net realized and unrealized gain (loss)	2.52	(0.36	)(c)	0.28		0.32	(0.23)

Total from investment operations	2.94	(0.09)		0.86		0.58	(0.18)

Less distributions to shareholders:

From net investment income	(0.52)	(0.50)		(0.95)		—	—

From net realized gains	(1.09)	(0.08)		—		(0.17)	(0.73)

Total distributions	(1.61)	(0.58)		(0.95)		(0.17)	(0.73)

Net asset value, end of period	$19.06	$17.73		$18.40		$18.49	$18.08

Total Return(d)	17.31%	(0.43)%		4.68	%(e)	3.25%	(0.99)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$691,873	$601,324		$45,347		$49,257	$130,896

Net operating expenses to average daily net assets(f)	0.83%	0.84%		0.82%		0.81%	0.80%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.91%	1.66%		0.85%		0.61%	0.51%

Total net expenses to average daily net assets(f)	2.74%	2.50%		1.67%		1.42%	1.31%

Net investment income (loss) to average daily net assets(a)	2.31%	1.47%		3.15	%(b)	1.44%	0.29%

Portfolio turnover rate(h)	789%	1,129%		514%		337%	572%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.11%	0.18%		0.34%		0.35%	0.17%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$115,562
2.90%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	764%	1,119%	N/A	N/A	572%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

ALTERNATIVE ALLOCATION FUND (continued)π

	Class I Shares
	Year Ended February 28/29,
	2026	2025		2024		2023	2022

Net asset value, beginning of period	$17.60	$18.26		$18.37		$18.01	$18.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.36	0.33		0.53	(b)	0.23	0.01

Net realized and unrealized gain (loss)	2.50	(0.46	)(c)	0.27		0.30	(0.23)

Total from investment operations	2.86	(0.13)		0.80		0.53	(0.22)

Less distributions to shareholders:

From net investment income	(0.47)	(0.45)		(0.91)		—	—

From net realized gains	(1.09)	(0.08)		—		(0.17)	(0.73)

Total distributions	(1.56)	(0.53)		(0.91)		(0.17)	(0.73)

Net asset value, end of period	$18.90	$17.60		$18.26		$18.37	$18.01

Total Return(d)	16.93%	(0.69)%		4.38	%(e)	2.98%	(1.21)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$121,227	$106,920		$143,397		$146,410	$148,247

Net operating expenses to average daily net assets(f)	1.11%	1.11%		1.10%		1.08%	1.07%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(g)	1.91%	1.14%		0.85%		0.60%	0.50%

Total net expenses to average daily net assets(f)	3.02%	2.25%		1.95%		1.68%	1.57%

Net investment income (loss) to average daily net assets(a)	2.02%	1.86%		2.87	%(b)	1.31%	0.06%

Portfolio turnover rate(h)	789%	1,129%		514%		337%	572%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.13%	0.32%		0.35%		0.37%	0.19%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$352,330
2.62%

(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.24%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	764%	1,119%	N/A	N/A	572%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
π	GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of Alternative Allocation Fund. As such, the amounts presented for Alternative Allocation Fund are consolidated with its subsidiary.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$26.52	$26.01		$24.89	$25.56	$25.97

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.92	1.19		1.21	0.73	0.57

Net realized and unrealized gain (loss)	7.05	0.64		1.37	(0.63)	(0.35)

Total from investment operations	7.97	1.83		2.58	0.10	0.22

Less distributions to shareholders:

From net investment income	(1.26)	(1.32)		(1.46)	(0.77)	(0.63)

Total distributions	(1.26)	(1.32)		(1.46)	(0.77)	(0.63)

Net asset value, end of period	$33.23	$26.52		$26.01	$24.89	$25.56

Total Return(b)	30.55%	7.22	%(c)	10.46%	0.50%	0.86%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$730,990	$881,639		$1,072,341	$1,546,717	$1,726,440

Net expenses to average daily net assets(d)	0.66%	0.77%		0.75%	0.74%	0.75%

Net investment income (loss) to average daily net assets(a)	3.17%	4.46%		4.77%	3.00%	2.15%

Portfolio turnover rate	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$26.53	$26.02		$24.89	$25.56	$25.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.04	1.25		1.36	0.80	0.49

Net realized and unrealized gain (loss)	6.95	0.60		1.25	(0.68)	(0.25)

Total from investment operations	7.99	1.85		2.61	0.12	0.24

Less distributions to shareholders:

From net investment income	(1.28)	(1.34)		(1.48)	(0.79)	(0.64)

Total distributions	(1.28)	(1.34)		(1.48)	(0.79)	(0.64)

Net asset value, end of period	$33.24	$26.53		$26.02	$24.89	$25.56

Total Return(b)	30.62%	7.28	%(c)	10.57%	0.55%	0.93%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$850,700	$709,853		$892,278	$1,182,069	$1,388,080

Net expenses to average daily net assets(d)	0.62%	0.72%		0.70%	0.69%	0.70%

Net investment income (loss) to average daily net assets(a)	3.58%	4.65%		5.33%	3.26%	1.85%

Portfolio turnover rate	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$26.49	$25.99		$24.87	$25.54	$25.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.10	1.27		1.40	0.77	0.55

Net realized and unrealized gain (loss)	6.87	0.56		1.19	(0.66)	(0.33)

Total from investment operations	7.97	1.83		2.59	0.11	0.22

Less distributions to shareholders:

From net investment income	(1.27)	(1.33)		(1.47)	(0.78)	(0.63)

Total distributions	(1.27)	(1.33)		(1.47)	(0.78)	(0.63)

Net asset value, end of period	$33.19	$26.49		$25.99	$24.87	$25.54

Total Return(b)	30.59%	7.21	%(c)	10.50%	0.51%	0.86%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$429,054	$320,004		$300,343	$281,802	$273,491

Net expenses to average daily net assets(d)	0.67%	0.77%		0.75%	0.74%	0.75%

Net investment income (loss) to average daily net assets(a)	3.79%	4.76%		5.48%	3.16%	2.06%

Portfolio turnover rate	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.15%	0.05%		0.06%	0.08%	0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$26.48	$25.99		$24.86	$25.53	$25.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.02	1.28		1.31	0.70	0.63

Net realized and unrealized gain (loss)	6.91	0.51		1.26	(0.62)	(0.44)

Total from investment operations	7.93	1.79		2.57	0.08	0.19

Less distributions to shareholders:

From net investment income	(1.24)	(1.30)		(1.44)	(0.75)	(0.61)

Total distributions	(1.24)	(1.30)		(1.44)	(0.75)	(0.61)

Net asset value, end of period	$33.17	$26.48		$25.99	$24.86	$25.53

Total Return(b)	30.42%	7.07	%(c)	10.43%	0.38%	0.77%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$576,376	$430,573		$364,292	$313,322	$365,107

Net expenses to average daily net assets(d)	0.78%	0.88%		0.85%	0.84%	0.85%

Net investment income (loss) to average daily net assets(a)	3.52%	4.80%		5.14%	2.85%	2.38%

Portfolio turnover rate	11%	24%		15%	19%	7%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.15%	0.05%		0.07%	0.09%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.52% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$19.25	$18.93		$17.79	$18.85	$19.48

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.83	0.84	(b)	0.88	0.86	0.63

Net realized and unrealized gain (loss)	5.04	0.60		1.34	(0.98)	(0.39)

Total from investment operations	5.87	1.44		2.22	(0.12)	0.24

Less distributions to shareholders:

From net investment income	(1.12)	(1.12)		(1.08)	(0.94)	(0.87)

Total distributions	(1.12)	(1.12)		(1.08)	(0.94)	(0.87)

Net asset value, end of period	$24.00	$19.25		$18.93	$17.79	$18.85

Total Return(c)	31.15%	7.77	%(d)(e)	12.54%	(0.40)%	1.21%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,295,442	$1,146,671		$1,091,522	$1,152,713	$1,613,854

Net operating expenses to average daily net assets(f)	0.03%	0.25	%(g)	0.04%	0.06%	0.03%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(h)	0.25%	0.41%		0.43%	0.35%	0.26%

Total net expenses to average daily net assets(f)	0.28%	0.66	%(g)	0.47%	0.41%	0.29%

Net investment income (loss) to average daily net assets(a)	3.96%	4.30	%(b)	4.79%	4.85%	3.19%

Portfolio turnover rate(i)	106%	111%		100%	107%	138%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%	0.06%		0.07%	0.06%	0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees, related taxes and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28,
2025
$2,073,895
4.10%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees, if any, attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2025
0.22%

(e)	The Fund’s total return includes a positive impact of 0.96% from a one-time litigation settlement .
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.20%.
(h)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	116%	126%	110%	114%	145%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024		2023		2022

Net asset value, beginning of period	$32.98	$32.17		$29.92		$32.86		$34.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.45	1.20		1.35	(b)	0.82		0.96

Net realized and unrealized gain (loss)	8.26	1.22		2.64		(2.67)		(0.90)

Total from investment operations	9.71	2.42		3.99		(1.85)		0.06

Less distributions to shareholders:

From net investment income	(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Total distributions	(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Net asset value, end of period	$40.86	$32.98		$32.17		$29.92		$32.86

Total Return(c)	29.93%	7.68	%(d)	13.44	%(e)	(5.48)%		(0.10)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$549,996	$356,203		$333,837		$306,276		$585,212

Net expenses to average daily net assets(f)	0.01%	0.01%		0.01%		0.00	%(g)	0.00	%(g)

Net investment income (loss) to average daily net assets(a)	3.97%	3.60%		4.36	%(b)	2.72%		2.68%

Portfolio turnover rate(h)	28%	12%		16%		31%		27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.05%		0.05%		0.05%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$277,099
4.27%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2026	2025		2024		2023		2022

Net asset value, beginning of period	$32.96	$32.15		$29.90		$32.84		$34.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.31	1.13		1.49	(b)	0.84		0.51

Net realized and unrealized gain (loss)	8.39	1.29		2.50		(2.69)		(0.48)

Total from investment operations	9.70	2.42		3.99		(1.85)		0.03

Less distributions to shareholders:

From net investment income	(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Total distributions	(1.83)	(1.61)		(1.74)		(1.09)		(2.12)

Net asset value, end of period	$40.83	$32.96		$32.15		$29.90		$32.84

Total Return(c)	29.92%	7.68	%(d)	13.44	%(e)	(5.48)%		(0.19)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$8,497	$7,946		$9,387		$20,440		$26,148

Net expenses to average daily net assets(f)	0.01%	0.01%		0.01%		0.00	%(g)	0.00	%(g)

Net investment income (loss) to average daily net assets(a)	3.62%	3.41%		4.81	%(b)	2.80%		1.44%

Portfolio turnover rate(h)	28%	12%		16%		31%		27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.05%		0.05%		0.05%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$16,162
4.72%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026	2025		2024		2023	2022

Net asset value, beginning of period	$32.98	$32.17		$29.92		$32.87	$34.92

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.25	1.19		1.32	(b)	1.07	0.87

Net realized and unrealized gain (loss)	8.41	1.19		2.64		(2.96)	(0.84)

Total from investment operations	9.66	2.38		3.96		(1.89)	0.03

Less distributions to shareholders:

From net investment income	(1.79)	(1.57)		(1.71)		(1.06)	(2.08)

Total distributions	(1.79)	(1.57)		(1.71)		(1.06)	(2.08)

Net asset value, end of period	$40.85	$32.98		$32.17		$29.92	$32.87

Total Return(c)	29.76%	7.56	%(d)	13.32	%(e)	(5.60)%	(0.18)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$16,897	$14,275		$12,171		$13,403	$12,621

Net expenses to average daily net assets(f)	0.12%	0.12%		0.11%		0.10%	0.10%

Net investment income (loss) to average daily net assets(a)	3.46%	3.58%		4.28	%(b)	3.59%	2.41%

Portfolio turnover rate(g)	28%	12%		16%		31%	27%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.05%		0.06%		0.08%	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaim receivables attributed to liquidated underlying funds (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 29, 2024
$11,720
4.19%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund’s total return includes a positive impact of 0.82% from a one-time litigation settlement received by an underlying fund.
(e)	EU tax reclaim payment receivable attributed to liquidated underlying funds during the year had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 29, 2024
0.08%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	32%	12%	16%	32%	31%

†	Calculated using average shares outstanding throughout the period.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares

	Year Ended February 28/29,

	2026	2025		2024	2023	2022

Net asset value, beginning of period	$26.22	$24.58		$21.80	$24.43	$25.79

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.97	0.72		0.85	0.65	1.00

Net realized and unrealized gain (loss)	8.14	2.23		3.39	(1.78)	0.94

Total from investment operations	9.11	2.95		4.24	(1.13)	1.94

Less distributions to shareholders:

From net investment income	(1.38)	(1.31)		(1.46)	(0.66)	(2.08)

From net realized gains	—	—		—	(0.84)	(1.22)

Total distributions	(1.38)	(1.31)		(1.46)	(1.50)	(3.30)

Net asset value, end of period	$33.95	$26.22		$24.58	$21.80	$24.43

Total Return(b)	35.25%	12.18	%(c)	19.71%	(3.94)%	6.80%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$99,946	$79,255		$70,655	$66,992	$86,810

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	3.34%	2.78%		3.71%	3.00%	3.61%

Portfolio turnover rate	19%	8%		20%	37%	19%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%	0.07%		0.07%	0.10%	0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.43% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares

	Year Ended February 28/29,

	2026	2025		2024	2023	2022

Net asset value, beginning of period	$29.19	$27.79		$24.57	$28.45	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.16	0.84		1.09	0.87	1.18

Net realized and unrealized gain (loss)	9.78	2.11		3.65	(2.92)	(0.28)

Total from investment operations	10.94	2.95		4.74	(2.05)	0.90

Less distributions to shareholders:

From net investment income	(1.63)	(1.55)		(1.52)	(1.01)	(2.35)

From net realized gains	—	—		—	(0.82)	(0.01)

Total distributions	(1.63)	(1.55)		(1.52)	(1.83)	(2.36)

Net asset value, end of period	$38.50	$29.19		$27.79	$24.57	$28.45

Total Return(b)	38.06%	10.77	%(c)	19.52%	(6.66)%	2.49%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$614,874	$531,869		$682,157	$560,287	$1,571,153

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	3.55%	2.87%		4.19%	3.51%	3.69%

Portfolio turnover rate	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%		0.03%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Year Ended February 28/29,

	2026	2025		2024	2023	2022

Net asset value, beginning of period	$29.18	$27.78		$24.57	$28.46	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.22	0.93		1.13	0.69	1.19

Net realized and unrealized gain (loss)	9.73	2.02		3.60	(2.75)	(0.28)

Total from investment operations	10.95	2.95		4.73	(2.06)	0.91

Less distributions to shareholders:

From net investment income	(1.63)	(1.55)		(1.52)	(1.01)	(2.35)

From net realized gains	—	—		—	(0.82)	(0.01)

Total distributions	(1.63)	(1.55)		(1.52)	(1.83)	(2.36)

Net asset value, end of period	$38.50	$29.18		$27.78	$24.57	$28.46

Total Return(b)	38.11%	10.78	%(c)	19.48%	(6.69)%	2.52%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$64,558	$46,037		$41,403	$34,289	$7,065

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	3.71%	3.18%		4.35%	2.77%	3.74%

Portfolio turnover rate	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%		0.03%	0.03%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares

	Year Ended February 28/29,

	2026	2025		2024	2023	2022

Net asset value, beginning of period	$29.16	$27.76		$24.56	$28.44	$29.91

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.78	0.81		1.69	0.90	1.17

Net realized and unrealized gain (loss)	10.12	2.09		3.02	(2.97)	(0.31)

Total from investment operations	10.90	2.90		4.71	(2.07)	0.86

Less distributions to shareholders:

From net investment income	(1.57)	(1.50)		(1.51)	(0.99)	(2.32)

From net realized gains	—	—		—	(0.82)	(0.01)

Total distributions	(1.57)	(1.50)		(1.51)	(1.81)	(2.33)

Net asset value, end of period	$38.49	$29.16		$27.76	$24.56	$28.44

Total Return(b)	37.95%	10.62	%(c)	19.37%	(6.74)%	2.37%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,542	$4,758		$11,755	$4,992	$2,615

Net expenses to average daily net assets(d)	0.11%	0.13%		0.11%	0.11%	0.10%

Net investment income (loss) to average daily net assets(a)	2.43%	2.79%		6.43%	3.66%	3.67%

Portfolio turnover rate	18%	20%		25%	35%	20%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.09%		0.03%	0.02%	0.01%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 1.29% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUNDb

	Core Shares
	Year Ended February 28/29,
	2026		2025		2024		2023		2022

Net asset value, beginning of period	$13.19		$12.90		$12.28		$12.54		$12.70

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.59		0.49		0.57		0.50	(b)	0.38

Net realized and unrealized gain (loss)	3.87		0.53		0.81		(0.33)		(0.13)

Total from investment operations	4.46		1.02		1.38		0.17		0.25

Less distributions to shareholders:

From net investment income	(0.66)		(0.73)		(0.76)		(0.43)		(0.41)

Total distributions	(0.66)		(0.73)		(0.76)		(0.43)		(0.41)

Net asset value, end of period	$16.99		$13.19		$12.90		$12.28		$12.54

Total Return(c)	34.50%		8.12	%(d)	11.44%		1.52	%(e)	2.02%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,297,787		$1,991,494		$3,229,426		$3,735,883		$4,681,226

Net operating expenses to average daily net assets(f)	0.03%		0.65	%(g)	0.02%		0.02%		0.00	%(h)

Interest and/or dividend expenses to average daily net assets(i)	0.31%		0.38%		0.42%		0.36%		0.32%

Total net expenses to average daily net assets(f)	0.34%		1.03	%(g)	0.44%		0.38%		0.32%

Net investment income (loss) to average daily net assets(a)	4.05%		3.73%		4.54%		4.15	%(b)	2.95%

Portfolio turnover rate(j)	131%		129%		127%		118%		194%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(k)	0.06	%(k)	0.04	%(k)	0.06%		0.06	%(k)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(d)	The Fund recognized proceeds from a one-time litigation settlement that had a positive impact of 2.77% to total return.
(e)

EU tax reclaim payments and related interest recognized during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)	Includes non-recurring legal fees from a one-time litigation settlement which increased Net operating expenses and Total net expenses by 0.63%.
(h)	Rounds to less than 0.01%.
(i)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(j)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	140%	133%	134%	125%	200%

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

IMPLEMENTATION FUND (continued)b

(k)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
b

GMO Implementation SPC Ltd. was a 100% owned subsidiary of Implementation Fund through August 28, 2025. As such, the amounts presented for Implementation Fund are consolidated with its subsidiary through August 28, 2025 (Note 2).

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024	2023		2022

Net asset value, beginning of period	$18.54	$16.64		$15.14	$16.35		$16.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.54	0.70		1.06	0.61		1.05

Net realized and unrealized gain (loss)	8.90	2.07		1.51	(1.18)		(0.51)

Total from investment operations	9.44	2.77		2.57	(0.57)		0.54

Less distributions to shareholders:

From net investment income	(1.84)	(0.87)		(1.07)	(0.60)		(1.09)

From net realized gains	—	—		—	(0.04)		(0.05)

Total distributions	(1.84)	(0.87)		(1.07)	(0.64)		(1.14)

Net asset value, end of period	$26.14	$18.54		$16.64	$15.14		$16.35

Total Return(b)	52.32%	17.03	%(c)	17.08%	(3.23)%		2.88%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,893	$179,134		$257,184	$219,167		$222,308

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	2.70%	3.97%		6.65%	4.14%		5.82%

Portfolio turnover rate	14%	11%		21%	9%		18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04%		0.05%	0.08%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2026	2025		2024	2023		2022

Net asset value, beginning of period	$18.54	$16.63		$15.14	$16.35		$16.95

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.27	0.85		1.02	0.61		1.02

Net realized and unrealized gain (loss)	8.16	1.93		1.54	(1.18)		(0.48)

Total from investment operations	9.43	2.78		2.56	(0.57)		0.54

Less distributions to shareholders:

From net investment income	(1.84)	(0.87)		(1.07)	(0.60)		(1.09)

From net realized gains	—	—		—	(0.04)		(0.05)

Total distributions	(1.84)	(0.87)		(1.07)	(0.64)		(1.14)

Net asset value, end of period	$26.13	$18.54		$16.63	$15.14		$16.35

Total Return(b)	52.26%	17.10	%(c)	17.01%	(3.23)%		2.88%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$210,179	$138,250		$8,319	$8,033		$8,268

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.00	%(e)	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	5.77%	4.76%		6.38%	4.13%		5.66%

Portfolio turnover rate	14%	11%		21%	9%		18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.04%		0.05%	0.08%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 3.96% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$29.62	$27.93		$25.48	$29.43	$32.31

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.92	1.33		1.33	1.24	1.64

Net realized and unrealized gain (loss)	13.58	2.13		3.08	(3.96)	(2.59)

Total from investment operations	15.50	3.46		4.41	(2.72)	(0.95)

Less distributions to shareholders:

From net investment income	(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Total distributions	(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Net asset value, end of period	$42.77	$29.62		$27.93	$25.48	$29.43

Total Return(b)	53.58%	12.74	%(c)	17.53%	(9.05)%	(3.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$44,267	$96,260		$84,238	$286,725	$437,139

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	5.47%	4.54%		5.01%	4.81%	4.90%

Portfolio turnover rate	18%	20%		21%	11%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04%		0.03%	0.03%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$29.61	$27.91		$25.47	$29.42	$32.30

Income (loss) from investment operations:

Net investment income (loss)(a)†	1.95	1.32		1.80	1.30	1.74

Net realized and unrealized gain (loss)	13.54	2.15		2.60	(4.02)	(2.69)

Total from investment operations	15.49	3.47		4.40	(2.72)	(0.95)

Less distributions to shareholders:

From net investment income	(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Total distributions	(2.35)	(1.77)		(1.96)	(1.23)	(1.93)

Net asset value, end of period	$42.75	$29.61		$27.91	$25.47	$29.42

Total Return(b)	53.56%	12.78	%(c)	17.49%	(9.05)%	(3.37)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$326,087	$224,867		$221,289	$205,417	$242,178

Net expenses to average daily net assets(d)	0.01%	0.01%		0.01%	0.01%	0.00	%(e)

Net investment income (loss) to average daily net assets(a)	5.52%	4.50%		6.74%	5.08%	5.20%

Portfolio turnover rate	18%	20%		21%	11%	18%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04%		0.03%	0.03%	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 2.62% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MAC IMPLEMENTATION FUND

	Core Shares
	Period from May 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$10.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.33

Net realized and unrealized gain (loss)	0.79

Total from investment operations	1.12

Less distributions to shareholders:

From net investment income	(0.18)

From net realized gains	(0.03)

Total distributions	(0.21)

Net asset value, end of period	$10.91

Total Return(b)	11.24	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$23,414

Net expenses to average daily net assets(c)	0.01	%*

Net investment income (loss) to average daily net assets(a)	3.97	%*

Portfolio turnover rate	668	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.90	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MULTI-ASSET CREDIT FUND

	Class IV Shares
	Period from May 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.76

Net realized and unrealized gain (loss)	0.98

Total from investment operations	1.74

Less distributions to shareholders:

From net investment income	(0.54)

Total distributions	(0.54)

Net asset value, end of period	$21.20

Total Return(b)	8.78	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$16,646

Net expenses to average daily net assets(c)	0.15	%*

Net investment income (loss) to average daily net assets(a)	4.69	%*

Portfolio turnover rate(d)	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.29	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2026
Portfolio turnover rate including transactions in USTF	42%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MULTI-ASSET CREDIT FUND (continued)

	Class R6 Shares
	Period from October 21, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$21.17

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.54

Net realized and unrealized gain (loss)	0.03

Total from investment operations	0.57

Less distributions to shareholders:

From net investment income	(0.55)

Total distributions	(0.55)

Net asset value, end of period	$21.19

Total Return(b)	2.75	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$2,098

Net expenses to average daily net assets(c)	0.24	%*

Net investment income (loss) to average daily net assets(a)	7.09	%*

Portfolio turnover rate(d)	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.44	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2026
Portfolio turnover rate including transactions in USTF	42%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

MULTI-ASSET CREDIT FUND (continued)

	Class I Shares
	Period from September 4, 2025 (commencement of operations) through February 28, 2026

Net asset value, beginning of period	$20.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.61

Net realized and unrealized gain (loss)	0.24

Total from investment operations	0.85

Less distributions to shareholders:

From net investment income	(0.54)

Total distributions	(0.54)

Net asset value, end of period	$21.19

Total Return(b)	4.14	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$177,005

Net expenses to average daily net assets(c)	0.32	%*

Net investment income (loss) to average daily net assets(a)	5.94	%*

Portfolio turnover rate(d)	18	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.53	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

February 28, 2026
Portfolio turnover rate including transactions in USTF	42%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2026	2025		2024	2023	2022

Net asset value, beginning of period	$17.04	$16.80		$15.57	$17.91	$21.56

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.46	0.65		0.79	0.63	0.59

Net realized and unrealized gain (loss)	4.62	0.57		1.44	(1.46)	0.32

Total from investment operations	5.08	1.22		2.23	(0.83)	0.91

Less distributions to shareholders:

From net investment income	(0.93)	(0.98)		(1.00)	(0.85)	(1.22)

From net realized gains	(1.52)	—		—	(0.66)	(3.34)

Total distributions	(2.45)	(0.98)		(1.00)	(1.51)	(4.56)

Net asset value, end of period	$19.67	$17.04		$16.80	$15.57	$17.91

Total Return(b)	32.13%	7.46	%(c)	14.44%	(4.08)%	3.57%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$71,290	$171,368		$218,034	$189,504	$236,452

Net operating expenses to average daily net assets(d)	0.02%	0.01%		0.02%	0.02%	0.01%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—	0.35%		0.37%	0.32%	0.26%

Total net expenses to average daily net assets(d)	0.02%	0.36%		0.39%	0.34%	0.27%

Net investment income (loss) to average daily net assets(a)	2.60%	3.76%		4.88%	3.91%	2.71%

Portfolio turnover rate(f)	31%	78%		52%	74%	95%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12%	0.09%		0.12%	0.15%	0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any.
(c)	The Fund’s total return includes a positive impact of 0.95% from a one-time litigation settlement received by an underlying fund.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	37%	83%	57%	72%	122%

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Notes to Financial Statements

February 28, 2026

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund (commenced operations on May 21, 2025), Multi-Asset Credit Fund (commenced operations on May 21, 2025) and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds. Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. GMO Implementation SPC Ltd. was liquidated on August 28, 2025. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
MAC Implementation Fund	Not Applicable	Total return and capital preservation
Multi-Asset Credit Fund	Not Applicable	Total return and capital preservation
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

119

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund includes the accounts of its wholly-owned subsidiary and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of the wholly-owned subsidiary. Implementation Fund included the accounts of its wholly-owned subsidiary, Implementation SPC Ltd., through August 28, 2025, the date Implementation SPC Ltd. liquidated. All interfund accounts and transactions have been eliminated in consolidation. Alternative Allocation Fund and Implementation Fund, where consolidation is applicable, are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

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February 28, 2026

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 28, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

121

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February 28, 2026

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 28, 2026:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$1,499,254	$31,113,599	$—	$32,612,853
Austria	—	2,466,815	—	2,466,815
Belgium	—	3,220,510	—	3,220,510
Canada	42,453,645	—	—	42,453,645
China	618,159	5,129,973	—	5,748,132
Denmark	—	9,827,734	—	9,827,734
Finland	—	6,649,265	—	6,649,265
France	—	18,449,822	—	18,449,822
Germany	—	20,997,647	—	20,997,647
Hong Kong	—	10,922,513	—	10,922,513
Indonesia	—	311,170	—	311,170
Ireland	—	381,362	—	381,362
Israel	2,540,303	2,026,066	1,658,925	6,225,294
Italy	868,877	12,826,178	—	13,695,055
Japan	—	65,661,973	—	65,661,973
Mexico	820,443	—	—	820,443
Netherlands	—	32,261,279	—	32,261,279
New Zealand	—	223,431	—	223,431
Norway	—	4,257,911	—	4,257,911
Poland	—	3,051,880	—	3,051,880
Portugal	—	1,699,679	—	1,699,679
Singapore	—	5,692,539	—	5,692,539
South Korea	409,483	19,494,546	—	19,904,029
Spain	—	11,254,507	—	11,254,507
Sweden	—	11,191,338	—	11,191,338
Switzerland	—	9,501,531	—	9,501,531
Taiwan	—	11,523,625	—	11,523,625
Thailand	—	6,061,191	—	6,061,191
Turkey	—	907,777	—	907,777
United Kingdom	6,048,283	31,403,590	—	37,451,873
United States	705,369,977	—	—	705,369,977

TOTAL COMMON STOCKS	760,628,424	338,509,451	1,658,925	1,100,796,800

Preferred Stocks
Brazil	—	287,712	—	287,712
Germany	—	4,126,260	—	4,126,260
South Korea	—	486,143	—	486,143

TOTAL PREFERRED STOCKS	—	4,900,115	—	4,900,115

Rights/Warrants
Canada	—	—	264,384	264,384
United States	—	—	738,602	738,602

TOTAL RIGHTS/WARRANTS	—	—	1,002,986	1,002,986

122

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$—	$—	$12,812,912	$12,812,912

TOTAL INVESTMENT FUNDS	—	—	12,812,912	12,812,912

Debt Obligations
Dominican Republic	—	2,076,617	—	2,076,617
Kazakhstan	—	376,605	—	376,605
Malaysia	—	1,889,858	—	1,889,858
Paraguay	—	257,111	—	257,111
SupraNational	—	234,780	—	234,780
Uganda	—	186,083	—	186,083
United States	182,366,970	19,867,451	—	202,234,421
Uruguay	—	740,802	—	740,802

TOTAL DEBT OBLIGATIONS	182,366,970	25,629,307	—	207,996,277

Short-Term Investments	5,944,401	142,150,399	—	148,094,800
Purchased Options	—	88,729	—	88,729

Total Investments	948,939,795	511,278,001	15,474,823	1,475,692,619

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,892,632	—	6,892,632
Futures Contracts
Equity Risk	932,484	1,558,270	—	2,490,754
Interest Rate Risk	815,633	—	—	815,633
Physical Commodity Contract Risk	5,452,673	—	—	5,452,673
Swap Contracts
Credit Risk	—	21,488,740	—	21,488,740
Equity Risk	—	6,199,930	—	6,199,930
Interest Rate Risk	—	2,953,486	—	2,953,486

Total	$956,140,585	$550,371,059	$15,474,823	$1,521,986,467

Liability Valuation Inputs
Common Stocks
Australia	$—	$(19,719,546)	$—	$(19,719,546)
Belgium	—	(3,595,523)	—	(3,595,523)
Brazil	(2,093,320)	—	—	(2,093,320)
Canada	(17,113,101)	—	—	(17,113,101)
Chile	(1,060,750)	—	—	(1,060,750)
China	(1,534,159)	(749,631)	—	(2,283,790)
Denmark	—	(7,796,537)	—	(7,796,537)
Finland	—	(3,054,201)	—	(3,054,201)
France	—	(6,814,502)	—	(6,814,502)
Germany	—	(20,698,414)	—	(20,698,414)
Hong Kong	—	(5,881,560)	—	(5,881,560)
Israel	(4,014,945)	—	—	(4,014,945)
Italy	—	(10,813,421)	—	(10,813,421)
Japan	—	(52,289,810)	—	(52,289,810)
Mexico	(133,248)	—	—	(133,248)
Netherlands	—	(17,360,571)	—	(17,360,571)

123

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
New Zealand	$—	$(1,289,972)	$—	$(1,289,972)
Norway	—	(5,102,436)	—	(5,102,436)
Peru	(2,791,015)	—	—	(2,791,015)
Portugal	—	(1,503,606)	—	(1,503,606)
Singapore	(3,366,155)	(4,522,237)	—	(7,888,392)
South Africa	(284,210)	—	—	(284,210)
Spain	(3,652,343)	(9,534,566)	—	(13,186,909)
Sweden	(2,572,125)	(8,361,059)	—	(10,933,184)
Switzerland	—	(12,469,431)	—	(12,469,431)
United Kingdom	(222,752)	(22,142,636)	—	(22,365,388)
United States	(419,521,378)	(1,092,875)	—	(420,614,253)

TOTAL COMMON STOCKS	(458,359,501)	(214,792,534)	—	(673,152,035)

Preferred Stocks
Germany	—	(3,028,185)	—	(3,028,185)

TOTAL PREFERRED STOCKS	—	(3,028,185)	—	(3,028,185)

Rights/Warrants
United States	(7,353)	—	—	(7,353)

TOTAL RIGHTS/WARRANTS	(7,353)	—	—	(7,353)

Debt Obligations
United States	—	(26,112,532)	—	(26,112,532)

TOTAL DEBT OBLIGATIONS	—	(26,112,532)	—	(26,112,532)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(4,192,200)	—	(4,192,200)
Futures Contracts
Equity Risk	(1,296,860)	(10,290,518)	—	(11,587,378)
Physical Commodity Contract Risk	(3,300,520)	—	—	(3,300,520)
Written Options
Credit Risk	—	(22,173)	—	(22,173)
Equity Risk	(6,514,845)	—	—	(6,514,845)
Swap Contacts
Credit Risk	—	(4,657,209)	—	(4,657,209)
Equity Risk	—	(1,847,533)	—	(1,847,533)
Interest Rate Risk	—	(3,616,703)	—	(3,616,703)

Total	$(469,479,079)	$(268,559,587)	$—	$(738,038,666)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Investment Funds	$2,584,282,183	$—	$—	$2,584,282,183
Short-Term Investments	3,335,568	—	—	3,335,568

Total Investments	2,587,617,751	—	—	2,587,617,751

Total	$2,587,617,751	$—	$—	$2,587,617,751

124

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$14,549,378	$—	$14,549,378
Austria	—	2,815,253	—	2,815,253
Belgium	—	3,453,473	—	3,453,473
Brazil	2,686,993	1,732,241	—	4,419,234
Canada	42,315,447	126,219	—	42,441,666
China	2,363,528	21,811,863	0§	24,175,391
Colombia	38,087	—	—	38,087
Czech Republic	—	8,778	—	8,778
Denmark	—	4,968,029	—	4,968,029
Egypt	—	419,854	—	419,854
Finland	—	3,362,830	—	3,362,830
France	711,053	22,900,506	—	23,611,559
Germany	—	16,859,795	—	16,859,795
Greece	—	680,862	—	680,862
Hong Kong	—	13,849,551	—	13,849,551
Hungary	—	4,876,212	—	4,876,212
India	199,307	9,515,633	—	9,714,940
Indonesia	—	4,747,063	—	4,747,063
Ireland	—	464,992	—	464,992
Israel	2,353,001	6,776,445	—	9,129,446
Italy	894,010	11,519,220	—	12,413,230
Japan	1,232,307	204,386,209	—	205,618,516
Kuwait	—	826,923	—	826,923
Mexico	3,861,176	—	0§	3,861,176
Netherlands	3,308,727	13,868,556	—	17,177,283
New Zealand	—	144,276	—	144,276
Norway	—	9,492,458	—	9,492,458
Philippines	—	177,479	—	177,479
Poland	—	2,079,825	—	2,079,825
Portugal	—	1,482,533	—	1,482,533
Qatar	—	74,516	—	74,516
Russia	—	—	0§	0§
Saudi Arabia	—	3,366,245	—	3,366,245
Singapore	—	6,685,835	—	6,685,835
South Africa	—	98,479	—	98,479
South Korea	247,184	38,112,565	—	38,359,749
Spain	—	18,871,889	—	18,871,889
Sweden	—	8,793,667	—	8,793,667
Switzerland	2,106,639	11,207,168	—	13,313,807
Taiwan	—	38,053,765	—	38,053,765
Thailand	—	13,262,241	—	13,262,241
Turkey	—	1,012,072	—	1,012,072
United Arab Emirates	—	1,384,626	—	1,384,626
United Kingdom	17,291,223	19,012,738	0§	36,303,961
United States	151,292,515	—	—	151,292,515
Vietnam	—	1,226,466	—	1,226,466

TOTAL COMMON STOCKS	230,901,197	539,058,728	0§	769,959,925

125

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$1,811,461	$3,201,337	$—	$5,012,798
Colombia	1,043,212	—	—	1,043,212
Germany	—	4,439,797	—	4,439,797
Russia	—	—	0§	0§
South Korea	—	2,025,628	—	2,025,628

TOTAL PREFERRED STOCKS	2,854,673	9,666,762	0§	12,521,435

Rights/Warrants
Canada	—	—	11,850	11,850
Sweden	710	—	—	710
United States	—	—	45,291	45,291

TOTAL RIGHTS/WARRANTS	710	—	57,141	57,851

Investment Funds
United States	252,906,518	—	—	252,906,518

TOTAL INVESTMENT FUNDS	252,906,518	—	—	252,906,518

Debt Obligations
Dominican Republic	—	1,329,035	—	1,329,035
Malaysia	—	983,761	—	983,761
Paraguay	—	133,202	—	133,202
Uganda	—	95,861	—	95,861
United States	223,816,980	—	—	223,816,980
Uruguay	—	370,726	—	370,726

TOTAL DEBT OBLIGATIONS	223,816,980	2,912,585	—	226,729,565

Short-Term Investments	11,057,641	193,048,174	—	204,105,815

Total Investments	721,537,719	744,686,249	57,141	1,466,281,109

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	947,074	—	947,074
Futures Contracts
Interest Rate Risk	1,800,985	—	—	1,800,985

Total	$723,338,704	$745,633,323	$57,141	$1,469,029,168

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,479,661)	$—	$(5,479,661)
Belgium	—	(435,301)	—	(435,301)
Brazil	(1,352,559)	—	—	(1,352,559)
Canada	(9,369,938)	—	—	(9,369,938)
Chile	(753,499)	—	—	(753,499)
China	(1,007,629)	—	—	(1,007,629)
Denmark	—	(2,364,248)	—	(2,364,248)
France	—	(3,261,789)	—	(3,261,789)
Germany	—	(5,811,488)	—	(5,811,488)
Israel	(1,098,401)	—	—	(1,098,401)
Italy	(106,378)	(4,408,097)	—	(4,514,475)
Japan	—	(17,547,137)	—	(17,547,137)

126

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$(93,091)	$—	$—	$(93,091)
Netherlands	—	(5,387,093)	—	(5,387,093)
Norway	—	(2,647,849)	—	(2,647,849)
Peru	(1,927,362)	—	—	(1,927,362)
Singapore	(1,353,616)	(39,631)	—	(1,393,247)
South Africa	(196,244)	—	—	(196,244)
Spain	—	(3,168,544)	—	(3,168,544)
Sweden	(1,776,028)	(1,546,686)	—	(3,322,714)
Switzerland	—	(2,841,689)	—	(2,841,689)
United Kingdom	—	(8,902,553)	—	(8,902,553)

United States	(90,490,463)	—	—	(90,490,463)

TOTAL COMMON STOCKS	(109,525,208)	(63,841,766)	—	(173,366,974)

Preferred Stocks
Germany	—	(1,180,606)	—	(1,180,606)

TOTAL PREFERRED STOCKS	—	(1,180,606)	—	(1,180,606)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(250,943)	—	(250,943)
Futures Contracts
Equity Risk	(704,771)	(70,117)	—	(774,888)
Swap Contacts
Credit Risk	—	(735,739)	—	(735,739)
Equity Risk	—	(458,105)	—	(458,105)

Total	$(110,229,979)	$(66,537,276)	$—	$(176,767,255)

Global Asset Allocation Fund
Asset Valuation Inputs
Investment Funds	$573,028,647	$—	$—	$573,028,647
Short-Term Investments	912,014	—	—	912,014

Total Investments	573,940,661	—	—	573,940,661

Total	$573,940,661	$—	$—	$573,940,661

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$99,909,425	$—	$—	$99,909,425
Short-Term Investments	84,708	—	—	84,708

Total Investments	99,994,133	—	—	99,994,133

Total	$99,994,133	$—	$—	$99,994,133

127

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Global Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$681,555,518	$—	$—	$681,555,518
Short-Term Investments	553,049	—	—	553,049

Total Investments	682,108,567	—	—	682,108,567

Total	$682,108,567	$—	$—	$682,108,567

Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,286,510	$—	$—	$4,286,510
Australia	—	31,241,405	—	31,241,405
Austria	—	5,857,601	—	5,857,601
Belgium	—	7,323,711	—	7,323,711
Brazil	5,753,713	6,197,447	—	11,951,160
Canada	97,098,525	264,864	—	97,363,389
China	5,018,462	48,313,553	0§	53,332,015
Colombia	72,766	—	—	72,766
Denmark	—	11,978,463	—	11,978,463
Egypt	—	819,992	—	819,992
Finland	—	9,424,078	—	9,424,078
France	1,606,323	49,974,468	—	51,580,791
Germany	—	36,023,979	—	36,023,979
Greece	—	1,445,849	—	1,445,849
Hong Kong	—	30,821,808	—	30,821,808
Hungary	—	10,694,566	—	10,694,566
India	653,643	20,300,358	—	20,954,001
Indonesia	—	10,465,375	—	10,465,375
Ireland	—	991,301	—	991,301
Israel	4,989,583	14,233,667	—	19,223,250
Italy	2,223,546	25,472,295	—	27,695,841
Japan	2,490,824	440,251,199	—	442,742,023
Kuwait	—	1,760,078	—	1,760,078
Mexico	8,152,951	—	0§	8,152,951
Netherlands	7,059,876	30,490,428	—	37,550,304
New Zealand	—	360,909	—	360,909
Norway	—	22,456,394	—	22,456,394
Pakistan	—	196,048	—	196,048
Philippines	—	534,115	—	534,115
Poland	—	4,388,645	—	4,388,645
Portugal	—	3,118,267	—	3,118,267
Qatar	—	139,779	—	139,779
Russia	—	—	0§	0§
Saudi Arabia	—	7,276,850	—	7,276,850
Singapore	—	14,534,116	—	14,534,116
South Africa	—	631,812	—	631,812
South Korea	550,318	82,654,488	—	83,204,806
Spain	—	40,736,746	—	40,736,746
Sweden	—	18,827,610	—	18,827,610

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Switzerland	$4,757,983	$24,423,293	$—	$29,181,276
Taiwan	—	82,498,791	—	82,498,791
Thailand	—	28,649,270	—	28,649,270
Turkey	—	2,113,549	—	2,113,549
Ukraine	—	215,077	—	215,077
United Arab Emirates	—	2,977,007	—	2,977,007
United Kingdom	35,854,541	59,805,530	0§	95,660,071
United States	356,034,092	—	0§	356,034,092
Vietnam	—	2,668,805	—	2,668,805

TOTAL COMMON STOCKS	536,603,656	1,193,553,586	0§	1,730,157,242

Preferred Stocks
Brazil	4,649,512	12,647,961	—	17,297,473
Chile	2,395,820	—	—	2,395,820
Colombia	2,201,827	—	—	2,201,827
Germany	—	9,454,973	—	9,454,973
Russia	—	—	0§	0§
South Korea	—	3,621,728	—	3,621,728
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	9,247,159	25,724,662	450,870	35,422,691

Rights/Warrants
Canada	—	—	1,087,175	1,087,175
Sweden	2,030	—	—	2,030
United States	—	—	98,660	98,660

TOTAL RIGHTS/WARRANTS	2,030	—	1,185,835	1,187,865

Investment Funds
United States	437,452	—	—	437,452

TOTAL INVESTMENT FUNDS	437,452	—	—	437,452

Debt Obligations
Dominican Republic	—	2,969,563	—	2,969,563
Malaysia	—	2,200,519	—	2,200,519
Paraguay	—	298,931	—	298,931
Uganda	—	211,458	—	211,458
United States	500,365,997	—	—	500,365,997
Uruguay	—	830,425	—	830,425

TOTAL DEBT OBLIGATIONS	500,365,997	6,510,896	—	506,876,893

Short-Term Investments	14,943,229	371,815,217	—	386,758,446

Total Investments	1,061,599,523	1,597,604,361	1,636,705	2,660,840,589

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,115,914	—	2,115,914
Futures Contracts
Equity Risk	28,413	—	—	28,413

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts (continued)
Interest Rate Risk	$4,156,130	$—	$—	$4,156,130

Total	$1,065,784,066	$1,599,720,275	$1,636,705	$2,667,141,046

Liability Valuation Inputs
Common Stocks
Australia	$—	$(11,349,585)	$—	$(11,349,585)
Belgium	—	(883,039)	—	(883,039)
Brazil	(2,830,950)	—	—	(2,830,950)
Canada	(20,077,193)	—	—	(20,077,193)
Chile	(1,542,771)	—	—	(1,542,771)
China	(2,291,625)	—	—	(2,291,625)
Denmark	—	(5,076,686)	—	(5,076,686)
France	—	(6,657,132)	—	(6,657,132)
Germany	—	(12,390,284)	—	(12,390,284)
Israel	(2,451,585)	—	—	(2,451,585)
Italy	(261,765)	(9,236,972)	—	(9,498,737)
Japan	—	(36,868,693)	—	(36,868,693)
Mexico	(207,826)	—	—	(207,826)
Netherlands	—	(11,366,906)	—	(11,366,906)
Norway	—	(5,651,383)	—	(5,651,383)
Peru	(4,115,845)	—	—	(4,115,845)
Singapore	(2,875,095)	(84,579)	—	(2,959,674)
South Africa	(418,859)	—	—	(418,859)
Spain	—	(6,652,213)	—	(6,652,213)
Sweden	(3,790,473)	(3,122,219)	—	(6,912,692)
Switzerland	—	(5,831,864)	—	(5,831,864)
United Kingdom	—	(19,260,252)	—	(19,260,252)
United States	(193,249,286)	—	—	(193,249,286)

TOTAL COMMON STOCKS	(234,113,273)	(134,431,807)	—	(368,545,080)

Preferred Stocks
Germany	—	(2,631,527)	—	(2,631,527)

TOTAL PREFERRED STOCKS	—	(2,631,527)	—	(2,631,527)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(499,525)	—	(499,525)
Futures Contracts
Equity Risk	(1,171,634)	(350,502)	—	(1,522,136)
Swap Contacts
Credit Risk	—	(1,672,135)	—	(1,672,135)
Equity Risk	—	(1,062,290)	—	(1,062,290)

Total	$(235,284,907)	$(140,647,786)	$—	$(375,932,693)

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$213,000,827	$—	$—	$213,000,827
Short-Term Investments	252,753	—	—	252,753

Total Investments	213,253,580	—	—	213,253,580

Total	$213,253,580	$—	$—	$213,253,580

International Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$369,708,686	$—	$—	$369,708,686
Short-Term Investments	627,684	—	—	627,684

Total Investments	370,336,370	—	—	370,336,370

Total	$370,336,370	$—	$—	$370,336,370

MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$23,085,340	$—	$—	$23,085,340
U.S. Government Agency	—	6,040,475	—	6,040,475

TOTAL DEBT OBLIGATIONS	23,085,340	6,040,475	—	29,125,815

Short-Term Investments	192,030	—	—	192,030

Total Investments	23,277,370	6,040,475	—	29,317,845

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,376	—	6,376
Futures Contracts
Interest Rate Risk	152,425	—	—	152,425
Swap Contracts
Credit Risk	—	855,234	—	855,234

Total	$23,429,795	$6,902,085	$—	$30,331,880

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(2,253)	$—	$—	$(2,253)

Total	$(2,253)	$—	$—	$(2,253)

Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$200,632,398	$—	$—	$200,632,398
Short-Term Investments	201,454	—	—	201,454

Total Investments	200,833,852	—	—	200,833,852

Total	$200,833,852	$—	$—	$200,833,852

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February 28, 2026

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Russia	$—	$—	$0§	$0§

TOTAL COMMON STOCKS	—	—	0§	0§

Investment Funds
United States	70,309,991	—	—	70,309,991

TOTAL INVESTMENT FUNDS	70,309,991	—	—	70,309,991

Debt Obligations
United States	200,137	—	—	200,137

TOTAL DEBT OBLIGATIONS	200,137	—	—	200,137

Short-Term Investments	820,615	—	—	820,615

Total Investments	71,330,743	—	0§	71,330,743

Total	$71,330,743	$—	$0§	$71,330,743

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 28, 2026.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of February 28, 2026, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2026
Consolidated Alternative Allocation Fund
Common Stocks
Israel	$—	$1,658,925	$—	$—	$—	$—	$—	$—	$1,658,925	$—
United States	4,782	—	(197)	—	197	(4,782)	—	—	—	—
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384	—
United States	335,843	141,093	—	—	—	261,666	—	—	738,602	261,666

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February 28, 2026

	Balances as of February 28, 2025	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of February 28, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 28, 2026
Consolidated Alternative Allocation Fund (continued)
Investment Funds
United States	$14,784,129	$—	$(1,971,217)	$—	$—	$—	$—	$—	$12,812,912	$—

Total Investments	$15,389,138	$1,800,018	$(1,971,414)	$—	$197	$256,884	$—	$—	$15,474,823	$261,666

As of February 28, 2026, Alternative Allocation Fund’s Level 3 securities or derivatives are valued by pricing vendors or brokers. The value of these securities and/or derivatives as of February 28, 2026 was $15,474,823. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may

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February 28, 2026

be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	125,060,250	127,775,225	3
Benchmark-Free Fund	Nomura Securities International, Inc.	189,999,862	194,006,724	3
Implementation Fund	Nomura Securities International, Inc.	164,999,698	168,479,338	3
Implementation Fund	Daiwa Capital Markets America, Inc.	200,000,826	204,342,711	3

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive

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February 28, 2026

compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company (“State Street”) serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At February 28, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)

Benchmark-Free Fund	12,558,347	135,575	13,061,069	13,196,644

Implementation Fund	35,996,798	598,326	37,075,569	37,673,895

*Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through a “prime services” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the prime services program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of February 28, 2026:

Fund Name	Value of securities on loan as part of prime services ($)

Consolidated Alternative Allocation Fund	216,055,568

Benchmark-Free Fund	65,414,540

Implementation Fund	180,813,864

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through a prime services program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is

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February 28, 2026

generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Credit agreement

The Trust has entered into a Credit Agreement (the “Credit Agreement”) with State Street on behalf of Alternative Allocation Fund, Implementation Fund and MAC Implementation Fund, along with other funds managed by GMO. The purpose of the Credit Agreement is to establish a committed, unsecured revolving line of credit whereby the participating Funds may borrow for the temporary funding of shareholder redemptions or for other temporary emergencies. The current term of the line of credit under the Credit Agreement is through January 14, 2027. Pursuant to the Credit Agreement, participating Funds may borrow up to an aggregate commitment amount of $75,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate of 0.35% per year on the available credit, which is paid quarterly. Each participating Fund pays a commitment fee equal to its pro rata share of the unused portion of the line of credit under the Credit Agreement. Interest is charged to each Fund based on its borrowings at a variable rate of 0.10% plus the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate. The Funds did not borrow under the Credit Agreement during the year ended February 28, 2026.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary.

As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees.

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Notes to Financial Statements — (Continued)

February 28, 2026

Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. In some cases, the amount of EU tax reclaims could be material to a Fund’s net asset value. If a shareholder redeems shares of a Fund before an EU tax reclaim (as finally determined) is reflected in the Fund’s net asset value, the shareholder will not realize the benefit of that reclaim. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability, interest charges and related fees related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 28, 2026, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:

Capital loss carryforwards	X	X	X	X	X	X	X	X	X

Constructive sale gains	X

Controlled foreign corporation transactions	X

Derivative contract transactions	X		X				X			X	X

Dividend income and withholding tax reclaim reserves			X				X				X

EU tax reclaims, associated interest entitlements and IRS closing agreement matters	X			X

Foreign currency transactions	X		X				X

Late year ordinary losses		X

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Differences related to:

Losses on wash sale transactions	X	X	X	X	X	X	X	X	X	X

Mutual fund distributions received		X	X	X	X	X		X	X	X

Passive foreign investment company transactions	X		X				X

Redemption in-kind transactions								X

Securities sold short	X

Straddle loss deferrals	X

U.S. federal tax equalization utilized	X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 28, 2026			Tax year ended February 28, 2025

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)

Consolidated Alternative Allocation Fund	60,718,509	1,245,396	61,963,905	5,474,024	5,474,024

Benchmark-Free Allocation Fund	97,770,021	—	97,770,021	114,795,637	114,795,637

Benchmark-Free Fund	58,706,146	—	58,706,146	56,278,876	56,278,876

Global Asset Allocation Fund	23,387,034	—	23,387,034	17,582,886	17,582,886

Global Developed Equity Allocation Fund	3,902,627	—	3,902,627	3,774,722	3,774,722

Global Equity Allocation Fund	27,578,187	—	27,578,187	30,125,901	30,125,901

Consolidated Implementation Fund	89,749,077	—	89,749,077	129,012,841	129,012,841

International Developed Equity Allocation Fund	14,757,531	—	14,757,531	14,296,432	14,296,432

International Equity Allocation Fund	22,974,190	—	22,974,190	18,656,844	18,656,844

MAC Implementation Fund	470,093	14,231	484,324	N/A	N/A

Multi-Asset Credit Fund	4,133,677	—	4,133,677	N/A	N/A

Strategic Opportunities Allocation Fund	3,705,728	7,100,283	10,806,011	10,037,862	10,037,862

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

As of February 28, 2026, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)

Consolidated Alternative Allocation Fund	23,936,176	5,345,386	—	(8,143,978)	—

Benchmark-Free Allocation Fund	3,653,128	—	(2,582,090)	(241,019,564)	—

Benchmark-Free Fund	12,971,305	—	—	(98,848,288)	—

Global Asset Allocation Fund	953,135	—	—	(206,691,865)	—

Global Developed Equity Allocation Fund	139,428	1,403,760	(394)	(63,681,397)	—

Global Equity Allocation Fund	344,658	—	(3,858)	(91,598,283)	—

Consolidated Implementation Fund (Note 2)	29,335,410	—	—	(400,943,245)	—

International Developed Equity Allocation Fund	18,533	3,723,618	(787)	(146,974,809)	—

International Equity Allocation Fund	384,920	12,591,493	—	(144,741,870)	—

MAC Implementation Fund	387,789	321,779	—	—	—

Multi-Asset Credit Fund	446,916	13,102	—	—	—

Strategic Opportunities Allocation Fund	340,920	2,125,283	—	—	—

As of February 28, 2026, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2026, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	(7,202,208)	(941,770)
Benchmark-Free Allocation Fund	(996,401)	(240,023,163)
Benchmark-Free Fund	(15,748,786)	(83,099,502)
Global Asset Allocation Fund	(1,331,543)	(205,360,322)
Global Developed Equity Allocation Fund	—	(63,681,397)
Global Equity Allocation Fund	(1,305,518)	(90,292,765)
Consolidated Implementation Fund (Note 2)	(230,345,089)	(170,598,156)
International Developed Equity Allocation Fund	—	(146,974,809)
International Equity Allocation Fund	(881,435)	(143,860,435)
MAC Implementation Fund	—	—
Multi-Asset Credit Fund	—	—
Strategic Opportunities Allocation Fund	—	—

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

As of February 28, 2026, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)

Consolidated Alternative Allocation Fund	722,086,499	181,575,722	(130,269,707)	51,306,015	(10,426,424)

Benchmark-Free Allocation Fund	2,135,318,289	465,653,412	(13,353,950)	452,299,462	—

Benchmark-Free Fund	1,228,693,416	206,278,531	(143,238,418)	63,040,113	(129,070)

Global Asset Allocation Fund	506,279,823	69,072,478	(1,411,640)	67,660,838	—

Global Developed Equity Allocation Fund	77,419,206	22,574,927	—	22,574,927	—

Global Equity Allocation Fund	545,959,316	136,149,251	—	136,149,251	—

Implementation Fund	2,265,585,542	407,571,625	(383,493,185)	24,078,440	(481,621)

International Developed Equity Allocation Fund	149,573,932	63,679,648	—	63,679,648	—

International Equity Allocation Fund	286,793,044	97,153,478	(13,610,152)	83,543,326	—

MAC Implementation Fund	29,243,453	74,392	—	74,392	(54,072)

Multi-Asset Credit Fund	199,134,893	2,355,424	(656,465)	1,698,959	—

Strategic Opportunities Allocation Fund	57,462,961	14,089,221	(221,439)	13,867,782	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of February 28, 2026, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

During the year ended February 28, 2026, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. These ruble balances, which have not been recorded to date, could be material to the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place, or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Proceeds from litigation settlements, if any, are included in the Statements of Operations within Net realized gain (loss) and in the Statement of Cash Flows, if any, within Proceeds from investments held long.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Segment reporting

The Officers of the Funds act as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

The accounting policies of the segment are the same as those described in Note 2. Significant accounting policies. The financial statements include all the details of the segment assets, segment revenue and expenses, and reflect the financial results of the segment.

Recently-issued accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update ASU 2023-09, “Income Taxes (Topic 740) – Improvements to Income Tax Disclosures” (“ASU 2023-09”). The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X			X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Transactions Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Commodities Risk	X	X	X	X			X					X
Event-Driven Risk	X	X					X					X
Value Investing Risk		X		X	X	X		X	X			X
Non-Diversified Funds	X	X	X	X						X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

143

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

144

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

• FOCUSED INVESTMENT RISK. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• LARGE TRANSACTIONS RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. A Fund may also be subject to these effects when a number of shareholders collectively redeem a large amount of Fund shares.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• VALUE INVESTING RISK. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund and MAC Implementation Fund are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on their performance. In addition, some of the Funds may invest a portion of their assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

During the year ended February 28, 2026, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, MAC Implementation Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. Implementation SPC Ltd. did not hold derivatives during the period March 1, 2025 to August 28, 2025. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

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Use of Derivatives by Benchmark-Free Fund, Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Use of Derivatives by MAC Implementation Fund

The Fund may use derivatives to gain long or short investment exposure to securities or other assets. In particular, the Fund may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps, and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

* * *

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Funds may be leveraged) and therefore is subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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February 28, 2026

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be (or are capable of being) transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member at any time can require termination of existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 28, 2026, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Implementation Fund	MAC Implementation Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk			X	X
Adjust exposure to foreign currencies	X		X
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Options (Purchased)
Substitute for direct equity investment	X
Options (Written)
Adjust interest rate exposure	X
Substitute for direct equity investment	X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X	X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X
Generate long risk exposure to an index				X
Provide a measure of protection against default loss				X
Substitute for direct investment in securities	X	X	X		X

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February 28, 2026

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 28, 2026

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

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February 28, 2026

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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February 28, 2026

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2026 and the Statements of Operations for the year ended February 28, 2026^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$88,729	$—	$—	$—	$—	$88,729
Unrealized Appreciation on Forward Currency Contracts	—	—	—	6,892,632	—	6,892,632
Unrealized Appreciation on Futures Contracts¤	—	5,452,673	2,490,754	—	815,633	8,759,060
Swap Contracts, at value¤	21,488,740	—	6,199,930	—	2,953,486	30,642,156

Total	$21,577,469	$5,452,673	$8,690,684	$6,892,632	$3,769,119	$46,382,577

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(4,192,200)	$—	$(4,192,200)
Unrealized Depreciation on Futures Contracts¤	—	(3,300,520)	(11,587,378)	—	—	(14,887,898)
Written Options, at value	(22,173)	—	(6,514,845)	—	—	(6,537,018)
Swap Contracts, at value¤	(4,657,209)	—	(1,847,533)	—	(3,616,703)	(10,121,445)

Total	$(4,679,382)	$(3,300,520)	$(19,949,756)	$(4,192,200)	$(3,616,703)	$(35,738,561)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(1,739,193)	$—	$—	$(1,739,193)
Futures Contracts	—	(5,096,992)	(18,001,942)	—	(142,284)	(23,241,218)
Written Options	(6,596,125)	—	2,762,277	—	—	(3,833,848)
Swap Contracts	7,902,641	—	(15,573,076)	—	(208,647)	(7,879,082)
Forward Currency Contracts	—	—	—	16,876,522	—	16,876,522

Total	$1,306,516	$(5,096,992)	$(32,551,934)	$16,876,522	$(350,931)	$(19,816,819)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$40,369	$—	$—	$—	$—	$40,369
Futures Contracts	—	636,054	(10,287,428)	—	706,805	(8,944,569)
Written Options	15,917	—	(471,723)	—	—	(455,806)
Swap Contracts	(593,638)	—	3,855,971	—	(220,810)	3,041,523
Forward Currency Contracts	—	—	—	2,324,381	—	2,324,381

Total	$(537,352)	$636,054	$(6,903,180)	$2,324,381	$485,995	$(3,994,102)

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February 28, 2026

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$947,074	$—	$947,074
Unrealized Appreciation on Futures Contracts¤	—	—	—	—	1,800,985	1,800,985

Total	$—	$—	$—	$947,074	$1,800,985	$2,748,059

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(250,943)	$—	$(250,943)
Unrealized Depreciation on Futures Contracts¤	—	—	(774,888)	—	—	(774,888)
Swap Contracts, at value¤	(735,739)	—	(458,105)	—	—	(1,193,844)

Total	$(735,739)	$—	$(1,232,993)	$(250,943)	$—	$(2,219,675)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(550,964)	$—	$5,781,418	$5,230,454
Swap Contracts	(1,399,581)	—	(8,856,852)	—	—	(10,256,433)
Forward Currency Contracts	—	—	—	838,176	—	838,176

Total	$(1,399,581)	$—	$(9,407,816)	$838,176	$5,781,418	$(4,187,803)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(774,888)	$—	$467,676	$(307,212)
Swap Contracts	299,976	—	(669,321)	—	—	(369,345)
Forward Currency Contracts	—	—	—	696,131	—	696,131

Total	$299,976	$—	$(1,444,209)	$696,131	$467,676	$19,574

Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,115,914	$—	$2,115,914
Unrealized Appreciation on Futures Contracts¤	—	—	28,413	—	4,156,130	4,184,543

Total	$—	$—	$28,413	$2,115,914	$4,156,130	$6,300,457

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(499,525)	$—	$(499,525)
Unrealized Depreciation on Futures Contracts¤	—	—	(1,522,136)	—	—	(1,522,136)
Swap Contracts, at value¤	(1,672,135)	—	(1,062,290)	—	—	(2,734,425)

Total	$(1,672,135)	$—	$(2,584,426)	$(499,525)	$—	$(4,756,086)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(68,309)	$—	$11,996,038	$11,927,729
Swap Contracts	(2,978,532)	—	(20,836,669)	—	—	(23,815,201)
Forward Currency Contracts	—	—	—	1,923,874	—	1,923,874

Total	$(2,978,532)	$—	$(20,904,978)	$1,923,874	$11,996,038	$(9,963,598)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(1,493,723)	$—	$1,074,628	$(419,095)
Swap Contracts	624,542	—	(1,599,218)	—	—	(974,676)
Forward Currency Contracts	—	—	—	1,616,389	—	1,616,389

Total	$624,542	$—	$(3,092,941)	$1,616,389	$1,074,628	$222,618

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February 28, 2026

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

MAC Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$6,376	$—	$6,376
Unrealized Appreciation on Futures Contracts¤	—	—	—	—	152,425	152,425
Swap Contracts, at value¤	855,234	—	—	—	—	855,234

Total	$855,234	$—	$—	$6,376	$152,425	$1,014,035

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$—	$—	$(2,253)	$(2,253)

Total	$—	$—	$—	$—	$(2,253)	$(2,253)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$409,026	$409,026
Swap Contracts	63,562	—	—	—	69,279	132,841
Forward Currency Contracts	—	—	—	(7,133)	—	(7,133)

Total	$63,562	$—	$—	$(7,133)	$478,305	$534,734

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$—	$150,172	$150,172
Swap Contracts	(54,072)	—	—	—	—	(54,072)
Forward Currency Contracts	—	—	—	6,376	—	6,376

Total	$(54,072)	$—	$—	$6,376	$150,172	$102,476

Strategic Opportunities Allocation Fund
Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(99,072)	$—	$—	$(99,072)

Total	$—	$—	$(99,072)	$—	$—	$(99,072)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$10,736	$—	$—	$10,736

Total	$—	$—	$10,736	$—	$—	$10,736

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

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February 28, 2026

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 28, 2026, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 28, 2026:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,433,614	$(5,179,432)	$(254,182)	$—	*
Barclays Bank PLC	1,511,959	(1,210,000)	(224,916)	77,043
BNP Paribas	5,221,438	(5,063,728)	—	157,710
Citibank N.A.	241,960	—	(192,784)	49,176
Citigroup Global Markets Inc.	1,141,928	—	(1,141,928)	—
Deutsche Bank AG	396,161	(367,512)	(28,649)	—	*
Goldman Sachs International	2,380,653	(230,000)	(1,264,473)	886,180
JPMorgan Chase Bank, N.A.	1,137,468	(906,956)	(230,512)	—	*
Morgan Stanley & Co. International PLC	3,790,341	(1,452,821)	(2,149,976)	187,544
Société Générale	4,188,182	(1,460,000)	—	2,728,182
State Street Bank and Trust Company	287,433	—	(287,433)	—
UBS AG	1,323,323	(531,096)	(792,227)	—	*

Total	$27,054,460	$(16,401,545)	$(6,567,080)	$4,085,835

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(254,182)	$—	$254,182	$—
Barclays Bank PLC	(224,916)	—	224,916	—
Citibank N.A.	(192,784)	—	192,784	—
Citigroup Global Markets Inc.	(1,343,022)	201,094	1,141,928	—	*
Deutsche Bank AG	(28,649)	—	28,649	—
Goldman Sachs International	(1,264,473)	—	1,264,473	—
JPMorgan Chase Bank, N.A.	(230,512)	—	230,512	—
Morgan Stanley & Co. International PLC	(2,149,976)	—	2,149,976	—
Morgan Stanley & Co. LLC	(6,514,845)	6,514,845	—	—	*
Morgan Stanley Capital Services LLC	(539,292)	539,292	—	—	*
State Street Bank and Trust Company	(1,728,508)	1,355,628	287,433	(85,447)
UBS AG	(792,227)	—	792,227	—

Total	$(15,263,386)	$8,610,859	$6,567,080	$(85,447)

154

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Notes to Financial Statements — (Continued)

February 28, 2026

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$254,917	$(254,917)	$—	$— *
Citibank N.A.	6,264	—	(6,264)	—
Goldman Sachs International	71,189	—	(71,189)	—
JPMorgan Chase Bank, N.A.	71,730	(29,685)	(42,045)	— *
Morgan Stanley & Co. International PLC	542,974	(270,000)	(196,732)	76,242

Total	$947,074	$(554,602)	$(316,230)	$76,242

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(11,205)	$—	$6,264	$(4,941)
Goldman Sachs International	(291,419)	220,230	71,189	— *
JPMorgan Chase Bank, N.A.	(42,045)	—	42,045	—
Morgan Stanley & Co. International PLC	(196,732)	—	196,732	—
Morgan Stanley Capital Services LLC	(166,738)	132,159	—	(34,579)
State Street Bank and Trust Company	(909)	—	—	(909)

Total	$(709,048)	$352,389	$316,230	$(40,429)

Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$569,338	$(540,000)	$—	$29,338
Citibank N.A.	13,586	—	(13,586)	—
Goldman Sachs International	159,041	—	(159,041)	—
JPMorgan Chase Bank, N.A.	160,114	(66,273)	(93,841)	— *
Morgan Stanley & Co. International PLC	1,213,835	(810,000)	(378,475)	25,360

Total	$2,115,914	$(1,416,273)	$(644,943)	$54,698

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(25,072)	$—	$13,586	$(11,486)
Goldman Sachs International	(618,483)	459,442	159,041	— *
JPMorgan Chase Bank, N.A.	(93,841)	—	93,841	—
Morgan Stanley & Co. International PLC	(378,475)	—	378,475	—
Morgan Stanley Capital Services LLC	(443,923)	333,400	—	(110,523)
State Street Bank and Trust Company	(2,021)	—	—	(2,021)

Total	$(1,561,815)	$792,842	$644,943	$(124,030)

155

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February 28, 2026

MAC Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$627	$—	$—	$627
Deutsche Bank AG	5,749	—	—	5,749

Total	$6,376	$—	$—	$6,376

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 28, 2026:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	735,494,267	610,630,248	96,445,000	13,035	1,586,404,870
Benchmark-Free Fund	12,641,570	369,051,837	—	—	44,965,427
Implementation Fund	28,245,941	818,352,668	—	—	98,966,882
MAC Implementation Fund	281,738	35,983,978	—	—	14,116,897
Strategic Opportunities Allocation Fund	—	—	—	—	0	*

*	Amount is less than $1.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	—	0.35%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

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February 28, 2026

information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%	0.22%*	0.22%
Benchmark-Free Allocation Fund		0.15%	0.10%			0.15%	0.15%
Multi-Asset Credit Fund	0.20%*	0.15%*	0.10%			0.20%	0.20%

*	Class is offered but has no shareholders as of February 28, 2026.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to reimburse the Funds for their “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

With respect to Alternative Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The expense cap for Alternative Allocation Fund is 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares. The Expense Cap for Multi-Asset Credit Fund is 0.57% for Class II shares; 0.52% for Class III shares; 0.47% for Class IV shares; 0.57% for Class R6 shares; and 0.57% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the year ended February 28, 2026, GMO did not recoup any previously recorded waivers and/or reimbursements.

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February 28, 2026

On February 28, 2026, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2027	Expiring the year ending February 29, 2028	Expiring the year ending February 28, 2029

Alternative Allocation Fund, Class VI	$150,748	$153,222	$667,975

Alternative Allocation Fund, Class I	$461,207	$391,372	$118,448

Multi-Asset Credit Fund, Class IV	—	—	$ 87,821

Multi-Asset Credit Fund, Class R6	—	—	$ 665

Multi-Asset Credit Fund, Class I	—	—	$ 87,622

For Alternative Allocation Fund, Benchmark-Free Allocation Fund and Multi-Asset Credit Fund, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs. Management fees and shareholder service fees will not be waived below zero.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except for Multi-Asset Credit Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of such Fund’s average daily net assets attributable to Class I shares. For Multi-Asset Credit Fund, GMO has contractually agreed to waive its fee with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.08% of the average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2026 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 28, 2026 is shown in the table below and is included in the Statements of Operations.

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February 28, 2026

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	50,804
Benchmark-Free Allocation Fund	160,092
Benchmark-Free Fund	81,012
Global Asset Allocation Fund	28,951
Global Developed Equity Allocation Fund	5,780
Global Equity Allocation Fund	40,429
Implementation Fund	138,079
International Developed Equity Allocation Fund	18,523
International Equity Allocation Fund	23,664
MAC Implementation Fund	582
Multi-Asset Credit Fund	3,147
Strategic Opportunities Allocation Fund	7,706

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 28, 2026, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Benchmark-Free Allocation Fund	0.660	%*
Benchmark-Free Fund	0.404	%*
Global Asset Allocation Fund	0.810	%*
Global Developed Equity Allocation Fund	0.529%
Global Equity Allocation Fund	0.567%
International Developed Equity Allocation Fund	0.620%
International Equity Allocation Fund	0.686%
Multi-Asset Credit Fund	0.275	%*
Strategic Opportunities Allocation Fund	0.884	%*

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 28, 2026, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 28, 2026 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	2,514,985,327	2,446,904,299	2,640,470,760	2,416,884,832
Benchmark-Free Allocation Fund	—	270,102,504	—	568,202,689
Benchmark-Free Fund	482,650,367	716,369,538	408,294,768	963,112,448
Global Asset Allocation Fund	—	256,429,985	—	144,753,241

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February 28, 2026

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Global Developed Equity Allocation Fund	—	19,748,265	—	16,780,921
Global Equity Allocation Fund	—	106,456,912	—	142,753,859
Consolidated Implementation Fund*	1,017,257,962	1,499,165,707	1,054,820,749	1,998,669,087
International Developed Equity Allocation Fund	—	33,200,718	—	218,912,093
International Equity Allocation Fund	—	62,507,576	—	140,451,146
MAC Implementation Fund	158,322,806	—	129,347,587	—
Multi-Asset Credit Fund	—	237,235,272	—	38,590,715
Strategic Opportunities Allocation Fund	100,000	35,172,315	—	152,994,639

*	Amounts are consolidated through August 28, 2025 (Note 2).

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 28, 2026. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
International Developed Equity Allocation Fund	—	203,386,188	52,855,721

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of February 28, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3§	72.27%
Benchmark-Free Allocation Fund	1	11.01%
Benchmark-Free Fund	4	71.87%
Global Asset Allocation Fund	2	38.34%
Global Developed Equity Allocation Fund	1	99.75%
Global Equity Allocation Fund	2	66.71%
Implementation Fund	1‡	93.43%
International Developed Equity Allocation Fund	1	90.68%
International Equity Allocation Fund	1	75.98%

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February 28, 2026

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
MAC Implementation Fund	1	‡	100.00%
Multi-Asset Credit Fund	2		79.69%
Strategic Opportunities Allocation Fund	1		89.14%

§	Three of the shareholders are other funds of the Trust.
‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025

	Shares	Amount	Shares	Amount

Consolidated Alternative Allocation Fund
Class VI:
Shares sold	4,420,995	$81,067,821	31,360,607	$544,264,806
Shares issued to shareholders in reinvestment of distributions	2,834,264	51,002,174	88,487	1,552,680
Shares repurchased	(4,855,752)	(89,132,900)	(5,467)	(98,704)

Net increase (decrease)	2,399,507	$42,937,095	31,443,627	$545,718,782

Class R6:(a)
Shares sold	98	$1,780	226	$4,161
Shares issued to shareholders in reinvestment of distributions	41	743	15	265
Shares repurchased	(606)	(11,670)	(86)	(1,510)

Net increase (decrease)	(467)	$(9,147)	155	$2,916

Class I:
Shares sold	1,283,439	$23,207,860	1,001,765	$18,030,011
Shares issued to shareholders in reinvestment of distributions	197,106	3,519,334	110,233	1,919,214
Shares repurchased	(1,141,695)	(20,518,023)	(2,888,865)	(50,886,556)

Net increase (decrease)	338,850	$6,209,171	(1,776,867)	$(30,937,331)

Benchmark-Free Allocation Fund
Class III:
Shares sold	480,245	$14,016,352	937,548	$25,068,855
Shares issued to shareholders in reinvestment of distributions	744,076	22,439,848	1,406,827	36,077,525
Shares repurchased	(12,476,981)	(357,397,958)	(10,318,973)	(277,456,386)

Net increase (decrease)	(11,252,660)	$(320,941,758)	(7,974,598)	$(216,310,006)

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025

	Shares	Amount	Shares	Amount

Benchmark-Free Allocation Fund (continued)
Class IV:
Shares sold	413,675	$11,332,263	757,151	$20,315,296
Shares issued to shareholders in reinvestment of distributions	695,454	20,983,945	857,432	22,003,912
Shares repurchased	(2,277,642)	(65,745,758)	(9,142,043)	(243,556,945)

Net increase (decrease)	(1,168,513)	$(33,429,550)	(7,527,460)	$(201,237,737)

Class MF:(b)
Shares repurchased	—	$—	(30,253,539)	$(799,411,269)

Net increase (decrease)	—	$—	(30,253,539)	$(799,411,269)

Class R6:
Shares sold	3,537,029	$103,600,698	2,044,123	$54,531,144
Shares issued to shareholders in reinvestment of distributions	562,641	16,956,230	591,892	15,157,683
Shares repurchased	(3,252,089)	(98,318,104)	(2,110,449)	(56,081,286)

Net increase (decrease)	847,581	$22,238,824	525,566	$13,607,541

Class I:
Shares sold	3,623,185	$108,899,081	4,473,206	$119,592,801
Shares issued to shareholders in reinvestment of distributions	571,025	17,210,708	641,451	16,422,810
Shares repurchased	(3,080,676)	(92,312,436)	(2,871,751)	(76,514,411)

Net increase (decrease)	1,113,534	$33,797,353	2,242,906	$59,501,200

Benchmark-Free Fund
Class III:
Shares sold	368,335	$8,046,898	9,733,204	$184,620,443
Shares issued to shareholders in reinvestment of distributions	2,607,079	56,503,816	2,873,165	54,377,894
Shares repurchased	(8,554,095)	(179,757,994)	(10,698,289)	(210,695,887)

Net increase (decrease)	(5,578,681)	$(115,207,280)	1,908,080	$28,302,450

Global Asset Allocation Fund
Class III:
Shares sold	2,629,587	$98,652,721	418,457	$13,636,743
Shares issued to shareholders in reinvestment of distributions	565,480	21,270,700	488,341	15,653,954
Shares repurchased	(532,848)	(19,728,049)	(483,088)	(16,234,048)

Net increase (decrease)	2,662,219	$100,195,372	423,710	$13,056,649

Class R6:
Shares sold	14,855	$536,333	8,623	$283,751
Shares issued to shareholders in reinvestment of distributions	9,839	369,761	11,456	367,015
Shares repurchased	(57,642)	(2,037,865)	(70,948)	(2,340,881)

Net increase (decrease)	(32,948)	$(1,131,771)	(50,869)	$(1,690,115)

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026				Year Ended February 28, 2025

	Shares		Amount		Shares	Amount

Global Asset Allocation Fund (continued)
Class I:
Shares sold	65,150		$2,441,552		88,145	$2,936,277
Shares issued to shareholders in reinvestment of distributions	17,452		656,571		18,076	579,182
Shares repurchased	(101,859)		(3,721,775)		(51,655)	(1,705,375)

Net increase (decrease)	(19,257)		$(623,652)		54,566	$1,810,084

Global Developed Equity Allocation Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	125,705		$3,902,627		148,322	$3,774,722
Shares repurchased	(204,340)		(6,209,891)		(188)	(4,644)

Net increase (decrease)	(78,635)		$(2,307,264)		148,134	$3,770,078

Global Equity Allocation Fund
Class III:
Shares sold	—		$—		23	$663
Shares issued to shareholders in reinvestment of distributions	705,258		24,555,664		957,738	27,193,948
Shares repurchased	(2,957,906)		(93,280,628)		(7,284,976)	(213,368,261)

Net increase (decrease)	(2,252,648)		$(68,724,964)		(6,327,215)	$(186,173,650)

Class R6:
Shares sold	57,140		$1,907,290		102,980	$2,923,434
Shares issued to shareholders in reinvestment of distributions	74,682		2,599,835		81,714	2,319,408
Shares repurchased	(32,326)		(1,065,777)		(97,404)	(2,796,543)

Net increase (decrease)	99,496		$3,441,348		87,290	$2,446,299

Class I:
Shares sold	2,454		$86,230		1,767	$52,080
Shares issued to shareholders in reinvestment of distributions	2,805		97,573		8,602	244,019
Shares repurchased	(102,354)		(3,433,194)		(270,733)	(7,689,313)

Net increase (decrease)	(97,095)		$(3,249,391)		(260,364)	$(7,393,214)

Consolidated Implementation Fund(c)
Core Class:
Shares sold	8,861,458		$127,029,292		13,689,662	$180,714,942
Shares issued to shareholders in reinvestment of distributions	6,016,706		89,749,077		10,064,227	129,012,841
Shares repurchased	(30,667,131)		(446,370,115)		(123,047,264)	(1,609,520,274)

Net increase (decrease)	(15,788,967)		$(229,591,746)		(99,293,375)	$(1,299,792,491)

International Developed Equity Allocation Fund
Class III:
Shares sold	7,878		$157,932		68,935	$1,180,866
Shares issued to shareholders in reinvestment of distributions	8,374		180,536		458,361	7,930,658
Shares repurchased	(9,565,856	)(d)	(204,131,705	)(d)	(6,326,355)	(110,120,857)

Net increase (decrease)	(9,549,604)		$(203,793,237)		(5,799,059)	$(101,009,333)

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025

	Shares	Amount	Shares	Amount

International Developed Equity Allocation Fund (continued)
Class R6:
Shares sold	860,228	$18,735,932	7,223,473	$126,034,953
Shares issued to shareholders in reinvestment of distributions	625,190	14,320,193	362,690	6,271,612
Shares repurchased	(898,910)	(20,405,639)	(629,823)	(11,027,225)

Net increase (decrease)	586,508	$12,650,486	6,956,340	$121,279,340

International Equity Allocation Fund
Class III:
Shares sold	250	$7,000	398,574	$11,701,545
Shares issued to shareholders in reinvestment of distributions	130,218	4,824,973	156,532	4,440,307
Shares repurchased	(2,345,498)	(92,465,675)	(321,684)	(9,277,581)

Net increase (decrease)	(2,215,030)	$(87,633,702)	233,422	$6,864,271

Class R6:
Shares sold	683,765	$25,238,330	119,673	$3,537,381
Shares issued to shareholders in reinvestment of distributions	454,050	16,816,012	464,247	13,183,121
Shares repurchased	(1,106,168)	(38,891,374)	(916,154)	(26,566,851)

Net increase (decrease)	31,647	$3,162,968	(332,234)	$(9,846,349)

MAC Implementation Fund
Core Class:(e)
Shares sold	2,857,359	$30,193,699
Shares issued to shareholders in reinvestment of distributions	45,864	484,324
Shares repurchased	(756,909)	(7,994,004)

Net increase (decrease)	2,146,314	$22,684,019

Multi-Asset Credit Fund
Class IV:(e)
Shares sold	771,175	$15,646,617
Shares issued to shareholders in reinvestment of distributions	14,089	293,746

Net increase (decrease)	785,264	$15,940,363

Class R6:(f)
Shares sold	97,494	$2,064,929
Shares issued to shareholders in reinvestment of distributions	2,558	53,348
Shares repurchased	(1,042)	(22,072)

Net increase (decrease)	99,010	$2,096,205

Class I:(g)
Shares sold	8,932,061	$187,853,023
Shares issued to shareholders in reinvestment of distributions	38,899	811,041
Shares repurchased	(617,818)	(13,110,874)

Net increase (decrease)	8,353,142	$175,553,190

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

	Year Ended February 28, 2026		Year Ended February 28, 2025

	Shares	Amount	Shares	Amount

Strategic Opportunities Allocation Fund
Class III:
Shares sold	125,624	$2,310,557	—	$—
Shares issued to shareholders in reinvestment of distributions	127,901	2,210,601	397,004	6,610,156
Shares repurchased	(6,685,902)	(117,834,033)	(3,322,052)	(57,680,647)

Net increase (decrease)	(6,432,377)	$(113,312,875)	(2,925,048)	$(51,070,491)

(a)	Class R6 liquidated on February 27, 2026.
(b)	Class MF liquidated on March 12, 2024.
(c)	Amounts are consolidated through August 28, 2025 (Note 2).
(d)	9,531,319 shares and $203,386,188 were redeemed in-kind by an affiliate.
(e)	The period under the heading “Year Ended February 28, 2026” represents the period from May 21, 2025 (commencement of operations) through February 28, 2026.
(f)	The period under the heading “Year Ended February 28, 2026” represents the period from October 21, 2025 (commencement of operations) through February 28, 2026.
(g)	The period under the heading “Year Ended February 28, 2026” represents the period from September 04, 2025 (commencement of operations) through February 28, 2026.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 28, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Consolidated Alternative Allocation Fund
GMO U.S. Treasury Fund, Class VI	$25,000,000	$—	$25,000,000	$901,912	$—	$—	$—	$—

Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$303,421,305	$56,383,540	$49,200,000	$8,449,697	$17,772,660	$3,599,322	$20,976,409	$335,180,576
GMO Climate Change Fund, Class III	19,164,880	367,220	5,750,863	367,219	—	634,243	10,986,145	25,401,625
GMO Emerging Country Debt Fund, Class VI	53,999,642	703,536	59,680,480	703,536	—	7,815,151	(2,837,849)	—
GMO High Yield Fund, Class VI	23,591,753	1,357,876	—	1,357,876	—	—	444,489	25,394,118
GMO Implementation Fund	1,870,255,937	204,518,013	428,096,346	83,978,473	—	52,660,885	447,258,119	2,146,596,608
GMO Opportunistic Income Fund, Class VI	70,152,430	6,772,319	25,475,000	2,432,319	—	(332,529)	592,036	51,709,256

Totals	$2,340,585,947	$270,102,504	$568,202,689	$97,289,120	$17,772,660	$64,377,072	$477,419,349	$2,584,282,183

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$148,175,792	$16,230,826	$12,000,000	$4,243,600	$8,987,226	$478,141	$10,946,326	$163,831,085

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Benchmark-Free Fund (continued)
GMO Climate Change Fund, Class III	$10,208,470	$175,006	$3,200,000	$175,006		$—	$351,065	$5,813,699	$13,348,240
GMO Emerging Country Debt Fund, Class VI	23,631,327	369,110	26,604,736	369,110		—	(687,338)	3,291,637	—
GMO High Yield Fund, Class VI	11,502,608	662,058	—	662,058		—	—	216,719	12,381,385
GMO Opportunistic Income Fund, Class VI	37,539,543	—	14,099,166	1,234,358		—	(1,131,678)	1,248,052	23,556,751
GMO Resources Fund, Class VI	29,715,241	1,553,781	6,400,000	1,553,781		—	389,674	14,394,799	39,653,495
GMO U.S. Treasury Fund, Class VI	5,054,182	109,132,440	114,050,921	—	*	—	(126)	(13)	135,562

Totals	$265,827,163	$128,123,221	$176,354,823	$8,237,913		$8,987,226	$(600,262)	$35,911,219	$252,906,518

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$50,536,427	$36,264,656	$2,300,000	$1,872,862		$3,603,049	$(279,585)	$5,210,631	$89,432,129
GMO Asset Allocation Bond Fund, Class VI	24,036,024	56,869,870	2,000,000	863,027		—	(541,189)	2,854,943	81,219,648
GMO Climate Change Fund, Class III	2,881,930	63,225	—	63,225		—	—	1,877,207	4,822,362
GMO Domestic Resilience ETF	—	9,947,238	—	22,100		—	—	1,669,066	11,616,304
GMO Emerging Country Debt Fund, Class VI	12,611,660	414,103	9,723,000	414,103		—	(2,380,126)	3,976,587	4,899,224
GMO Emerging Markets ex-China Fund, Class VI	10,519,860	3,644,364	1,240,000	630,270		726,427	64,970	5,918,176	18,907,370
GMO Emerging Markets Fund, Class VI	21,942,738	5,804,706	2,840,875	1,564,227		—	(576,159)	11,725,048	36,055,458
GMO International Equity Fund, Class IV	52,529,710	18,080,883	8,941,486	4,122,810		—	1,428,377	24,599,999	87,697,483
GMO International Opportunistic Value Fund, Class IV	27,283,990	10,663,807	3,553,273	1,610,078		5,192,676	773,352	6,268,055	41,435,931
GMO-Usonian Japan Value Creation Fund, Class VI	22,586,604	7,132,891	3,231,899	1,166,977		406,803	484,857	10,262,279	37,234,732
GMO Multi-Sector Fixed Income Fund, Class IV	46,627,580	13,950,972	60,789,479	2,558,201		—	(5,687,085)	5,898,012	—
GMO Opportunistic Income Fund, Class VI	6,427,946	13,107,739	2,675,000	212,740		—	(271,933)	368,690	16,957,442
GMO Quality Cyclicals Fund, Class VI	11,112,775	2,481,333	10,847,077	25,746		2,455,587	(3,103,780)	356,749	—
GMO Quality Fund, Class VI	11,236,917	4,458,862	—	147,852		1,383,170	—	543,998	16,239,777
GMO Resources Fund, Class VI	7,156,339	211,355	4,300,000	211,355		—	(470,024)	3,090,112	5,687,782
GMO Small Cap Quality Fund, Class VI	10,785,331	3,265,397	4,300,000	28,799		35,542	687,614	704,310	11,142,652
GMO U.S. Equity Fund, Class VI	21,428,020	22,129,367	4,306,152	463,631		3,939,012	(422,259)	4,770,334	43,599,310
GMO U.S. Opportunistic Value Fund, Class VI	26,227,387	11,502,806	—	837,297		3,001,644	—	1,995,608	39,725,801

166

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Asset Allocation Fund (continued)
GMO U.S. Small Cap Value Fund, Class VI	$7,679,739	$1,685,998	$—	$148,311	$137,687	$—	$1,733,057	$11,098,794
GMO U.S. Treasury Fund, Class VI	4,211,034	34,750,413	23,705,000	301,018	—	600	(599)	15,256,448

Totals	$377,822,011	$256,429,985	$144,753,241	$17,264,629	$20,881,597	$(10,292,370)	$93,822,262	$573,028,647

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$577,171	$12,662	$—	$12,662	$—	$—	$375,953	$965,786
GMO Domestic Resilience ETF	—	1,861,072	—	4,136	—	—	312,641	2,173,713
GMO Emerging Markets ex-China Fund, Class VI	1,359,983	357,330	353,074	70,519	86,810	30,242	721,021	2,115,502
GMO International Equity Fund, Class IV	20,572,375	2,870,022	4,659,775	1,358,023	—	1,681,973	7,092,492	27,557,087
GMO International Opportunistic Value Fund, Class IV	9,323,086	2,123,527	2,240,000	511,631	1,611,896	460,080	1,704,447	11,371,140
GMO-Usonian Japan Value Creation Fund, Class VI	4,749,824	284,147	796,184	209,613	74,535	147,797	1,872,611	6,258,195
GMO Quality Cyclicals Fund, Class VI	3,837,852	856,941	3,746,092	8,892	848,049	(1,005,892)	57,191	—
GMO Quality Fund, Class VI	11,898,522	3,207,140	989,685	132,789	1,246,351	314,778	177,018	14,607,773
GMO Resources Fund, Class VI	2,046,176	78,812	810,045	78,813	—	(86,341)	947,458	2,176,060
GMO Small Cap Quality Fund, Class VI	3,567,931	596,754	827,730	9,830	11,923	119,992	363,981	3,820,928
GMO U.S. Equity Fund, Class VI	6,918,488	4,751,657	1,524,402	125,260	1,092,554	62,989	1,203,511	11,412,243
GMO U.S. Opportunistic Value Fund, Class VI	12,011,054	2,482,687	464,206	346,484	1,263,703	27,716	605,010	14,662,261
GMO U.S. Small Cap Value Fund, Class VI	2,356,183	265,514	369,728	39,780	35,734	49,406	487,362	2,788,737

Totals	$79,218,645	$19,748,265	$16,780,921	$2,908,432	$6,271,555	$1,802,740	$15,920,696	$99,909,425

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$4,770,951	$91,628	$890,000	$91,628	$—	$128,326	$2,887,813	$6,988,718
GMO Domestic Resilience ETF	—	12,201,140	—	27,112	—	—	2,049,675	14,250,815
GMO Emerging Markets ex-China Fund, Class VI	11,099,143	1,159,346	1,430,000	537,933	621,413	(282,727)	5,591,614	16,137,376
GMO Emerging Markets Fund, Class VI	58,252,269	3,232,088	12,231,536	3,232,089	—	(3,819,425)	28,472,248	73,905,644
GMO International Equity Fund, Class IV	129,922,729	15,310,663	30,791,194	8,128,874	—	5,006,483	47,978,811	167,427,492
GMO International Opportunistic Value Fund, Class IV	66,127,288	13,294,776	17,794,055	3,226,571	10,068,205	3,526,195	11,168,388	76,322,592

167

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Equity Allocation Fund (continued)
GMO-Usonian Japan Value Creation Fund, Class VI	$36,143,874	$1,965,260	$8,183,302	$1,453,572		$511,689	$804,473	$13,288,428	$44,018,733
GMO Quality Cyclicals Fund, Class VI	29,259,864	6,533,334	28,560,280	67,789		6,465,544	(7,331,551)	98,633	—
GMO Quality Fund, Class VI	71,083,473	8,909,886	7,720,000	742,150		6,956,939	2,174,086	423,491	74,870,936
GMO Resources Fund, Class VI	15,457,252	554,900	7,080,000	554,899		—	(720,790)	7,016,562	15,227,924
GMO Small Cap Quality Fund, Class VI	26,485,454	3,447,357	6,685,000	67,706		79,652	844,179	2,434,400	26,526,390
GMO U.S. Equity Fund, Class VI	40,109,263	27,399,232	10,972,922	745,278		6,408,420	(422,045)	7,270,491	63,384,019
GMO U.S. Opportunistic Value Fund, Class VI	77,261,885	11,807,366	9,275,570	2,033,426		7,398,939	622,876	2,735,950	83,152,507
GMO U.S. Small Cap Value Fund, Class VI	16,394,376	549,936	1,140,000	287,075		262,861	212,662	3,325,398	19,342,372

Totals	$582,367,821	$106,456,912	$142,753,859	$21,196,102		$38,773,662	$742,742	$134,741,902	$681,555,518

Implementation Fund
GMO U.S. Treasury Fund, Class VI	$4,043,535	$175,771,319	$179,376,535	$—	*	$—	$(1,039)	$172	$437,452

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$220,571,098	$17,891,947	$152,579,996	$8,393,845		$—	$44,729,890	$18,207,029	$148,819,968
GMO International Opportunistic Value Fund, Class IV	74,374,016	13,829,293	51,699,032	3,017,022		7,606,115	9,340,239	2,998,368	48,842,884
GMO-Usonian Japan Value Creation Fund, Class VI	22,021,978	1,479,478	14,633,065	605,851		234,455	2,757,976	3,711,608	15,337,975

Totals	$316,967,092	$33,200,718	$218,912,093	$12,016,718		$7,840,570	$56,828,105	$24,917,005	$213,000,827

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$86,475,260	$22,450,767	$40,969,665	$5,745,185		$—	$(2,335,238)	$45,041,063	$110,662,187
GMO International Equity Fund, Class IV	152,164,318	19,810,812	65,884,250	9,575,812		—	21,647,590	38,743,377	166,481,847
GMO International Opportunistic Value Fund, Class IV	60,336,245	16,781,746	24,936,617	3,198,569		10,028,178	5,706,970	8,381,392	66,269,736
GMO-Usonian Japan Value Creation Fund, Class VI	21,933,281	3,464,251	8,660,614	1,028,338		360,914	1,760,901	7,797,097	26,294,916

Totals	$320,909,104	$62,507,576	$140,451,146	$19,547,904		$10,389,092	$26,780,223	$99,962,929	$369,708,686

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$—	$23,215,608	$516,000	$1,031,829		$—	$43,979	$1,279,028	$24,022,615
GMO High Yield Fund, Class VI	—	31,589,309	1,684,950	1,087,098		—	44,426	(656,465)	29,292,320

168

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Multi-Asset Credit Fund (continued)
GMO MAC Implementation Fund	$—	$30,678,024	$7,994,004	$415,035		$69,289	$136,906	$595,364	$23,416,290
GMO Opportunistic Income Fund, Class VI	—	91,861,129	4,462,429	1,476,681		—	41,910	388,265	87,828,875
GMO Systematic Investment Grade Credit ETF	—	19,900,364	487,096	249,402		40,623	11,710	71,595	19,496,573
GMO U.S. Treasury Fund, Class VI	—	29,989,947	22,996,225	79,568	*	—	—	—	6,993,722
GMO Ultra-Short Income ETF	—	10,000,891	450,011	45,287		—	(79)	31,202	9,582,003

Totals	$—	$237,235,272	$38,590,715	$4,384,900		$109,912	$278,852	$1,708,989	$200,632,398

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$26,416,167	$3,930,755	$18,249,567	$298,580		$706,064	$464,365	$366,470	$12,928,190
GMO Asset Allocation Bond Fund, Class VI	10,547,466	3,023,834	6,814,052	118,834		—	(15,782)	23,950	6,765,416
GMO Climate Change Fund, Class III	1,908,199	12,227	1,600,000	12,227		—	(209,203)	718,411	829,634
GMO Domestic Resilience ETF	—	1,464,333	—	3,254		—	—	245,995	1,710,328
GMO Emerging Country Debt Fund, Class VI	6,687,088	83,880	6,290,000	83,880		—	(216,452)	505,186	769,702
GMO Emerging Markets ex-China Fund, Class VI	3,837,405	323,967	3,392,783	64,820		84,918	(186,211)	1,143,462	1,725,840
GMO Emerging Markets Fund, Class VI	10,017,128	239,748	8,280,595	204,748		—	(984,065)	3,241,037	4,233,253
GMO International Equity Fund, Class IV	29,219,632	4,139,461	27,549,686	694,520		—	6,289,213	526,580	12,625,200
GMO International Opportunistic Value Fund, Class IV	14,814,610	1,631,923	12,654,036	318,522		880,327	2,396,979	(286,182)	5,903,294
GMO-Usonian Japan Value Creation Fund, Class VI	12,298,788	479,507	10,217,832	193,649		70,858	1,928,951	904,464	5,393,878
GMO Multi-Sector Fixed Income Fund, Class IV	6,438,354	219,378	6,671,906	109,378		—	175,757	(161,583)	—
GMO Quality Cyclicals Fund, Class VI	6,328,153	1,412,991	6,176,851	14,661		1,398,330	(1,589,283)	24,990	—
GMO Quality Fund, Class VI	5,954,138	843,036	4,580,314	25,161		238,133	993,509	(857,372)	2,352,997
GMO Resources Fund, Class VI	3,617,649	38,985	3,300,000	38,985		—	(760,857)	1,284,542	880,319
GMO Small Cap Quality Fund, Class VI	5,417,916	1,145,613	5,199,784	4,702		8,467	342,729	(111,802)	1,594,672
GMO U.S. Equity Fund, Class VI	9,607,701	6,812,823	11,724,856	70,280		640,767	253,326	536,715	5,485,709
GMO U.S. Opportunistic Value Fund, Class VI	13,827,042	2,431,154	10,545,097	178,047		679,898	427,211	(542,882)	5,597,428

169

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 28, 2026

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Strategic Opportunities Allocation Fund (continued)
GMO U.S. Treasury Fund, Class VI	$3,675,432	$6,938,700	$9,100,000	$87,595	$—	$43	$(44)	$1,514,131

Totals	$170,612,868	$35,172,315	$152,347,359	$2,521,843	$4,707,762	$9,310,230	$7,561,937	$70,309,991

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $45,346, $83,768 and $72 in Benchmark-Free Fund, Implementation Fund and Multi-Asset Credit Fund, respectively, during the period.

170

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO MAC Implementation Fund, GMO Multi-Asset Credit Fund and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twelve of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations, the changes in each of their net assets and, for the funds indicated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

(1) GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund and Strategic Opportunities Allocation Fund

(2) GMO Alternative Allocation Fund*, GMO Benchmark-Free Fund, and GMO Implementation Fund**

(3) GMO MAC Implementation Fund and GMO Multi-Asset Credit Fund

(1) Statement of operations for the year ended February 28, 2026 and statement of changes in net assets for the years ended February 28, 2026 and 2025

(2) Statement of operations and statement of cash flows for the year ended February 28, 2026, and statement of changes in net assets for the years ended February 28, 2026 and 2025

(3) Statement of operations and statement of changes in net assets for the period from May 21, 2025 (commencement of operations) through February 28, 2026

*The financial statements for GMO Alternative Allocation Fund and its subsidiary are presented on a consolidated basis.

**The statement of assets and liabilities, including the schedule of investments, for GMO Implementation Fund is presented on a stand-alone basis as of February 28, 2026 and the statement of operations, statement of changes in net assets, statement of cash flows and the financial highlights for GMO Implementation Fund and its subsidiary are presented on a consolidated basis for the year ended February 28, 2026. The prior period financial statements for GMO Implementation Fund and its subsidiary are presented on a consolidated basis.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
April 24, 2026

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

171

GMO Trust Funds

Tax Information for the Tax Year Ended February 28, 2026 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributable earnings on a tax basis, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 28, 2026:

Fund Name	Dividend Received Deduction (corporate shareholders) ($)	Qualified Dividend Income (non-corporate shareholders) ($)	U.S. Government Obligation Income ($)(1)	Interest- Related Dividend Income ($)(2)	Short-Term Capital Gain Dividends ($)(2)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(3)	Foreign Source Income ($)(3)	Section 199A Dividend Income (non-corporate shareholders) ($)(4)	Code Section 163(j) Interest-Related Dividend Income ($)(5)
Alternative Allocation Fund	8,706,117	18,893,639	7,881,226	10,070,642	45,092,965	7,853,355	—	—	—	—
Benchmark-Free Allocation Fund	8,994,845	43,793,025	26,954,597	34,713,984	—	—	3,992,810	45,954,935	—	—
Benchmark-Free Fund	4,682,867	22,744,632	12,238,792	19,278,404	—	—	—	—	—	—
Global Asset Allocation Fund	2,489,688	8,099,233	1,820,312	4,381,171	—	—	552,098	5,479,642	—	—
Global Developed Equity Allocation Fund	703,432	1,950,000	—	—	—	1,403,760	79,937	1,141,765	—	—
Global Equity Allocation Fund	4,162,449	12,970,613	—	—	—	—	941,976	9,703,405	—	—
Implementation Fund	6,403,109	40,719,582	23,613,483	34,024,662	—	—	4,273,584	49,186,488	—	—
International Developed Equity Allocation Fund	—	6,023,582	—	—	—	3,723,618	346,627	5,729,471	—	—
International Equity Allocation Fund	—	9,027,472	—	—	—	12,591,493	1,174,266	11,253,605	—	—
MAC Implementation Fund	—	—	421,508	427,392	240,413	336,010	—	—	—	427,392
Multi-Asset Credit Fund	—	—	1,020,734	2,552,373	290,011	13,102	—	—	—	3,415,100
Strategic Opportunities Allocation Fund	472,465	1,399,029	275,057	454,125	—	9,225,566	79,431	839,445	—	—

(1)	All or a portion of these amounts may be exempt from taxation at the state level.
(2)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(4)	The Funds hereby designate the above qualified business income under Section 199A of the Code.
(5)	The Funds hereby designate the above business interest-related dividend income pursuant to Section 163(j) of the Code and the regulations.

In early 2027, the Funds will notify applicable shareholders of amounts for use in preparing 2026 U.S. federal income tax forms.

172

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of the shareholders of GMO Trust (the “Trust”) was held on September 9, 2025 to vote on the proposed election of Paul Braverman, Peter Tufano, Enrique Chang, and Dina Santoro (the “Nominees”) as Trustees of the Trust. The election of each Nominee was approved by shareholders at the meeting, and no other business or proposals were brought or voted on at the meeting. Below is a report showing the votes cast at the shareholder meeting:

Nominee	Vote	Shares Voted	% Voted	% of Total Outstanding
Paul Braverman	FOR	548,201,493.522	96.152%	45.224%
	WITHHELD	21,941,192.470	3.848%	1.810%
Peter Tufano	FOR	548,102,038.082	96.135%	45.216%
	WITHHELD	22,040,647.910	3.865%	1.818%
Enrique Chang	FOR	568,795,094.239	99.764%	46.923%
	WITHHELD	1,347,591.753	0.236%	0.111%
Dina Santoro	FOR	569,513,012.795	99.890%	46.983%
	WITHHELD	629,673.197	0.110%	0.051%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item is filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics described in Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications by the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)

Certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: May 7, 2026

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: May 7, 2026